[GRAPHICS OMITTED - ACORN, COLUMN, MITER, HANDSHAKE]

     GALAXY EQUITY FUNDS

GALAXY FUNDS

ANNUAL REPORT
October 31, 2002

Galaxy Asset Allocation Fund

Galaxy Equity Income Fund

Galaxy Growth and Income Fund

Galaxy Strategic Equity Fund

Galaxy Equity Value Fund

Galaxy Large Cap Value Fund

Galaxy Equity Growth Fund

Galaxy Large Cap Growth Fund

Galaxy Growth Fund II

Galaxy Small Cap Value Fund

Galaxy Small Company Equity Fund

Galaxy International Equity Fund


                                                   [LOGO OMITTED - GALAXY FUNDS]

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE

Dear Galaxy Equity Fund Shareholder:

      Enclosed is the Galaxy Equity Funds' annual report for the fiscal year ended October 31, 2002. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview are individual reviews that describe how Fleet Investment Advisors Inc. managed each of the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each Fund as of October 31, 2002 appear at the end of the report.

      In a climate of increased economic and political uncertainty, stock prices ended the reporting period significantly lower than where they started. The stock market was particularly volatile during this time, however, and even enjoyed a brief advance in the third quarter of 2002. Bond prices, in contrast, strengthened significantly during the reporting period. The very different reaction of stocks and bonds to the same economic and political conditions, as well as dissimilar performances within individual stock and bond sectors, demonstrates once more that investors can benefit from well-diversified portfolios with a broad mix of asset classes.

      Such diversification will likely be just as important going forward. Despite three years of poor total returns, financial advisors say stocks remain key to the long-term growth that can outpace the eroding effects of inflation and taxes. While holdings in bonds provided investors with both income and substantial capital gains during the bear market in stocks, bond returns will likely moderate as the economy recovers and interest rates rise.

      Now that the asset management businesses of Liberty Financial Companies and FleetBoston Financial Corporation have been combined under Columbia Management Group, Inc., you have a significantly broader array of investment options with which to achieve the diversification you need in these turbulent times. We continue to suggest that you meet with your financial advisor to create the specific investment mix that is best suited to your financial goals and tolerance for risk.

      If you have any questions about the information in this report, please call us toll-free at 1-800-345-6611 or visit our Web site at www.libertyfunds.com. You may also consult your financial advisor.

Sincerely,

/S/ SIGNATURE
Keith T. Banks
President

[BEGIN SIDEBAR]
--------------------------------------------------------------------------------
MUTUAL FUNDS:

O ARE NOT BANK DEPOSITS

O ARE NOT FDIC INSURED

O ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK

O ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT INVESTED
--------------------------------------------------------------------------------
[END SIDEBAR]

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MARKET OVERVIEW


[BEGIN SIDEBAR]
     "BESIDES DELAYS IN A RECOVERY FOR THE ECONOMY AND CORPORATE EARNINGS, INVESTORS WERE DISHEARTENED BY ON-GOING REVELATIONS OF CORPORATE ACCOUNTING FRAUD, PERSISTENT THREATS OF TERRORIST ATTACKS AND RISING CONCERN ABOUT U.S. MILITARY INVOLVEMENT IN THE MIDDLE EAST."
[END SIDEBAR]


EQUITY MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.

      Despite several short-term market rallies in response to positive economic news, the decline in U.S. stock prices that began in March of 2000 deepened in the 12 months ended October 31, 2002. Besides delays in a recovery for the economy and corporate earnings, investors were disheartened by on-going revelations of corporate accounting fraud, persistent threats of terrorist attacks and rising concern about U.S. military involvement in the Middle East. As the U.S. economic outlook dimmed, economies faltered abroad causing stock prices to weaken in most foreign markets.
      For the 12-month reporting period, the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P(R) 500 Index"), which represents large-cap stocks, had a total return of -15.10%. Over the same time, stocks of smaller firms represented by the Russell 2000 Index (the "Russell 2000") had a total return of -11.57%, and foreign stocks in the Morgan Stanley Capital International All Country World ex U.S. Index (the "MSCI All Country World ex U.S. Index") had a total return of -10.88%.

THE RECOVERY STALLS
      During the fourth quarter of 2001, when the reporting period began, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved at an annualized rate of 2.7%. While modest, this was the strongest gain in a year and a significant improvement over the 0.3% decline in growth for the third quarter of 2001. To keep the economy moving, the Federal Reserve Board (the "Fed") added rate cuts of 75 basis points (0.75%) in November and December of 2001 to the aggregate 400-basis-point cut it had imposed earlier in the year. Stock prices advanced strongly in this environment, led by growth-oriented issues. With prices that were still attractive versus those for stocks of large companies, the stocks of small- and medium-sized firms also outperformed.
      A rebuilding of inventories and continued strength in consumer spending pushed the rate of GDP growth to a robust 5.0% in the first quarter of 2002. In March, the Fed signaled that it was adopting a neutral monetary policy that would table further cuts in interest rates. Despite these positives, and a decline in the annual rate of inflation to 1.5%, the prices of many growth stocks faltered. The weakness was particularly pronounced in stocks of larger growth firms as lackluster earnings failed to justify the higher prices that these stocks had achieved and investors became increasingly concerned about the accounting problems at larger companies. Value stocks and issues of small- and mid-sized firms continued to gain during this time.
      Although investors believed that the growth surge in the first quarter would be temporary, they hoped that it might lay the foundation for a sustained recovery. In the wake of Fed actions to reduce liquidity, however, GDP growth slowed to a modest 1.3% rate in the second quarter. With disappointing earnings reports, ongoing corporate accounting problems, rising unemployment, a decline in consumer confidence and the potential for further economic problems due to the U.S. war on terrorism and fighting in the Middle East, stock prices fell across the board. Still bearing the brunt of corporate accounting scandals, issues of larger companies led the decline. Growth stocks also continued to underperform.
      As industrial production and job growth remained stagnant in the third quarter and consumer confidence declined, actual spending by consumers held up relatively well and business investment began to rise. In this climate, GDP improved to an estimated annualized rate of 4.0%. However, with signs that the recovery might be stalling and an inflation rate near 1.5%, the Fed announced it was inclined toward easing interest rates again. After falling sharply from late May through the middle of July, stock prices advanced - with significant volatility - into the middle of August. Prices then declined steeply through the end of the third quarter, as second-quarter earnings reports proved disappointing and war with Iraq became more likely.
      After the sharpest quarterly decline in the S&P(R) 500 Index since the fourth quarter of 1987, stock prices rebounded strongly in the month that followed. Having suffered the most when prices were falling, the large-company and growth sectors of the market led the October advance. Although consumer confidence fell to a nine-year low at this time and signals remained mixed in the manufacturing sector, investors were cheered by news of improvements in productivity, unemployment, and business spending and by the hope that stock prices might be bottoming.

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[BEGIN SIDEBAR]
"FOCUSING ON HIGH QUALITY COMPANIES WITH STRONG FUNDAMENTALS HELPED US CHOOSE MANY INDIVIDUAL STOCKS THAT OUTPERFORMED THEIR INDUSTRY SECTORS."
[END SIDEBAR]



ATTRACTIVE OPPORTUNITIES IN CYCLICAL ISSUES
      At a time of great economic and market uncertainty, the Galaxy Equity Funds maintained portfolios of broad sector diversity, strong credit quality and reasonable valuations. The emphasis on diversification proved helpful as the economy wavered between recession and recovery. Focusing on high quality companies with strong fundamentals helped us choose many individual stocks that outperformed their industry sectors.
      For the most part, we increased our commitment to stocks from economically sensitive "cyclical" sectors so that we could position the Funds for the economic recovery that would eventually take hold. As prices fell in these sectors, we took advantage of many attractive investment opportunities. To buffer the Funds' total returns against concern of corporate accounting fraud, we eliminated positions that we felt were vulnerable to current and future accounting problems.

LAYING A FOUNDATION FOR RECOVERY
      It is difficult to know whether the recent rally in stock prices will last. However, many positive signs for the economy are emerging. Although overcapacity remains in some industries, many businesses have started to replace their older equipment. For the third quarter of 2002, in fact, business spending was the strongest in two years. The economy should benefit further from solid productivity, expanded government spending, increased liquidity, further cuts in federal income taxes and interest rates that are likely to remain historically low. The Fed recently demonstrated continued support for the recovery on November 6, when it cut interest rates an unexpected 50 basis points. Although the Fed has resumed a neutral monetary policy, it has also pledged further rate cuts if growth remains stagnant.
      At the same time, a weakening in consumer confidence - due largely to slow job growth, a shaky stock market, and the continued threat of war against Iraq - suggests a slow and uneven pace for the recovery through the middle of 2003. If growth then accelerates, as we expect, the GDP rate could average 2.6% for the year. Given the current excesses in manufacturing capacity, minimal upward pressure on wages, and a reduced ability by businesses to raise prices, we believe inflation will remain below 3.0%.
      Even with a more sober outlook for earnings, stocks appear fairly valued. Future growth in U.S. stock prices will likely depend on improvements in reported earnings and a willingness by investors to pay more for long-term earnings growth. In the meantime, we expect the market to remain volatile and be easily influenced by additional terrorist threats, a war with Iraq or more misdeeds in corporate accounting. As in recent months, the direction for stocks in many foreign markets should be closely tied to stock activity in the U.S. The major exception may be the emerging Asian markets outside Japan, where a sustained period of economic growth seems to be underway.

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES


                                                                                            10 YEARS/
AS OF OCTOBER 31, 2002                                              1 YEAR      5 YEARS   LIFE OF FUND*
---------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 12/30/91)                     -12.23%      0.57%       7.06%
---------------------------------------------------------------------------------------------------------
Equity Income Fund (INCEPTION DATE 12/14/90)                        -18.15      -0.49        7.42
---------------------------------------------------------------------------------------------------------
Growth and Income Fund (INCEPTION DATE 12/14/92)**                  -17.85      -0.72        8.05
---------------------------------------------------------------------------------------------------------
Strategic Equity Fund (INCEPTION DATE 3/4/98)                       -11.07        N/A        1.66
---------------------------------------------------------------------------------------------------------
Equity Value Fund (INCEPTION DATE 9/1/88)                           -20.96      -0.45        9.12
---------------------------------------------------------------------------------------------------------
Large Cap Value Fund (INCEPTION DATE 4/1/92)****                    -18.28      -1.09        7.18
---------------------------------------------------------------------------------------------------------
Equity Growth Fund (INCEPTION DATE 12/14/90)                        -18.51      -0.12        8.51
---------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (INCEPTION DATE 1/31/97)****                  -20.89      -0.87        0.89
---------------------------------------------------------------------------------------------------------
Growth Fund II (INCEPTION DATE 3/28/96)***                          -19.23       0.96        5.56
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund (INCEPTION DATE 12/14/92)**                     -1.26       5.01       12.48
---------------------------------------------------------------------------------------------------------
Small Company Equity Fund (INCEPTION DATE 12/30/91)                 -24.62      -5.61        7.83
---------------------------------------------------------------------------------------------------------
International Equity Fund (INCEPTION DATE 12/30/91)                 -15.26      -3.59        4.07
---------------------------------------------------------------------------------------------------------

*    Return figures shown are average annual total returns for the 10 years ended October 31, 2002 for the Asset
     Allocation Fund, Equity Income Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Small Company
     Equity Fund and International Equity Fund and for the period from inception through October 31, 2002 for each other
     Fund.
**   The Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund commenced operations as separate portfolios (the
     "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold two series of shares. In connection with the reorganization, shareholders of the Predecessor
     Shawmut Funds exchanged their Trust Shares and Investment Shares for Trust Shares and Retail A Shares,
     respectively, of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund. The total returns shown above for Trust Shares of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund for the periods prior to
     December 4, 1995 represent the total returns for Trust Shares of the corresponding Predecessor Shawmut Funds.
***  The Galaxy Growth Fund II commenced operations as a separate portfolio (the "Predecessor Boston 1784 Fund") of the
     Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of The
     Galaxy Fund. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares.
     In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for
     Trust Shares and BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who
     purchased their shares through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received Trust Shares of the Fund and shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares of the Fund converted into Retail
     A Shares of the Fund. The total returns shown above for Trust Shares of the Galaxy Growth Fund IIfor the periods prior to June 26, 2000 represent the total returns for the Predecessor Boston 1784 Fund.
**** The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the
     "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares and Retail B
     Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Trust Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for the periods prior to
     August 27, 2001 represent the total returns for Class I Shares of the corresponding Predecessor Pillar Funds.

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*

                                                                                          10 YEARS/
AS OF OCTOBER 31, 2002                                            1 YEAR     5 YEARS LIFE OF FUND******
---------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 12/30/91)                     -17.47%     -0.81%         6.25%
---------------------------------------------------------------------------------------------------------
Equity Income Fund (INCEPTION DATE 12/14/90)**                      -23.22      -2.07          6.40
---------------------------------------------------------------------------------------------------------
Growth and Income Fund (INCEPTION DATE 2/12/93)***                  -22.84      -2.18          7.22
---------------------------------------------------------------------------------------------------------
Strategic Equity Fund (INCEPTION DATE 3/4/98)                       -16.58        N/A         -0.10
---------------------------------------------------------------------------------------------------------
Equity Value Fund (INCEPTION DATE 9/1/88)**                         -25.83      -2.00          8.12
---------------------------------------------------------------------------------------------------------
Large Cap Value Fund (INCEPTION DATE 4/1/92)****                    -23.23      -2.55          6.25
---------------------------------------------------------------------------------------------------------
Equity Growth Fund (INCEPTION DATE 12/14/90)**                      -23.54      -1.69          7.50
---------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (INCEPTION DATE 2/3/97)****                   -25.63      -2.45         -0.45
---------------------------------------------------------------------------------------------------------
Growth Fund II (INCEPTION DATE 6/26/00)                             -24.22        N/A        -21.28
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund (INCEPTION DATE 2/12/93)***                     -7.38       3.30         11.63
---------------------------------------------------------------------------------------------------------
Small Company Equity Fund (INCEPTION DATE 12/30/91)                 -29.19      -7.12          6.79
---------------------------------------------------------------------------------------------------------
International Equity Fund (INCEPTION DATE 12/30/91)                 -20.59      -5.23          2.99
---------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- PRIME A SHARES*****

AS OF OCTOBER 31, 2002                                            1 YEAR     5 YEARS    LIFE OF FUND
---------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 11/1/98)                      -17.34%    N/A            -4.03%
---------------------------------------------------------------------------------------------------------
Growth and Income Fund (INCEPTION DATE 11/1/98)                     -22.63     N/A            -4.80
---------------------------------------------------------------------------------------------------------
Equity Growth Fund (INCEPTION DATE 11/1/98)                         -23.12     N/A            -5.26
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund (INCEPTION DATE 11/1/98)                        -7.15     N/A             7.91
---------------------------------------------------------------------------------------------------------
International Equity Fund (INCEPTION DATE 11/1/98)                  -20.40     N/A            -9.24
---------------------------------------------------------------------------------------------------------

*      Return figures have been restated to include the effect of the maximum 5.75% front-end sales charge which became effective on January 1, 2001.
**     Retail A Shares of the Equity Value Fund and Equity Growth Fund were first issued during the fiscal year ended
       October 31, 1991 and Retail A Shares of the Equity Income Fund were first issued during the fiscal year ended
       October 31, 1992. The total returns for prior periods represent the total returns for Trust Shares of the Funds.
       Prior to November 1, 1993, the total returns for Retail A Shares and Trust Shares of the Funds were the same because each series of shares had the same expenses.
***    The Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund commenced operations as separate portfolios
       (the "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold two series of shares. In connection with the reorganization, shareholders of the Predecessor
       Shawmut Funds exchanged their Trust Shares and Investment Shares for Trust Shares and Retail A Shares,
       respectively, of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund. The total returns shown above for Retail A Shares of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund for the periods prior to
       December 4, 1995 represent the total returns for Investment Shares of the corresponding Predecessor Shawmut
       Funds.
****   The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the
       "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor
       Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares
       and Retail B Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Retail A Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for
       the periods prior to August 27, 2001 represent the total returns for Class A Shares of the corresponding
       Predecessor Pillar Funds.
***** Return figures include the effect of the maximum 5.50% front-end sales charge.
****** Return figures shown are average annual total returns for the 10 years ended October 31, 2002 for the Asset
       Allocation Fund, Equity Income Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Small Company
       Equity Fund and International Equity Fund and for the period from inception through October 31, 2002 for each other Fund.

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES**

                                            1 YEAR         1 YEAR          5 YEAR         5 YEAR      LIFE OF FUND   LIFE OF FUND
                                        RETURNS BEFORE  RETURNS AFTER  RETURNS BEFORE  RETURNS AFTER RETURNS BEFORE  RETURNS AFTER
                                          CONTINGENT     CONTINGENT      CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                                           DEFERRED       DEFERRED        DEFERRED       DEFERRED       DEFERRED       DEFERRED
                                         SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
AS OF OCTOBER 31, 2002                     DEDUCTED       DEDUCTED*       DEDUCTED       DEDUCTED*      DEDUCTED       DEDUCTED*
-----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)                       -13.08%        -17.39%         -0.31%         -0.79%          3.60%           3.48%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
(INCEPTION DATE 11/1/98)                      -19.19         -23.03            N/A            N/A          -5.28           -5.87
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
(INCEPTION DATE 3/4/96)                       -18.80         -22.73          -1.75          -2.14           3.57            3.47
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Equity Fund
(INCEPTION DATE 3/4/98)                       -12.16         -16.40            N/A            N/A           0.56            0.03
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value Fund
(INCEPTION DATE 3/4/96)                       -21.85         -25.65          -1.55          -1.87           3.95            3.87
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
(INCEPTION DATE 5/12/97)***                   -19.21         -23.25          -2.10          -2.52          -0.75           -1.01
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
(INCEPTION DATE 3/4/96)                       -19.49         -23.51          -1.27          -1.65           4.31            4.21
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
(INCEPTION DATE 5/21/97)***                   -21.71         -25.63          -1.92          -2.26          -0.79           -1.00
-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund II
(INCEPTION DATE 6/26/00)                      -20.40         -24.38            N/A            N/A         -19.93          -21.17
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
(INCEPTION DATE 11/1/98)                       -2.49          -6.94            N/A            N/A           8.44            7.72
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Equity Fund
(INCEPTION DATE 3/4/96)                       -25.52         -29.25          -6.67          -7.08          -0.52           -0.62
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
(INCEPTION DATE 11/1/98)                      -16.55         -20.70            N/A            N/A          -8.80           -9.52
-----------------------------------------------------------------------------------------------------------------------------------

*     As if shares were redeemed at end of period.
**    Return figures after deduction of contingent deferred sales charges for the periods prior to January 1, 2001 have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of
      Retail B Shares purchased on or after January 1, 2001 and redeemed within seven years of purchase. Retail B Shares purchased on or after January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through seventh years, respectively, and (ii) automatically convert to Retail A Shares after eight years. Retail B Shares purchased prior to January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year of purchase, decreasing to 4.00%, 3.00%, 3.00%, 2.00% and 1.00%
      for redemptions made during the second through sixth years, respectively, and (ii) automatically convert to Retail A
      Shares after six years. Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy
      Growth Fund II and Galaxy International Equity Fund issued in connection with The Pillar Funds reorganization
      ("Pillar Retail B Shares") (i) are subject to a 5.50% contingent deferred sales charge if shares are redeemed within the first year after purchasing the Pillar Fund Class B Shares held prior to the reorganization, decreasing to
      5.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively, and
      (ii) automatically convert to Retail A Shares eight years after purchasing the Pillar Fund Class B Shares held prior to the reorganization. The average annual total returns for Retail B Shares purchased prior to January 1, 2001 and for Pillar Retail B Shares may be different than those shown above.
***   The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the
      "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares and Retail B
      Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Retail B Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for the periods prior to August 27, 2001 represent the total returns for Class B Shares of the corresponding Predecessor Pillar Funds.

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS -- PRIME B SHARES**

                                1 YEAR           1 YEAR            5 YEAR            5 YEAR        LIFE OF FUND     LIFE OF FUND
                            RETURNS BEFORE    RETURNS AFTER    RETURNS BEFORE     RETURNS AFTER   RETURNS BEFORE    RETURNS AFTER
                              CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                            DEFERRED SALES   DEFERRED SALES    DEFERRED SALES    DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
AS OF OCTOBER 31, 2002      CHARGE DEDUCTED CHARGE DEDUCTED*   CHARGE DEDUCTED  CHARGE DEDUCTED*  CHARGE DEDUCTED CHARGE DEDUCTED*
-----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 11/1/98)          -13.06%          -17.37%           N/A              N/A                -3.35%            -3.99%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
(INCEPTION DATE 11/1/98)          -18.75           -22.68            N/A              N/A                -4.16             -4.74
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
(INCEPTION DATE 11/1/98)          -19.41           -23.44            N/A              N/A                -4.60             -5.15
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
(INCEPTION DATE 11/1/98)           -2.55            -7.00            N/A              N/A                 8.59              8.05
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
(INCEPTION DATE 11/1/98)          -16.06           -20.21            N/A              N/A                -8.47             -9.01
-----------------------------------------------------------------------------------------------------------------------------------

*      As if shares were redeemed at end of period.
**     Prime B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Prime B Shares automatically convert to Prime A Shares after eight years.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
HARVEY HIRSCHHORN PIC

HARVEY HIRSCHHORN HAS MANAGED THE EQUITY PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE JULY OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS AFFILIATES, SINCE 1973.

[GRAPHIC OMITTED]
DAVID LINDSAY PIC

DAVID LINDSAY HAS MANAGED THE FIXED INCOME PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE JANUARY OF 1997. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1986.
[END SIDEBAR]

GALAXY ASSET ALLOCATION FUND

BY HARVEY HIRSCHHORN AND DAVID LINDSAY
PORTFOLIO MANAGERS
      In a difficult period for large-cap growth stocks, the Galaxy Asset Allocation Fund was aided by a sizable weighting in the better-performing fixed income sector. However with overweightings in stocks from the underperforming technology and industrial sectors, the Fund's total returns lagged behind those for funds with similar investment objectives during the fiscal year.
      For the 12 months ended October 31, 2002, Trust Shares of the Galaxy Asset Allocation Fund had a total return of -12.23%. For the same period, its Retail A Shares had a total return of -12.45% before deducting the maximum 5.75% front-end sales charge and its Retail B Shares had a total return of -13.08% before deducting the maximum 5.00% contingent deferred sales charge. During the period, Prime A Shares of the Fund had a total return of -12.53% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund had a total return of -13.06% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      These results compare with an average total return of -8.47% for the flexible portfolio funds tracked by Lipper Inc. ("Lipper"), a mutual fund performance tracking service. During the same time, the S&P(R) 500 Index, which tracks the performance of stocks only, had a total return of -15.10% and the Dow Jones Industrial Average ("DJIA"), which tracks the "price only" performance of blue chip stocks, had a total return of -7.47%.

INCREASING DIVERSIFICATION
      Stocks of telecommunications firms were reduced early in the reporting period, along with issues of firms that were vulnerable to investors' concerns about accounting fraud. The proceeds from these sales were used to buy stocks of industrial, financial and health care firms. Although many equity positions performed relatively well during this time, lesser performances from consumer discretionary, health care, financial and industrial holdings - as well as the overweighted technology group - were a drag on the Fund's returns.
      Beginning in July of 2002, we significantly increased diversification in the Fund's equity portfolio, which included additions of holdings in foreign and mid-sized firms. We felt that mid-sized companies would be less vulnerable to accounting concerns, while stocks of overseas firms should benefit from attractive valuations. We paid for these purchases by reducing certain securities with overweighted positions. As stock prices declined, the Fund benefited from underweightings in the lesser-performing telecommunications and utilities sectors and overweightings in the better-performing health care and energy sectors.
      For most of the period, we had a fixed income weighting of more than 40%, giving increased attention to corporate investments that could benefit from the economic recovery. Although investor concerns about the sustainability delay of the recovery caused corporates as a whole to underperform Treasuries for the year, the Fund's overall fixed income exposure performed well.

A SHIFT FROM BONDS TO STOCKS
      With a major rally in bonds during the fiscal year and a significant sell-off in equities, we shifted assets from the fixed income portion of the portfolio to the equity side late in the reporting period. This enhanced total returns when stocks began to rally and bond prices weakened. We continue to anticipate a better underlying environment for equities that will be based upon an improving economy, better profit gains and a further easing of interest rates by the Fed. As opportunities arise, we may increase the equity portfolio further and make additional commitments to stocks outside the large-cap sector. We will also look for opportunities in foreign markets.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY ASSET ALLOCATION FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500                    TRUST       RETAIL A     RETAIL B      PRIME A      PRIME B
               INDEX          DJIA        SHARES      SHARES        SHARES       SHARES       SHARES
              ---------    ---------    ---------     --------     --------     ---------    ---------
12/30/91      10,000.00    10,000.00    10,000.00     9,425.00
10/31/92      10,295.00    10,181.00    10,285.00     9,694.00
10/31/93      11,830.00    11,615.00    11,558.00    10,894.00
10/31/94      12,284.00    12,333.00    11,335.00    10,674.00
10/31/95      15,528.00    15,007.00    14,019.00    13,173.00    10,000.00
10/31/96      19,270.00    19,027.00    16,429.00    15,403.00    10,271.00
10/31/97      25,458.00    23,485.00    19,785.00    18,519.00    12,454.00
10/31/98      31,186.00    27,114.00    22,564.00    21,083.00    14,144.00     9,450.00     10,000.00
10/31/99      38,978.00    33,861.00    24,736.00    23,093.00    15,418.00    10,366.00     10,391.00
10/31/00      41,348.00    34,622.00    27,261.00    25,398.00    16,973.00    11,419.00     11,503.00
10/31/01      31,057.00    28,639.00    23,189.00    21,543.00    14,358.00     9,697.00      9,773.00
10/31/02      26,368.00    26,499.00    20,352.00    18,863.00    12,559.00     8,482.00      8,499.00

GALAXY ASSET ALLOCATION FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS .....................  61%
U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS .....................  17%
CORPORATE NOTES AND BONDS .........  14%
ASSET-BACKED SECURITIES ...........   3%
FOREIGN BONDS, MUNICIPAL SECURITY,
REPURCHASE AGREEMENT & NET OTHER
ASSETS AND LIABILITIES ...........   5%


* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX AND THE DJIA ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 12/31/91 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
SCOTT SCHERMERHORN  PIC

SCOTT SCHERMERHORN HAS CO-MANAGED THE GALAXY EQUITY INCOME FUND SINCE APRIL 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1998.

[GRAPHIC OMITTED]
SCOTT DAVIS PIC

SCOTT DAVIS HAS CO-MANAGED THE GALAXY EQUITY INCOME FUND SINCE APRIL 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1985.

[END SIDEBAR]



GALAXY EQUITY INCOME FUND

BY SCOTT SCHERMERHORN AND SCOTT DAVIS, CFA
PORTFOLIO MANAGERS
      When stock prices are volatile, as they were in the past year, stocks with above-average dividend yields like those emphasized in the Galaxy Equity Income Fund can provide downside price protection and enhance total return. During the recent 12-month reporting period, however, many higher-dividend stocks were hurt by increased concern about the overall quality of corporate accounting practices. Despite solid relative performances from many other holdings, the underperformance of issues that were vulnerable to the general market nervousness about accounting problems caused the Fund to underperform against its market benchmark for the fiscal year.
      For the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -18.15%. Over the same time period, Retail A Shares of the Fund had a total return of -18.53% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -19.19% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) Over the same time, the S&P(R) 500 IndeX had a total return of -15.10% and the equity income funds tracked by Lipper earned an average total return of -12.20%.

HELP FROM CONSUMER SECTOR
      The Fund's exposure to consumer staples stocks had been increased for several months before the reporting period began, with an emphasis on health care issues. These purchases were made possible through sales of stocks in the technology and basic industry sectors. Once the reporting period was underway, many of the Fund's consumer staples positions subsequently added to total returns - as did issues of consumer discretionary and utility firms. Although the Fund was underweighted in technology holdings, these positions significantly reduced performance, along with stocks of firms that fell prey to rumors of accounting fraud.
      We reduced the technology weighting during the period by eliminating several positions that reached high valuations and offered little or no dividend yield. In our search for investment opportunities that could provide both attractive dividend income and solid growth potential, we bought stocks of pharmaceutical firms and regional telephone operating companies. We also increased positions in financial firms and the economically sensitive "cyclical" sectors.

LOOKING AHEAD
      With additional signs of a recovery, we may further increase holdings in cyclical firms in months to come. As investors wait for a recovery to take hold, the Fund's emphasis on dividend-paying stocks that are reasonably valued versus their historical valuations and earnings potential should continue to benefit returns. With bond yields at historically low levels, stocks with high dividends should be especially attractive to investors - providing a stream of income as well as price stability.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY EQUITY INCOME FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                S&P(R) 500     TRUST       RETAIL A       RETAIL B
                  INDEX       SHARES        SHARES         SHARES
                ----------   ---------     ---------     ----------
12/14/90        10,000.00    10,000.00      9,425.00
10/31/91        12,358.00    11,561.00     10,896.00
10/31/92        13,589.00    12,683.00     11,954.00
10/31/93        15,615.00    14,186.00     13,371.00
10/31/94        16,215.00    14,615.00     13,764.00
10/31/95        20,497.00    17,948.00     16,823.00
10/31/96        25,437.00    21,475.00     20,021.00
10/31/97        33,605.00    26,585.00     24,681.00
10/31/98        41,166.00    30,751.00     28,441.00     10,000.00
10/31/99        52,243.00    34,010.00     31,325.00     10,444.00
10/31/00        55,419.00    37,049.00     33,973.00     11,422.00
10/31/01        41,625.00    31,693.00     28,952.00      9,702.00
10/31/02        35,341.00    25,942.00     23,588.00      7,851.00

GALAXY EQUITY INCOME FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE ................ 24%
CONSUMER STAPLES ....... 21%
COMMUNICATIONS ......... 14%
ENERGY ................. 12%
INDUSTRIAL .............  9%
UTILITIES ..............  7%
TECHNOLOGY .............  5%
CONSUMER CYCLICAL ......  4%
OTHER COMMON STOCKS,
REPURCHASE AGREEMENT
& NET OTHER ASSETS
AND LIABILITIES .......   4%

* SINCE INCEPTION ON 12/14/90 FOR RETAIL A AND TRUST SHARES. SINCE
  INCEPTION ON 11/1/98 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 11/30/90 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

[BEGIN SIDEBAR]
GREG MILLER PIC

GREG MILLER HAS MANAGED THE GALAXY GROWTH AND INCOME FUND SINCE JULY OF 1998. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1985.
[END SIDEBAR]


GALAXY GROWTH AND INCOME FUND

BY GREG MILLER
PORTFOLIO MANAGER
      In a choppy market, where short-term rallies gave way to an overall price decline, many individual holdings within the Galaxy Growth and Income Fund held up relatively well. With disappointing performances from other positions, however, total returns for the Fund lagged slightly behind those of its market benchmark for the fiscal year.
      Over the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -17.85%. Over the same time, Retail A Shares of the Fund had a total return of -18.16% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -18.80% before deducting the maximum 5.00% contingent deferred sales charge. During the reporting period, Prime A Shares of the Fund had a total return of -18.14% before deducting the maximum 5.50% front-end sales charge and its Prime B Shares had a total return of -18.75% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge, and the charts on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same time, the large-cap core funds tracked by Lipper had an average total return of -16.25% and the S&P(R) 500 Index had a total return of -15.10%.

OPPORTUNITIES IN TECHNOLOGY, CONSUMER, AND INSURANCE STOCKS
      In the first half of the period, the Fund benefited as investors favored the value-oriented sector where its portfolio is focused. Returns were further enhanced with outperformances by positions of financial and technology firms and by an overweighted position in the better-performing energy sector. These positives were largely over- shadowed, however, by the poor performance of holdings that fell prey to corporate accounting concerns - as well as holdings in industrial and pharmaceutical firms that encountered problems with earnings. Underweightings in the better-performing small- and mid-cap sectors further reduced the Fund's performance versus its peers. During this time, we traded issues of basic materials firms for attractive opportunities in the technology sector. We also added value in the insurance group.
      Although investors shifted from value stocks to growth stocks in the second half of the period, the Fund benefited from an outperformance by large-cap issues. Of further help were

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS


an overweighting and positive stock selection in the outperforming financial sector and positive selection in consumer staples positions. These supports helped offset an underweighting in the better-performing consumer staples sector and an underperformance by the Fund's selection of health care issues. At this point, we sold certain basic materials and technology stocks whose potential for growth was compromised and took profits in financial and health care positions. We used the proceeds from these sales to buy stocks of consumer discretionary and insurance firms.

CONTINUED OPPORTUNITIES IN VALUE STOCKS
      After underperforming in recent months, value-oriented issues should be more attractive to investors. The Fund should also benefit from a recent shift into sectors that tend to respond more strongly to an improving economy. In addition to an overweighting in energy stocks, we plan to make further additions of stocks from other "cyclical" sectors in months to come.

GALAXY GROWTH AND INCOME FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              S&P(R) 500     TRUST       RETAIL A     RETAIL B     PRIME A      PRIME B
                INDEX        SHARES      SHARES       SHARES       SHARES       SHARES
              ---------    ---------    ----------   ---------    ---------    ---------
12/14/92      10,000.00    10,000.00     9,425.00
10/31/93      10,890.00    10,880.00    10,240.00
10/31/94      11,548.00    11,908.00    11,173.00
10/31/95      14,601.00    14,147.00    13,242.00    10,000.00
10/31/96      18,120.00    17,085.00    15,924.00    10,183.00
10/31/97      23,938.00    22,284.00    20,718.00    13,393.00
10/31/98      29,324.00    24,535.00    22,774.00    14,647.00     9,450.00    10,000.00
10/31/99      36,669.00    28,180.00    26,089.00    16,712.00    10,847.00    10,898.00
10/31/00      38,898.00    30,822.00    28,452.00    18,241.00    11,853.00    11,953.00
10/31/01      29,215.00    26,163.00    24,053.00    15,362.00    10,035.00    10,128.00
10/31/02      24,805.00    21,492.00    19,685.00    12,554.00     8,215.00     8,236.00


GALAXY GROWTH AND INCOME FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE ......................  22%
CONSUMER STAPLES .............  20%
INDUSTRIAL ...................  11%
COMMUNICATIONS ...............  10%
ENERGY .......................  10%
TECHNOLOGY ...................  10%
CONSUMER CYCLICAL ............   9%
BASIC MATERIALS ..............   4%
OTHER COMMON STOCKS,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ..................   4%

* SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES AND 2/12/93 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 11/30/92 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
SCOTT DAVIS PIC

SCOTT DAVIS HAS MANAGED THE GALAXY STRATEGIC EQUITY FUND SINCE NOVEMBER OF 2001 AND CO-MANAGED THE FUND SINCE MAY OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1985.

[GRAPHIC OMITTED]
SCOTT SCHERMERHORN  PIC

SCOTT SCHERMERHORN HAS CO-MANAGED THE GALAXY STRATEGIC EQUITY FUND SINCE MAY OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1998.
[END SIDEBAR]

GALAXY STRATEGIC EQUITY FUND

BY SCOTT DAVIS, CFA AND SCOTT SCHERMERHORN
PORTFOLIO MANAGERS
      Uncertain markets often produce many attractive opportunities for stock investors. By taking advantage of opportunities in stocks whose prices were particularly reasonable versus their potential for earnings growth, we helped the Galaxy Strategic Equity Fund earn total returns for the fiscal year that weathered the stock price decline in somewhat better shape than its market benchmark and other funds with similar investment objectives.
      Over the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -11.07%. For the same period, Retail A Shares of the Fund had a total return of -11.50% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -12.16% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.)
      Over the same time, the multi-cap value funds tracked by Lipper had an average total return of -12.63% and the S&P(R) 500 Index had a total return of -15.10%.

PREPARING FOR A RECOVERY
      Following the terrorist attacks of September 11, 2001, before the reporting period began, we began to shift from a defensive investment strategy to policies that we felt would help us make the most of a recovering economy. In doing so, we traded stocks of consumer staples companies for stocks of insurance, health care, energy and technology firms. In the first two months of the reporting period, many of the Fund's technology holdings outperformed strongly enough for us to feel that their prices were ahead of company fundamentals. We decided, therefore, to take profits in these positions. As concerns about corporate accounting practices accelerated early in 2002, we reduced positions that were particularly vulnerable to this uncertainty. We used the proceeds from these sales to make further purchases in the energy, insurance and health care sectors.
      Later in the reporting period, as it looked like consumer spending would slow, we traded stocks of retail companies and other consumer discretionary firms for stocks of consumer staples firms. Both a positive stock selection and the increased weighting in consumer staples stocks subsequently helped to buffer Fund returns against a weakening market. Of added benefit was an increased position in financial firms and further reductions in the Fund's technology position. In making these changes, we found some of the best values in stocks of larger companies. By the end of the period, the Fund had a heavier weighting in large-cap stocks than when the period started. The Fund ended the period overweighted in the financial, energy and telecommunications services sectors and underweighted in the technology, health care and utility sectors.

GREATER EMPHASIS ON CYCLICAL SECTORS
      With signs that a recovery may be at hand, we have also added stocks from the more economically sensitive "cyclical" sectors. We believe these sectors may outperform as earnings strengthen during the months ahead. In the meantime, a greater emphasis on large-cap stocks and on stocks with higher dividends should help soften the effect of further market fluctuations. As before, we will look for stocks that have been priced favorably versus their growth potential and maintain a broadly diversified portfolio of high quality issues.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY STRATEGIC EQUITY FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500       TRUST      RETAIL A     RETAIL B
               INDEX        SHARES       SHARES       SHARES
               -----       --------     --------     ---------
  3/4/98     10,000.00    10,000.00     9,425.00     10,000.00
10/31/98     10,577.00     9,667.00     9,071.00      9,157.00
10/31/99     13,291.00    10,019.00     9,366.00      9,486.00
10/31/00     14,099.00    12,192.00    11,341.00     11,489.00
10/31/01     10,590.00    12,139.00    11,247.00     11,290.00
10/31/02      8,992.00    10,797.00     9,954.00     10,013.00

GALAXY STRATEGIC EQUITY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

FINANCE ................ 27%
CONSUMER STAPLES ....... 18%
COMMUNICATIONS ......... 15%
ENERGY ................. 10%
INDUSTRIAL .............  9%
CONSUMER CYCLICAL ......  7%
TECHNOLOGY .............  6%
BASIC MATERIALS ........  4%
OTHER COMMON STOCK,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ...........  4%

* SINCE INCEPTION ON 3/4/98 FOR TRUST, RETAIL A AND RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 2/28/98 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
G. JAY EVANS PIC

G. JAY EVANS HAS MANAGED THE GALAXY EQUITY VALUE FUND SINCE APRIL OF 1993. HE HAS MANAGED VALUE-ORIENTED PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1978.
{END SIDEBAR]


GALAXY EQUITY VALUE FUND

BY G. JAY EVANS, CFA
PORTFOLIO MANAGER
      Stocks traded to the downside in disheartening swings over the 12 months ended October 31, 2002, shaken by earnings uncertainty, accounting scandals, terrorist activity and the prospect of war with Iraq. Although the year began with high expectations that the economy was recovering after many months of cuts in interest rates, the Fed became concerned that a rapid recovery would re-ignite inflation and so reduced liquidity early in 2002. Business investment soon dried up and borrowing costs soared as risk premiums increased. The unprecedented combination of geopolitical concerns and heavy braking by the Fed collapsed the performance of all but the most defensively oriented equity funds.
      In this market climate, Trust Shares of the Galaxy Equity Value Fund had a total return of -20.96% for the 12 months ended October 31, 2002. Over the same period, the Fund's Retail A Shares had a total return of -21.31% before deducting the maximum 5.75% front-end sales charge and its Retail B Shares had a total return of -21.85% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) The average total return for the multi-cap value funds tracked by Lipper over the 12-month period was -12.63% and the S&P(R) 500 Index had a total return of -15.10%.

A DELAYED RECOVERY
      Most of the Fund's underperformance versus its market benchmark occurred in the second half of the reporting period, when economic growth stalled and stocks from the economically sensitive "cyclical" sectors that we had emphasized failed to achieve their potential for earnings recovery. Earnings expectations have now been greatly reduced, as analysts echo the uncertainty expressed by cautious corporations. Despite an unexpectedly sharp rate cut by the Fed several days after the reporting period ended, most forecasters anticipate a weak economic recovery. Many also believe that a recovery in earnings will not come close to that of past economic cycles.

UPSIDE EARNINGS SURPRISES MORE LIKELY
      Such reduced expectations should allow for upside earnings surprises from gains in productivity and the increased operating leverage that has been achieved through recent cost-control programs. At the same time, recent corporate accounting problems will likely spawn earnings reports of higher quality - supported by accounting practices that are cleaner and more

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

transparent. Earnings expectations may thus now be overly conservative for the economic recovery that lies ahead. Defensively positioned value funds may once again lag those that, like the Galaxy Equity Value Fund, are invested to take advantage of stronger earnings growth.
      The value style of investing typically outperforms growth strategies during periods of economic recovery. As the Fed raises interest rates to control the pace of expansion and reduce the threat of inflation, growth then usually takes the lead. Value stocks have led growth stocks over the last twelve months largely due to the relatively steeper price decline in the growth sector. We believe, therefore, that value stocks will once again attract investors in months to come. As the value cycle progresses, the Galaxy Equity Value Fund will be helped by a research effort focused on finding overlooked, undervalued companies that are experiencing improvements in profitability. As always, this effort will be supported by a sophisticated valuation system designed to identify underpriced issues that are likely to perform well as the stock market and the economy recover.

GALAXY EQUITY VALUE FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500      TRUST      RETAIL A     RETAIL B
               INDEX        SHARES      SHARES       SHARES
            ----------     --------    ---------    ---------
9/1/88      10,000.00     10,000.00     9,425.00
10/31/88    10,731.00     10,410.00     9,812.00
10/31/89    13,552.00     11,887.00    11,023.00
10/31/90    12,537.00     10,766.00    10,147.00
10/31/91    16,737.00     14,045.00    13,237.00
10/31/92    18,404.00     14,839.00    13,986.00
10/31/93    21,148.00     17,982.00    16,949.00
10/31/94    21,960.00     18,889.00    17,791.00
10/31/95    27,760.00     22,915.00    21,493.00    10,000.00
10/31/96    34,450.00     27,968.00    26,111.00    10,380.00
10/31/97    45,512.00     36,321.00    33,809.00    13,592.00
10/31/98    55,752.00     43,453.00    37,149.00    14,862.00
10/31/99    69,669.00     46,074.00    42,585.00    16,969.00
10/31/00    73,905.00     49,861.00    45,919.00    18,307.00
10/31/01    55,508.00     44,918.00    41,201.00    16,396.00
10/31/02    47,128.00     35,503.00    32,419.00    12,880.00

GALAXY EQUITY VALUE FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE .................. 34%
CONSUMER STAPLES ......... 20%
CONSUMER CYCLICAL ........ 15%
INDUSTRIAL ............... 11%
ENERGY ...................  8%
TECHNOLOGY ...............  5%
UTILITIES ................  2%
OTHER COMMON STOCKS,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ..............  5%

* SINCE INCEPTION ON 9/1/88 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 8/31/88 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
GREG MILLER PIC

GREG MILLER BECAME MANAGER OF THE GALAXY LARGE CAP VALUE FUND IN MAY OF 2002. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1985.
[END SIDEBAR]


GALAXY LARGE CAP VALUE FUND

BY GREG MILLER
PORTFOLIO MANAGER
      As stock prices seesawed over the 12 months ended October 31, 2002, the Galaxy Large Cap Value Fund maintained a diversified portfolio of quality investments. Many of these holdings outperformed for the reporting period, which benefited Fund total returns. With an underperformance by other holdings, and sizable investments in the lesser-performing market sectors like technology, Fund total returns lagged somewhat behind those for its market benchmark for the fiscal year.
      During the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -18.28%. Over the same time, Retail A Shares of the Fund had a total return of -18.56% before deducting the maximum 5.75% front-end sales charge, and Retail B Shares of the Fund had a total return of -19.21% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) During this period, the average total return for large-cap core funds tracked by Lipper was -16.25% and the S&P(R) 500 Index had a total return of -15.10%.

TRIMMING THE TECHNOLOGY POSITION
      Technology stocks in the Fund had been traded for issues of consumer cyclical and basic materials firms before the reporting period began. This, and subsequent reductions in the Fund's technology position, enhanced returns when technology stocks underperformed in the first half of the period. Of further help at this time were sizable positions in the better-performing financial, energy and consumer sectors. Proceeds from the sale of technology positions, as well as issues of health care firms, were used to purchase additional stocks in the more economically sensitive "cyclical" sectors.
      Despite the reduced weighting in technology stocks, and a relative outperformance by the Fund's technology holdings, overall exposure to the badly damaged sector hurt total returns as stock prices fell in the second half of the period. Underperformance in the telecommunications sector, where there was a slight overweighting, also reduced the Fund's relative total returns. Offsetting these negatives were modest overweightings and positive selection in the consumer staples and consumer discretionary sectors, as well as a positive selection and overweighting in industrial stocks. Our primary strategy at this point was to reduce some of the Fund's larger positions and use the proceeds to increase diversification among other holdings.

LARGE-CAP STOCKS STILL ATTRACTIVE
      Although stocks of larger companies have outperformed in recent months, we believe that the sector remains attractive versus issues of smaller firms. Stocks as a whole should benefit from earnings expectations that are more in line with actual prospects for economic growth. Going forward, we continue to expect that a recovery will benefit stocks in cyclical sectors and plan to increase the Fund's positions there.


GALAXY LARGE CAP VALUE FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500      TRUST      RETAIL A     RETAIL B
               INDEX        SHARES      SHARES       SHARES
            ----------     --------    ---------    ---------
  4/1/92     10,000.00    10,000.00     9,425.00
10/31/92     11,039.00    10,785.00    10,154.00
10/31/93     12,149.00    11,445.00    10,748.00
10/31/94     12,309.00    10,803.00    10,122.00
10/31/95     16,929.00    14,769.00    13,801.00
10/31/96     20,813.00    17,973.00    16,720.00
 4/30/97     22,647.00    19,193.00    17,856.00    10,000.00
10/31/97     27,755.00    22,594.00    20,985.00    10,795.00
10/31/98     35,692.00    28,826.00    26,687.00    13,785.00
10/31/99     43,200.00    32,896.00    30,362.00    15,622.00
10/31/00     39,268.00    31,930.00    29,409.00    14,994.00
10/31/01     31,860.00    24,847.00    22,822.00    11,626.00
10/31/02     27,051.00    20,306.00    18,586.00     9,460.00

GALAXY LARGE CAP VALUE FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES .............  23%
FINANCE ......................  23%
INDUSTRIAL ...................  16%
COMMUNICATIONS ...............  15%
TECHNOLOGY ...................  10%
ENERGY .......................   8%
OTHER COMMON STOCKS &
NET OTHER ASSETS AND
LIABILITIES ..................   5%

* SINCE INCEPTION ON 4/1/92 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 5/12/97 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/92 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
BOB ARMKNECHT PIC

BOB ARMKNECHT HAS MANAGED THE GALAXY EQUITY GROWTH FUND SINCE ITS INCEPTION IN DECEMBER OF 1990. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1988.
[END SIDEBAR]


GALAXY EQUITY GROWTH FUND

BY BOB ARMKNECHT
PORTFOLIO MANAGER
      In a disappointing year for the large-cap and growth sectors of the stock market, where the Galaxy Equity Growth Fund focuses its investments, the Fund continued its emphasis on a diversified portfolio of high quality stocks with more reasonable valuations. Although it benefited from the outperformance of many individual issues, the deep declines in other holdings and an underweighting in the better-performing basic materials sector, caused the Fund to underperform its market benchmark for the fiscal year.
      For the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -18.51%. Over the same time, Retail A Shares of the Fund had a total return of -18.88% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -19.49% before deducting the maximum 5.00% contingent deferred sales charge. Prime A Shares of the Fund had a total return of -18.64% before deducting the maximum 5.50% front-end sales charge and the Fund's Prime B Shares had a total return of -19.41% before deducting the maximum 5.00% contingent deferred sales. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same period, the average total return for large-cap core funds tracked by Lipper was -16.25% and the S&P(R) 500 Index had a total return of -15.10%.

STOCK SELECTION A PLUS IN MANY SECTORS
      At the start of the reporting period, when stock prices were rebounding from the market lows of September 2001, the Fund benefited from strong stock selection in the capital goods, technology, consumer cyclical, energy, finance, health care and communications sectors. The Fund's selection of technology, consumer cyclical, energy and financial stocks, along with good selection in its industrial positions, boosted returns in the first months of 2002. During this time, we increased positions in capital goods firms - especially in the defense area - believing that this sector and other cyclical groups would particularly benefit as the economy entered a recovery.
      When the recovery stalled and stock prices fell in the second half of the reporting period, total returns were buffered by an overweighting and positive stock selection in the industrial sector, especially stocks of defense companies. Positive stock selection in the consumer and financial sectors further enhanced returns and helped offset the underweighting in basic materials firms. Finding few sectors with investment opportunities that were significantly more attractive, we made little change in the Fund's holdings at this time. At the end of the reporting period, the Fund was overweighted in energy, industrial and health care stocks and underweighted in the basic materials, telecommunications and utility sectors.

A FOCUS ON PREDICTABLE GROWTH
      While the recovery has been more prolonged than investors had hoped and will probably be more moderate, we believe that the outlook for the economy and earnings will brighten in 2003. In addition to improvements in their own valuations, growth stocks should benefit from the historically low levels of interest rates, which have reduced the returns available from bonds and cash investments. In a moderate recovery, investors are likely to favor stock sectors with predictable growth prospects - such as health care, other consumer staples groups and energy. As a result, we are planning to maintain the Fund's emphasis on those sectors in the near term.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY EQUITY GROWTH FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        S&P(R) 500      TRUST       RETAIL A      RETAIL B     PRIME A       PRIME B
           INDEX        SHARES       SHARES        SHARES       SHARES        SHARES
          --------     --------     --------      --------     --------      --------
12/14/90   10,000.00    10,000.00      9,425.00
10/31/91   12,358.00    12,139.00     11,441.00
10/31/92   13,589.00    13,244.00     12,482.00
10/31/93   15,615.00    14,380.00     13,554.00
10/31/94   16,215.00    15,070.00     14,194.00
10/31/95   20,497.00    18,849.00     17,677.00     10,000.00
10/31/96   23,319.00    22,813.00     21,303.00     10,295.00
10/31/97   30,807.00    30,151.00     28,036.00     13,717.00
10/31/98   37,739.00    34,726.00     32,166.00     15,690.00   10,000.00     10,000.00
10/31/99   52,243.00    44,475.00     41,029.00     19,975.00   12,028.00     12,179.00
10/31/00   55,419.00    52,759.00     48,490.00     23,598.00   14,236.00     14,496.00
10/31/01   41,625.00    36,778.00     33,666.00     16,251.00    9,903.00     10,042.00
10/31/02   35,341.00    29,971.00     27,309.00     13,165.00    8,057.00      8,093.00

GALAXY EQUITY GROWTH FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES ..............  28%
FINANCE .......................  19%
INDUSTRIAL ....................  13%
TECHNOLOGY ....................  12%
ENERGY ........................   9%
COMMUNICATIONS ................   7%
CONSUMER CYCLICAL .............   7%
CONVERTIBLE PREFERRED STOCK,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ...................   5%





* SINCE INCEPTION ON 12/14/90 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 11/30/90 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
GLEN CORBITT  PIC

GLEN CORBITT HAS MANAGED THE GALAXY LARGE CAP GROWTH FUND SINCE APRIL OF 1999. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1995.
[END SIDEBAR]

GALAXY LARGE CAP GROWTH FUND

BY GLEN CORBITT
PORTFOLIO MANAGER
      In a year when a stagnant economic recovery punished stocks of large firms priced for strong earnings growth, the Galaxy Large Cap Growth Fund was hurt by its emphasis on these companies. Particularly harmful to returns were the abysmal performances of holdings in Enron and Tyco, which bore the brunt of the fallout from revelations of corporate accounting fraud. Although the Fund benefited from the outperformances of many of its other holdings, positions in these two stocks caused the Fund to underperform its market benchmark for the fiscal year.
      During the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -20.89%. Over the same time, Retail A Shares of the Fund had a total return of -21.07% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -21.71%, before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) Over this period, the average total return for large-cap growth funds tracked by Lipper was -19.14% and the S&P(R) 500 Index had a total return of -15.10%.

OTHER PERFORMANCE FACTORS
      While the returns for the Fund's individual technology holdings were slightly better than the sector average, a significant overweighting in technology stocks also played a part in the Fund's underperformance. Furthermore, although the Fund was overweighted in the better-performing financial sector, individual financial holdings in the Fund underperformed. Other positives included a lack of exposure to the poorly performing telecommunications group and an early exit from the underperforming utility sector. Additionally, the Fund was overweighted in stocks of consumer cyclical firms, which outperformed for the year. It also benefited from the outperformances of many individual holdings in the consumer cyclical sector.
      During the first half of the fiscal year, we took profits in capital goods firms that performed well. Believing that a recovery was at hand, we also trimmed holdings in the economi-

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

cally defensive health care sector. As the recovery stalled in the second half of the period, wereduced the Fund's exposure to stocks of consumer discretionary and technology firms. At the end of the period, the Fund was significantly overweighted in cash, modestly overweighted in technology stocks, and had no exposure to the energy sector.

PRICES MORE REALISTIC
      Over the past two and a half years, there has been a significant reduction in the valuation gaps between stocks of large- and small-sized firms and between the growth and value sectors. Because stock prices in most sectors are now based on more realistic evaluations of growth potential, profitability, earnings quality and other fundamental factors, we expect large-cap growth stocks to perform more in line with market averages.
      With a comparatively smaller number of sectors that are radically mispriced versus the market as a whole, individual stock selection should increasingly effect the Fund's performance going forward. As in the past, we will focus our attention on firms that are consistently increasing revenues faster than the market as a whole, demonstrate above-average profitability, generate strong free cash flow and have attractive balance sheets. As a means of managing risk, we plan to remain mindful of reducing individual stock positions that become significantly overweighted and quickly reduce holdings whose fundamentals are not as strong as originally anticipated.

GALAXY LARGE CAP GROWTH FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500        TRUST      RETAIL A       RETAIL B
               INDEX          SHARES      SHARES         SHARES
            ----------       --------    ---------      ---------
 1/31/97     10,000.00      10,000.00     9,425.00
 5/31/97     10,868.00      10,509.00     9,915.00      10,000.00
10/31/97     12,551.00      11,289.00    10,636.00      10,360.00
10/31/98     16,141.00      14,880.00    13,901.00      13,694.00
10/31/99     19,536.00      22,263.00    20,729.00      20,454.00
10/31/00     17,758.00      19,622.00    18,238.00      17,803.00
10/31/01     14,408.00      13,341.00    12,347.00      12,023.00
10/31/02     12,233.00      10,523.00     9,746.00       9,466.00

GALAXY LARGE CAP GROWTH FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE ......................   25%
CONSUMER CYCLICAL ............   21%
TECHNOLOGY ...................   18%
CONSUMER STAPLES .............   16%
COMMUNICATIONS ...............    5%
INDUSTRIAL ...................    3%
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ..................   12%

* SINCE INCEPTION ON 1/31/97 FOR TRUST SHARES. SINCE INCEPTION ON 2/3/97 FOR RETAIL A SHARES. SINCE INCEPTION ON 5/21/97 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

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--------------------------------------------------------------------------------
PORTFOLIO REVIEWS


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
BOB ARMKNECHT  PIC

BOB ARMKNECHT HAS MANAGED THE GALAXY GROWTH FUND II SINCE OCTOBER OF 2001. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1988. [END SIDEBAR]


GALAXY GROWTH FUND II

BY BOB ARMKNECHT
PORTFOLIO MANAGER
      With investors less inclined toward stocks of larger growth companies during the 12 months ended October 31, 2002, the Galaxy Growth Fund II benefited from its focus on issues of medium-sized firms. Total returns were further enhanced in a weakening market by a broadly diversified portfolio and positive stock selection in many sectors. With poor returns from other holdings, however, the Fund underperformed its market benchmark for the fiscal year.
      For the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -19.23%. Over the same time, Retail A Shares of the Fund had a total return of -19.56% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -20.40% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.)
      Over the same period, the average total return for mid-cap growth funds tracked by Lipper was -17.92% and the Russell Mid-Cap Growth Index had a total return of -17.61%.

PREPARING FOR A RECOVERY
      At the start of the reporting period, the Fund was overweighted in health care and consumer cyclical stocks and underweighted in technology issues. With an improving economic outlook, we began to take profits in selected energy and restaurant positions so that we could give more attention to industries that may especially benefit from a recovery. As growth stocks led a market rally in the first two months of the reporting period, the Fund benefited from the outperformance of its holdings in the technology, consumer cyclical, capital goods, energy, finance and communications sectors. Stock selection in the technology, energy, finance and consumer cyclical areas also contributed positively to returns in the months that followed. During this time, we increased positions in defense-related companies and other capital goods, in the belief that the capital goods sector and other cyclical groups would perform well as the economy moved toward recovery.
      An outperformance by holdings in both the consumer cyclical and consumer staples sectors helped to buffer returns as stock prices fell in the second half of the reporting period. Positions in the energy, industrial and financial sectors also enhanced performance and helped offset an underperformance by health care stocks. At this point in the period, we made further reductions in the restaurant group and trimmed positions in retail firms. We also restructured holdings in the drug, health care and technology sectors to take advantage of new investment opportunities.

RELATIVE PERFORMANCE FOR GROWTH STOCKS IMPROVES
      By the end of the reporting period, growth stocks began to outperform value-oriented stocks as investors took advantage of improved opportunities in the growth sector. If the long-awaited recovery finally takes hold in the months ahead and earnings strengthen, growth stocks could continue to perform relatively well. With expectations for a slower-paced recovery than the market had initially anticipated, we believe that investors will gravitate toward sectors with more predicable rates of growth - such as health care, other consumer staples groups and energy.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY GROWTH FUND II

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            RUSSELL MID-CAP   TRUST        RETAIL A     RETAIL B
             GROWTH INDEX     SHARES        SHARES       SHARES
             ------------   ---------     ---------    ----------
 3/28/96      10,000.00     10,000.00
10/31/96      10,601.00     11,328.00
10/31/97      13,210.00     13,625.00
10/31/98      13,531.00     11,405.00
10/31/99      18,627.00     16,931.00
 6/26/00      27,046.00     23,272.00     9,425.00     10,000.00
10/31/00      25,831.00     25,566.00    10,266.00     10,376.00
10/31/01      14,406.00     17,695.00     7,088.00      7,187.00
10/31/02      12,177.00     14,291.00     5,701.00      5,721.00

GALAXY GROWTH FUND II

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER CYCLICAL ............  25%
CONSUMER STAPLES .............  18%
COMMUNICATIONS ...............   4%
ENERGY .......................  13%
FINANCE ......................   9%
INDUSTRIAL ...................  13%
TECHNOLOGY ...................   4%
PREFERRED STOCK,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ..................  14%

* SINCE INCEPTION ON 3/28/96 FOR TRUST SHARES. SINCE INCEPTION ON 6/26/00 FOR RETAIL A AND RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SECOND YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 AND THE RUSSELL MID-CAP GROWTH INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/96 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.


[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
PETER LARSON  PIC

PETER LARSON HAS MANAGED THE GALAXY SMALL CAP VALUE FUND SINCE 1993. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET, AND ITS PREDECESSORS, SINCE 1981. [END SIDEBAR]


GALAXY SMALL CAP VALUE FUND

BY PETER LARSON
PORTFOLIO MANAGER
      In a year when the small-cap and value sectors of the market were hurt significantly less by falling stock prices than other groups, the Galaxy Small Cap Value Fund benefited from its emphasis in these areas. Increased weightings in "cyclical" stocks from economically sensitive industries further improved Fund total returns, particularly in the first half of the reporting period, and helped the Fund outperform its peers.
      For the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -1.26%. For the same period, Retail A Shares of the Fund had a total return of -1.75% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -2.49% before deducting the maximum 5.00% contingent deferred sales charge. Prime A Shares of the Fund had a total return of -1.73% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund had a total return of -2.55% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      These total returns compare to an average total return of -2.50% for the small-cap value funds tracked by Lipper. The Russell 2000, which has a stronger growth orientation, had a total return of -11.57% during this time and the S&P(R) SmallCap 600 Composite Index ("S&P(R) SmallCap 600") had a total return of -3.78%.

ADDING STOCKS FROM CYCLICAL SECTORS
      Expecting lower interest rates to lay the foundation for an economic recovery, we increased investments in cyclical sectors for several months before the reporting period began. We continued this strategy throughout the fiscal year. Among our purchases were stocks of trucking, chemical, paper and restaurant firms. Where we could, we bought stocks in the "micro-cap" sector, where valuations were particularly attractive.
      We used sizable amounts of cash that came into the Fund to pay for these purchases along with profits we took in stocks of banks and restaurants. When the reporting period ended, the Fund was underweighted in financial and technology stocks and overweighed in the energy sector.

VALUE REMAINS IN SMALL-CAP STOCKS
      In past market cycles, investors have shifted into growth stocks as an economic recovery takes hold. We would expect this pattern to continue in months to come. Although the valuation gap between stocks of small- and large-sized firms has narrowed, we feel that stocks of

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

smaller firms remain relatively attractive to value-oriented investors. With the economy still poised for recovery, we believe that cyclical sectors continue to offer the best investment opportunities. Once there are clear signs that earnings will improve for technology firms, we may make selective purchases in that sector.

GALAXY SMALL CAP VALUE FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              RUSSELL   S&P SMALLCAP    TRUST       RETAIL A    RETAIL B     PRIME A      PRIME B
               2000          600        SHARES       SHARES      SHARES       SHARES       SHARES
              -------    ----------    ---------    ---------   ---------    ---------    ---------
12/14/92     10,000.00    10,000.00    10,000.00     9,425.00
10/31/93     10,890.00    12,312.00    11,212.00    10,566.00
10/31/94     11,548.00    11,890.00    11,420.00    10,739.00
10/31/95     14,601.00    14,407.00    13,878.00    13,023.00
10/31/96     16,612.00    17,355.00    17,378.00    16,249.00
10/31/97     17,299.00    22,902.00    25,038.00    23,330.00
10/31/98     24,634.00    20,370.00    22,001.00    20,410.00   10,000.00     9,450.00    10,000.00
10/31/99     22,152.00    22,824.00    23,325.00    21,570.00   10,004.00     9,998.00    10,018.00
10/31/00     26,009.00    28,588.00    28,601.00    26,307.00   12,288.00    12,224.00    12,348.00
10/31/01     22,705.00    26,744.00    32,375.00    29,638.00   13,776.00    13,797.00    13,965.00
10/31/02     20,079.00    25,737.00    31,968.00    29,120.00   13,464.00    13,558.00    13,630.00

GALAXY SMALL CAP VALUE FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INDUSTRIAL .................... 24%
CONSUMER STAPLES .............. 18%
CONSUMER CYCLICAL ............. 13%
FINANCE ....................... 10%
ENERGY ........................  6%
TECHNOLOGY ....................  6%
UTILITIES .....................  6%
BASIC MATERIALS ...............  5%
COMMUNICATIONS ................  5%
CONVERTIBLE PREFERRED STOCKS,
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ...................  7%

* SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES. SINCE INCEPTION ON 2/12/93 FOR RETAIL A SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE), AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 AND THE S&P(R) SMALLCAP 600 ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 11/30/92 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
WILLIAM GARRISON PIC

WILLIAM GARRISON BECAME PORTFOLIO MANAGER OF THE GALAXY SMALL COMPANY EQUITY FUND IN JUNE OF 2002. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET, AND ITS AFFILIATES, SINCE 1998.
[END SIDEBAR]

GALAXY SMALL COMPANY EQUITY FUND

BY WILLIAM GARRISON
PORTFOLIO MANAGER
      Over the past fiscal year, investors generally shied away from growth stocks in favor of value. Despite an early rally - during which small-cap stocks outperformed - the combination of weak economic data, concerns over war and continued investor anxiety led to overall market declines for the year. The Galaxy Small Company Equity Fund was not spared in this environment and was further hampered by its sizable weightings in the underperforming technology and biotechnology sectors. As a result, the Fund's performance lagged behind its small-cap growth peers over the fiscal year period.
      For the 12 months ended October 31, 2002, Trust Shares of the Fund had a total return of -24.62%. For the same period, the Fund's Retail A Shares had a total return of -24.88% before deducting the maximum 5.75% front-end sales charge and its Retail B Shares had a total return of -25.52% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) For the same period, small-cap growth funds tracked by Lipper had an average total return of -20.04%. The Russell 2000, which includes stocks from the significantly better-performing value sector, had a total return of -11.57% over this time.

A BUSY YEAR
      Following fallout from the terrorist attacks of September 11, 2001, the reporting period began with a broad-based recovery in the equity markets that was led by the more volatile technology sector. After two months of outperformance, profits were taken in many of the Fund's technology holdings and redeployed into stocks of industrial and basic materials firms. This was done on expectations that the economy had bottomed out and would begin to show signs of a real recovery

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

early in 2002. When it became clear that the economy was not yet in recovery mode, the Fund's overweighting in these cyclical industries, along with steep declines by technology and biotechnology holdings that remained in the Fund, led to a poor relative performance. The Fund also suffered from its underweighted position in financial stocks, a sector that performed relatively well.
      Following a change in the Fund's management in the middle of the reporting period, the number of holdings was dramatically reduced and a stronger focus was given to stocks of growth companies. A greater emphasis was also placed on the consumer discretionary sector, which we felt had overly discounted a slowdown in consumer spending. These changes significantly benefited Fund total returns in the last three months of the reporting period. At the end of the period, the Fund was overweighted in energy, health care and consumer discretionary stocks and underweighted in the financial sector.

SMALLER FIRMS POISED FOR RECOVERY
      With the timing and depth of a recovery still unclear, the small-cap growth sector is likely to remain fairly volatile. We do feel, however, that prices for stocks in this sector already reflect most of the economic uncertainty that remains. Many smaller firms have, in fact, cut costs and taken other measures that should help them make the most of a recovery. Furthermore, small companies are generally not as burdened as large-cap firms by underfunded pension plans. Accordingly, we are optimistic about the future of small-cap growth stocks and have positioned the Fund to perform well in a modest economic recovery.
      The Fund remains well diversified on both a sector and individual stock basis, which should serve to dampen the impact of economic assumptions that may prove overly optimistic. In months to come, we plan to maintain our emphasis on companies whose solid management, strong balance sheets and defendable market positions have prepared them for above-average earnings growth.

GALAXY SMALL COMPANY EQUITY FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            RUSSELL        TRUST       RETAIL A    RETAIL B
             2000          SHARES       SHARES      SHARES
            -------       --------     ---------   ---------
12/30/91    10,000.00    10,000.00     9,425.00
10/31/92    10,629.00     8,790.00     8,285.00
10/31/93    14,074.00    12,410.00    11,697.00
10/31/94    14,025.00    12,413.00    11,690.00
10/31/95    16,598.00    16,723.00    15,665.00    10,000.00
10/31/96    19,354.00    20,852.00    19,421.00    11,034.00
10/31/97    25,031.00    24,937.00    23,126.00    13,237.00
10/31/98    22,067.00    18,452.00    17,052.00     9,683.00
10/31/99    25,348.00    24,823.00    19,592.00    11,071.00
10/31/00    29,760.00    29,727.00    27,211.00    15,447.00
10/31/01    22,562.00    24,782.00    22,578.00    12,801.00
10/31/02    22,975.00    18,682.00    16,960.00     9,595.00

GALAXY SMALL COMPANY EQUITY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES .............. 29%
CONSUMER CYCLICAL ............. 17%
INDUSTRIAL .................... 15%
TECHNOLOGY .................... 14%
ENERGY ........................  9%
FINANCE .......................  7%
COMMUNICATIONS ................  5%
REPURCHASE AGREEMENT &
NET OTHER ASSETS AND
LIABILITIES ...................  4%



* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 12/31/91 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
CHRISTOPHER LEGALLET  PIC

CHRISTOPHER LEGALLET HAS CO-MANAGED THE GALAXY INTERNATIONAL EQUITY FUND SINCE AUGUST OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR NEWPORT PACIFIC, AN AFFILIATE OF FLEET, SINCE 1997.

JAMES MCALEAR HAS CO-MANAGED THE GALAXY INTERNATIONAL EQUITY FUND SINCE AUGUST OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR NEWPORT PACIFIC, AN AFFILIATE OF FLEET, SINCE 1992.
[END SIDEBAR]


GALAXY INTERNATIONAL EQUITY FUND

BY CHRISTOPHER LEGALLET AND JAMES MCALEAR
PORTFOLIO MANAGERS
      As progress toward a U.S. economic recovery came to a standstill over the 12 months ended October 31, 2002, improvements in many economies abroad also stalled. When expectations for a recovery were more hopeful, the Galaxy International Equity Fund benefited from a strong performance by many of its holdings in economically sensitive sectors. As hope for a recovery dimmed, the impact of weaker stock prices was somewhat offset by increased investments in markets and sectors that outperformed.
      During the 12 months ended October 31, 2002, the Fund's Trust Shares had a total return of -15.26%. Over the same time, Retail A Shares of the Fund had a total return of -15.75% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -16.55% before deducting the maximum 5.00% contingent deferred sales charge. The Fund's Prime A Shares had a total return of -15.78% before deducting the maximum 5.50% front-end sales charge and its Prime B Shares had a total return of -16.06% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge, and on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.) Those total returns compare with an average total return of -12.72% for international funds tracked by Lipper, a total return of -13.21% for the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") and a total return of -10.88% for the MSCI All Country World ex U.S. Index. The Fund changed its benchmark index to the MSCI All Country World ex U.S. Index because this index includes companies that better represent the composition of the Fund's portfolio than the MSCI EAFE Index.

INCREASED INVESTMENTS IN ASIA
      Positions in cyclical sectors had been added for several months before the reporting period started. As world stock prices rallied in November and December of 2001, the selection of issues of technology, retail, telecommunications, basic materials and consumer cyclical firms helped improve the Fund's total returns - along with a solid performance in the financial sector.
      An increase in issues of leading semiconductor companies in Taiwan proved useful as those stocks outperformed in the first few months of 2002 and helped offset the effects of disappointing returns from stocks of information technology and telecommunications firms and an underweighting in the better-performing energy sector. Other positives at this time included an overweighting in the outperforming consumer discretionary sector, overweightings in top-performing markets like Korea and Taiwan, a large position and good stock selection in the strongly performing Japanese market and an underweighting in the then lesser-performing financial sector.
      Although the Fund's technology holdings continued to depress returns when stock prices ebbed in the second half of the reporting period, the impact was softened by both a reduced weighting in these positions and positive stock selection. Poor returns from holdings in various European markets were offset by an overall reduction in the Fund's European position and the continued outperformance by holdings in several Asian markets. During this time, we increased the Fund's position in Thailand, where stocks also performed well, as well as positions in Hong Kong. In addition, we reduced the consumer discretionary area and increased the consumer staples group - two sectors that remained overweighted at the end of the period.

WORLD ECONOMIES ALSO POISED FOR GROWTH
   When the fiscal year closed, the Fund remained underweighted in Europe versus the MSCI EAFE Index, due to our expectations for modest economic growth in the region, and overweighted in the non-Japan markets of Asia - especially Korea and Thailand. We expect low inflation and supportive monetary policies to provide positive stimulation to world economies in the coming year. With stock market valuations at historically low levels, such stimulation should allow gradual improvement in foreign stock prices. We believe that growth could be especially strong in the Asian markets outside Japan, which have undergone substantial restructuring after the region's economic crisis of several years ago. In addition to maintaining the Fund's commitment to markets with attractive growth potential, we plan to switch holdings gradually from economically defensive sectors towards cyclical groups that can benefit more fully from an economic recovery.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY INTERNATIONAL EQUITY FUND

GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              MCSI     MCSI ALL COUNTRY
              EAFE       WORLD EX          TRUST     RETAIL A    RETAIL B    PRIME  A    PRIME B
              INDEX      U.S. INDEX        SHARES     SHARES      SHARES      SHARES      SHARES
              -------  ----------------    ------    --------    --------    ---------   -------
10/31/91    10,000.00     10,000.00       10,000.00   9,425.00
10/31/92     8,680.00      8,780.00        9,660.00   9,660.00
10/31/93    11,970,00     12,060.00       12,207.00  12,207.00
10/31/94    13,134.00     13,488.00       13,294.00  13,294.00
10/31/95    13,125.00     13,233.00       13,291.00  12,449.00
10/31/96    14,499.00     14,631.00       14,820.00  13,801.00
10/31/97    15,212.00     15,344.00       17,280.00  15,993.00
10/31/98    17.561.00     16,093.00       19,755.00  18,174.00   10,000.00    9,450.00   10,000.00
10/31/99    20,349.00     20,159.00       25,623.00  23,452.00   12,341.00   12,260.00   12,374.00
10/31/00    19,759.00     19,742.00       25,346.00  23,103.00   12,156.00   12,095.00   12,215.00
10/31/01    12,749.00     14,821.00       16,981.00  15,397.00    8,031.00    8,058.00    8,163.00
10/31/02    12,874.00     13,208.00       14,390.00  12,972.00    6,703.00    6,786.00    6,854.00



GALAXY INTERNATIONAL EQUITY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FAR EAST .................. 36%
EUROPE .................... 35%
UNITED KINGDOM ............ 23%
AUSTRALIA .................  3%
MEXICO, REPURCHASE
AGREEMENT & NET OTHER
ASSETS AND LIABILITIES ....  3%


* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE), AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE MSCI EAFE INDEX AND THE MSCIALL COUNTRY WORLD EX U.S. INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 12/31/91 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
[BEGIN SIDEBAR]
-----------------------------------
           TRUSTEES AND
   PRINCIPAL EXECUTIVE OFFICERS

       Dwight E. Vicks, Jr.
       CHAIRMAN AND TRUSTEE

          John T. O'Neill
              TRUSTEE

         Louis DeThomasis,
           F.S.C., Ph.D.
              TRUSTEE

         Kenneth A. Froot
              TRUSTEE

           James M. Seed
              TRUSTEE

         Donald B. Miller
         EMERITUS TRUSTEE

        Bradford S. Wellman
         EMERITUS TRUSTEE

          Keith T. Banks
            PRESIDENT

       J. Kevin Connaughton
            TREASURER

             W. Bruce
          McConnel, Esq.
             SECRETARY

        INVESTMENT ADVISOR AND
           ADMINISTRATOR

         Fleet Investment
           Advisors Inc.
        100 Federal Street
         Boston, MA 02110

            DISTRIBUTOR

           Liberty Funds
         Distributor, Inc.
       One Financial Center
      Boston, MA  02111-2621

       INDEPENDENT AUDITORS

         Ernst & Young LLP
       200 Clarendon Street
         Boston, MA 02116

           LEGAL COUNSEL

    Drinker Biddle & Reath LLP
         One Logan Square
      18th and Cherry Streets
        Philadelphia, PA
           19103-6996

-----------------------------------
[END SIDEBAR]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds, as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from Liberty Funds Distributor, Inc. by calling toll-free 1-800-345-6611. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                [GRAPHIC OMITTED]
                                RECYCLE LOGO ART

                   This report was printed on recycled paper.

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

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------


COMMON STOCKS - 60.64%

                  CONSUMER STAPLES - 13.15%

     80,300       Aetna, Inc................................... $  3,236,090
     50,000       Cardinal Health, Inc.........................    3,460,500
    120,200       Concord EFS, Inc.*...........................    1,716,456
     44,400       Forest Laboratories, Inc.*...................    4,350,756
     40,900       General Mills, Inc...........................    1,689,988
     70,000       Johnson & Johnson Co.........................    4,112,500
     59,500       Kraft Foods, Inc., Class A...................    2,350,250
    100,000       Medtronic, Inc...............................    4,480,000
    120,000       Merck & Co., Inc.............................    6,508,800
      8,529       Monsanto Co..................................      140,984
    103,300       PepsiCo, Inc.................................    4,555,530
    240,000       Pfizer, Inc..................................    7,624,800
     50,000       Pharmacia Corp...............................    2,150,000
     88,600       Philip Morris Cos., Inc......................    3,610,450
     50,000       Procter & Gamble Co..........................    4,422,500
     38,200       Wellpoint Health Networks, Inc.*.............    2,873,022
                                                                ------------
                                                                  57,282,626
                                                                ------------

                  FINANCE - 11.34%

    140,000       American International Group, Inc. ..........    8,757,000
     40,000       Bank of America Corp.........................    2,792,000
     97,400       Bank of New York Co., Inc....................    2,532,400
         53       Berkshire Hathaway, Inc., Class A* ..........    3,932,070
     57,000       Capital One Financial Corp...................    1,736,790
    249,000       Citigroup, Inc...............................    9,200,550
     50,000       Fannie Mae...................................    3,343,000
     60,700       Freddie Mac..................................    3,737,906
    160,000       JPMorgan Chase & Co..........................    3,320,000
     50,000       Merrill Lynch & Co., Inc.....................    1,897,500
     58,900       Radian Group, Inc............................    2,077,403
    119,700       Wells Fargo & Co.............................    6,041,259
                                                                ------------
                                                                  49,367,878
                                                                ------------

                  TECHNOLOGY - 8.07%

    120,000       Analog Devices, Inc.*........................    3,216,000
    240,000       Applied Materials, Inc.*.....................    3,607,200
    120,000       Dell Computer Corp.*.........................    3,433,200
     75,000       Electronic Data Systems Corp.................    1,129,500
    330,000       EMC Corp.*...................................    1,686,300
    100,000       First Data Corp..............................    3,494,000
     70,000       IBM Corp.....................................    5,525,800
    200,000       Intel Corp...................................    3,460,000
    120,000       Microsoft Corp.*.............................    6,416,400
    200,000       Texas Instruments, Inc.......................    3,172,000
                                                                ------------
                                                                  35,140,400
                                                                ------------

                  COMMUNICATIONS - 6.86%

    150,000       AOL Time Warner, Inc.*.......................    2,212,500
    350,000       Cisco Systems, Inc.*.........................    3,913,000
    160,000       Comcast Corp., Class A*......................    3,681,600
    123,100       Interpublic Group of Cos., Inc...............    1,473,507
    295,000       Liberty Media Corp., Class A*................    2,439,650


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

          1       Qwest Communications International, Inc. .... $          3
    140,000       SBC Communications, Inc......................    3,592,400
    148,400       Verizon Communications, Inc..................    5,603,584
    100,000       Viacom, Inc., Class B*.......................    4,461,000
    150,000       Walt Disney Co...............................    2,505,000
                                                                ------------
                                                                  29,882,244
                                                                ------------
                  INDEX FUNDS - 6.80%

    149,000       iShares MSCI EAFE Index Fund.................   14,728,650
    192,000       Midcap SPDR Trust Series 1...................   14,901,120
                                                                ------------
                                                                  29,629,770
                                                                ------------

                  INDUSTRIAL - 5.42%

     29,700       3M Co........................................    3,770,118
     45,000       Caterpillar, Inc.............................    1,838,250
     35,300       Emerson Electric Co..........................    1,700,754
    240,000       Flextronics International, Ltd.*.............    2,006,400
    250,000       General Electric Co..........................    6,312,500
     43,200       Illinois Tool Works, Inc.....................    2,652,480
     73,000       Raytheon Co..................................    2,153,500
     51,700       United Technologies Corp.....................    3,188,339
                                                                ------------
                                                                  23,622,341
                                                                ------------

                  ENERGY - 4.21%

     30,000       BP Plc, ADR..................................    1,153,500
     60,801       ConocoPhillips...............................    2,948,848
    155,840       Exxon Mobil Corp.............................    5,245,574
     80,000       Kerr-McGee Corp..............................    3,480,000
    100,000       Noble Corp.*.................................    3,232,000
     73,000       Smith International, Inc.*...................    2,281,980
                                                                ------------
                                                                  18,341,902
                                                                ------------

                  CONSUMER CYCLICAL - 3.59%

     96,000       CVS Corp.....................................    2,662,080
    180,000       Home Depot, Inc..............................    5,198,400
     48,500       Kohl's Corp.*................................    2,834,825
    131,000       McDonald's Corp..............................    2,372,410
     84,500       Target Corp..................................    2,545,140
                                                                ------------
                                                                  15,612,855
                                                                ------------

                  BASIC MATERIALS - 0.95%

     98,000       Georgia-Pacific Corp.........................    1,195,600
     49,000       International Paper Co.......................    1,711,570
     29,600       Nucor Corp...................................    1,247,344
                                                                ------------
                                                                   4,154,514
                                                                ------------

                  UTILITIES - 0.25%

    101,200       PG&E Corp.*..................................    1,098,020
                                                                ------------
                  TOTAL COMMON STOCKS .........................  264,132,550
                                                                ------------
                  (Cost $294,812,548)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.78%

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 7.62%

$ 2,388,119       6.12%, 10/01/08 , Pool # 380999.............. $  2,592,602
    259,099       6.00%, 01/01/09 , Pool # 269929..............      273,025
  1,555,000       6.38%, 06/15/09..............................    1,785,280
  1,000,000       7.25%, 01/15/10..............................    1,201,652
     92,013       6.50%, 03/01/11 , Pool # 343824..............       97,017
     98,781       6.00%, 06/01/14 , Pool # 484967..............      103,504
  1,083,634       6.00%, 06/01/14 , Pool # 499193..............    1,135,445
    437,096       6.00%, 06/01/14 , Pool # 500131..............      457,995
    731,503       7.00%, 03/01/15 , Pool # 535200..............      775,165
    464,961       7.50%, 06/01/15 , Pool # 540078..............      495,039
    322,673       7.50%, 08/01/15 , Pool # 548844..............      343,546
    228,157       7.50%, 09/01/15 , Pool # 552002..............      242,916
  1,864,995       5.50%, 05/01/16 , Pool # 357124..............    1,926,190
    101,255       7.00%, 07/01/16 , Pool # 253881..............      107,267
    115,829       6.50%, 01/01/26 , Pool # 303676..............      120,571
  1,250,000       6.25%, 05/15/29..............................    1,347,508
    202,440       8.00%, 12/01/29 , Pool # 535031..............      217,180
    473,522       8.00%, 04/01/30 , Pool # 526425..............      506,521
    286,758       8.00%, 04/01/30 , Pool # 531218..............      306,742
    166,021       8.00%, 04/01/30 , Pool # 534220..............      177,590
    101,441       8.00%, 04/01/30 , Pool # 537131..............      108,510
     73,266       8.00%, 05/01/30 , Pool # 534205..............       78,371
    500,000       7.25%, 05/15/30..............................      609,031
  1,459,670       7.00%, 02/01/31 , Pool # 567157..............    1,525,355
  1,074,298       7.50%, 02/01/31 , Pool # 595387..............    1,136,742
  2,280,207       6.00%, 07/01/31 , Pool # 594716..............    2,347,901
  3,300,616       7.00%, 07/01/31 , Pool # 596213..............    3,449,144
    306,549       7.50%, 07/01/31 , Pool # 253929..............      324,367
  5,571,083       6.50%, 08/01/31 , Pool # 595999..............    5,776,517
    152,097       8.00%, 08/01/31 , Pool # 593098..............      162,697
  3,333,486       6.50%, 10/01/31 , Pool # 254007..............    3,456,409
                                                                ------------
                                                                  33,187,799
                                                                ------------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 3.13%

    102,301       6.00%, 04/15/13 , Pool # 471839..............      108,087
    138,975       6.50%, 05/15/13 , Pool # 473566..............      147,010
     96,317       6.50%, 06/15/13 , Pool # 476470..............      101,886
    189,029       6.50%, 08/15/13 , Pool # 486453..............      199,957
     40,882       6.50%, 11/15/13 , Pool # 454228..............       43,246
    124,435       6.50%, 11/15/13 , Pool # 477529..............      131,629
    418,867       6.50%, 11/15/13 , Pool # 483663..............      443,083
    103,889       6.50%, 11/15/13 , Pool # 493623..............      109,895
  1,463,017       7.00%, 11/15/13 , Pool # 780921..............    1,562,685
    273,931       6.50%, 07/15/14 , Pool # 494014..............      289,426
    169,512       9.00%, 12/15/17 , Pool # 780201..............      188,476
     46,662       7.50%, 06/15/23 , Pool # 346618..............       49,972
    219,782       7.50%, 01/15/26 , Pool # 417191..............      234,617
    117,670       6.50%, 01/15/29 , Pool # 482909..............      122,818
  1,664,546       6.00%, 03/15/29 , Pool # 476986..............    1,728,007
    516,741       6.50%, 03/15/29 , Pool # 464613..............      539,349
    597,832       6.50%, 04/15/29 , Pool # 473682..............      623,987
    490,662       6.50%, 04/15/29 , Pool # 483349..............      512,128
  1,145,082       6.50%, 04/15/29 , Pool # 488234..............    1,195,180



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$ 1,392,669       6.50%, 05/15/29 , Pool # 487199..............  $ 1,453,599
    333,307       7.00%, 05/15/29 , Pool # 507929..............      350,493
    521,376       7.00%, 09/15/29 , Pool # 510394..............      548,259
    583,486       7.50%, 09/15/29 , Pool # 466164..............      621,047
    304,549       7.50%, 09/15/29 , Pool # 478707..............      324,154
     33,178       7.50%, 09/15/29 , Pool # 510409..............       35,313
    209,434       7.50%, 09/15/29 , Pool # 510424..............      222,916
    315,249       7.50%, 09/15/29 , Pool # 511482..............      335,544
     63,925       8.50%, 12/15/30 , Pool # 781222..............       69,159
    990,420       7.00%, 06/15/31 , Pool # 426776..............    1,040,560
    297,015       6.50%, 07/15/31 , Pool # 555841..............      309,731
                                                                ------------
                                                                  13,642,213
                                                                ------------

                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 2.57%

  1,800,000       6.25%, 07/15/04..............................    1,933,727
    500,000       6.70%, 01/09/07..............................      574,404
    500,000       5.75%, 03/15/09..............................      556,002
  1,725,000       5.88%, 03/21/11..............................    1,868,303
    300,000       6.00%, 06/15/11..............................      335,588
    114,767       7.50%, 07/01/15 , Pool # E80965, Gold .......      122,048
      6,585       7.50%, 08/01/15 , Pool # E81252, Gold .......        7,003
    271,310       8.00%, 09/01/15 , Pool # E00881, Gold .......      289,623
    171,445       6.50%, 07/01/16 , Pool # E00996, Gold .......      180,017
  1,576,812       6.00%, 11/01/28 , Pool # C00680, Gold .......    1,629,536
    317,923       7.00%, 04/01/29 , Pool # C00756, Gold .......      332,428
    359,719       7.50%, 01/01/30 , Pool # C35185, Gold .......      380,177
    150,000       6.75%, 03/15/31..............................      173,533
    174,471       7.00%, 06/01/31 , Pool # C01188, Gold .......      182,213
    227,781       6.50%, 07/01/31 , Pool # C55192, Gold .......      236,394
  2,287,900       7.00%, 08/01/31 , Pool # C01211, Gold .......    2,389,425
                                                                ------------
                                                                  11,190,421
                                                                ------------

                  U.S. TREASURY NOTES - 1.81%

    675,000       3.38%, 04/30/04..............................      693,697
    430,000       2.88%, 06/30/04..............................      439,184
  2,600,000       2.13%, 08/31/04..............................    2,623,600
  1,000,000       2.13%, 10/31/04..............................    1,007,109
    200,000       6.75%, 05/15/05..............................      223,813
  1,375,000       3.25%, 08/15/07..............................    1,407,066
    950,000       5.63%, 05/15/08..............................    1,075,388
    400,000       4.38%, 08/15/12..............................      415,375
                                                                ------------
                                                                   7,885,232
                                                                ------------

                  U.S. TREASURY BONDS - 1.33%

    300,000       12.00%, 08/15/13.............................      437,988
    950,000       7.50%, 11/15/16..............................    1,224,981
    720,000       8.88%, 08/15/17..............................    1,036,519
  1,150,000       8.13%, 08/15/19..............................    1,573,075
    850,000       7.88%, 02/15/21..............................    1,143,781
     90,000       5.25%, 02/15/29..............................       91,227
    250,000       5.38%, 02/15/31..............................      263,955
                                                                ------------
                                                                   5,771,526
                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  FEDERAL FARM CREDIT BANK - 0.26%

$ 1,000,000       6.00%, 01/07/08, MTN......................... $  1,123,227
                                                                ------------

                  FEDERAL HOME LOAN BANK - 0.06%

    250,000       5.80%, 09/02/08..............................      278,225
                                                                ------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS .................................   73,078,643
                                                                ------------
                  (Cost $68,764,519)

CORPORATE NOTES AND BONDS - 14.41%

  2,500,000       AIG SunAmerica Global Financing
                  Senior Note
                  5.20%, 05/10/04 (C)..........................    2,608,967
    500,000       Alcoa, Inc.
                  7.38%, 08/01/10   ...........................      587,288
    500,000       Amoco Co.
                  6.25%, 10/15/04   ...........................      538,099
    750,000       AOL Time Warner, Inc.
                  6.88%, 05/01/12   ...........................      742,446
    250,000       AOL Time Warner, Inc., Debenture
                  7.63%, 04/15/31   ...........................      227,272
    300,000       AT&T Corp., Senior Note
                  8.00%, 11/15/31   ...........................      287,437
    350,000       Atlantic Richfield Co.
                  5.90%, 04/15/09   ...........................      387,234
    675,000       Bae Systems Holdings, Inc.
                  6.40%, 12/15/11 (C)..........................      699,193
    450,000       Baker Hughes, Inc.
                  6.88%, 01/15/29   ...........................      481,415
    750,000       Bank One Corp.
                  7.88%, 08/01/10   ...........................      894,308
    425,000       Becton Dickinson & Co., Debenture
                  7.00%, 08/01/27   ...........................      476,110
    525,000       Becton Dickinson & Co., Debenture
                  6.70%, 08/01/28   ...........................      570,989
    250,000       Boeing Capital Corp.
                  5.80%, 01/15/13   ...........................      243,700
    250,000       Burlington Northern Railroad Co.
                  Series H
                  9.25%, 10/01/06   ...........................      294,994
    300,000       Burlington Northern Santa Fe Corp.
                  7.00%, 12/15/25   ...........................      323,248
    200,000       Burlington Northern Santa Fe Corp.
                  Debenture
                  6.88%, 02/15/16   ...........................      232,550
  1,750,000       Caterpillar Financial Services Corp.
                  6.88%, 08/01/04   ...........................    1,883,154
    220,000       Cendant Corp.
                  6.88%, 08/15/06 (C)..........................      219,079
    300,000       CitiCorp, Subordinated Note
                  Series F, MTN
                  6.38%, 11/15/08   ...........................      334,309
  1,000,000       Coastal Corp.
                  7.50%, 08/15/06   ...........................      780,717
    305,000       Coca-Cola Enterprises
                  6.95%, 11/15/26   ...........................      339,737



    PAR VALUE                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$ 2,300,000       Colgate-Palmolive Co., Series C, MTN
                  5.27%, 12/01/03   ........................... $  2,374,495
  1,400,000       Commercial Credit Corp.
                  6.50%, 08/01/04   ...........................    1,494,252
    625,000       Conagra Foods, Inc.
                  6.75%, 09/15/11   ...........................      706,539
    175,000       ConocoPhillips
                  3.63%, 10/15/07   ...........................      175,074
  1,500,000       Cox Communications, Inc.
                  7.75%, 11/01/10   ...........................    1,607,203
    250,000       Devon Financing Corp. ULC
                  7.88%, 09/30/31   ...........................      288,896
  1,000,000       Disney (Walt) Co.
                  7.30%, 02/08/05   ...........................    1,085,321
  1,000,000       Disney (Walt) Co., MTN
                  5.80%, 10/27/08   ...........................    1,052,959
  1,350,000       Dominion Resources, Inc., Series B
                  7.63%, 07/15/05   ...........................    1,459,283
  1,500,000       Emerson Electric Co.
                  5.85%, 03/15/09   ...........................    1,609,959
    265,000       First USA Bank, Subordinated Note
                  7.65%, 08/01/03   ...........................      276,246
    600,000       FirstEnergy Corp., Series A
                  5.50%, 11/15/06   ...........................      579,984
    500,000       Ford Motor Credit Co.
                  7.25%, 10/25/11   ...........................      437,581
  1,195,000       Ford Motor Credit Co., Senior Note
                  5.75%, 02/23/04   ...........................    1,178,057
  1,000,000       Gannett Co., Inc.
                  5.50%, 04/01/07   ...........................    1,086,709
    135,000       General Electric Capital Corp.
                  Series A, MTN
                  7.25%, 05/03/04   ...........................      145,239
    750,000       General Electric Capital Corp.
                  Series A, MTN
                  5.00%, 02/15/07   ...........................      785,709
    750,000       General Motors Acceptance Corp.
                  7.25%, 03/02/11   ...........................      706,703
    550,000       General Motors Acceptance Corp.
                  8.00%, 11/01/31   ...........................      492,358
  1,000,000       GTE North, Inc.
                  5.65%, 11/15/08   ...........................    1,024,578
    500,000       Heinz (H.J.) Co.
                  6.88%, 01/15/03   ...........................      504,421
    330,000       Hershey Foods Corp.
                  7.20%, 08/15/27   ...........................      381,882
    900,000       Household Finance Corp.
                  6.38%, 10/15/11   ...........................      774,414
  1,000,000       IBM Corp., Debenture
                  7.50%, 06/15/13   ...........................    1,209,837
    500,000       IBM Corp., Debenture
                  6.22%, 08/01/27   ...........................      534,584
    750,000       Illinois Tool Works, Inc.
                  5.75%, 03/01/09   ...........................      811,252
    100,000       Indiana Michigan Power, Series A
                  6.88%, 07/01/04   ...........................      100,328
    630,000       Indiana Michigan Power, Series C
                  6.13%, 12/15/06   ...........................      605,640
    300,000       JPMorgan Chase & Co.
                  5.35%, 03/01/07   ...........................      316,096


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       JPMorgan Chase & Co.
                  6.75%, 02/01/11   ........................... $    540,808
    200,000       Kellogg Co., Series B
                  6.60%, 04/01/11   ...........................      224,869
    275,000       Kellogg Co., Series B
                  7.45%, 04/01/31   ...........................      325,848
    225,000       Kerr-McGee Corp.
                  7.88%, 09/15/31   ...........................      264,889
    750,000       Marathon Oil Corp.
                  6.00%, 07/01/12   ...........................      795,317
    750,000       Marshall & Ilsley Bank, Subordinated Note
                  5.25%, 09/04/12   ...........................      770,099
    500,000       McDonald's Corp.
                  8.88%, 04/01/11   ...........................      639,333
    500,000       McDonald's Corp., Series E, MTN
                  6.50%, 08/01/07   ...........................      571,751
    500,000       Mead Corp.
                  6.84%, 03/01/37   ...........................      543,243
  1,000,000       Morgan Stanley Dean Witter & Co.
                  6.10%, 04/15/06   ...........................    1,074,548
  1,515,000       National Rural Utilities Cooperative
                  Finance Corp.
                  7.38%, 02/10/03   ...........................    1,533,160
    500,000       NBD Bancorp, Inc., Subordinated Note
                  7.13%, 05/15/07   ...........................      575,012
    250,000       Norfolk Southern Corp., Senior Note
                  7.25%, 02/15/31   ...........................      277,297
  1,000,000       Norfolk Southern Railway Co., Series I
                  5.95%, 04/01/08   ...........................    1,105,676
    250,000       Oncor Electric Delivery Corp.
                  6.38%, 05/01/12 (C)..........................      254,805
    545,000       Pepsi Bottling Group, Inc., Senior Note
                  Series B
                  7.00%, 03/01/29   ...........................      622,555
    160,000       Pepsi Bottling Holdings, Inc.
                  5.63%, 02/17/09 (C)..........................      172,613
    620,000       PepsiCo, Inc., MTN
                  5.75%, 01/15/08   ...........................      680,883
  1,000,000       Potomac Electric Power Co. First Mortgage
                  6.25%, 10/15/07   ...........................    1,102,222
    230,000       Sears Roebuck Acceptance Corp.
                  7.00%, 06/01/32   ...........................      192,319
    275,000       Southern Power Co., Senior Note
                  6.25%, 07/15/12 (C)..........................      288,481
  1,000,000       Southwest Airlines Co.
                  8.75%, 10/15/03   ...........................    1,054,955
  2,000,000       Sprint Corp.
                  9.50%, 04/01/03   ...........................    1,990,318
    300,000       SunTrust Bank of Central Florida
                  Subordinated Note
                  6.90%, 07/01/07   ...........................      343,384
    350,000       Sysco Corp.
                  4.75%, 07/30/05   ...........................      371,774
    250,000       Sysco Corp., Debenture
                  6.50%, 08/01/28   ...........................      267,454
    200,000       Tele-Communications, Inc., Debenture
                  9.80%, 02/01/12   ...........................      221,977
  1,000,000       Tele-Communications, Inc., Senior Note
                  7.25%, 08/01/05   ...........................      986,840


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       Time Warner, Inc.
                  6.95%, 01/15/28   ........................... $    427,912
    600,000       TransAlta Corp., Yankee
                  6.75%, 07/15/12   ...........................      633,911
    230,000       U.S. Bank N.A., Subordinated Note
                  6.38%, 08/01/11   ...........................      254,895
  3,250,000       Unilever Capital Corp.
                  6.75%, 11/01/03   ...........................    3,407,596
    420,000       United Parcel Service, Debenture
                  8.38%, 04/01/30 (B)..........................      540,409
  1,000,000       Verizon Communications, Debenture
                  6.46%, 04/15/08   ...........................    1,064,250
    250,000       Vodafone Group, Plc
                  7.75%, 02/15/10   ...........................      286,202
    315,000       Wachovia Corp.
                  7.50%, 07/15/06   ...........................      356,934
  1,000,000       Weyerhaeuser Co.
                  6.00%, 08/01/06   ...........................    1,050,458
                                                                ------------
                  TOTAL CORPORATE NOTES AND BONDS .............   62,772,842
                                                                ------------
                  (Cost $59,773,929)

ASSET-BACKED SECURITIES - 3.24%

    500,000       Carco Auto Loan Master Trust
                  Series 1999-4, Class A
                  6.43%, 11/15/04   ...........................      500,797
  1,310,000       Chase Manhattan Auto Owner Trust
                  Series 2001-A, Class A-4
                  5.07%, 02/15/08   ...........................    1,384,525
  1,200,000       Chase Manhattan Auto Owner Trust
                  Series 2001-B, Class A-4
                  3.80%, 05/15/08   ...........................    1,238,412
  1,550,000       Chemical Master Credit Card Trust I
                  Series 1996-2, Class A
                  5.98%, 09/15/08   ...........................    1,700,272
  1,125,000       Citibank Credit Card Issuance Trust
                  Series 2002-A, Class A-1
                  4.95%, 02/09/09   ...........................    1,202,028
  2,375,000       Discover Card Master Trust I
                  Series 2001-6, Class A
                  5.75%, 12/15/08   ...........................    2,588,509
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2001-2, Class A-4
                  5.09%, 10/18/06   ...........................    1,044,681
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2002-3, Class A-3
                  3.00%, 05/18/06   ...........................    1,015,818
    900,000       MBNA Credit Card Master Trust
                  Series 2002-A1, Class A-1
                  4.95%, 06/15/09   ...........................      965,484
    259,470       Rural Housing Trust,
                  Series 1987-1, Class D, CMO
                  6.33%, 04/01/26   ...........................      267,985
    500,000       Toyota Auto Receivables Owner Trust
                  Series 2001-C, Class A-4
                  4.72%, 09/15/08   ...........................      524,165
  1,600,000       Wells Fargo Auto Trust
                  Series 2001-A, Class A-4
                  5.07%, 03/15/08   ...........................    1,671,496
                                                                ------------
                  TOTAL ASSET-BACKED SECURITIES ...............   14,104,172
                                                                ------------
                  (Cost $13,341,178)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

FOREIGN BONDS(A) - 1.25%

$ 1,000,000       Diageo Capital Plc, Yankee
                  6.13%, 08/15/05   ........................... $  1,086,706
    250,000       France Telecom
                  9.25%, 03/01/11 (B)..........................      276,318
    350,000       France Telecom
                  10.00%, 03/01/31 (B).........................      396,507
  1,720,000       Hydro-Quebec, Series JL
                  6.30%, 05/11/11   ...........................    1,927,712
    360,000       Province of Nova Scotia
                  5.75%, 02/27/12   ...........................      389,851
    250,000       Province of Ontario
                  6.00%, 02/21/06   ...........................      272,493
  1,000,000       Republic of Italy
                  3.63%, 09/14/07   ...........................    1,021,079
    100,000       Republic of South Africa
                  7.38%, 04/25/12   ...........................      105,500
                                                                ------------
                  TOTAL FOREIGN BONDS .........................    5,476,166
                                                                ------------
                  (Cost $5,029,134)

MUNICIPAL SECURITY - 0.14%

    500,000       New Jersey State, EDA
                  State Pension Funding Revenue
                  Series A, AMT
                  7.43%, 02/15/29
                  Insured: MBIA     ...........................      605,735
                                                                ------------
                  TOTAL MUNICIPAL SECURITY ....................      605,735
                                                                ------------
                  (Cost $543,478)


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.33%

$14,525,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $14,525,763
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $14,519,516
                  (Market Value $14,818,838)................... $ 14,525,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   14,525,000
                                                                ------------
                  (Cost $14,525,000)

TOTAL INVESTMENTS - 99.79%.....................................  434,695,108
                                                                ------------
(Cost $456,789,786)

NET OTHER ASSETS AND LIABILITIES - 0.21%.......................      895,098
                                                                ------------

NET ASSETS - 100.00%........................................... $435,590,206
                                                                ------------

----------------------------------------------------
*      Non-income producing security.
(A)    U.S. Dollar Denominated
(B)    Interest rate steps up periodically to maturity. The interest rate shown reflects the rate in effect on October 31, 2002.
(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. On October 31, 2002 these securities amounted to $4,243,138 or 0.97% of net assets.
ADR       American Depositary Receipt
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
CMO       Collateralized Mortgage Obligation
EDA       Economic Development Authority
MBIA      Municipal Bond Insurance Association
MSCI EAFE Morgan Stanley Capital International  Europe, Australasia, Far East
MTN       Medium Term Note
SPDR      Standard and Poor's Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 100.43%

                  FINANCE - 24.36%

     80,000       American International Group, Inc. .......... $  5,004,000
     36,000       Bank of America Corp.........................    2,512,800
     40,000       Chubb Corp...................................    2,256,400
    173,000       Citigroup, Inc...............................    6,392,350
    200,000       Equity Office Properties Trust, REIT ........    4,816,000
     75,000       Fannie Mae...................................    5,014,500
     75,000       JPMorgan Chase & Co..........................    1,556,250
     60,000       Lincoln National Corp........................    1,830,600
    200,000       Simon Property Group, Inc....................    6,830,000
     88,000       St. Paul Cos., Inc...........................    2,886,400
      7,474       Travelers Property Casualty Corp., Class A* .       99,778
     15,356       Travelers Property Casualty Corp., Class B* .      207,613
    225,000       U.S. Bancorp.................................    4,745,250
                                                                ------------
                                                                  44,151,941
                                                                ------------
                  CONSUMER STAPLES - 21.07%

     60,000       Abbott Laboratories..........................    2,512,200
    150,000       Aetna, Inc...................................    6,045,000
    150,000       Archer-Daniels-Midland Co....................    2,043,000
    100,000       Bristol-Myers Squibb Co......................    2,461,000
    200,000       ConAgra Foods, Inc...........................    4,850,000
     52,000       Heinz (H.J.) Co..............................    1,672,320
    140,000       Merck & Co., Inc.............................    7,593,600
    100,000       Pfizer, Inc..................................    3,177,000
    141,000       Safeway, Inc.*...............................    3,257,100
    200,000       Sara Lee Corp................................    4,566,000
                                                                ------------
                                                                  38,177,220
                                                                ------------
                  COMMUNICATIONS - 13.94%

    120,000       AOL Time Warner, Inc.*.......................    1,770,000
    380,000       AT&T Corp....................................    4,955,200
    128,000       BellSouth Corp...............................    3,347,200
     52,700       Interpublic Group of Cos., Inc...............      630,819
    130,000       Nokia OYJ, ADR...............................    2,160,600
    226,000       SBC Communications, Inc......................    5,799,160
    175,000       Verizon Communications, Inc..................    6,608,000
                                                                ------------
                                                                  25,270,979
                                                                ------------
                  ENERGY - 12.34%

     85,000       Baker Hughes, Inc............................    2,469,250
     50,000       BP Plc, ADR..................................    1,922,500
     42,000       ChevronTexaco Corp...........................    2,840,460
    140,310       ConocoPhillips...............................    6,805,035
    162,850       El Paso Corp.................................    1,262,088
    210,000       Exxon Mobil Corp.............................    7,068,600
                                                                ------------
                                                                  22,367,933
                                                                ------------
                  INDUSTRIAL - 9.28%

    105,000       Celestica, Inc.*.............................    1,449,000
     80,000       Eastman Kodak Co.............................    2,636,000
     40,000       Emerson Electric Co..........................    1,927,200
     80,000       Honeywell International, Inc.................    1,915,200
     52,000       Textron, Inc.................................    2,132,000
     50,000       United Technologies Corp.....................    3,083,500
    160,000       Waste Management, Inc........................    3,683,200
                                                                ------------
                                                                  16,826,100
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  UTILITIES - 6.52%

    100,000       Consolidated Edison, Inc..................... $  4,257,000
    100,000       Public Service Enterprise Group, Inc. .......    2,865,000
     85,000       TXU Corp.....................................    1,219,750
    150,000       WGL Holdings, Inc............................    3,469,500
                                                                ------------
                                                                  11,811,250
                                                                ------------
                  TECHNOLOGY - 4.71%

    100,000       Automatic Data Processing, Inc...............    4,253,000
     68,700       Computer Associates International, Inc. .....    1,020,881
    150,000       Electronic Data Systems Corp.................    2,259,000
    150,000       Xerox Corp.*.................................      996,000
                                                                ------------
                                                                   8,528,881
                                                                ------------
                  CONSUMER CYCLICAL - 4.17%

    255,000       Delphi Corp..................................    1,774,800
    200,000       McDonald's Corp..............................    3,622,000
    150,000       Office Depot, Inc.*..........................    2,158,500
                                                                ------------
                                                                   7,555,300
                                                                ------------
                  BASIC MATERIALS - 4.04%

     64,000       Akzo Nobel, ADR..............................    1,911,040
     25,000       Bowater, Inc.................................      847,250
     44,000       du Pont (E.I.) deNemours & Co................    1,815,000
     52,000       International Paper Co.......................    1,816,360
     22,000       Nucor Corp...................................      927,080
                                                                ------------
                                                                   7,316,730
                                                                ------------
                  TOTAL COMMON STOCKS .........................  182,006,334
                                                                ------------
                  (Cost $211,833,778)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 1.23%

$ 2,227,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $2,227,117
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $2,226,159
                  (Market Value $2,272,052)....................    2,227,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    2,227,000
                                                                ------------
                  (Cost $2,227,000)

TOTAL INVESTMENTS - 101.66%....................................  184,233,334
                                                                ------------
(Cost $214,060,778)

NET OTHER ASSETS AND LIABILITIES - (1.66)%.....................   (3,006,394)
                                                                ------------

NET ASSETS - 100.00%........................................... $181,226,940
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002


     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.61%

                  FINANCE - 22.06%

    244,200       ACE, Ltd..................................... $  7,509,150
    280,000       Aflac, Inc...................................    8,523,200
    166,850       American International Group, Inc. ..........   10,436,468
    250,000       Bank of America Corp.........................   17,450,000
    419,160       Bank One Corp................................   16,167,001
    105,400       CIGNA Corp...................................    3,809,156
    466,400       Citigroup, Inc...............................   17,233,480
    194,400       Countrywide Credit Industries, Inc. .........    9,780,264
    384,060       JPMorgan Chase & Co..........................    7,969,245
    255,000       Lincoln National Corp........................    7,780,050
    309,000       UnumProvident Corp...........................    6,340,680
    175,150       Wells Fargo & Co.............................    8,839,821
                                                                ------------
                                                                 121,838,515
                                                                ------------

                  CONSUMER STAPLES - 19.71%

    273,000       Anheuser-Busch Cos., Inc.....................   14,403,480
    219,000       Avery Dennison Corp..........................   13,630,560
    217,500       Bristol-Myers Squibb Co......................    5,352,675
    160,000       Guidant Corp.*...............................    4,731,200
    185,400       Johnson & Johnson Co.........................   10,892,250
    170,000       Medtronic, Inc...............................    7,616,000
    172,000       Merck & Co., Inc.............................    9,329,280
    240,950       PepsiCo, Inc.................................   10,625,895
    191,000       Pfizer, Inc..................................    6,068,070
    408,800       Pharmacia Corp...............................   17,578,400
    257,600       Wyeth........................................    8,629,600
                                                                ------------
                                                                 108,857,410
                                                                ------------

                  INDUSTRIAL - 11.03%

    132,500       3M Co........................................   16,819,550
    429,950       General Electric Co..........................   10,856,238
    324,700       Honeywell International, Inc.................    7,773,318
    190,000       Raytheon Co..................................    5,605,000
    214,700       United Technologies Corp.....................   13,240,549
    287,500       Waste Management, Inc........................    6,618,250
                                                                ------------
                                                                  60,912,905
                                                                ------------

                  TECHNOLOGY - 10.21%

    400,400       Avnet, Inc...................................    3,723,720
    400,000       BMC Software, Inc.*..........................    6,376,000
    191,500       Computer Sciences Corp.*.....................    6,183,535
    235,000       Electronic Data Systems Corp.................    3,539,100
    138,800       IBM Corp.....................................   10,956,872
    358,500       Microsoft Corp.*.............................   19,168,995
    404,600       Texas Instruments, Inc.......................    6,416,956
                                                                ------------
                                                                  56,365,178
                                                                ------------

                  ENERGY - 10.08%

    378,600       Baker Hughes, Inc............................   10,998,330
    270,000       BP Plc, ADR..................................   10,381,500
    123,300       ConocoPhillips...............................    5,980,050



     SHARES                                                        VALUE
   ----------                                                    ----------

                  ENERGY (CONTINUED)

    408,108       Exxon Mobil Corp.............................  $13,736,915
    139,550       Kerr-McGee Corp..............................    6,070,425
    386,000       Transocean Sedco Forex, Inc..................    8,484,280
                                                                ------------
                                                                  55,651,500
                                                                ------------

                  COMMUNICATIONS - 9.39%

    367,600       Disney (Walt) Co.............................    6,138,920
    398,000       Harris Corp..................................   10,499,240
    675,000       Motorola, Inc................................    6,189,750
     80,100       Omnicom Group, Inc...........................    4,616,163
    299,700       SBC Communications, Inc......................    7,690,302
    239,740       Verizon Communications, Inc..................    9,052,582
    172,100       Viacom, Inc., Class B*.......................    7,677,381
                                                                ------------
                                                                  51,864,338
                                                                ------------

                  CONSUMER CYCLICAL - 8.90%

    469,914       Ford Motor Co................................    3,975,472
    429,250       Lowe's Cos., Inc.............................   17,912,602
    352,950       McDonald's Corp..............................    6,391,925
    277,300       Sherwin-Williams Co..........................    7,584,155
    860,000       Staples, Inc.*...............................   13,261,200
                                                                ------------
                                                                  49,125,354
                                                                ------------

                  BASIC MATERIALS - 4.27%

    313,000       CenturyTel, Inc..............................    8,867,290
    396,400       Pall Corp....................................    6,885,468
    167,100       PPG Industries, Inc..........................    7,858,713
                                                                ------------
                                                                  23,611,471
                                                                ------------

                  TRANSPORTATION - 1.96%

    128,700       British Airways Plc, ADR.....................    2,657,655
    318,000       Burlington Northern Santa Fe Corp. ..........    8,182,140
                                                                ------------
                                                                  10,839,795
                                                                ------------
                  TOTAL COMMON STOCKS .........................  539,066,466
                                                                ------------
                  (Cost $568,403,195)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 2.41%

$13,307,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,307,699
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,301,976
                  Market Value $13,576,198).................... $ 13,307,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,307,000
                                                                ------------
                  (Cost $13,307,000)

TOTAL INVESTMENTS - 100.02%....................................  552,373,466
                                                                ------------
(Cost $581,710,195)

NET OTHER ASSETS AND LIABILITIES - (0.02)%.....................     (130,474)
                                                                ------------

NET ASSETS - 100.00%........................................... $552,242,992
                                                                ============

----------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 96.64%

                  FINANCE - 26.93%

     23,200       ACE, Ltd..................................... $    713,400
     12,600       AFLAC, Inc...................................      383,544
     16,800       American Express Co..........................      611,016
     14,000       American International Group, Inc.                 875,700
      6,090       Bank of America Corp.........................      425,082
      6,600       Chubb Corp...................................      372,306
     27,000       Citigroup, Inc...............................      997,650
     12,000       John Hancock Financial Services, Inc.              351,600
     13,000       JPMorgan Chase & Co..........................      269,750
     10,000       Lincoln National Corp........................      305,100
     13,000       MBIA, Inc....................................      567,450
     10,500       St. Paul Cos., Inc...........................      344,400
     19,166       Travelers Property Casualty Corp., Class A* .      255,866
      2,396       Travelers Property Casualty Corp., Class B* .       32,394
     25,000       UnumProvident Corp...........................      513,000
     18,900       Washington Mutual, Inc.......................      675,864
                                                                ------------
                                                                   7,694,122
                                                                ------------

                  CONSUMER STAPLES - 17.89%

     22,000       Aetna, Inc...................................      886,600
     24,000       Archer-Daniels-Midland Co....................      326,880
     18,100       Bristol-Myers Squibb Co......................      445,441
     40,000       ConAgra Foods, Inc...........................      970,000
      8,600       Heinz (H.J.) Co..............................      276,576
     18,500       Merck & Co., Inc.............................    1,003,440
     22,000       Safeway, Inc.*...............................      508,200
     30,400       Sara Lee Corp................................      694,032
                                                                ------------
                                                                   5,111,169
                                                                ------------

                  COMMUNICATIONS - 15.14%

     20,000       AOL Time Warner, Inc.*.......................      295,000
     54,000       AT&T Corp....................................      704,160
     19,000       BellSouth Corp...............................      496,850
      6,500       Gannett Co., Inc.............................      493,545
     26,400       Harte-Hanks, Inc.............................      503,712
      7,900       Interpublic Group of Cos., Inc...............       94,563
     22,900       Nokia OYJ, ADR...............................      380,598
     22,000       SBC Communications, Inc......................      564,520
     21,000       Verizon Communications, Inc..................      792,960
                                                                ------------
                                                                   4,325,908
                                                                ------------

                  ENERGY - 9.88%

     10,000       Anadarko Petroleum Corp......................      445,400
     14,000       Baker Hughes, Inc............................      406,700
      6,300       ChevronTexaco Corp...........................      426,069
     12,000       ConocoPhillips...............................      582,000
     20,600       El Paso Corp.................................      159,650
     26,000       Marathon Oil Corp............................      543,400
      8,000       Noble Corp.*.................................      258,560
                                                                ------------
                                                                   2,821,779
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  INDUSTRIAL - 9.06%

     16,000       Celestica, Inc.*.............................  $   220,800
      6,200       Emerson Electric Co..........................      298,716
     12,000       Honeywell International, Inc.................      287,280
     26,000       Sonoco Products Co...........................      611,000
     16,200       Textron, Inc.................................      664,200
     22,000       Waste Management, Inc........................      506,440
                                                                ------------
                                                                   2,588,436
                                                                ------------

                  CONSUMER CYCLICAL - 6.97%

     33,000       Delphi Corp..................................      229,680
     11,610       Grainger (W.W.), Inc.........................      562,621
     30,000       Matsushita Electric
                  Industrial Co., Ltd., ADR....................      313,500
     21,000       McDonald's Corp..............................      380,310
     35,000       Office Depot, Inc.*..........................      503,650
                                                                ------------
                                                                   1,989,761
                                                                ------------

                  TECHNOLOGY - 5.60%

     11,500       Computer Associates International, Inc.            170,890
     10,000       Computer Sciences Corp.*.....................      322,900
     15,050       Diebold, Inc.................................      536,532
     22,000       Electronic Data Systems Corp.................      331,320
     36,000       Xerox Corp.*.................................      239,040
                                                                ------------
                                                                   1,600,682
                                                                ------------

                  BASIC MATERIALS - 3.88%

     10,400       Akzo Nobel, ADR..............................      310,544
      4,400       Bowater, Inc.................................      149,116
      6,200       du Pont (E.I.) deNemours & Co................      255,750
      7,500       International Paper Co.......................      261,975
      3,100       Nucor Corp...................................      130,634
                                                                ------------
                                                                   1,108,019
                                                                ------------

                  UTILITIES - 1.29%

     18,000       Duke Energy Corp.............................      368,820
                                                                ------------
                  TOTAL COMMON STOCKS .........................   27,608,696
                                                                ------------
                  (Cost $31,745,419)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 4.16%

$ 1,188,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $1,188,062
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $1,187,551
                  Market Value $1,212,033...................... $  1,188,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    1,188,000
                                                                ------------
                  (Cost $1,188,000)

TOTAL INVESTMENTS - 100.80%....................................   28,796,696
                                                                ------------
(Cost $32,933,419)

NET OTHER ASSETS AND LIABILITIES - (0.80)%.....................     (229,450)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 28,567,246
                                                                ============

---------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.53%

                  FINANCE - 34.46%

     32,000       Allstate Corp. (The)......................... $  1,272,960
    120,000       American International Group, Inc. ..........    7,506,000
     97,300       Bank of America Corp.........................    6,791,540
     45,500       Bank One Corp................................    1,754,935
    199,700       Capital One Financial Corp...................    6,084,859
    314,265       Charter One Financial, Inc...................    9,515,944
    150,000       Citigroup, Inc...............................    5,542,500
     64,100       Comerica, Inc................................    2,798,606
     50,000       Fannie Mae...................................    3,343,000
     35,000       Freddie Mac..................................    2,155,300
     20,000       Goldman Sachs Group, Inc.....................    1,432,000
     69,700       GreenPoint Financial Corp....................    3,036,829
    171,200       Household International, Inc.................    4,067,712
    160,000       John Hancock Financial Services, Inc. .......    4,688,000
     98,500       MBIA, Inc....................................    4,299,525
    246,450       MBNA Corp....................................    5,005,400
    120,000       Merrill Lynch & Co., Inc.....................    4,554,000
    100,000       National City Corp...........................    2,713,000
    130,000       PNC Financial Services Group, Inc. ..........    5,285,800
     53,300       Radian Group, Inc............................    1,879,891
    300,000       U.S. Bancorp.................................    6,327,000
     50,000       Wachovia Corp................................    1,739,500
    144,500       Washington Mutual, Inc.......................    5,167,320
    180,000       Wells Fargo & Co.............................    9,084,600
                                                                ------------
                                                                 106,046,221
                                                                ------------

                  CONSUMER STAPLES - 20.33%

    250,700       Alpharma, Inc., Class A......................    2,376,636
     45,200       Anheuser-Busch Cos., Inc.....................    2,384,752
     50,000       Barr Laboratories, Inc.*.....................    2,941,500
    120,000       Beckman Coulter, Inc.........................    3,342,000
     96,300       Bristol-Myers Squibb Co......................    2,369,943
    200,100       Caremark Rx, Inc.*...........................    3,541,770
    478,200       Cendant Corp.*...............................    5,499,300
     90,000       Coca-Cola Co. (The)..........................    4,183,200
     29,000       Colgate-Palmolive Co.........................    1,594,420
    400,000       Concord EFS, Inc.*...........................    5,712,000
    151,300       Convergys Corp.*.............................    2,251,344
    341,300       Kroger Co.*..................................    5,064,892
    140,000       Laboratory Corp. of America Holdings* .......    3,374,000
    113,500       Merck & Co., Inc.............................    6,156,240
    156,100       Omnicare, Inc................................    3,392,053
     36,800       Procter & Gamble Co..........................    3,254,960
    130,000       Watson Pharmaceutical, Inc.*.................    3,573,700
     20,800       Wellpoint Health Networks, Inc.*.............    1,564,368
                                                                ------------
                                                                  62,577,078
                                                                ------------

                  CONSUMER CYCLICAL - 14.48%

    118,600       Barnes & Noble, Inc.*........................    2,502,460
    200,000       BJ's Wholesale Club, Inc.*...................    4,044,000
    100,000       Blockbuster, Inc., Class A...................    2,397,000
     85,000       Carnival Corp................................    2,220,200
     79,300       Centex Corp..................................    3,606,564
    200,000       Foot Locker, Inc.*...........................    1,960,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    100,000       Home Depot, Inc.............................. $  2,888,000
    180,600       Jones Apparel Group, Inc.*...................    6,255,984
     34,000       KB Home......................................    1,604,800
    261,600       Office Depot, Inc.*..........................    3,764,424
    330,000       Royal Carribean Cruises, Ltd.................    6,058,800
    255,800       TJX Cos., Inc................................    5,249,016
    200,000       Toys 'R' Us, Inc.*...........................    1,998,000
                                                                ------------
                                                                  44,549,248
                                                                ------------

                  INDUSTRIAL - 10.73%

     15,400       3M Co........................................    1,954,876
    120,000       Celestica, Inc.*.............................    1,656,000
     73,700       FedEx Corp...................................    3,920,103
    300,000       Flextronics International, Ltd.*.............    2,508,000
    212,900       Honeywell International, Inc.................    5,096,826
     26,000       Lockheed Martin Corp.........................    1,505,400
    149,500       Precision Castparts Corp.....................    2,901,795
    350,000       Smurfit-Stone Container Corp.*...............    4,553,500
     80,000       SPX Corp.*...................................    3,360,800
     90,000       United Technologies Corp.....................    5,550,300
                                                                ------------
                                                                  33,007,600
                                                                ------------

                  ENERGY - 7.55%

     79,800       Anadarko Petroleum Corp......................    3,554,292
    270,900       BJ Services Co.*.............................    8,216,397
    170,000       GlobalSantaFe Corp...........................    4,063,000
    100,000       Nabors Industries, Ltd.*.....................    3,497,000
     60,000       Noble Corp.*.................................    1,939,200
    120,000       Varco International, Inc.*...................    1,972,800
                                                                ------------
                                                                  23,242,689
                                                                ------------

                  TECHNOLOGY - 5.31%

     89,600       Affiliated Computer Services, Inc., Class A*     4,126,080
    122,500       Computer Sciences Corp.*.....................    3,955,525
     81,200       First Data Corp..............................    2,837,128
    156,555       Hewlett-Packard Co...........................    2,473,569
    196,200       IMS Health, Inc..............................    2,950,848
                                                                ------------
                                                                  16,343,150
                                                                ------------

                  UTILITIES - 2.40%

     40,000       Allegheny Energy, Inc........................      228,000
    500,000       TXU Corp.....................................    7,175,000
                                                                ------------
                                                                   7,403,000
                                                                ------------

                  COMMUNICATIONS - 1.61%

    162,100       Telefonos de Mexico SA, ADR..................    4,944,050
                                                                ------------

                  BASIC MATERIALS - 0.66%

     44,200       Sigma Aldrich Corp...........................    2,022,150
                                                                ------------
                  TOTAL COMMON STOCKS .........................  300,135,186
                                                                ------------
                  (Cost $318,073,486)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.90%

$12,008,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $12,008,630
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $12,003,466
                  (Market Value $12,250,919)................... $ 12,008,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   12,008,000
                                                                ------------
                  (Cost $12,008,000)

TOTAL INVESTMENTS - 101.43%....................................  312,143,186
                                                                ------------
(Cost $330,081,486)

NET OTHER ASSETS AND LIABILITIES - (1.43)%.....................   (4,399,770)
                                                                ------------

NET ASSETS - 100.00%........................................... $307,743,416
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 102.29%

                  FINANCE - 23.07%

     40,000       ACE, Ltd..................................... $  1,230,000
     34,000       AFLAC, Inc...................................    1,034,960
     45,000       American International Group, Inc............    2,814,750
     40,000       Bank of America Corp.........................    2,792,000
     85,000       Bank of New York Co., Inc....................    2,210,000
     18,400       CIGNA Corp...................................      664,976
     95,000       Citigroup, Inc...............................    3,510,250
     25,000       Lincoln National Corp........................      762,750
     50,000       Mellon Financial Corp........................    1,414,500
     85,000       JPMorgan Chase & Co..........................    1,763,750
     50,000       UnumProvident Corp...........................    1,026,000
     30,500       Wells Fargo & Co.............................    1,539,335
                                                                ------------
                                                                  20,763,271
                                                                ------------

                  CONSUMER STAPLES - 22.66%

     18,000       Anheuser-Busch Cos., Inc.....................      949,680
     47,000       Colgate-Palmolive Co.........................    2,584,060
     65,000       Gillette Co..................................    1,942,200
     30,000       Johnson & Johnson Co.........................    1,762,500
     48,000       Kimberly-Clark Corp..........................    2,472,000
     65,000       Merck & Co., Inc.............................    3,525,600
     23,000       PepsiCo, Inc.................................    1,014,300
     80,000       Pfizer, Inc..................................    2,541,600
     45,000       Pharmacia Corp...............................    1,935,000
     30,000       Tenet Healthcare Corp.*......................      862,500
     24,000       Wyeth........................................      804,000
                                                                ------------
                                                                  20,393,440
                                                                ------------

                  INDUSTRIAL - 15.66%

     16,500       3M Co........................................    2,094,510
     25,000       Deere & Co...................................    1,159,750
    105,000       General Electric Co..........................    2,651,250
     87,000       Masco Corp...................................    1,788,720
     30,000       Raytheon Co..................................      885,000
     28,000       Union Pacific Corp...........................    1,653,400
     45,000       United Technologies Corp.....................    2,775,150
     47,000       Waste Management, Inc........................    1,081,940
                                                                ------------
                                                                  14,089,720
                                                                ------------

                  COMMUNICATIONS - 15.39%

    100,000       BellSouth Corp...............................    2,615,000
     40,000       CenturyTel, Inc..............................    1,133,200
     62,300       Disney (Walt) Co.............................    1,040,410
     37,000       Gannett Co., Inc.............................    2,809,410
     30,000       Harris Corp..................................      791,400
     15,000       Omnicom Group, Inc...........................      864,450
     85,000       SBC Communications, Inc......................    2,181,100
     54,200       Viacom, Inc., Class B*.......................    2,417,862
                                                                ------------
                                                                  13,852,832
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY - 10.17%

     75,000       BMC Software, Inc.*.......................... $  1,195,500
     30,000       Electronic Data Systems Corp.................      451,800
     35,000       IBM Corp.....................................    2,762,900
     65,000       Microsoft Corp.*.............................    3,475,550
     80,000       Texas Instruments, Inc.......................    1,268,800
                                                                ------------
                                                                   9,154,550
                                                                ------------

                  ENERGY - 8.13%

     35,600       Baker Hughes, Inc............................    1,034,180
     47,000       BP Plc, ADR..................................    1,807,150
     20,450       ConocoPhillips...............................      991,825
     75,000       Exxon Mobil Corp.............................    2,524,500
     22,000       Kerr-McGee Corp..............................      957,000
                                                                ------------
                                                                   7,314,655
                                                                ------------

                  CONSUMER CYCLICAL - 5.06%

     70,000       CVS Corp.....................................    1,941,100
     30,000       Lowe's Cos., Inc.............................    1,251,900
     45,000       Target Corp..................................    1,355,400
                                                                ------------
                                                                   4,548,400
                                                                ------------

                  BASIC MATERIALS - 2.15%

     45,000       Alcoa, Inc...................................      992,700
     20,000       PPG Industries, Inc..........................      940,600
                                                                ------------
                                                                   1,933,300
                                                                ------------
                  TOTAL COMMON STOCKS .........................   92,050,168
                                                                ------------
                  (Cost $88,642,487)

TOTAL INVESTMENTS - 102.29%....................................   92,050,168
                                                                ------------
(Cost $88,642,487)

NET OTHER ASSETS AND LIABILITIES - (2.29)%.....................   (2,063,774)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 89,986,394
                                                                ============

------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 94.71%

                  CONSUMER STAPLES - 27.70%

    300,000       Abbott Laboratories..........................  $12,561,000
    300,000       Anheuser-Busch Cos., Inc.....................   15,828,000
    500,000       Baxter International, Inc....................   12,510,000
  1,000,000       Cendant Corp.*...............................   11,500,000
    200,000       Coca-Cola Co. (The)..........................    9,296,000
    550,000       Costco Wholesale Corp.*......................   18,661,500
    120,000       Forest Laboratories, Inc.*...................   11,758,800
    325,000       Johnson & Johnson Co.........................   19,093,750
    450,000       Kraft Foods, Inc.............................   17,775,000
    450,000       Medtronic, Inc...............................   20,160,000
    200,000       Merck & Co., Inc.............................   10,848,000
    450,000       PepsiCo, Inc.................................   19,845,000
    750,000       Pfizer, Inc..................................   23,827,500
    450,000       Pharmacia Corp...............................   19,350,000
    175,000       Procter & Gamble Co..........................   15,478,750
    200,000       Teva Pharmaceutical Industries, Ltd., ADR ...   15,486,000
    150,000       WellPoint Health Networks, Inc.*.............   11,281,500
    375,000       Wyeth........................................   12,562,500
                                                                ------------
                                                                 277,823,300
                                                                ------------

                  FINANCE - 19.05%

    350,000       American International Group, Inc. ..........   21,892,500
    250,000       Bank of America Corp.........................   17,450,000
    600,000       Citigroup, Inc...............................   22,170,000
    300,000       Fannie Mae...................................   20,058,000
    275,000       Goldman Sachs Group, Inc.....................   19,690,000
    450,000       JPMorgan Chase & Co..........................    9,337,500
    250,000       Marsh & McLennan Cos. Inc....................   11,677,500
    450,000       Mellon Financial Corp........................   12,730,500
    450,000       National City Corp...........................   12,208,500
  1,000,000       U.S. Bancorp.................................   21,090,000
    450,000       Wells Fargo & Co.............................   22,711,500
                                                                ------------
                                                                 191,016,000
                                                                ------------

                  INDUSTRIAL - 12.98%

    175,000       3M Co........................................   22,214,500
    450,000       Celestica, Inc. (CA)*........................    6,210,000
  1,000,000       Flextronics International, Ltd. (SI)* .......    8,360,000
  1,060,000       General Electric Co..........................   26,765,000
    210,000       Illinois Tool Works, Inc.....................   12,894,000
    180,000       L-3 Communications Holdings, Inc.* ..........    8,460,000
    250,000       Maxim Integrated Products, Inc.*.............    7,960,000
     75,000       Northrop Grumman Corp........................    7,734,750
    375,000       Raytheon Co..................................   11,062,500
    300,000       United Technologies Corp.....................   18,501,000
                                                                ------------
                                                                 130,161,750
                                                                ------------

                  TECHNOLOGY - 11.70%

    600,000       Applied Materials, Inc.*.....................    9,018,000
    500,000       Automatic Data Processing, Inc...............   21,265,000
    400,000       Electronic Data Systems Corp.................    6,024,000
    200,000       IBM Corp.....................................   15,788,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    300,000       Intel Corp................................... $  5,190,000
    900,000       Microsoft Corp.*.............................   48,123,000
    400,000       Teradyne, Inc.*..............................    4,844,000
    450,000       Texas Instruments, Inc.......................    7,137,000
                                                                ------------
                                                                 117,389,000
                                                                ------------

                  ENERGY - 9.10%

    350,000       Baker Hughes, Inc............................   10,167,500
    650,000       BP Plc, ADR..................................   24,992,500
    355,452       ConocoPhillips...............................   17,239,422
    200,000       Kerr-McGee Corp..............................    8,700,000
    600,000       National-Oilwell, Inc.*......................   12,510,000
    350,000       Noble Corp.*.................................   11,312,000
    250,200       Transocean Sedco Forex, Inc..................    5,499,396
    450,000       Williams Cos., Inc...........................      846,000
                                                                ------------
                                                                  91,266,818
                                                                ------------

                  CONSUMER CYCLICAL - 7.18%

    400,000       Bed, Bath & Beyond, Inc.*....................   14,184,000
    400,000       CVS Corp.....................................   11,092,000
    400,000       Home Depot, Inc..............................   11,552,000
    700,000       Office Depot, Inc.*..........................   10,073,000
    300,000       Target Corp..................................    9,036,000
    300,000       Wal-Mart Stores, Inc.........................   16,065,000
                                                                ------------
                                                                  72,002,000
                                                                ------------

                  COMMUNICATIONS - 7.00%

    850,000       American Tower Corp., Class A*...............    1,198,500
    750,000       Cisco Systems, Inc.*.........................    8,385,000
  1,000,000       Disney (Walt) Co.............................   16,700,000
  1,500,000       Liberty Media Corp., Series A*...............   12,405,000
    825,000       Nokia Corp., ADR.............................   13,711,500
    400,000       Viacom, Inc., Class B*.......................   17,844,000
                                                                ------------
                                                                  70,244,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................  949,902,868
                                                                ------------
                  (Cost $961,539,973)

CONVERTIBLE PREFERRED STOCK - 0.26%

    410,000       Williams Cos., 9.00%.........................    2,615,800
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK ...........    2,615,800
                                                                ------------
                  (Cost $10,250,220)

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.11%

$51,234,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $51,236,690
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $51,214,657
                  Market Value $52,270,453).................... $   51,234,000
                                                                --------------
                  TOTAL REPURCHASE AGREEMENT ..................     51,234,000
                                                                --------------
                  (Cost $51,234,000)

TOTAL INVESTMENTS - 100.08%....................................  1,003,752,668
                                                                --------------
(Cost $1,023,024,193)

NET OTHER ASSETS AND LIABLILTIES - (0.08)%.....................       (839,680)
                                                                --------------

NET ASSETS - 100.00%........................................... $1,002,912,988
                                                                ==============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 87.91%

                  FINANCE - 24.64%

     90,000       American International Group, Inc. .......... $  5,629,500
      4,000       Capital One Financial Corp...................      121,880
    166,666       Citigroup, Inc...............................    6,158,308
     50,083       Freddie Mac..................................    3,084,111
    148,000       MBNA Corp....................................    3,005,880
    159,000       Mellon Financial Corp........................    4,498,110
     97,000       Morgan Stanley Dean Witter & Co..............    3,775,240
                                                                ------------
                                                                  26,273,029
                                                                ------------

                  CONSUMER CYCLICAL - 21.37%

      7,500       Apollo Group, Inc., Class A*.................      311,250
     90,000       Bed, Bath & Beyond, Inc.*....................    3,191,400
     26,500       Best Buy Co., Inc.*..........................      546,165
     40,000       Cintas Corp..................................    1,890,800
    128,000       CVS Corp.....................................    3,549,440
    145,000       Dollar Tree Stores, Inc.*....................    3,812,050
     50,000       Harley-Davidson, Inc.........................    2,615,000
     10,000       Home Depot, Inc..............................      288,800
     40,000       Kohl's Corp.*................................    2,338,000
    275,000       Staples, Inc.*...............................    4,240,500
                                                                ------------
                                                                  22,783,405
                                                                ------------

                  TECHNOLOGY - 18.10%

      7,000       Adobe Systems, Inc...........................      165,480
     80,000       Automatic Data Processing, Inc...............    3,402,400
      1,000       BEA Systems, Inc.*...........................        8,089
      1,000       Brocade Communications Systems, Inc.*                6,870
    135,000       Dell Computer Corp.*.........................    3,862,350
    156,000       Intel Corp...................................    2,698,800
     20,000       Intersil Corp., Class A*.....................      339,800
      8,000       Microsoft Corp.*.............................      427,760
    150,000       Network Appliance, Inc.*.....................    1,345,650
     60,000       Paychex, Inc.................................    1,729,200
      1,000       Siebel Systems, Inc.*........................        7,520
    152,000       Texas Instruments, Inc.......................    2,410,720
     65,595       Veritas Software Corp.*......................    1,000,324
    100,000       Xilinx, Inc.*................................    1,899,000
                                                                ------------
                                                                  19,303,963
                                                                ------------

                  CONSUMER STAPLES - 15.67%

     60,000       Concord EFS, Inc.*...........................      856,800
     10,000       Johnson & Johnson Co.........................      587,500
     80,000       Merck & Co., Inc.............................    4,339,200
     75,000       Pfizer, Inc..................................    2,382,750
    135,000       Pharmacia Corp...............................    5,805,000
     43,000       Quest Diagnostics, Inc.*.....................    2,744,690
                                                                ------------
                                                                  16,715,940
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 5.54%

      1,000       Check Point Software Technologies, Ltd.* .... $     13,790
    230,000       Cisco Systems, Inc.*.........................    2,571,400
    200,000       Nokia OYJ, ADR...............................    3,324,000
                                                                ------------
                                                                   5,909,190
                                                                ------------

                  INDUSTRIAL - 2.59%

     70,000       American Power Conversion Corp.*.............      904,400
     55,000       General Electric Co..........................    1,388,750
      7,682       Illinois Tool Works, Inc.....................      471,675
                                                                ------------
                                                                   2,764,825
                                                                ------------
                  TOTAL COMMON STOCKS .........................   93,750,352
                                                                ------------
                  (Cost $105,547,797)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 12.31%

$13,124,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,124,689
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,119,045
                  (Market Value $13,389,496)...................   13,124,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,124,000
                                                                ------------
                  (Cost $13,124,000)

TOTAL INVESTMENTS - 100.22%....................................  106,874,352
                                                                ------------
(Cost $118,671,797)

NET OTHER ASSETS AND LIABILITIES - (0.22)%.....................     (235,597)
                                                                ------------

NET ASSETS - 100.00%........................................... $106,638,755
                                                                ============

----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH FUND II

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 86.41%

                  CONSUMER CYCLICAL - 25.47%

     75,000       Alliance Atlantis Communications, Inc.
                  Class B (CA)*................................ $    754,500
     60,000       Bed, Bath & Beyond, Inc.*....................    2,127,600
     75,000       Cheesecake Factory (The), Inc.*..............    2,542,500
    100,000       Fastenal Co..................................    3,395,000
    100,000       P.F. Chang's China Bistro, Inc.*.............    3,450,000
    600,000       Wetherspoon (J.D.) Plc (UK)..................    2,651,834
                                                                ------------
                                                                  14,921,434
                                                                ------------

                  CONSUMER STAPLES - 17.70%

     25,000       Biovail Corp. (CA)*..........................      791,250
    100,000       Cendant Corp.*...............................    1,150,000
     50,000       Coca-Cola Enterprises, Inc...................    1,192,000
     40,000       Dean Foods Co.*..............................    1,499,600
     52,000       Endocare, Inc.*..............................      147,212
     83,800       Millennium Pharmaceuticals, Inc.* ...........      623,472
     25,700       Nexia Biotechnologies, Inc. (CA)* ...........       16,417
     36,100       SurModics, Inc.*.............................    1,235,342
     20,000       Teva Pharmaceutical Industries, Ltd., ADR ...    1,548,600
    104,700       Thoratec Corp.*..............................      931,830
     30,000       Zimmer Holdings, Inc.*.......................    1,236,600
                                                                ------------
                                                                  10,372,323
                                                                ------------

                  ENERGY - 12.83%

     45,000       Noble Corp.*.................................    1,454,400
    100,000       Ocean Energy, Inc............................    1,863,000
    150,000       PetroQuest Energy, Inc.*.....................      603,000
    117,500       Remington Oil & Gas Corp.*...................    1,809,500
    200,000       Ultra Petroleum Corp.*.......................    1,646,000
     75,000       Williams Cos., Inc...........................      141,000
                                                                ------------
                                                                   7,516,900
                                                                ------------

                  INDUSTRIAL - 12.80%

     30,000       Celestica, Inc. (CA)*........................      414,000
     43,000       Danaher Corp.................................    2,487,550
     35,000       DRS Technologies, Inc.*......................    1,159,900
     50,000       EDO Corp.....................................      837,500
     40,000       Flextronics International, Ltd. (SI)* .......      334,400
     20,000       L-3 Communications Holdings, Inc.* ..........      940,000
     45,000       Raytheon Co..................................    1,327,500
                                                                ------------
                                                                   7,500,850
                                                                ------------

                  FINANCE - 9.19%

     40,000       Fifth Third Bancorp..........................    2,540,000
     70,000       Midland (The) Co.............................    1,260,000
     75,000       U.S. Bancorp.................................    1,581,750
                                                                ------------
                                                                   5,381,750
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 4.65%

     50,000       Disney (Walt) Co............................. $    835,000
     40,000       EchoStar Communications Corp., Class A* .....      815,600
     60,000       Emulex Corp.*................................    1,077,000
                                                                ------------
                                                                   2,727,600
                                                                ------------

                  TECHNOLOGY - 3.77%

     30,000       Intersil Corp., Class A*.....................      509,700
     30,000       NetIQ Corp.*.................................      423,300
     50,000       SeaChange International, Inc.*...............      289,000
     25,000       Teradyne, Inc.*..............................      302,750
     45,000       Veritas Software Corp.*......................      686,250
                                                                ------------
                                                                   2,211,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................   50,631,857
                                                                ------------
                  (Cost $48,642,991)

PREFERRED STOCK - 0.01%

    394,218       Network Specialists, Series A*(A)(B) ........        3,942
                                                                ------------
                  TOTAL PREFERRED STOCK .......................        3,942
                                                                ------------
                  (Cost $2,999,999)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 16.06%

$ 9,410,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $9,410,494
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362).....................    9,410,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    9,410,000
                                                                ------------
                  (Cost $9,410,000)

TOTAL INVESTMENTS - 102.48%....................................   60,045,799
                                                                ------------
(Cost $61,052,990)

NET OTHER ASSETS AND LIABILITIES - (2.48)%.....................   (1,454,647)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 58,591,152
                                                                ============

--------------------------------------------------
*      Non-income producing security.
(A)    Restricted security (See Note 2).
(B) Represents fair value as determined in good faith under the direction of the Board of Trustees.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity
(UK)   United Kingdom Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 93.13%

                  INDUSTRIAL - 24.41%

    130,300       AGCO Corp.*.................................. $  3,309,620
    152,400       Airborne, Inc................................    1,964,436
    365,100       AirNet Systems, Inc.*........................    1,569,930
    352,700       Albany International Corp., Class A .........    7,473,713
    101,700       Analogic Corp................................    4,064,949
    149,500       Arkansas Best Corp.*.........................    4,477,525
    297,100       Armor Holdings, Inc.*........................    4,548,601
    393,800       Benchmark Electronics, Inc.*.................    8,765,988
    121,900       Calgon Carbon Corp...........................      510,761
     98,800       Capital Environmental Resource, Inc.* .......      385,320
    201,150       Chicago Bridge & Iron Co.....................    5,451,165
    261,600       CIRCOR International, Inc....................    3,623,160
     27,800       CLARCOR, Inc.................................      859,298
    172,700       CTB International Corp.*.....................    2,207,106
    199,400       Denison International Plc, ADR*..............    2,851,619
    246,900       Flowserve Corp.*.............................    2,893,668
    405,400       Gerber Scientific, Inc.*.....................    1,560,790
    166,600       GrafTech International, Ltd.*................      653,072
    276,300       Greif Brothers Corp., Class A................    7,015,257
    483,400       Gulfmark Offshore, Inc.*.....................    7,396,020
     42,888       Heartland Express, Inc.*.....................      841,891
     39,700       J.B. Hunt Transport Services, Inc.* .........    1,099,293
     47,710       K-Tron International, Inc.*..................      608,541
     44,600       Kaman Corp., Class A.........................      498,628
    164,300       Kansas City Southern Industries, Inc.* ......    2,300,200
    233,600       Keithley Instruments, Inc....................    2,055,680
    143,400       KEY Technology, Inc.*........................      752,850
    241,300       Ladish Co., Inc.*............................    1,795,272
    116,200       Layne Christensen Co.*.......................      935,410
    129,500       LeCroy Corp.*................................    1,376,585
    416,712       LSI Industries, Inc..........................    4,271,298
     39,000       Lydall, Inc.*................................      444,600
    277,600       NCI Building Systems, Inc.*..................    5,207,776
    198,000       Northwest Pipe Co.*..........................    3,148,200
     64,100       Offshore Logistics, Inc.*....................    1,376,227
     16,800       P.A.M. Transportation Services, Inc.* .......      351,960
    114,600       Pentair, Inc.................................    3,786,384
    185,600       Pioneer Standard Electronics, Inc. ..........    1,299,200
    237,300       Powell Industries, Inc.*.....................    3,727,983
    301,100       Rayovac Corp.*...............................    4,245,510
     69,900       Roadway Corp.................................    2,800,893
    163,100       Ryder System, Inc............................    3,743,145
    259,900       Sauer-Danfoss, Inc...........................    1,923,260
    261,800       Shaw Group (The), Inc.*......................    3,916,528
    202,400       Technitrol, Inc..............................    2,961,112
    289,844       Terex Corp.*.................................    3,379,581
    236,200       Tetra Tech, Inc.*............................    2,097,456
    177,900       Thomas Industries, Inc.......................    5,121,741
     51,600       USFreightways Corp...........................    1,449,960
    166,500       Valmont Industries, Inc......................    4,195,800
     63,100       Veridian Corp.*..............................    1,511,876
    150,300       Werner Enterprises, Inc......................    3,073,635
     87,100       Willis Lease Finance Corp.*..................      368,433
     88,207       Wood's (T.B.) Corp...........................      682,634
                                                                ------------
                                                                 148,931,540
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER STAPLES - 17.63%

    533,500       Beverly Enterprises, Inc.*...................  $ 1,195,040
    321,300       BioMarin Pharmaceutical, Inc.*...............    2,072,385
    115,400       Corn Products International, Inc. ...........    3,400,838
    291,700       Cornell Cos., Inc.*..........................    1,858,129
    200,600       CV Therapeutics, Inc.*.......................    4,814,400
    156,850       Datascope Corp...............................    3,893,174
     12,805       DaVita, Inc.*................................      306,936
    380,800       Delta & Pine Land Co.........................    7,299,936
     40,000       Dianon Systems, Inc.*........................    1,600,000
    197,000       Gartner, Inc., Class A*......................    1,576,000
    194,400       Health Management Systems, Inc.*.............      719,280
    452,226       ICN Pharmaceuticals, Inc.....................    3,776,087
     81,100       Ingles Markets, Inc., Class A................      915,619
     68,700       Interstate Bakeries Corp.....................    1,711,317
    368,300       Invacare Corp................................   11,638,280
    100,800       Jarden Corp.*................................    2,412,144
    929,384       kforce.com, Inc.*............................    2,723,095
    210,100       Lifecore Biomedical, Inc.*...................    1,365,650
    173,100       MPW Industrial Services Group, Inc.* ........      346,200
    154,600       Nashua Corp.*................................    1,097,660
    264,200       NCO Group, Inc.*.............................    3,627,466
    420,600       Nextera Enterprises, Inc., Class A* .........      218,712
    437,100       PRAECIS Pharmaceuticals, Inc.*...............    1,188,912
    152,500       Priority Healthcare Corp., Class B* .........    3,704,225
    371,900       PSS World Medical, Inc.*.....................    2,841,316
     47,210       RemedyTemp, Inc., Class A*...................      706,262
    111,700       Rent-A-Center, Inc.*.........................    4,953,895
    869,125       Res-Care, Inc.*..............................    3,580,795
    111,421       Respironics, Inc.*...........................    3,558,787
    223,200       Scios, Inc.*.................................    6,441,552
    248,700       Serologicals Corp.*..........................    2,394,981
    368,300       SOS Staffing Services, Inc.*.................      154,686
    423,000       Spherion Corp.*..............................    2,576,070
    535,500       Thoratec Corp.*..............................    4,765,950
    220,600       United Natural Foods, Inc.*..................    5,360,580
    260,000       West Pharmaceutical Services, Inc. ..........    4,986,800
    138,400       Westaff, Inc.*...............................      304,480
    135,300       Wild Oats Market, Inc.*......................    1,526,319
                                                                ------------
                                                                 107,613,958
                                                                ------------

                  CONSUMER CYCLICAL - 12.67%

    132,275       Applebee's International, Inc................    3,146,822
    138,850       Bassett Furniture Industries, Inc. ..........    1,814,769
    199,900       Buckle, Inc.*................................    3,648,175
    117,400       Callaway Golf Co.............................    1,436,976
    206,800       Casey's General Stores, Inc..................    2,421,628
     84,800       CEC Entertainment, Inc.*.....................    2,357,440
    437,000       Checkers Drive-In Restaurants, Inc.* ........    3,037,150
    105,800       Cooper Tire & Rubber Co......................    1,376,458
    249,300       Friendly Ice Cream Corp.*....................    1,590,534
    152,700       G & K Services, Inc., Class A................    4,904,877
    503,850       InterTAN, Inc.*..............................    3,577,335
    276,900       Jack in the Box, Inc.*.......................    6,005,961
    127,400       Kimball International, Inc., Class B ........    1,940,302
    154,700       Lithia Motors, Inc., Class A*................    2,520,063
    176,800       Mesa Air Group, Inc.*........................      974,168
    110,624       Midwest Express Holdings, Inc.*..............      723,481


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    222,505       O'Charley's, Inc.*...........................  $ 4,383,348
     79,600       Oshkosh Truck Corp...........................    4,533,220
    246,900       Phillips-Van Heusen Corp.....................    3,338,088
     35,800       Proxymed, Inc.*..............................      414,206
    199,400       R & B, Inc.*.................................    1,764,690
     93,600       Rocky Shoes & Boots, Inc.*...................      463,320
    146,500       Ruby Tuesday, Inc............................    2,556,425
    280,350       Ryan's Family Steak Houses, Inc.* ...........    2,876,391
     93,700       Steak N Shake Co. (The)*.....................    1,029,763
    270,900       Tommy Hilfiger Corp.*........................    2,045,295
    140,300       Too, Inc.*...................................    3,549,590
    231,900       Topps Co. (The), Inc.*.......................    1,924,770
    347,100       Unifirst Corp................................    6,938,529
                                                                ------------
                                                                  77,293,774
                                                                ------------

                  FINANCE - 10.37%

    117,420       AmerUs Group Co..............................    3,369,954
     64,200       Annuity & Life Re (Holdings), Ltd. ..........      304,308
     42,000       BSB Bancorp, Inc.............................      850,920
    127,900       Corporate Office Properties
                  Trust, Inc., REIT ...........................    1,720,255
     54,200       Great American Financial Resources, Inc. ....      866,658
    109,598       Hanmi Financial Corp.*.......................    1,657,122
     99,250       Healthcare Realty Trust, Inc., REIT .........    3,072,780
    166,200       Horace Mann Educators Corp...................    2,494,662
    166,500       Innkeepers USA Trust, Inc., REIT.............    1,292,040
     54,000       Kilroy Realty Corp., REIT....................    1,162,080
    227,400       Matrix Bancorp, Inc.*........................    2,067,066
    277,825       Medical Office Properties, Inc.*.............    4,486,874
    215,400       Ohio Casualty Corp.*.........................    2,841,126
    180,900       Oriental Financial Group.....................    4,224,015
     77,100       Pacific Northwest Bancorp....................    1,892,805
    171,700       Phoenix Cos., Inc............................    1,553,885
     18,300       PICO Holdings, Inc.*.........................      190,704
    133,100       Presidential Life Corp.......................    1,637,130
    120,500       Reinsurance Group of America.................    3,312,545
    234,170       Republic Bancorp, Inc........................    2,882,867
    161,100       Selective Insurance Group, Inc...............    3,608,640
     55,900       Silicon Valley Bancshares*...................    1,050,361
     58,700       SL Green Realty Corp., REIT..................    1,712,866
    167,848       Superior Financial Corp......................    3,021,264
    111,900       Taylor Capital Group, Inc.*..................    1,941,465
     63,900       United Fire & Casualty Co....................    2,240,334
    138,900       Webster Financial Corp.......................    4,501,749
    277,200       Willow Grove Bancorp, Inc....................    3,312,540
                                                                ------------
                                                                  63,269,015
                                                                ------------

                  TECHNOLOGY - 6.36%

    250,400       Acxiom Corp.*................................    3,155,040
    481,400       Anadigics, Inc.*.............................    1,107,220
    224,900       Analysts International Corp.*................      404,820
    140,700       Asyst Technologies, Inc.*....................      844,200
    276,600       Caminus Corp.*...............................      691,500
    769,000       Computer Task Group, Inc.*...................    2,168,580
    140,100       Henry (Jack) & Associates....................    1,440,088
    349,200       Infinium Software, Inc.*.....................    2,399,004



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    192,800       infoUSA, Inc.*...............................  $   809,760
    123,100       Integral Systems, Inc.*......................    2,458,307
    118,700       Intergraph Corp.*............................    2,184,080
    320,100       Mapinfo Corp.*...............................    1,933,404
    316,900       Maxtor Corp.*................................    1,191,544
    300,215       MSC.Software Corp.*..........................    1,681,204
    234,650       Peak International, Ltd.*....................      922,174
    262,400       Pericom Semiconductor Corp.*.................    2,256,378
    306,500       Progress Software Corp.*.....................    3,825,120
     75,000       Rimage Corp.*................................      703,575
    150,000       Storage Technology Corp.*....................    2,652,000
    469,800       Sybase, Inc.*................................    6,018,138
                                                                ------------
                                                                  38,846,136
                                                                ------------

                  ENERGY - 5.97%

     49,700       3TEC Energy Corp.*...........................      636,160
    121,500       Atwood Oceanics, Inc.*.......................    3,620,700
    104,900       Cimarex Energy Co.*..........................    1,667,910
     70,300       Core Laboratories NV*........................      662,929
     49,100       Evergreen Resources, Inc.*...................    2,019,483
    163,000       Exco Resources, Inc.*........................    2,718,677
    258,500       Hanover Compressor Co.*......................    2,711,665
    193,400       Houston Exploration (The) Co.*...............    5,939,314
    531,000       Newpark Resources, Inc.*.....................    1,709,820
     66,100       Oceaneering International, Inc.*.............    1,830,970
     85,800       Patterson-UTI Energy, Inc.*..................    2,481,336
     35,200       Penn Virginia Corp...........................    1,129,920
    110,200       Pride International, Inc.*...................    1,529,576
    131,600       Remington Oil & Gas Corp.*...................    2,026,640
    166,600       Vintage Petroleum, Inc.......................    1,599,360
    173,050       XTO Energy, Inc..............................    4,161,852
                                                                ------------
                                                                  36,446,312
                                                                ------------

                  UTILITIES - 5.94%

     90,350       American States Water Co.....................    2,421,380
    163,850       Atmos Energy Corp............................    3,604,700
     99,650       Cascade Natural Gas Corp.....................    1,922,249
    116,700       Great Plains Energy, Inc.....................    2,631,585
    125,300       Idacorp, Inc.................................    3,259,053
    130,750       New Jersey Resources Corp....................    4,129,085
    146,700       Northwest Natural Gas Co.....................    4,398,066
    194,300       NUI Corp.....................................    2,417,092
     94,575       Philadelphia Suburban Corp...................    2,032,417
    100,500       South Jersey Industries, Inc.................    3,208,965
    276,500       Southwest Gas Corp...........................    6,215,720
                                                                ------------
                                                                  36,240,312
                                                                ------------

                  COMMUNICATIONS - 4.90%

    165,550       ADVO, Inc.*..................................    5,022,787
    225,600       APAC Customer Services, Inc.*................      570,768
    148,400       CT Communications, Inc.......................    2,114,700
    322,300       General Communication, Inc., Class A* .......    1,495,472
    285,800       Hypercom Corp.*..............................      628,760
    227,500       Journal Register Co.*........................    4,201,925


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    262,400       MasTec, Inc.*................................  $   679,616
    324,600       NMS Communications Corp.*....................      376,536
    426,500       Performance Technologies, Inc.*..............    1,441,570
    223,200       ProQuest Co.*................................    4,323,384
    122,200       Pulitzer, Inc................................    5,682,300
    168,100       Sinclair Broadcast Group, Inc.*..............    1,988,623
    137,400       Young Broadcasting, Inc., Class A* ..........    1,374,000
                                                                ------------
                                                                  29,900,441
                                                                ------------

                  BASIC MATERIALS - 4.88%

    112,400       Albemarle Corp...............................    3,160,688
    198,200       Buckeye Technologies, Inc.*..................    1,236,768
    114,400       Fuller (H.B.) Co.............................    3,256,968
    141,600       Glatfelter...................................    1,707,696
    194,800       Longview Fibre Co............................    1,324,640
    200,000       Louisiana-Pacific Corp.*.....................    1,348,000
    271,600       MacDermid, Inc...............................    5,453,728
    161,900       Olin Corp....................................    2,632,494
    103,700       Rayonier, Inc................................    4,374,066
    145,300       Reliance Steel & Aluminum Co.................    3,044,035
    122,200       Spartech Corp................................    2,230,150
                                                                ------------
                                                                  29,769,233
                                                                ------------
                  TOTAL COMMON STOCKS .........................  568,310,721
                                                                ------------
                  (Cost $650,572,095)

CONVERTIBLE PREFERRED STOCKS - 0.91%

    105,700       Exco Resources, Inc., 5.00%..................    1,831,253
    137,000       United Fire & Casualty Co.
                  Series A, 6.38%   ...........................    3,697,630
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS ..........    5,528,883
                                                                ------------
                  (Cost $5,644,700)



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.71%

$34,841,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $34,842,829
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362)..................... $ 34,841,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   34,841,000
                                                                ------------
                  (Cost $34,841,000)

TOTAL INVESTMENTS - 99.75%.....................................  608,680,604
                                                                ------------
(Cost $691,057,795)

NET OTHER ASSETS AND LIABILITIES - 0.25%.......................    1,522,291
                                                                ------------

NET ASSETS - 100.00%........................................... $610,202,895
                                                                ============

-----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 95.59%

                  CONSUMER STAPLES - 29.13%

     39,500       Accredo Health, Inc.*........................ $  1,828,060
    175,900       American Healthways, Inc.*...................    3,456,435
     91,400       American Italian Pasta Co., Class A* ........    3,148,730
    156,700       American Medical Systems Holdings, Inc.* ....    2,192,233
     83,700       American Pharmaceutical Partners, Inc.* .....    1,674,000
     49,800       Arbitron, Inc.*..............................    1,700,670
     94,200       Atrix Labs, Inc.*............................    1,722,070
     60,800       Cell Genesys, Inc.*..........................      636,576
     86,670       Charles River Associates, Inc.*..............    1,358,119
     63,600       Constellation Brands, Inc., Class A* ........    1,610,988
    107,900       Corporate Executives Board Co.*..............    3,581,201
     73,100       CV Therapeutics, Inc.*.......................    1,754,400
     25,010       Education Management, Corp.*.................      917,867
    222,400       Endocare, Inc.*..............................      629,614
    134,400       Enzon, Inc.*.................................    2,607,360
    206,800       First Horizon Pharmaceutical Corp.* .........      758,956
     85,060       FirstService Corp.*..........................    1,494,504
     50,950       Haemonetics Corp.*...........................    1,080,649
    356,300       Hooper Holmes, Inc...........................    2,369,395
     44,700       IDEXX Laboratories, Inc.*....................    1,542,150
    282,600       Integra LifeSciences Holdings Corp.* ........    3,905,532
     47,800       InterMune, Inc.*.............................    1,755,694
    148,490       Isis Pharmaceuticals, Inc.*..................    1,449,262
     68,300       Jarden Corp.*................................    1,634,419
     78,600       Kroll, Inc.*.................................    1,531,128
     39,870       LifePoint Hospitals, Inc.*...................    1,249,924
     97,600       Ligand Pharmaceuticals, Inc., Class B* ......      642,208
     76,500       Neopharm, Inc.*..............................    1,179,630
     49,300       Neurocrine Biosciences, Inc.*................    2,213,570
    128,600       Noven Pharmaceuticals, Inc.*.................    1,647,366
     72,300       Pain Therapeutics, Inc.*.....................      281,247
    107,900       Performance Food Group Co.*..................    4,012,801
    135,800       Province Healthcare Co.*.....................    1,772,190
     67,700       Respironics, Inc.*...........................    2,162,338
    127,900       Salix Pharmaceuticals, Ltd.*.................    1,048,780
     38,800       Scotts (The) Co., Class A*...................    1,846,880
    168,000       SICOR, Inc.*.................................    2,501,520
     53,000       SonoSite, Inc.*..............................      782,227
     61,800       SOURCECORP, Inc.*............................    1,417,074
    127,000       Sylvan Learning Systems, Inc.*...............    1,939,290
     65,900       Taro Pharmaceutical Industries, Ltd.* .......    2,290,025
    190,000       Telik, Inc.*.................................    2,802,500
    187,674       Thoratec Corp.*..............................    1,670,299
     84,400       Transkaryotic Therapies, Inc.*...............      982,416
    125,800       Wright Medical Group, Inc.*..................    2,165,144
     55,700       Zoll Medical Corp.*..........................    1,807,465
                                                                ------------
                                                                  82,754,906
                                                                ------------

                  CONSUMER CYCLICAL - 16.90%

     56,600       AFC Enterprises, Inc.*.......................    1,048,232
    506,450       American Classic Voyages Co.*................        2,532
     77,200       Ameristar Casinos, Inc.*.....................    1,003,523
     83,200       Bally Total Fitness Holding Corp.* ..........      565,760
     26,500       Beazer Homes USA, Inc.*......................    1,741,845
    232,000       Charming Shoppes, Inc.*......................    1,067,200


     SHARES                                                        VALUE
   ----------                                                    ----------
                  CONSUMER CYCLICAL (CONTINUED)

     66,600       Cost Plus, Inc.*.............................  $ 1,924,807
    163,700       Daisytek International Corp.*................    1,393,087
    187,600       Electronics Boutique Holdings Corp.* ........    4,727,708
    168,500       Extended Stay America, Inc.*.................    2,106,250
    112,500       Gart Sports Co.*.............................    2,094,750
    135,000       HOT Topic, Inc.*.............................    2,632,500
     26,000       Meritage, Corp.*.............................    1,040,000
    100,500       Mothers Work, Inc.*..........................    3,621,015
     73,400       Panera Bread Co., Class A*...................    2,385,500
    115,400       Petco Animal Supplies, Inc.*.................    2,891,924
     46,600       P.F. Chang's China Bistro, Inc.*.............    1,607,700
     27,900       Polaris Industries, Inc......................    1,757,421
     25,900       ScanSource, Inc.*............................    1,556,590
    222,700       Scientific Games Corp., Class A*.............    1,696,974
     14,000       SkyWest, Inc.................................      212,394
     84,200       Sonic Corp.*.................................    1,959,334
    158,100       Station Casinos, Inc.*.......................    2,844,219
    101,400       Too, Inc.*...................................    2,565,420
     79,400       United Stationers, Inc.*.....................    2,360,562
     74,000       Watsco, Inc..................................    1,184,000
                                                                ------------
                                                                  47,991,247
                                                                ------------

                  INDUSTRIAL - 15.07%

    115,400       Applied Films Corp.*.........................    1,636,372
    116,100       Armor Holdings, Inc.*........................    1,777,491
    483,500       Crown Cork & Seal Co., Inc...................    3,094,400
     63,575       CUNO, Inc.*..................................    1,975,911
    107,000       Cymer, Inc.*.................................    2,687,840
     31,600       DRS Technologies, Inc.*......................    1,047,224
    144,700       DSP Group, Inc.*.............................    2,069,355
    136,000       Genesee & Wyoming, Inc., Class A* ...........    2,978,400
     59,925       Graco, Inc...................................    1,638,949
    154,358       Heartland Express, Inc.*.....................    3,030,048
    327,827       HEICO Corp., Class A.........................    2,478,372
     65,300       Integrated Defense Technologies, Inc.* ......      916,159
     92,700       Itron, Inc.*.................................    2,029,203
    132,000       Maverick Tube Corp.*.........................    1,683,000
    123,900       Methode Electronics, Inc., Class A ..........    1,138,641
     98,800       MTC Technologies, Inc.*......................    2,419,612
    197,400       NS Group, Inc.*..............................    1,184,400
     51,700       Planar Systems, Inc.*........................      949,729
     64,700       Stericycle, Inc.*............................    2,154,510
     29,900       Triumph Group, Inc. *........................      736,138
     91,500       UTI Worldwide, Inc...........................    2,133,780
     83,200       Waste Connections, Inc.*.....................    3,043,456
                                                                ------------
                                                                  42,802,990
                                                                ------------

                  TECHNOLOGY - 13.45%

     57,800       Activision, Inc.*............................    1,184,900
     28,400       Anteon International Corp.*..................      653,200
    842,400       Atmel Corp.*.................................    1,406,808
    153,200       ATMI, Inc.*..................................    2,817,348
     35,900       BARRA, Inc.*.................................    1,288,451
     25,300       Cerner Corp.*................................      900,933
    450,600       Entegris, Inc.*..............................    3,879,666
     34,030       FactSet Research Systems, Inc................      930,720


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

     46,400       Fidelity National Information
                  Solutions, Inc.*  ........................... $    888,096
    169,100       Genesis Microchip, Inc.*.....................    1,981,852
     98,000       Henry (Jack) & Associates, Inc...............    1,007,342
     99,000       Hyperion Solutions Corp.*....................    2,673,000
     87,500       InterCept, Inc.*.............................    1,383,375
    107,700       Intersil Corp., Class A*.....................    1,829,823
     62,800       JDA Software Group, Inc.*....................      549,500
     99,500       Mercury Interactive Corp.*...................    2,623,815
     54,030       National Instruments Corp.*..................    1,550,121
    115,200       O2Micro International, Ltd.*.................      988,301
     79,400       Photon Dynamics, Inc.*.......................    1,703,924
    175,000       Photronics, Inc.*............................    2,124,500
    120,220       Pioneer Standard Electronics, Inc. ..........      841,540
     99,000       Power Intergrations, Inc.*...................    1,746,360
     86,500       Precise Software Solutions, Ltd.* ...........    1,003,400
    342,870       Secure Computing Corp.*......................    1,416,053
     79,600       SPSS, Inc.*..................................      845,352
                                                                ------------
                                                                  38,218,380
                                                                ------------

                  ENERGY - 8.47%

     69,200       Arch Coal, Inc...............................    1,201,312
     91,700       Brown (Tom), Inc.*...........................    2,191,630
     53,100       Evergreen Resources, Inc.*...................    2,184,003
    197,600       Global Industries, Ltd.*.....................      790,400
    195,000       Key Energy Services, Inc.*...................    1,741,350
     97,900       Patterson-UTI Energy, Inc.*..................    2,831,268
     44,200       Peabody Energy Corp..........................    1,138,150
    136,600       Remington Oil & Gas Corp.*...................    2,103,640
    124,400       Spinnaker Exploration Co.*...................    2,394,700
     82,620       St. Mary Land & Exploration Co...............    2,093,591
     52,600       Superior Energy Services, Inc.*..............      430,794
    238,700       Ultra Petroleum Corp.*.......................    1,964,501
     59,500       Western Gas Resources, Inc...................    1,970,045
     42,500       XTO Energy, Inc..............................    1,022,125
                                                                ------------
                                                                  24,057,509
                                                                ------------

                  FINANCE - 7.41%

     71,800       Boston Private Financial Holdings, Inc.          1,321,838
     82,700       Brown & Brown, Inc...........................    2,514,080
     83,400       East-West Bancorp, Inc.......................    2,877,300
     70,900       Hilb, Rogal & Hamilton Co....................    2,906,900
     66,700       Philadelphia Consolidated Holding Corp.* ....    2,235,784
      9,400       Platinum Underwriters Holdings, Ltd.* .......      235,940
     76,000       Prosperity Bancshares, Inc...................    1,426,520
     45,500       UCBH Holdings, Inc...........................    1,905,995
     83,100       W Holding Co., Inc...........................    1,476,687
     65,400       Webster Financial Corp.......................    2,119,614
     47,800       Westamerica Bancorp..........................    2,030,544
                                                                ------------
                                                                  21,051,202
                                                                ------------

                  COMMUNICATIONS - 5.16%

     52,100       Avocent Corp.*...............................    1,042,000
    105,300       FreeMarkets, Inc.*...........................      756,054
    111,600       Lin TV Corp., Class A*.......................    2,302,308



     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    184,800       MatrixOne, Inc.*.............................  $   486,024
    266,200       Radio One, Inc., Class D*....................    4,440,216
     98,300       SafeNet, Inc.*...............................    1,636,695
    166,200       TriZetto Group, Inc.*........................    1,011,992
    179,100       webMethods, Inc.*............................    1,294,893
     83,700       Websense, Inc.*..............................    1,689,903
                                                                ------------
                                                                  14,660,085
                                                                ------------
                  TOTAL COMMON STOCKS .........................  271,536,319
                                                                ------------
                  (Cost $301,072,513)

   PAR VALUE
   ----------

REPURCHASE AGREEMENT - 4.19%

$11,889,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $11,889,624
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $11,884,511
                  Market Value $12,129,512)....................   11,889,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   11,889,000
                                                                ------------
                  (Cost $11,889,000)

TOTAL INVESTMENTS - 99.78%.....................................  283,425,319
                                                                ------------
(Cost $312,961,513)

NET OTHER ASSETS AND LIABILITIES - 0.22%.......................      636,767
                                                                ------------

NET ASSETS - 100.00%........................................... $284,062,086
                                                                ============

---------------------------------------
*      Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 99.97%

                  AUSTRALIA - 3.13%

  1,515,341       BHP Billiton, Ltd............................ $  8,149,795
    108,800       CSL, Ltd.....................................    1,068,845
  1,511,100       Foster's Group, Ltd..........................    3,983,817
                                                                ------------
                                                                  13,202,457
                                                                ------------

                  BRAZIL - 0.00%

      2,000       Companhia Vale de Rio Doce...................            0
                                                                ------------

                  DENMARK - 1.03%

    272,700       Danske Bank A/S..............................    4,342,449
                                                                ------------

                  FINLAND - 0.92%

    135,253       Stora Enso Oyj, Class R......................    1,406,416
     75,900       UPM-Kymmene Oyj..............................    2,461,674
                                                                ------------
                                                                   3,868,090
                                                                ------------

                  FRANCE - 8.95%

    138,846       Accor SA.....................................    4,929,468
     76,308       Aventis SA...................................    4,568,187
    164,500       JC Decaux SA.................................    1,767,556
     17,000       L'Air Liquide SA.............................    2,178,516
     32,300       L'Oreal SA...................................    2,405,459
    116,144       Sanofi-Synthelabo SA.........................    7,102,501
    163,711       Schneider Electric SA........................    7,587,545
     52,567       TotalFinaElf SA..............................    7,241,322
                                                                ------------
                                                                  37,780,554
                                                                ------------

                  GERMANY - 1.38%

    128,600       Schering AG..................................    5,843,081
                                                                ------------

                  HONG KONG - 2.94%

  2,677,500       China Mobile, Ltd.*..........................    6,574,364
  1,558,000       Hong Kong and China Gas Co., Ltd. ...........    2,047,608
    614,200       Hutchison Whampoa, Ltd.......................    3,780,129
                                                                ------------
                                                                  12,402,101
                                                                ------------

                  INDIA - 0.88%

    117,900       Dr. Reddy's Laboratories, Ltd., ADR .........    1,709,550
    165,000       Ranbaxy Laboratories, Ltd., GDR..............    1,996,500
                                                                ------------
                                                                   3,706,050
                                                                ------------

                  IRELAND - 2.13%

    600,000       Bank of Ireland..............................    6,654,981
    195,300       Irish Life & Permanent Plc...................    2,320,925
                                                                ------------
                                                                   8,975,906
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  ISRAEL - 2.12%

    139,800       Check Point Software Technologies, Ltd.* .... $  1,927,842
     90,800       Teva Pharmaceutical Industries, Ltd., ADR ...    7,030,644
                                                                ------------
                                                                   8,958,486
                                                                ------------

                  ITALY - 5.98%

  1,180,000       Autostrade - Concessioni e Costruzioni
                  Autostrade SpA...............................    9,757,668
    571,381       ENI SpA......................................    7,933,254
  2,014,500       UniCredito Italiano SpA......................    7,581,033
                                                                ------------
                                                                  25,271,955
                                                                ------------

                  JAPAN - 22.15%

     43,200       Aeon Credit Service Co., Ltd.................    1,491,648
    293,000       CANON, Inc...................................   10,810,564
    180,300       Honda Motor Co., Ltd.........................    6,461,042
    103,000       KAO Corp.....................................    2,354,168
     28,900       Keyence Corp.................................    4,784,186
    411,000       Marui Co., Ltd...............................    3,817,916
    662,000       Matsushita Electric Industrial Co., Ltd. ....    6,938,495
     41,000       Murata Manufacturing Co., Ltd................    1,937,781
    669,000       Nissan Motor Co., Ltd........................    5,138,756
      1,053       NTT Docomo, Inc..............................    1,942,581
    143,700       Pioneer Corp.................................    2,451,576
    139,000       Ricoh Co., Ltd...............................    2,484,856
     69,690       Rohm Co., Ltd................................    8,777,658
    103,500       Secom Co., Ltd...............................    3,658,226
    274,000       Seven-Eleven Japan Co., Ltd..................    7,738,717
     70,700       Shimamura Co., Ltd...........................    4,524,575
    232,500       Shin-Etsu Chemical Co., Ltd..................    7,173,928
     24,700       SMC Corp.....................................    1,955,739
    110,000       Takeda Chemical Industries, Ltd..............    4,570,385
    112,200       Tokyo Electron, Ltd..........................    4,524,411
                                                                ------------
                                                                  93,537,208
                                                                ------------
                  MEXICO - 2.76%

  4,577,000       Grupo Financiero BBVA Bancomer*.. ...........    3,607,235
  3,228,000       Wal-Mart de Mexico SA de CV, Series V .......    8,061,485
                                                                ------------
                                                                  11,668,720
                                                                ------------

                  NETHERLANDS - 6.38%

     51,689       Gucci Group NV, New York Registered
                  Shares*......................................    4,670,101
     99,046       Heineken NV..................................    3,979,417
    221,721       Koninklijke (Royal) Philips Electronics NV ..    3,974,321
    126,518       Unilever NV..................................    8,112,779
    231,913       VNU NV.......................................    6,226,330
                                                                ------------
                                                                  26,962,948
                                                                ------------

                  SOUTH KOREA - 5.95%

     74,039       Kookmin Bank, ADR............................    2,395,162
     44,890       Pacific Corp.................................    4,531,511


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  SOUTH KOREA (CONTINUED)

     35,691       Samsung Electronics Co., Ltd................. $ 10,105,694
     22,800       Shinsegae Co., Ltd...........................    3,078,145
    249,287       SK Telecom Co., Ltd., ADR....................    5,003,190
                                                                ------------
                                                                  25,113,702
                                                                ------------

                  SPAIN - 4.55%

    434,500       Amadeus Global Travel Distribution SA,
                  Class A......................................    2,142,874
    121,200       Banco Popular Espanol SA.....................    5,189,982
     95,000       Industria de Diseno Textil SA................    2,135,635
  1,025,642       Telefonica SA*...............................    9,730,583
                                                                ------------
                                                                  19,199,074
                                                                ------------

                  SWITZERLAND - 3.57%

     11,200       Givaudan SA, Registered......................    4,688,827
     30,350       Nestle SA, Registered........................    6,507,140
    101,640       Novartis AG, Registered......................    3,876,420
                                                                ------------
                                                                  15,072,387
                                                                ------------

                  TAIWAN - 0.57%

    306,298       Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR*................    2,395,250
                                                                ------------

                  THAILAND - 1.79%

    452,700       Big C Supercenter PCL, Receipt*..............      213,411
  1,605,800       Land & House PCL, Receipt....................    2,671,780
    107,900       Siam Cement PCL, Receipt.....................    2,428,606
  3,656,200       Siam Commercial Bank PCL*....................    2,238,991
                                                                ------------
                                                                   7,552,788
                                                                ------------

                  UNITED KINGDOM - 22.79%

    643,399       BAA Plc......................................    5,742,655
    331,100       Barclays Plc.................................    2,289,592
    936,600       BP Plc.......................................    6,007,789
    516,600       British Sky Broadcasting Group Plc* .........    4,877,624
    553,800       Capita Group Plc.............................    1,940,786
    625,700       Diageo Plc...................................    7,053,048
    543,484       GlaxoSmithKline Plc..........................   10,373,451
    272,533       Imperial Tobacco Group Plc...................    4,263,790
  1,595,338       Kingfisher Plc...............................    5,578,365
  1,244,944       Marks & Spencer Group Plc....................    7,289,342
    207,800       Reckitt Benckiser Plc........................    3,771,206
    533,476       Reed Elsevier Plc............................    4,711,460
    356,745       Royal Bank of Scotland Group Plc.............    8,394,260
    387,200       Shire Pharmaceuticals Group Plc..............    3,119,746
  1,266,092       Smith & Nephew Plc...........................    7,527,063
    437,598       Standard Chartered Plc.......................    5,093,601
  1,070,200       Tesco Plc....................................    3,319,364
  3,019,500       Vodafone Group Plc...........................    4,853,930
                                                                ------------
                                                                  96,207,072
                                                                ------------
                  TOTAL COMMON STOCKS .........................  422,060,278
                                                                ------------
                  (Cost $471,946,417)

   PAR VALUE                                                        VALUE
   ----------                                                    ----------


REPURCHASE AGREEMENT - 1.39%

$ 5,853,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $5,853,307
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $5,850,790
                  Market Value $5,971,405)..................... $  5,853,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    5,853,000
                                                                ------------
                  (Cost $5,853,000)

TOTAL INVESTMENTS - 101.36%....................................  427,913,278
                                                                ------------
(Cost $477,799,417)

NET OTHER ASSETS AND LIABILITIES - (1.36)%.....................   (5,724,019)
                                                                ------------

NET ASSETS - 100.00%........................................... $422,189,259
                                                                ============

-------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
PCL    Public Company Limited

                     INDUSTRY CONCENTRATION OF COMMON STOCKS
                         AS A PERCENTAGE OF NET ASSETS:

Consumer Staples                        24.48%
Consumer Cyclical                       22.82
Finance                                 12.68
Industrial                              11.65
Communications                          10.62
Technology                               7.63
Energy                                   4.08
Basic Materials                          3.71
Utilities                                2.30
                                        -----
Total                                   99.97%
                                        =====


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
     776,757       EURO     11/01/02    $ 769,650      $ 4,544
   7,662,149        THB     11/01/02      176,954          (42)
   6,956,421        THB     11/04/02      160,654          294
   7,074,673        THB     11/04/02      163,385          299
  12,781,677        THB     11/05/02      295,185          (73)
                                       ---------    ----------
                                      $ 1,565,828      $ 5,022
                                       =========    ==========

--------------------------------------------
EURO    European Monetary Unit
THB     Thai Baht

                       SEE NOTES TO FINANCIAL STATEMENTS.

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
-------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

                                                  ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY   EQUITY VALUE
                                                        FUND            FUND          INCOME FUND        FUND             FUND
                                                   -------------   --------------   -------------   --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost........................   $ 442,264,786    $ 211,833,778   $ 568,403,195    $  31,745,419   $ 318,073,486
     Repurchase agreement.......................      14,525,000        2,227,000      13,307,000        1,188,000      12,008,000
     Net unrealized appreciation (depreciation).     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)    (17,938,300)
                                                   -------------   --------------   -------------   --------------   -------------
       Total investments at value...............     434,695,108      184,233,334     552,373,466       28,796,696     312,143,186
   Cash and foreign currency*...................             738              765             668              583              18
   Unrealized appreciation on open forward
     foreign currency contracts.................              --               --              --               --              --
   Receivable for investments sold..............         992,750        2,011,737              --          498,985      43,703,897
   Receivable for shares sold...................         149,048           59,938         575,795           77,106         638,219
   Interest and dividends receivables...........       2,097,127          513,825         773,439           59,792         138,081
   Tax reclaim receivable.......................              --               --              --               --              --
   Deferred organizational expense (Note 2).....              --               --              --            1,145              --
                                                   -------------   --------------   -------------   --------------   -------------
     Total Assets...............................     437,934,771      186,819,599     553,723,368       29,434,307     356,623,401
                                                   -------------   --------------   -------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased............       1,007,403        4,576,922              --          770,370      47,953,411
   Payable to custodian.........................              --               --              --               --              --
   Payable for shares repurchased...............         704,615          779,519         808,430           55,249         509,959
   Payable to Fleet and affiliates (Note 3).....         469,055          169,782         512,139           17,737         305,251
   Trustees' fees and expenses payable (Note 3).          17,937            9,325          19,385            2,023          14,787
   Accrued expenses and other payables..........         145,555           57,111         140,422           21,682          96,577
                                                   -------------   --------------   -------------   --------------   -------------
     Total Liabilities..........................       2,344,565        5,592,659       1,480,376          867,061      48,879,985
                                                   -------------   --------------   -------------   --------------   -------------
NET ASSETS......................................   $ 435,590,206    $ 181,226,940   $ 552,242,992    $  28,567,246   $ 307,743,416
                                                   =============   ==============   =============   ==============   =============


                                                        LARGE CAP      EQUITY GROWTH     LARGE CAP         GROWTH
                                                       VALUE FUND          FUND         GROWTH FUND        FUND II
                                                     --------------   -------------    --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost.........................    $   88,642,487   $  971,790,193   $  105,547,797   $  51,642,990
     Repurchase agreement........................                --       51,234,000       13,124,000       9,410,000
     Net unrealized appreciation (depreciation)..         3,407,681      (19,271,525)     (11,797,445)     (1,007,191)
                                                     --------------   --------------   --------------   -------------
       Total investments at value................        92,050,168    1,003,752,668      106,874,352      60,045,799
   Cash and foreign currency*....................                --              439              915              --
   Unrealized appreciation on open forward
     foreign currency contracts..................                --               --               --              --
   Receivable for investments sold...............                --        5,590,992               --          17,897
   Receivable for shares sold....................            24,513        1,677,428           85,766           2,118
   Interest and dividends receivables............           149,301        1,262,808           86,774          27,444
   Tax reclaim receivable........................                --               --               --              --
   Deferred organizational expense (Note 2)......                --               --               --              --
                                                     --------------   --------------   --------------   -------------
     Total Assets................................        92,223,982    1,012,284,335      107,047,807      60,093,258
                                                     --------------   --------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased.............                --        5,351,803               --       1,193,955
   Payable to custodian..........................         1,696,527               --               --          10,967
   Payable for shares repurchased................           418,975        2,907,099          269,334         199,961
   Payable to Fleet and affiliates (Note 3)......            87,145          836,065           97,260          59,463
   Trustees' fees and expenses payable (Note 3)..               875           41,394              950           1,092
   Accrued expenses and other payables...........            34,066          234,986           41,508          36,668
                                                     --------------   --------------   --------------   -------------
     Total Liabilities...........................         2,237,588        9,371,347          409,052       1,502,106
                                                     --------------   --------------   --------------   -------------
NET ASSETS.......................................    $   89,986,394   $1,002,912,988   $  106,638,755   $  58,591,152
                                                     ==============   ==============   ==============   =============




                                                         SMALL CAP      SMALL COMPANY   INTERNATIONAL
                                                         VALUE FUND      EQUITY FUND     EQUITY FUND
                                                       --------------   -------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at cost.........................      $  656,216,795   $  301,072,513   $  471,946,417
     Repurchase agreement........................          34,841,000       11,889,000        5,853,000
     Net unrealized appreciation (depreciation)..         (82,377,191)     (29,536,194)     (49,886,139)
                                                       --------------   --------------   --------------
       Total investments at value................         608,680,604      283,425,319      427,913,278
   Cash and foreign currency*....................                  --              282          241,869
   Unrealized appreciation on open forward
     foreign currency contracts..................                  --               --            5,022
   Receivable for investments sold...............           2,496,216        4,910,748               --
   Receivable for shares sold....................           3,791,885        1,938,364        2,335,746
   Interest and dividends receivables............             254,553           53,333          707,973
   Tax reclaim receivable........................                  --               --          660,654
   Deferred organizational expense (Note 2)......                  --               --               --
                                                       --------------   --------------   --------------
     Total Assets................................         615,223,258      290,328,046      431,864,542
                                                       --------------   --------------   --------------

LIABILITIES:
   Payable for investments purchased.............             928,496        3,350,287        1,971,334
   Payable to custodian..........................                  15               --               --
   Payable for shares repurchased................           3,506,486        2,578,671        7,282,867
   Payable to Fleet and affiliates (Note 3)......             493,194          253,124          316,616
   Trustees' fees and expenses payable (Note 3)..              11,885           13,323           15,859
   Accrued expenses and other payables...........              80,287           70,555           88,607
                                                       --------------   --------------   --------------
     Total Liabilities...........................           5,020,363        6,265,960        9,675,283
                                                       --------------   --------------   --------------
NET ASSETS.......................................      $  610,202,895   $  284,062,086   $  422,189,259
                                                       ==============   ==============   ==============

-----------------------------------------------------------------------
* Cost and market value of foreign currency is $689 and $698, respectively, for the International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      54-55

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2002

                                                                 ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                       FUND            FUND          INCOME FUND        FUND
                                                                  -------------   --------------   -------------   --------------

NET ASSETS CONSIST OF:
   Par value (Note 5)..........................................   $      33,861    $      18,237   $      54,834   $        3,346
   Paid-in capital in excess of par value......................     484,842,913      231,135,186     584,254,701       34,818,425
   Undistributed (overdistributed) net investment income ......       1,115,554          445,761         319,232           32,838
   Accumulated net realized gain (loss) on investments sold ...     (28,307,444)     (20,544,800)     (3,049,046)      (2,150,640)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)
                                                                  -------------   --------------   -------------   --------------
TOTAL NET ASSETS...............................................   $ 435,590,206   $  181,226,940   $ 552,242,992   $   28,567,246
                                                                  =============   ==============   =============   ==============
Retail A Shares:
   Net Assets..................................................   $ 198,153,707   $   97,461,943   $ 180,269,346   $    6,578,110
   Shares of beneficial interest outstanding...................      15,395,458        9,804,996      17,934,124          769,853
   NET ASSET VALUE and redemption price per share .............   $       12.87   $         9.94   $       10.05   $         8.54
   Sales charge - 5.75% of offering price......................            0.79             0.61            0.61             0.52
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.66   $        10.55   $       10.66   $         9.06
                                                                  =============   ==============   =============   ==============
Retail B Shares:
   Net Assets..................................................   $  73,183,385   $   9,565,050    $  31,406,565   $    2,093,096
   Shares of beneficial interest outstanding...................       5,698,219         981,679        3,196,973          250,352
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.84   $        9.74    $        9.82   $         8.36
                                                                  =============   ==============   =============   ==============
Trust Shares:
   Net Assets..................................................   $ 163,934,204   $   74,199,947   $ 340,496,456   $   19,896,040
   Shares of beneficial interest outstanding...................      12,742,571        7,450,006      33,695,429        2,325,436
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................   $       12.87   $         9.96   $       10.11   $         8.56
                                                                  =============   ==============   =============   ==============
Prime A Shares:
   Net Assets..................................................   $      42,547   $           --   $      15,203   $           --
   Shares of beneficial interest outstanding...................           3,308               --           1,508               --
   NET ASSET VALUE and redemption price per share .............   $       12.86   $           --   $       10.08   $           --
   Sales charge - 5.50% of offering price......................            0.75               --            0.59               --
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.61   $           --   $       10.67   $           --
                                                                  =============   ==============   =============   ==============
Prime B Shares:
   Net Assets..................................................   $     276,363   $           --   $      55,422   $           --
   Shares of beneficial interest outstanding...................          21,507               --           5,596               --
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.85   $           --   $        9.90   $           --
                                                                  =============   ==============   =============   ==============



                                                                 EQUITY VALUE       LARGE CAP      EQUITY GROWTH      LARGE CAP
                                                                     FUND          VALUE FUND          FUND          GROWTH FUND
                                                                -------------    --------------   -------------    --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $      31,880    $        8,777   $       62,176   $       17,766
   Paid-in capital in excess of par value......................   396,812,995        77,832,146    1,163,918,405      189,846,811
   Undistributed (overdistributed) net investment income ......        (8,463)           50,063        1,807,369             (437)
   Accumulated net realized gain (loss) on investments sold ...   (71,154,696)        8,687,727     (143,603,437)     (71,427,940)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........   (17,938,300)        3,407,681      (19,271,525)     (11,797,445)
                                                                -------------    --------------   --------------   --------------
TOTAL NET ASSETS............................................... $ 307,743,416    $   89,986,394   $1,002,912,988   $  106,638,755
                                                                =============    ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $ 123,084,941    $    6,482,793   $  239,278,642   $    3,000,388
   Shares of beneficial interest outstanding...................    12,842,931           631,272       14,974,985          506,936
   NET ASSET VALUE and redemption price per share ............. $        9.58    $        10.27   $        15.98   $         5.92
   Sales charge - 5.75% of offering price......................          0.58              0.63             0.97             0.36
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $       10.16    $        10.90   $        16.95   $         6.28
                                                                =============    ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $  16,790,981    $   12,490,138   $   64,156,211   $   14,240,632
   Shares of beneficial interest outstanding...................     1,823,031         1,247,476        4,245,150        2,516,805
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        9.21    $        10.01   $        15.11   $         5.66
                                                                =============    ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $ 167,867,494    $   71,013,463   $  699,214,730   $   89,397,735
   Shares of beneficial interest outstanding...................    17,214,143         6,898,414       42,938,822       14,741,882
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        9.75    $        10.29   $        16.28   $         6.06
                                                                =============    ==============   ==============   ==============
Prime A Shares:
   Net Assets.................................................. $          --               N/A   $       56,357              N/A
   Shares of beneficial interest outstanding...................            --               N/A            3,509              N/A
   NET ASSET VALUE and redemption price per share ............. $          --               N/A   $        16.06              N/A
   Sales charge - 5.50% of offering price......................            --               N/A             0.93              N/A
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $          --               N/A   $        16.99              N/A
                                                                =============    ==============   ==============   ==============
Prime B Shares:
   Net Assets.................................................. $          --               N/A   $      207,048              N/A
   Shares of beneficial interest outstanding...................            --               N/A           13,299              N/A
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $          --               N/A   $        15.57              N/A
                                                                =============    ==============   ==============   ==============



                                                                    GROWTH        SMALL CAP       SMALL COMPANY   INTERNATIONAL
                                                                    FUND II       VALUE FUND       EQUITY FUND     EQUITY FUND
                                                                -------------   --------------   -------------   --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $       7,966   $       48,043   $       24,416   $       44,859
   Paid-in capital in excess of par value......................    63,573,343      660,688,835      415,039,057      797,786,086
   Undistributed (overdistributed) net investment income ......          (755)          80,108           (7,647)       4,356,476
   Accumulated net realized gain (loss) on investments sold ...    (3,982,233)      31,763,100     (101,457,546)    (330,162,036)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........    (1,007,169)     (82,377,191)     (29,536,194)     (49,836,126)
                                                                -------------   --------------   --------------   --------------
TOTAL NET ASSETS............................................... $  58,591,152   $  610,202,895   $  284,062,086   $  422,189,259
                                                                =============   ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $  27,016,250   $  115,467,941   $   57,537,226   $   43,095,134
   Shares of beneficial interest outstanding...................     3,692,137        9,198,976        5,123,038        4,661,489
   NET ASSET VALUE and redemption price per share ............. $        7.32   $        12.55   $        11.23   $         9.24
   Sales charge - 5.75% of offering price......................          0.45             0.77             0.69             0.56
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................ $        7.77   $        13.32   $        11.92   $         9.80
                                                                =============   ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $     787,216   $    9,045,530   $    9,147,933   $    4,913,328
   Shares of beneficial interest outstanding...................       109,567          740,173          858,983          536,213
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        7.18   $        12.22   $        10.65   $         9.16
                                                                =============   ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $  30,787,686   $  485,197,258   $  217,376,927   $  374,118,890
   Shares of beneficial interest outstanding...................     4,164,759       38,063,865       18,434,003       39,654,810
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        7.39   $        12.75   $        11.79   $         9.43
                                                                =============   ==============   ==============   ==============
Prime A Shares:
   Net Assets..................................................           N/A   $      209,739   $           --   $        7,637
   Shares of beneficial interest outstanding...................           N/A           16,589               --              823
   NET ASSET VALUE and redemption price per share .............           N/A   $        12.64   $           --   $         9.28
   Sales charge - 5.50% of offering price......................           N/A             0.74               --             0.54
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................           N/A   $        13.38   $           --   $         9.82
                                                                =============   ==============   ==============   ==============
Prime B Shares:
   Net Assets..................................................           N/A   $      282,427   $           --   $       54,270
   Shares of beneficial interest outstanding...................           N/A           22,939               --            5,883
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*...............           N/A   $        12.31   $           --   $         9.22
                                                                =============   ==============   ==============   ==============

---------------------------------------------------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      56-57

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                             ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                   FUND            FUND          INCOME FUND        FUND
                                                              -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)............................. ..........  $  13,809,087    $     160,576   $     630,439    $      85,226
   Dividends (Note 2)............................ ..........      3,434,457        6,299,661      10,561,404          652,334
   Other income.................................. ..........         21,086            6,672             625            1,872
   Less: foreign taxes withheld (Note 2)......... ..........         (2,349)         (13,426)        (41,400)          (1,397)
                                                              -------------   --------------   -------------   --------------
     Total investment income..................... ..........     17,262,281        6,453,483      11,151,068          738,035
                                                              -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................      4,134,599        1,876,853       5,469,675          381,107
   Administration fee (Note 3)..............................        362,029          164,327         479,056           33,150
   Custodian fee............................................         35,238           12,247          34,804            9,477
   Fund accounting fee (Note 3).............................        114,771           59,981          98,133           39,849
   Professional fees (Note 3)...............................         36,469           26,333          42,365           20,559
   Transfer agent fee (Note 3)..............................      1,111,113          326,015       1,048,774           35,988
   Shareholder services and 12b-1 fees (Note 3).............      1,615,561          480,529       1,087,129           47,995
   Trustees' fees and expenses (Note 3).....................          7,068            3,188           9,654              739
   Amortization of organization expense (Note 2)............             --               --              --            3,398
   Reports to shareholders..................................        359,227          130,952         303,960           19,722
   Registration fee.........................................         40,793           36,310          40,796           26,445
   Miscellaneous............................................         35,207           18,062          36,634            6,880
                                                              -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............      7,852,075        3,134,797       8,650,980          625,309
                                                              -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................       (140,232)         (33,125)       (173,028)        (125,157)
                                                              -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............      7,711,843        3,101,672       8,477,952          500,152
                                                              -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................      9,550,438        3,351,811       2,673,116          237,883
                                                              -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............    (26,364,880)     (20,288,561)     (2,843,956)      (2,006,252)
   Net realized gain on redemption in kind..................             --               --              --       14,893,056
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................             --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (54,121,169)     (25,863,448)   (132,810,615)      (7,411,274)
                                                              -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (80,486,049)     (46,152,009)   (135,654,571)       5,475,530
                                                              -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (70,935,611)   $ (42,800,198)  $(132,981,455)   $   5,713,413
                                                              =============   ==============   =============   ==============





                                                                EQUITY VALUE      LARGE CAP     EQUITY GROWTH     LARGE CAP
                                                                    FUND         VALUE FUND         FUND         GROWTH FUND
                                                               -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................   $     130,598   $       37,408   $     747,306    $     227,486
   Dividends (Note 2).......................................       3,699,639        2,332,304      14,786,428        1,092,183
   Other income.............................................         152,890           25,678         242,397          134,643
   Less: foreign taxes withheld (Note 2)....................          (3,394)         (13,700)       (142,153)         (10,643)
                                                               -------------   --------------   -------------   --------------
     Total investment income................................       3,979,733        2,381,690      15,633,978        1,443,669
                                                               -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................       2,892,338        1,029,025       9,319,653        1,196,828
   Administration fee (Note 3)..............................         253,397           90,041         816,305          104,487
   Custodian fee............................................          14,720           16,197          18,739            8,995
   Fund accounting fee (Note 3).............................          64,083           47,611         131,868           51,773
   Professional fees (Note 3)...............................          30,598           39,250          57,083           41,577
   Transfer agent fee (Note 3)..............................         569,126          111,690       1,678,534          141,424
   Shareholder services and 12b-1 fees (Note 3).............         711,601          186,375       1,686,156          207,612
   Trustees' fees and expenses (Note 3).....................           5,034            1,374          17,592            1,539
   Amortization of organization expense (Note 2)............              --               --              --               --
   Reports to shareholders..................................         226,943           61,757         623,576           68,496
   Registration fee.........................................          27,863           36,192          43,960           28,731
   Miscellaneous............................................          21,065           13,743          55,340           14,728
                                                               -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............       4,816,768        1,633,255      14,448,806        1,866,190
                                                               -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................          (6,000)         (71,554)       (657,480)         (83,762)
                                                               -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............       4,810,768        1,561,701      13,791,326        1,782,428
                                                               -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................        (831,035)         819,989       1,842,652         (338,759)
                                                               -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............     (68,065,195)      14,638,039     (95,984,198)     (25,761,111)
   Net realized gain on redemption in kind..................              --               --              --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................              --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................     (16,740,050)     (33,924,374)   (145,463,165)      (5,329,283)
                                                               -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................     (84,805,245)     (19,286,335)   (241,447,363)     (31,090,394)
                                                               -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $ (85,636,280)  $  (18,466,346)  $(239,604,711)  $  (31,429,153)
                                                               =============   ==============   =============   ==============


                                                                 GROWTH        SMALL CAP       SMALL COMPANY     INTERNATIONAL
                                                                 FUND II       VALUE FUND       EQUITY FUND       EQUITY FUND
                                                              -------------   --------------   -------------     --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................  $     106,108   $    1,182,718   $      163,656    $      181,256
   Dividends (Note 2).......................................        252,492        5,683,538          923,215         9,002,056
   Other income.............................................         34,994          114,941          171,769             4,475
   Less: foreign taxes withheld (Note 2)....................         (3,918)          (8,662)          (2,192)       (1,030,095)
                                                              -------------   --------------   --------------    --------------
     Total investment income................................        389,676        6,972,535        1,256,448         8,157,692
                                                              -------------   --------------   --------------    --------------
EXPENSES:
   Investment advisory fee (Note 3).........................        633,593        4,740,793        2,956,401         4,760,395
   Administration fee (Note 3)..............................         55,464          415,406          256,803           352,551
   Custodian fee............................................          8,353           39,991           78,739           559,083
   Fund accounting fee (Note 3).............................         46,823          105,419           70,002           128,309
   Professional fees (Note 3)...............................         20,563           37,956           29,163            34,221
   Transfer agent fee (Note 3)..............................         73,451          408,348          735,049           684,320
   Shareholder services and 12b-1 fees (Note 3).............        102,864          397,043          332,665           215,502
   Trustees' fees and expenses (Note 3).....................          1,036            8,015            5,411             6,476
   Amortization of organization expense (Note 2)............             --               --               --                --
   Reports to shareholders..................................         48,604          159,631          136,755           150,673
   Registration fee.........................................         18,463           51,681           33,163            58,659
   Miscellaneous............................................          8,127           31,441           23,025            25,114
                                                              -------------   --------------   --------------    --------------
     Total expenses before reimbursement/waiver.............      1,017,341        6,395,724        4,657,176         6,975,303
                                                              -------------   --------------   --------------    --------------
     Less: reimbursement/waiver (Note 4)....................        (35,505)         (71,947)         (57,959)       (1,549,794)
                                                              -------------   --------------   --------------    --------------
     Total expenses net of reimbursement/waiver.............        981,836        6,323,777        4,599,217         5,425,509
                                                              -------------   --------------   --------------    --------------
NET INVESTMENT INCOME (LOSS)................................       (592,160)         648,758       (3,342,769)        2,732,183
                                                              -------------   --------------   --------------    --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............       (938,652)      37,781,019      (93,471,017)     (218,616,947)
   Net realized gain on redemption in kind..................             --               --               --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................         (1,887)              --               --         3,141,555
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (13,264,537)     (69,887,913)      (2,618,304)      143,822,027
                                                              -------------   --------------   --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (14,205,076)     (32,106,894)     (96,089,321)      (71,653,365)
                                                              -------------   --------------   --------------    --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (14,797,236)   $ (31,458,136)  $  (99,432,090)   $  (68,921,182)
                                                              =============   ==============   ==============    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      58-59

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ASSET ALLOCATION FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,

                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  626,967,716        $  792,894,391
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           9,550,438            13,903,330
   Net realized gain (loss) on investments sold and redemption in kind..............         (26,364,880)            1,779,786
   Net change in unrealized (depreciation) on investments...........................         (54,121,169)         (131,821,300)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................         (70,935,611)         (116,138,184)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (4,182,650)           (6,945,190)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (14,552,577)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,182,650)          (21,497,767)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................            (903,651)           (1,476,505)
   Net realized gain on investments.................................................                  --            (4,250,364)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (903,651)           (5,726,869)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................          (3,849,053)           (6,073,932)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (11,508,401)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (3,849,053)          (17,582,333)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                (817)               (2,052)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                (5,350)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                (817)               (7,402)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................              (3,249)               (6,871)
   Net realized gain on investments.................................................                  --               (20,803)
                                                                                          --------------        --------------
     Total Distributions ...........................................................              (3,249)              (27,674)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A              (396,225)
   Distributions in excess of net investment income.................................                 N/A                    --
   Net realized gain on investments.................................................                 N/A              (909,701)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A            (1,305,926)
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (8,939,420)          (46,147,971)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (111,502,479)           (3,640,520)
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................        (191,377,510)         (165,926,675)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  435,590,206        $  626,967,716
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $    1,115,554        $      (15,900)
                                                                                          ==============        ==============



                                                                                                   EQUITY INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  295,800,624        $ 298,963,495
                                                                                          --------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           3,351,811            3,002,299
   Net realized gain (loss) on investments sold and redemption in kind..............         (20,288,561)          14,729,943
   Net change in unrealized (depreciation) on investments...........................         (25,863,448)         (64,626,750)
                                                                                          --------------        -------------
     Net increase (decrease) in net assets resulting from operations................         (42,800,198)         (46,894,508)
                                                                                          --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (1,305,944)          (1,421,171)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (6,990,920)         (25,103,583)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (8,296,864)         (26,524,754)
                                                                                          --------------        -------------
   RETAIL B SHARES:
   Net investment income ...........................................................             (30,662)              (6,081)
   Net realized gain on investments.................................................            (719,184)            (543,124)
                                                                                          --------------        -------------
     Total Distributions ...........................................................            (749,846)            (549,205)
                                                                                          --------------        -------------

  TRUST SHARES:
   Net investment income ...........................................................          (1,490,915)          (1,295,713)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (5,835,541)         (14,248,992)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (7,326,456)         (15,544,705)
                                                                                          --------------        -------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                   --
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                  N/A
   Distributions in excess of net investment income.................................                 N/A                  N/A
   Net realized gain on investments.................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions ...........................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions to shareholders............................................         (16,373,166)         (42,618,664)
                                                                                          --------------        -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (55,400,320)          86,350,301
                                                                                          --------------        -------------
   Net increase (decrease) in net assets............................................        (114,573,684)          (3,162,871)
                                                                                          --------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  181,226,940        $ 295,800,624
                                                                                          ==============        =============
(A) Undistributed (overdistributed) net investment income...........................      $      445,761        $     377,191
                                                                                          ==============        =============



                                                                                                 GROWTH AND INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                 2001
                                                                                          -------------       ---------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $ 768,866,020       $ 1,095,445,939
                                                                                          -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................          2,673,116             2,659,071
   Net realized gain (loss) on investments sold and redemption in kind..............         (2,843,956)           39,931,530
   Net change in unrealized (depreciation) on investments...........................       (132,810,615)         (189,931,026)
                                                                                          -------------       ---------------
     Net increase (decrease) in net assets resulting from operations................       (132,981,455)         (147,340,425)
                                                                                          -------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................           (264,222)             (235,448)
   Distributions in excess of net investment income.................................                 --                  (394)
   Net realized gain on investments.................................................         (8,851,728)          (16,777,149)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (9,115,950)          (17,012,991)
                                                                                          -------------       ---------------
   RETAIL B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------

  TRUST SHARES:
   Net investment income ...........................................................         (2,074,328)           (2,181,328)
   Distributions in excess of net investment income.................................                 --                (3,648)
   Net realized gain on investments.................................................        (15,146,836)          (51,792,877)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................        (17,221,164)          (53,977,853)
                                                                                          -------------       ---------------
   PRIME A SHARES:
   Net investment income ...........................................................                (64)                 (315)
   Distributions in excess of net investment income.................................                 --                    (1)
   Net realized gain on investments.................................................             (2,049)              (12,164)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (2,113)              (12,480)
                                                                                          -------------       ---------------
   PRIME B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
   BKB SHARES:
   Net investment income ...........................................................                N/A              (448,110)
   Distributions in excess of net investment income.................................                N/A                  (749)
   Net realized gain on investments.................................................                N/A           (10,483,566)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................                N/A           (10,932,425)
                                                                                          -------------       ---------------
     Total Distributions to shareholders............................................        (28,024,991)          (86,776,645)
                                                                                          -------------       ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (55,616,582)          (92,462,849)
                                                                                          -------------       ---------------
   Net increase (decrease) in net assets............................................       (216,623,028)         (326,579,919)
                                                                                          -------------       ---------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $ 552,242,992       $   768,866,020
                                                                                          =============       ===============
(A) Undistributed (overdistributed) net investment income...........................      $     319,232       $       (14,776)
                                                                                          =============         =============




                                                                                                   STRATEGIC EQUITY FUND
                                                                                           -----------------------------------
                                                                                                        YEARS ENDED
                                                                                                        OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  113,594,701        $  103,617,266
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................             237,883               795,088
   Net realized gain (loss) on investments sold and redemption in kind..............          12,886,804             4,900,020
   Net change in unrealized (depreciation) on investments...........................          (7,411,274)           (7,266,203)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................           5,713,413            (1,571,095)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................             (14,787)              (24,364)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................            (321,990)             (272,087)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (336,777)             (296,451)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................             (92,957)              (49,633)
                                                                                          --------------        --------------
     Total Distributions ...........................................................             (92,957)              (49,633)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................            (270,326)             (780,029)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................          (4,065,865)           (2,945,509)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,336,191)           (3,725,538)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                    --
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                   N/A
   Distributions in excess of net investment income.................................                 N/A                   N/A
   Net realized gain on investments.................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (4,765,925)           (4,071,622)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (85,974,943)           15,620,152
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................         (85,027,455)            9,977,435
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $   28,567,246        $  113,594,701
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $       32,838        $       77,853
                                                                                          ==============        ==============

--------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 70.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      60-61

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                    EQUITY VALUE FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  358,212,152        $  422,254,399
                                                                                          --------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................................          (831,035)             (282,497)
   Net realized gain (loss) on investments sold.......................................       (68,065,195)           13,619,668
   Net change in unrealized (depreciation) on investments.............................       (16,740,050)          (54,919,433)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (85,636,280)          (41,582,262)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
     Total Distributions .............................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (10,519,279)          (70,393,858)
                                                                                          --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................................        45,686,823            47,933,873
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................       (50,468,736)          (64,042,247)
                                                                                          --------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)...................................    $  307,743,416        $  358,212,152
                                                                                          ==============        ==============

(A) Undistributed (overdistributed) net investment income.............................    $       (8,463)       $      (12,047)
                                                                                          ==============        ==============





                                                                                           LARGE CAP VALUE FUND
                                                                         ---------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM            YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO        DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001             2000
                                                                         --------------       ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  194,844,505        $ 290,702,569         $ 328,608,000
                                                                         --------------        -------------         -------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         819,989              700,698               878,000
   Net realized gain (loss) on investments sold........................      14,638,039           (1,164,324)           12,750,000
   Net change in unrealized (depreciation) on investments..............     (33,924,374)         (60,506,464)          (23,292,000)
                                                                         --------------        -------------         -------------
     Net (decrease) in net assets resulting from operations............     (18,466,346)         (60,970,090)           (9,664,000)
                                                                         --------------        -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................         (26,928)             (19,908)              (23,000)
   Net realized gain on investments....................................              --                   --              (940,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................         (26,928)             (19,908)             (963,000)
                                                                         --------------        -------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................        (793,083)            (609,381)             (855,000)
   Net realized gain on investments....................................              --                   --           (13,566,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................        (793,083)            (609,381)          (14,421,000)
                                                                         --------------        -------------         -------------
   PRIME A SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
   PRIME B SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions to shareholders...............................        (820,011)            (629,289)          (17,333,000)
                                                                         --------------        -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................     (85,571,754)         (34,258,685)          (10,908,000)
                                                                         --------------        -------------         -------------
   Net (decrease) in net assets........................................    (104,858,111)         (95,858,064)          (37,905,000)
                                                                         --------------        -------------         -------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $   89,986,394        $ 194,844,505         $ 290,703,000
                                                                         ==============        =============         =============

(A) Undistributed (overdistributed) net investment income..............  $       50,063        $      71,409         $      (1,000)
                                                                         ==============        =============         =============


                                                                                    EQUITY GROWTH FUND
                                                                         --------------------------------------
                                                                                        YEARS ENDED
                                                                                        OCTOBER 31,
                                                                               2002                   2001
                                                                         ----------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  1,285,373,219        $1,969,754,905
                                                                         ----------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         1,842,652            (1,397,342)
   Net realized gain (loss) on investments sold........................       (95,984,198)          (46,108,270)
   Net change in unrealized (depreciation) on investments..............      (145,463,165)         (532,258,353)
                                                                         ----------------        --------------
     Net (decrease) in net assets resulting from operations............      (239,604,711)         (579,763,965)
                                                                         ----------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --           (63,514,294)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (63,514,294)
                                                                         ----------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................                --           (15,375,783)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (15,375,783)
                                                                         ----------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --          (138,966,079)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --          (138,966,079)
                                                                         ----------------        --------------
   PRIME A SHARES:
   Net realized gain on investments....................................                --               (15,978)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (15,978)
                                                                         ----------------        --------------
   PRIME B SHARES:
   Net realized gain on investments....................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions to shareholders...............................                --          (217,923,248)
                                                                         ----------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................       (42,855,520)          113,305,527
                                                                         ----------------        --------------
   Net (decrease) in net assets........................................      (282,460,231)         (684,381,686)
                                                                         ----------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $  1,002,912,988        $1,285,373,219
                                                                         ================        ==============

(A) Undistributed (overdistributed) net investment income..............  $      1,807,369        $      (35,363)
                                                                         ================        ==============

--------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 71 - 73.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      62-63

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           LARGE CAP GROWTH FUND
                                                                        ----------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO       DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001            2000
                                                                        --------------        --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................         $ 189,102,108        $  310,508,814        $  318,293,000
                                                                        --------------        --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              (338,759)             (589,118)           (1,485,000)
   Net realized gain (loss) on investments sold and foreign currency       (25,761,111)           (2,762,950)           23,546,000
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (5,329,283)          (93,707,281)          (65,982,000)
                                                                        --------------        --------------        --------------
     Net increase (decrease) in net assets resulting from operations       (31,429,153)          (97,059,349)          (43,921,000)
                                                                        --------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --              (893,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --              (893,000)
                                                                        --------------        --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                    --                    --            (5,067,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --            (5,067,000)
                                                                        --------------        --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --           (29,553,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                    --                    --           (29,553,000)
                                                                        --------------        --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   N/A                   N/A                   N/A
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
   Distributions in excess of net realized gain on investments..                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions to shareholders........................                    --                    --           (35,513,000)
                                                                        --------------        --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............           (51,034,200)          (24,347,357)           71,650,000
                                                                        --------------        --------------        --------------
   Net increase (decrease) in net assets........................           (82,463,353)         (121,406,706)           (7,784,000)
                                                                        --------------        --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............         $ 106,638,755        $  189,102,108        $  310,509,000
                                                                        ==============        ==============        ==============
(A) Undistributed (overdistributed) net investment income.......         $        (437)       $      (18,400)       $       (8,000)
                                                                        ==============        ==============        ==============

                                                                                   GROWTH FUND II
                                                                         -----------------------------------
                                                                                     YEARS ENDED
                                                                                     OCTOBER 31,
                                                                             2002                  2001
                                                                        ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...........................        $    99,871,175        $ 151,620,932
                                                                        ---------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................               (592,160)            (578,313)
   Net realized gain (loss) on investments sold and foreign currency           (940,539)          (2,973,502)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (13,264,537)         (42,901,068)
                                                                        ---------------        -------------
     Net increase (decrease) in net assets resulting from operations        (14,797,236)         (46,452,883)
                                                                        ---------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --             (193,798)
   Distributions in excess of net realized gain on investments..                     --                   (9)
                                                                        ---------------        -------------
     Total Distributions........................................                     --             (193,807)
                                                                        ---------------        -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --              (70,593)
   Distributions in excess of net realized gain on investments..                     --                   (3)
                                                                        ---------------        -------------
     Total Distributions........................................                     --              (70,596)
                                                                        ---------------        -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --           (7,919,239)
   Distributions in excess of net realized gain on investments..                     --                 (374)
                                                                        ---------------        -------------
     Total Distributions .......................................                     --           (7,919,613)
                                                                        ---------------        -------------
   PRIME A SHARES:
   Net investment income .......................................                    N/A                  N/A
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A           (5,065,524)
   Distributions in excess of net realized gain on investments..                    N/A                 (239)
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A           (5,065,763)
                                                                        ---------------        -------------
     Total Distributions to shareholders........................                     --          (13,249,779)
                                                                        ---------------        -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (26,482,787)           7,952,905
                                                                        ---------------        -------------
   Net increase (decrease) in net assets........................            (41,280,023)         (51,749,757)
                                                                        ---------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $    58,591,152        $  99,871,175
                                                                        ===============        =============
(A) Undistributed (overdistributed) net investment income.......        $          (755)       $        (529)
                                                                        ===============        =============


                                                                               SMALL CAP VALUE FUND
                                                                       ------------------------------------
                                                                                    YEARS ENDED
                                                                                    OCTOBER 31,
                                                                            2002                  2001
                                                                       --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................       $  531,489,622        $  423,356,265
                                                                       --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              648,758             1,840,867
   Net realized gain (loss) on investments sold and foreign currency       37,781,019            53,226,917
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....          (69,887,913)           (2,778,817)
                                                                       --------------        --------------
     Net increase (decrease) in net assets resulting from operations      (31,458,136)           52,288,967
                                                                       --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                   --               (84,064)
   Net realized gain on investments.............................           (9,651,542)          (11,275,912)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................           (9,651,542)          (11,359,976)
                                                                       --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................             (532,460)             (380,522)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................             (532,460)             (380,522)
                                                                       --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................             (445,097)           (2,033,130)
   Net realized gain on investments.............................          (37,414,810)          (43,697,192)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions .......................................          (37,859,907)          (45,730,322)
                                                                       --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   --                  (513)
   Net realized gain on investments.............................              (12,287)              (24,661)
                                                                       --------------        --------------
     Total Distributions .......................................              (12,287)              (25,174)
                                                                       --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................              (17,051)              (22,464)
                                                                       --------------        --------------
     Total Distributions .......................................              (17,051)              (22,464)
                                                                       --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                  N/A                   N/A
   Distributions in excess of net realized gain on investments..                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions .......................................                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions to shareholders........................          (48,073,247)          (57,518,458)
                                                                       --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............          158,244,656           113,362,848
                                                                       --------------        --------------
   Net increase (decrease) in net assets........................           78,713,273           108,133,357
                                                                       --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............       $  610,202,895        $  531,489,622
                                                                       ==============        ==============
(A) Undistributed (overdistributed) net investment income.......       $       80,108        $      136,358
                                                                       ==============        ==============



                                                                               SMALL COMPANY EQUITY FUND
                                                                        ------------------------------------
                                                                                      YEARS ENDED
                                                                                      OCTOBER 31,
                                                                              2002                  2001
                                                                        ---------------         -------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................        $   417,936,684         $ 566,942,273
                                                                        ---------------         -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................             (3,342,769)           (3,141,421)
   Net realized gain (loss) on investments sold and foreign currency        (93,471,017)           (7,837,951)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....             (2,618,304)          (74,616,004)
                                                                        ---------------         -------------
     Net increase (decrease) in net assets resulting from operations        (99,432,090)          (85,595,376)
                                                                        ---------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (17,106,422)
   Distributions in excess of net realized gain on investments..                     --                  (430)
                                                                        ---------------         -------------
     Total Distributions........................................                     --           (17,106,852)
                                                                        ---------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --            (3,049,295)
   Distributions in excess of net realized gain on investments..                     --                   (77)
                                                                        ---------------         -------------
     Total Distributions........................................                     --            (3,049,372)
                                                                        ---------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (63,711,563)
   Distributions in excess of net realized gain on investments..                     --                (1,604)
                                                                        ---------------         -------------
     Total Distributions .......................................                     --           (63,713,167)
                                                                        ---------------         -------------
   PRIME A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A                   N/A
   Distributions in excess of net realized gain on investments..                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions .......................................                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions to shareholders........................                     --           (83,869,391)
                                                                        ---------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (34,442,508)           20,459,178
                                                                        ---------------         -------------
   Net increase (decrease) in net assets........................           (133,874,598)         (149,005,589)
                                                                        ---------------         -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $   284,062,086         $ 417,936,684
                                                                        ===============         =============
(A) Undistributed (overdistributed) net investment income.......        $        (7,647)        $      (8,638)
                                                                        ===============         =============

---------------------------------------------------------------------------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 74 - 76.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      64-65

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                INTERNATIONAL EQUITY FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------
NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  597,731,521        $1,067,506,793
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..............................................................         2,732,183             3,879,012
   Net realized (loss) on investments sold, forward foreign currency contracts
     and foreign currency ............................................................      (215,475,392)          (98,430,135)
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts..........................       143,822,027          (210,194,962)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (68,921,182)         (304,746,085)
                                                                                          --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................................................        (1,161,415)           (1,684,989)
   Net realized gain on investments...................................................                --           (12,341,722)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (1,161,415)          (14,026,711)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income .............................................................           (46,997)              (70,210)
   Net realized gain on investments...................................................                --              (987,868)
                                                                                          --------------        --------------
     Total Distributions .............................................................           (46,997)           (1,058,078)
                                                                                          --------------        --------------

   TRUST SHARES:
   Net investment income .............................................................       (10,992,572)          (16,835,007)
   Net realized gain on investments...................................................                --          (100,878,940)
                                                                                          --------------        --------------
     Total Distributions .............................................................       (10,992,572)         (117,713,947)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income .............................................................              (158)                 (260)
   Net realized gain on investments...................................................                --                (1,655)
                                                                                          --------------        --------------
     Total Distributions .............................................................              (158)               (1,915)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income .............................................................            (3,271)               (4,995)
   Net realized gain on investments...................................................                --               (56,692)
                                                                                          --------------        --------------
     Total Distributions .............................................................            (3,271)              (61,687)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income .............................................................               N/A              (286,675)
   Net realized gain on investments...................................................               N/A            (1,816,794)
                                                                                          --------------        --------------
     Total Distributions .............................................................               N/A            (2,103,469)
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (12,204,413)         (134,965,807)
                                                                                          --------------        --------------
NET (DECREASE) FROM SHARE TRANSACTIONS(1).............................................       (94,416,667)          (30,063,380)
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................      (175,542,262)         (469,775,272)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................................    $  422,189,259        $  597,731,521
                                                                                          ==============        ==============
(A) Undistributed net investment income...............................................    $    4,356,476        $   10,687,150
                                                                                          ==============        ==============

-----------------------------------------------
(1) For details on share transactions by series, see Statement of Changes in Net Assets - Capital Stock Activity on page 77.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         ASSET ALLOCATION FUND
                                                                  -----------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------   -------------------------------
                                                                      SHARES           DOLLARS          SHARES            DOLLARS
                                                                  --------------    -------------   --------------    -------------
Retail A Shares:
   Sold..........................................................      1,681,657    $  23,448,832        2,859,149    $  48,027,653
   Issued to shareholders in connection with acquisition (Note 9)             --               --          389,256        6,080,855
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --        1,210,607       19,482,815
   Issued to shareholders in reinvestment of dividends...........        287,807        4,060,095        1,253,777       21,107,073
   Repurchased...................................................     (5,963,835)     (82,540,616)      (6,103,993)    (100,598,755)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (3,994,371)   $ (55,031,689)        (391,204)   $  (5,900,359)
                                                                  ==============    =============   ==============    =============
Retail B Shares:
   Sold..........................................................        280,333    $   4,078,242        1,211,823    $  20,309,535
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,384,061       21,567,910
   Issued to shareholders in reinvestment of dividends...........         63,424          882,934          333,600        5,623,687
   Repurchased...................................................     (1,754,424)     (24,005,581)      (1,474,970)     (23,960,181)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,410,667)   $ (19,044,405)       1,454,514    $  23,540,951
                                                                  ==============    =============   ==============    =============
Trust Shares:
   Sold..........................................................      2,688,275    $  38,817,973        3,043,101    $  50,389,058
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,077,072       16,819,647
   Issued to shareholders in reinvestment of dividends...........        246,822        3,482,666          969,770       16,290,648
   Repurchased...................................................     (5,622,405)     (79,652,964)      (5,157,418)     (84,341,533)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,687,308)   $ (37,352,325)         (67,475)   $    (842,180)
                                                                  ==============    =============   ==============    =============
Prime A Shares:
   Sold..........................................................            153    $       1,942               --    $          --
   Issued to shareholders in reinvestment of dividends...........             46              643              421            7,161
   Repurchased...................................................           (877)         (12,593)          (6,350)        (112,229)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................           (678)   $     (10,008)          (5,929)   $    (105,068)
                                                                  ==============    =============   ==============    =============
Prime B Shares:
   Sold..........................................................            132    $       2,002              880    $      14,315
   Issued to shareholders in reinvestment of dividends...........            226            3,147            1,517           25,671
   Repurchased...................................................         (4,930)         (69,201)          (4,371)         (69,787)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................         (4,572)   $     (64,052)          (1,974)   $     (29,801)
                                                                  ==============    =============   ==============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A           28,583    $     489,766
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A           74,743        1,273,752
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A       (1,210,607)     (19,482,815)
   Repurchased...................................................            N/A              N/A         (152,216)      (2,584,766)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A       (1,259,497)   $ (20,304,063)
                                                                  ==============    =============   ==============    =============





                                                                                          EQUITY INCOME FUND
                                                                  ---------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      1,114,155   $  13,882,061       2,102,098    $  31,169,812
   Issued to shareholders in connection with acquisition (Note 9)             --              --         733,077       10,309,154
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --              --              --               --
   Issued to shareholders in reinvestment of dividends...........        632,514       8,107,613       1,739,917       25,809,666
   Repurchased...................................................     (3,324,843)    (39,308,541)     (3,820,498)     (55,993,248)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,578,174)  $ (17,318,867)        754,594    $  11,295,384
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         23,379   $     297,649          77,024    $   1,134,077
   Issued to shareholders in connection with acquisition (Note 9)             --              --         948,149       13,085,882
   Issued to shareholders in reinvestment of dividends...........         58,192         736,762          37,274          544,114
   Repurchased...................................................       (262,836)     (2,989,858)       (126,335)      (1,764,678)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (181,265)  $  (1,955,447)        936,112    $  12,999,395
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................      1,129,925   $  13,846,387       1,163,833    $  16,735,357
   Issued to shareholders in connection with acquisition (Note 9)             --              --       4,215,665       59,413,056
   Issued to shareholders in reinvestment of dividends...........        364,862       4,715,314         626,392        9,329,939
   Repurchased...................................................     (4,393,508)    (54,687,707)     (1,621,655)     (23,422,830)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,898,721)  $ (36,126,006)      4,384,235    $  62,055,522
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A             N/A             N/A              N/A
   Repurchased...................................................            N/A             N/A             N/A              N/A
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A             N/A              N/A
                                                                  ==============   =============   =============    =============



                                                                                        GROWTH AND INCOME FUND
                                                                   ---------------------------------------------------------------
                                                                                         YEARS ENDED OCTOBER 31,
                                                                                 2002                             2001
                                                                   ------------------------------   ------------------------------
                                                                       SHARES          DOLLARS           SHARES          DOLLARS
                                                                   -------------    -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      2,708,325    $  33,029,033       2,417,059    $  35,131,721
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --       8,244,790      118,837,612
   Issued to shareholders in reinvestment of dividends...........        675,947        8,936,751       1,160,649       16,812,314
   Repurchased...................................................     (5,908,323)     (70,008,875)     (4,642,681)     (66,366,743)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,524,051)   $ (28,043,091)      7,179,817    $ 104,414,904
                                                                   =============    =============   =============    =============
Retail B Shares:
   Sold..........................................................        162,505    $   1,998,005         499,029    $   7,153,100
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........        126,869        1,654,365         331,865        4,758,948
   Repurchased...................................................       (973,850)     (10,728,602)       (761,745)     (10,850,048)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (684,476)   $  (7,076,232)         69,149    $   1,062,000
                                                                   =============    =============   =============    =============
Trust Shares:
   Sold..........................................................      7,884,391    $ 100,632,122       3,819,691    $  55,468,386
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........      1,177,076       15,587,396       3,467,525       50,443,293
   Repurchased...................................................    (11,419,815)    (136,648,506)    (12,517,019)    (182,356,143)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,358,348)   $ (20,428,988)     (5,229,803)   $ (76,444,464)
                                                                   =============    =============   =============    =============
Prime A Shares:
   Sold..........................................................             10    $         128             559    $       7,957
   Issued to shareholders in reinvestment of dividends...........             35              466             606            8,801
   Repurchased...................................................         (3,221)         (40,839)         (5,980)         (86,157)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................         (3,176)   $     (40,245)         (4,815)   $     (69,399)
                                                                   =============    =============   =============    =============
Prime B Shares:
   Sold..........................................................             --    $          --             147    $       2,000
   Issued to shareholders in reinvestment of dividends...........            237            3,106             567            8,178
   Repurchased...................................................         (3,283)         (31,132)             --               --
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................         (3,046)   $     (28,026)            714    $      10,178
                                                                   =============    =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A         262,881    $   3,961,644
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A         725,932       10,554,032
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A      (8,212,654)    (118,837,612)
   Repurchased...................................................            N/A              N/A      (1,145,495)     (17,114,132)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A      (8,369,336)   $(121,436,068)
                                                                   =============    =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      68-69

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                        STRATEGIC EQUITY FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                               2001
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------
Retail A Shares:
   Sold.....................................................            184,929    $   1,956,588           264,265    $   3,634,086
   Issued to shareholders in reinvestment of dividends......             31,497          334,609            28,801          293,753
   Repurchased..............................................           (285,078)      (2,756,097)         (267,453)      (3,656,553)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            (68,652)   $    (464,900)           25,613    $     271,286
                                                                 ==============    =============    ==============    =============
Retail B Shares:
   Sold.....................................................             58,075    $     607,331           104,637    $   1,270,603
   Issued to shareholders in reinvestment of dividends......              8,802           92,335             4,929           49,633
   Repurchased..............................................            (48,228)        (449,690)          (27,848)        (455,687)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............             18,649    $     249,976            81,718    $     864,549
                                                                 ==============    =============    ==============    =============
Trust Shares:
   Sold.....................................................            985,895    $   9,952,015         1,293,445    $  14,299,867
   Issued to shareholders in reinvestment of dividends......            356,985        3,813,095           342,181        3,501,503
   Redemption in kind (Note 6)..............................         (8,728,097)     (93,827,039)               --               --
   Repurchased..............................................           (552,015)      (5,698,090)         (304,437)      (3,317,053)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (7,937,232)   $ (85,760,019)        1,331,189    $  14,484,317
                                                                 ==============    =============    ==============    =============




                                                                                         EQUITY VALUE FUND
                                                                 ---------------------------------------------------------------
                                                                                      YEARS ENDED OCTOBER 31,
                                                                              2002                             2001
                                                                 ------------------------------   ------------------------------
                                                                     SHARES           DOLLARS         SHARES          DOLLARS
                                                                 --------------   -------------   -------------    -------------
Retail A Shares:
   Sold.....................................................          1,461,025   $  18,997,313       2,642,352    $  37,099,468
   Issued to shareholders in reinvestment of dividends......            365,484       4,923,064       2,894,804       37,198,253
   Repurchased..............................................         (3,436,236)    (42,048,389)     (4,389,281)     (61,581,115)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............         (1,609,727)  $ (18,128,012)      1,147,875    $  12,716,606
                                                                 ==============   =============   =============    =============
Retail B Shares:
   Sold.....................................................            122,965   $   1,530,736         298,379    $   4,071,006
   Issued to shareholders in reinvestment of dividends......             56,061         730,490         410,327        5,141,394
   Repurchased..............................................           (485,678)     (5,357,577)       (405,795)      (5,623,251)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............           (306,652)  $  (3,096,351)        302,911    $   3,589,149
                                                                 ==============   =============   =============    =============
Trust Shares:
   Sold.....................................................          8,229,129   $ 103,359,201       2,891,310    $  39,946,927
   Issued to shareholders in reinvestment of dividends......            281,992       3,849,192       1,650,131       21,402,198
   Redemption in kind (Note 6)..............................                 --              --              --               --
   Repurchased..............................................         (3,316,907)    (40,297,207)     (2,124,380)     (29,721,007)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............          5,194,214   $  66,911,186       2,417,061    $  31,628,118
                                                                 ==============   =============   =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      70-71

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   LARGE CAP VALUE FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                2002                TO OCTOBER 31, 2001              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES      DOLLARS
                                                      -----------   -----------  -----------  -----------  ----------- ------------
Retail A/Class A Shares:
   Sold...............................................     46,247  $    579,520       78,013 $  1,157,590      125,000 $  2,209,000
   Issued to shareholders in reinvestment of dividends      2,087        25,840        1,513       19,451       57,000      951,000
   Repurchased........................................   (266,058)   (3,303,120)    (251,822)  (3,649,284)    (282,000)  (4,955,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net (decrease) in shares outstanding...............   (217,724) $ (2,697,760)    (172,296)$ (2,472,243)    (100,000)$ (1,795,000)
                                                      ===========  ============ ============ ============  =========== ============
Retail B/Class B Shares:
   Sold...............................................     17,586  $    203,425       51,953 $    767,854      426,000 $  7,384,000
   Issued to shareholders in reinvestment of dividends         --            --           --           --      118,000    1,931,000
   Repurchased........................................   (369,125)   (4,263,979)    (555,477)  (7,821,596)    (403,000)  (6,951,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......   (351,539) $ (4,060,554)    (503,524)$ (7,053,742)     141,000 $  2,364,000
                                                      ===========  ============ ============ ============  =========== ============
Trust/Class I Shares:
   Sold...............................................  1,001,793  $ 12,968,633    4,526,080 $ 57,459,066    1,475,000 $ 26,012,000
   Issued to shareholders in reinvestment of dividends     20,258       258,655       22,666      298,211       812,00   13,529,000
   Repurchased........................................ (7,083,639)  (92,040,728)  (6,289,121) (82,489,977)  (2,897,000) (51,018,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding...... (6,061,588) $(78,813,440)  (1,740,375)$(24,732,700)    (610,000)$(11,477,000)
                                                      ===========  ============ ============ ============  =========== ============
Prime A Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============
Prime B Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============


                                                                             EQUITY GROWTH FUND
                                                      ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                   2002                             2001
                                                      ------------------------------   ------------------------------
                                                         SHARES           DOLLARS         SHARES          DOLLARS
                                                      --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold...............................................     3,309,526   $  62,313,532      10,011,248   $  224,465,114
   Issued to shareholders in reinvestment of dividends            --              --       2,386,682       62,411,946
   Repurchased........................................    (5,906,627)   (109,994,675)    (12,790,442)    (291,984,912)
                                                      --------------   -------------   -------------   --------------
   Net (decrease) in shares outstanding...............    (2,597,101)  $ (47,681,143)       (392,512)  $   (5,107,852)
                                                      ==============   =============   =============   ==============
Retail B/Class B Shares:
   Sold...............................................       402,662   $   7,699,620       1,257,990   $   30,066,768
   Issued to shareholders in reinvestment of dividends            --              --         606,518       15,235,587
   Repurchased........................................    (1,070,412)    (18,399,523)     (1,126,099)     (26,227,706)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......      (667,750)  $ (10,699,903)        738,409   $   19,074,649
                                                      ==============   =============   =============   ==============
Trust/Class I Shares:
   Sold...............................................    10,670,158   $ 208,441,606       8,513,337   $  205,814,820
   Issued to shareholders in reinvestment of dividends            --              --       4,275,798      113,017,574
   Repurchased........................................   (10,051,097)   (192,318,065)     (9,063,571)    (220,313,656)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       619,061   $  16,123,541       3,725,564   $   98,518,738
                                                      ==============   =============   =============   ==============
Prime A Shares:
   Sold...............................................           675   $      14,224          34,627   $      892,428
   Issued to shareholders in reinvestment of dividends            --              --             611           15,978
   Repurchased........................................       (31,158)       (561,125)         (5,651)        (137,373)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       (30,483)  $    (546,901)         29,587   $      771,033
                                                      ==============   =============   =============   ==============
Prime B Shares:
   Sold...............................................            76   $       1,377             151   $        3,500
   Issued to shareholders in reinvestment of dividends            --              --           1,764           45,459
   Repurchased........................................        (2,768)        (52,491)             --               --
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......        (2,692)  $     (51,114)          1,915   $       48,959
                                                      ==============   =============   =============   ==============





                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      72-73

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    LARGE CAP GROWTH FUND
                                                       -----------------------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                 2002                TO OCTOBER 31, 2001              2000
                                                       ------------------------  ------------------------ -------------------------
                                                          SHARES      DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                       -----------  -----------  -----------  ----------- ------------  -----------
Retail A/Class A Shares:
   Sold.............................................       135,151 $  1,089,117      102,100  $   976,998      373,000  $ 5,362,000
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --       73,000      857,000
   Repurchased......................................      (250,000)  (1,898,501)    (188,835)  (1,719,512)    (117,000)  (1,660,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (114,849)$   (809,384)     (86,735) $  (742,514)     329,000  $ 4,559,000
                                                       =========== ============  =========== ============ ============  ===========
Retail B/Class B Shares:
   Sold.............................................        52,247 $    367,904      129,131  $ 1,243,527    2,245,000  $31,686,000
   Issued to shareholders in reinvestment of dividends          --           --           16          229      441,000    5,039,000
   Repurchased......................................      (844,236)  (5,478,256)    (835,456)  (7,254,233)    (362,000)  (4,918,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (791,989)$ (5,110,352)    (706,309) $(6,010,477)   2,324,000  $31,807,000
                                                       =========== ============  =========== ============ ============  ===========
Trust/Class I Shares:
   Sold.............................................       960,275 $  7,474,583      984,690  $ 9,770,730    2,749,000  $39,906,000
   Issued to shareholders in connection with
      acquisition (Note 9)..........................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --    2,408,000   28,940,000
   Repurchased......................................    (7,175,104) (52,589,047)  (2,980,698) (27,365,096)  (2,388,000) (33,562,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....    (6,214,829)$(45,114,464)  (1,996,008)$(17,594,366)   2,769,000  $35,284,000
                                                       =========== ============  =========== ============ ============  ===========
Prime A Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
Prime B Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase in shares outstanding...............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
BKB Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................           N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net (decrease) in shares outstanding.............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========


                                                                                GROWTH FUND II
                                                        ---------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                     2002                             2001
                                                       ------------------------------   ------------------------------
                                                           SHARES           DOLLARS         SHARES          DOLLARS
                                                       --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................          139,773   $   1,280,213       1,503,720    $  16,603,727
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................               --              --       4,049,227       41,333,928
   Issued to shareholders in reinvestment of dividends             --              --          16,153          183,666
   Repurchased......................................         (581,866)     (5,125,336)     (1,546,434)     (16,624,333)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....         (442,093)  $  (3,845,123)      4,022,666    $  41,496,988
                                                       ==============   =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................           26,068   $     236,288          83,415    $     877,470
   Issued to shareholders in reinvestment of dividends             --              --           6,226           70,596
   Repurchased......................................          (17,426)       (146,544)        (35,575)        (345,974)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....            8,642   $      89,744          54,066    $     602,092
                                                       ==============   =============   =============    =============
Trust/Class I Shares:
   Sold.............................................          822,508   $   7,868,855       1,727,971    $  18,078,281
   Issued to shareholders in connection with
      acquisition (Note 9)..........................               --              --         763,737        7,302,648
   Issued to shareholders in reinvestment of dividends             --              --         634,457        7,232,805
   Repurchased......................................       (3,359,684)    (30,596,263)     (2,573,462)     (25,939,825)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....       (2,537,176)  $ (22,727,408)        552,703     $  6,673,909
                                                       ==============   =============   =============    =============
Prime A Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
Prime B Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase in shares outstanding...............              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
BKB Shares:
   Sold.............................................              N/A             N/A         117,074    $   1,416,672
   Issued to shareholders in reinvestment of dividends            N/A             N/A         439,624        5,007,317
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................              N/A             N/A      (4,036,218)     (41,333,928)
   Repurchased......................................              N/A             N/A        (522,441)      (5,910,145)
                                                       --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding.............              N/A             N/A      (4,001,961)   $ (40,820,084)
                                                       ==============   =============   =============    =============



                                                                             SMALL CAP VALUE FUND
                                                       ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                    2002                              2001
                                                       ------------------------------   ------------------------------
                                                          SHARES          DOLLARS           SHARES          DOLLARS
                                                       ------------     -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................      6,479,808     $  92,202,077       3,777,423    $  53,311,823
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................             --                --              --               --
   Issued to shareholders in reinvestment of dividends      665,372         9,395,064         898,744       11,293,714
   Repurchased......................................     (5,121,259)      (70,792,166)     (3,637,690)     (51,058,276)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      2,023,921     $  30,804,975       1,038,477    $  13,547,261
                                                       ============     =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................        429,423     $   6,235,998         202,735    $   2,851,277
   Issued to shareholders in reinvestment of dividends       38,027           526,290          30,628          380,405
   Repurchased......................................       (111,919)       (1,509,331)        (49,611)        (684,865)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....        355,531     $   5,252,957         183,752    $   2,546,817
                                                       ============     =============   =============    =============
Trust/Class I Shares:
   Sold.............................................     19,254,421     $ 283,345,487      10,032,116    $ 143,056,098
   Issued to shareholders in connection with
      acquisition (Note 9)..........................             --                --              --               --
   Issued to shareholders in reinvestment of dividends    2,024,954        28,972,951       2,852,349       36,272,339
   Repurchased......................................    (13,389,656)     (190,309,137)     (5,849,853)     (82,070,594)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      7,889,719     $ 122,009,301       7,034,612    $  97,257,843
                                                       ============     =============   =============    =============
Prime A Shares:
   Sold.............................................         11,215     $     157,443             651    $       9,047
   Issued to shareholders in reinvestment of dividends          683             9,710           1,735           21,966
   Repurchased......................................         (7,291)         (105,884)         (3,583)         (48,965)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....          4,607     $      61,269          (1,197)   $     (17,952)
                                                       ============     =============   =============    =============
Prime B Shares:
   Sold.............................................          9,728     $     132,259           3,871    $      53,271
   Issued to shareholders in reinvestment of dividends        1,222            17,051           1,799           22,464
   Repurchased......................................         (2,347)          (33,156)         (3,282)         (46,856)
                                                       ------------     -------------   -------------    -------------
   Net increase in shares outstanding...............          8,603     $     116,154           2,388    $      28,879
                                                       ============     =============   =============    =============
BKB Shares:
   Sold.............................................            N/A               N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends          N/A               N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................            N/A               N/A             N/A              N/A
   Repurchased......................................            N/A               N/A             N/A              N/A
                                                       ------------     -------------   -------------    -------------
   Net (decrease) in shares outstanding.............            N/A               N/A             N/A              N/A
                                                       ============     =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      74-75

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       SMALL COMPANY EQUITY FUND
                                                                  ------------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------    ------------------------------
                                                                      SHARES           DOLLARS           SHARES           DOLLARS
                                                                  --------------    -------------    --------------   -------------
Retail A Shares:
   Sold..........................................................      7,332,857    $ 103,731,584        40,482,347   $ 689,682,230
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         1,024,782      16,837,169
   Repurchased...................................................     (7,849,704)    (111,618,506)      (41,633,984)   (715,283,845)
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................       (516,847)   $  (7,886,922)         (126,855)  $  (8,764,446)
                                                                  ==============    =============    ==============   =============
Retail B Shares:
   Sold..........................................................        358,543    $   5,343,587           453,309   $   7,421,851
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --           190,789       3,020,198
   Repurchased...................................................       (561,965)      (7,654,692)         (479,347)     (7,858,471)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................       (203,422)   $  (2,311,105)          164,751   $   2,583,578
                                                                  ==============    =============    ==============   =============
Trust Shares:
   Sold..........................................................      5,263,829    $  81,621,271         7,947,905   $ 143,277,283
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         2,649,447      45,358,533
   Repurchased...................................................     (7,195,424)    (105,865,752)       (9,032,785)   (161,995,770)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................     (1,931,595)   $ (24,244,481)        1,564,567   $  26,640,046
                                                                  ==============    =============    ==============   =============
Prime A Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
Prime B Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
BKB Shares:
   Sold..........................................................            N/A              N/A               N/A             N/A
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A               N/A             N/A
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A              N/A               N/A             N/A
   Repurchased...................................................            N/A              N/A               N/A             N/A
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A               N/A             N/A
                                                                  ==============    =============    ==============   =============



                                                                                      INTERNATIONAL EQUITY FUND
                                                                  ---------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................     36,599,906   $ 393,268,992      32,169,655    $ 457,655,718
   Issued to shareholders in connection with acquisition (Note 9)             --              --          44,686          564,146
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --              --         751,652        9,944,253
   Issued to shareholders in reinvestment of dividends...........         93,635       1,067,845         846,508       13,640,281
   Repurchased...................................................    (37,921,896)   (410,600,585)    (34,113,006)    (491,953,070)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................     (1,228,355)  $ (16,263,748)       (300,505)   $ (10,148,672)
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         29,664   $     335,436         107,868    $   1,629,545
   Issued to shareholders in connection with acquisition (Note 9)             --              --         176,305        2,207,507
   Issued to shareholders in reinvestment of dividends...........          4,075          46,346          65,833        1,052,540
   Repurchased...................................................       (130,389)     (1,400,567)       (147,402)      (2,081,802)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (96,650)  $  (1,018,785)        202,604    $   2,807,790
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................     51,501,696   $ 559,110,349      54,591,893    $ 794,687,296
   Issued to shareholders in connection with acquisition (Note 9)             --              --       1,816,673       23,332,872
   Issued to shareholders in reinvestment of dividends...........        339,109       3,916,708       4,703,338       77,315,445
   Repurchased...................................................    (58,357,513)   (639,992,857)    (61,168,058)    (897,181,775)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (6,516,708)  $ (76,965,800)        (56,154)   $  (1,846,162)
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             43   $         500              --    $          --
   Issued to shareholders in reinvestment of dividends...........             14             158             118            1,915
   Repurchased...................................................            (79)           (773)             --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................            (22)  $        (115)            118    $       1,915
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --             125    $       2,100
   Issued to shareholders in reinvestment of dividends...........             79             904           1,055           16,937
   Repurchased...................................................        (19,410)       (169,123)           (933)         (13,493)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (19,331)  $    (168,219)            247    $       5,544
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A       2,516,461    $  41,608,701
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A         118,723        1,943,229
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A             N/A        (740,883)      (9,944,253)
   Repurchased...................................................            N/A             N/A      (3,203,149)     (54,491,472)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A      (1,308,848)   $ (20,883,795)
                                                                  ==============   =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      76-77

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                        -------------------------------------  --------------------------------------
                                                         NET                                                                NET
                              NET                    REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS                INCREASE
                          ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET       FROM                    (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED     TOTAL        IN NET
                            OF PERIOD  INCOME(B)(C) INVESTMENTS(C) OPERATIONS     INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                    $  14.95      $  0.25      $ (2.09)     $  (1.84)    $  (0.24)     $    --     $  (0.24)     $  (2.08)
 10/31/01                       18.79         0.33(2)     (3.08)        (2.75)       (0.35)       (0.74)       (1.09)        (3.84)
 10/31/00                       17.74         0.37(2)      1.36          1.73        (0.37)       (0.31)       (0.68)         1.05
 10/31/99                       16.95         0.37         1.21          1.58        (0.36)       (0.43)       (0.79)         0.79
 10/31/98                       16.46         0.38         1.72          2.10        (0.40)       (1.21)       (1.61)         0.49

 RETAIL B
 10/31/02                       14.92         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.74         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.70         0.24(2)      1.36          1.60        (0.25)       (0.31)       (0.56)         1.04
 10/31/99                       16.92         0.25         1.21          1.46        (0.25)       (0.43)       (0.68)         0.78
 10/31/98                       16.43         0.29         1.71          2.00        (0.30)       (1.21)       (1.51)         0.49

 TRUST
 10/31/02                       14.94         0.29        (2.09)        (1.80)       (0.27)          --        (0.27)        (2.07)
 10/31/01                       18.78         0.37(2)     (3.08)        (2.71)       (0.39)       (0.74)       (1.13)        (3.84)
 10/31/00                       17.73         0.41(2)      1.36          1.77        (0.41)       (0.31)       (0.72)         1.05
 10/31/99                       16.96         0.40         1.20          1.60        (0.40)       (0.43)       (0.83)         0.77
 10/31/98                       16.47         0.42         1.71          2.13        (0.43)       (1.21)       (1.64)         0.49

 PRIME A
 10/31/02                       14.95         0.26        (2.12)        (1.86)       (0.23)          --        (0.23)        (2.09)
 10/31/01                       18.77         0.34(2)     (3.06)        (2.72)       (0.36)       (0.74)       (1.10)        (3.82)
 10/31/00                       17.73         0.39(2)      1.36          1.75        (0.40)       (0.31)       (0.71)         1.04
 10/31/99(1)                    16.95         0.44         1.17          1.61        (0.40)       (0.43)       (0.83)         0.78

 PRIME B
 10/31/02                       14.93         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.75         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.71         0.26(2)      1.35          1.61        (0.26)       (0.31)       (0.57)         1.04
 10/31/99(1)                    16.95         0.29         1.19          1.48        (0.29)       (0.43)       (0.72)         0.76



                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                              INCOME          EXPENSES        EXPENSES
                                             NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
           NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)       WAIVER(C)        WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $  12.87          (12.45)%      $198,154            1.76%            1.37%            1.38%          40%
 10/31/01        14.95          (15.18)%       289,882            2.01%            1.33%            1.34%          65%
 10/31/00        18.79            9.98%        371,590            2.01%            1.29%            1.29%          59%
 10/31/99        17.74            9.53%        389,077            2.11%            1.32%            1.32%         135%
 10/31/98        16.95           13.85%        323,498            2.43%            1.33%            1.33%         108%

 RETAIL B
 10/31/02        12.84          (13.08)%        73,183            1.04%            2.09%            2.12%          40%
 10/31/01        14.92          (15.72)%       106,074            1.33%            2.01%            2.02%          65%
 10/31/00        18.74            9.20%        105,980            1.31%            1.99%            1.99%          59%
 10/31/99        17.70            8.76%         91,199            1.43%            2.00%            2.00%         135%
 10/31/98        16.92           13.14%         57,876            1.77%            1.99%            1.99%         108%

 TRUST
 10/31/02        12.87          (12.23)%       163,934            2.01%            1.12%            1.15%          40%
 10/31/01        14.94          (14.94)%       230,562            2.23%            1.11%            1.11%          65%
 10/31/00        18.78           10.21%        290,970            2.21%            1.09%            1.09%          59%
 10/31/99        17.73            9.63%        269,851            2.31%            1.12%            1.12%         135%
 10/31/98        16.96           14.05%        218,666            2.63%            1.13%            1.13%         108%

 PRIME A
 10/31/02        12.86          (12.53)%            43            1.73%            1.40%            1.53%          40%
 10/31/01        14.95          (15.08)%            60            2.07%            1.26%            1.38%          65%
 10/31/00        18.77           10.15%            186            2.15%            1.15%            1.30%          59%
 10/31/99(1)     17.73            9.72%            238            2.27%            1.16%            1.29%         135%

 PRIME B
 10/31/02        12.85          (13.06)%           276            1.07%            2.06%            2.06%          40%
 10/31/01        14.93          (15.68)%           389            1.34%            1.99%            2.03%          65%
 10/31/00        18.75            9.29%            526            1.41%            1.89%            2.06%          59%
 10/31/99(1)     17.71            8.91%            519            1.53%            1.90%            2.08%         135%

---------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.24, $0.33(2), $0.37(2), $0.37 and $0.38, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.14, $0.22(2), $0.24(2), $0.25 and
     $0.29, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000,
     1999 and 1998 was $0.28, $0.37(2), $0.41(2), $0.40 and $0.42, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A
     Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.24, $0.33(2), $0.37(2) and $0.41,
     respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $0.14, $0.22(2), $0.23(2) and $0.26, respectively.
(C)  The Trust adopted the provisions of the AICPAAudit Guide for Investment Companies effective November 1, 2001. The effect of the changes for Retail A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is
     $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for Retail B Shares for the year ended October
     31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for
     Trust Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2). The effect of the changes for Prime A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively (Note 2). The effect of the changes for
     Prime B Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2).

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                    78-79

--------------------------------------------------------------------------------
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                          ---------------------------------------------  --------------------------------------

                                                   NET
                        NET                    REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                    ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET        FROM                      NET INCREASE
                      BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT    NET REALIZED       TOTAL   (DECREASE) IN NET
                      OF PERIOD    INCOME(B)    INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
                    ------------  -----------  -----------  -----------  -----------    ------------   -------------  ------------
 RETAIL A
 10/31/02              $12.92        $0.15       $(2.38)       $(2.23)      $(0.12)         $(0.63)      $(0.75)         $(2.98)
 10/31/01               17.77         0.13        (2.45)        (2.32)       (0.12)          (2.41)       (2.53)          (4.85)
 10/31/00               19.50         0.16(2)      1.22          1.38        (0.16)          (2.95)       (3.11)          (1.73)
 10/31/99               19.67         0.19         1.69          1.88        (0.20)          (1.85)       (2.05)          (0.17)
 10/31/98               18.82         0.25         2.43          2.68        (0.25)          (1.58)       (1.83)           0.85

 RETAIL B
 10/31/02               12.68         0.05        (2.33)        (2.28)       (0.03)          (0.63)       (0.66)          (2.94)
 10/31/01               17.50         0.04        (2.43)        (2.39)       (0.02)          (2.41)       (2.43)          (4.82)
 10/31/00               19.25         0.03(2)      1.21          1.24        (0.04)          (2.95)       (2.99)          (1.75)
 10/31/99(1)            19.48         0.11         1.62          1.73        (0.11)          (1.85)       (1.96)          (0.23)

 TRUST
 10/31/02               12.95         0.21        (2.40)        (2.19)       (0.17)          (0.63)       (0.80)          (2.99)
 10/31/01               17.80         0.18        (2.44)        (2.26)       (0.18)          (2.41)       (2.59)          (4.85)
 10/31/00               19.52         0.23(2)      1.22          1.45        (0.22)          (2.95)       (3.17)          (1.72)
 10/31/99               19.69         0.28         1.69          1.97        (0.29)          (1.85)       (2.14)          (0.17)
 10/31/98               18.84         0.34         2.42          2.76        (0.33)          (1.58)       (1.91)           0.85



                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           -------------------------------------------------

                                                             RATIO OF NET       RATIO OF        RATIO OF
                                                              INVESTMENT        OPERATING       OPERATING
                                                                INCOME          EXPENSES        EXPENSES
                                              NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
          NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 9.94          (18.53)%      $ 97,462            1.20%            1.38%            1.40%          59%
 10/31/01        12.92          (14.78)%       147,082            0.95%            1.34%            1.34%          62%
 10/31/00        17.77            8.45%        188,847            0.91%            1.33%            1.33%          51%
 10/31/99        19.50           10.14%        213,041            0.97%            1.33%            1.33%          38%
 10/31/98        19.67           15.23%        207,850            1.30%            1.34%            1.34%          46%

 RETAIL B
 10/31/02         9.74          (19.19)%         9,565            0.41%            2.17%            2.21%          59%
 10/31/01        12.68          (15.43)%        14,752            0.26%            2.03%            2.08%          62%
 10/31/00        17.50            7.71%          3,969            0.19%            2.04%            2.08%          51%
 10/31/99(1)     19.25            9.38%          3,213            0.33%            1.97%            2.23%          38%

 TRUST
 10/31/02         9.96          (18.15)%        74,200            1.64%            0.94%            0.95%          59%
 10/31/01        12.95          (14.45)%       133,967            1.37%            0.92%            0.92%          62%
 10/31/00        17.80            8.94%        106,148            1.32%            0.91%            0.91%          51%
 10/31/99        19.52           10.60%        120,179            1.39%            0.91%            0.91%          38%
 10/31/98        19.69           15.67%        127,367            1.72%            0.92%            0.92%          46%

-------------------------------------------
(1)  The Fund began issuing Retail B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.14, $0.13, $0.16(2), $0.19 and $0.25, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.05, $0.03, $0.03(2) and $0.08, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.21, $0.18,
     $0.23(2), $0.28 and $0.34, respectively.

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                     80-81

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------


                                         NET                               DISTRIBUTIONS
                NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET      OF NET       FROM                      NET INCREASE
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED       TOTAL   (DECREASE) IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME    CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
             ---------- -----------  -----------  -----------  ----------- -----------  ------------   ------------   -----------
 RETAIL A
 10/31/02       $12.70     $ 0.02(3)     $(2.22)      $(2.20)      $(0.01)      $--        $(0.44)        $(0.45)       $(2.65)
 10/31/01        16.37       0.02         (2.39)       (2.37)       (0.02)       --(2)      (1.28)         (1.30)        (3.67)
 10/31/00        15.98       0.02          1.33         1.35        (0.05)       --(2)      (0.91)         (0.96)         0.39
 10/31/99        14.87       0.08(3)       2.02         2.10        (0.08)       --         (0.91)         (0.99)         1.11
 10/31/98        16.24       0.12          1.32         1.44        (0.13)       --         (2.68)         (2.81)        (1.37)

 RETAIL B
 10/31/02        12.50      (0.06)(3)     (2.18)       (2.24)          --        --         (0.44)         (0.44)        (2.68)
 10/31/01        16.23      (0.09)        (2.36)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.90      (0.10)         1.34         1.24           --        --         (0.91)         (0.91)         0.33
 10/31/99        14.83      (0.04)(3)      2.02         1.98           --        --         (0.91)         (0.91)         1.07
 10/31/98        16.23         --(2)       1.31         1.31        (0.03)       --         (2.68)         (2.71)        (1.40)

 TRUST
 10/31/02        12.77       0.07(3)      (2.23)       (2.16)       (0.06)       --         (0.44)         (0.50)        (2.66)
 10/31/01        16.43       0.06         (2.39)       (2.33)       (0.05)       --(2)      (1.28)         (1.33)        (3.66)
 10/31/00        16.02       0.08          1.32         1.40        (0.08)       --(2)      (0.91)         (0.99)         0.41
 10/31/99        14.90       0.13(3)       2.02         2.15        (0.12)       --         (0.91)         (1.03)         1.12
 10/31/98        16.28       0.15          1.31         1.46        (0.16)       --         (2.68)         (2.84)        (1.38)

 PRIME A
 10/31/02        12.74       0.03(3)      (2.23)       (2.20)       (0.02)       --         (0.44)         (0.46)        (2.66)
 10/31/01        16.41       0.02         (2.38)       (2.36)       (0.03)       --(2)      (1.28)         (1.31)        (3.67)
 10/31/00        16.00       0.04          1.34         1.38        (0.06)       --         (0.91)         (0.97)         0.41
 10/31/99(1)     14.88       0.11(3)       2.03         2.14        (0.11)       --         (0.91)         (1.02)         1.12

 PRIME B
 10/31/02        12.59      (0.06)(3)     (2.19)       (2.25)          --        --         (0.44)         (0.44)        (2.69)
 10/31/01        16.32      (0.07)        (2.38)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.97      (0.07)         1.33         1.26           --        --         (0.91)         (0.91)         0.35
 10/31/99(1)     14.88      (0.01)(3)      2.03         2.02        (0.02)       --         (0.91)         (0.93)         1.09


                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                             INCOME (LOSS)      EXPENSES        EXPENSES
                                              NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)  (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02        $10.05          (18.16)%      $180,269            0.18%            1.35%            1.36%          13%
 10/31/01         12.70          (15.46)%       259,884            0.07%            1.34%            1.36%          19%
 10/31/00         16.37            9.06%        217,423            0.16%            1.28%            1.37%          42%
 10/31/99         15.98           14.56%        232,110            0.53%            1.28%            1.38%          20%
 10/31/98         14.87            9.93%        214,110            0.75%            1.28%            1.35%          38%

 RETAIL B
 10/31/02          9.82          (18.80)%        31,407           (0.55)%           2.08%            2.10%          13%
 10/31/01         12.50          (16.11)%        48,512           (0.64)%           2.05%            2.05%          19%
 10/31/00         16.23            8.35%         61,857           (0.60)%           2.04%            2.04%          42%
 10/31/99         15.90           13.72%         62,366           (0.22)%           2.03%            2.04%          20%
 10/31/98         14.83            9.09%         53,216            0.01%            2.02%            2.02%          38%

 TRUST
 10/31/02         10.11          (17.85)%       340,496            0.56%            0.97%            1.00%          13%
 10/31/01         12.77          (15.12)%       460,302            0.44%            0.97%            0.97%          19%
 10/31/00         16.43            9.38%        678,398            0.44%            1.00%            1.00%          42%
 10/31/99         16.02           14.85%        309,106            0.76%            1.05%            1.05%          20%
 10/31/98         14.90           10.10%        254,060            1.00%            1.03%            1.03%          38%

 PRIME A
 10/31/02         10.08          (18.14)%            15            0.25%            1.28%            1.52%          13%
 10/31/01         12.74          (15.34)%            60            0.22%            1.19%            1.22%          19%
 10/31/00         16.41            9.27%            156            0.30%            1.14%            1.24%          42%
 10/31/99(1)      16.00           14.81%            150            0.66%            1.15%            1.30%          20%

 PRIME B
 10/31/02          9.90          (18.75)%            55           (0.49)%           2.02%            2.04%          13%
 10/31/01         12.59          (15.95)%           109           (0.55)%           1.96%            2.00%          19%
 10/31/00         16.32            8.38%            129           (0.45)%           1.89%            2.07%          42%
 10/31/99(1)      15.97           13.98%            129           (0.09)%           1.90%            2.17%          20%

-------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.02(3), $0.02, $0.01, $0.07(3) and $0.10, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.07)(3), $(0.09), $(0.10), $(0.04)(3)
     and $0.00, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(3), $0.06, $0.08, $0.13(3) and $0.15, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.01(3), $0.02, $0.03 and $0.09(3),
     respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $(0.06)(3), $(0.07), $(0.10) and $(0.05)(3), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    82-83

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------

                                                                              NET
                         NET           NET      REALIZED AND              DISTRIBUTIONS DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET       FROM                      NET INCREASE
                       BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED       TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                     ------------  -----------  -----------  -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02                 $10.02        $0.01(3)    $(1.08)(5)    $(1.07)      $(0.02)      $(0.39)      $(0.41)       $(1.48)
 10/31/01                  10.46         0.03(3)     (0.11)        (0.08)       (0.03)       (0.33)       (0.36)        (0.44)
 10/31/00                   9.89         0.04         1.75          1.79        (0.04)       (1.18)       (1.22)         0.57
 10/31/99                   9.62         0.04(3)      0.27          0.31        (0.03)       (0.01)       (0.04)         0.27
 10/31/98(1)               10.00           --(2)     (0.38)        (0.38)          --           --           --         (0.38)

 RETAIL B
 10/31/02                   9.87        (0.07)(3)    (1.05)(5)     (1.12)          --        (0.39)       (0.39)        (1.51)
 10/31/01                  10.37        (0.06)(3)    (0.11)        (0.17)          --        (0.33)       (0.33)        (0.50)
 10/31/00                   9.84        (0.04)        1.75          1.71           --(2)     (1.18)       (1.18)         0.53
 10/31/99                   9.61        (0.02)(3)     0.26          0.24           --        (0.01)       (0.01)         0.23
 10/31/98(1)               10.00        (0.02)       (0.37)        (0.39)          --           --           --         (0.39)

 TRUST
 10/31/02                  10.03         0.06(3)     (1.07)(5)     (1.01)       (0.07)       (0.39)       (0.46)        (1.47)
 10/31/01                  10.48         0.08(3)     (0.12)        (0.04)       (0.08)       (0.33)       (0.41)        (0.45)
 10/31/00                   9.90         0.08         1.76          1.84        (0.08)       (1.18)       (1.26)         0.58
 10/31/99                   9.63         0.09(3)      0.27          0.36        (0.08)       (0.01)       (0.09)         0.27
 10/31/98(1)               10.00         0.01        (0.37)        (0.36)       (0.01)          --        (0.01)        (0.37)



                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 8.54          (11.50)%        $ 6,578            0.05%            1.40%            1.69%           65%(4)
 10/31/01        10.02           (0.83)%          8,400            0.25%            1.24%            1.50%           81%
 10/31/00        10.46           21.09%           8,505            0.40%            1.20%            1.60%           81%
 10/31/99         9.89            3.25%           8,229            0.41%            1.19%            1.63%           79%
 10/31/98(1)      9.62           (3.75)%**        4,051            0.06%*           1.40%*           2.41%*          30%**

 RETAIL B
 10/31/02         8.36          (12.16)%          2,093           (0.72)%           2.17%            2.42%           65%(4)
 10/31/01         9.87           (1.71)%          2,286           (0.53)%           2.02%            2.26%           81%
 10/31/00        10.37           20.33%           1,555           (0.35)%           1.95%            2.35%           81%
 10/31/99         9.84            2.50%           1,348           (0.24)%           1.84%            2.40%           79%
 10/31/98(1)      9.61           (4.76)%**          583           (0.55)%*          2.01%*           3.05%*          30%**

 TRUST
 10/31/02         8.56          (11.07)%         19,896            0.63%            0.82%            1.06%           65%(4)
 10/31/01        10.03           (0.43)%        102,909            0.74%            0.75%            0.96%           81%
 10/31/00        10.48           21.69%          93,558            0.83%            0.78%            0.98%           81%
 10/31/99         9.90            3.64%          71,063            0.80%            0.80%            1.00%           79%
 10/31/98(1)      9.63           (3.62)%**       63,061            0.19%*           1.27%*           1.47%*          30%**

--------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 4, 1998.
(2)  Net investment income per share and distributions from net investment income were less than $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(4)  Portfolio turnover rate excludes securities delivered from processing redemptions in kind.
(5)  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.02)(3), $0.00(3), $0.00, $0.00(3) and $0.00, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.10)(3), $0.06(3), $(0.08), $(0.08)(3) and $(0.06), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $0.04(3), $(0.08)(3), $0.06, $0.06(3) and $0.00, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     84-85

--------------------------------------------------------------------------------
EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                       -------------------------------------  -------------------------------------------------


                                        NET                               DISTRIBUTIONS
               NET         NET      REALIZED AND             DISTRIBUTIONS  IN EXCESS  DISTRIBUTIONS
           ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET     OF NET        FROM                      NET INCREASE
             BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
            ---------- -----------  -----------  -----------  -----------  ---------- -------------  -------------    -----------
 RETAIL A
 10/31/02     $12.48     $(0.05)       $(2.50)      $(2.55)      $  --       $  --       $(0.35)       $(0.35)         $(2.90)
 10/31/01      17.05      (0.02)        (1.66)       (1.68)         --          --        (2.89)        (2.89)          (4.57)
 10/31/00      18.28      (0.02)         1.25         1.23       (0.01)         --(1)     (2.45)        (2.46)          (1.23)
 10/31/99      16.50      (0.03)         2.42         2.39          --          --        (0.61)        (0.61)           1.78
 10/31/98      18.21       0.03          1.50         1.53       (0.04)         --        (3.20)        (3.24)          (1.71)

 RETAIL B
 10/31/02      12.10      (0.19)        (2.35)       (2.54)         --          --        (0.35)        (0.35)          (2.89)
 10/31/01      16.73      (0.10)        (1.64)       (1.74)         --          --        (2.89)        (2.89)          (4.63)
 10/31/00      18.08      (0.15)         1.25         1.10          --          --        (2.45)        (2.45)          (1.35)
 10/31/99      16.44      (0.15)         2.40         2.25          --          --        (0.61)        (0.61)           1.64
 10/31/98      18.24      (0.08)         1.48         1.40          --          --        (3.20)        (3.20)          (1.80)

 TRUST
 10/31/02      12.65      (0.02)        (2.53)       (2.55)         --          --        (0.35)        (0.35)          (2.90)
 10/31/01      17.17       0.02         (1.65)       (1.63)         --          --        (2.89)        (2.89)          (4.52)
 10/31/00      18.35       0.04          1.25         1.29       (0.02)         --(1)     (2.45)        (2.47)          (1.18)
 10/31/99      16.51       0.03          2.42         2.45          --          --        (0.61)        (0.61)           1.84
 10/31/98      18.21       0.08          1.49         1.57       (0.07)         --        (3.20)        (3.27)          (1.70)


                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                           INCOME (LOSS)      EXPENSES        EXPENSES
                                            NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
        NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
          END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
         ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $ 9.58          (21.31)%      $123,085           (0.38)%           1.41%            1.41%          99%
 10/31/01      12.48          (10.27)%       180,435           (0.17)%           1.39%            1.40%         127%
 10/31/00      17.05            7.83%        226,836           (0.10)%           1.36%            1.36%          72%
 10/31/99      18.28           14.63%        258,332           (0.16)%           1.37%            1.37%          75%
 10/31/98      16.50            9.88%        234,730            0.15%            1.37%            1.37%          82%

 RETAIL B
 10/31/02       9.21          (21.85)%        16,791           (1.15)%           2.18%            2.18%          99%
 10/31/01      12.10          (11.00)%        25,776           (0.91)%           2.13%            2.15%         127%
 10/31/00      16.73            7.12%         30,555           (0.83)%           2.09%            2.12%          72%
 10/31/99      18.08           13.81%         30,988           (0.87)%           2.08%            2.08%          75%
 10/31/98      16.44            9.07%         23,103           (0.54)%           2.06%            2.06%          82%

 TRUST
 10/31/02       9.75          (20.96)%       167,867            0.05%            0.98%            0.98%          99%
 10/31/01      12.65           (9.91)%       152,002            0.22%            1.00%            1.00%         127%
 10/31/00      17.17            8.22%        164,864            0.26%            1.00%            1.00%          72%
 10/31/99      18.35           15.04%        281,064            0.19%            1.02%            1.03%          75%
 10/31/98      16.51           10.27%        254,432            0.49%            1.03%            1.03%          82%

---------------------------------
(1)  Distributions in excess of net investment income per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.05), $(0.02), $(0.02), $(0.03) and $0.03, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.19), $(0.10), $(0.15), $(0.15) and
     $(0.08), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.02), $0.02, $0.04, $0.03 and $0.08, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      86-87

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------

                                         NET                                DISTRIBUTIONS
                NET         NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS                 NET INCREASE
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM   FROM NET       OF NET         FROM                       (DECREASE)
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT  INVESTMENT     INVESTMENT   NET REALIZED      TOTAL         IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS    INCOME        INCOME     CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
             ---------- -----------  ------------  ----------- -----------    ----------  -------------  -------------   -----------
 RETAIL A
 10/31/02      $12.65      $0.05        $(2.39)     $(2.34)     $(0.04)          $ --         $   --       $(0.04)       $(2.38)
 10/31/01(1)    16.32       0.02         (3.67)      (3.65)      (0.02)            --             --        (0.02)        (3.67)
 12/31/00       17.87       0.03         (0.59)      (0.56)      (0.02)            --          (0.97)       (0.99)        (1.55)
 12/31/99       15.91       0.04          2.15        2.19       (0.04)            --          (0.19)       (0.23)         1.96
 12/31/98       12.90       0.11          3.36        3.47       (0.09)            --          (0.37)       (0.46)         3.01
 12/31/97       13.35       0.15          3.20        3.35       (0.14)            --          (3.66)       (3.80)        (0.45)

 RETAIL B
 10/31/02       12.39      (0.08)        (2.30)      (2.38)         --             --             --           --         (2.38)
 10/31/01(1)    16.06      (0.07)        (3.60)      (3.67)         --             --             --           --         (3.67)
 12/31/00       17.71      (0.09)        (0.59)      (0.68)         --             --          (0.97)       (0.97)        (1.65)
 12/31/99       15.85      (0.07)         2.12        2.05          --             --          (0.19)       (0.19)         1.86
 12/31/98       12.87       0.03          3.33        3.36       (0.01)            --          (0.37)       (0.38)         2.98
 12/31/97(2)    14.81       0.04          1.73        1.77       (0.05)            --          (3.66)       (3.71)        (1.94)

 TRUST
 10/31/02       12.68       0.11         (2.41)      (2.30)      (0.09)            --             --        (0.09)        (2.39)
 10/31/01(1)    16.34       0.05         (3.67)      (3.62)      (0.04)            --             --        (0.04)        (3.66)
 12/31/00       17.89       0.07         (0.59)      (0.52)      (0.06)            --          (0.97)       (1.03)        (1.55)
 12/31/99       15.91       0.08          2.16        2.24       (0.07)            --          (0.19)       (0.26)         1.98
 12/31/98       12.89       0.14          3.37        3.51       (0.12)            --          (0.37)       (0.49)         3.02
 12/31/97       13.35       0.18          3.20        3.38       (0.18)            --          (3.66)       (3.84)        (0.46)



                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               -------------------------------------------------

                                                                 RATIO OF NET       RATIO OF        RATIO OF
                                                                  INVESTMENT        OPERATING       OPERATING
                                                                 INCOME (LOSS)      EXPENSES        EXPENSES
                                                  NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
              NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
               ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02          $10.27          (18.56)%        $ 6,483            0.37%            1.36%            1.52%          31%
 10/31/01(1)        12.65          (22.40)%**       10,738            0.20%*           1.24%*           1.33%*         15%**
 12/31/00           16.32           (3.14)%         16,669            0.16%            1.25%            1.32%          22%
 12/31/99           17.87           13.77%          20,025            0.22%            1.19%            1.31%          19%
 12/31/98           15.91           27.18%          18,546            0.58%            1.05%            1.32%          20%
 12/31/97           12.90           25.51%          13,923            0.98%            1.05%            1.31%          80%

 RETAIL B
 10/31/02           10.01          (19.21)%         12,490           (0.41)%           2.14%            2.35%          31%
 10/31/01(1)        12.39          (22.85)%**       19,810           (0.55)%*          1.99%*           2.10%*         15%**
 12/31/00           16.06           (3.92)%         33,757           (0.59)%           2.00%            2.08%          22%
 12/31/99           17.71           12.95%          34,744           (0.55)%           1.95%            2.06%          19%
 12/31/98           15.85           26.33%          19,577           (0.18)%           1.80%            2.07%          20%
 12/31/97(2)        12.87           19.17%*          5,072            0.09%*           1.80%*           2.07%*         80%

 TRUST
 10/31/02           10.29          (18.28)%         71,013            0.77%            0.96%            0.98%          31%
 10/31/01(1)        12.68          (22.18)%**      164,296            0.47%*           0.97%*           1.05%*         15%**
 12/31/00           16.34           (2.94)%        240,277            0.41%            1.00%            1.08%          22%
 12/31/99           17.89           14.12%         273,839            0.46%            0.94%            1.06%          19%
 12/31/98           15.91           27.58%         242,669            0.83%            0.80%            1.07%          20%
 12/31/97           12.89           25.71%         242,881            1.26%            0.80%            1.06%          80%

-----------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on April 1, 1992 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail B Shares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Value Fund.
(2)  The Predecessor Pillar Fund began issuing Class B Shares on May 12, 1997.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 was $0.03 and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002 and 2001 was
     $(0.12) and $(0.09), respectively. Net investment income per share before reimbursement/waiver of fees by the
     Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31,
     2002 and 2001 was $0.11 and $0.04, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   88-89

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------  ---------------------------------------------------

                                                         NET                                DISTRIBUTIONS
                              NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS DISTRIBUTIONS
                          ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET      FROM NET
                            BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT    REALIZED       TOTAL
                            OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME    CAPITAL GAINS DISTRIBUTIONS
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                      $19.70       $(0.02)(2)   $(3.70)       $(3.72)     $ --         $ --         $    --        $   --
 10/31/01                       32.31        (0.07)       (8.91)        (8.98)       --           --           (3.63)        (3.63)
 10/31/00                       28.99        (0.10)(2)     5.14          5.04        --           --           (1.72)        (1.72)
 10/31/99                       24.47        (0.06)        6.48          6.42        --           --           (1.90)        (1.90)
 10/31/98                       25.14         0.01         3.19          3.20     (0.03)          --(3)        (3.84)        (3.87)

 RETAIL B
 10/31/02                       18.79        (0.17)(2)    (3.51)        (3.68)       --           --              --            --
 10/31/01                       31.22        (0.21)       (8.59)        (8.80)       --           --           (3.63)        (3.63)
 10/31/00                       28.27        (0.35)(2)     5.02          4.67        --           --           (1.72)        (1.72)
 10/31/99                       24.07        (0.20)        6.30          6.10        --           --           (1.90)        (1.90)
 10/31/98                       24.91        (0.16)(2)     3.16          3.00        --           --(3)        (3.84)        (3.84)

 TRUST
 10/31/02                       19.99         0.07(2)     (3.78)        (3.71)       --           --              --            --
 10/31/01                       32.61         0.02        (9.01)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       29.15         0.01(2)      5.18          5.19     (0.01)          --           (1.72)        (1.73)
 10/31/99                       24.52         0.03         6.50          6.53        --           --           (1.90)        (1.90)
 10/31/98                       25.17         0.09         3.20          3.29     (0.09)       (0.01)          (3.84)        (3.94)

 PRIME A
 10/31/02                       19.74         0.03(2)     (3.71)        (3.68)       --           --              --            --
 10/31/01                       32.31        (0.02)       (8.92)        (8.94)       --           --           (3.63)        (3.63)
 10/31/00                       28.95        (0.05)(2)     5.13          5.08        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.01)        6.37          6.36        --           --           (1.90)        (1.90)

 PRIME B
 10/31/02                       19.32        (0.14)(2)    (3.61)        (3.75)       --           --              --            --
 10/31/01                       31.94        (0.19)       (8.80)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       28.84        (0.29)(2)     5.11          4.82        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.10)        6.35          6.25        --           --           (1.90)        (1.90)




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -------------------------------------------------

                                                                            RATIO OF NET      RATIO OF         RATIO OF
                                                                             INVESTMENT       OPERATING        OPERATING
                                                                            INCOME (LOSS)     EXPENSES         EXPENSES
        NET INCREASE                                        NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
      (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
         ASSET VALUE      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
       --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
RETAIL A
10/31/02     (3.72)         $ 15.98          (18.88)%      $  239,279          (0.08)%          1.34%            1.41%
10/31/01    (12.61)           19.70          (30.57)%         346,214          (0.28)%          1.31%            1.33%
10/31/00      3.32            32.31           18.18%          580,417          (0.33)%          1.28%            1.28%
10/31/99      4.52            28.99           27.55%          443,639          (0.25)%          1.34%            1.34%
10/31/98     (0.67)           24.47           14.73%          312,951           0.02%           1.34%            1.34%

RETAIL B
10/31/02     (3.68)           15.11          (19.49)%          64,156          (0.92)%          2.18%            2.25%
10/31/01    (12.43)           18.79          (31.16)%          92,292          (1.08)%          2.11%            2.13%
10/31/00      2.95            31.22           17.29%          130,347          (1.11)%          2.07%            2.09%
10/31/99      4.20            28.27           26.63%           71,525          (0.96)%          2.05%            2.08%
10/31/98     (0.84)           24.07           13.98%           34,693          (0.68)%          2.04%            2.04%

TRUST
10/31/02     (3.71)           16.28          (18.51)%         699,215           0.35%           0.91%            0.96%
10/31/01    (12.62)           19.99          (30.29)%         845,887           0.10%           0.93%            0.94%
10/31/00      3.46            32.61           18.63%        1,258,399           0.04%           0.91%            0.91%
10/31/99      4.63            29.15           28.07%        1,041,378           0.15%           0.94%            0.94%
10/31/98     (0.65)           24.52           15.17%          815,756           0.40%           0.96%            0.96%

PRIME A
10/31/02     (3.68)           16.06          (18.64)%              56           0.14%           1.12%            1.17%
10/31/01    (12.57)           19.74          (30.43)%             671          (0.10)%          1.13%            1.16%
10/31/00      3.36            32.31           18.36%              142          (0.17)%          1.12%            1.23%
10/31/99(1)   4.46            28.95           27.30%              107          (0.05)%          1.14%            1.28%

PRIME B
10/31/02     (3.75)           15.57          (19.41)%             207          (0.73)%          1.99%            2.04%
10/31/01    (12.62)           19.32          (31.00)%             309          (0.92)%          1.95%            1.98%
10/31/00      3.10            31.94           17.48%              450          (0.92)%          1.87%            2.02%
10/31/99(1)   4.35            28.84           26.79%              246          (0.78)%          1.87%            2.19%


             PORTFOLIO
           TURNOVER RATE
          --------------
RETAIL A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

RETAIL B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

TRUST
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

PRIME A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

PRIME B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

-----------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(3)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.08), $(0.10)(2), $(0.06) and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.18)(2), $(0.21), $(0.35)(2), $(0.21)
     and $(0.16)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(2), $0.02, $0.01(2), $0.03 and $0.09, respectively. Net investment income (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.02(2), $(0.03), $(0.09)(2) and
     $(0.04), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002,
     2001, 2000 and 1999 was $(0.15)(2), $(0.20), $(0.34)(2) and $(0.14), respectively.






                         SEE NOTES TO FINANCIAL STATEMENTS.

                                      90-91

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                             -------------------------------------  ------------------------------------

                                              NET
                     NET          NET     REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                 ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM     FROM NET       FROM                         NET INCREASE
                   BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT    INVESTMENT  NET REALIZED        TOTAL     (DECREASE) IN NET
                   OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS      INCOME    CAPITAL GAINS   DISTRIBUTIONS     ASSET VALUE
                  ----------  ---------   -----------   -----------   -----------   ----------     -------------  -----------------
 RETAIL A
 10/31/02           $   7.50   $  (0.04)(4) $   (1.54)    $  (1.58)    $  --         $   --            $   --        $ (1.58)
 10/31/01(1)           11.11      (0.03)(4)     (3.58)       (3.61)       --             --                --          (3.61)
 12/31/00              14.15         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.52      (0.07)         5.30         5.23        --          (2.60)            (2.60)          2.63
 12/31/98               9.25         --          2.73         2.73        --          (0.46)            (0.46)          2.27
 12/31/97(2)           10.00      (0.01)         1.24         1.23        --          (1.98)            (1.98)         (0.75)

 RETAIL B
 10/31/02               7.23      (0.09)(4)     (1.48)       (1.57)       --             --                --          (1.57)
 10/31/01(1)           10.76      (0.09)(4)     (3.44)       (3.53)       --             --                --          (3.53)
 12/31/00              13.86      (0.05)        (1.64)       (1.69)       --          (1.41)            (1.41)         (3.10)
 12/31/99              11.41      (0.10)         5.15         5.05        --          (2.60)            (2.60)          2.45
 12/31/98               9.18      (0.03)         2.72         2.69        --          (0.46)            (0.46)          2.23
 12/31/97(3)           10.41      (0.02)         0.77         0.75        --          (1.98)            (1.98)         (1.23)

 TRUST
 10/31/02               7.66         --(4)      (1.60)       (1.60)       --             --                --          (1.60)
 10/31/01(1)           11.30      (0.01)(4)     (3.63)       (3.64)       --             --                --          (3.64)
 12/31/00              14.34         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.61      (0.04)         5.37         5.33        --          (2.60)            (2.60)          2.73
 12/31/98               9.24         --          2.83         2.83        --          (0.46)            (0.46)          2.37
 12/31/97(2)           10.00       0.01          1.22         1.23     (0.01)         (1.98)            (1.99)         (0.76)

                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------    -------------  ---------------- --------------  --------------   -------------
 RETAIL A
 10/31/02       $   5.92          (21.07)%         $ 3,000          (0.51)%           1.41%            1.68%          22%
 10/31/01(1)        7.50          (32.49)%**         4,665          (0.42)%*          1.26%*           1.36%*         39%**
 12/31/00          11.11          (12.02)%           7,869          (0.55)%           1.25%            1.33%          80%
 12/31/99          14.15           49.12%            5,376          (0.56)%           1.19%            1.31%          65%
 12/31/98          11.52           30.69%            3,634          (0.41)%           1.05%            1.32%          88%
 12/31/97(2)        9.25           14.13%*             432          (0.28)%*          1.05%*           1.32%*        115%

 RETAIL B
 10/31/02           5.66          (21.71)%          14,241          (1.29)%           2.19%            2.45%          22%
 10/31/01(1)        7.23          (32.81)%**        23,925          (1.16)%*          2.00%*           2.14%*         39%**
 12/31/00          10.76          (12.71)%          43,206          (1.30)%           2.00%            2.08%          80%
 12/31/99          13.86           47.97%           23,446          (1.32)%           1.97%            2.07%          65%
 12/31/98          11.41           30.47%            6,061          (1.16)%           1.80%            2.08%          88%
 12/31/97(3)        9.18           13.01%*             357          (1.08)%*          1.80%*           2.09%*        115%

 TRUST
 10/31/02           6.06          (20.89)%          89,398          (0.04)%           0.94%            0.96%          22%
 10/31/01(1)        7.66          (32.21)%**       160,512          (0.14)%*          0.98%*           1.06%*         39%**
 12/31/00          11.30          (11.86)%         259,434          (0.31)%           1.00%            1.07%          80%
 12/31/99          14.34           49.62%          289,471          (0.31)%           0.94%            1.06%          65%
 12/31/98          11.61           31.81%          199,975          (0.15)%           0.80%            1.06%          88%
 12/31/97(2)        9.24           14.17%*         177,801           0.07%*           0.80%*           1.07%*        115%

----------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on February 3, 1997 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail BShares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Growth Fund.
(2)  The Predecessor Pillar Fund began offering Class A Shares and Class I Shares on February 3, 1997.
(3)  The Predecessor Pillar Fund began offering Class B Shares on May 21, 1997.
(4)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002 and 2001 was $(0.06)(4) and
     $(0.04)(4), respectively. Net investment (loss) per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002,
     2001 was $(0.11)(4) and $(0.11)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended
     October 31, 2002 and 2001 was $(0.00)(4) and $(0.02)(4), respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      92-93

--------------------------------------------------------------------------------
GROWTH FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                 -------------------------------------  ---------------------------------------------------


                                                  NET
                       NET           NET      REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS   DISTRIBUTIONS
                   ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET     FROM NET      IN EXCESS OF
                     BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED      NET REALIZED        TOTAL
                     OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   CAPITAL GAINS    DISTRIBUTIONS
                   ------------  -----------  -----------  -----------  -----------  ------------    -------------    -------------
 RETAIL A
 10/31/02           $   9.10     $  (0.09)    $  (1.69)     $  (1.78)    $  --         $    --          $--             $   --
 10/31/01              14.68        (0.07)(3)    (4.23)        (4.30)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.04)(3)     1.25          1.21        --              --           --                 --

 RETAIL B
 10/31/02               9.02        (0.15)       (1.69)        (1.84)       --              --           --                 --
 10/31/01              14.68        (0.15)(3)    (4.23)        (4.38)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.03)(3)     1.24          1.21        --              --           --                 --

 TRUST
 10/31/02               9.15        (0.05)       (1.71)        (1.76)       --              --           --                 --
 10/31/01              14.71        (0.04)(3)    (4.24)        (4.28)       --           (1.28)          --(4)           (1.28)
 10/31/00(2)           12.72        (0.02)(3)     2.01          1.99        --              --           --                 --
 05/31/00              12.06        (0.06)        8.72          8.66        --           (8.00)          --              (8.00)
 05/31/99              12.93        (0.08)       (0.41)        (0.49)       --           (0.38)          --              (0.38)
 05/31/98              12.20        (0.05)        1.59          1.54        --           (0.81)          --              (0.81)



                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                               ------------------------------------------------

                                                                                 RATIO OF NET      RATIO OF         RATIO OF
                                                                                  INVESTMENT       OPERATING        OPERATING
                                                                                 INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                       NET ASSETS,        INCLUDING       INCLUDING        EXCLUDING
          (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE     END OF PERIOD    TOTAL RETURN(A)  (IN 000S)           WAIVER          WAIVER           WAIVER
             --------------  ---------------  --------------   --------------  ---------------- --------------   --------------
 RETAIL A
 10/31/02      $  (1.78)        $   7.32          (19.56)%     $27,016             (0.93)%          1.39%             1.45%
 10/31/01         (5.58)            9.10          (30.96)%      37,611             (0.75)%          1.22%             1.45%
 10/31/00(1)       1.21            14.68            8.91%**      1,638             (0.65)%*         1.23%*            1.35%*

 RETAIL B
 10/31/02         (1.84)            7.18          (20.40)%         787             (1.85)%          2.31%             2.48%
 10/31/01         (5.66)            9.02          (31.46)%         911             (1.45)%          1.92%             2.46%
 10/31/00(1)       1.21            14.68            8.76%**        688             (1.29)%*         1.87%*            2.25%*

 TRUST
 10/31/02         (1.76)            7.39          (19.23)%      30,788             (0.52)%          0.98%             1.01%
 10/31/01         (5.56)            9.15          (30.79)%      61,350             (0.40)%          0.87%             1.00%
 10/31/00(2)       1.99            14.71           15.64%**     90,451             (0.30)%*         0.88%*            0.99%*
 05/31/00          0.66            12.72           65.97%      185,556             (0.33)%          0.88%             1.13%
 05/31/99         (0.87)           12.06           (3.54)%     185,476             (0.39)%          0.93%             1.18%
 05/31/98          0.73            12.93           12.64%      257,550             (0.35)%          0.91%             1.16%


                  PORTFOLIO
                TURNOVER RATE
                --------------
 RETAIL A
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 RETAIL B
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 TRUST
 10/31/02            34%
 10/31/01            51%
 10/31/00(2)         28%**
 05/31/00            79%
 05/31/99            61%
 05/31/98            49%

--------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares and Retail B Shares on June 26, 2000.
(2)  The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the
     Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of the
     Trust. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for
     Trust Shares or BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who
     purchased their shares through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(4)  Distributions in excess of net realized capital gains per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 and the period ended
     October 31, 2000 was $(0.09), $(0.10)(3) and $(0.04)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.16), $(0.21)(3) and
     $(0.03)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.06), $(0.06)(3) and $(0.02)(3), respectively.





                      SEE NOTES TO FINANCIAL STATEMENTS.

                                     94-95

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                               -------------------------------------  ---------------------------------------------------

                                                NET                                DISTRIBUTIONS
                     NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS
                 ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET        FROM NET
                   BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                   OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                 ------------  -----------  -----------  -----------  -----------  ------------   -------------   -------------
 RETAIL A
 10/31/02           $  13.96     $  (0.03)(1) $  (0.07)     $  (0.10)      $   --      $ --        $  (1.31)       $  (1.31)
 10/31/01              14.25           --(1)(3)   1.59          1.59        (0.01)       --           (1.87)          (1.88)
 10/31/00              12.98         0.01(1)      2.63          2.64        (0.01)       --           (1.36)          (1.37)
 10/31/99              13.53         0.02         0.73          0.75        (0.03)       --           (1.27)          (1.30)
 10/31/98              18.29         0.08        (2.08)        (2.00)       (0.08)       --           (2.68)          (2.76)

 RETAIL B
 10/31/02              13.72        (0.14)(1)    (0.05)        (0.19)          --        --           (1.31)          (1.31)
 10/31/01              14.13        (0.11)(1)     1.57          1.46           --        --           (1.87)          (1.87)
 10/31/00              12.96        (0.10)(1)     2.63          2.53           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.04)        0.68          0.64           --        --           (1.27)          (1.27)

 TRUST
 10/31/02              14.11         0.03(1)     (0.07)        (0.04)       (0.01)       --           (1.31)          (1.32)
 10/31/01              14.38         0.07(1)      1.60          1.67        (0.07)       --           (1.87)          (1.94)
 10/31/00              13.07         0.08(1)      2.65          2.73        (0.06)       --           (1.36)          (1.42)
 10/31/99              13.61         0.05         0.74          0.79        (0.06)       --           (1.27)          (1.33)
 10/31/98              18.37         0.11        (2.06)        (1.95)       (0.13)       --           (2.68)          (2.81)

 PRIME A
 10/31/02              14.05        (0.03)(1)    (0.07)        (0.10)          --        --           (1.31)          (1.31)
 10/31/01              14.33         0.02(1)      1.61          1.63        (0.04)       --           (1.87)          (1.91)
 10/31/00              13.04         0.05(1)      2.64          2.69        (0.04)       --           (1.36)          (1.40)
 10/31/99(2)           13.59         0.03         0.73          0.76        (0.04)       --           (1.27)          (1.31)

 PRIME B
 10/31/02              13.82        (0.14)(1)    (0.06)        (0.20)          --        --           (1.31)          (1.31)
 10/31/01              14.19        (0.10)(1)     1.60          1.50           --        --           (1.87)          (1.87)
 10/31/00              12.98        (0.05)(1)     2.62          2.57           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.05)        0.71          0.66           --        --           (1.27)          (1.27)


                                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------

                                                                                  RATIO OF NET      RATIO OF         RATIO OF
                                                                                   INVESTMENT       OPERATING        OPERATING
                                                                                  INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                         NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
           (DECREASE) IN NET   NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE       END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
             --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
 RETAIL A
 10/31/02     $  (1.41)          $  12.55           (1.75)%        $115,468           (0.23)%          1.33%            1.34%
 10/31/01        (0.29)             13.96           12.66%          100,159           (0.02)%          1.42%            1.42%
 10/31/00         1.27              14.25           21.96%           87,457            0.08%           1.44%            1.55%
 10/31/99        (0.55)             12.98            5.68%           80,870            0.13%           1.31%            1.59%
 10/31/98        (4.76)             13.53          (12.52)%          87,781            0.38%           1.31%            1.45%

 RETAIL B
 10/31/02        (1.50)             12.22           (2.49)%           9,046           (1.02)%          2.12%            2.13%
 10/31/01        (0.41)             13.72           11.73%            5,278           (0.80)%          2.21%            2.21%
 10/31/00         1.17              14.13           21.06%            2,838           (0.71)%          2.23%            2.41%
 10/31/99(2)     (0.63)             12.96            4.80%            1,637           (0.66)%          2.10%            2.88%

 TRUST
 10/31/02        (1.36)             12.75           (1.26)%         485,197            0.20%           0.90%            0.91%
 10/31/01        (0.27)             14.11           13.20%          425,687            0.48%           0.92%            0.92%
 10/31/00         1.31              14.38           22.62%          332,703            0.58%           0.94%            0.94%
 10/31/99        (0.54)             13.07            6.02%          255,268            0.47%           0.97%            0.97%
 10/31/98        (4.76)             13.61          (12.07)%         202,385            0.73%           0.96%            0.96%

 PRIME A
 10/31/02        (1.41)             12.64           (1.73)%             210           (0.19)%          1.29%            1.30%
 10/31/01        (0.28)             14.05           12.87%              168            0.17%           1.23%            1.27%
 10/31/00         1.29              14.33           22.26%              189            0.36%           1.16%            1.32%
 10/31/99(2)     (0.55)             13.04            5.80%              175            0.26%           1.18%            1.40%

 PRIME B
 10/31/02        (1.51)             12.31           (2.55)%             282           (1.02)%          2.12%            2.13%
 10/31/01        (0.37)             13.82           11.91%              198           (0.68)%          2.08%            2.15%
 10/31/00         1.21              14.19           21.46%              170           (0.41)%          1.93%            2.46%
 10/31/99(2)     (0.61)             12.98            4.96%              190           (0.49)%          1.93%            2.49%

                PORTFOLIO
              TURNOVER RATE
             --------------
 RETAIL A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 RETAIL B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 TRUST
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 PRIME A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 PRIME B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%


------------------------------------------------------------
(1)  The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.
(2)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(3)  Net investment income per share was less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(1), $0.00(1), $0.00(1), $(0.02) and $0.05, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $0.07(1), $(0.12)(1) and
     $(0.09), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.03(1), $(0.11)(1), $0.08(1), $0.05 and $0.11, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.03)(1),
     $0.02(1), $0.03(1) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $(0.11)(1), $(0.13)(1) and $(0.10), respectively.






                     SEE NOTES TO FINANCIAL STATEMENTS.

                                  96-97

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                         -------------------------------------  --------------------------------------

                                          NET
               NET                    REALIZED AND                  DISTRIBUTIONS   DISTRIBUTIONS
           ASSET VALUE,      NET       UNREALIZED      TOTAL FROM       FROM        IN EXCESS OF                    NET INCREASE
             BEGINNING   INVESTMENT  GAIN (LOSS) ON    INVESTMENT    NET REALIZED    NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD    (LOSS)(B)    INVESTMENTS     OPERATIONS   CAPITAL GAINS   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
           ------------  -----------  -----------     -----------  --------------  --------------- -------------    -----------
 RETAIL A
 10/31/02   $  14.95     $  (0.16)(2) $  (3.56)       $  (3.72)       $    --            $--         $   --          $   (3.72)
 10/31/01      21.75        (0.17)       (3.23)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.66        (0.22)        6.31            6.09             --             --             --               6.09
 10/31/99      13.63        (0.23)        2.26            2.03             --             --             --               2.03
 10/31/98      20.94        (0.19)       (4.86)          (5.05)         (2.26)            --          (2.26)             (7.31)

 RETAIL B
 10/31/02      14.30        (0.27)(2)    (3.38)          (3.65)            --             --             --              (3.65)
 10/31/01      21.10        (0.25)       (3.15)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.31        (0.37)        6.16            5.79             --             --             --               5.79
 10/31/99      13.39        (0.34)        2.26            1.92             --             --             --               1.92
 10/31/98      20.73        (0.30)       (4.78)          (5.08)         (2.26)            --          (2.26)             (7.34)

 TRUST
 10/31/02      15.63        (0.11)(2)    (3.73)          (3.84)            --             --             --              (3.84)
 10/31/01      22.48        (0.10)       (3.35)          (3.45)         (3.40)            --(1)       (3.40)             (6.85)
 10/31/00      16.13        (0.12)        6.47            6.35             --             --             --               6.35
 10/31/99      13.96        (0.16)        2.33            2.17             --             --             --               2.17
 10/31/98      21.32        (0.14)       (4.96)          (5.10)         (2.26)            --          (2.26)             (7.36)



                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                               LOSS           EXPENSES        EXPENSES
                                             NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
         NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
           END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
          ---------------  --------------   -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02   $   11.23          (24.88)%       $57,537           (1.14)%           1.46%            1.49%          96%
 10/31/01       14.95          (17.03)%        84,332           (0.91)%           1.42%            1.42%          75%
 10/31/00       21.75           38.89%        125,427           (0.99)%           1.44%            1.44%          91%
 10/31/99       15.66           14.89%         87,921           (1.41)%           1.53%            1.54%         105%
 10/31/98       13.63          (26.26)%        95,831           (1.13)%           1.46%            1.47%          78%

 RETAIL B
 10/31/02       10.65          (25.52)%         9,148           (1.97)%           2.29%            2.32%          96%
 10/31/01       14.30          (17.66)%        15,190           (1.74)%           2.25%            2.25%          75%
 10/31/00       21.10           37.82%         18,936           (1.79)%           2.24%            2.25%          91%
 10/31/99       15.31           14.34%         12,212           (2.04)%           2.16%            2.32%         105%
 10/31/98       13.39          (26.72)%        12,565           (1.78)%           2.11%            2.16%          78%

 TRUST
 10/31/02       11.79          (24.62)%       217,377           (0.72)%           1.04%            1.05%          96%
 10/31/01       15.63          (16.63)%       318,414           (0.52)%           1.03%            1.03%          75%
 10/31/00       22.48           39.43%        422,579           (0.58)%           1.03%            1.03%          91%
 10/31/99       16.13           15.54%        233,326           (1.00)%           1.12%            1.12%         105%
 10/31/98       13.96          (26.00)%       222,675           (0.76)%           1.09%            1.09%          78%

----------------------------------------------------
(1)  Distributions in excess of net realized capital gains per share were less than $0.005.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $(0.17)(2), $(0.17), $(0.22), $(0.23) and $(0.19), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.27)(2), $(0.25), $(0.38), $(0.37)
     and $(0.30), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.11)(2), $(0.10), $(0.12), $(0.16) and $(0.14), respectively.


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     98-99

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                              -------------------------------------     -----------------------------------------


                                                NET
                    NET          NET       REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                ASSET VALUE,  INVESTMENT    UNREALIZED     TOTAL FROM    FROM NET        FROM                        NET INCREASE
                  BEGINNING     INCOME    GAIN (LOSS) ON   INVESTMENT   INVESTMENT    NET REALIZED     TOTAL      (DECREASE) IN NET
                  OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                ------------  -----------   -----------    -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02        $  11.16     $   0.01(2)   $  (1.73)      $  (1.72)    $  (0.20)      $    --       $  (0.20)        $  (1.92)
 10/31/01           19.44         0.03         (5.75)         (5.72)       (0.28)        (2.28)         (2.56)           (8.28)
 10/31/00           20.86         0.41(2)      (0.59)         (0.18)       (0.05)        (1.19)         (1.24)           (1.42)
 10/31/99           16.75         0.01(2)       4.72           4.73        (0.05)        (0.57)         (0.62)            4.11
 10/31/98           15.18         0.07          1.93           2.00        (0.07)        (0.36)         (0.43)            1.57

 RETAIL B
 10/31/02           11.04        (0.10)(2)     (1.70)         (1.80)       (0.08)           --          (0.08)           (1.88)
 10/31/01           19.28        (0.10)        (5.72)         (5.82)       (0.14)        (2.28)         (2.42)           (8.24)
 10/31/00           20.80         0.22(2)      (0.55)         (0.33)          --         (1.19)         (1.19)           (1.52)
 10/31/99(1)        16.85        (0.09)(2)      4.74           4.65        (0.13)        (0.57)         (0.70)            3.95

 TRUST
 10/31/02           11.36         0.06(2)      (1.74)         (1.68)       (0.25)           --          (0.25)           (1.93)
 10/31/01           19.74         0.07         (5.82)         (5.75)       (0.35)        (2.28)         (2.63)           (8.38)
 10/31/00           21.18         0.51(2)      (0.60)         (0.09)       (0.16)        (1.19)         (1.35)           (1.44)
 10/31/99           17.00         0.10(2)       4.80           4.90        (0.15)        (0.57)         (0.72)            4.18
 10/31/98           15.33         0.14          1.98           2.12        (0.09)        (0.36)         (0.45)            1.67

 PRIME A
 10/31/02           11.19        (0.01)(2)     (1.72)         (1.73)       (0.18)           --          (0.18)           (1.91)
 10/31/01           19.53        (0.02)        (5.73)         (5.75)       (0.31)        (2.28)         (2.59)           (8.34)
 10/31/00           20.98         0.46(2)      (0.60)         (0.14)       (0.12)        (1.19)         (1.31)           (1.45)
 10/31/99(1)        16.85         0.06(2)       4.79           4.85        (0.15)        (0.57)         (0.72)            4.13

 PRIME B
 10/31/02           11.11        (0.05)(2)     (1.71)         (1.76)       (0.13)           --          (0.13)           (1.89)
 10/31/01           19.37        (0.08)        (5.71)         (5.79)       (0.19)        (2.28)         (2.47)           (8.26)
 10/31/00           20.85         0.29(2)      (0.58)         (0.29)          --         (1.19)         (1.19)           (1.48)
 10/31/99(1)        16.85        (0.08)(2)      4.78           4.70        (0.13)        (0.57)         (0.70)            4.00




                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02      $    9.24          (15.75)%      $ 43,095            0.10%            1.42%           1.79%           110%
 10/31/01          11.16          (33.35)%        65,749            0.11%            1.34%           1.64%            60%
 10/31/00          19.44           (1.49)%       120,351            1.83%            1.32%           1.57%            50%
 10/31/99          20.86           29.04%         89,327            0.03%            1.48%           1.73%            45%
 10/31/98          16.75           13.64%         66,541            0.39%            1.48%           1.73%            49%

 RETAIL B
 10/31/02           9.16          (16.55)%         4,913           (0.94)%           2.46%           2.97%           110%
 10/31/01          11.04          (33.95)%         6,988           (0.89)%           2.34%           2.66%            60%
 10/31/00          19.28           (2.22)%         8,297            1.02%            2.14%           2.64%            50%
 10/31/99(1)       20.80           28.41%          2,189           (0.45)%           1.96%           2.70%            45%

 TRUST
 10/31/02           9.43          (15.26)%       374,119            0.58%            0.94%           1.21%           110%
 10/31/01          11.36          (33.00)%       524,704            0.55%            0.90%           1.16%            60%
 10/31/00          19.74           (1.08)%       912,555            2.28%            0.87%           1.12%            50%
 10/31/99          21.18           29.71%        501,776            0.54%            0.97%           1.22%            45%
 10/31/98          17.00           14.32%        345,692            0.91%            0.96%           1.21%            49%

 PRIME A
 10/31/02           9.28          (15.78)%             8           (0.11)%           1.63%           2.19%           110%
 10/31/01          11.19          (33.38)%             9            0.01%            1.44%           1.77%            60%
 10/31/00          19.53           (1.34)%            14            2.06%            1.10%           1.99%            50%
 10/31/99(1)       20.98           29.73%             12            0.34%            1.17%           2.03%            45%

 PRIME B
 10/31/02           9.22          (16.06)%            54           (0.45)%           1.97%           2.22%           110%
 10/31/01          11.11          (33.72)%           280           (0.46)%           1.91%           2.19%            60%
 10/31/00          19.37           (2.02)%           483            1.33%            1.83%           2.17%            50%
 10/31/99(1)       20.85           28.74%            458           (0.38)%           1.89%           2.27%            45%

--------------------------------------------------------
(1)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.05), $0.35(2), $(0.04)(2) and $0.03, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.15)(2), $(0.14), $0.11(2) and
     $(0.25)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.04(2), $0.04, $0.45(2), $0.06(2) and $0.10, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $0.41,
     $0.26(2) and $(0.09)(2), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $(0.13), $0.22(2) and $(0.16)(2), respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                  100-101

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund (previously, Pillar Equity Value Fund), Equity Growth Fund, Large Cap Growth Fund (previously, Pillar Equity Growth Fund), Growth Fund II, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund are authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). The Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). Currently, the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, Small Cap Value Fund and International Equity Fund offer all five series of authorized shares, the Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II offer all three series of authorized shares and the Equity Income Fund, Strategic Equity Fund, Equity Value Fund and Small Company Equity Fund offer only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 5.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 5.50% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares purchased prior to January 1, 2001 will automatically convert to Retail A Shares six years after the date of purchase, Retail B Shares purchased on or after January 1, 2001 will automatically convert to Retail A Shares eight years after the date of purchase, Retail B Shares issued in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization, and Prime B Shares will automatically convert to Prime A Shares eight years after the date of purchase. Prior to June 26, 2001, the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such conversion was in the best interest of the holders of BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investments in securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the last bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Investments in other investment companies are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  INCOME RECOGNITION: The Trust adopted the provisions of the American Institute of Certified Public Accountants' Audit and Accounting Guide for Investment Companies (the "Guide") effective November 1, 2001. The Guide requires investment companies to amortize premiums and discounts on fixed income securities and to adjust interest income by paydown gains and losses on mortgage- and asset-backed securities. Prior to November 1, 2001, the Funds did not amortize premiums and discounts on fixed income securities, however, interest income was adjusted by paydown gains and losses on mortgage-backed and asset-backed securities. Accordingly, those Funds affected recorded a cumulative effect adjustment to reflect the amortization of premiums and discounts and the adjustment of paydown gains and losses. The cumulative effect of this accounting change did not impact the net assets of the Fund, but resulted in reclassifications as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                       AT OCTOBER 31,
                                            2001                                    FOR THE YEAR ENDED OCTOBER 31, 2002
                          ----------------------------------------   ---------------------------------------------------------------
                              UNREALIZED                                NET INVESTMENT                              NET UNREALIZED
NAME OF FUND                 APPRECIATION              COST                 INCOME           NET REALIZED GAIN       DEPRECIATION
------------              -------------------  -------------------   -------------------   -------------------   -------------------
Asset Allocation Fund ....  $        586,321     $       (586,321)    $       (229,372)     $         387,227      $       (157,855)

  RESTRICTED SECURITY: At October 31, 2002, the Growth Fund II owned shares of a security that was purchased through a private offering and can only be sold with prior registration under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. In addition, the Fund's investment advisor has generally agreed to further restrictions on the disposition of this holding as set forth in the agreement entered into in connection with the purchase of the investment. The investment is valued in accordance with procedures approved by the Board of Trustees of the Trust. The acquisition date of the investment, along with its cost and market value at October 31, 2002, is as follows:

PREFERRED STOCK        AQUISITION DATE   COST      MARKET VALUE
---------------        ---------------   ----      ------------
Network Specialists,
  Series A ..........     04/19/00    $2,999,999      $3,942

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Equity Fund may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset. Otherwise, gains or losses are recognized on the settlement date.

  FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared and paid quarterly, with the exception of the Growth Fund II and International Equity Fund. The Growth Fund II declares and pays dividends semi-annually and the International Equity Fund declares and pays dividends annually. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  ORGANIZATION COSTS: The Strategic Equity Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operations.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES,
     DISTRIBUTION AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), a wholly-owned subsidiary of Columbia Management Group, Inc. ("CMG") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Large Cap Growth Fund, Growth Fund II, Small Cap Value Fund and Small Company Equity Fund. The Trust has been advised by the Investment Advisor that, effective August 1, 2001 and until further notice to the Board of Trustees of the Trust, it intends to waive advisory fees payable to it by each of the above Funds so that the advisory fees payable by each such Fund would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. (See Note 4.)

  The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the International Equity Fund at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of average daily net assets, plus 0.85% of average daily net assets in excess of $100 million.

  Prior to August 10, 2002, Oeschle International Advisors, LLC ("Oeschle") served as sub-advisor with respect to the International Equity Fund. Oeschle was paid fees for its services at an annual rate of 0.40% of the first $50 million of the Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million.

  Prior to August 27, 2001, Summit Bank Investment Management Division ("Summit"), a division of Summit Bank, and its successor, Fleet, provided investment advisory services to the Pillar Equity Value Fund and Pillar Equity Growth Fund, predecessor funds of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, respectively (collectively, the "Predecessor Pillar Funds"). (See Note 9.) Summit and Fleet were paid fees for their services at an annual rate of 0.75% of the average daily net assets of each Predecessor Pillar Fund.

  The Trust and Fleet (the "Administrator") are also parties to an administration agreement under which the Administrator provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. The Administrator has advised the Trust that effective November 15, 2002 the Administrator intends to limit the administration fee payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Prior to May 31, 2001, PFPC received administration fees at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 22, 2002, PFPC served as sub-administrator to the Trust pursuant to an agreement with the Administrator.

  In addition, the Administrator also provides custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, JPMorgan Chase Bank (formerly known as Chase Manhattan Bank), for its services.

  Prior to August 27, 2001, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Pillar Funds. The fees paid to SEI were based on the level of aggregate net assets of The Pillar Funds (other than two institutional money market funds).

  Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 1, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. As of July 22, 2002, Liberty Funds Services, Inc., an affiliate of Fleet, provides trans-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

fer agency services to the Fund pursuant to certain fee arrangements. Prior to July 22, 2002, transfer agency services were provided to the Funds by PFPC.

  Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

  Prior to August 27, 2001, SEI Investments Distribution Co. (the "SEI Distributor"), a wholly-owned subsidiary of SEI Investments Company, served as the exclusive distributor of shares of the Predecessor Pillar Funds. The Predecessor Pillar Funds had adopted a distribution plan for Class A Shares (the "Class A Plan"), which entitled the SEI Distributor to receive an annual distribution fee of up to 0.25% of the average daily net assets attributable to Class A Shares of each of the Predecessor Pillar Funds. The Predecessor Pillar Funds had also adopted a distribution and service plan for Class B Shares (the "Class B Plan"), which entitled the SEI Distributor to receive (i) an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds and (ii) service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to (i) Retail A Shares of each Fund except the Large Cap Value and Large Cap Growth Funds and (ii) Trust Shares of each Fund. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates), which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted a distribution plan (the "Distribution Plan") with respect to Retail A Shares of the Large Cap Value and Large Cap Growth Funds. Under the Distribution Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail A Shares of the Funds. Payments by the Trust under the Distribution Plan may not exceed the annual rate of 0.50% of the average daily net assets attributable to each Fund's Retail A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Distribution Plan to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of such Fund's outstanding Retail A Shares.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% of the average daily net assets attributable to Retail B Shares of the Fund owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Services Plan, Distribution Plan and 12b-1 Plan as follows:

                            SERVICES  DISTRIBUTION    12B-1 PLAN
                            --------  ------------    ----------
FUND                          PLAN        PLAN    SERVICES DISTRIBUTION
----                          ----        ----    -------- ------------
Asset Allocation Fund ..... $ 722,543     $--     $276,592  $612,887
Equity Income Fund ........   357,266      --       37,780    85,483
Growth and Income Fund ....   666,709      --      129,541   289,755
Strategic Equity Fund .....    24,133      --        7,391    16,471
Equity Value Fund .........   480,502      --       71,329   159,770
Large Cap Value Fund ......        --  21,853       51,432   113,090
Equity Growth Fund ........   872,400      --      252,213   557,660
Large Cap Growth Fund .....        --  10,177       61,899   135,536
Growth Fund II ............    94,009      --        2,747     6,108
Small Cap Value Fund ......   316,465      --       23,538    54,197
Small Company Equity Fund .   201,135      --       40,544    90,986
International Equity Fund .   151,816      --       19,100    41,966

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Funds. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Prime A Shares Plan to an annual rate of not more

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

than 0.25% (on an annualized basis) of the average daily net assets of each Fund's outstanding Prime A Shares.

  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Funds. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed the annual rate of 0.75% of the average daily net assets attributable to each Fund's outstanding Prime B Shares. The fees paid to institutions for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets attributable to Prime B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Prime A Shares Plan and Prime B Shares Plan as follows:

                     PRIME A SHARES PLAN     PRIME B SHARES PLAN
                     -------------------     -------------------
FUND                    DISTRIBUTION       SERVICES    DISTRIBUTION
----                    ------------       --------    ------------
Asset Allocation Fund ....  $  124          $854          $2,561
Growth and Income Fund ...      95           257             772
Equity Growth Fund .......   1,145           684           2,054
Small Cap Value Fund .....     426           604           1,813
International Equity Fund       24           648           1,948

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares and Prime B Shares of the Funds each bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. In addition, Trust Shares bear additional transfer agency fees in order to compensate Liberty Funds Services, Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 2002, transfer agent charges for each series were as follows:

FUND                             RETAIL A  RETAIL B     TRUST
----                             --------  --------     -----
Asset Allocation Fund .........  $424,576  $230,217   $455,684
Equity Income Fund ............   258,379    45,518     22,118
Growth and Income Fund ........   445,673   116,922    485,884
Strategic Equity Fund .........    24,947     9,044      1,997
Equity Value Fund .............   370,644    79,778    118,704
Large Cap Value Fund ..........    26,141    75,864      9,685
Equity Growth Fund ............   764,198   353,268    560,518
Large Cap Growth Fund .........    19,600   115,200      6,624
Growth Fund II ................    63,038     5,056      5,357
Small Cap Value Fund ..........   247,187    25,898    134,393
Small Company Equity Fund .....   251,712    65,483    417,854
International Equity Fund .....   257,270    57,281    369,459



FUND                              PRIME A   PRIME B
----                              -------   -------
Asset Allocation Fund .........      $175     $461
Growth and Income Fund ........       145      150
Equity Growth Fund ............       135      415
Small Cap Value Fund ..........       281      589
International Equity Fund .....        78      232

  For the period January 1, 2001 through August 27, 2001, the Predecessor Pillar Funds paid transfer agent fees, which are included in the transfer agent fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001 of $112,831 for the Large Cap Value Fund and $130,108 for the Large Cap Growth Fund.

  Certain officers of the Trust are officers of Fleet and its affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum, plus certain other fees for attending or participating in meetings, as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust, VIP and Galaxy II is also entitled to additional fees for his services in this capacity. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

  Pursuant to procedures adopted by the Board of Trustees and in accordance with the 1940 Act, certain Funds placed a portion of their portfolio transactions with Quick & Reilly Institutional Trading, a division of Fleet Securities, Inc., and Robertson Stephens Inc., affiliates of the Investment Advisor. The commissions paid to Quick & Reilly Institutional Trading and Robertson Stephens Inc. for the year ended October 31, 2002 were as follows:

FUND                COMMISSIONS    FUND              COMMISSIONS
----                -----------    ----              -----------
Asset Allocation Fund  $ 66,540    Large Cap Value Fund  $69,400
Equity Income Fund       37,625    Equity Growth Fund     17,500
Growth and Income Fund   15,787    Large Cap Growth Fund  33,750
Strategic Equity Fund       492    Growth Fund II            250
Equity Value Fund       356,701    Small Company
                                    Equity Fund            2,300

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  Fleet and/or its affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the year ended October 31, 2002, Fleet and/or its affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                 FEES         EXPENSES
FUND                            WAIVED       REIMBURSED
----                           --------     ------------
Asset Allocation Fund ......   $ 39,134        $101,098
Equity Income Fund .........      6,000          27,125
Growth and Income Fund .....    120,689          52,339
Strategic Equity Fund ......    107,652          17,505
Equity Value Fund ..........      6,000              --
Large Cap Value Fund .......      6,000          65,554
Equity Growth Fund .........    499,881         157,599
Large Cap Growth Fund ......      6,312          77,450
Growth Fund II .............      6,000          29,505
Small Cap Value Fund .......     71,947              --
Small Company Equity Fund ..      6,000          51,959
International Equity Fund ..  1,347,128         202,666

5.    SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of each Fund, other than the Large Cap Value and Large Cap Growth Funds, bear the expense of payments under the Services Plan, Retail A Shares of the Large Cap Value and Large Cap Growth Funds bear the expense of payments under the Distribution Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2002 were as follows:

                                                   PURCHASES                          SALES
                                        ------------------------------  -------------------------------
FUND                                    U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
-----                                   --------------- --------------  ---------------- --------------
Asset Allocation Fund ...............     $31,041,411    $179,570,193    $43,311,091      $225,421,848
Equity Income Fund ..................              --     144,430,949      1,992,188       199,269,814
Growth and Income Fund ..............              --      88,513,029             --       162,806,738
Strategic Equity Fund* ..............              --      35,779,317             --        32,509,417
Equity Value Fund ...................              --     415,120,762             --       373,438,862
Large Cap Value Fund ................              --      41,734,806             --       115,922,453
Equity Growth Fund ..................              --     511,702,398             --       566,898,965
Large Cap Growth Fund ...............              --      31,445,879             --        88,060,543
Growth Fund II ......................              --      26,682,035             --        61,865,867
Small Cap Value Fund ................              --     278,108,050             --       131,779,541
Small Company Equity Fund ...........              --     371,444,898             --       423,707,081
International Equity Fund ...........              --     576,715,644             --       672,969,502

*The Strategic Equity Fund had a redemption in kind on January 11, 2002 which resulted in a redemption out of the Fund of $93,827,039. The redemption is comprised of securities and cash in the amounts of $83,530,666 and $10,296,373, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  The aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis at October 31, 2002 for each Fund is as follows:

FUND                                              APPRECIATION   (DEPRECIATION)         NET          COST
-----                                             ------------   -------------    ------------  ------------
Asset Allocation Fund ........................    $ 36,602,532  $ (59,232,755)   $ (22,630,223) $ 457,325,331
Equity Income Fund ...........................       6,173,395    (36,441,483)     (30,268,088)   214,501,422
Growth and Income Fund .......................      79,196,371   (108,699,921)     (29,503,550)   581,877,016
Strategic Equity Fund ........................       1,583,782     (5,721,618)      (4,137,836)    32,934,532
Equity Value Fund ............................      22,188,695    (42,264,088)     (20,075,393)   332,218,579
Large Cap Value Fund .........................      13,259,399     (9,867,488)       3,391,911     88,658,257
Equity Growth Fund ...........................     171,437,674   (193,445,170)     (22,007,496) 1,025,760,164
Large Cap Growth Fund ........................      10,480,756    (22,492,274)     (12,011,518)   118,885,870
Growth Fund II ...............................      10,289,230    (11,368,770)      (1,079,540)    61,125,339
Small Cap Value Fund .........................      58,729,965   (141,283,743)     (82,553,778)   691,234,382
Small Company Equity Fund ....................      26,257,912    (56,266,152)     (30,008,240)   313,433,559
International Equity Fund ....................      10,322,720    (60,956,371)     (50,633,651)   478,546,929



7.   FOREIGN SECURITIES

  Each Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement dated as of December 29, 1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating funds at the end of each calendar quarter. For the year ended October 31, 2002, no borrowings have been made by the Funds against the line of credit.

9.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Balanced Fund were transferred to the Galaxy Asset Allocation Fund in exchange for 389,256 Retail A Shares, 1,384,061 Retail B Shares and 1,077,072 Trust Shares of the Galaxy Asset Allocation Fund, (ii) all of the assets and liabilities of the Pillar Equity Income Fund were transferred to the Galaxy Equity Income Fund in exchange for 733,077 Retail A Shares, 948,149 Retail B Shares and 4,215,665 Trust Shares of the Galaxy Equity Income Fund, (iii) all of the assets and liabilities of the Pillar Equity Value Fund were transferred to the Galaxy Large Cap Value Fund in exchange for 887,677 Retail A Shares, 1,703,345 Retail B Shares and 13,364,789 Trust Shares of the Galaxy Large Cap Value Fund, (iv) all of the assets and liabilities of the Pillar Equity Growth Fund were transferred to the Galaxy Large Cap Growth Fund in exchange for 656,856 Retail A Shares, 3,512,061 Retail B Shares and 21,601,576 Trust Shares of the Galaxy Large Cap Growth Fund, (v) all of the assets and liabilities of the Pillar Mid Cap Fund were transferred to the Galaxy Growth Fund II in exchange for 763,737 Trust Shares of the Galaxy Growth Fund II, and (vi) all of the assets and liabilities of the Pillar International Equity Fund were transferred to the Galaxy International Equity Fund in exchange for 44,686 Retail A Shares, 1,816,673 Retail B Shares and 176,305 Trust Shares of the Galaxy International Equity Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Pillar Equity Value Fund and Pillar Equity Growth Fund, respectively. Following the reorganization, the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund changed their fiscal year-ends from December 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share and Unrealized Appreciation (Depreciation) associated with the transaction:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                              GALAXY                   PILLAR               GALAXY
                                         ASSET ALLOCATION             BALANCED         ASSET ALLOCATION
                                                FUND                     FUND                FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    634,352,052         $      44,468,412    $     678,820,464
Shares Outstanding ....................        40,632,497                 3,730,745           43,482,886
Retail A/Class A Net Asset Value,
   per share ..........................  $          15.62         $           11.96    $           15.62
Retail B/Class B Net Asset Value,
   per share ..........................  $          15.58         $           11.95    $           15.61
Trust /Class I Net Asset Value,
   per share ..........................  $          15.61         $           11.89    $           15.61
Unrealized Appreciation ...............  $     37,679,167         $       6,132,274    $      43,811,441


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                          EQUITY INCOME             EQUITY INCOME        EQUITY INCOME
                                              FUND                      FUND                 FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    247,184,933         $      82,808,091    $     329,993,024
Shares Outstanding ....................        17,567,619                 6,171,704           23,464,510
Retail A/Class A Net Asset Value,
   per share ..........................  $          14.06         $           13.45    $           14.06
Retail B/Class B Net Asset Value,
   per share ..........................  $          14.09         $           13.42    $           14.09
Trust /Class I Net Asset Value,
   per share ..........................  $          13.80         $           13.38    $           13.80
Unrealized Appreciation ...............  $      7,813,228         $      25,624,703    $      33,437,931


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                             GROWTH                   MID CAP               GROWTH
                                             FUND II                    FUND                FUND II
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    106,506,748         $       7,302,648    $     113,809,396
Shares Outstanding ....................        11,162,530                   814,595           11,926,267
Trust /Class I Net Asset Value,
   per share ..........................  $           9.56         $            8.97    $            9.56
Unrealized Appreciation ...............  $      5,643,855         $         879,811    $       6,523,666


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                   PILLAR               GALAXY
                                          INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                           EQUITY FUND               EQUITY FUND         EQUITY FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    675,865,645         $      26,104,525    $     701,970,170
Shares Outstanding ....................        52,736,904                 2,763,496           54,774,568
Retail A/Class A Net Asset Value,
   per share ..........................  $          12.63         $            9.43    $           12.63
Retail B/Class B Net Asset Value,
   per share ..........................  $          12.52         $            9.20    $           12.52
Trust /Class I Net Asset Value,
   per share ..........................  $          12.85         $            9.48    $           12.85
Unrealized (Depreciation) .............  $   (173,325,940)        $      (3,523,990)   $    (176,849,930)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

10.  CAPITAL LOSS CARRYFORWARDS

  At October 31, 2002, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Asset Allocation Fund* .....   $   260,595       2007
                                   330,406       2008
                                27,180,898       2010
Equity Income Fund .........    20,104,156       2010
Growth and Income Fund .....     2,882,225       2010
Strategic Equity Fund ......     2,149,527       2010
Equity Value Fund ..........    69,017,603       2010
Equity Growth Fund .........    41,527,758       2009
                                99,339,708       2010
Large Cap Growth Fund ......    23,163,665       2009
                                40,515,627       2010
Growth Fund II .............     2,971,232       2009
                                   938,652       2010
Small Company Equity Fund ..     7,869,522       2009
                                93,115,978       2010
International Equity Fund* .     4,901,661       2008
                               104,830,434       2009
                               219,682,429       2010

* The availability of a portion of these capital loss carryforwards ($591,001 with respect to the Asset Allocation Fund and $4,901,661 with respect to the International Equity Fund), which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

11.  RECLASSIFICATION OF ACCOUNTS

  During the year ended October 31, 2002, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to differences in the treatment of net operating losses, use of tax equalization, real estate investment trust adjustments, non-taxable security gains realized on redemptions in kind, foreign currency transactions and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                            UNDISTRIBUTED
                                          (OVERDISTRIBUTED)    ACCUMULATED
                                           NET INVESTMENT      NET REALIZED
FUND                      PAID-IN CAPITAL      INCOME           GAIN (LOSS)
----                      ---------------    ----------         -----------
 Asset Allocation Fund ..   $  590,974      $ 1,106,757       $  (1,697,731)
 Equity Income Fund .....       29,902         (455,720)            425,818
 Growth and
   Income Fund ..........           --             (494)                494
 Strategic Equity Fund ..   14,889,661            2,215         (14,891,876)
 Equity Value Fund ......     (835,538)         834,619                 919
 Large Cap
   Value Fund ...........    3,700,419          (21,324)         (3,679,095)
 Equity Growth Fund .....          (80)              80                 --
 Large Cap
   Growth Fund ..........     (356,722)         356,722                 --
 Growth Fund II .........     (593,820)         591,934               1,886
 Small Cap
   Value Fund ...........    5,859,452         (259,911)         (5,599,541)
 Small Company
Equity Fund .............   (3,343,760)       3,343,760                 --
 International Equity
   Fund .................           --        3,141,556          (3,141,556)

12.  DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during 2002 and 2001 was as follows:

                       DISTRIBUTIONS PAID IN 2002     DISTRIBUTIONS PAID IN 2001
                       --------------------------     --------------------------
                         ORDINARY    LONG-TERM         ORDINARY      LONG-TERM
  FUND                    INCOME   CAPITAL GAINS        INCOME     CAPITAL GAINS
  ----                    ------   -------------        -------    -------------
Asset Allocation Fund   $ 8,939,420  $        --    $ 14,900,775    $ 31,247,196
Equity Income Fund        3,881,548   12,491,618       2,722,965      39,895,699
Growth and
  Income Fund.....        2,339,161   25,685,830       2,663,810      84,112,835
Strategic
  Equity Fund.....        1,124,772    3,641,153         804,393       3,267,229
Equity Value Fund.               --   10,519,279      33,292,000      37,101,858
Large Cap
  Value Fund......          820,011           --         629,289              --
Equity Growth Fund               --           --              --     217,923,248
Large Cap
  Growth Fund ....               --           --              --              --
Growth Fund II....               --           --              --      13,249,779
Small Cap
  Value Fund......        8,625,684   39,447,563      23,596,489      33,921,969
Small Company
  Equity Fund.....                --          --              --      83,869,391
International
  Equity Fund.....       12,204,413           --      28,943,986     106,021,821

  There are no significant differences between the distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED   UNREALIZED
                      CAPITAL LOSS     ORDINARY      LONG-TERM     APPRECIATION
  FUND                CARRYFORWARD      INCOME          GAIN      (DEPRECIATION)
  ----                ------------    ----------      --------   ---------------
Asset Allocation
  Fund ............  $(27,771,899)   $ 1,127,199     $    --      $ (22,630,223)
Equity Income
  Fund.............   (20,104,156)       450,951          --        (30,268,088)
Growth and
  Income Fund......    (2,882,225)       331,059          --        (29,503,550)
Strategic Equity
  Fund.............    (2,149,527)        34,488          --         (4,137,836)
Equity Value Fund     (69,017,603)            --          --        (20,075,393)
Large Cap
  Value Fund.......             --        50,443   8,703,497          3,391,911
Equity Growth
  Fund.............  (140,867,466)     1,833,250          --        (22,007,496)
Large Cap
  Growth Fund......   (63,679,292)            --          --        (12,011,518)
Growth Fund II.....    (3,909,884)            --          --         (1,079,518)
Small Cap
  Value Fund.......            --      8,399,286  23,626,660        (82,553,778)
Small Company
  Equity Fund......  (100,985,500)            --          --        (30,008,240)
International
  Equity Fund......  (329,414,524)     4,371,741          --        (50,583,638)

13.  TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2002, the Funds earned income from direct obligations of the U.S. Government as follows:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Asset Allocation Fund ...........       3.85%
Equity Income ...................       1.10%



  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

  During the fiscal year ended October 31, 2002, the Funds listed below designate the following amounts as long-term capital gains:

                                      LONG-TERM
FUND                                 GAINS PAID
----                                 ----------
Equity Income Fund ...............  $12,491,618
Growth and Income Fund ...........   25,686,377
Strategic Equity Fund ............    3,641,596
Equity Value Fund ................   10,519,279
Large Cap Value Fund .............   12,382,592
Small Cap Value Fund .............   43,783,945

  Of the ordinary income (including short-term capital gain) distributions made during the fiscal year ended October 31, 2002, the Funds qualified for the dividends received deduction available to corporate shareholders as follows:

                                    CORPORATE DIVIDENDS
FUND                                RECEIVED DEDUCTION
----                                ------------------
Asset Allocation Fund ............           33.41%
Equity Income Fund ...............          100.00%
Growth and Income Fund ...........          100.00%
Strategic Equity Fund ............          100.00%
Large Cap Value Fund .............          100.00%
Small Cap Value Fund .............           49.18%

  If the International Equity Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

  For the fiscal year ended October 31, 2002, the International Equity Fund derived $9,002,056 of gross income from foreign sources and paid foreign taxes of $1,030,095 (representing $0.2007 and $0.0230 per share, respectively).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

14.  TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

  The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free 1-800-345-6611.


                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               ----------      -----------            -------------------       ----------        -------------------

INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.3  Chairman &      Since 4/2/86    Chairman & Director, Vicks Lithograph   52    Director, Utica First
Insurance              Trustee                         & Printing Corporation (book                  Company; Director, SBU Bank;
Age 69                                                 manufacturing).                               Director, Partners Trust
                                                                                                     Financial Group; Director,
                                                                                                     Monitor Life Insurance Company;
                                                                                                     Director, Commercial Travelers
                                                                                                     Mutual Insurance Company.


Louis DeThomasis         Trustee       Since 7/24/86   President, Saint Mary's University      52    None
Age 62                                                 of Minnesota.

Kenneth A. Froot5        Trustee       Since 12/5/00   Professor of Finance,                   52    None
Age 45                                                 Harvard University.

James M. Seed            Trustee       Since 5/26/88   President, The Astra Ventures,          52    Chairman and Director, Fischer
Age 61                                                 Incorporated (oil and gas exploration;        -Watt Gold Co.; Director, XSCI,
                                                       private equity).                              Inc.

INTERESTED TRUSTEE
------------------
John T. O'Neill6         Trustee       Since 2/25/88   Private Investor; Executive Vice        52    None
Age 58                                                 President and Chief Financial Officer,
                                                       Hasbro, Inc. (toy and game
                                                       manufacturer) until December 1999.

OFFICERS
--------
Keith T. Banks7         President      Since 9/5/02    Chief Investment Officer and Chief      N/A   N/A
590 Madison Avenue                                     Executive Officer, Columbia
36th Floor                                             Management Group, Inc., since
Mail Stop NY EH 30636A                                 August 2000; Managing Director and
New York, NY 10022                                     Head of U.S. Equity, J.P. Morgan
Age 46                                                 Investment Management, from
                                                       November 1996 to August 2000.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                        TERM OF OFFICE                                      FUND COMPLEX3
NAME, ADDRESS         POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1                 WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS          BY TRUSTEE         HELD BY TRUSTEE4
--------                 ----------      -----------            -------------------          ----------        -------------------

Joseph R. Palombo8      Vice President    Since 9/5/02      Chief Operating Officer, Columbia       N/A                   N/A
One Financial Center                                        Management Group, Inc., since
Boston, MA 02111                                            November 2001; Chief Operations
Age 48                                                      Officer of Mutual Funds, Liberty
                                                            Financial Companies, Inc., from
                                                            August 2000 to November 2001;
                                                            Executive Vice Pr esident, Stein
                                                            Roe & Farnham Incorporated, since
                                                            April 1999 and Director since
                                                            September 2000; Executive Vice
                                                            President and Director, Colonial
                                                            Management Associates, Inc.,
                                                            since April 1999; Executive Vice
                                                            President and Chief
                                                            Administrative Officer, Liberty
                                                            Funds Group, LLC, since April
                                                            1999; Trustee and Chairman of the
                                                            Board, the Stein Roe Family of
                                                            Funds, since October 2000;
                                                            Manager, Stein Roe Floating Rate
                                                            Limited Liability Company, since
                                                            October 2000; Vice President, the
                                                            Liberty Funds, from April 1999 to
                                                            August 2000; Chief Operating
                                                            Officer and Chief Compliance
                                                            Officer, Putnam Mutual Funds,
                                                            from December 1993 to March 1999.

Glen P. Martin9         Vice President      Since 9/5/02    Director, Strategy and Product           N/A                   N/A
One Financial Center                                        Management Division, and Senior Vice
Boston, MA  02111                                           President, Columbia Management
Age 43                                                      Group, Inc., since March 2002; Interim
                                                            Managing Director, Mutual Fund
                                                            Division, and Senior Vice
                                                            President, Fleet Asset
                                                            Management, from April 2001 to
                                                            March 2002; Director, Product
                                                            Development and Marketing and
                                                            Senior Vice President, Fleet
                                                            Investment Management, from 1999
                                                            to April 2001; Investment
                                                            Marketing Manager and Vice
                                                            President, Fleet Investment
                                                            Management, from 1997 to 1999.

Vicki L. Benjamin10    Chief Accounting     Since 9/5/02    Vice President, Liberty Funds Group,      N/A                   N/A
One Financial Center   Officer and Controller               LLC, since April 2001; Vice President,
Boston, MA 02111                                            Corporate Audit, State Street Bank and
Age 40                                                      Trust Company, from May 1998 to
                                                            April 2001; Senior Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1997 to May 1998; Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1994 to June 1997.

J. Kevin Connaughton11     Treasurer        Since 9/5/02    Senior Vice President, Liberty Funds      N/A                   N/A
One Financial Center                                        Group, LLC, since January 2001; Vice
Boston, MA 02111                                            President, Liberty Funds Group, LLC,
Age 37                                                      from April 2000 to January 2001; Vice
                                                            President, Colonial Management
                                                            Associates, Inc., from February 1998 to
                                                            October 2000; Senior Tax Manager,
                                                            Coopers & Lybrand, LLP, from April 1996
                                                            to January 1998.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               -----------     ------------           -------------------       ----------        -------------------

W. Bruce McConnel12     Secretary      Since 4/3/86        Partner of the law firm Drinker     N/A                   N/A
One Logan Square                                           Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 59


------------------------------------------------------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston,
       Massachusetts 02111, Attn: Glen P. Martin.
2.     Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with
       Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's
       Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment advisor, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (39 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios) and Galaxy Fund II (5 open-end investment company portfolios). In addition to
       Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund and Galaxy Fund II.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities
       Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National
       Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial
       Corporation.
7.     Mr. Banks also serves as President of The Galaxy VIP Fund, Galaxy Fund II and the Liberty Family of Funds ("Liberty
       Funds"). The Liberty Funds consist of 53 open-end and 9 closed-end investment company portfolios.
8.     Mr. Palombo also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
9.     Mr. Martin also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
10.    Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, Galaxy Fund II, the
       Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star
       Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
11.    Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds and the Liberty
       All-Star Funds.
12.    Mr. McConnel also serves as Secretary of The Galaxy VIP Fund and Galaxy Fund II.


15.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)


  In connection with the consolidation of its mutual fund operations, CMG proposed the reorganization of the Funds and certain other Galaxy portfolios into corresponding portfolios of other investment companies managed by Fleet and its affiliates. CMG proposed that the Funds be reorganized into corresponding portfolios of Liberty-Stein Roe Funds Investment Trust ("Liberty-Stein Roe"), Columbia Growth Fund, Inc. ("Columbia Growth") and Columbia Special Fund, Inc. ("Columbia Special" and, collectively with Liberty-Stein Roe and Columbia Growth, the "Liberty/Columbia Funds"). On June 17, 2002, Galaxy's Board of Trustees approved Agreements and Plans of Reorganization among Galaxy, CMG and each of Liberty-Stein Roe, Columbia Growth and Columbia Special. The Liberty/Columbia Funds' Boards of Trustees also approved the Agreements and Plans of Reorganization. At a special meeting of shareholders held on October 18, 2002, shareholders of the Funds approved the Agreements and Plans of Reorganization with respect to their respective Funds. The following were the results of the vote:

      FUND                        FOR             AGAINST        ABSTAIN
     ------                     -------          ---------      ---------
Galaxy Asset
  Allocation Fund ........   18,381,592.788     450,110.279   1,145,290.160
Galaxy Equity
  Income Fund ............   10,730,037.217     174,098.532     234,207.318
Galaxy Growth and
  Income Fund ............   40,861,006.730     503,720.690     690,585.638
Galaxy Strategic
  Equity Fund ............    2,219,734.900      16,529.385      21,485.313
Galaxy Equity
  Value Fund .............   16,841,790.405     230,919.006     291,608.154
Galaxy Equity
  Growth Fund ............   32,704,142.500     304,474.277     360,325.696
Galaxy Growth
  Fund II ................    6,646,480.159      64,869.369      62,772.369
Galaxy International
  Equity Fund ............   32,732,607.925     179,437.059     516,444.654
Galaxy Small Cap
  Value Fund .............   26,185,262.619     141,791.920     124,586.941
Galaxy Small Company
  Equity Fund ............   19,061,753.849     129,262.849     158,716.633
Galaxy Large Cap
  Value Fund .............    7,185,897.762      56,985.774      26,374.485
Galaxy Large Cap
  Growth Fund ............   15,177,968.127      87,851.494      12,772.000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

16. SUBSEQUENT EVENT - COMPLETION OF THE REORGANIZATION OF THE FUNDS (UNAUDITED)


  As of December 9, 2002, the reorganization of each Fund had been completed. In connection with the reorganization, the assets and liabilities of each Fund were transferred to corresponding portfolios of the Liberty/Columbia Funds as follows:

GALAXY FUND                          CORRESPONDING LIBERTY/COLUMBIA FUND
-----------                          -----------------------------------
Galaxy Asset Allocation Fund         Liberty Asset Allocation Fund
Galaxy Equity Income Fund            Liberty Strategic Equity Fund
Galaxy Growth and Income Fund        Liberty Large Cap Core Fund
Galaxy Strategic Equity Fund         Liberty Strategic Equity Fund
Galaxy Equity Value Fund             Liberty Equity Value Fund
Galaxy Large Cap Value Fund          Liberty Large Cap Core Fund
Galaxy Equity Growth Fund            Liberty Equity Growth Fund
Galaxy Large Cap Growth Fund         Columbia Growth Fund
Galaxy Growth Fund II                Columbia Special Fund
Galaxy Small Cap Value Fund          Liberty Small Cap Fund
Galaxy Small Company Equity Fund     Liberty Small Company Equity Fund
Galaxy International Equity Fund     Liberty International Equity Fund

  Each of the Liberty Asset Allocation Fund, Liberty Equity Value Fund, Liberty Equity Growth Fund, Liberty International Equity Fund, Liberty Small Cap Fund and Liberty Small Company Equity Fund is continuing the business, including carrying forward the financial and performance history, of its corresponding Galaxy Fund following the reorganization. The Liberty Large Cap Core Fund and Liberty Strategic Equity Fund are continuing the business, including carrying forward the financial and performance history, of the Galaxy Growth and Income Fund and Galaxy Strategic Equity Fund, respectively.


  On November 18, 2002, the Galaxy Asset Allocation Fund changed its name to the Liberty Asset Allocation Fund and then acquired all the net assets of the Stein Roe Balanced Fund pursuant to a plan of reorganization approved by the Galaxy Asset Allocation Fund and the Stein Roe Balanced Fund shareholders on October 18, 2002. All assets of the Stein Roe Balanced Fund have been transferred to the Liberty Asset Allocation Fund in a tax-free exchange and shareholders of the Stein Roe Balanced Fund have received 9,749,490 shares of the Liberty Asset Allocation Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                 STEIN ROE              LIBERTY
                                          ASSET ALLOCATION FUND        BALANCED FUND     ASSET ALLOCATION FUND
                                          ---------------------      -----------------   ----------------------
Net Assets ...........................    $         441,389,479      $     127,523,327   $          568,912,806
Shares Outstanding ...................               33,733,620              6,018,995               43,483,110
Unrealized Appreciation (Depreciation)    $         (11,244,930)     $       8,458,670   $           (2,786,260)

  On November 18, 2002, the Liberty Equity Growth Fund acquired all the net assets of the Galaxy Equity Growth Fund pursuant to a plan of reorganization approved by the Galaxy Equity Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Growth Fund have been transferred to the Liberty Equity Growth Fund in a tax-free exchange and shareholders of the Galaxy Equity Growth Fund have received 61,868,864 shares of the Liberty Equity Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                 LIBERTY
                                             EQUITY GROWTH             EQUITY GROWTH          EQUITY GROWTH
                                                 FUND                      FUND                   FUND
                                             ---------------         -----------------       ----------------
Net Assets .............................     $            --         $   1,028,481,672       $  1,028,481,672
Shares Outstanding .....................                  --                61,868,864             61,868,864
Unrealized Appreciation ................     $            --         $      30,628,601       $     30,628,601

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  On November 18, 2002, the Liberty Small Cap Fund acquired all the net assets of the Galaxy Small Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Small Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Small Cap Value Fund have been transferred to the Liberty Small Cap Fund in a tax-free exchange and shareholders of the Galaxy Small Cap Value Fund have received 48,153,160 shares of the Liberty Small Cap Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL CAP FUND         SMALL CAP VALUE FUND     SMALL CAP FUND
                                             ---------------        --------------------     ----------------
Net Assets ............................      $            --        $        623,960,218     $     623,960,218
Shares Outstanding ....................                   --                  48,153,160            48,153,160
Unrealized (Depreciation) .............      $            --        $        (70,900,907)    $     (70,900,907)

On November 18, 2002, the Liberty Small Company Equity Fund acquired all the net assets of the Galaxy Small Company Equity Fund pursuant to a plan of reorganization approved by the Galaxy Small Company Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Small Company Equity Fund have been transferred to the Liberty Small Company Equity Fund in a tax-free exchange and shareholders of the Galaxy Small Company Equity Fund have received 24,202,949 shares of the Liberty Small Company Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL COMPANY             SMALL COMPANY         SMALL COMPANY
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets .............................     $            --        $        294,512,234     $    294,512,234
Shares Outstanding .....................                  --                  24,202,949           24,202,949
Unrealized (Depreciation) ..............     $            --        $        (16,396,104)    $    (16,396,104)

On November 18, 2002, the Liberty International Equity Fund acquired all the net assets of the Galaxy International Equity Fund pursuant to a plan of reorganization approved by the Galaxy International Equity Fund shareholders on October 18, 2002. All assets of the Galaxy International Equity Fund have been transferred to the Liberty International Equity Fund in a tax-free exchange and shareholders of the Galaxy International Equity Fund have received 44,747,739 shares of the Liberty International Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                LIBERTY
                                              INTERNATIONAL             INTERNATIONAL         INTERNATIONAL
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets ...............................   $            --        $        426,119,802     $    426,119,802
Shares Outstanding .......................                --                  44,747,739           44,747,739
Unrealized (Depreciation) ................   $            --        $        (37,562,272)    $    (37,562,272)

On November 25, 2002, the Galaxy Strategic Equity Fund changed its name to the Liberty Strategic Equity Fund and then acquired all the net assets of the Galaxy Equity Income Fund pursuant to a plan of reorganization approved by the Galaxy Equity Income Fund and Galaxy Strategic Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Income Fund have been transferred to the Liberty Strategic Equity Fund in a tax-free exchange and shareholders of the Galaxy Equity Income Fund have received 20,955,089 shares of the Liberty Strategic Equity Fund in exchange for their shares as follows:



                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   LIBERTY                 GALAXY                LIBERTY
                                            STRATEGIC EQUITY FUND    EQUITY INCOME FUND   STRATEGIC EQUITY FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $          30,204,471    $      188,556,383   $         218,760,854
Shares Outstanding ......................               3,357,398            18,058,510              24,312,487
Unrealized (Depreciation) ...............   $          (2,422,372)   $      (19,625,587)  $         (22,047,959)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

On November 25, 2002, the Liberty Equity Value Fund acquired all the net assets of the Galaxy Equity Value Fund pursuant to a plan of reorganization approved by the Galaxy Equity Value Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Value Fund have been transferred to the Liberty Equity Value Fund in a tax-free exchange and shareholders of the Galaxy Equity Value Fund have received 31,719,272 shares of the Liberty Equity Value Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                  LIBERTY                 GALAXY                LIBERTY
                                              EQUITY VALUE FUND      EQUITY VALUE FUND     EQUITY VALUE FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $                  --    $      321,534,976   $         321,534,976
Shares Outstanding ......................                      --            31,719,272              31,719,272
Unrealized (Depreciation) ...............   $                  --    $       (2,724,070)  $          (2,724,070)

On December 9, 2002, the Galaxy Growth and Income Fund changed its name to the Liberty Large Cap Core Fund and then acquired all the net assets of the Galaxy Large Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Growth and Income Fund and Galaxy Large Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Value Fund have been transferred to the Liberty Large Cap Core Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Value Fund have received 8,506,336 shares of the Liberty Large Cap Core Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                  GALAXY                LIBERTY
                                                 LARGE CAP               LARGE CAP             LARGE CAP
                                                 CORE FUND               VALUE FUND             CORE FUND
                                            ---------------------    ------------------      ----------------
Net Assets ...............................  $         560,578,780    $       88,215,757      $    648,794,537
Shares Outstanding .......................             54,028,560             9,528,591            62,534,896
Unrealized Appreciation (Depreciation) ...  $         (15,045,902)   $        3,841,144      $    (11,204,758)

On December 9, 2002, the Columbia Growth Fund acquired all the net assets of the Galaxy Large Cap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Large Cap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Growth Fund have been transferred to the Columbia Growth Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Growth Fund have received 4,941,065 shares of the Columbia Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   COLUMBIA               GALAXY                COLUMBIA
                                                 GROWTH FUND       LARGE CAP GROWTH FUND       GROWTH FUND
                                            ---------------------  ---------------------     ----------------
Net Assets ..............................   $         798,985,765  $         108,315,197     $    907,300,962
Shares Outstanding ......................              36,450,327             17,270,155           41,391,402
Unrealized Appreciation (Depreciation) ..   $          81,833,499  $          (8,049,749)    $     73,783,750

On December 9, 2002, the Columbia Special Fund acquired all the net assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have been transferred to the Columbia Special Fund in a tax-free exchange and shareholders of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have received 3,693,522, 13,391,313 and 1,926,436 shares, respectively, of the Columbia Special Fund in exchange for their shares as follows:

                                                                        BEFORE                                        AFTER
                                                                      ACQUISITION                                   ACQUISITION
                                           -------------------------------------------------------------------     -------------
                                               COLUMBIA           GALAXY     STEIN ROE CAPITAL     LIBERTY           COLUMBIA
                                               SPECIAL           GROWTH        OPPORTUNITIES     MIDCAP GROWTH        SPECIAL
                                                FUND             FUND II           FUND              FUND              FUND
                                           --------------     --------------   --------------    --------------    -------------
Net Assets .............................    $588,307,694      $ 56,786,294      $205,776,298     $  29,609,516      $880,479,802
Shares Outstanding .....................      38,277,702         7,611,425        11,563,174         3,621,177        57,288,973
Unrealized Appreciation ................    $ 33,929,976      $    419,666      $  4,912,798     $   1,312,196      $ 40,574,636

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund (twelve of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of October 31, 2002, and the related statements of operations for the year then ended, and for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, the statements of changes in net assets and the financial highlights for the year ended October 31, 2002 and for the period from January 1, 2001 to October 31, 2001, for the Galaxy Growth Fund II, the statements of changes in net assets and financial highlights for each of the two years in the period ended October 31, 2002, and the financial highlights for the period from June 1, 2000 to October 31, 2000, and for the remaining Funds, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth & Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the three years in the period ended May 31, 2000, for the Galaxy Growth Fund II, were audited by other auditors whose report dated July 17, 2000 expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended December 31, 2000, and the financial highlights for each of the four years in the period then ended, for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, were audited by other auditors whose report, dated February 15, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund portfolios of The Galaxy Fund at October 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

ERNST AND YOUNG LOGO ART


Boston, Massachusetts
December 12, 2002

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

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------


COMMON STOCKS - 60.64%

                  CONSUMER STAPLES - 13.15%

     80,300       Aetna, Inc................................... $  3,236,090
     50,000       Cardinal Health, Inc.........................    3,460,500
    120,200       Concord EFS, Inc.*...........................    1,716,456
     44,400       Forest Laboratories, Inc.*...................    4,350,756
     40,900       General Mills, Inc...........................    1,689,988
     70,000       Johnson & Johnson Co.........................    4,112,500
     59,500       Kraft Foods, Inc., Class A...................    2,350,250
    100,000       Medtronic, Inc...............................    4,480,000
    120,000       Merck & Co., Inc.............................    6,508,800
      8,529       Monsanto Co..................................      140,984
    103,300       PepsiCo, Inc.................................    4,555,530
    240,000       Pfizer, Inc..................................    7,624,800
     50,000       Pharmacia Corp...............................    2,150,000
     88,600       Philip Morris Cos., Inc......................    3,610,450
     50,000       Procter & Gamble Co..........................    4,422,500
     38,200       Wellpoint Health Networks, Inc.*.............    2,873,022
                                                                ------------
                                                                  57,282,626
                                                                ------------

                  FINANCE - 11.34%

    140,000       American International Group, Inc. ..........    8,757,000
     40,000       Bank of America Corp.........................    2,792,000
     97,400       Bank of New York Co., Inc....................    2,532,400
         53       Berkshire Hathaway, Inc., Class A* ..........    3,932,070
     57,000       Capital One Financial Corp...................    1,736,790
    249,000       Citigroup, Inc...............................    9,200,550
     50,000       Fannie Mae...................................    3,343,000
     60,700       Freddie Mac..................................    3,737,906
    160,000       JPMorgan Chase & Co..........................    3,320,000
     50,000       Merrill Lynch & Co., Inc.....................    1,897,500
     58,900       Radian Group, Inc............................    2,077,403
    119,700       Wells Fargo & Co.............................    6,041,259
                                                                ------------
                                                                  49,367,878
                                                                ------------

                  TECHNOLOGY - 8.07%

    120,000       Analog Devices, Inc.*........................    3,216,000
    240,000       Applied Materials, Inc.*.....................    3,607,200
    120,000       Dell Computer Corp.*.........................    3,433,200
     75,000       Electronic Data Systems Corp.................    1,129,500
    330,000       EMC Corp.*...................................    1,686,300
    100,000       First Data Corp..............................    3,494,000
     70,000       IBM Corp.....................................    5,525,800
    200,000       Intel Corp...................................    3,460,000
    120,000       Microsoft Corp.*.............................    6,416,400
    200,000       Texas Instruments, Inc.......................    3,172,000
                                                                ------------
                                                                  35,140,400
                                                                ------------

                  COMMUNICATIONS - 6.86%

    150,000       AOL Time Warner, Inc.*.......................    2,212,500
    350,000       Cisco Systems, Inc.*.........................    3,913,000
    160,000       Comcast Corp., Class A*......................    3,681,600
    123,100       Interpublic Group of Cos., Inc...............    1,473,507
    295,000       Liberty Media Corp., Class A*................    2,439,650


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

          1       Qwest Communications International, Inc. .... $          3
    140,000       SBC Communications, Inc......................    3,592,400
    148,400       Verizon Communications, Inc..................    5,603,584
    100,000       Viacom, Inc., Class B*.......................    4,461,000
    150,000       Walt Disney Co...............................    2,505,000
                                                                ------------
                                                                  29,882,244
                                                                ------------
                  INDEX FUNDS - 6.80%

    149,000       iShares MSCI EAFE Index Fund.................   14,728,650
    192,000       Midcap SPDR Trust Series 1...................   14,901,120
                                                                ------------
                                                                  29,629,770
                                                                ------------

                  INDUSTRIAL - 5.42%

     29,700       3M Co........................................    3,770,118
     45,000       Caterpillar, Inc.............................    1,838,250
     35,300       Emerson Electric Co..........................    1,700,754
    240,000       Flextronics International, Ltd.*.............    2,006,400
    250,000       General Electric Co..........................    6,312,500
     43,200       Illinois Tool Works, Inc.....................    2,652,480
     73,000       Raytheon Co..................................    2,153,500
     51,700       United Technologies Corp.....................    3,188,339
                                                                ------------
                                                                  23,622,341
                                                                ------------

                  ENERGY - 4.21%

     30,000       BP Plc, ADR..................................    1,153,500
     60,801       ConocoPhillips...............................    2,948,848
    155,840       Exxon Mobil Corp.............................    5,245,574
     80,000       Kerr-McGee Corp..............................    3,480,000
    100,000       Noble Corp.*.................................    3,232,000
     73,000       Smith International, Inc.*...................    2,281,980
                                                                ------------
                                                                  18,341,902
                                                                ------------

                  CONSUMER CYCLICAL - 3.59%

     96,000       CVS Corp.....................................    2,662,080
    180,000       Home Depot, Inc..............................    5,198,400
     48,500       Kohl's Corp.*................................    2,834,825
    131,000       McDonald's Corp..............................    2,372,410
     84,500       Target Corp..................................    2,545,140
                                                                ------------
                                                                  15,612,855
                                                                ------------

                  BASIC MATERIALS - 0.95%

     98,000       Georgia-Pacific Corp.........................    1,195,600
     49,000       International Paper Co.......................    1,711,570
     29,600       Nucor Corp...................................    1,247,344
                                                                ------------
                                                                   4,154,514
                                                                ------------

                  UTILITIES - 0.25%

    101,200       PG&E Corp.*..................................    1,098,020
                                                                ------------
                  TOTAL COMMON STOCKS .........................  264,132,550
                                                                ------------
                  (Cost $294,812,548)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.78%

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 7.62%

$ 2,388,119       6.12%, 10/01/08 , Pool # 380999.............. $  2,592,602
    259,099       6.00%, 01/01/09 , Pool # 269929..............      273,025
  1,555,000       6.38%, 06/15/09..............................    1,785,280
  1,000,000       7.25%, 01/15/10..............................    1,201,652
     92,013       6.50%, 03/01/11 , Pool # 343824..............       97,017
     98,781       6.00%, 06/01/14 , Pool # 484967..............      103,504
  1,083,634       6.00%, 06/01/14 , Pool # 499193..............    1,135,445
    437,096       6.00%, 06/01/14 , Pool # 500131..............      457,995
    731,503       7.00%, 03/01/15 , Pool # 535200..............      775,165
    464,961       7.50%, 06/01/15 , Pool # 540078..............      495,039
    322,673       7.50%, 08/01/15 , Pool # 548844..............      343,546
    228,157       7.50%, 09/01/15 , Pool # 552002..............      242,916
  1,864,995       5.50%, 05/01/16 , Pool # 357124..............    1,926,190
    101,255       7.00%, 07/01/16 , Pool # 253881..............      107,267
    115,829       6.50%, 01/01/26 , Pool # 303676..............      120,571
  1,250,000       6.25%, 05/15/29..............................    1,347,508
    202,440       8.00%, 12/01/29 , Pool # 535031..............      217,180
    473,522       8.00%, 04/01/30 , Pool # 526425..............      506,521
    286,758       8.00%, 04/01/30 , Pool # 531218..............      306,742
    166,021       8.00%, 04/01/30 , Pool # 534220..............      177,590
    101,441       8.00%, 04/01/30 , Pool # 537131..............      108,510
     73,266       8.00%, 05/01/30 , Pool # 534205..............       78,371
    500,000       7.25%, 05/15/30..............................      609,031
  1,459,670       7.00%, 02/01/31 , Pool # 567157..............    1,525,355
  1,074,298       7.50%, 02/01/31 , Pool # 595387..............    1,136,742
  2,280,207       6.00%, 07/01/31 , Pool # 594716..............    2,347,901
  3,300,616       7.00%, 07/01/31 , Pool # 596213..............    3,449,144
    306,549       7.50%, 07/01/31 , Pool # 253929..............      324,367
  5,571,083       6.50%, 08/01/31 , Pool # 595999..............    5,776,517
    152,097       8.00%, 08/01/31 , Pool # 593098..............      162,697
  3,333,486       6.50%, 10/01/31 , Pool # 254007..............    3,456,409
                                                                ------------
                                                                  33,187,799
                                                                ------------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 3.13%

    102,301       6.00%, 04/15/13 , Pool # 471839..............      108,087
    138,975       6.50%, 05/15/13 , Pool # 473566..............      147,010
     96,317       6.50%, 06/15/13 , Pool # 476470..............      101,886
    189,029       6.50%, 08/15/13 , Pool # 486453..............      199,957
     40,882       6.50%, 11/15/13 , Pool # 454228..............       43,246
    124,435       6.50%, 11/15/13 , Pool # 477529..............      131,629
    418,867       6.50%, 11/15/13 , Pool # 483663..............      443,083
    103,889       6.50%, 11/15/13 , Pool # 493623..............      109,895
  1,463,017       7.00%, 11/15/13 , Pool # 780921..............    1,562,685
    273,931       6.50%, 07/15/14 , Pool # 494014..............      289,426
    169,512       9.00%, 12/15/17 , Pool # 780201..............      188,476
     46,662       7.50%, 06/15/23 , Pool # 346618..............       49,972
    219,782       7.50%, 01/15/26 , Pool # 417191..............      234,617
    117,670       6.50%, 01/15/29 , Pool # 482909..............      122,818
  1,664,546       6.00%, 03/15/29 , Pool # 476986..............    1,728,007
    516,741       6.50%, 03/15/29 , Pool # 464613..............      539,349
    597,832       6.50%, 04/15/29 , Pool # 473682..............      623,987
    490,662       6.50%, 04/15/29 , Pool # 483349..............      512,128
  1,145,082       6.50%, 04/15/29 , Pool # 488234..............    1,195,180



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$ 1,392,669       6.50%, 05/15/29 , Pool # 487199..............  $ 1,453,599
    333,307       7.00%, 05/15/29 , Pool # 507929..............      350,493
    521,376       7.00%, 09/15/29 , Pool # 510394..............      548,259
    583,486       7.50%, 09/15/29 , Pool # 466164..............      621,047
    304,549       7.50%, 09/15/29 , Pool # 478707..............      324,154
     33,178       7.50%, 09/15/29 , Pool # 510409..............       35,313
    209,434       7.50%, 09/15/29 , Pool # 510424..............      222,916
    315,249       7.50%, 09/15/29 , Pool # 511482..............      335,544
     63,925       8.50%, 12/15/30 , Pool # 781222..............       69,159
    990,420       7.00%, 06/15/31 , Pool # 426776..............    1,040,560
    297,015       6.50%, 07/15/31 , Pool # 555841..............      309,731
                                                                ------------
                                                                  13,642,213
                                                                ------------

                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 2.57%

  1,800,000       6.25%, 07/15/04..............................    1,933,727
    500,000       6.70%, 01/09/07..............................      574,404
    500,000       5.75%, 03/15/09..............................      556,002
  1,725,000       5.88%, 03/21/11..............................    1,868,303
    300,000       6.00%, 06/15/11..............................      335,588
    114,767       7.50%, 07/01/15 , Pool # E80965, Gold .......      122,048
      6,585       7.50%, 08/01/15 , Pool # E81252, Gold .......        7,003
    271,310       8.00%, 09/01/15 , Pool # E00881, Gold .......      289,623
    171,445       6.50%, 07/01/16 , Pool # E00996, Gold .......      180,017
  1,576,812       6.00%, 11/01/28 , Pool # C00680, Gold .......    1,629,536
    317,923       7.00%, 04/01/29 , Pool # C00756, Gold .......      332,428
    359,719       7.50%, 01/01/30 , Pool # C35185, Gold .......      380,177
    150,000       6.75%, 03/15/31..............................      173,533
    174,471       7.00%, 06/01/31 , Pool # C01188, Gold .......      182,213
    227,781       6.50%, 07/01/31 , Pool # C55192, Gold .......      236,394
  2,287,900       7.00%, 08/01/31 , Pool # C01211, Gold .......    2,389,425
                                                                ------------
                                                                  11,190,421
                                                                ------------

                  U.S. TREASURY NOTES - 1.81%

    675,000       3.38%, 04/30/04..............................      693,697
    430,000       2.88%, 06/30/04..............................      439,184
  2,600,000       2.13%, 08/31/04..............................    2,623,600
  1,000,000       2.13%, 10/31/04..............................    1,007,109
    200,000       6.75%, 05/15/05..............................      223,813
  1,375,000       3.25%, 08/15/07..............................    1,407,066
    950,000       5.63%, 05/15/08..............................    1,075,388
    400,000       4.38%, 08/15/12..............................      415,375
                                                                ------------
                                                                   7,885,232
                                                                ------------

                  U.S. TREASURY BONDS - 1.33%

    300,000       12.00%, 08/15/13.............................      437,988
    950,000       7.50%, 11/15/16..............................    1,224,981
    720,000       8.88%, 08/15/17..............................    1,036,519
  1,150,000       8.13%, 08/15/19..............................    1,573,075
    850,000       7.88%, 02/15/21..............................    1,143,781
     90,000       5.25%, 02/15/29..............................       91,227
    250,000       5.38%, 02/15/31..............................      263,955
                                                                ------------
                                                                   5,771,526
                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  FEDERAL FARM CREDIT BANK - 0.26%

$ 1,000,000       6.00%, 01/07/08, MTN......................... $  1,123,227
                                                                ------------

                  FEDERAL HOME LOAN BANK - 0.06%

    250,000       5.80%, 09/02/08..............................      278,225
                                                                ------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS .................................   73,078,643
                                                                ------------
                  (Cost $68,764,519)

CORPORATE NOTES AND BONDS - 14.41%

  2,500,000       AIG SunAmerica Global Financing
                  Senior Note
                  5.20%, 05/10/04 (C)..........................    2,608,967
    500,000       Alcoa, Inc.
                  7.38%, 08/01/10   ...........................      587,288
    500,000       Amoco Co.
                  6.25%, 10/15/04   ...........................      538,099
    750,000       AOL Time Warner, Inc.
                  6.88%, 05/01/12   ...........................      742,446
    250,000       AOL Time Warner, Inc., Debenture
                  7.63%, 04/15/31   ...........................      227,272
    300,000       AT&T Corp., Senior Note
                  8.00%, 11/15/31   ...........................      287,437
    350,000       Atlantic Richfield Co.
                  5.90%, 04/15/09   ...........................      387,234
    675,000       Bae Systems Holdings, Inc.
                  6.40%, 12/15/11 (C)..........................      699,193
    450,000       Baker Hughes, Inc.
                  6.88%, 01/15/29   ...........................      481,415
    750,000       Bank One Corp.
                  7.88%, 08/01/10   ...........................      894,308
    425,000       Becton Dickinson & Co., Debenture
                  7.00%, 08/01/27   ...........................      476,110
    525,000       Becton Dickinson & Co., Debenture
                  6.70%, 08/01/28   ...........................      570,989
    250,000       Boeing Capital Corp.
                  5.80%, 01/15/13   ...........................      243,700
    250,000       Burlington Northern Railroad Co.
                  Series H
                  9.25%, 10/01/06   ...........................      294,994
    300,000       Burlington Northern Santa Fe Corp.
                  7.00%, 12/15/25   ...........................      323,248
    200,000       Burlington Northern Santa Fe Corp.
                  Debenture
                  6.88%, 02/15/16   ...........................      232,550
  1,750,000       Caterpillar Financial Services Corp.
                  6.88%, 08/01/04   ...........................    1,883,154
    220,000       Cendant Corp.
                  6.88%, 08/15/06 (C)..........................      219,079
    300,000       CitiCorp, Subordinated Note
                  Series F, MTN
                  6.38%, 11/15/08   ...........................      334,309
  1,000,000       Coastal Corp.
                  7.50%, 08/15/06   ...........................      780,717
    305,000       Coca-Cola Enterprises
                  6.95%, 11/15/26   ...........................      339,737



    PAR VALUE                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$ 2,300,000       Colgate-Palmolive Co., Series C, MTN
                  5.27%, 12/01/03   ........................... $  2,374,495
  1,400,000       Commercial Credit Corp.
                  6.50%, 08/01/04   ...........................    1,494,252
    625,000       Conagra Foods, Inc.
                  6.75%, 09/15/11   ...........................      706,539
    175,000       ConocoPhillips
                  3.63%, 10/15/07   ...........................      175,074
  1,500,000       Cox Communications, Inc.
                  7.75%, 11/01/10   ...........................    1,607,203
    250,000       Devon Financing Corp. ULC
                  7.88%, 09/30/31   ...........................      288,896
  1,000,000       Disney (Walt) Co.
                  7.30%, 02/08/05   ...........................    1,085,321
  1,000,000       Disney (Walt) Co., MTN
                  5.80%, 10/27/08   ...........................    1,052,959
  1,350,000       Dominion Resources, Inc., Series B
                  7.63%, 07/15/05   ...........................    1,459,283
  1,500,000       Emerson Electric Co.
                  5.85%, 03/15/09   ...........................    1,609,959
    265,000       First USA Bank, Subordinated Note
                  7.65%, 08/01/03   ...........................      276,246
    600,000       FirstEnergy Corp., Series A
                  5.50%, 11/15/06   ...........................      579,984
    500,000       Ford Motor Credit Co.
                  7.25%, 10/25/11   ...........................      437,581
  1,195,000       Ford Motor Credit Co., Senior Note
                  5.75%, 02/23/04   ...........................    1,178,057
  1,000,000       Gannett Co., Inc.
                  5.50%, 04/01/07   ...........................    1,086,709
    135,000       General Electric Capital Corp.
                  Series A, MTN
                  7.25%, 05/03/04   ...........................      145,239
    750,000       General Electric Capital Corp.
                  Series A, MTN
                  5.00%, 02/15/07   ...........................      785,709
    750,000       General Motors Acceptance Corp.
                  7.25%, 03/02/11   ...........................      706,703
    550,000       General Motors Acceptance Corp.
                  8.00%, 11/01/31   ...........................      492,358
  1,000,000       GTE North, Inc.
                  5.65%, 11/15/08   ...........................    1,024,578
    500,000       Heinz (H.J.) Co.
                  6.88%, 01/15/03   ...........................      504,421
    330,000       Hershey Foods Corp.
                  7.20%, 08/15/27   ...........................      381,882
    900,000       Household Finance Corp.
                  6.38%, 10/15/11   ...........................      774,414
  1,000,000       IBM Corp., Debenture
                  7.50%, 06/15/13   ...........................    1,209,837
    500,000       IBM Corp., Debenture
                  6.22%, 08/01/27   ...........................      534,584
    750,000       Illinois Tool Works, Inc.
                  5.75%, 03/01/09   ...........................      811,252
    100,000       Indiana Michigan Power, Series A
                  6.88%, 07/01/04   ...........................      100,328
    630,000       Indiana Michigan Power, Series C
                  6.13%, 12/15/06   ...........................      605,640
    300,000       JPMorgan Chase & Co.
                  5.35%, 03/01/07   ...........................      316,096


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       JPMorgan Chase & Co.
                  6.75%, 02/01/11   ........................... $    540,808
    200,000       Kellogg Co., Series B
                  6.60%, 04/01/11   ...........................      224,869
    275,000       Kellogg Co., Series B
                  7.45%, 04/01/31   ...........................      325,848
    225,000       Kerr-McGee Corp.
                  7.88%, 09/15/31   ...........................      264,889
    750,000       Marathon Oil Corp.
                  6.00%, 07/01/12   ...........................      795,317
    750,000       Marshall & Ilsley Bank, Subordinated Note
                  5.25%, 09/04/12   ...........................      770,099
    500,000       McDonald's Corp.
                  8.88%, 04/01/11   ...........................      639,333
    500,000       McDonald's Corp., Series E, MTN
                  6.50%, 08/01/07   ...........................      571,751
    500,000       Mead Corp.
                  6.84%, 03/01/37   ...........................      543,243
  1,000,000       Morgan Stanley Dean Witter & Co.
                  6.10%, 04/15/06   ...........................    1,074,548
  1,515,000       National Rural Utilities Cooperative
                  Finance Corp.
                  7.38%, 02/10/03   ...........................    1,533,160
    500,000       NBD Bancorp, Inc., Subordinated Note
                  7.13%, 05/15/07   ...........................      575,012
    250,000       Norfolk Southern Corp., Senior Note
                  7.25%, 02/15/31   ...........................      277,297
  1,000,000       Norfolk Southern Railway Co., Series I
                  5.95%, 04/01/08   ...........................    1,105,676
    250,000       Oncor Electric Delivery Corp.
                  6.38%, 05/01/12 (C)..........................      254,805
    545,000       Pepsi Bottling Group, Inc., Senior Note
                  Series B
                  7.00%, 03/01/29   ...........................      622,555
    160,000       Pepsi Bottling Holdings, Inc.
                  5.63%, 02/17/09 (C)..........................      172,613
    620,000       PepsiCo, Inc., MTN
                  5.75%, 01/15/08   ...........................      680,883
  1,000,000       Potomac Electric Power Co. First Mortgage
                  6.25%, 10/15/07   ...........................    1,102,222
    230,000       Sears Roebuck Acceptance Corp.
                  7.00%, 06/01/32   ...........................      192,319
    275,000       Southern Power Co., Senior Note
                  6.25%, 07/15/12 (C)..........................      288,481
  1,000,000       Southwest Airlines Co.
                  8.75%, 10/15/03   ...........................    1,054,955
  2,000,000       Sprint Corp.
                  9.50%, 04/01/03   ...........................    1,990,318
    300,000       SunTrust Bank of Central Florida
                  Subordinated Note
                  6.90%, 07/01/07   ...........................      343,384
    350,000       Sysco Corp.
                  4.75%, 07/30/05   ...........................      371,774
    250,000       Sysco Corp., Debenture
                  6.50%, 08/01/28   ...........................      267,454
    200,000       Tele-Communications, Inc., Debenture
                  9.80%, 02/01/12   ...........................      221,977
  1,000,000       Tele-Communications, Inc., Senior Note
                  7.25%, 08/01/05   ...........................      986,840


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       Time Warner, Inc.
                  6.95%, 01/15/28   ........................... $    427,912
    600,000       TransAlta Corp., Yankee
                  6.75%, 07/15/12   ...........................      633,911
    230,000       U.S. Bank N.A., Subordinated Note
                  6.38%, 08/01/11   ...........................      254,895
  3,250,000       Unilever Capital Corp.
                  6.75%, 11/01/03   ...........................    3,407,596
    420,000       United Parcel Service, Debenture
                  8.38%, 04/01/30 (B)..........................      540,409
  1,000,000       Verizon Communications, Debenture
                  6.46%, 04/15/08   ...........................    1,064,250
    250,000       Vodafone Group, Plc
                  7.75%, 02/15/10   ...........................      286,202
    315,000       Wachovia Corp.
                  7.50%, 07/15/06   ...........................      356,934
  1,000,000       Weyerhaeuser Co.
                  6.00%, 08/01/06   ...........................    1,050,458
                                                                ------------
                  TOTAL CORPORATE NOTES AND BONDS .............   62,772,842
                                                                ------------
                  (Cost $59,773,929)

ASSET-BACKED SECURITIES - 3.24%

    500,000       Carco Auto Loan Master Trust
                  Series 1999-4, Class A
                  6.43%, 11/15/04   ...........................      500,797
  1,310,000       Chase Manhattan Auto Owner Trust
                  Series 2001-A, Class A-4
                  5.07%, 02/15/08   ...........................    1,384,525
  1,200,000       Chase Manhattan Auto Owner Trust
                  Series 2001-B, Class A-4
                  3.80%, 05/15/08   ...........................    1,238,412
  1,550,000       Chemical Master Credit Card Trust I
                  Series 1996-2, Class A
                  5.98%, 09/15/08   ...........................    1,700,272
  1,125,000       Citibank Credit Card Issuance Trust
                  Series 2002-A, Class A-1
                  4.95%, 02/09/09   ...........................    1,202,028
  2,375,000       Discover Card Master Trust I
                  Series 2001-6, Class A
                  5.75%, 12/15/08   ...........................    2,588,509
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2001-2, Class A-4
                  5.09%, 10/18/06   ...........................    1,044,681
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2002-3, Class A-3
                  3.00%, 05/18/06   ...........................    1,015,818
    900,000       MBNA Credit Card Master Trust
                  Series 2002-A1, Class A-1
                  4.95%, 06/15/09   ...........................      965,484
    259,470       Rural Housing Trust,
                  Series 1987-1, Class D, CMO
                  6.33%, 04/01/26   ...........................      267,985
    500,000       Toyota Auto Receivables Owner Trust
                  Series 2001-C, Class A-4
                  4.72%, 09/15/08   ...........................      524,165
  1,600,000       Wells Fargo Auto Trust
                  Series 2001-A, Class A-4
                  5.07%, 03/15/08   ...........................    1,671,496
                                                                ------------
                  TOTAL ASSET-BACKED SECURITIES ...............   14,104,172
                                                                ------------
                  (Cost $13,341,178)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

FOREIGN BONDS - 1.25%

$ 1,000,000       Diageo Capital Plc, Yankee
                  6.13%, 08/15/05   ........................... $  1,086,706
    250,000       France Telecom
                  9.25%, 03/01/11 (B)..........................      276,318
    350,000       France Telecom
                  10.00%, 03/01/31 (B).........................      396,507
  1,720,000       Hydro-Quebec, Series JL
                  6.30%, 05/11/11   ...........................    1,927,712
    360,000       Province of Nova Scotia
                  5.75%, 02/27/12   ...........................      389,851
    250,000       Province of Ontario
                  6.00%, 02/21/06   ...........................      272,493
  1,000,000       Republic of Italy
                  3.63%, 09/14/07   ...........................    1,021,079
    100,000       Republic of South Africa
                  7.38%, 04/25/12   ...........................      105,500
                                                                ------------
                  TOTAL FOREIGN BONDS .........................    5,476,166
                                                                ------------
                  (Cost $5,029,134)

MUNICIPAL SECURITY - 0.14%

    500,000       New Jersey State, EDA
                  State Pension Funding Revenue
                  Series A, AMT
                  7.43%, 02/15/29
                  Insured: MBIA     ...........................      605,735
                                                                ------------
                  TOTAL MUNICIPAL SECURITY ....................      605,735
                                                                ------------
                  (Cost $543,478)


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.33%

$14,525,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $14,525,763
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $14,519,516
                  (Market Value $14,818,838)................... $ 14,525,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   14,525,000
                                                                ------------
                  (Cost $14,525,000)

TOTAL INVESTMENTS - 99.79%.....................................  434,695,108
                                                                ------------
(Cost $456,789,786)

NET OTHER ASSETS AND LIABILITIES - 0.21%.......................      895,098
                                                                ------------

NET ASSETS - 100.00%........................................... $435,590,206
                                                                ------------

----------------------------------------------------
*      Non-income producing security.
(A)    U.S. Dollar Denominated
(B)    Interest rate steps up periodically to maturity. The interest rate shown reflects the rate in effect on October 31, 2002.
(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. On October 31, 2002 these securities amounted to $4,243,138 or 0.97% of net assets.
ADR       American Depositary Receipt
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
CMO       Collateralized Mortgage Obligation
EDA       Economic Development Authority
MBIA      Municipal Bond Insurance Association
MSCI EAFE Morgan Stanley Capital International  Europe, Australasia, Far East
MTN       Medium Term Note
SPDR      Standard and Poor's Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 100.43%

                  FINANCE - 24.36%

     80,000       American International Group, Inc. .......... $  5,004,000
     36,000       Bank of America Corp.........................    2,512,800
     40,000       Chubb Corp...................................    2,256,400
    173,000       Citigroup, Inc...............................    6,392,350
    200,000       Equity Office Properties Trust, REIT ........    4,816,000
     75,000       Fannie Mae...................................    5,014,500
     75,000       JPMorgan Chase & Co..........................    1,556,250
     60,000       Lincoln National Corp........................    1,830,600
    200,000       Simon Property Group, Inc....................    6,830,000
     88,000       St. Paul Cos., Inc...........................    2,886,400
      7,474       Travelers Property Casualty Corp., Class A* .       99,778
     15,356       Travelers Property Casualty Corp., Class B* .      207,613
    225,000       U.S. Bancorp.................................    4,745,250
                                                                ------------
                                                                  44,151,941
                                                                ------------
                  CONSUMER STAPLES - 21.07%

     60,000       Abbott Laboratories..........................    2,512,200
    150,000       Aetna, Inc...................................    6,045,000
    150,000       Archer-Daniels-Midland Co....................    2,043,000
    100,000       Bristol-Myers Squibb Co......................    2,461,000
    200,000       ConAgra Foods, Inc...........................    4,850,000
     52,000       Heinz (H.J.) Co..............................    1,672,320
    140,000       Merck & Co., Inc.............................    7,593,600
    100,000       Pfizer, Inc..................................    3,177,000
    141,000       Safeway, Inc.*...............................    3,257,100
    200,000       Sara Lee Corp................................    4,566,000
                                                                ------------
                                                                  38,177,220
                                                                ------------
                  COMMUNICATIONS - 13.94%

    120,000       AOL Time Warner, Inc.*.......................    1,770,000
    380,000       AT&T Corp....................................    4,955,200
    128,000       BellSouth Corp...............................    3,347,200
     52,700       Interpublic Group of Cos., Inc...............      630,819
    130,000       Nokia OYJ, ADR...............................    2,160,600
    226,000       SBC Communications, Inc......................    5,799,160
    175,000       Verizon Communications, Inc..................    6,608,000
                                                                ------------
                                                                  25,270,979
                                                                ------------
                  ENERGY - 12.34%

     85,000       Baker Hughes, Inc............................    2,469,250
     50,000       BP Plc, ADR..................................    1,922,500
     42,000       ChevronTexaco Corp...........................    2,840,460
    140,310       ConocoPhillips...............................    6,805,035
    162,850       El Paso Corp.................................    1,262,088
    210,000       Exxon Mobil Corp.............................    7,068,600
                                                                ------------
                                                                  22,367,933
                                                                ------------
                  INDUSTRIAL - 9.28%

    105,000       Celestica, Inc.*.............................    1,449,000
     80,000       Eastman Kodak Co.............................    2,636,000
     40,000       Emerson Electric Co..........................    1,927,200
     80,000       Honeywell International, Inc.................    1,915,200
     52,000       Textron, Inc.................................    2,132,000
     50,000       United Technologies Corp.....................    3,083,500
    160,000       Waste Management, Inc........................    3,683,200
                                                                ------------
                                                                  16,826,100
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  UTILITIES - 6.52%

    100,000       Consolidated Edison, Inc..................... $  4,257,000
    100,000       Public Service Enterprise Group, Inc. .......    2,865,000
     85,000       TXU Corp.....................................    1,219,750
    150,000       WGL Holdings, Inc............................    3,469,500
                                                                ------------
                                                                  11,811,250
                                                                ------------
                  TECHNOLOGY - 4.71%

    100,000       Automatic Data Processing, Inc...............    4,253,000
     68,700       Computer Associates International, Inc. .....    1,020,881
    150,000       Electronic Data Systems Corp.................    2,259,000
    150,000       Xerox Corp.*.................................      996,000
                                                                ------------
                                                                   8,528,881
                                                                ------------
                  CONSUMER CYCLICAL - 4.17%

    255,000       Delphi Corp..................................    1,774,800
    200,000       McDonald's Corp..............................    3,622,000
    150,000       Office Depot, Inc.*..........................    2,158,500
                                                                ------------
                                                                   7,555,300
                                                                ------------
                  BASIC MATERIALS - 4.04%

     64,000       Akzo Nobel, ADR..............................    1,911,040
     25,000       Bowater, Inc.................................      847,250
     44,000       du Pont (E.I.) deNemours & Co................    1,815,000
     52,000       International Paper Co.......................    1,816,360
     22,000       Nucor Corp...................................      927,080
                                                                ------------
                                                                   7,316,730
                                                                ------------
                  TOTAL COMMON STOCKS .........................  182,006,334
                                                                ------------
                  (Cost $211,833,778)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 1.23%

$ 2,227,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $2,227,117
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $2,226,159
                  (Market Value $2,272,052)....................    2,227,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    2,227,000
                                                                ------------
                  (Cost $2,227,000)

TOTAL INVESTMENTS - 101.66%....................................  184,233,334
                                                                ------------
(Cost $214,060,778)

NET OTHER ASSETS AND LIABILITIES - (1.66)%.....................   (3,006,394)
                                                                ------------

NET ASSETS - 100.00%........................................... $181,226,940
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002


     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.61%

                  FINANCE - 22.06%

    244,200       ACE, Ltd..................................... $  7,509,150
    280,000       Aflac, Inc...................................    8,523,200
    166,850       American International Group, Inc. ..........   10,436,468
    250,000       Bank of America Corp.........................   17,450,000
    419,160       Bank One Corp................................   16,167,001
    105,400       CIGNA Corp...................................    3,809,156
    466,400       Citigroup, Inc...............................   17,233,480
    194,400       Countrywide Credit Industries, Inc. .........    9,780,264
    384,060       JPMorgan Chase & Co..........................    7,969,245
    255,000       Lincoln National Corp........................    7,780,050
    309,000       UnumProvident Corp...........................    6,340,680
    175,150       Wells Fargo & Co.............................    8,839,821
                                                                ------------
                                                                 121,838,515
                                                                ------------

                  CONSUMER STAPLES - 19.71%

    273,000       Anheuser-Busch Cos., Inc.....................   14,403,480
    219,000       Avery Dennison Corp..........................   13,630,560
    217,500       Bristol-Myers Squibb Co......................    5,352,675
    160,000       Guidant Corp.*...............................    4,731,200
    185,400       Johnson & Johnson Co.........................   10,892,250
    170,000       Medtronic, Inc...............................    7,616,000
    172,000       Merck & Co., Inc.............................    9,329,280
    240,950       PepsiCo, Inc.................................   10,625,895
    191,000       Pfizer, Inc..................................    6,068,070
    408,800       Pharmacia Corp...............................   17,578,400
    257,600       Wyeth........................................    8,629,600
                                                                ------------
                                                                 108,857,410
                                                                ------------

                  INDUSTRIAL - 11.03%

    132,500       3M Co........................................   16,819,550
    429,950       General Electric Co..........................   10,856,238
    324,700       Honeywell International, Inc.................    7,773,318
    190,000       Raytheon Co..................................    5,605,000
    214,700       United Technologies Corp.....................   13,240,549
    287,500       Waste Management, Inc........................    6,618,250
                                                                ------------
                                                                  60,912,905
                                                                ------------

                  TECHNOLOGY - 10.21%

    400,400       Avnet, Inc...................................    3,723,720
    400,000       BMC Software, Inc.*..........................    6,376,000
    191,500       Computer Sciences Corp.*.....................    6,183,535
    235,000       Electronic Data Systems Corp.................    3,539,100
    138,800       IBM Corp.....................................   10,956,872
    358,500       Microsoft Corp.*.............................   19,168,995
    404,600       Texas Instruments, Inc.......................    6,416,956
                                                                ------------
                                                                  56,365,178
                                                                ------------

                  ENERGY - 10.08%

    378,600       Baker Hughes, Inc............................   10,998,330
    270,000       BP Plc, ADR..................................   10,381,500
    123,300       ConocoPhillips...............................    5,980,050



     SHARES                                                        VALUE
   ----------                                                    ----------

                  ENERGY (CONTINUED)

    408,108       Exxon Mobil Corp.............................  $13,736,915
    139,550       Kerr-McGee Corp..............................    6,070,425
    386,000       Transocean Sedco Forex, Inc..................    8,484,280
                                                                ------------
                                                                  55,651,500
                                                                ------------

                  COMMUNICATIONS - 9.39%

    367,600       Disney (Walt) Co.............................    6,138,920
    398,000       Harris Corp..................................   10,499,240
    675,000       Motorola, Inc................................    6,189,750
     80,100       Omnicom Group, Inc...........................    4,616,163
    299,700       SBC Communications, Inc......................    7,690,302
    239,740       Verizon Communications, Inc..................    9,052,582
    172,100       Viacom, Inc., Class B*.......................    7,677,381
                                                                ------------
                                                                  51,864,338
                                                                ------------

                  CONSUMER CYCLICAL - 8.90%

    469,914       Ford Motor Co................................    3,975,472
    429,250       Lowe's Cos., Inc.............................   17,912,602
    352,950       McDonald's Corp..............................    6,391,925
    277,300       Sherwin-Williams Co..........................    7,584,155
    860,000       Staples, Inc.*...............................   13,261,200
                                                                ------------
                                                                  49,125,354
                                                                ------------

                  BASIC MATERIALS - 4.27%

    313,000       CenturyTel, Inc..............................    8,867,290
    396,400       Pall Corp....................................    6,885,468
    167,100       PPG Industries, Inc..........................    7,858,713
                                                                ------------
                                                                  23,611,471
                                                                ------------

                  TRANSPORTATION - 1.96%

    128,700       British Airways Plc, ADR.....................    2,657,655
    318,000       Burlington Northern Santa Fe Corp. ..........    8,182,140
                                                                ------------
                                                                  10,839,795
                                                                ------------
                  TOTAL COMMON STOCKS .........................  539,066,466
                                                                ------------
                  (Cost $568,403,195)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 2.41%

$13,307,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,307,699
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,301,976
                  Market Value $13,576,198).................... $ 13,307,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,307,000
                                                                ------------
                  (Cost $13,307,000)

TOTAL INVESTMENTS - 100.02%....................................  552,373,466
                                                                ------------
(Cost $581,710,195)

NET OTHER ASSETS AND LIABILITIES - (0.02)%.....................     (130,474)
                                                                ------------

NET ASSETS - 100.00%........................................... $552,242,992
                                                                ============

----------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 96.64%

                  FINANCE - 26.93%

     23,200       ACE, Ltd..................................... $    713,400
     12,600       AFLAC, Inc...................................      383,544
     16,800       American Express Co..........................      611,016
     14,000       American International Group, Inc.                 875,700
      6,090       Bank of America Corp.........................      425,082
      6,600       Chubb Corp...................................      372,306
     27,000       Citigroup, Inc...............................      997,650
     12,000       John Hancock Financial Services, Inc.              351,600
     13,000       JPMorgan Chase & Co..........................      269,750
     10,000       Lincoln National Corp........................      305,100
     13,000       MBIA, Inc....................................      567,450
     10,500       St. Paul Cos., Inc...........................      344,400
     19,166       Travelers Property Casualty Corp., Class A* .      255,866
      2,396       Travelers Property Casualty Corp., Class B* .       32,394
     25,000       UnumProvident Corp...........................      513,000
     18,900       Washington Mutual, Inc.......................      675,864
                                                                ------------
                                                                   7,694,122
                                                                ------------

                  CONSUMER STAPLES - 17.89%

     22,000       Aetna, Inc...................................      886,600
     24,000       Archer-Daniels-Midland Co....................      326,880
     18,100       Bristol-Myers Squibb Co......................      445,441
     40,000       ConAgra Foods, Inc...........................      970,000
      8,600       Heinz (H.J.) Co..............................      276,576
     18,500       Merck & Co., Inc.............................    1,003,440
     22,000       Safeway, Inc.*...............................      508,200
     30,400       Sara Lee Corp................................      694,032
                                                                ------------
                                                                   5,111,169
                                                                ------------

                  COMMUNICATIONS - 15.14%

     20,000       AOL Time Warner, Inc.*.......................      295,000
     54,000       AT&T Corp....................................      704,160
     19,000       BellSouth Corp...............................      496,850
      6,500       Gannett Co., Inc.............................      493,545
     26,400       Harte-Hanks, Inc.............................      503,712
      7,900       Interpublic Group of Cos., Inc...............       94,563
     22,900       Nokia OYJ, ADR...............................      380,598
     22,000       SBC Communications, Inc......................      564,520
     21,000       Verizon Communications, Inc..................      792,960
                                                                ------------
                                                                   4,325,908
                                                                ------------

                  ENERGY - 9.88%

     10,000       Anadarko Petroleum Corp......................      445,400
     14,000       Baker Hughes, Inc............................      406,700
      6,300       ChevronTexaco Corp...........................      426,069
     12,000       ConocoPhillips...............................      582,000
     20,600       El Paso Corp.................................      159,650
     26,000       Marathon Oil Corp............................      543,400
      8,000       Noble Corp.*.................................      258,560
                                                                ------------
                                                                   2,821,779
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  INDUSTRIAL - 9.06%

     16,000       Celestica, Inc.*.............................  $   220,800
      6,200       Emerson Electric Co..........................      298,716
     12,000       Honeywell International, Inc.................      287,280
     26,000       Sonoco Products Co...........................      611,000
     16,200       Textron, Inc.................................      664,200
     22,000       Waste Management, Inc........................      506,440
                                                                ------------
                                                                   2,588,436
                                                                ------------

                  CONSUMER CYCLICAL - 6.97%

     33,000       Delphi Corp..................................      229,680
     11,610       Grainger (W.W.), Inc.........................      562,621
     30,000       Matsushita Electric
                  Industrial Co., Ltd., ADR....................      313,500
     21,000       McDonald's Corp..............................      380,310
     35,000       Office Depot, Inc.*..........................      503,650
                                                                ------------
                                                                   1,989,761
                                                                ------------

                  TECHNOLOGY - 5.60%

     11,500       Computer Associates International, Inc.            170,890
     10,000       Computer Sciences Corp.*.....................      322,900
     15,050       Diebold, Inc.................................      536,532
     22,000       Electronic Data Systems Corp.................      331,320
     36,000       Xerox Corp.*.................................      239,040
                                                                ------------
                                                                   1,600,682
                                                                ------------

                  BASIC MATERIALS - 3.88%

     10,400       Akzo Nobel, ADR..............................      310,544
      4,400       Bowater, Inc.................................      149,116
      6,200       du Pont (E.I.) deNemours & Co................      255,750
      7,500       International Paper Co.......................      261,975
      3,100       Nucor Corp...................................      130,634
                                                                ------------
                                                                   1,108,019
                                                                ------------

                  UTILITIES - 1.29%

     18,000       Duke Energy Corp.............................      368,820
                                                                ------------
                  TOTAL COMMON STOCKS .........................   27,608,696
                                                                ------------
                  (Cost $31,745,419)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 4.16%

$ 1,188,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $1,188,062
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $1,187,551
                  Market Value $1,212,033...................... $  1,188,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    1,188,000
                                                                ------------
                  (Cost $1,188,000)

TOTAL INVESTMENTS - 100.80%....................................   28,796,696
                                                                ------------
(Cost $32,933,419)

NET OTHER ASSETS AND LIABILITIES - (0.80)%.....................     (229,450)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 28,567,246
                                                                ============

---------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.53%

                  FINANCE - 34.46%

     32,000       Allstate Corp. (The)......................... $  1,272,960
    120,000       American International Group, Inc. ..........    7,506,000
     97,300       Bank of America Corp.........................    6,791,540
     45,500       Bank One Corp................................    1,754,935
    199,700       Capital One Financial Corp...................    6,084,859
    314,265       Charter One Financial, Inc...................    9,515,944
    150,000       Citigroup, Inc...............................    5,542,500
     64,100       Comerica, Inc................................    2,798,606
     50,000       Fannie Mae...................................    3,343,000
     35,000       Freddie Mac..................................    2,155,300
     20,000       Goldman Sachs Group, Inc.....................    1,432,000
     69,700       GreenPoint Financial Corp....................    3,036,829
    171,200       Household International, Inc.................    4,067,712
    160,000       John Hancock Financial Services, Inc. .......    4,688,000
     98,500       MBIA, Inc....................................    4,299,525
    246,450       MBNA Corp....................................    5,005,400
    120,000       Merrill Lynch & Co., Inc.....................    4,554,000
    100,000       National City Corp...........................    2,713,000
    130,000       PNC Financial Services Group, Inc. ..........    5,285,800
     53,300       Radian Group, Inc............................    1,879,891
    300,000       U.S. Bancorp.................................    6,327,000
     50,000       Wachovia Corp................................    1,739,500
    144,500       Washington Mutual, Inc.......................    5,167,320
    180,000       Wells Fargo & Co.............................    9,084,600
                                                                ------------
                                                                 106,046,221
                                                                ------------

                  CONSUMER STAPLES - 20.33%

    250,700       Alpharma, Inc., Class A......................    2,376,636
     45,200       Anheuser-Busch Cos., Inc.....................    2,384,752
     50,000       Barr Laboratories, Inc.*.....................    2,941,500
    120,000       Beckman Coulter, Inc.........................    3,342,000
     96,300       Bristol-Myers Squibb Co......................    2,369,943
    200,100       Caremark Rx, Inc.*...........................    3,541,770
    478,200       Cendant Corp.*...............................    5,499,300
     90,000       Coca-Cola Co. (The)..........................    4,183,200
     29,000       Colgate-Palmolive Co.........................    1,594,420
    400,000       Concord EFS, Inc.*...........................    5,712,000
    151,300       Convergys Corp.*.............................    2,251,344
    341,300       Kroger Co.*..................................    5,064,892
    140,000       Laboratory Corp. of America Holdings* .......    3,374,000
    113,500       Merck & Co., Inc.............................    6,156,240
    156,100       Omnicare, Inc................................    3,392,053
     36,800       Procter & Gamble Co..........................    3,254,960
    130,000       Watson Pharmaceutical, Inc.*.................    3,573,700
     20,800       Wellpoint Health Networks, Inc.*.............    1,564,368
                                                                ------------
                                                                  62,577,078
                                                                ------------

                  CONSUMER CYCLICAL - 14.48%

    118,600       Barnes & Noble, Inc.*........................    2,502,460
    200,000       BJ's Wholesale Club, Inc.*...................    4,044,000
    100,000       Blockbuster, Inc., Class A...................    2,397,000
     85,000       Carnival Corp................................    2,220,200
     79,300       Centex Corp..................................    3,606,564
    200,000       Foot Locker, Inc.*...........................    1,960,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    100,000       Home Depot, Inc.............................. $  2,888,000
    180,600       Jones Apparel Group, Inc.*...................    6,255,984
     34,000       KB Home......................................    1,604,800
    261,600       Office Depot, Inc.*..........................    3,764,424
    330,000       Royal Carribean Cruises, Ltd.................    6,058,800
    255,800       TJX Cos., Inc................................    5,249,016
    200,000       Toys 'R' Us, Inc.*...........................    1,998,000
                                                                ------------
                                                                  44,549,248
                                                                ------------

                  INDUSTRIAL - 10.73%

     15,400       3M Co........................................    1,954,876
    120,000       Celestica, Inc.*.............................    1,656,000
     73,700       FedEx Corp...................................    3,920,103
    300,000       Flextronics International, Ltd.*.............    2,508,000
    212,900       Honeywell International, Inc.................    5,096,826
     26,000       Lockheed Martin Corp.........................    1,505,400
    149,500       Precision Castparts Corp.....................    2,901,795
    350,000       Smurfit-Stone Container Corp.*...............    4,553,500
     80,000       SPX Corp.*...................................    3,360,800
     90,000       United Technologies Corp.....................    5,550,300
                                                                ------------
                                                                  33,007,600
                                                                ------------

                  ENERGY - 7.55%

     79,800       Anadarko Petroleum Corp......................    3,554,292
    270,900       BJ Services Co.*.............................    8,216,397
    170,000       GlobalSantaFe Corp...........................    4,063,000
    100,000       Nabors Industries, Ltd.*.....................    3,497,000
     60,000       Noble Corp.*.................................    1,939,200
    120,000       Varco International, Inc.*...................    1,972,800
                                                                ------------
                                                                  23,242,689
                                                                ------------

                  TECHNOLOGY - 5.31%

     89,600       Affiliated Computer Services, Inc., Class A*     4,126,080
    122,500       Computer Sciences Corp.*.....................    3,955,525
     81,200       First Data Corp..............................    2,837,128
    156,555       Hewlett-Packard Co...........................    2,473,569
    196,200       IMS Health, Inc..............................    2,950,848
                                                                ------------
                                                                  16,343,150
                                                                ------------

                  UTILITIES - 2.40%

     40,000       Allegheny Energy, Inc........................      228,000
    500,000       TXU Corp.....................................    7,175,000
                                                                ------------
                                                                   7,403,000
                                                                ------------

                  COMMUNICATIONS - 1.61%

    162,100       Telefonos de Mexico SA, ADR..................    4,944,050
                                                                ------------

                  BASIC MATERIALS - 0.66%

     44,200       Sigma Aldrich Corp...........................    2,022,150
                                                                ------------
                  TOTAL COMMON STOCKS .........................  300,135,186
                                                                ------------
                  (Cost $318,073,486)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.90%

$12,008,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $12,008,630
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $12,003,466
                  (Market Value $12,250,919)................... $ 12,008,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   12,008,000
                                                                ------------
                  (Cost $12,008,000)

TOTAL INVESTMENTS - 101.43%....................................  312,143,186
                                                                ------------
(Cost $330,081,486)

NET OTHER ASSETS AND LIABILITIES - (1.43)%.....................   (4,399,770)
                                                                ------------

NET ASSETS - 100.00%........................................... $307,743,416
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 102.29%

                  FINANCE - 23.07%

     40,000       ACE, Ltd..................................... $  1,230,000
     34,000       AFLAC, Inc...................................    1,034,960
     45,000       American International Group, Inc............    2,814,750
     40,000       Bank of America Corp.........................    2,792,000
     85,000       Bank of New York Co., Inc....................    2,210,000
     18,400       CIGNA Corp...................................      664,976
     95,000       Citigroup, Inc...............................    3,510,250
     25,000       Lincoln National Corp........................      762,750
     50,000       Mellon Financial Corp........................    1,414,500
     85,000       JPMorgan Chase & Co..........................    1,763,750
     50,000       UnumProvident Corp...........................    1,026,000
     30,500       Wells Fargo & Co.............................    1,539,335
                                                                ------------
                                                                  20,763,271
                                                                ------------

                  CONSUMER STAPLES - 22.66%

     18,000       Anheuser-Busch Cos., Inc.....................      949,680
     47,000       Colgate-Palmolive Co.........................    2,584,060
     65,000       Gillette Co..................................    1,942,200
     30,000       Johnson & Johnson Co.........................    1,762,500
     48,000       Kimberly-Clark Corp..........................    2,472,000
     65,000       Merck & Co., Inc.............................    3,525,600
     23,000       PepsiCo, Inc.................................    1,014,300
     80,000       Pfizer, Inc..................................    2,541,600
     45,000       Pharmacia Corp...............................    1,935,000
     30,000       Tenet Healthcare Corp.*......................      862,500
     24,000       Wyeth........................................      804,000
                                                                ------------
                                                                  20,393,440
                                                                ------------

                  INDUSTRIAL - 15.66%

     16,500       3M Co........................................    2,094,510
     25,000       Deere & Co...................................    1,159,750
    105,000       General Electric Co..........................    2,651,250
     87,000       Masco Corp...................................    1,788,720
     30,000       Raytheon Co..................................      885,000
     28,000       Union Pacific Corp...........................    1,653,400
     45,000       United Technologies Corp.....................    2,775,150
     47,000       Waste Management, Inc........................    1,081,940
                                                                ------------
                                                                  14,089,720
                                                                ------------

                  COMMUNICATIONS - 15.39%

    100,000       BellSouth Corp...............................    2,615,000
     40,000       CenturyTel, Inc..............................    1,133,200
     62,300       Disney (Walt) Co.............................    1,040,410
     37,000       Gannett Co., Inc.............................    2,809,410
     30,000       Harris Corp..................................      791,400
     15,000       Omnicom Group, Inc...........................      864,450
     85,000       SBC Communications, Inc......................    2,181,100
     54,200       Viacom, Inc., Class B*.......................    2,417,862
                                                                ------------
                                                                  13,852,832
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY - 10.17%

     75,000       BMC Software, Inc.*.......................... $  1,195,500
     30,000       Electronic Data Systems Corp.................      451,800
     35,000       IBM Corp.....................................    2,762,900
     65,000       Microsoft Corp.*.............................    3,475,550
     80,000       Texas Instruments, Inc.......................    1,268,800
                                                                ------------
                                                                   9,154,550
                                                                ------------

                  ENERGY - 8.13%

     35,600       Baker Hughes, Inc............................    1,034,180
     47,000       BP Plc, ADR..................................    1,807,150
     20,450       ConocoPhillips...............................      991,825
     75,000       Exxon Mobil Corp.............................    2,524,500
     22,000       Kerr-McGee Corp..............................      957,000
                                                                ------------
                                                                   7,314,655
                                                                ------------

                  CONSUMER CYCLICAL - 5.06%

     70,000       CVS Corp.....................................    1,941,100
     30,000       Lowe's Cos., Inc.............................    1,251,900
     45,000       Target Corp..................................    1,355,400
                                                                ------------
                                                                   4,548,400
                                                                ------------

                  BASIC MATERIALS - 2.15%

     45,000       Alcoa, Inc...................................      992,700
     20,000       PPG Industries, Inc..........................      940,600
                                                                ------------
                                                                   1,933,300
                                                                ------------
                  TOTAL COMMON STOCKS .........................   92,050,168
                                                                ------------
                  (Cost $88,642,487)

TOTAL INVESTMENTS - 102.29%....................................   92,050,168
                                                                ------------
(Cost $88,642,487)

NET OTHER ASSETS AND LIABILITIES - (2.29)%.....................   (2,063,774)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 89,986,394
                                                                ============

------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 94.71%

                  CONSUMER STAPLES - 27.70%

    300,000       Abbott Laboratories..........................  $12,561,000
    300,000       Anheuser-Busch Cos., Inc.....................   15,828,000
    500,000       Baxter International, Inc....................   12,510,000
  1,000,000       Cendant Corp.*...............................   11,500,000
    200,000       Coca-Cola Co. (The)..........................    9,296,000
    550,000       Costco Wholesale Corp.*......................   18,661,500
    120,000       Forest Laboratories, Inc.*...................   11,758,800
    325,000       Johnson & Johnson Co.........................   19,093,750
    450,000       Kraft Foods, Inc.............................   17,775,000
    450,000       Medtronic, Inc...............................   20,160,000
    200,000       Merck & Co., Inc.............................   10,848,000
    450,000       PepsiCo, Inc.................................   19,845,000
    750,000       Pfizer, Inc..................................   23,827,500
    450,000       Pharmacia Corp...............................   19,350,000
    175,000       Procter & Gamble Co..........................   15,478,750
    200,000       Teva Pharmaceutical Industries, Ltd., ADR ...   15,486,000
    150,000       WellPoint Health Networks, Inc.*.............   11,281,500
    375,000       Wyeth........................................   12,562,500
                                                                ------------
                                                                 277,823,300
                                                                ------------

                  FINANCE - 19.05%

    350,000       American International Group, Inc. ..........   21,892,500
    250,000       Bank of America Corp.........................   17,450,000
    600,000       Citigroup, Inc...............................   22,170,000
    300,000       Fannie Mae...................................   20,058,000
    275,000       Goldman Sachs Group, Inc.....................   19,690,000
    450,000       JPMorgan Chase & Co..........................    9,337,500
    250,000       Marsh & McLennan Cos. Inc....................   11,677,500
    450,000       Mellon Financial Corp........................   12,730,500
    450,000       National City Corp...........................   12,208,500
  1,000,000       U.S. Bancorp.................................   21,090,000
    450,000       Wells Fargo & Co.............................   22,711,500
                                                                ------------
                                                                 191,016,000
                                                                ------------

                  INDUSTRIAL - 12.98%

    175,000       3M Co........................................   22,214,500
    450,000       Celestica, Inc. (CA)*........................    6,210,000
  1,000,000       Flextronics International, Ltd. (SI)* .......    8,360,000
  1,060,000       General Electric Co..........................   26,765,000
    210,000       Illinois Tool Works, Inc.....................   12,894,000
    180,000       L-3 Communications Holdings, Inc.* ..........    8,460,000
    250,000       Maxim Integrated Products, Inc.*.............    7,960,000
     75,000       Northrop Grumman Corp........................    7,734,750
    375,000       Raytheon Co..................................   11,062,500
    300,000       United Technologies Corp.....................   18,501,000
                                                                ------------
                                                                 130,161,750
                                                                ------------

                  TECHNOLOGY - 11.70%

    600,000       Applied Materials, Inc.*.....................    9,018,000
    500,000       Automatic Data Processing, Inc...............   21,265,000
    400,000       Electronic Data Systems Corp.................    6,024,000
    200,000       IBM Corp.....................................   15,788,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    300,000       Intel Corp................................... $  5,190,000
    900,000       Microsoft Corp.*.............................   48,123,000
    400,000       Teradyne, Inc.*..............................    4,844,000
    450,000       Texas Instruments, Inc.......................    7,137,000
                                                                ------------
                                                                 117,389,000
                                                                ------------

                  ENERGY - 9.10%

    350,000       Baker Hughes, Inc............................   10,167,500
    650,000       BP Plc, ADR..................................   24,992,500
    355,452       ConocoPhillips...............................   17,239,422
    200,000       Kerr-McGee Corp..............................    8,700,000
    600,000       National-Oilwell, Inc.*......................   12,510,000
    350,000       Noble Corp.*.................................   11,312,000
    250,200       Transocean Sedco Forex, Inc..................    5,499,396
    450,000       Williams Cos., Inc...........................      846,000
                                                                ------------
                                                                  91,266,818
                                                                ------------

                  CONSUMER CYCLICAL - 7.18%

    400,000       Bed, Bath & Beyond, Inc.*....................   14,184,000
    400,000       CVS Corp.....................................   11,092,000
    400,000       Home Depot, Inc..............................   11,552,000
    700,000       Office Depot, Inc.*..........................   10,073,000
    300,000       Target Corp..................................    9,036,000
    300,000       Wal-Mart Stores, Inc.........................   16,065,000
                                                                ------------
                                                                  72,002,000
                                                                ------------

                  COMMUNICATIONS - 7.00%

    850,000       American Tower Corp., Class A*...............    1,198,500
    750,000       Cisco Systems, Inc.*.........................    8,385,000
  1,000,000       Disney (Walt) Co.............................   16,700,000
  1,500,000       Liberty Media Corp., Series A*...............   12,405,000
    825,000       Nokia Corp., ADR.............................   13,711,500
    400,000       Viacom, Inc., Class B*.......................   17,844,000
                                                                ------------
                                                                  70,244,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................  949,902,868
                                                                ------------
                  (Cost $961,539,973)

CONVERTIBLE PREFERRED STOCK - 0.26%

    410,000       Williams Cos., 9.00%.........................    2,615,800
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK ...........    2,615,800
                                                                ------------
                  (Cost $10,250,220)

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.11%

$51,234,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $51,236,690
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $51,214,657
                  Market Value $52,270,453).................... $   51,234,000
                                                                --------------
                  TOTAL REPURCHASE AGREEMENT ..................     51,234,000
                                                                --------------
                  (Cost $51,234,000)

TOTAL INVESTMENTS - 100.08%....................................  1,003,752,668
                                                                --------------
(Cost $1,023,024,193)

NET OTHER ASSETS AND LIABLILTIES - (0.08)%.....................       (839,680)
                                                                --------------

NET ASSETS - 100.00%........................................... $1,002,912,988
                                                                ==============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 87.91%

                  FINANCE - 24.64%

     90,000       American International Group, Inc. .......... $  5,629,500
      4,000       Capital One Financial Corp...................      121,880
    166,666       Citigroup, Inc...............................    6,158,308
     50,083       Freddie Mac..................................    3,084,111
    148,000       MBNA Corp....................................    3,005,880
    159,000       Mellon Financial Corp........................    4,498,110
     97,000       Morgan Stanley Dean Witter & Co..............    3,775,240
                                                                ------------
                                                                  26,273,029
                                                                ------------

                  CONSUMER CYCLICAL - 21.37%

      7,500       Apollo Group, Inc., Class A*.................      311,250
     90,000       Bed, Bath & Beyond, Inc.*....................    3,191,400
     26,500       Best Buy Co., Inc.*..........................      546,165
     40,000       Cintas Corp..................................    1,890,800
    128,000       CVS Corp.....................................    3,549,440
    145,000       Dollar Tree Stores, Inc.*....................    3,812,050
     50,000       Harley-Davidson, Inc.........................    2,615,000
     10,000       Home Depot, Inc..............................      288,800
     40,000       Kohl's Corp.*................................    2,338,000
    275,000       Staples, Inc.*...............................    4,240,500
                                                                ------------
                                                                  22,783,405
                                                                ------------

                  TECHNOLOGY - 18.10%

      7,000       Adobe Systems, Inc...........................      165,480
     80,000       Automatic Data Processing, Inc...............    3,402,400
      1,000       BEA Systems, Inc.*...........................        8,089
      1,000       Brocade Communications Systems, Inc.*                6,870
    135,000       Dell Computer Corp.*.........................    3,862,350
    156,000       Intel Corp...................................    2,698,800
     20,000       Intersil Corp., Class A*.....................      339,800
      8,000       Microsoft Corp.*.............................      427,760
    150,000       Network Appliance, Inc.*.....................    1,345,650
     60,000       Paychex, Inc.................................    1,729,200
      1,000       Siebel Systems, Inc.*........................        7,520
    152,000       Texas Instruments, Inc.......................    2,410,720
     65,595       Veritas Software Corp.*......................    1,000,324
    100,000       Xilinx, Inc.*................................    1,899,000
                                                                ------------
                                                                  19,303,963
                                                                ------------

                  CONSUMER STAPLES - 15.67%

     60,000       Concord EFS, Inc.*...........................      856,800
     10,000       Johnson & Johnson Co.........................      587,500
     80,000       Merck & Co., Inc.............................    4,339,200
     75,000       Pfizer, Inc..................................    2,382,750
    135,000       Pharmacia Corp...............................    5,805,000
     43,000       Quest Diagnostics, Inc.*.....................    2,744,690
                                                                ------------
                                                                  16,715,940
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 5.54%

      1,000       Check Point Software Technologies, Ltd.* .... $     13,790
    230,000       Cisco Systems, Inc.*.........................    2,571,400
    200,000       Nokia OYJ, ADR...............................    3,324,000
                                                                ------------
                                                                   5,909,190
                                                                ------------

                  INDUSTRIAL - 2.59%

     70,000       American Power Conversion Corp.*.............      904,400
     55,000       General Electric Co..........................    1,388,750
      7,682       Illinois Tool Works, Inc.....................      471,675
                                                                ------------
                                                                   2,764,825
                                                                ------------
                  TOTAL COMMON STOCKS .........................   93,750,352
                                                                ------------
                  (Cost $105,547,797)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 12.31%

$13,124,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,124,689
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,119,045
                  (Market Value $13,389,496)...................   13,124,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,124,000
                                                                ------------
                  (Cost $13,124,000)

TOTAL INVESTMENTS - 100.22%....................................  106,874,352
                                                                ------------
(Cost $118,671,797)

NET OTHER ASSETS AND LIABILITIES - (0.22)%.....................     (235,597)
                                                                ------------

NET ASSETS - 100.00%........................................... $106,638,755
                                                                ============

----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH FUND II

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 86.41%

                  CONSUMER CYCLICAL - 25.47%

     75,000       Alliance Atlantis Communications, Inc.
                  Class B (CA)*................................ $    754,500
     60,000       Bed, Bath & Beyond, Inc.*....................    2,127,600
     75,000       Cheesecake Factory (The), Inc.*..............    2,542,500
    100,000       Fastenal Co..................................    3,395,000
    100,000       P.F. Chang's China Bistro, Inc.*.............    3,450,000
    600,000       Wetherspoon (J.D.) Plc (UK)..................    2,651,834
                                                                ------------
                                                                  14,921,434
                                                                ------------

                  CONSUMER STAPLES - 17.70%

     25,000       Biovail Corp. (CA)*..........................      791,250
    100,000       Cendant Corp.*...............................    1,150,000
     50,000       Coca-Cola Enterprises, Inc...................    1,192,000
     40,000       Dean Foods Co.*..............................    1,499,600
     52,000       Endocare, Inc.*..............................      147,212
     83,800       Millennium Pharmaceuticals, Inc.* ...........      623,472
     25,700       Nexia Biotechnologies, Inc. (CA)* ...........       16,417
     36,100       SurModics, Inc.*.............................    1,235,342
     20,000       Teva Pharmaceutical Industries, Ltd., ADR ...    1,548,600
    104,700       Thoratec Corp.*..............................      931,830
     30,000       Zimmer Holdings, Inc.*.......................    1,236,600
                                                                ------------
                                                                  10,372,323
                                                                ------------

                  ENERGY - 12.83%

     45,000       Noble Corp.*.................................    1,454,400
    100,000       Ocean Energy, Inc............................    1,863,000
    150,000       PetroQuest Energy, Inc.*.....................      603,000
    117,500       Remington Oil & Gas Corp.*...................    1,809,500
    200,000       Ultra Petroleum Corp.*.......................    1,646,000
     75,000       Williams Cos., Inc...........................      141,000
                                                                ------------
                                                                   7,516,900
                                                                ------------

                  INDUSTRIAL - 12.80%

     30,000       Celestica, Inc. (CA)*........................      414,000
     43,000       Danaher Corp.................................    2,487,550
     35,000       DRS Technologies, Inc.*......................    1,159,900
     50,000       EDO Corp.....................................      837,500
     40,000       Flextronics International, Ltd. (SI)* .......      334,400
     20,000       L-3 Communications Holdings, Inc.* ..........      940,000
     45,000       Raytheon Co..................................    1,327,500
                                                                ------------
                                                                   7,500,850
                                                                ------------

                  FINANCE - 9.19%

     40,000       Fifth Third Bancorp..........................    2,540,000
     70,000       Midland (The) Co.............................    1,260,000
     75,000       U.S. Bancorp.................................    1,581,750
                                                                ------------
                                                                   5,381,750
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 4.65%

     50,000       Disney (Walt) Co............................. $    835,000
     40,000       EchoStar Communications Corp., Class A* .....      815,600
     60,000       Emulex Corp.*................................    1,077,000
                                                                ------------
                                                                   2,727,600
                                                                ------------

                  TECHNOLOGY - 3.77%

     30,000       Intersil Corp., Class A*.....................      509,700
     30,000       NetIQ Corp.*.................................      423,300
     50,000       SeaChange International, Inc.*...............      289,000
     25,000       Teradyne, Inc.*..............................      302,750
     45,000       Veritas Software Corp.*......................      686,250
                                                                ------------
                                                                   2,211,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................   50,631,857
                                                                ------------
                  (Cost $48,642,991)

PREFERRED STOCK - 0.01%

    394,218       Network Specialists, Series A*(A)(B) ........        3,942
                                                                ------------
                  TOTAL PREFERRED STOCK .......................        3,942
                                                                ------------
                  (Cost $2,999,999)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 16.06%

$ 9,410,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $9,410,494
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362).....................    9,410,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    9,410,000
                                                                ------------
                  (Cost $9,410,000)

TOTAL INVESTMENTS - 102.48%....................................   60,045,799
                                                                ------------
(Cost $61,052,990)

NET OTHER ASSETS AND LIABILITIES - (2.48)%.....................   (1,454,647)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 58,591,152
                                                                ============

--------------------------------------------------
*      Non-income producing security.
(A)    Restricted security (See Note 2).
(B) Represents fair value as determined in good faith under the direction of the Board of Trustees.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity
(UK)   United Kingdom Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 93.13%

                  INDUSTRIAL - 24.41%

    130,300       AGCO Corp.*.................................. $  3,309,620
    152,400       Airborne, Inc................................    1,964,436
    365,100       AirNet Systems, Inc.*........................    1,569,930
    352,700       Albany International Corp., Class A .........    7,473,713
    101,700       Analogic Corp................................    4,064,949
    149,500       Arkansas Best Corp.*.........................    4,477,525
    297,100       Armor Holdings, Inc.*........................    4,548,601
    393,800       Benchmark Electronics, Inc.*.................    8,765,988
    121,900       Calgon Carbon Corp...........................      510,761
     98,800       Capital Environmental Resource, Inc.* .......      385,320
    201,150       Chicago Bridge & Iron Co.....................    5,451,165
    261,600       CIRCOR International, Inc....................    3,623,160
     27,800       CLARCOR, Inc.................................      859,298
    172,700       CTB International Corp.*.....................    2,207,106
    199,400       Denison International Plc, ADR*..............    2,851,619
    246,900       Flowserve Corp.*.............................    2,893,668
    405,400       Gerber Scientific, Inc.*.....................    1,560,790
    166,600       GrafTech International, Ltd.*................      653,072
    276,300       Greif Brothers Corp., Class A................    7,015,257
    483,400       Gulfmark Offshore, Inc.*.....................    7,396,020
     42,888       Heartland Express, Inc.*.....................      841,891
     39,700       J.B. Hunt Transport Services, Inc.* .........    1,099,293
     47,710       K-Tron International, Inc.*..................      608,541
     44,600       Kaman Corp., Class A.........................      498,628
    164,300       Kansas City Southern Industries, Inc.* ......    2,300,200
    233,600       Keithley Instruments, Inc....................    2,055,680
    143,400       KEY Technology, Inc.*........................      752,850
    241,300       Ladish Co., Inc.*............................    1,795,272
    116,200       Layne Christensen Co.*.......................      935,410
    129,500       LeCroy Corp.*................................    1,376,585
    416,712       LSI Industries, Inc..........................    4,271,298
     39,000       Lydall, Inc.*................................      444,600
    277,600       NCI Building Systems, Inc.*..................    5,207,776
    198,000       Northwest Pipe Co.*..........................    3,148,200
     64,100       Offshore Logistics, Inc.*....................    1,376,227
     16,800       P.A.M. Transportation Services, Inc.* .......      351,960
    114,600       Pentair, Inc.................................    3,786,384
    185,600       Pioneer Standard Electronics, Inc. ..........    1,299,200
    237,300       Powell Industries, Inc.*.....................    3,727,983
    301,100       Rayovac Corp.*...............................    4,245,510
     69,900       Roadway Corp.................................    2,800,893
    163,100       Ryder System, Inc............................    3,743,145
    259,900       Sauer-Danfoss, Inc...........................    1,923,260
    261,800       Shaw Group (The), Inc.*......................    3,916,528
    202,400       Technitrol, Inc..............................    2,961,112
    289,844       Terex Corp.*.................................    3,379,581
    236,200       Tetra Tech, Inc.*............................    2,097,456
    177,900       Thomas Industries, Inc.......................    5,121,741
     51,600       USFreightways Corp...........................    1,449,960
    166,500       Valmont Industries, Inc......................    4,195,800
     63,100       Veridian Corp.*..............................    1,511,876
    150,300       Werner Enterprises, Inc......................    3,073,635
     87,100       Willis Lease Finance Corp.*..................      368,433
     88,207       Wood's (T.B.) Corp...........................      682,634
                                                                ------------
                                                                 148,931,540
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER STAPLES - 17.63%

    533,500       Beverly Enterprises, Inc.*...................  $ 1,195,040
    321,300       BioMarin Pharmaceutical, Inc.*...............    2,072,385
    115,400       Corn Products International, Inc. ...........    3,400,838
    291,700       Cornell Cos., Inc.*..........................    1,858,129
    200,600       CV Therapeutics, Inc.*.......................    4,814,400
    156,850       Datascope Corp...............................    3,893,174
     12,805       DaVita, Inc.*................................      306,936
    380,800       Delta & Pine Land Co.........................    7,299,936
     40,000       Dianon Systems, Inc.*........................    1,600,000
    197,000       Gartner, Inc., Class A*......................    1,576,000
    194,400       Health Management Systems, Inc.*.............      719,280
    452,226       ICN Pharmaceuticals, Inc.....................    3,776,087
     81,100       Ingles Markets, Inc., Class A................      915,619
     68,700       Interstate Bakeries Corp.....................    1,711,317
    368,300       Invacare Corp................................   11,638,280
    100,800       Jarden Corp.*................................    2,412,144
    929,384       kforce.com, Inc.*............................    2,723,095
    210,100       Lifecore Biomedical, Inc.*...................    1,365,650
    173,100       MPW Industrial Services Group, Inc.* ........      346,200
    154,600       Nashua Corp.*................................    1,097,660
    264,200       NCO Group, Inc.*.............................    3,627,466
    420,600       Nextera Enterprises, Inc., Class A* .........      218,712
    437,100       PRAECIS Pharmaceuticals, Inc.*...............    1,188,912
    152,500       Priority Healthcare Corp., Class B* .........    3,704,225
    371,900       PSS World Medical, Inc.*.....................    2,841,316
     47,210       RemedyTemp, Inc., Class A*...................      706,262
    111,700       Rent-A-Center, Inc.*.........................    4,953,895
    869,125       Res-Care, Inc.*..............................    3,580,795
    111,421       Respironics, Inc.*...........................    3,558,787
    223,200       Scios, Inc.*.................................    6,441,552
    248,700       Serologicals Corp.*..........................    2,394,981
    368,300       SOS Staffing Services, Inc.*.................      154,686
    423,000       Spherion Corp.*..............................    2,576,070
    535,500       Thoratec Corp.*..............................    4,765,950
    220,600       United Natural Foods, Inc.*..................    5,360,580
    260,000       West Pharmaceutical Services, Inc. ..........    4,986,800
    138,400       Westaff, Inc.*...............................      304,480
    135,300       Wild Oats Market, Inc.*......................    1,526,319
                                                                ------------
                                                                 107,613,958
                                                                ------------

                  CONSUMER CYCLICAL - 12.67%

    132,275       Applebee's International, Inc................    3,146,822
    138,850       Bassett Furniture Industries, Inc. ..........    1,814,769
    199,900       Buckle, Inc.*................................    3,648,175
    117,400       Callaway Golf Co.............................    1,436,976
    206,800       Casey's General Stores, Inc..................    2,421,628
     84,800       CEC Entertainment, Inc.*.....................    2,357,440
    437,000       Checkers Drive-In Restaurants, Inc.* ........    3,037,150
    105,800       Cooper Tire & Rubber Co......................    1,376,458
    249,300       Friendly Ice Cream Corp.*....................    1,590,534
    152,700       G & K Services, Inc., Class A................    4,904,877
    503,850       InterTAN, Inc.*..............................    3,577,335
    276,900       Jack in the Box, Inc.*.......................    6,005,961
    127,400       Kimball International, Inc., Class B ........    1,940,302
    154,700       Lithia Motors, Inc., Class A*................    2,520,063
    176,800       Mesa Air Group, Inc.*........................      974,168
    110,624       Midwest Express Holdings, Inc.*..............      723,481


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    222,505       O'Charley's, Inc.*...........................  $ 4,383,348
     79,600       Oshkosh Truck Corp...........................    4,533,220
    246,900       Phillips-Van Heusen Corp.....................    3,338,088
     35,800       Proxymed, Inc.*..............................      414,206
    199,400       R & B, Inc.*.................................    1,764,690
     93,600       Rocky Shoes & Boots, Inc.*...................      463,320
    146,500       Ruby Tuesday, Inc............................    2,556,425
    280,350       Ryan's Family Steak Houses, Inc.* ...........    2,876,391
     93,700       Steak N Shake Co. (The)*.....................    1,029,763
    270,900       Tommy Hilfiger Corp.*........................    2,045,295
    140,300       Too, Inc.*...................................    3,549,590
    231,900       Topps Co. (The), Inc.*.......................    1,924,770
    347,100       Unifirst Corp................................    6,938,529
                                                                ------------
                                                                  77,293,774
                                                                ------------

                  FINANCE - 10.37%

    117,420       AmerUs Group Co..............................    3,369,954
     64,200       Annuity & Life Re (Holdings), Ltd. ..........      304,308
     42,000       BSB Bancorp, Inc.............................      850,920
    127,900       Corporate Office Properties
                  Trust, Inc., REIT ...........................    1,720,255
     54,200       Great American Financial Resources, Inc. ....      866,658
    109,598       Hanmi Financial Corp.*.......................    1,657,122
     99,250       Healthcare Realty Trust, Inc., REIT .........    3,072,780
    166,200       Horace Mann Educators Corp...................    2,494,662
    166,500       Innkeepers USA Trust, Inc., REIT.............    1,292,040
     54,000       Kilroy Realty Corp., REIT....................    1,162,080
    227,400       Matrix Bancorp, Inc.*........................    2,067,066
    277,825       Medical Office Properties, Inc.*.............    4,486,874
    215,400       Ohio Casualty Corp.*.........................    2,841,126
    180,900       Oriental Financial Group.....................    4,224,015
     77,100       Pacific Northwest Bancorp....................    1,892,805
    171,700       Phoenix Cos., Inc............................    1,553,885
     18,300       PICO Holdings, Inc.*.........................      190,704
    133,100       Presidential Life Corp.......................    1,637,130
    120,500       Reinsurance Group of America.................    3,312,545
    234,170       Republic Bancorp, Inc........................    2,882,867
    161,100       Selective Insurance Group, Inc...............    3,608,640
     55,900       Silicon Valley Bancshares*...................    1,050,361
     58,700       SL Green Realty Corp., REIT..................    1,712,866
    167,848       Superior Financial Corp......................    3,021,264
    111,900       Taylor Capital Group, Inc.*..................    1,941,465
     63,900       United Fire & Casualty Co....................    2,240,334
    138,900       Webster Financial Corp.......................    4,501,749
    277,200       Willow Grove Bancorp, Inc....................    3,312,540
                                                                ------------
                                                                  63,269,015
                                                                ------------

                  TECHNOLOGY - 6.36%

    250,400       Acxiom Corp.*................................    3,155,040
    481,400       Anadigics, Inc.*.............................    1,107,220
    224,900       Analysts International Corp.*................      404,820
    140,700       Asyst Technologies, Inc.*....................      844,200
    276,600       Caminus Corp.*...............................      691,500
    769,000       Computer Task Group, Inc.*...................    2,168,580
    140,100       Henry (Jack) & Associates....................    1,440,088
    349,200       Infinium Software, Inc.*.....................    2,399,004



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    192,800       infoUSA, Inc.*...............................  $   809,760
    123,100       Integral Systems, Inc.*......................    2,458,307
    118,700       Intergraph Corp.*............................    2,184,080
    320,100       Mapinfo Corp.*...............................    1,933,404
    316,900       Maxtor Corp.*................................    1,191,544
    300,215       MSC.Software Corp.*..........................    1,681,204
    234,650       Peak International, Ltd.*....................      922,174
    262,400       Pericom Semiconductor Corp.*.................    2,256,378
    306,500       Progress Software Corp.*.....................    3,825,120
     75,000       Rimage Corp.*................................      703,575
    150,000       Storage Technology Corp.*....................    2,652,000
    469,800       Sybase, Inc.*................................    6,018,138
                                                                ------------
                                                                  38,846,136
                                                                ------------

                  ENERGY - 5.97%

     49,700       3TEC Energy Corp.*...........................      636,160
    121,500       Atwood Oceanics, Inc.*.......................    3,620,700
    104,900       Cimarex Energy Co.*..........................    1,667,910
     70,300       Core Laboratories NV*........................      662,929
     49,100       Evergreen Resources, Inc.*...................    2,019,483
    163,000       Exco Resources, Inc.*........................    2,718,677
    258,500       Hanover Compressor Co.*......................    2,711,665
    193,400       Houston Exploration (The) Co.*...............    5,939,314
    531,000       Newpark Resources, Inc.*.....................    1,709,820
     66,100       Oceaneering International, Inc.*.............    1,830,970
     85,800       Patterson-UTI Energy, Inc.*..................    2,481,336
     35,200       Penn Virginia Corp...........................    1,129,920
    110,200       Pride International, Inc.*...................    1,529,576
    131,600       Remington Oil & Gas Corp.*...................    2,026,640
    166,600       Vintage Petroleum, Inc.......................    1,599,360
    173,050       XTO Energy, Inc..............................    4,161,852
                                                                ------------
                                                                  36,446,312
                                                                ------------

                  UTILITIES - 5.94%

     90,350       American States Water Co.....................    2,421,380
    163,850       Atmos Energy Corp............................    3,604,700
     99,650       Cascade Natural Gas Corp.....................    1,922,249
    116,700       Great Plains Energy, Inc.....................    2,631,585
    125,300       Idacorp, Inc.................................    3,259,053
    130,750       New Jersey Resources Corp....................    4,129,085
    146,700       Northwest Natural Gas Co.....................    4,398,066
    194,300       NUI Corp.....................................    2,417,092
     94,575       Philadelphia Suburban Corp...................    2,032,417
    100,500       South Jersey Industries, Inc.................    3,208,965
    276,500       Southwest Gas Corp...........................    6,215,720
                                                                ------------
                                                                  36,240,312
                                                                ------------

                  COMMUNICATIONS - 4.90%

    165,550       ADVO, Inc.*..................................    5,022,787
    225,600       APAC Customer Services, Inc.*................      570,768
    148,400       CT Communications, Inc.......................    2,114,700
    322,300       General Communication, Inc., Class A* .......    1,495,472
    285,800       Hypercom Corp.*..............................      628,760
    227,500       Journal Register Co.*........................    4,201,925


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    262,400       MasTec, Inc.*................................  $   679,616
    324,600       NMS Communications Corp.*....................      376,536
    426,500       Performance Technologies, Inc.*..............    1,441,570
    223,200       ProQuest Co.*................................    4,323,384
    122,200       Pulitzer, Inc................................    5,682,300
    168,100       Sinclair Broadcast Group, Inc.*..............    1,988,623
    137,400       Young Broadcasting, Inc., Class A* ..........    1,374,000
                                                                ------------
                                                                  29,900,441
                                                                ------------

                  BASIC MATERIALS - 4.88%

    112,400       Albemarle Corp...............................    3,160,688
    198,200       Buckeye Technologies, Inc.*..................    1,236,768
    114,400       Fuller (H.B.) Co.............................    3,256,968
    141,600       Glatfelter...................................    1,707,696
    194,800       Longview Fibre Co............................    1,324,640
    200,000       Louisiana-Pacific Corp.*.....................    1,348,000
    271,600       MacDermid, Inc...............................    5,453,728
    161,900       Olin Corp....................................    2,632,494
    103,700       Rayonier, Inc................................    4,374,066
    145,300       Reliance Steel & Aluminum Co.................    3,044,035
    122,200       Spartech Corp................................    2,230,150
                                                                ------------
                                                                  29,769,233
                                                                ------------
                  TOTAL COMMON STOCKS .........................  568,310,721
                                                                ------------
                  (Cost $650,572,095)

CONVERTIBLE PREFERRED STOCKS - 0.91%

    105,700       Exco Resources, Inc., 5.00%..................    1,831,253
    137,000       United Fire & Casualty Co.
                  Series A, 6.38%   ...........................    3,697,630
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS ..........    5,528,883
                                                                ------------
                  (Cost $5,644,700)



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.71%

$34,841,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $34,842,829
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362)..................... $ 34,841,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   34,841,000
                                                                ------------
                  (Cost $34,841,000)

TOTAL INVESTMENTS - 99.75%.....................................  608,680,604
                                                                ------------
(Cost $691,057,795)

NET OTHER ASSETS AND LIABILITIES - 0.25%.......................    1,522,291
                                                                ------------

NET ASSETS - 100.00%........................................... $610,202,895
                                                                ============

-----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 95.59%

                  CONSUMER STAPLES - 29.13%

     39,500       Accredo Health, Inc.*........................ $  1,828,060
    175,900       American Healthways, Inc.*...................    3,456,435
     91,400       American Italian Pasta Co., Class A* ........    3,148,730
    156,700       American Medical Systems Holdings, Inc.* ....    2,192,233
     83,700       American Pharmaceutical Partners, Inc.* .....    1,674,000
     49,800       Arbitron, Inc.*..............................    1,700,670
     94,200       Atrix Labs, Inc.*............................    1,722,070
     60,800       Cell Genesys, Inc.*..........................      636,576
     86,670       Charles River Associates, Inc.*..............    1,358,119
     63,600       Constellation Brands, Inc., Class A* ........    1,610,988
    107,900       Corporate Executives Board Co.*..............    3,581,201
     73,100       CV Therapeutics, Inc.*.......................    1,754,400
     25,010       Education Management, Corp.*.................      917,867
    222,400       Endocare, Inc.*..............................      629,614
    134,400       Enzon, Inc.*.................................    2,607,360
    206,800       First Horizon Pharmaceutical Corp.* .........      758,956
     85,060       FirstService Corp.*..........................    1,494,504
     50,950       Haemonetics Corp.*...........................    1,080,649
    356,300       Hooper Holmes, Inc...........................    2,369,395
     44,700       IDEXX Laboratories, Inc.*....................    1,542,150
    282,600       Integra LifeSciences Holdings Corp.* ........    3,905,532
     47,800       InterMune, Inc.*.............................    1,755,694
    148,490       Isis Pharmaceuticals, Inc.*..................    1,449,262
     68,300       Jarden Corp.*................................    1,634,419
     78,600       Kroll, Inc.*.................................    1,531,128
     39,870       LifePoint Hospitals, Inc.*...................    1,249,924
     97,600       Ligand Pharmaceuticals, Inc., Class B* ......      642,208
     76,500       Neopharm, Inc.*..............................    1,179,630
     49,300       Neurocrine Biosciences, Inc.*................    2,213,570
    128,600       Noven Pharmaceuticals, Inc.*.................    1,647,366
     72,300       Pain Therapeutics, Inc.*.....................      281,247
    107,900       Performance Food Group Co.*..................    4,012,801
    135,800       Province Healthcare Co.*.....................    1,772,190
     67,700       Respironics, Inc.*...........................    2,162,338
    127,900       Salix Pharmaceuticals, Ltd.*.................    1,048,780
     38,800       Scotts (The) Co., Class A*...................    1,846,880
    168,000       SICOR, Inc.*.................................    2,501,520
     53,000       SonoSite, Inc.*..............................      782,227
     61,800       SOURCECORP, Inc.*............................    1,417,074
    127,000       Sylvan Learning Systems, Inc.*...............    1,939,290
     65,900       Taro Pharmaceutical Industries, Ltd.* .......    2,290,025
    190,000       Telik, Inc.*.................................    2,802,500
    187,674       Thoratec Corp.*..............................    1,670,299
     84,400       Transkaryotic Therapies, Inc.*...............      982,416
    125,800       Wright Medical Group, Inc.*..................    2,165,144
     55,700       Zoll Medical Corp.*..........................    1,807,465
                                                                ------------
                                                                  82,754,906
                                                                ------------

                  CONSUMER CYCLICAL - 16.90%

     56,600       AFC Enterprises, Inc.*.......................    1,048,232
    506,450       American Classic Voyages Co.*................        2,532
     77,200       Ameristar Casinos, Inc.*.....................    1,003,523
     83,200       Bally Total Fitness Holding Corp.* ..........      565,760
     26,500       Beazer Homes USA, Inc.*......................    1,741,845
    232,000       Charming Shoppes, Inc.*......................    1,067,200


     SHARES                                                        VALUE
   ----------                                                    ----------
                  CONSUMER CYCLICAL (CONTINUED)

     66,600       Cost Plus, Inc.*.............................  $ 1,924,807
    163,700       Daisytek International Corp.*................    1,393,087
    187,600       Electronics Boutique Holdings Corp.* ........    4,727,708
    168,500       Extended Stay America, Inc.*.................    2,106,250
    112,500       Gart Sports Co.*.............................    2,094,750
    135,000       HOT Topic, Inc.*.............................    2,632,500
     26,000       Meritage, Corp.*.............................    1,040,000
    100,500       Mothers Work, Inc.*..........................    3,621,015
     73,400       Panera Bread Co., Class A*...................    2,385,500
    115,400       Petco Animal Supplies, Inc.*.................    2,891,924
     46,600       P.F. Chang's China Bistro, Inc.*.............    1,607,700
     27,900       Polaris Industries, Inc......................    1,757,421
     25,900       ScanSource, Inc.*............................    1,556,590
    222,700       Scientific Games Corp., Class A*.............    1,696,974
     14,000       SkyWest, Inc.................................      212,394
     84,200       Sonic Corp.*.................................    1,959,334
    158,100       Station Casinos, Inc.*.......................    2,844,219
    101,400       Too, Inc.*...................................    2,565,420
     79,400       United Stationers, Inc.*.....................    2,360,562
     74,000       Watsco, Inc..................................    1,184,000
                                                                ------------
                                                                  47,991,247
                                                                ------------

                  INDUSTRIAL - 15.07%

    115,400       Applied Films Corp.*.........................    1,636,372
    116,100       Armor Holdings, Inc.*........................    1,777,491
    483,500       Crown Cork & Seal Co., Inc...................    3,094,400
     63,575       CUNO, Inc.*..................................    1,975,911
    107,000       Cymer, Inc.*.................................    2,687,840
     31,600       DRS Technologies, Inc.*......................    1,047,224
    144,700       DSP Group, Inc.*.............................    2,069,355
    136,000       Genesee & Wyoming, Inc., Class A* ...........    2,978,400
     59,925       Graco, Inc...................................    1,638,949
    154,358       Heartland Express, Inc.*.....................    3,030,048
    327,827       HEICO Corp., Class A.........................    2,478,372
     65,300       Integrated Defense Technologies, Inc.* ......      916,159
     92,700       Itron, Inc.*.................................    2,029,203
    132,000       Maverick Tube Corp.*.........................    1,683,000
    123,900       Methode Electronics, Inc., Class A ..........    1,138,641
     98,800       MTC Technologies, Inc.*......................    2,419,612
    197,400       NS Group, Inc.*..............................    1,184,400
     51,700       Planar Systems, Inc.*........................      949,729
     64,700       Stericycle, Inc.*............................    2,154,510
     29,900       Triumph Group, Inc. *........................      736,138
     91,500       UTI Worldwide, Inc...........................    2,133,780
     83,200       Waste Connections, Inc.*.....................    3,043,456
                                                                ------------
                                                                  42,802,990
                                                                ------------

                  TECHNOLOGY - 13.45%

     57,800       Activision, Inc.*............................    1,184,900
     28,400       Anteon International Corp.*..................      653,200
    842,400       Atmel Corp.*.................................    1,406,808
    153,200       ATMI, Inc.*..................................    2,817,348
     35,900       BARRA, Inc.*.................................    1,288,451
     25,300       Cerner Corp.*................................      900,933
    450,600       Entegris, Inc.*..............................    3,879,666
     34,030       FactSet Research Systems, Inc................      930,720


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

     46,400       Fidelity National Information
                  Solutions, Inc.*  ........................... $    888,096
    169,100       Genesis Microchip, Inc.*.....................    1,981,852
     98,000       Henry (Jack) & Associates, Inc...............    1,007,342
     99,000       Hyperion Solutions Corp.*....................    2,673,000
     87,500       InterCept, Inc.*.............................    1,383,375
    107,700       Intersil Corp., Class A*.....................    1,829,823
     62,800       JDA Software Group, Inc.*....................      549,500
     99,500       Mercury Interactive Corp.*...................    2,623,815
     54,030       National Instruments Corp.*..................    1,550,121
    115,200       O2Micro International, Ltd.*.................      988,301
     79,400       Photon Dynamics, Inc.*.......................    1,703,924
    175,000       Photronics, Inc.*............................    2,124,500
    120,220       Pioneer Standard Electronics, Inc. ..........      841,540
     99,000       Power Intergrations, Inc.*...................    1,746,360
     86,500       Precise Software Solutions, Ltd.* ...........    1,003,400
    342,870       Secure Computing Corp.*......................    1,416,053
     79,600       SPSS, Inc.*..................................      845,352
                                                                ------------
                                                                  38,218,380
                                                                ------------

                  ENERGY - 8.47%

     69,200       Arch Coal, Inc...............................    1,201,312
     91,700       Brown (Tom), Inc.*...........................    2,191,630
     53,100       Evergreen Resources, Inc.*...................    2,184,003
    197,600       Global Industries, Ltd.*.....................      790,400
    195,000       Key Energy Services, Inc.*...................    1,741,350
     97,900       Patterson-UTI Energy, Inc.*..................    2,831,268
     44,200       Peabody Energy Corp..........................    1,138,150
    136,600       Remington Oil & Gas Corp.*...................    2,103,640
    124,400       Spinnaker Exploration Co.*...................    2,394,700
     82,620       St. Mary Land & Exploration Co...............    2,093,591
     52,600       Superior Energy Services, Inc.*..............      430,794
    238,700       Ultra Petroleum Corp.*.......................    1,964,501
     59,500       Western Gas Resources, Inc...................    1,970,045
     42,500       XTO Energy, Inc..............................    1,022,125
                                                                ------------
                                                                  24,057,509
                                                                ------------

                  FINANCE - 7.41%

     71,800       Boston Private Financial Holdings, Inc.          1,321,838
     82,700       Brown & Brown, Inc...........................    2,514,080
     83,400       East-West Bancorp, Inc.......................    2,877,300
     70,900       Hilb, Rogal & Hamilton Co....................    2,906,900
     66,700       Philadelphia Consolidated Holding Corp.* ....    2,235,784
      9,400       Platinum Underwriters Holdings, Ltd.* .......      235,940
     76,000       Prosperity Bancshares, Inc...................    1,426,520
     45,500       UCBH Holdings, Inc...........................    1,905,995
     83,100       W Holding Co., Inc...........................    1,476,687
     65,400       Webster Financial Corp.......................    2,119,614
     47,800       Westamerica Bancorp..........................    2,030,544
                                                                ------------
                                                                  21,051,202
                                                                ------------

                  COMMUNICATIONS - 5.16%

     52,100       Avocent Corp.*...............................    1,042,000
    105,300       FreeMarkets, Inc.*...........................      756,054
    111,600       Lin TV Corp., Class A*.......................    2,302,308



     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    184,800       MatrixOne, Inc.*.............................  $   486,024
    266,200       Radio One, Inc., Class D*....................    4,440,216
     98,300       SafeNet, Inc.*...............................    1,636,695
    166,200       TriZetto Group, Inc.*........................    1,011,992
    179,100       webMethods, Inc.*............................    1,294,893
     83,700       Websense, Inc.*..............................    1,689,903
                                                                ------------
                                                                  14,660,085
                                                                ------------
                  TOTAL COMMON STOCKS .........................  271,536,319
                                                                ------------
                  (Cost $301,072,513)

   PAR VALUE
   ----------

REPURCHASE AGREEMENT - 4.19%

$11,889,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $11,889,624
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $11,884,511
                  Market Value $12,129,512)....................   11,889,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   11,889,000
                                                                ------------
                  (Cost $11,889,000)

TOTAL INVESTMENTS - 99.78%.....................................  283,425,319
                                                                ------------
(Cost $312,961,513)

NET OTHER ASSETS AND LIABILITIES - 0.22%.......................      636,767
                                                                ------------

NET ASSETS - 100.00%........................................... $284,062,086
                                                                ============

---------------------------------------
*      Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 99.97%

                  AUSTRALIA - 3.13%

  1,515,341       BHP Billiton, Ltd............................ $  8,149,795
    108,800       CSL, Ltd.....................................    1,068,845
  1,511,100       Foster's Group, Ltd..........................    3,983,817
                                                                ------------
                                                                  13,202,457
                                                                ------------

                  BRAZIL - 0.00%

      2,000       Companhia Vale de Rio Doce...................            0
                                                                ------------

                  DENMARK - 1.03%

    272,700       Danske Bank A/S..............................    4,342,449
                                                                ------------

                  FINLAND - 0.92%

    135,253       Stora Enso Oyj, Class R......................    1,406,416
     75,900       UPM-Kymmene Oyj..............................    2,461,674
                                                                ------------
                                                                   3,868,090
                                                                ------------

                  FRANCE - 8.95%

    138,846       Accor SA.....................................    4,929,468
     76,308       Aventis SA...................................    4,568,187
    164,500       JC Decaux SA.................................    1,767,556
     17,000       L'Air Liquide SA.............................    2,178,516
     32,300       L'Oreal SA...................................    2,405,459
    116,144       Sanofi-Synthelabo SA.........................    7,102,501
    163,711       Schneider Electric SA........................    7,587,545
     52,567       TotalFinaElf SA..............................    7,241,322
                                                                ------------
                                                                  37,780,554
                                                                ------------

                  GERMANY - 1.38%

    128,600       Schering AG..................................    5,843,081
                                                                ------------

                  HONG KONG - 2.94%

  2,677,500       China Mobile, Ltd.*..........................    6,574,364
  1,558,000       Hong Kong and China Gas Co., Ltd. ...........    2,047,608
    614,200       Hutchison Whampoa, Ltd.......................    3,780,129
                                                                ------------
                                                                  12,402,101
                                                                ------------

                  INDIA - 0.88%

    117,900       Dr. Reddy's Laboratories, Ltd., ADR .........    1,709,550
    165,000       Ranbaxy Laboratories, Ltd., GDR..............    1,996,500
                                                                ------------
                                                                   3,706,050
                                                                ------------

                  IRELAND - 2.13%

    600,000       Bank of Ireland..............................    6,654,981
    195,300       Irish Life & Permanent Plc...................    2,320,925
                                                                ------------
                                                                   8,975,906
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  ISRAEL - 2.12%

    139,800       Check Point Software Technologies, Ltd.* .... $  1,927,842
     90,800       Teva Pharmaceutical Industries, Ltd., ADR ...    7,030,644
                                                                ------------
                                                                   8,958,486
                                                                ------------

                  ITALY - 5.98%

  1,180,000       Autostrade - Concessioni e Costruzioni
                  Autostrade SpA...............................    9,757,668
    571,381       ENI SpA......................................    7,933,254
  2,014,500       UniCredito Italiano SpA......................    7,581,033
                                                                ------------
                                                                  25,271,955
                                                                ------------

                  JAPAN - 22.15%

     43,200       Aeon Credit Service Co., Ltd.................    1,491,648
    293,000       CANON, Inc...................................   10,810,564
    180,300       Honda Motor Co., Ltd.........................    6,461,042
    103,000       KAO Corp.....................................    2,354,168
     28,900       Keyence Corp.................................    4,784,186
    411,000       Marui Co., Ltd...............................    3,817,916
    662,000       Matsushita Electric Industrial Co., Ltd. ....    6,938,495
     41,000       Murata Manufacturing Co., Ltd................    1,937,781
    669,000       Nissan Motor Co., Ltd........................    5,138,756
      1,053       NTT Docomo, Inc..............................    1,942,581
    143,700       Pioneer Corp.................................    2,451,576
    139,000       Ricoh Co., Ltd...............................    2,484,856
     69,690       Rohm Co., Ltd................................    8,777,658
    103,500       Secom Co., Ltd...............................    3,658,226
    274,000       Seven-Eleven Japan Co., Ltd..................    7,738,717
     70,700       Shimamura Co., Ltd...........................    4,524,575
    232,500       Shin-Etsu Chemical Co., Ltd..................    7,173,928
     24,700       SMC Corp.....................................    1,955,739
    110,000       Takeda Chemical Industries, Ltd..............    4,570,385
    112,200       Tokyo Electron, Ltd..........................    4,524,411
                                                                ------------
                                                                  93,537,208
                                                                ------------
                  MEXICO - 2.76%

  4,577,000       Grupo Financiero BBVA Bancomer*.. ...........    3,607,235
  3,228,000       Wal-Mart de Mexico SA de CV, Series V .......    8,061,485
                                                                ------------
                                                                  11,668,720
                                                                ------------

                  NETHERLANDS - 6.38%

     51,689       Gucci Group NV, New York Registered
                  Shares*......................................    4,670,101
     99,046       Heineken NV..................................    3,979,417
    221,721       Koninklijke (Royal) Philips Electronics NV ..    3,974,321
    126,518       Unilever NV..................................    8,112,779
    231,913       VNU NV.......................................    6,226,330
                                                                ------------
                                                                  26,962,948
                                                                ------------

                  SOUTH KOREA - 5.95%

     74,039       Kookmin Bank, ADR............................    2,395,162
     44,890       Pacific Corp.................................    4,531,511


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  SOUTH KOREA (CONTINUED)

     35,691       Samsung Electronics Co., Ltd................. $ 10,105,694
     22,800       Shinsegae Co., Ltd...........................    3,078,145
    249,287       SK Telecom Co., Ltd., ADR....................    5,003,190
                                                                ------------
                                                                  25,113,702
                                                                ------------

                  SPAIN - 4.55%

    434,500       Amadeus Global Travel Distribution SA,
                  Class A......................................    2,142,874
    121,200       Banco Popular Espanol SA.....................    5,189,982
     95,000       Industria de Diseno Textil SA................    2,135,635
  1,025,642       Telefonica SA*...............................    9,730,583
                                                                ------------
                                                                  19,199,074
                                                                ------------

                  SWITZERLAND - 3.57%

     11,200       Givaudan SA, Registered......................    4,688,827
     30,350       Nestle SA, Registered........................    6,507,140
    101,640       Novartis AG, Registered......................    3,876,420
                                                                ------------
                                                                  15,072,387
                                                                ------------

                  TAIWAN - 0.57%

    306,298       Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR*................    2,395,250
                                                                ------------

                  THAILAND - 1.79%

    452,700       Big C Supercenter PCL, Receipt*..............      213,411
  1,605,800       Land & House PCL, Receipt....................    2,671,780
    107,900       Siam Cement PCL, Receipt.....................    2,428,606
  3,656,200       Siam Commercial Bank PCL*....................    2,238,991
                                                                ------------
                                                                   7,552,788
                                                                ------------

                  UNITED KINGDOM - 22.79%

    643,399       BAA Plc......................................    5,742,655
    331,100       Barclays Plc.................................    2,289,592
    936,600       BP Plc.......................................    6,007,789
    516,600       British Sky Broadcasting Group Plc* .........    4,877,624
    553,800       Capita Group Plc.............................    1,940,786
    625,700       Diageo Plc...................................    7,053,048
    543,484       GlaxoSmithKline Plc..........................   10,373,451
    272,533       Imperial Tobacco Group Plc...................    4,263,790
  1,595,338       Kingfisher Plc...............................    5,578,365
  1,244,944       Marks & Spencer Group Plc....................    7,289,342
    207,800       Reckitt Benckiser Plc........................    3,771,206
    533,476       Reed Elsevier Plc............................    4,711,460
    356,745       Royal Bank of Scotland Group Plc.............    8,394,260
    387,200       Shire Pharmaceuticals Group Plc..............    3,119,746
  1,266,092       Smith & Nephew Plc...........................    7,527,063
    437,598       Standard Chartered Plc.......................    5,093,601
  1,070,200       Tesco Plc....................................    3,319,364
  3,019,500       Vodafone Group Plc...........................    4,853,930
                                                                ------------
                                                                  96,207,072
                                                                ------------
                  TOTAL COMMON STOCKS .........................  422,060,278
                                                                ------------
                  (Cost $471,946,417)

   PAR VALUE                                                        VALUE
   ----------                                                    ----------


REPURCHASE AGREEMENT - 1.39%

$ 5,853,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $5,853,307
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $5,850,790
                  Market Value $5,971,405)..................... $  5,853,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    5,853,000
                                                                ------------
                  (Cost $5,853,000)

TOTAL INVESTMENTS - 101.36%....................................  427,913,278
                                                                ------------
(Cost $477,799,417)

NET OTHER ASSETS AND LIABILITIES - (1.36)%.....................   (5,724,019)
                                                                ------------

NET ASSETS - 100.00%........................................... $422,189,259
                                                                ============

-------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
PCL    Public Company Limited

                     INDUSTRY CONCENTRATION OF COMMON STOCKS
                         AS A PERCENTAGE OF NET ASSETS:

Consumer Staples                        24.48%
Consumer Cyclical                       22.82
Finance                                 12.68
Industrial                              11.65
Communications                          10.62
Technology                               7.63
Energy                                   4.08
Basic Materials                          3.71
Utilities                                2.30
                                        -----
Total                                   99.97%
                                        =====


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
     776,757       EURO     11/01/02    $ 769,650      $ 4,544
   7,662,149        THB     11/01/02      176,954          (42)
   6,956,421        THB     11/04/02      160,654          294
   7,074,673        THB     11/04/02      163,385          299
  12,781,677        THB     11/05/02      295,185          (73)
                                       ---------    ----------
                                      $ 1,565,828      $ 5,022
                                       =========    ==========

--------------------------------------------
EURO    European Monetary Unit
THB     Thai Baht

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       52

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-------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

                                                  ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY   EQUITY VALUE
                                                        FUND            FUND          INCOME FUND        FUND             FUND
                                                   -------------   --------------   -------------   --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost........................   $ 442,264,786    $ 211,833,778   $ 568,403,195    $  31,745,419   $ 318,073,486
     Repurchase agreement.......................      14,525,000        2,227,000      13,307,000        1,188,000      12,008,000
     Net unrealized appreciation (depreciation).     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)    (17,938,300)
                                                   -------------   --------------   -------------   --------------   -------------
       Total investments at value...............     434,695,108      184,233,334     552,373,466       28,796,696     312,143,186
   Cash and foreign currency*...................             738              765             668              583              18
   Unrealized appreciation on open forward
     foreign currency contracts.................              --               --              --               --              --
   Receivable for investments sold..............         992,750        2,011,737              --          498,985      43,703,897
   Receivable for shares sold...................         149,048           59,938         575,795           77,106         638,219
   Interest and dividends receivables...........       2,097,127          513,825         773,439           59,792         138,081
   Tax reclaim receivable.......................              --               --              --               --              --
   Deferred organizational expense (Note 2).....              --               --              --            1,145              --
                                                   -------------   --------------   -------------   --------------   -------------
     Total Assets...............................     437,934,771      186,819,599     553,723,368       29,434,307     356,623,401
                                                   -------------   --------------   -------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased............       1,007,403        4,576,922              --          770,370      47,953,411
   Payable to custodian.........................              --               --              --               --              --
   Payable for shares repurchased...............         704,615          779,519         808,430           55,249         509,959
   Payable to Fleet and affiliates (Note 3).....         469,055          169,782         512,139           17,737         305,251
   Trustees' fees and expenses payable (Note 3).          17,937            9,325          19,385            2,023          14,787
   Accrued expenses and other payables..........         145,555           57,111         140,422           21,682          96,577
                                                   -------------   --------------   -------------   --------------   -------------
     Total Liabilities..........................       2,344,565        5,592,659       1,480,376          867,061      48,879,985
                                                   -------------   --------------   -------------   --------------   -------------
NET ASSETS......................................   $ 435,590,206    $ 181,226,940   $ 552,242,992    $  28,567,246   $ 307,743,416
                                                   =============   ==============   =============   ==============   =============


                                                        LARGE CAP      EQUITY GROWTH     LARGE CAP         GROWTH
                                                       VALUE FUND          FUND         GROWTH FUND        FUND II
                                                     --------------   -------------    --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost.........................    $   88,642,487   $  971,790,193   $  105,547,797   $  51,642,990
     Repurchase agreement........................                --       51,234,000       13,124,000       9,410,000
     Net unrealized appreciation (depreciation)..         3,407,681      (19,271,525)     (11,797,445)     (1,007,191)
                                                     --------------   --------------   --------------   -------------
       Total investments at value................        92,050,168    1,003,752,668      106,874,352      60,045,799
   Cash and foreign currency*....................                --              439              915              --
   Unrealized appreciation on open forward
     foreign currency contracts..................                --               --               --              --
   Receivable for investments sold...............                --        5,590,992               --          17,897
   Receivable for shares sold....................            24,513        1,677,428           85,766           2,118
   Interest and dividends receivables............           149,301        1,262,808           86,774          27,444
   Tax reclaim receivable........................                --               --               --              --
   Deferred organizational expense (Note 2)......                --               --               --              --
                                                     --------------   --------------   --------------   -------------
     Total Assets................................        92,223,982    1,012,284,335      107,047,807      60,093,258
                                                     --------------   --------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased.............                --        5,351,803               --       1,193,955
   Payable to custodian..........................         1,696,527               --               --          10,967
   Payable for shares repurchased................           418,975        2,907,099          269,334         199,961
   Payable to Fleet and affiliates (Note 3)......            87,145          836,065           97,260          59,463
   Trustees' fees and expenses payable (Note 3)..               875           41,394              950           1,092
   Accrued expenses and other payables...........            34,066          234,986           41,508          36,668
                                                     --------------   --------------   --------------   -------------
     Total Liabilities...........................         2,237,588        9,371,347          409,052       1,502,106
                                                     --------------   --------------   --------------   -------------
NET ASSETS.......................................    $   89,986,394   $1,002,912,988   $  106,638,755   $  58,591,152
                                                     ==============   ==============   ==============   =============




                                                         SMALL CAP      SMALL COMPANY   INTERNATIONAL
                                                         VALUE FUND      EQUITY FUND     EQUITY FUND
                                                       --------------   -------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at cost.........................      $  656,216,795   $  301,072,513   $  471,946,417
     Repurchase agreement........................          34,841,000       11,889,000        5,853,000
     Net unrealized appreciation (depreciation)..         (82,377,191)     (29,536,194)     (49,886,139)
                                                       --------------   --------------   --------------
       Total investments at value................         608,680,604      283,425,319      427,913,278
   Cash and foreign currency*....................                  --              282          241,869
   Unrealized appreciation on open forward
     foreign currency contracts..................                  --               --            5,022
   Receivable for investments sold...............           2,496,216        4,910,748               --
   Receivable for shares sold....................           3,791,885        1,938,364        2,335,746
   Interest and dividends receivables............             254,553           53,333          707,973
   Tax reclaim receivable........................                  --               --          660,654
   Deferred organizational expense (Note 2)......                  --               --               --
                                                       --------------   --------------   --------------
     Total Assets................................         615,223,258      290,328,046      431,864,542
                                                       --------------   --------------   --------------

LIABILITIES:
   Payable for investments purchased.............             928,496        3,350,287        1,971,334
   Payable to custodian..........................                  15               --               --
   Payable for shares repurchased................           3,506,486        2,578,671        7,282,867
   Payable to Fleet and affiliates (Note 3)......             493,194          253,124          316,616
   Trustees' fees and expenses payable (Note 3)..              11,885           13,323           15,859
   Accrued expenses and other payables...........              80,287           70,555           88,607
                                                       --------------   --------------   --------------
     Total Liabilities...........................           5,020,363        6,265,960        9,675,283
                                                       --------------   --------------   --------------
NET ASSETS.......................................      $  610,202,895   $  284,062,086   $  422,189,259
                                                       ==============   ==============   ==============

-----------------------------------------------------------------------
* Cost and market value of foreign currency is $689 and $698, respectively, for the International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      54-55

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2002

                                                                 ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                       FUND            FUND          INCOME FUND        FUND
                                                                  -------------   --------------   -------------   --------------

NET ASSETS CONSIST OF:
   Par value (Note 5)..........................................   $      33,861    $      18,237   $      54,834   $        3,346
   Paid-in capital in excess of par value......................     484,842,913      231,135,186     584,254,701       34,818,425
   Undistributed (overdistributed) net investment income ......       1,115,554          445,761         319,232           32,838
   Accumulated net realized gain (loss) on investments sold ...     (28,307,444)     (20,544,800)     (3,049,046)      (2,150,640)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)
                                                                  -------------   --------------   -------------   --------------
TOTAL NET ASSETS...............................................   $ 435,590,206   $  181,226,940   $ 552,242,992   $   28,567,246
                                                                  =============   ==============   =============   ==============
Retail A Shares:
   Net Assets..................................................   $ 198,153,707   $   97,461,943   $ 180,269,346   $    6,578,110
   Shares of beneficial interest outstanding...................      15,395,458        9,804,996      17,934,124          769,853
   NET ASSET VALUE and redemption price per share .............   $       12.87   $         9.94   $       10.05   $         8.54
   Sales charge - 5.75% of offering price......................            0.79             0.61            0.61             0.52
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.66   $        10.55   $       10.66   $         9.06
                                                                  =============   ==============   =============   ==============
Retail B Shares:
   Net Assets..................................................   $  73,183,385   $   9,565,050    $  31,406,565   $    2,093,096
   Shares of beneficial interest outstanding...................       5,698,219          981,679       3,196,973          250,352
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.84   $        9.74    $        9.82   $         8.36
                                                                  =============   ==============   =============   ==============
Trust Shares:
   Net Assets..................................................   $ 163,934,204   $   74,199,947   $ 340,496,456   $   19,896,040
   Shares of beneficial interest outstanding...................      12,742,571        7,450,006      33,695,429        2,325,436
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................   $       12.87   $         9.96   $       10.11   $         8.56
                                                                  =============   ==============   =============   ==============
Prime A Shares:
   Net Assets..................................................   $      42,547   $           --   $      15,203   $           --
   Shares of beneficial interest outstanding...................           3,308               --           1,508               --
   NET ASSET VALUE and redemption price per share .............   $       12.86   $           --   $       10.08   $           --
   Sales charge - 5.50% of offering price......................            0.75               --            0.59               --
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.61   $           --   $       10.67   $           --
                                                                  =============   ==============   =============   ==============
Prime B Shares:
   Net Assets..................................................   $     276,363   $           --   $      55,422   $           --
   Shares of beneficial interest outstanding...................          21,507               --           5,596               --
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.85   $           --   $        9.90   $           --
                                                                  =============   ==============   =============   ==============



                                                                 EQUITY VALUE       LARGE CAP      EQUITY GROWTH      LARGE CAP
                                                                     FUND          VALUE FUND          FUND          GROWTH FUND
                                                                -------------    --------------   -------------    --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $      31,880    $        8,777   $       62,176   $       17,766
   Paid-in capital in excess of par value......................   396,812,995        77,832,146    1,163,918,405      189,846,811
   Undistributed (overdistributed) net investment income ......        (8,463)           50,063        1,807,369             (437)
   Accumulated net realized gain (loss) on investments sold ...   (71,154,696)        8,687,727     (143,603,437)     (71,427,940)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........   (17,938,300)        3,407,681      (19,271,525)     (11,797,445)
                                                                -------------    --------------   --------------   --------------
TOTAL NET ASSETS............................................... $ 307,743,416    $   89,986,394   $1,002,912,988   $  106,638,755
                                                                =============    ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $ 123,084,941    $    6,482,793   $  239,278,642   $    3,000,388
   Shares of beneficial interest outstanding...................    12,842,931           631,272       14,974,985          506,936
   NET ASSET VALUE and redemption price per share ............. $        9.58    $        10.27   $        15.98   $         5.92
   Sales charge - 5.75% of offering price......................          0.58              0.63             0.97             0.36
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $       10.16    $        10.90   $        16.95   $         6.28
                                                                =============    ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $  16,790,981    $   12,490,138   $   64,156,211   $   14,240,632
   Shares of beneficial interest outstanding...................     1,823,031         1,247,476        4,245,150        2,516,805
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        9.21    $        10.01   $        15.11   $         5.66
                                                                =============    ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $ 167,867,494    $   71,013,463   $  699,214,730   $   89,397,735
   Shares of beneficial interest outstanding...................    17,214,143         6,898,414       42,938,822       14,741,882
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        9.75    $        10.29   $        16.28   $         6.06
                                                                =============    ==============   ==============   ==============
Prime A Shares:
   Net Assets.................................................. $          --               N/A   $       56,357              N/A
   Shares of beneficial interest outstanding...................            --               N/A            3,509              N/A
   NET ASSET VALUE and redemption price per share ............. $          --               N/A   $        16.06              N/A
   Sales charge - 5.50% of offering price......................            --               N/A             0.93              N/A
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $          --               N/A   $        16.99              N/A
                                                                =============    ==============   ==============   ==============
Prime B Shares:
   Net Assets.................................................. $          --               N/A   $      207,048              N/A
   Shares of beneficial interest outstanding...................            --               N/A           13,299              N/A
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $          --               N/A   $        15.57              N/A
                                                                =============    ==============   ==============   ==============



                                                                    GROWTH        SMALL CAP       SMALL COMPANY   INTERNATIONAL
                                                                    FUND II       VALUE FUND       EQUITY FUND     EQUITY FUND
                                                                -------------   --------------   -------------   --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $       7,966   $       48,043   $       24,416   $       44,859
   Paid-in capital in excess of par value......................    63,573,343      660,688,835      415,039,057      797,786,086
   Undistributed (overdistributed) net investment income ......          (755)          80,108           (7,647)       4,356,476
   Accumulated net realized gain (loss) on investments sold ...    (3,982,233)      31,763,100     (101,457,546)    (330,162,036)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........   (1,007,169)      (82,377,191)     (29,536,194)     (49,836,126)
                                                                -------------   --------------   --------------   --------------
TOTAL NET ASSETS............................................... $  58,591,152   $  610,202,895   $  284,062,086   $  422,189,259
                                                                =============   ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $  27,016,250   $  115,467,941   $   57,537,226   $   43,095,134
   Shares of beneficial interest outstanding...................     3,692,137        9,198,976        5,123,038        4,661,489
   NET ASSET VALUE and redemption price per share ............. $        7.32   $        12.55   $        11.23   $         9.24
   Sales charge - 5.75% of offering price......................          0.45             0.77             0.69             0.56
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................ $        7.77   $        13.32   $        11.92   $         9.80
                                                                =============   ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $     787,216   $    9,045,530   $    9,147,933   $    4,913,328
   Shares of beneficial interest outstanding...................       109,567          740,173          858,983          536,213
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        7.18   $        12.22   $        10.65   $         9.16
                                                                =============   ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $  30,787,686   $  485,197,258   $  217,376,927   $  374,118,890
   Shares of beneficial interest outstanding...................     4,164,759       38,063,865       18,434,003       39,654,810
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        7.39   $        12.75   $        11.79   $         9.43
                                                                =============   ==============   ==============   ==============
Prime A Shares:
   Net Assets..................................................           N/A   $      209,739   $           --   $        7,637
   Shares of beneficial interest outstanding...................           N/A           16,589               --              823
   NET ASSET VALUE and redemption price per share .............           N/A   $        12.64   $           --   $         9.28
   Sales charge - 5.50% of offering price......................           N/A             0.74               --             0.54
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................           N/A   $        13.38   $           --   $         9.82
                                                                =============   ==============   ==============   ==============
Prime B Shares:
   Net Assets..................................................           N/A   $      282,427   $           --   $       54,270
   Shares of beneficial interest outstanding...................           N/A           22,939               --            5,883
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*...............           N/A   $        12.31   $           --   $         9.22
                                                                =============   ==============   ==============   ==============

---------------------------------------------------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      56-57

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                             ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                   FUND            FUND          INCOME FUND        FUND
                                                              -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)............................. ..........  $  13,809,087    $     160,576   $     630,439    $      85,226
   Dividends (Note 2)............................ ..........      3,434,457        6,299,661      10,561,404          652,334
   Other income.................................. ..........         21,086            6,672             625            1,872
   Less: foreign taxes withheld (Note 2)......... ..........         (2,349)         (13,426)        (41,400)          (1,397)
                                                              -------------   --------------   -------------   --------------
     Total investment income..................... ..........     17,262,281        6,453,483      11,151,068          738,035
                                                              -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................      4,134,599        1,876,853       5,469,675          381,107
   Administration fee (Note 3)..............................        362,029          164,327         479,056           33,150
   Custodian fee............................................         35,238           12,247          34,804            9,477
   Fund accounting fee (Note 3).............................        114,771           59,981          98,133           39,849
   Professional fees (Note 3)...............................         36,469           26,333          42,365           20,559
   Transfer agent fee (Note 3)..............................      1,111,113          326,015       1,048,774           35,988
   Shareholder services and 12b-1 fees (Note 3).............      1,615,561          480,529       1,087,129           47,995
   Trustees' fees and expenses (Note 3).....................          7,068            3,188           9,654              739
   Amortization of organization expense (Note 2)............             --               --              --            3,398
   Reports to shareholders..................................        359,227          130,952         303,960           19,722
   Registration fee.........................................         40,793           36,310          40,796           26,445
   Miscellaneous............................................         35,207           18,062          36,634            6,880
                                                              -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............      7,852,075        3,134,797       8,650,980          625,309
                                                              -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................       (140,232)         (33,125)       (173,028)        (125,157)
                                                              -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............      7,711,843        3,101,672       8,477,952          500,152
                                                              -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................      9,550,438        3,351,811       2,673,116          237,883
                                                              -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............    (26,364,880)     (20,288,561)     (2,843,956)      (2,006,252)
   Net realized gain on redemption in kind..................             --               --              --       14,893,056
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................             --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (54,121,169)     (25,863,448)   (132,810,615)      (7,411,274)
                                                              -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (80,486,049)     (46,152,009)   (135,654,571)       5,475,530
                                                              -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (70,935,611)   $ (42,800,198)  $(132,981,455)   $   5,713,413
                                                              =============   ==============   =============   ==============





                                                                EQUITY VALUE      LARGE CAP     EQUITY GROWTH     LARGE CAP
                                                                    FUND         VALUE FUND         FUND         GROWTH FUND
                                                               -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................   $     130,598   $       37,408   $     747,306    $     227,486
   Dividends (Note 2).......................................       3,699,639        2,332,304      14,786,428        1,092,183
   Other income.............................................         152,890           25,678         242,397          134,643
   Less: foreign taxes withheld (Note 2)....................          (3,394)         (13,700)       (142,153)         (10,643)
                                                               -------------   --------------   -------------   --------------
     Total investment income................................       3,979,733        2,381,690      15,633,978        1,443,669
                                                               -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................       2,892,338        1,029,025       9,319,653        1,196,828
   Administration fee (Note 3)..............................         253,397           90,041         816,305          104,487
   Custodian fee............................................          14,720           16,197          18,739            8,995
   Fund accounting fee (Note 3).............................          64,083           47,611         131,868           51,773
   Professional fees (Note 3)...............................          30,598           39,250          57,083           41,577
   Transfer agent fee (Note 3)..............................         569,126          111,690       1,678,534          141,424
   Shareholder services and 12b-1 fees (Note 3).............         711,601          186,375       1,686,156          207,612
   Trustees' fees and expenses (Note 3).....................           5,034            1,374          17,592            1,539
   Amortization of organization expense (Note 2)............              --               --              --               --
   Reports to shareholders..................................         226,943           61,757         623,576           68,496
   Registration fee.........................................          27,863           36,192          43,960           28,731
   Miscellaneous............................................          21,065           13,743          55,340           14,728
                                                               -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............       4,816,768        1,633,255      14,448,806        1,866,190
                                                               -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................          (6,000)         (71,554)       (657,480)         (83,762)
                                                               -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............       4,810,768        1,561,701      13,791,326        1,782,428
                                                               -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................        (831,035)         819,989       1,842,652         (338,759)
                                                               -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............     (68,065,195)      14,638,039     (95,984,198)     (25,761,111)
   Net realized gain on redemption in kind..................              --               --              --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................              --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................     (16,740,050)     (33,924,374)   (145,463,165)      (5,329,283)
                                                               -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................     (84,805,245)     (19,286,335)   (241,447,363)     (31,090,394)
                                                               -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $ (85,636,280)  $  (18,466,346)  $(239,604,711)  $  (31,429,153)
                                                               =============   ==============   =============   ==============


                                                                 GROWTH        SMALL CAP       SMALL COMPANY     INTERNATIONAL
                                                                 FUND II       VALUE FUND       EQUITY FUND       EQUITY FUND
                                                              -------------   --------------   -------------     --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................  $     106,108   $    1,182,718   $      163,656    $      181,256
   Dividends (Note 2).......................................        252,492        5,683,538          923,215         9,002,056
   Other income.............................................         34,994          114,941          171,769             4,475
   Less: foreign taxes withheld (Note 2)....................         (3,918)          (8,662)          (2,192)       (1,030,095)
                                                              -------------   --------------   --------------    --------------
     Total investment income................................        389,676        6,972,535        1,256,448         8,157,692
                                                              -------------   --------------   --------------    --------------
EXPENSES:
   Investment advisory fee (Note 3).........................        633,593        4,740,793        2,956,401         4,760,395
   Administration fee (Note 3)..............................         55,464          415,406          256,803           352,551
   Custodian fee............................................          8,353           39,991           78,739           559,083
   Fund accounting fee (Note 3).............................         46,823          105,419           70,002           128,309
   Professional fees (Note 3)...............................         20,563           37,956           29,163            34,221
   Transfer agent fee (Note 3)..............................         73,451          408,348          735,049           684,320
   Shareholder services and 12b-1 fees (Note 3).............        102,864          397,043          332,665           215,502
   Trustees' fees and expenses (Note 3).....................          1,036            8,015            5,411             6,476
   Amortization of organization expense (Note 2)............             --               --               --                --
   Reports to shareholders..................................         48,604          159,631          136,755           150,673
   Registration fee.........................................         18,463           51,681           33,163            58,659
   Miscellaneous............................................          8,127           31,441           23,025            25,114
                                                              -------------   --------------   --------------    --------------
     Total expenses before reimbursement/waiver.............      1,017,341        6,395,724        4,657,176         6,975,303
                                                              -------------   --------------   --------------    --------------
     Less: reimbursement/waiver (Note 4)....................        (35,505)         (71,947)         (57,959)       (1,549,794)
                                                              -------------   --------------   --------------    --------------
     Total expenses net of reimbursement/waiver.............        981,836        6,323,777        4,599,217         5,425,509
                                                              -------------   --------------   --------------    --------------
NET INVESTMENT INCOME (LOSS)................................       (592,160)         648,758       (3,342,769)        2,732,183
                                                              -------------   --------------   --------------    --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............       (938,652)      37,781,019      (93,471,017)     (218,616,947)
   Net realized gain on redemption in kind..................             --               --               --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................         (1,887)              --               --         3,141,555
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (13,264,537)     (69,887,913)      (2,618,304)      143,822,027
                                                              -------------   --------------   --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (14,205,076)      (32,106,894)    (96,089,321)      (71,653,365)
                                                              -------------   --------------   --------------    --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (14,797,236)   $ (31,458,136)  $  (99,432,090)   $  (68,921,182)
                                                              =============   ==============   ==============    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      58-59

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ASSET ALLOCATION FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,

                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  626,967,716        $  792,894,391
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           9,550,438            13,903,330
   Net realized gain (loss) on investments sold and redemption in kind..............         (26,364,880)            1,779,786
   Net change in unrealized (depreciation) on investments...........................         (54,121,169)         (131,821,300)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................         (70,935,611)         (116,138,184)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (4,182,650)           (6,945,190)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (14,552,577)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,182,650)          (21,497,767)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................            (903,651)           (1,476,505)
   Net realized gain on investments.................................................                  --            (4,250,364)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (903,651)           (5,726,869)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................          (3,849,053)           (6,073,932)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (11,508,401)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (3,849,053)          (17,582,333)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                (817)               (2,052)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                (5,350)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                (817)               (7,402)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................              (3,249)               (6,871)
   Net realized gain on investments.................................................                  --               (20,803)
                                                                                          --------------        --------------
     Total Distributions ...........................................................              (3,249)              (27,674)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A              (396,225)
   Distributions in excess of net investment income.................................                 N/A                    --
   Net realized gain on investments.................................................                 N/A              (909,701)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A            (1,305,926)
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (8,939,420)          (46,147,971)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (111,502,479)           (3,640,520)
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................        (191,377,510)         (165,926,675)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  435,590,206        $  626,967,716
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $    1,115,554        $      (15,900)
                                                                                          ==============        ==============



                                                                                                   EQUITY INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  295,800,624        $ 298,963,495
                                                                                          --------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           3,351,811            3,002,299
   Net realized gain (loss) on investments sold and redemption in kind..............         (20,288,561)          14,729,943
   Net change in unrealized (depreciation) on investments...........................         (25,863,448)         (64,626,750)
                                                                                          --------------        -------------
     Net increase (decrease) in net assets resulting from operations................         (42,800,198)         (46,894,508)
                                                                                          --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (1,305,944)          (1,421,171)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (6,990,920)         (25,103,583)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (8,296,864)         (26,524,754)
                                                                                          --------------        -------------
   RETAIL B SHARES:
   Net investment income ...........................................................             (30,662)              (6,081)
   Net realized gain on investments.................................................            (719,184)            (543,124)
                                                                                          --------------        -------------
     Total Distributions ...........................................................            (749,846)            (549,205)
                                                                                          --------------        -------------

  TRUST SHARES:
   Net investment income ...........................................................          (1,490,915)          (1,295,713)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (5,835,541)         (14,248,992)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (7,326,456)         (15,544,705)
                                                                                          --------------        -------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                   --
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                  N/A
   Distributions in excess of net investment income.................................                 N/A                  N/A
   Net realized gain on investments.................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions ...........................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions to shareholders............................................         (16,373,166)         (42,618,664)
                                                                                          --------------        -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (55,400,320)          86,350,301
                                                                                          --------------        -------------
   Net increase (decrease) in net assets............................................        (114,573,684)          (3,162,871)
                                                                                          --------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  181,226,940        $ 295,800,624
                                                                                          ==============        =============
(A) Undistributed (overdistributed) net investment income...........................      $      445,761        $     377,191
                                                                                          ==============        =============



                                                                                                 GROWTH AND INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                 2001
                                                                                          -------------       ---------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $ 768,866,020       $ 1,095,445,939
                                                                                          -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................          2,673,116             2,659,071
   Net realized gain (loss) on investments sold and redemption in kind..............         (2,843,956)           39,931,530
   Net change in unrealized (depreciation) on investments...........................       (132,810,615)         (189,931,026)
                                                                                          -------------       ---------------
     Net increase (decrease) in net assets resulting from operations................       (132,981,455)         (147,340,425)
                                                                                          -------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................           (264,222)             (235,448)
   Distributions in excess of net investment income.................................                 --                  (394)
   Net realized gain on investments.................................................         (8,851,728)          (16,777,149)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (9,115,950)          (17,012,991)
                                                                                          -------------       ---------------
   RETAIL B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------

  TRUST SHARES:
   Net investment income ...........................................................         (2,074,328)           (2,181,328)
   Distributions in excess of net investment income.................................                 --                (3,648)
   Net realized gain on investments.................................................        (15,146,836)          (51,792,877)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................        (17,221,164)          (53,977,853)
                                                                                          -------------       ---------------
   PRIME A SHARES:
   Net investment income ...........................................................                (64)                 (315)
   Distributions in excess of net investment income.................................                 --                    (1)
   Net realized gain on investments.................................................             (2,049)              (12,164)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (2,113)              (12,480)
                                                                                          -------------       ---------------
   PRIME B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
   BKB SHARES:
   Net investment income ...........................................................                N/A              (448,110)
   Distributions in excess of net investment income.................................                N/A                  (749)
   Net realized gain on investments.................................................                N/A           (10,483,566)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................                N/A           (10,932,425)
                                                                                          -------------       ---------------
     Total Distributions to shareholders............................................        (28,024,991)          (86,776,645)
                                                                                          -------------       ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (55,616,582)          (92,462,849)
                                                                                          -------------       ---------------
   Net increase (decrease) in net assets............................................       (216,623,028)         (326,579,919)
                                                                                          -------------       ---------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $ 552,242,992       $   768,866,020
                                                                                          =============       ===============
(A) Undistributed (overdistributed) net investment income...........................      $     319,232       $       (14,776)
                                                                                          =============         =============




                                                                                                   STRATEGIC EQUITY FUND
                                                                                           -----------------------------------
                                                                                                        YEARS ENDED
                                                                                                        OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  113,594,701        $  103,617,266
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................             237,883               795,088
   Net realized gain (loss) on investments sold and redemption in kind..............          12,886,804             4,900,020
   Net change in unrealized (depreciation) on investments...........................          (7,411,274)           (7,266,203)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................           5,713,413            (1,571,095)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................             (14,787)              (24,364)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................            (321,990)             (272,087)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (336,777)             (296,451)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................             (92,957)              (49,633)
                                                                                          --------------        --------------
     Total Distributions ...........................................................             (92,957)              (49,633)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................            (270,326)             (780,029)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................          (4,065,865)           (2,945,509)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,336,191)           (3,725,538)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                    --
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                   N/A
   Distributions in excess of net investment income.................................                 N/A                   N/A
   Net realized gain on investments.................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (4,765,925)           (4,071,622)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (85,974,943)           15,620,152
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................         (85,027,455)            9,977,435
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $   28,567,246        $  113,594,701
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $       32,838        $       77,853
                                                                                          ==============        ==============

--------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 70.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      60-61

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                    EQUITY VALUE FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  358,212,152        $  422,254,399
                                                                                          --------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................................          (831,035)             (282,497)
   Net realized gain (loss) on investments sold.......................................       (68,065,195)           13,619,668
   Net change in unrealized (depreciation) on investments.............................       (16,740,050)          (54,919,433)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (85,636,280)          (41,582,262)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
     Total Distributions .............................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (10,519,279)          (70,393,858)
                                                                                          --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................................        45,686,823            47,933,873
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................       (50,468,736)          (64,042,247)
                                                                                          --------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)...................................    $  307,743,416        $  358,212,152
                                                                                          ==============        ==============

(A) Undistributed (overdistributed) net investment income.............................    $       (8,463)       $      (12,047)
                                                                                          ==============        ==============





                                                                                           LARGE CAP VALUE FUND
                                                                         ---------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM            YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO        DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001             2000
                                                                         --------------       ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  194,844,505        $ 290,702,569         $ 328,608,000
                                                                         --------------        -------------         -------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         819,989              700,698               878,000
   Net realized gain (loss) on investments sold........................      14,638,039           (1,164,324)           12,750,000
   Net change in unrealized (depreciation) on investments..............     (33,924,374)         (60,506,464)          (23,292,000)
                                                                         --------------        -------------         -------------
     Net (decrease) in net assets resulting from operations............     (18,466,346)         (60,970,090)           (9,664,000)
                                                                         --------------        -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................         (26,928)             (19,908)              (23,000)
   Net realized gain on investments....................................              --                   --              (940,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................         (26,928)             (19,908)             (963,000)
                                                                         --------------        -------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................        (793,083)            (609,381)             (855,000)
   Net realized gain on investments....................................              --                   --           (13,566,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................        (793,083)            (609,381)          (14,421,000)
                                                                         --------------        -------------         -------------
   PRIME A SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
   PRIME B SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions to shareholders...............................        (820,011)            (629,289)          (17,333,000)
                                                                         --------------        -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................     (85,571,754)         (34,258,685)          (10,908,000)
                                                                         --------------        -------------         -------------
   Net (decrease) in net assets........................................    (104,858,111)         (95,858,064)          (37,905,000)
                                                                         --------------        -------------         -------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $   89,986,394        $ 194,844,505         $ 290,703,000
                                                                         ==============        =============         =============

(A) Undistributed (overdistributed) net investment income..............  $       50,063        $      71,409         $      (1,000)
                                                                         ==============        =============         =============


                                                                                    EQUITY GROWTH FUND
                                                                         --------------------------------------
                                                                                        YEARS ENDED
                                                                                        OCTOBER 31,
                                                                               2002                   2001
                                                                         ----------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  1,285,373,219        $1,969,754,905
                                                                         ----------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         1,842,652            (1,397,342)
   Net realized gain (loss) on investments sold........................       (95,984,198)          (46,108,270)
   Net change in unrealized (depreciation) on investments..............      (145,463,165)         (532,258,353)
                                                                         ----------------        --------------
     Net (decrease) in net assets resulting from operations............      (239,604,711)         (579,763,965)
                                                                         ----------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --           (63,514,294)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (63,514,294)
                                                                         ----------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................                --           (15,375,783)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (15,375,783)
                                                                         ----------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --          (138,966,079)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --          (138,966,079)
                                                                         ----------------        --------------
   PRIME A SHARES:
   Net realized gain on investments....................................                --               (15,978)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (15,978)
                                                                         ----------------        --------------
   PRIME B SHARES:
   Net realized gain on investments....................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions to shareholders...............................                --          (217,923,248)
                                                                         ----------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................       (42,855,520)          113,305,527
                                                                         ----------------        --------------
   Net (decrease) in net assets........................................      (282,460,231)         (684,381,686)
                                                                         ----------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $  1,002,912,988        $1,285,373,219
                                                                         ================        ==============

(A) Undistributed (overdistributed) net investment income..............  $      1,807,369        $      (35,363)
                                                                         ================        ==============

--------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 71 - 73.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      62-63

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           LARGE CAP GROWTH FUND
                                                                        ----------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO       DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001            2000
                                                                        --------------        --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................         $ 189,102,108        $  310,508,814        $  318,293,000
                                                                        --------------        --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              (338,759)             (589,118)           (1,485,000)
   Net realized gain (loss) on investments sold and foreign currency       (25,761,111)           (2,762,950)           23,546,000
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (5,329,283)          (93,707,281)          (65,982,000)
                                                                        --------------        --------------        --------------
     Net increase (decrease) in net assets resulting from operations       (31,429,153)       (97,059,349)             (43,921,000)
                                                                        --------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --              (893,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --              (893,000)
                                                                        --------------        --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                    --                    --            (5,067,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --            (5,067,000)
                                                                        --------------        --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --           (29,553,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                    --                    --           (29,553,000)
                                                                        --------------        --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   N/A                   N/A                   N/A
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
   Distributions in excess of net realized gain on investments..                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions to shareholders........................                    --                    --           (35,513,000)
                                                                        --------------        --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............           (51,034,200)          (24,347,357)           71,650,000
                                                                        --------------        --------------        --------------
   Net increase (decrease) in net assets........................           (82,463,353)         (121,406,706)           (7,784,000)
                                                                        --------------        --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............         $ 106,638,755        $  189,102,108        $  310,509,000
                                                                        ==============        ==============        ==============
(A) Undistributed (overdistributed) net investment income.......         $        (437)       $      (18,400)       $       (8,000)
                                                                        ==============        ==============        ==============

                                                                                   GROWTH FUND II
                                                                         -----------------------------------
                                                                                     YEARS ENDED
                                                                                     OCTOBER 31,
                                                                             2002                  2001
                                                                        ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...........................        $    99,871,175        $ 151,620,932
                                                                        ---------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................               (592,160)            (578,313)
   Net realized gain (loss) on investments sold and foreign currency           (940,539)          (2,973,502)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (13,264,537)         (42,901,068)
                                                                        ---------------        -------------
     Net increase (decrease) in net assets resulting from operations        (14,797,236)         (46,452,883)
                                                                        ---------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --             (193,798)
   Distributions in excess of net realized gain on investments..                     --                   (9)
                                                                        ---------------        -------------
     Total Distributions........................................                     --             (193,807)
                                                                        ---------------        -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --              (70,593)
   Distributions in excess of net realized gain on investments..                     --                   (3)
                                                                        ---------------        -------------
     Total Distributions........................................                     --              (70,596)
                                                                        ---------------        -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --           (7,919,239)
   Distributions in excess of net realized gain on investments..                     --                 (374)
                                                                        ---------------        -------------
     Total Distributions .......................................                     --           (7,919,613)
                                                                        ---------------        -------------
   PRIME A SHARES:
   Net investment income .......................................                    N/A                  N/A
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A           (5,065,524)
   Distributions in excess of net realized gain on investments..                    N/A                 (239)
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A           (5,065,763)
                                                                        ---------------        -------------
     Total Distributions to shareholders........................                     --          (13,249,779)
                                                                        ---------------        -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (26,482,787)           7,952,905
                                                                        ---------------        -------------
   Net increase (decrease) in net assets........................            (41,280,023)         (51,749,757)
                                                                        ---------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $    58,591,152        $  99,871,175
                                                                        ===============        =============
(A) Undistributed (overdistributed) net investment income.......        $          (755)       $        (529)
                                                                        ===============        =============


                                                                               SMALL CAP VALUE FUND
                                                                       ------------------------------------
                                                                                    YEARS ENDED
                                                                                    OCTOBER 31,
                                                                            2002                  2001
                                                                       --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................       $  531,489,622        $  423,356,265
                                                                       --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              648,758             1,840,867
   Net realized gain (loss) on investments sold and foreign currency       37,781,019            53,226,917
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....          (69,887,913)           (2,778,817)
                                                                       --------------        --------------
     Net increase (decrease) in net assets resulting from operations      (31,458,136)           52,288,967
                                                                       --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                   --               (84,064)
   Net realized gain on investments.............................           (9,651,542)          (11,275,912)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................           (9,651,542)          (11,359,976)
                                                                       --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................             (532,460)             (380,522)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................             (532,460)             (380,522)
                                                                       --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................             (445,097)           (2,033,130)
   Net realized gain on investments.............................          (37,414,810)          (43,697,192)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions .......................................          (37,859,907)          (45,730,322)
                                                                       --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   --                  (513)
   Net realized gain on investments.............................              (12,287)              (24,661)
                                                                       --------------        --------------
     Total Distributions .......................................              (12,287)              (25,174)
                                                                       --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................              (17,051)              (22,464)
                                                                       --------------        --------------
     Total Distributions .......................................              (17,051)              (22,464)
                                                                       --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                  N/A                   N/A
   Distributions in excess of net realized gain on investments..                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions .......................................                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions to shareholders........................          (48,073,247)          (57,518,458)
                                                                       --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............          158,244,656           113,362,848
                                                                       --------------        --------------
   Net increase (decrease) in net assets........................           78,713,273           108,133,357
                                                                       --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............       $  610,202,895        $  531,489,622
                                                                       ==============        ==============
(A) Undistributed (overdistributed) net investment income.......       $       80,108        $      136,358
                                                                       ==============        ==============



                                                                               SMALL COMPANY EQUITY FUND
                                                                        ------------------------------------
                                                                                      YEARS ENDED
                                                                                      OCTOBER 31,
                                                                              2002                  2001
                                                                        ---------------         -------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................        $    17,936,684         $ 566,942,273
                                                                        ---------------         -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................             (3,342,769)           (3,141,421)
   Net realized gain (loss) on investments sold and foreign currency        (93,471,017)           (7,837,951)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....             (2,618,304)          (74,616,004)
                                                                        ---------------         -------------
     Net increase (decrease) in net assets resulting from operations        (99,432,090)          (85,595,376)
                                                                        ---------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (17,106,422)
   Distributions in excess of net realized gain on investments..                     --                  (430)
                                                                        ---------------         -------------
     Total Distributions........................................                     --           (17,106,852)
                                                                        ---------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --            (3,049,295)
   Distributions in excess of net realized gain on investments..                     --                   (77)
                                                                        ---------------         -------------
     Total Distributions........................................                     --            (3,049,372)
                                                                        ---------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (63,711,563)
   Distributions in excess of net realized gain on investments..                     --                (1,604)
                                                                        ---------------         -------------
     Total Distributions .......................................                     --           (63,713,167)
                                                                        ---------------         -------------
   PRIME A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A                   N/A
   Distributions in excess of net realized gain on investments..                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions .......................................                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions to shareholders........................                     --           (83,869,391)
                                                                        ---------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (34,442,508)           20,459,178
                                                                        ---------------         -------------
   Net increase (decrease) in net assets........................           (133,874,598)         (149,005,589)
                                                                        ---------------         -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $   284,062,086         $ 417,936,684
                                                                        ===============         =============
(A) Undistributed (overdistributed) net investment income.......        $        (7,647)        $      (8,638)
                                                                        ===============         =============

---------------------------------------------------------------------------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 74 - 76.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      64-65

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                INTERNATIONAL EQUITY FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------
NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  597,731,521        $1,067,506,793
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..............................................................         2,732,183             3,879,012
   Net realized (loss) on investments sold, forward foreign currency contracts
     and foreign currency ............................................................      (215,475,392)          (98,430,135)
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts..........................       143,822,027          (210,194,962)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (68,921,182)         (304,746,085)
                                                                                          --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................................................        (1,161,415)           (1,684,989)
   Net realized gain on investments...................................................                --           (12,341,722)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (1,161,415)          (14,026,711)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income .............................................................           (46,997)              (70,210)
   Net realized gain on investments...................................................                --              (987,868)
                                                                                          --------------        --------------
     Total Distributions .............................................................           (46,997)           (1,058,078)
                                                                                          --------------        --------------

   TRUST SHARES:
   Net investment income .............................................................       (10,992,572)          (16,835,007)
   Net realized gain on investments...................................................                --          (100,878,940)
                                                                                          --------------        --------------
     Total Distributions .............................................................       (10,992,572)         (117,713,947)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income .............................................................              (158)                 (260)
   Net realized gain on investments...................................................                --                (1,655)
                                                                                          --------------        --------------
     Total Distributions .............................................................              (158)               (1,915)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income .............................................................            (3,271)               (4,995)
   Net realized gain on investments...................................................                --               (56,692)
                                                                                          --------------        --------------
     Total Distributions .............................................................            (3,271)              (61,687)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income .............................................................               N/A              (286,675)
   Net realized gain on investments...................................................               N/A            (1,816,794)
                                                                                          --------------        --------------
     Total Distributions .............................................................               N/A            (2,103,469)
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (12,204,413)         (134,965,807)
                                                                                          --------------        --------------
NET (DECREASE) FROM SHARE TRANSACTIONS(1).............................................       (94,416,667)          (30,063,380)
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................      (175,542,262)         (469,775,272)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................................    $  422,189,259        $  597,731,521
                                                                                          ==============        ==============
(A) Undistributed net investment income...............................................    $    4,356,476        $   10,687,150
                                                                                          ==============        ==============

-----------------------------------------------
(1) For details on share transactions by series, see Statement of Changes in Net Assets - Capital Stock Activity on page 77.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         ASSET ALLOCATION FUND
                                                                  -----------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------   -------------------------------
                                                                      SHARES           DOLLARS          SHARES            DOLLARS
                                                                  --------------    -------------   --------------    -------------
Retail A Shares:
   Sold..........................................................      1,681,657    $  23,448,832        2,859,149    $  48,027,653
   Issued to shareholders in connection with acquisition (Note 9)             --               --          389,256        6,080,855
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --        1,210,607       19,482,815
   Issued to shareholders in reinvestment of dividends...........        287,807        4,060,095        1,253,777       21,107,073
   Repurchased...................................................     (5,963,835)     (82,540,616)      (6,103,993)    (100,598,755)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (3,994,371)   $ (55,031,689)        (391,204)   $  (5,900,359)
                                                                  ==============    =============   ==============    =============
Retail B Shares:
   Sold..........................................................        280,333    $   4,078,242        1,211,823    $  20,309,535
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,384,061       21,567,910
   Issued to shareholders in reinvestment of dividends...........         63,424          882,934          333,600        5,623,687
   Repurchased...................................................     (1,754,424)     (24,005,581)      (1,474,970)     (23,960,181)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,410,667)   $ (19,044,405)       1,454,514    $  23,540,951
                                                                  ==============    =============   ==============    =============
Trust Shares:
   Sold..........................................................      2,688,275    $  38,817,973        3,043,101    $  50,389,058
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,077,072       16,819,647
   Issued to shareholders in reinvestment of dividends...........        246,822        3,482,666          969,770       16,290,648
   Repurchased...................................................     (5,622,405)     (79,652,964)      (5,157,418)     (84,341,533)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,687,308)   $ (37,352,325)         (67,475)   $    (842,180)
                                                                  ==============    =============   ==============    =============
Prime A Shares:
   Sold..........................................................            153    $       1,942               --    $          --
   Issued to shareholders in reinvestment of dividends...........             46              643              421            7,161
   Repurchased...................................................           (877)         (12,593)          (6,350)        (112,229)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................           (678)   $     (10,008)          (5,929)   $    (105,068)
                                                                  ==============    =============   ==============    =============
Prime B Shares:
   Sold..........................................................            132    $       2,002              880    $      14,315
   Issued to shareholders in reinvestment of dividends...........            226            3,147            1,517           25,671
   Repurchased...................................................         (4,930)         (69,201)          (4,371)         (69,787)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................         (4,572)   $     (64,052)          (1,974)   $     (29,801)
                                                                  ==============    =============   ==============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A           28,583    $     489,766
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A           74,743        1,273,752
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A       (1,210,607)     (19,482,815)
   Repurchased...................................................            N/A              N/A         (152,216)      (2,584,766)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A       (1,259,497)   $ (20,304,063)
                                                                  ==============    =============   ==============    =============





                                                                                          EQUITY INCOME FUND
                                                                  ---------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      1,114,155   $   13,882,061      2,102,098    $  31,169,812
   Issued to shareholders in connection with acquisition (Note 9)             --              --         733,077       10,309,154
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --              --              --               --
   Issued to shareholders in reinvestment of dividends...........        632,514       8,107,613       1,739,917       25,809,666
   Repurchased...................................................     (3,324,843)    (39,308,541)     (3,820,498)     (55,993,248)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,578,174)  $ (17,318,867)        754,594    $  11,295,384
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         23,379   $     297,649          77,024    $   1,134,077
   Issued to shareholders in connection with acquisition (Note 9)             --              --         948,149       13,085,882
   Issued to shareholders in reinvestment of dividends...........         58,192         736,762          37,274          544,114
   Repurchased...................................................       (262,836)     (2,989,858)       (126,335)      (1,764,678)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (181,265)  $  (1,955,447)        936,112    $  12,999,395
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................      1,129,925   $  13,846,387       1,163,833    $  16,735,357
   Issued to shareholders in connection with acquisition (Note 9)             --              --       4,215,665       59,413,056
   Issued to shareholders in reinvestment of dividends...........        364,862       4,715,314         626,392        9,329,939
   Repurchased...................................................     (4,393,508)    (54,687,707)     (1,621,655)     (23,422,830)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,898,721)  $ (36,126,006)      4,384,235    $  62,055,522
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A             N/A             N/A              N/A
   Repurchased...................................................            N/A             N/A             N/A              N/A
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A             N/A              N/A
                                                                  ==============   =============   =============    =============



                                                                                        GROWTH AND INCOME FUND
                                                                   ---------------------------------------------------------------
                                                                                         YEARS ENDED OCTOBER 31,
                                                                                 2002                             2001
                                                                   ------------------------------   ------------------------------
                                                                       SHARES          DOLLARS           SHARES          DOLLARS
                                                                   -------------    -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      2,708,325    $  33,029,033       2,417,059    $  35,131,721
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --       8,244,790      118,837,612
   Issued to shareholders in reinvestment of dividends...........        675,947        8,936,751       1,160,649       16,812,314
   Repurchased...................................................     (5,908,323)     (70,008,875)     (4,642,681)     (66,366,743)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,524,051)   $ (28,043,091)      7,179,817    $ 104,414,904
                                                                   =============    =============   =============    =============
Retail B Shares:
   Sold..........................................................        162,505    $   1,998,005         499,029    $   7,153,100
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........        126,869        1,654,365         331,865        4,758,948
   Repurchased...................................................       (973,850)     (10,728,602)       (761,745)     (10,850,048)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (684,476)   $  (7,076,232)         69,149    $   1,062,000
                                                                   =============    =============   =============    =============
Trust Shares:
   Sold..........................................................      7,884,391    $ 100,632,122       3,819,691    $  55,468,386
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........      1,177,076       15,587,396       3,467,525       50,443,293
   Repurchased...................................................    (11,419,815)    (136,648,506)    (12,517,019)    (182,356,143)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,358,348)   $ (20,428,988)     (5,229,803)   $ (76,444,464)
                                                                   =============    =============   =============    =============
Prime A Shares:
   Sold..........................................................             10    $         128             559    $       7,957
   Issued to shareholders in reinvestment of dividends...........             35              466             606            8,801
   Repurchased...................................................         (3,221)         (40,839)         (5,980)         (86,157)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................         (3,176)   $     (40,245)         (4,815)   $     (69,399)
                                                                   =============    =============   =============    =============
Prime B Shares:
   Sold..........................................................             --    $          --             147    $       2,000
   Issued to shareholders in reinvestment of dividends...........            237            3,106             567            8,178
   Repurchased...................................................         (3,283)         (31,132)             --               --
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................         (3,046)   $     (28,026)            714    $      10,178
                                                                   =============    =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A         262,881    $   3,961,644
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A         725,932       10,554,032
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A      (8,212,654)    (118,837,612)
   Repurchased...................................................            N/A              N/A      (1,145,495)     (17,114,132)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A      (8,369,336)   $(121,436,068)
                                                                   =============    =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      68-69

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                        STRATEGIC EQUITY FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                               2001
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------
Retail A Shares:
   Sold.....................................................            184,929    $   1,956,588           264,265    $   3,634,086
   Issued to shareholders in reinvestment of dividends......             31,497          334,609            28,801          293,753
   Repurchased..............................................           (285,078)      (2,756,097)         (267,453)      (3,656,553)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            (68,652)   $    (464,900)           25,613    $     271,286
                                                                 ==============    =============    ==============    =============
Retail B Shares:
   Sold.....................................................             58,075    $     607,331           104,637    $   1,270,603
   Issued to shareholders in reinvestment of dividends......              8,802           92,335             4,929           49,633
   Repurchased..............................................            (48,228)        (449,690)          (27,848)        (455,687)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............             18,649    $     249,976            81,718    $     864,549
                                                                 ==============    =============    ==============    =============
Trust Shares:
   Sold.....................................................            985,895    $   9,952,015         1,293,445    $  14,299,867
   Issued to shareholders in reinvestment of dividends......            356,985        3,813,095           342,181        3,501,503
   Redemption in kind (Note 6)..............................         (8,728,097)     (93,827,039)               --               --
   Repurchased..............................................           (552,015)      (5,698,090)         (304,437)      (3,317,053)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (7,937,232)   $ (85,760,019)        1,331,189    $  14,484,317
                                                                 ==============    =============    ==============    =============




                                                                                         EQUITY VALUE FUND
                                                                 ---------------------------------------------------------------
                                                                                      YEARS ENDED OCTOBER 31,
                                                                              2002                             2001
                                                                 ------------------------------   ------------------------------
                                                                     SHARES           DOLLARS         SHARES          DOLLARS
                                                                 --------------   -------------   -------------    -------------
Retail A Shares:
   Sold.....................................................          1,461,025   $  18,997,313       2,642,352    $  37,099,468
   Issued to shareholders in reinvestment of dividends......            365,484       4,923,064       2,894,804       37,198,253
   Repurchased..............................................         (3,436,236)    (42,048,389)     (4,389,281)     (61,581,115)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............         (1,609,727)  $ (18,128,012)      1,147,875    $  12,716,606
                                                                 ==============   =============   =============    =============
Retail B Shares:
   Sold.....................................................            122,965   $   1,530,736         298,379    $   4,071,006
   Issued to shareholders in reinvestment of dividends......             56,061         730,490         410,327        5,141,394
   Repurchased..............................................           (485,678)     (5,357,577)       (405,795)      (5,623,251)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............           (306,652)  $  (3,096,351)        302,911    $   3,589,149
                                                                 ==============   =============   =============    =============
Trust Shares:
   Sold.....................................................          8,229,129   $ 103,359,201       2,891,310    $  39,946,927
   Issued to shareholders in reinvestment of dividends......            281,992       3,849,192       1,650,131       21,402,198
   Redemption in kind (Note 6)..............................                 --              --              --               --
   Repurchased..............................................         (3,316,907)    (40,297,207)     (2,124,380)     (29,721,007)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............          5,194,214   $  66,911,186       2,417,061    $  31,628,118
                                                                 ==============   =============   =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      70-71

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   LARGE CAP VALUE FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                2002                TO OCTOBER 31, 2001              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES      DOLLARS
                                                      -----------   -----------  -----------  -----------  ----------- ------------
Retail A/Class A Shares:
   Sold...............................................     46,247  $    579,520       78,013 $  1,157,590      125,000 $  2,209,000
   Issued to shareholders in reinvestment of dividends      2,087        25,840        1,513       19,451       57,000      951,000
   Repurchased........................................   (266,058)   (3,303,120)    (251,822)  (3,649,284)    (282,000)  (4,955,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net (decrease) in shares outstanding...............   (217,724) $ (2,697,760)    (172,296)$ (2,472,243)    (100,000)$ (1,795,000)
                                                      ===========  ============ ============ ============  =========== ============
Retail B/Class B Shares:
   Sold...............................................     17,586  $    203,425       51,953 $    767,854      426,000 $  7,384,000
   Issued to shareholders in reinvestment of dividends         --            --           --           --      118,000    1,931,000
   Repurchased........................................   (369,125)   (4,263,979)    (555,477)  (7,821,596)    (403,000)  (6,951,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......   (351,539) $ (4,060,554)    (503,524)$ (7,053,742)     141,000 $  2,364,000
                                                      ===========  ============ ============ ============  =========== ============
Trust/Class I Shares:
   Sold...............................................  1,001,793  $ 12,968,633    4,526,080 $ 57,459,066    1,475,000 $ 26,012,000
   Issued to shareholders in reinvestment of dividends     20,258       258,655       22,666      298,211       812,00   13,529,000
   Repurchased........................................ (7,083,639)  (92,040,728)  (6,289,121) (82,489,977)  (2,897,000) (51,018,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding...... (6,061,588) $(78,813,440)  (1,740,375)$(24,732,700)    (610,000)$(11,477,000)
                                                      ===========  ============ ============ ============  =========== ============
Prime A Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============
Prime B Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============


                                                                             EQUITY GROWTH FUND
                                                      ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                   2002                             2001
                                                      ------------------------------   ------------------------------
                                                         SHARES           DOLLARS         SHARES          DOLLARS
                                                      --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold...............................................     3,309,526   $  62,313,532      10,011,248   $  224,465,114
   Issued to shareholders in reinvestment of dividends            --              --       2,386,682       62,411,946
   Repurchased........................................    (5,906,627)   (109,994,675)    (12,790,442)    (291,984,912)
                                                      --------------   -------------   -------------   --------------
   Net (decrease) in shares outstanding...............    (2,597,101)  $ (47,681,143)       (392,512)  $   (5,107,852)
                                                      ==============   =============   =============   ==============
Retail B/Class B Shares:
   Sold...............................................       402,662   $   7,699,620       1,257,990   $   30,066,768
   Issued to shareholders in reinvestment of dividends            --              --         606,518       15,235,587
   Repurchased........................................    (1,070,412)    (18,399,523)     (1,126,099)     (26,227,706)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......      (667,750)  $ (10,699,903)       738,409    $   19,074,649
                                                      ==============   =============   =============   ==============
Trust/Class I Shares:
   Sold...............................................    10,670,158   $ 208,441,606       8,513,337   $  205,814,820
   Issued to shareholders in reinvestment of dividends            --              --       4,275,798      113,017,574
   Repurchased........................................   (10,051,097)   (192,318,065)     (9,063,571)    (220,313,656)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       619,061   $  16,123,541       3,725,564   $   98,518,738
                                                      ==============   =============   =============   ==============
Prime A Shares:
   Sold...............................................           675   $      14,224          34,627   $      892,428
   Issued to shareholders in reinvestment of dividends            --              --             611           15,978
   Repurchased........................................       (31,158)       (561,125)         (5,651)        (137,373)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       (30,483)  $    (546,901)         29,587   $      771,033
                                                      ==============   =============   =============   ==============
Prime B Shares:
   Sold...............................................            76   $       1,377             151   $        3,500
   Issued to shareholders in reinvestment of dividends            --              --           1,764           45,459
   Repurchased........................................        (2,768)        (52,491)             --               --
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......        (2,692)  $     (51,114)          1,915   $       48,959
                                                      ==============   =============   =============   ==============





                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      72-73

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    LARGE CAP GROWTH FUND
                                                       -----------------------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                 2002                TO OCTOBER 31, 2001              2000
                                                       ------------------------  ------------------------ -------------------------
                                                          SHARES      DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                       -----------  -----------  -----------  ----------- ------------  -----------
Retail A/Class A Shares:
   Sold.............................................       135,151 $  1,089,117      102,100  $   976,998      373,000  $ 5,362,000
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --       73,000      857,000
   Repurchased......................................      (250,000)  (1,898,501)    (188,835)  (1,719,512)    (117,000)  (1,660,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (114,849)$   (809,384)     (86,735) $  (742,514)     329,000  $ 4,559,000
                                                       =========== ============  =========== ============ ============  ===========
Retail B/Class B Shares:
   Sold.............................................        52,247 $    367,904      129,131  $ 1,243,527    2,245,000  $31,686,000
   Issued to shareholders in reinvestment of dividends          --           --           16          229      441,000    5,039,000
   Repurchased......................................      (844,236)  (5,478,256)    (835,456)  (7,254,233)    (362,000)  (4,918,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (791,989)$ (5,110,352)    (706,309) $(6,010,477)   2,324,000  $31,807,000
                                                       =========== ============  =========== ============ ============  ===========
Trust/Class I Shares:
   Sold.............................................       960,275 $  7,474,583      984,690  $ 9,770,730    2,749,000  $39,906,000
   Issued to shareholders in connection with
      acquisition (Note 9)..........................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --    2,408,000   28,940,000
   Repurchased......................................    (7,175,104) (52,589,047)  (2,980,698) (27,365,096)  (2,388,000) (33,562,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....    (6,214,829)$(45,114,464)  (1,996,008)$(17,594,366)   2,769,000  $35,284,000
                                                       =========== ============  =========== ============ ============  ===========
Prime A Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
Prime B Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase in shares outstanding...............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
BKB Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................           N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net (decrease) in shares outstanding.............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========


                                                                                GROWTH FUND II
                                                        ---------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                     2002                             2001
                                                       ------------------------------   ------------------------------
                                                           SHARES           DOLLARS         SHARES          DOLLARS
                                                       --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................          139,773   $   1,280,213       1,503,720    $  16,603,727
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................               --              --       4,049,227       41,333,928
   Issued to shareholders in reinvestment of dividends             --              --          16,153          183,666
   Repurchased......................................         (581,866)     (5,125,336)     (1,546,434)     (16,624,333)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....         (442,093)  $  (3,845,123)      4,022,666    $  41,496,988
                                                       ==============   =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................           26,068   $     236,288          83,415    $     877,470
   Issued to shareholders in reinvestment of dividends             --              --           6,226           70,596
   Repurchased......................................          (17,426)       (146,544)        (35,575)        (345,974)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....            8,642   $      89,744          54,066    $     602,092
                                                       ==============   =============   =============    =============
Trust/Class I Shares:
   Sold.............................................          822,508   $   7,868,855       1,727,971    $  18,078,281
   Issued to shareholders in connection with
      acquisition (Note 9)..........................               --              --         763,737        7,302,648
   Issued to shareholders in reinvestment of dividends             --              --         634,457        7,232,805
   Repurchased......................................       (3,359,684)    (30,596,263)     (2,573,462)     (25,939,825)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....       (2,537,176)  $ (22,727,408)        552,703     $  6,673,909
                                                       ==============   =============   =============    =============
Prime A Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
Prime B Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase in shares outstanding...............              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
BKB Shares:
   Sold.............................................              N/A             N/A         117,074    $   1,416,672
   Issued to shareholders in reinvestment of dividends            N/A             N/A         439,624        5,007,317
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................              N/A             N/A      (4,036,218)     (41,333,928)
   Repurchased......................................              N/A             N/A        (522,441)      (5,910,145)
                                                       --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding.............              N/A             N/A      (4,001,961)   $ (40,820,084)
                                                       ==============   =============   =============    =============



                                                                             SMALL CAP VALUE FUND
                                                       ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                    2002                              2001
                                                       ------------------------------   ------------------------------
                                                          SHARES          DOLLARS           SHARES          DOLLARS
                                                       ------------     -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................      6,479,808     $  92,202,077       3,777,423    $  53,311,823
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................             --                --              --               --
   Issued to shareholders in reinvestment of dividends      665,372         9,395,064         898,744       11,293,714
   Repurchased......................................     (5,121,259)      (70,792,166)     (3,637,690)     (51,058,276)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      2,023,921     $  30,804,975       1,038,477    $  13,547,261
                                                       ============     =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................        429,423     $   6,235,998         202,735    $   2,851,277
   Issued to shareholders in reinvestment of dividends       38,027           526,290          30,628          380,405
   Repurchased......................................       (111,919)       (1,509,331)        (49,611)       (684,865)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....        355,531     $   5,252,957         183,752    $   2,546,817
                                                       ============     =============   =============    =============
Trust/Class I Shares:
   Sold.............................................     19,254,421     $ 283,345,487      10,032,116    $ 143,056,098
   Issued to shareholders in connection with
      acquisition (Note 9)..........................             --                --              --               --
   Issued to shareholders in reinvestment of dividends    2,024,954        28,972,951       2,852,349       36,272,339
   Repurchased......................................    (13,389,656)     (190,309,137)     (5,849,853)     (82,070,594)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      7,889,719     $ 122,009,301       7,034,612    $  97,257,843
                                                       ============     =============   =============    =============
Prime A Shares:
   Sold.............................................         11,215     $     157,443             651    $       9,047
   Issued to shareholders in reinvestment of dividends          683             9,710           1,735           21,966
   Repurchased......................................         (7,291)         (105,884)         (3,583)         (48,965)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....          4,607     $      61,269          (1,197)   $     (17,952)
                                                       ============     =============   =============    =============
Prime B Shares:
   Sold.............................................          9,728     $     132,259           3,871    $      53,271
   Issued to shareholders in reinvestment of dividends        1,222            17,051           1,799           22,464
   Repurchased......................................         (2,347)          (33,156)         (3,282)         (46,856)
                                                       ------------     -------------   -------------    -------------
   Net increase in shares outstanding...............          8,603     $     116,154           2,388    $      28,879
                                                       ============     =============   =============    =============
BKB Shares:
   Sold.............................................            N/A               N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends          N/A               N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................            N/A               N/A             N/A              N/A
   Repurchased......................................            N/A               N/A             N/A              N/A
                                                       ------------     -------------   -------------    -------------
   Net (decrease) in shares outstanding.............            N/A               N/A             N/A              N/A
                                                       ============     =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      74-75

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       SMALL COMPANY EQUITY FUND
                                                                  ------------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------    ------------------------------
                                                                      SHARES           DOLLARS           SHARES           DOLLARS
                                                                  --------------    -------------    --------------   -------------
Retail A Shares:
   Sold..........................................................      7,332,857    $ 103,731,584        40,482,347   $ 689,682,230
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         1,024,782      16,837,169
   Repurchased...................................................     (7,849,704)    (111,618,506)      (41,633,984)   (715,283,845)
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................       (516,847)   $  (7,886,922)         (126,855)  $  (8,764,446)
                                                                  ==============    =============    ==============   =============
Retail B Shares:
   Sold..........................................................        358,543    $   5,343,587           453,309   $   7,421,851
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --           190,789       3,020,198
   Repurchased...................................................       (561,965)      (7,654,692)         (479,347)     (7,858,471)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................       (203,422)   $  (2,311,105)          164,751   $   2,583,578
                                                                  ==============    =============    ==============   =============
Trust Shares:
   Sold..........................................................      5,263,829    $  81,621,271         7,947,905   $ 143,277,283
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         2,649,447      45,358,533
   Repurchased...................................................     (7,195,424)    (105,865,752)       (9,032,785)   (161,995,770)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................     (1,931,595)   $ (24,244,481)        1,564,567   $  26,640,046
                                                                  ==============    =============    ==============   =============
Prime A Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
Prime B Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
BKB Shares:
   Sold..........................................................            N/A              N/A               N/A             N/A
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A               N/A             N/A
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A              N/A               N/A             N/A
   Repurchased...................................................            N/A              N/A               N/A             N/A
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A               N/A             N/A
                                                                  ==============    =============    ==============   =============



                                                                                      INTERNATIONAL EQUITY FUND
                                                                  ---------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................     36,599,906   $ 393,268,992      32,169,655    $ 457,655,718
   Issued to shareholders in connection with acquisition (Note 9)             --              --          44,686          564,146
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --              --         751,652        9,944,253
   Issued to shareholders in reinvestment of dividends...........         93,635       1,067,845         846,508       13,640,281
   Repurchased...................................................    (37,921,896)   (410,600,585)    (34,113,006)    (491,953,070)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................     (1,228,355)  $ (16,263,748)       (300,505)   $ (10,148,672)
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         29,664   $     335,436         107,868    $   1,629,545
   Issued to shareholders in connection with acquisition (Note 9)             --              --         176,305        2,207,507
   Issued to shareholders in reinvestment of dividends...........          4,075          46,346          65,833        1,052,540
   Repurchased...................................................       (130,389)     (1,400,567)       (147,402)      (2,081,802)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (96,650)  $  (1,018,785)        202,604    $   2,807,790
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................     51,501,696   $  59,110,349      54,591,893    $ 794,687,296
   Issued to shareholders in connection with acquisition (Note 9)             --              --       1,816,673       23,332,872
   Issued to shareholders in reinvestment of dividends...........        339,109       3,916,708       4,703,338       77,315,445
   Repurchased...................................................    (58,357,513)   (639,992,857)    (61,168,058)    (897,181,775)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (6,516,708)  $ (76,965,800)        (56,154)   $  (1,846,162)
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             43   $         500              --    $          --
   Issued to shareholders in reinvestment of dividends...........             14             158             118            1,915
   Repurchased...................................................            (79)           (773)             --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................            (22)  $        (115)            118    $       1,915
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --             125    $       2,100
   Issued to shareholders in reinvestment of dividends...........             79             904           1,055           16,937
   Repurchased...................................................        (19,410)       (169,123)           (933)         (13,493)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (19,331)  $    (168,219)            247    $       5,544
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A       2,516,461    $  41,608,701
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A         118,723        1,943,229
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A             N/A        (740,883)      (9,944,253)
   Repurchased...................................................            N/A             N/A      (3,203,149)     (54,491,472)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A      (1,308,848)   $ (20,883,795)
                                                                  ==============   =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      76-77

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                        -------------------------------------  --------------------------------------
                                                         NET                                                                NET
                              NET                    REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS                INCREASE
                          ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET       FROM                    (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED     TOTAL        IN NET
                            OF PERIOD  INCOME(B)(C) INVESTMENTS(C) OPERATIONS     INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                    $  14.95      $  0.25      $ (2.09)     $  (1.84)    $  (0.24)     $    --     $  (0.24)     $  (2.08)
 10/31/01                       18.79         0.33(2)     (3.08)        (2.75)       (0.35)       (0.74)       (1.09)        (3.84)
 10/31/00                       17.74         0.37(2)      1.36          1.73        (0.37)       (0.31)       (0.68)         1.05
 10/31/99                       16.95         0.37         1.21          1.58        (0.36)       (0.43)       (0.79)         0.79
 10/31/98                       16.46         0.38         1.72          2.10        (0.40)       (1.21)       (1.61)         0.49

 RETAIL B
 10/31/02                       14.92         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.74         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.70         0.24(2)      1.36          1.60        (0.25)       (0.31)       (0.56)         1.04
 10/31/99                       16.92         0.25         1.21          1.46        (0.25)       (0.43)       (0.68)         0.78
 10/31/98                       16.43         0.29         1.71          2.00        (0.30)       (1.21)       (1.51)         0.49

 TRUST
 10/31/02                       14.94         0.29        (2.09)        (1.80)       (0.27)          --        (0.27)        (2.07)
 10/31/01                       18.78         0.37(2)     (3.08)        (2.71)       (0.39)       (0.74)       (1.13)        (3.84)
 10/31/00                       17.73         0.41(2)      1.36          1.77        (0.41)       (0.31)       (0.72)         1.05
 10/31/99                       16.96         0.40         1.20          1.60        (0.40)       (0.43)       (0.83)         0.77
 10/31/98                       16.47         0.42         1.71          2.13        (0.43)       (1.21)       (1.64)         0.49

 PRIME A
 10/31/02                       14.95         0.26        (2.12)        (1.86)       (0.23)          --        (0.23)        (2.09)
 10/31/01                       18.77         0.34(2)     (3.06)        (2.72)       (0.36)       (0.74)       (1.10)        (3.82)
 10/31/00                       17.73         0.39(2)      1.36          1.75        (0.40)       (0.31)       (0.71)         1.04
 10/31/99(1)                    16.95         0.44         1.17          1.61        (0.40)       (0.43)       (0.83)         0.78

 PRIME B
 10/31/02                       14.93         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.75         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.71         0.26(2)      1.35          1.61        (0.26)       (0.31)       (0.57)         1.04
 10/31/99(1)                    16.95         0.29         1.19          1.48        (0.29)       (0.43)       (0.72)         0.76



                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                              INCOME          EXPENSES        EXPENSES
                                             NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
           NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)       WAIVER(C)        WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $  12.87          (12.45)%      $198,154            1.76%            1.37%            1.38%          40%
 10/31/01        14.95          (15.18)%       289,882            2.01%            1.33%            1.34%          65%
 10/31/00        18.79            9.98%        371,590            2.01%            1.29%            1.29%          59%
 10/31/99        17.74            9.53%        389,077            2.11%            1.32%            1.32%         135%
 10/31/98        16.95           13.85%        323,498            2.43%            1.33%            1.33%         108%

 RETAIL B
 10/31/02        12.84          (13.08)%        73,183            1.04%            2.09%            2.12%          40%
 10/31/01        14.92          (15.72)%       106,074            1.33%            2.01%            2.02%          65%
 10/31/00        18.74            9.20%        105,980            1.31%            1.99%            1.99%          59%
 10/31/99        17.70            8.76%         91,199            1.43%            2.00%            2.00%         135%
 10/31/98        16.92           13.14%         57,876            1.77%            1.99%            1.99%         108%

 TRUST
 10/31/02        12.87          (12.23)%       163,934            2.01%            1.12%            1.15%          40%
 10/31/01        14.94          (14.94)%       230,562            2.23%            1.11%            1.11%          65%
 10/31/00        18.78           10.21%        290,970            2.21%            1.09%            1.09%          59%
 10/31/99        17.73            9.63%        269,851            2.31%            1.12%            1.12%         135%
 10/31/98        16.96           14.05%        218,666            2.63%            1.13%            1.13%         108%

 PRIME A
 10/31/02        12.86          (12.53)%            43            1.73%            1.40%            1.53%          40%
 10/31/01        14.95          (15.08)%            60            2.07%            1.26%            1.38%          65%
 10/31/00        18.77           10.15%            186            2.15%            1.15%            1.30%          59%
 10/31/99(1)     17.73            9.72%            238            2.27%            1.16%            1.29%         135%

 PRIME B
 10/31/02        12.85          (13.06)%           276            1.07%            2.06%            2.06%          40%
 10/31/01        14.93          (15.68)%           389            1.34%            1.99%            2.03%          65%
 10/31/00        18.75            9.29%            526            1.41%            1.89%            2.06%          59%
 10/31/99(1)     17.71            8.91%            519            1.53%            1.90%            2.08%         135%

---------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.24, $0.33(2), $0.37(2), $0.37 and $0.38, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.14, $0.22(2), $0.24(2), $0.25 and
     $0.29, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000,
     1999 and 1998 was $0.28, $0.37(2), $0.41(2), $0.40 and $0.42, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A
     Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.24, $0.33(2), $0.37(2) and $0.41,
     respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $0.14, $0.22(2), $0.23(2) and $0.26, respectively.
(C)  The Trust adopted the provisions of the AICPAAudit Guide for Investment Companies effective November 1, 2001. The effect of the changes for Retail A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is
     $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for Retail B Shares for the year ended October
     31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for
     Trust Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2). The effect of the changes for Prime A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively (Note 2). The effect of the changes for
     Prime B Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2).

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                    78-79

--------------------------------------------------------------------------------
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                          ---------------------------------------------  --------------------------------------

                                                   NET
                        NET                    REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                    ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET        FROM                      NET INCREASE
                      BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT    NET REALIZED       TOTAL   (DECREASE) IN NET
                      OF PERIOD    INCOME(B)    INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
                    ------------  -----------  -----------  -----------  -----------    ------------   -------------  ------------
 RETAIL A
 10/31/02              $12.92        $0.15       $(2.38)       $(2.23)      $(0.12)         $(0.63)      $(0.75)         $(2.98)
 10/31/01               17.77         0.13        (2.45)        (2.32)       (0.12)          (2.41)       (2.53)          (4.85)
 10/31/00               19.50         0.16(2)      1.22          1.38        (0.16)          (2.95)       (3.11)          (1.73)
 10/31/99               19.67         0.19         1.69          1.88        (0.20)          (1.85)       (2.05)          (0.17)
 10/31/98               18.82         0.25         2.43          2.68        (0.25)          (1.58)       (1.83)           0.85

 RETAIL B
 10/31/02               12.68         0.05        (2.33)        (2.28)       (0.03)          (0.63)       (0.66)          (2.94)
 10/31/01               17.50         0.04        (2.43)        (2.39)       (0.02)          (2.41)       (2.43)          (4.82)
 10/31/00               19.25         0.03(2)      1.21          1.24        (0.04)          (2.95)       (2.99)          (1.75)
 10/31/99(1)            19.48         0.11         1.62          1.73        (0.11)          (1.85)       (1.96)          (0.23)

 TRUST
 10/31/02               12.95         0.21        (2.40)        (2.19)       (0.17)          (0.63)       (0.80)          (2.99)
 10/31/01               17.80         0.18        (2.44)        (2.26)       (0.18)          (2.41)       (2.59)          (4.85)
 10/31/00               19.52         0.23(2)      1.22          1.45        (0.22)          (2.95)       (3.17)          (1.72)
 10/31/99               19.69         0.28         1.69          1.97        (0.29)          (1.85)       (2.14)          (0.17)
 10/31/98               18.84         0.34         2.42          2.76        (0.33)          (1.58)       (1.91)           0.85



                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           -------------------------------------------------

                                                             RATIO OF NET       RATIO OF        RATIO OF
                                                              INVESTMENT        OPERATING       OPERATING
                                                                INCOME          EXPENSES        EXPENSES
                                              NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
          NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 9.94          (18.53)%      $ 97,462            1.20%            1.38%            1.40%          59%
 10/31/01        12.92          (14.78)%       147,082            0.95%            1.34%            1.34%          62%
 10/31/00        17.77            8.45%        188,847            0.91%            1.33%            1.33%          51%
 10/31/99        19.50           10.14%        213,041            0.97%            1.33%            1.33%          38%
 10/31/98        19.67           15.23%        207,850            1.30%            1.34%            1.34%          46%

 RETAIL B
 10/31/02         9.74          (19.19)%         9,565            0.41%            2.17%            2.21%          59%
 10/31/01        12.68          (15.43)%        14,752            0.26%            2.03%            2.08%          62%
 10/31/00        17.50            7.71%          3,969            0.19%            2.04%            2.08%          51%
 10/31/99(1)     19.25            9.38%          3,213            0.33%            1.97%            2.23%          38%

 TRUST
 10/31/02         9.96          (18.15)%        74,200            1.64%            0.94%            0.95%          59%
 10/31/01        12.95          (14.45)%       133,967            1.37%            0.92%            0.92%          62%
 10/31/00        17.80            8.94%        106,148            1.32%            0.91%            0.91%          51%
 10/31/99        19.52           10.60%        120,179            1.39%            0.91%            0.91%          38%
 10/31/98        19.69           15.67%        127,367            1.72%            0.92%            0.92%          46%

-------------------------------------------
(1)  The Fund began issuing Retail B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.14, $0.13, $0.16(2), $0.19 and $0.25, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.05, $0.03, $0.03(2) and $0.08, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.21, $0.18,
     $0.23(2), $0.28 and $0.34, respectively.

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                     80-81

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------


                                         NET                               DISTRIBUTIONS
                NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET      OF NET       FROM                      NET INCREASE
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED       TOTAL   (DECREASE) IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME    CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
             ---------- -----------  -----------  -----------  ----------- -----------  ------------   ------------   -----------
 RETAIL A
 10/31/02       $12.70     $ 0.02(3)     $(2.22)      $(2.20)      $(0.01)      $--        $(0.44)        $(0.45)       $(2.65)
 10/31/01        16.37       0.02         (2.39)       (2.37)       (0.02)       --(2)      (1.28)         (1.30)        (3.67)
 10/31/00        15.98       0.02          1.33         1.35        (0.05)       --(2)      (0.91)         (0.96)         0.39
 10/31/99        14.87       0.08(3)       2.02         2.10        (0.08)       --         (0.91)         (0.99)         1.11
 10/31/98        16.24       0.12          1.32         1.44        (0.13)       --         (2.68)         (2.81)        (1.37)

 RETAIL B
 10/31/02        12.50      (0.06)(3)     (2.18)       (2.24)          --        --         (0.44)         (0.44)        (2.68)
 10/31/01        16.23      (0.09)        (2.36)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.90      (0.10)         1.34         1.24           --        --         (0.91)         (0.91)         0.33
 10/31/99        14.83      (0.04)(3)      2.02         1.98           --        --         (0.91)         (0.91)         1.07
 10/31/98        16.23         --(2)       1.31         1.31        (0.03)       --         (2.68)         (2.71)        (1.40)

 TRUST
 10/31/02        12.77       0.07(3)      (2.23)       (2.16)       (0.06)       --         (0.44)         (0.50)        (2.66)
 10/31/01        16.43       0.06         (2.39)       (2.33)       (0.05)       --(2)      (1.28)         (1.33)        (3.66)
 10/31/00        16.02       0.08          1.32         1.40        (0.08)       --(2)      (0.91)         (0.99)         0.41
 10/31/99        14.90       0.13(3)       2.02         2.15        (0.12)       --         (0.91)         (1.03)         1.12
 10/31/98        16.28       0.15          1.31         1.46        (0.16)       --         (2.68)         (2.84)        (1.38)

 PRIME A
 10/31/02        12.74       0.03(3)      (2.23)       (2.20)       (0.02)       --         (0.44)         (0.46)        (2.66)
 10/31/01        16.41       0.02         (2.38)       (2.36)       (0.03)       --(2)      (1.28)         (1.31)        (3.67)
 10/31/00        16.00       0.04          1.34         1.38        (0.06)       --         (0.91)         (0.97)         0.41
 10/31/99(1)     14.88       0.11(3)       2.03         2.14        (0.11)       --         (0.91)         (1.02)         1.12

 PRIME B
 10/31/02        12.59      (0.06)(3)     (2.19)       (2.25)          --        --         (0.44)         (0.44)        (2.69)
 10/31/01        16.32      (0.07)        (2.38)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.97      (0.07)         1.33         1.26           --        --         (0.91)         (0.91)         0.35
 10/31/99(1)     14.88      (0.01)(3)      2.03         2.02        (0.02)       --         (0.91)         (0.93)         1.09


                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                             INCOME (LOSS)      EXPENSES        EXPENSES
                                              NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)  (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02        $10.05          (18.16)%      $180,269            0.18%            1.35%            1.36%          13%
 10/31/01         12.70          (15.46)%       259,884            0.07%            1.34%            1.36%          19%
 10/31/00         16.37            9.06%        217,423            0.16%            1.28%            1.37%          42%
 10/31/99         15.98           14.56%        232,110            0.53%            1.28%            1.38%          20%
 10/31/98         14.87            9.93%        214,110            0.75%            1.28%            1.35%          38%

 RETAIL B
 10/31/02          9.82          (18.80)%        31,407           (0.55)%           2.08%            2.10%          13%
 10/31/01         12.50          (16.11)%        48,512           (0.64)%           2.05%            2.05%          19%
 10/31/00         16.23            8.35%         61,857           (0.60)%           2.04%            2.04%          42%
 10/31/99         15.90           13.72%         62,366           (0.22)%           2.03%            2.04%          20%
 10/31/98         14.83            9.09%         53,216            0.01%            2.02%            2.02%          38%

 TRUST
 10/31/02         10.11          (17.85)%       340,496            0.56%            0.97%            1.00%          13%
 10/31/01         12.77          (15.12)%       460,302            0.44%            0.97%            0.97%          19%
 10/31/00         16.43            9.38%        678,398            0.44%            1.00%            1.00%          42%
 10/31/99         16.02           14.85%        309,106            0.76%            1.05%            1.05%          20%
 10/31/98         14.90           10.10%        254,060            1.00%            1.03%            1.03%          38%

 PRIME A
 10/31/02         10.08          (18.14)%            15            0.25%            1.28%            1.52%          13%
 10/31/01         12.74          (15.34)%            60            0.22%            1.19%            1.22%          19%
 10/31/00         16.41            9.27%            156            0.30%            1.14%            1.24%          42%
 10/31/99(1)      16.00           14.81%            150            0.66%            1.15%            1.30%          20%

 PRIME B
 10/31/02          9.90          (18.75)%            55           (0.49)%           2.02%            2.04%          13%
 10/31/01         12.59          (15.95)%           109           (0.55)%           1.96%            2.00%          19%
 10/31/00         16.32            8.38%            129           (0.45)%           1.89%            2.07%          42%
 10/31/99(1)      15.97           13.98%            129           (0.09)%           1.90%            2.17%          20%

-------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime BShares on November 1, 1998.
(2)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.02(3), $0.02, $0.01, $0.07(3) and $0.10, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.07)(3), $(0.09), $(0.10), $(0.04)(3)
     and $0.00, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(3), $0.06, $0.08, $0.13(3) and $0.15, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.01(3), $0.02, $0.03 and $0.09(3),
     respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $(0.06)(3), $(0.07), $(0.10) and $(0.05)(3), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    82-83

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------

                                                                              NET
                         NET           NET      REALIZED AND              DISTRIBUTIONS DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET       FROM                      NET INCREASE
                       BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED       TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                     ------------  -----------  -----------  -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02                 $10.02        $0.01(3)    $(1.08)(5)    $(1.07)      $(0.02)      $(0.39)      $(0.41)       $(1.48)
 10/31/01                  10.46         0.03(3)     (0.11)        (0.08)       (0.03)       (0.33)       (0.36)        (0.44)
 10/31/00                   9.89         0.04         1.75          1.79        (0.04)       (1.18)       (1.22)         0.57
 10/31/99                   9.62         0.04(3)      0.27          0.31        (0.03)       (0.01)       (0.04)         0.27
 10/31/98(1)               10.00           --(2)     (0.38)        (0.38)          --           --           --         (0.38)

 RETAIL B
 10/31/02                   9.87        (0.07)(3)    (1.05)(5)     (1.12)          --        (0.39)       (0.39)        (1.51)
 10/31/01                  10.37        (0.06)(3)    (0.11)        (0.17)          --        (0.33)       (0.33)        (0.50)
 10/31/00                   9.84        (0.04)        1.75          1.71           --(2)     (1.18)       (1.18)         0.53
 10/31/99                   9.61        (0.02)(3)     0.26          0.24           --        (0.01)       (0.01)         0.23
 10/31/98(1)               10.00        (0.02)       (0.37)        (0.39)          --           --           --         (0.39)

 TRUST
 10/31/02                  10.03         0.06(3)     (1.07)(5)     (1.01)       (0.07)       (0.39)       (0.46)        (1.47)
 10/31/01                  10.48         0.08(3)     (0.12)        (0.04)       (0.08)       (0.33)       (0.41)        (0.45)
 10/31/00                   9.90         0.08         1.76          1.84        (0.08)       (1.18)       (1.26)         0.58
 10/31/99                   9.63         0.09(3)      0.27          0.36        (0.08)       (0.01)       (0.09)         0.27
 10/31/98(1)               10.00         0.01        (0.37)        (0.36)       (0.01)          --        (0.01)        (0.37)



                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 8.54          (11.50)%        $ 6,578            0.05%            1.40%            1.69%           65%(4)
 10/31/01        10.02           (0.83)%          8,400            0.25%            1.24%            1.50%           81%
 10/31/00        10.46           21.09%           8,505            0.40%            1.20%            1.60%           81%
 10/31/99         9.89            3.25%           8,229            0.41%            1.19%            1.63%           79%
 10/31/98(1)      9.62           (3.75)%**        4,051            0.06%*           1.40%*           2.41%*          30%**

 RETAIL B
 10/31/02         8.36          (12.16)%          2,093           (0.72)%           2.17%            2.42%           65%(4)
 10/31/01         9.87           (1.71)%          2,286           (0.53)%           2.02%            2.26%           81%
 10/31/00        10.37           20.33%           1,555           (0.35)%           1.95%            2.35%           81%
 10/31/99         9.84            2.50%           1,348           (0.24)%           1.84%            2.40%           79%
 10/31/98(1)      9.61           (4.76)%**          583           (0.55)%*          2.01%*           3.05%*          30%**

 TRUST
 10/31/02         8.56          (11.07)%         19,896            0.63%            0.82%            1.06%           65%(4)
 10/31/01        10.03           (0.43)%        102,909            0.74%            0.75%            0.96%           81%
 10/31/00        10.48           21.69%          93,558            0.83%            0.78%            0.98%           81%
 10/31/99         9.90            3.64%          71,063            0.80%            0.80%            1.00%           79%
 10/31/98(1)      9.63           (3.62)%**       63,061            0.19%*           1.27%*           1.47%*          30%**

--------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 4, 1998.
(2)  Net investment income per share and distributions from net investment income were less than $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(4)  Portfolio turnover rate excludes securities delivered from processing redemptions in kind.
(5)  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.02)(3), $0.00(3), $0.00, $0.00(3) and $0.00, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.10)(3), $0.06(3), $(0.08), $(0.08)(3) and $(0.06), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $0.04(3), $(0.08)(3), $0.06, $0.06(3) and $0.00, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     84-85

--------------------------------------------------------------------------------
EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                       -------------------------------------  -------------------------------------------------


                                        NET                               DISTRIBUTIONS
               NET         NET      REALIZED AND             DISTRIBUTIONS  IN EXCESS  DISTRIBUTIONS
           ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET     OF NET        FROM                      NET INCREASE
             BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
            ---------- -----------  -----------  -----------  -----------  ---------- -------------  -------------    -----------
 RETAIL A
 10/31/02     $12.48     $(0.05)       $(2.50)      $(2.55)      $  --       $  --       $(0.35)       $(0.35)         $(2.90)
 10/31/01      17.05      (0.02)        (1.66)       (1.68)         --          --        (2.89)        (2.89)          (4.57)
 10/31/00      18.28      (0.02)         1.25         1.23       (0.01)         --(1)     (2.45)        (2.46)          (1.23)
 10/31/99      16.50      (0.03)         2.42         2.39          --          --        (0.61)        (0.61)           1.78
 10/31/98      18.21       0.03          1.50         1.53       (0.04)         --        (3.20)        (3.24)          (1.71)

 RETAIL B
 10/31/02      12.10      (0.19)        (2.35)       (2.54)         --          --        (0.35)        (0.35)          (2.89)
 10/31/01      16.73      (0.10)        (1.64)       (1.74)         --          --        (2.89)        (2.89)          (4.63)
 10/31/00      18.08      (0.15)         1.25         1.10          --          --        (2.45)        (2.45)          (1.35)
 10/31/99      16.44      (0.15)         2.40         2.25          --          --        (0.61)        (0.61)           1.64
 10/31/98      18.24      (0.08)         1.48         1.40          --          --        (3.20)        (3.20)          (1.80)

 TRUST
 10/31/02      12.65      (0.02)        (2.53)       (2.55)         --          --        (0.35)        (0.35)          (2.90)
 10/31/01      17.17       0.02         (1.65)       (1.63)         --          --        (2.89)        (2.89)          (4.52)
 10/31/00      18.35       0.04          1.25         1.29       (0.02)         --(1)     (2.45)        (2.47)          (1.18)
 10/31/99      16.51       0.03          2.42         2.45          --          --        (0.61)        (0.61)           1.84
 10/31/98      18.21       0.08          1.49         1.57       (0.07)         --        (3.20)        (3.27)          (1.70)


                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                           INCOME (LOSS)      EXPENSES        EXPENSES
                                            NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
        NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
          END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
         ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $ 9.58          (21.31)%      $123,085           (0.38)%           1.41%            1.41%          99%
 10/31/01      12.48          (10.27)%       180,435           (0.17)%           1.39%            1.40%         127%
 10/31/00      17.05            7.83%        226,836           (0.10)%           1.36%            1.36%          72%
 10/31/99      18.28           14.63%        258,332           (0.16)%           1.37%            1.37%          75%
 10/31/98      16.50            9.88%        234,730            0.15%            1.37%            1.37%          82%

 RETAIL B
 10/31/02       9.21          (21.85)%        16,791           (1.15)%           2.18%            2.18%          99%
 10/31/01      12.10          (11.00)%        25,776           (0.91)%           2.13%            2.15%         127%
 10/31/00      16.73            7.12%         30,555           (0.83)%           2.09%            2.12%          72%
 10/31/99      18.08           13.81%         30,988           (0.87)%           2.08%            2.08%          75%
 10/31/98      16.44            9.07%         23,103           (0.54)%           2.06%            2.06%          82%

 TRUST
 10/31/02       9.75          (20.96)%       167,867            0.05%            0.98%            0.98%          99%
 10/31/01      12.65           (9.91)%       152,002            0.22%            1.00%            1.00%         127%
 10/31/00      17.17            8.22%        164,864            0.26%            1.00%            1.00%          72%
 10/31/99      18.35           15.04%        281,064            0.19%            1.02%            1.03%          75%
 10/31/98      16.51           10.27%        254,432            0.49%            1.03%            1.03%          82%

---------------------------------
(1) Distributions in excess of net investment income per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.05), $(0.02), $(0.02), $(0.03) and $0.03, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.19), $(0.10), $(0.15), $(0.15) and
     $(0.08), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.02), $0.02, $0.04, $0.03 and $0.08, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      86-87

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------

                                         NET                                DISTRIBUTIONS
                NET         NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS                 NET INCREASE
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM   FROM NET       OF NET         FROM                       (DECREASE)
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT  INVESTMENT     INVESTMENT   NET REALIZED      TOTAL         IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS    INCOME        INCOME     CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
             ---------- -----------  ------------  ----------- -----------    ----------  -------------  -------------   -----------
 RETAIL A
 10/31/02      $12.65      $0.05        $(2.39)     $(2.34)     $(0.04)          $ --         $   --       $(0.04)       $(2.38)
 10/31/01(1)    16.32       0.02         (3.67)      (3.65)      (0.02)            --             --        (0.02)        (3.67)
 12/31/00       17.87       0.03         (0.59)      (0.56)      (0.02)            --          (0.97)       (0.99)        (1.55)
 12/31/99       15.91       0.04          2.15        2.19       (0.04)            --          (0.19)       (0.23)         1.96
 12/31/98       12.90       0.11          3.36        3.47       (0.09)            --          (0.37)       (0.46)         3.01
 12/31/97       13.35       0.15          3.20        3.35       (0.14)            --          (3.66)       (3.80)        (0.45)

 RETAIL B
 10/31/02       12.39      (0.08)        (2.30)      (2.38)         --             --             --           --         (2.38)
 10/31/01(1)    16.06      (0.07)        (3.60)      (3.67)         --             --             --           --         (3.67)
 12/31/00       17.71      (0.09)        (0.59)      (0.68)         --             --          (0.97)       (0.97)        (1.65)
 12/31/99       15.85      (0.07)         2.12        2.05          --             --          (0.19)       (0.19)         1.86
 12/31/98       12.87       0.03          3.33        3.36       (0.01)            --          (0.37)       (0.38)         2.98
 12/31/97(2)    14.81       0.04          1.73        1.77       (0.05)            --          (3.66)       (3.71)        (1.94)

 TRUST
 10/31/02       12.68       0.11         (2.41)      (2.30)      (0.09)            --             --        (0.09)        (2.39)
 10/31/01(1)    16.34       0.05         (3.67)      (3.62)      (0.04)            --             --        (0.04)        (3.66)
 12/31/00       17.89       0.07         (0.59)      (0.52)      (0.06)            --          (0.97)       (1.03)        (1.55)
 12/31/99       15.91       0.08          2.16        2.24       (0.07)            --          (0.19)       (0.26)         1.98
 12/31/98       12.89       0.14          3.37        3.51       (0.12)            --          (0.37)       (0.49)         3.02
 12/31/97       13.35       0.18          3.20        3.38       (0.18)            --          (3.66)       (3.84)        (0.46)



                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               -------------------------------------------------

                                                                 RATIO OF NET       RATIO OF        RATIO OF
                                                                  INVESTMENT        OPERATING       OPERATING
                                                                 INCOME (LOSS)      EXPENSES        EXPENSES
                                                  NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
              NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
               ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02          $10.27          (18.56)%        $ 6,483            0.37%            1.36%            1.52%          31%
 10/31/01(1)        12.65          (22.40)%**       10,738            0.20%*           1.24%*           1.33%*         15%**
 12/31/00           16.32           (3.14)%         16,669            0.16%            1.25%            1.32%          22%
 12/31/99           17.87           13.77%          20,025            0.22%            1.19%            1.31%          19%
 12/31/98           15.91           27.18%          18,546            0.58%            1.05%            1.32%          20%
 12/31/97           12.90           25.51%          13,923            0.98%            1.05%            1.31%          80%

 RETAIL B
 10/31/02           10.01          (19.21)%         12,490           (0.41)%           2.14%            2.35%          31%
 10/31/01(1)        12.39          (22.85)%**       19,810           (0.55)%*          1.99%*           2.10%*         15%**
 12/31/00           16.06           (3.92)%         33,757           (0.59)%           2.00%            2.08%          22%
 12/31/99           17.71           12.95%          34,744           (0.55)%           1.95%            2.06%          19%
 12/31/98           15.85           26.33%          19,577           (0.18)%           1.80%            2.07%          20%
 12/31/97(2)        12.87           19.17%*          5,072            0.09%*           1.80%*           2.07%*         80%

 TRUST
 10/31/02           10.29          (18.28)%         71,013            0.77%            0.96%            0.98%          31%
 10/31/01(1)        12.68          (22.18)%**      164,296            0.47%*           0.97%*           1.05%*         15%**
 12/31/00           16.34           (2.94)%        240,277            0.41%            1.00%            1.08%          22%
 12/31/99           17.89           14.12%         273,839            0.46%            0.94%            1.06%          19%
 12/31/98           15.91           27.58%         242,669            0.83%            0.80%            1.07%          20%
 12/31/97           12.89           25.71%         242,881            1.26%            0.80%            1.06%          80%

-----------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on April 1, 1992 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail BShares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Value Fund.
(2)  The Predecessor Pillar Fund began issuing Class B Shares on May 12, 1997.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 was $0.03 and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002 and 2001 was
     $(0.12) and $(0.09), respectively. Net investment income per share before reimbursement/waiver of fees by the
     Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31,
     2002 and 2001 was $0.11 and $0.04, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   88-89

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------  ---------------------------------------------------

                                                         NET                                DISTRIBUTIONS
                              NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS DISTRIBUTIONS
                          ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET      FROM NET
                            BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT    REALIZED       TOTAL
                            OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME    CAPITAL GAINS DISTRIBUTIONS
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                      $19.70       $(0.02)(2)   $(3.70)       $(3.72)     $ --         $ --         $    --        $   --
 10/31/01                       32.31        (0.07)       (8.91)        (8.98)       --           --           (3.63)        (3.63)
 10/31/00                       28.99        (0.10)(2)     5.14          5.04        --           --           (1.72)        (1.72)
 10/31/99                       24.47        (0.06)        6.48          6.42        --           --           (1.90)        (1.90)
 10/31/98                       25.14         0.01         3.19          3.20     (0.03)          --(3)        (3.84)        (3.87)

 RETAIL B
 10/31/02                       18.79        (0.17)(2)    (3.51)        (3.68)       --           --              --            --
 10/31/01                       31.22        (0.21)       (8.59)        (8.80)       --           --           (3.63)        (3.63)
 10/31/00                       28.27        (0.35)(2)     5.02          4.67        --           --           (1.72)        (1.72)
 10/31/99                       24.07        (0.20)        6.30          6.10        --           --           (1.90)        (1.90)
 10/31/98                       24.91        (0.16)(2)     3.16          3.00        --           --(3)        (3.84)        (3.84)

 TRUST
 10/31/02                       19.99         0.07(2)     (3.78)        (3.71)       --           --              --            --
 10/31/01                       32.61         0.02        (9.01)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       29.15         0.01(2)      5.18          5.19     (0.01)          --           (1.72)        (1.73)
 10/31/99                       24.52         0.03         6.50          6.53        --           --           (1.90)        (1.90)
 10/31/98                       25.17         0.09         3.20          3.29     (0.09)       (0.01)          (3.84)        (3.94)

 PRIME A
 10/31/02                       19.74         0.03(2)     (3.71)        (3.68)       --           --              --            --
 10/31/01                       32.31        (0.02)       (8.92)        (8.94)       --           --           (3.63)        (3.63)
 10/31/00                       28.95        (0.05)(2)     5.13          5.08        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.01)        6.37          6.36        --           --           (1.90)        (1.90)

 PRIME B
 10/31/02                       19.32        (0.14)(2)    (3.61)        (3.75)       --           --              --            --
 10/31/01                       31.94        (0.19)       (8.80)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       28.84        (0.29)(2)     5.11          4.82        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.10)        6.35          6.25        --           --           (1.90)        (1.90)




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -------------------------------------------------

                                                                            RATIO OF NET      RATIO OF         RATIO OF
                                                                             INVESTMENT       OPERATING        OPERATING
                                                                            INCOME (LOSS)     EXPENSES         EXPENSES
        NET INCREASE                                        NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
      (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
         ASSET VALUE      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
       --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
RETAIL A
10/31/02     (3.72)         $ 15.98          (18.88)%      $  239,279          (0.08)%          1.34%            1.41%
10/31/01    (12.61)           19.70          (30.57)%         346,214          (0.28)%          1.31%            1.33%
10/31/00      3.32            32.31           18.18%          580,417          (0.33)%          1.28%            1.28%
10/31/99      4.52            28.99           27.55%          443,639          (0.25)%          1.34%            1.34%
10/31/98     (0.67)           24.47           14.73%          312,951           0.02%           1.34%            1.34%

RETAIL B
10/31/02     (3.68)           15.11          (19.49)%          64,156          (0.92)%          2.18%            2.25%
10/31/01    (12.43)           18.79          (31.16)%          92,292          (1.08)%          2.11%            2.13%
10/31/00      2.95            31.22           17.29%          130,347          (1.11)%          2.07%            2.09%
10/31/99      4.20            28.27           26.63%           71,525          (0.96)%          2.05%            2.08%
10/31/98     (0.84)           24.07           13.98%           34,693          (0.68)%          2.04%            2.04%

TRUST
10/31/02     (3.71)           16.28          (18.51)%         699,215           0.35%           0.91%            0.96%
10/31/01    (12.62)           19.99          (30.29)%         845,887           0.10%           0.93%            0.94%
10/31/00      3.46            32.61           18.63%        1,258,399           0.04%           0.91%            0.91%
10/31/99      4.63            29.15           28.07%        1,041,378           0.15%           0.94%            0.94%
10/31/98     (0.65)           24.52           15.17%          815,756           0.40%           0.96%            0.96%

PRIME A
10/31/02     (3.68)           16.06          (18.64)%              56           0.14%           1.12%            1.17%
10/31/01    (12.57)           19.74          (30.43)%             671          (0.10)%          1.13%            1.16%
10/31/00      3.36            32.31           18.36%              142          (0.17)%          1.12%            1.23%
10/31/99(1)   4.46            28.95           27.30%              107          (0.05)%          1.14%            1.28%

PRIME B
10/31/02     (3.75)           15.57          (19.41)%             207          (0.73)%          1.99%            2.04%
10/31/01    (12.62)           19.32          (31.00)%             309          (0.92)%          1.95%            1.98%
10/31/00      3.10            31.94           17.48%              450          (0.92)%          1.87%            2.02%
10/31/99(1)   4.35            28.84           26.79%              246          (0.78)%          1.87%            2.19%


             PORTFOLIO
           TURNOVER RATE
          --------------
RETAIL A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

RETAIL B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

TRUST
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

PRIME A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

PRIME B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

-----------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(3)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.08), $(0.10)(2), $(0.06) and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.18)(2), $(0.21), $(0.35)(2), $(0.21)
     and $(0.16)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(2), $0.02, $0.01(2), $0.03 and $0.09, respectively. Net investment income (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.02(2), $(0.03), $(0.09)(2) and
     $(0.04), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002,
     2001, 2000 and 1999 was $(0.15)(2), $(0.20), $(0.34)(2) and $(0.14), respectively.






                         SEE NOTES TO FINANCIAL STATEMENTS.

                                      90-91

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                             -------------------------------------  ------------------------------------

                                              NET
                     NET          NET     REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                 ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM     FROM NET       FROM                         NET INCREASE
                   BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT    INVESTMENT  NET REALIZED        TOTAL     (DECREASE) IN NET
                   OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS      INCOME    CAPITAL GAINS   DISTRIBUTIONS     ASSET VALUE
                  ----------  ---------   -----------   -----------   -----------   ----------     -------------  -----------------
 RETAIL A
 10/31/02           $   7.50   $  (0.04)(4) $   (1.54)    $  (1.58)    $  --         $   --            $   --        $ (1.58)
 10/31/01(1)           11.11      (0.03)(4)     (3.58)       (3.61)       --             --                --          (3.61)
 12/31/00              14.15         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.52      (0.07)         5.30         5.23        --          (2.60)            (2.60)          2.63
 12/31/98               9.25         --          2.73         2.73        --          (0.46)            (0.46)          2.27
 12/31/97(2)           10.00      (0.01)         1.24         1.23        --          (1.98)            (1.98)         (0.75)

 RETAIL B
 10/31/02               7.23      (0.09)(4)     (1.48)       (1.57)       --             --                --          (1.57)
 10/31/01(1)           10.76      (0.09)(4)     (3.44)       (3.53)       --             --                --          (3.53)
 12/31/00              13.86      (0.05)        (1.64)       (1.69)       --          (1.41)            (1.41)         (3.10)
 12/31/99              11.41      (0.10)         5.15         5.05        --          (2.60)            (2.60)          2.45
 12/31/98               9.18      (0.03)         2.72         2.69        --          (0.46)            (0.46)          2.23
 12/31/97(3)           10.41      (0.02)         0.77         0.75        --          (1.98)            (1.98)         (1.23)

 TRUST
 10/31/02               7.66         --(4)      (1.60)       (1.60)       --             --                --          (1.60)
 10/31/01(1)           11.30      (0.01)(4)     (3.63)       (3.64)       --             --                --          (3.64)
 12/31/00              14.34         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.61      (0.04)         5.37         5.33        --          (2.60)            (2.60)          2.73
 12/31/98               9.24         --          2.83         2.83        --          (0.46)            (0.46)          2.37
 12/31/97(2)           10.00       0.01          1.22         1.23     (0.01)         (1.98)            (1.99)         (0.76)

                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------    -------------  ---------------- --------------  --------------   -------------
 RETAIL A
 10/31/02       $   5.92          (21.07)%         $ 3,000          (0.51)%           1.41%            1.68%          22%
 10/31/01(1)        7.50          (32.49)%**         4,665          (0.42)%*          1.26%*           1.36%*         39%**
 12/31/00          11.11          (12.02)%           7,869          (0.55)%           1.25%            1.33%          80%
 12/31/99          14.15           49.12%            5,376          (0.56)%           1.19%            1.31%          65%
 12/31/98          11.52           30.69%            3,634          (0.41)%           1.05%            1.32%          88%
 12/31/97(2)        9.25           14.13%*             432          (0.28)%*          1.05%*           1.32%*        115%

 RETAIL B
 10/31/02           5.66          (21.71)%          14,241          (1.29)%           2.19%            2.45%          22%
 10/31/01(1)        7.23          (32.81)%**        23,925          (1.16)%*          2.00%*           2.14%*         39%**
 12/31/00          10.76          (12.71)%          43,206          (1.30)%           2.00%            2.08%          80%
 12/31/99          13.86           47.97%           23,446          (1.32)%           1.97%            2.07%          65%
 12/31/98          11.41           30.47%            6,061          (1.16)%           1.80%            2.08%          88%
 12/31/97(3)        9.18           13.01%*             357          (1.08)%*          1.80%*           2.09%*        115%

 TRUST
 10/31/02           6.06          (20.89)%          89,398          (0.04)%           0.94%            0.96%          22%
 10/31/01(1)        7.66          (32.21)%**       160,512          (0.14)%*          0.98%*           1.06%*         39%**
 12/31/00          11.30          (11.86)%         259,434          (0.31)%           1.00%            1.07%          80%
 12/31/99          14.34           49.62%          289,471          (0.31)%           0.94%            1.06%          65%
 12/31/98          11.61           31.81%          199,975          (0.15)%           0.80%            1.06%          88%
 12/31/97(2)        9.24           14.17%*         177,801           0.07%*           0.80%*           1.07%*        115%

----------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on February 3, 1997 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail BShares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Growth Fund.
(2)  The Predecessor Pillar Fund began offering Class AShares and Class I Shares on February 3, 1997.
(3)  The Predecessor Pillar Fund began offering Class B Shares on May 21, 1997.
(4)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002 and 2001 was $(0.06)(4) and
     $(0.04)(4), respectively. Net investment (loss) per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002,
     2001 was $(0.11)(4) and $(0.11)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended
     October 31, 2002 and 2001 was $(0.00)(4) and $(0.02)(4), respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      92-93

--------------------------------------------------------------------------------
GROWTH FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                 -------------------------------------  ---------------------------------------------------


                                                  NET
                       NET           NET      REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS   DISTRIBUTIONS
                   ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET     FROM NET      IN EXCESS OF
                     BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED      NET REALIZED        TOTAL
                     OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   CAPITAL GAINS    DISTRIBUTIONS
                   ------------  -----------  -----------  -----------  -----------  ------------    -------------    -------------
 RETAIL A
 10/31/02           $   9.10     $  (0.09)    $  (1.69)     $  (1.78)    $  --         $    --          $--             $   --
 10/31/01              14.68        (0.07)(3)    (4.23)        (4.30)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.04)(3)     1.25          1.21        --              --           --                 --

 RETAIL B
 10/31/02               9.02        (0.15)       (1.69)        (1.84)       --              --           --                 --
 10/31/01              14.68        (0.15)(3)    (4.23)        (4.38)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.03)(3)     1.24          1.21        --              --           --                 --

 TRUST
 10/31/02               9.15        (0.05)       (1.71)        (1.76)       --              --           --                 --
 10/31/01              14.71        (0.04)(3)    (4.24)        (4.28)       --           (1.28)          --(4)           (1.28)
 10/31/00(2)           12.72        (0.02)(3)     2.01          1.99        --              --           --                 --
 05/31/00              12.06        (0.06)        8.72          8.66        --           (8.00)          --              (8.00)
 05/31/99              12.93        (0.08)       (0.41)        (0.49)       --           (0.38)          --              (0.38)
 05/31/98              12.20        (0.05)        1.59          1.54        --           (0.81)          --              (0.81)



                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                               ------------------------------------------------

                                                                                 RATIO OF NET      RATIO OF         RATIO OF
                                                                                  INVESTMENT       OPERATING        OPERATING
                                                                                 INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                       NET ASSETS,        INCLUDING       INCLUDING        EXCLUDING
          (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE     END OF PERIOD    TOTAL RETURN(A)  (IN 000S)           WAIVER          WAIVER           WAIVER
             --------------  ---------------  --------------   --------------  ---------------- --------------   --------------
 RETAIL A
 10/31/02      $  (1.78)        $   7.32          (19.56)%     $27,016             (0.93)%          1.39%             1.45%
 10/31/01         (5.58)            9.10          (30.96)%      37,611             (0.75)%          1.22%             1.45%
 10/31/00(1)       1.21            14.68            8.91%**      1,638             (0.65)%*         1.23%*            1.35%*

 RETAIL B
 10/31/02         (1.84)            7.18          (20.40)%         787             (1.85)%          2.31%             2.48%
 10/31/01         (5.66)            9.02          (31.46)%         911             (1.45)%          1.92%             2.46%
 10/31/00(1)       1.21            14.68            8.76%**        688             (1.29)%*         1.87%*            2.25%*

 TRUST
 10/31/02         (1.76)            7.39          (19.23)%      30,788             (0.52)%          0.98%             1.01%
 10/31/01         (5.56)            9.15          (30.79)%      61,350             (0.40)%          0.87%             1.00%
 10/31/00(2)       1.99            14.71           15.64%**     90,451             (0.30)%*         0.88%*            0.99%*
 05/31/00          0.66            12.72           65.97%      185,556             (0.33)%          0.88%             1.13%
 05/31/99         (0.87)           12.06           (3.54)%     185,476             (0.39)%          0.93%             1.18%
 05/31/98          0.73            12.93           12.64%      257,550             (0.35)%          0.91%             1.16%


                  PORTFOLIO
                TURNOVER RATE
                --------------
 RETAIL A
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 RETAIL B
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 TRUST
 10/31/02            34%
 10/31/01            51%
 10/31/00(2)         28%**
 05/31/00            79%
 05/31/99            61%
 05/31/98            49%

--------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares and Retail B Shares on June 26, 2000.
(2)  The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the
     Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of the
     Trust. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for
     Trust Shares or BKBShares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who
     purchased their shares through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKBShares converted into Retail AShares.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(4)  Distributions in excess of net realized capital gains per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 and the period ended
     October 31, 2000 was $(0.09), $(0.10)(3) and $(0.04)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.16), $(0.21)(3) and
     $(0.03)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.06), $(0.06)(3) and $(0.02)(3), respectively.





                      SEE NOTES TO FINANCIAL STATEMENTS.

                                     94-95

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                               -------------------------------------  ---------------------------------------------------

                                                NET                                DISTRIBUTIONS
                     NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS
                 ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET        FROM NET
                   BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                   OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                 ------------  -----------  -----------  -----------  -----------  ------------   -------------   -------------
 RETAIL A
 10/31/02           $  13.96     $  (0.03)(1) $  (0.07)     $  (0.10)      $   --      $ --        $  (1.31)       $  (1.31)
 10/31/01              14.25           --(1)(3)   1.59          1.59        (0.01)       --           (1.87)          (1.88)
 10/31/00              12.98         0.01(1)      2.63          2.64        (0.01)       --           (1.36)          (1.37)
 10/31/99              13.53         0.02         0.73          0.75        (0.03)       --           (1.27)          (1.30)
 10/31/98              18.29         0.08        (2.08)        (2.00)       (0.08)       --           (2.68)          (2.76)

 RETAIL B
 10/31/02              13.72        (0.14)(1)    (0.05)        (0.19)          --        --           (1.31)          (1.31)
 10/31/01              14.13        (0.11)(1)     1.57          1.46           --        --           (1.87)          (1.87)
 10/31/00              12.96        (0.10)(1)     2.63          2.53           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.04)        0.68          0.64           --        --           (1.27)          (1.27)

 TRUST
 10/31/02              14.11         0.03(1)     (0.07)        (0.04)       (0.01)       --           (1.31)          (1.32)
 10/31/01              14.38         0.07(1)      1.60          1.67        (0.07)       --           (1.87)          (1.94)
 10/31/00              13.07         0.08(1)      2.65          2.73        (0.06)       --           (1.36)          (1.42)
 10/31/99              13.61         0.05         0.74          0.79        (0.06)       --           (1.27)          (1.33)
 10/31/98              18.37         0.11        (2.06)        (1.95)       (0.13)       --           (2.68)          (2.81)

 PRIME A
 10/31/02              14.05        (0.03)(1)    (0.07)        (0.10)          --        --           (1.31)          (1.31)
 10/31/01              14.33         0.02(1)      1.61          1.63        (0.04)       --           (1.87)          (1.91)
 10/31/00              13.04         0.05(1)      2.64          2.69        (0.04)       --           (1.36)          (1.40)
 10/31/99(2)           13.59         0.03         0.73          0.76        (0.04)       --           (1.27)          (1.31)

 PRIME B
 10/31/02              13.82        (0.14)(1)    (0.06)        (0.20)          --        --           (1.31)          (1.31)
 10/31/01              14.19        (0.10)(1)     1.60          1.50           --        --           (1.87)          (1.87)
 10/31/00              12.98        (0.05)(1)     2.62          2.57           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.05)        0.71          0.66           --        --           (1.27)          (1.27)


                                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------

                                                                                  RATIO OF NET      RATIO OF         RATIO OF
                                                                                   INVESTMENT       OPERATING        OPERATING
                                                                                  INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                         NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
           (DECREASE) IN NET   NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE       END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
             --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
 RETAIL A
 10/31/02     $  (1.41)          $  12.55           (1.75)%        $115,468           (0.23)%          1.33%            1.34%
 10/31/01        (0.29)             13.96           12.66%          100,159           (0.02)%          1.42%            1.42%
 10/31/00         1.27              14.25           21.96%           87,457            0.08%           1.44%            1.55%
 10/31/99        (0.55)             12.98            5.68%           80,870            0.13%           1.31%            1.59%
 10/31/98        (4.76)             13.53          (12.52)%          87,781            0.38%           1.31%            1.45%

 RETAIL B
 10/31/02        (1.50)             12.22           (2.49)%           9,046           (1.02)%          2.12%            2.13%
 10/31/01        (0.41)             13.72           11.73%            5,278           (0.80)%          2.21%            2.21%
 10/31/00         1.17              14.13           21.06%            2,838           (0.71)%          2.23%            2.41%
 10/31/99(2)     (0.63)             12.96            4.80%            1,637           (0.66)%          2.10%            2.88%

 TRUST
 10/31/02        (1.36)             12.75           (1.26)%         485,197            0.20%           0.90%            0.91%
 10/31/01        (0.27)             14.11           13.20%          425,687            0.48%           0.92%            0.92%
 10/31/00         1.31              14.38           22.62%          332,703            0.58%           0.94%            0.94%
 10/31/99        (0.54)             13.07            6.02%          255,268            0.47%           0.97%            0.97%
 10/31/98        (4.76)             13.61          (12.07)%         202,385            0.73%           0.96%            0.96%

 PRIME A
 10/31/02        (1.41)             12.64           (1.73)%             210           (0.19)%          1.29%            1.30%
 10/31/01        (0.28)             14.05           12.87%              168            0.17%           1.23%            1.27%
 10/31/00         1.29              14.33           22.26%              189            0.36%           1.16%            1.32%
 10/31/99(2)     (0.55)             13.04            5.80%              175            0.26%           1.18%            1.40%

 PRIME B
 10/31/02        (1.51)             12.31           (2.55)%             282           (1.02)%          2.12%            2.13%
 10/31/01        (0.37)             13.82           11.91%              198           (0.68)%          2.08%            2.15%
 10/31/00         1.21              14.19           21.46%              170           (0.41)%          1.93%            2.46%
 10/31/99(2)     (0.61)             12.98            4.96%              190           (0.49)%          1.93%            2.49%

                PORTFOLIO
              TURNOVER RATE
             --------------
 RETAIL A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 RETAIL B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 TRUST
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 PRIME A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 PRIME B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%


------------------------------------------------------------
(1)  The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.
(2)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(3)  Net investment income per share was less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(1), $0.00(1), $0.00(1), $(0.02) and $0.05, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $0.07(1), $(0.12)(1) and
     $(0.09), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.03(1), $(0.11)(1), $0.08(1), $0.05 and $0.11, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.03)(1),
     $0.02(1), $0.03(1) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $(0.11)(1), $(0.13)(1) and $(0.10), respectively.






                     SEE NOTES TO FINANCIAL STATEMENTS.

                                  96-97

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                         -------------------------------------  --------------------------------------

                                          NET
               NET                    REALIZED AND                  DISTRIBUTIONS   DISTRIBUTIONS
           ASSET VALUE,      NET       UNREALIZED      TOTAL FROM       FROM        IN EXCESS OF                    NET INCREASE
             BEGINNING   INVESTMENT  GAIN (LOSS) ON    INVESTMENT    NET REALIZED    NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD    (LOSS)(B)    INVESTMENTS     OPERATIONS   CAPITAL GAINS   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
           ------------  -----------  -----------     -----------  --------------  --------------- -------------    -----------
 RETAIL A
 10/31/02   $  14.95     $  (0.16)(2) $  (3.56)       $  (3.72)       $    --            $--         $   --          $   (3.72)
 10/31/01      21.75        (0.17)       (3.23)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.66        (0.22)        6.31            6.09             --             --             --               6.09
 10/31/99      13.63        (0.23)        2.26            2.03             --             --             --               2.03
 10/31/98      20.94        (0.19)       (4.86)          (5.05)         (2.26)            --          (2.26)             (7.31)

 RETAIL B
 10/31/02      14.30        (0.27)(2)    (3.38)          (3.65)            --             --             --              (3.65)
 10/31/01      21.10        (0.25)       (3.15)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.31        (0.37)        6.16            5.79             --             --             --               5.79
 10/31/99      13.39        (0.34)        2.26            1.92             --             --             --               1.92
 10/31/98      20.73        (0.30)       (4.78)          (5.08)         (2.26)            --          (2.26)             (7.34)

 TRUST
 10/31/02      15.63        (0.11)(2)    (3.73)          (3.84)            --             --             --              (3.84)
 10/31/01      22.48        (0.10)       (3.35)          (3.45)         (3.40)            --(1)       (3.40)             (6.85)
 10/31/00      16.13        (0.12)        6.47            6.35             --             --             --               6.35
 10/31/99      13.96        (0.16)        2.33            2.17             --             --             --               2.17
 10/31/98      21.32        (0.14)       (4.96)          (5.10)         (2.26)            --          (2.26)             (7.36)



                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                               LOSS           EXPENSES        EXPENSES
                                             NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
         NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
           END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
          ---------------  --------------   -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02   $   11.23          (24.88)%       $57,537           (1.14)%           1.46%            1.49%          96%
 10/31/01       14.95          (17.03)%        84,332           (0.91)%           1.42%            1.42%          75%
 10/31/00       21.75           38.89%        125,427           (0.99)%           1.44%            1.44%          91%
 10/31/99       15.66           14.89%         87,921           (1.41)%           1.53%            1.54%         105%
 10/31/98       13.63          (26.26)%        95,831           (1.13)%           1.46%            1.47%          78%

 RETAIL B
 10/31/02       10.65          (25.52)%         9,148           (1.97)%           2.29%            2.32%          96%
 10/31/01       14.30          (17.66)%        15,190           (1.74)%           2.25%            2.25%          75%
 10/31/00       21.10           37.82%         18,936           (1.79)%           2.24%            2.25%          91%
 10/31/99       15.31           14.34%         12,212           (2.04)%           2.16%            2.32%         105%
 10/31/98       13.39          (26.72)%        12,565           (1.78)%           2.11%            2.16%          78%

 TRUST
 10/31/02       11.79          (24.62)%       217,377           (0.72)%           1.04%            1.05%          96%
 10/31/01       15.63          (16.63)%       318,414           (0.52)%           1.03%            1.03%          75%
 10/31/00       22.48           39.43%        422,579           (0.58)%           1.03%            1.03%          91%
 10/31/99       16.13           15.54%        233,326           (1.00)%           1.12%            1.12%         105%
 10/31/98       13.96          (26.00)%       222,675           (0.76)%           1.09%            1.09%          78%

----------------------------------------------------
(1)  Distributions in excess of net realized capital gains per share were less than $0.005.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $(0.17)(2), $(0.17), $(0.22), $(0.23) and $(0.19), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.27)(2), $(0.25), $(0.38), $(0.37)
     and $(0.30), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.11)(2), $(0.10), $(0.12), $(0.16) and $(0.14), respectively.


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     98-99

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                              -------------------------------------     -----------------------------------------


                                                NET
                    NET          NET       REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                ASSET VALUE,  INVESTMENT    UNREALIZED     TOTAL FROM    FROM NET        FROM                        NET INCREASE
                  BEGINNING     INCOME    GAIN (LOSS) ON   INVESTMENT   INVESTMENT    NET REALIZED     TOTAL      (DECREASE) IN NET
                  OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                ------------  -----------   -----------    -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02        $  11.16     $   0.01(2)   $  (1.73)      $  (1.72)    $  (0.20)      $    --       $  (0.20)        $  (1.92)
 10/31/01           19.44         0.03         (5.75)         (5.72)       (0.28)        (2.28)         (2.56)           (8.28)
 10/31/00           20.86         0.41(2)      (0.59)         (0.18)       (0.05)        (1.19)         (1.24)           (1.42)
 10/31/99           16.75         0.01(2)       4.72           4.73        (0.05)        (0.57)         (0.62)            4.11
 10/31/98           15.18         0.07          1.93           2.00        (0.07)        (0.36)         (0.43)            1.57

 RETAIL B
 10/31/02           11.04        (0.10)(2)     (1.70)         (1.80)       (0.08)           --          (0.08)           (1.88)
 10/31/01           19.28        (0.10)        (5.72)         (5.82)       (0.14)        (2.28)         (2.42)           (8.24)
 10/31/00           20.80         0.22(2)      (0.55)         (0.33)          --         (1.19)         (1.19)           (1.52)
 10/31/99(1)        16.85        (0.09)(2)      4.74           4.65        (0.13)        (0.57)         (0.70)            3.95

 TRUST
 10/31/02           11.36         0.06(2)      (1.74)         (1.68)       (0.25)           --          (0.25)           (1.93)
 10/31/01           19.74         0.07         (5.82)         (5.75)       (0.35)        (2.28)         (2.63)           (8.38)
 10/31/00           21.18         0.51(2)      (0.60)         (0.09)       (0.16)        (1.19)         (1.35)           (1.44)
 10/31/99           17.00         0.10(2)       4.80           4.90        (0.15)        (0.57)         (0.72)            4.18
 10/31/98           15.33         0.14          1.98           2.12        (0.09)        (0.36)         (0.45)            1.67

 PRIME A
 10/31/02           11.19        (0.01)(2)     (1.72)         (1.73)       (0.18)           --          (0.18)           (1.91)
 10/31/01           19.53        (0.02)        (5.73)         (5.75)       (0.31)        (2.28)         (2.59)           (8.34)
 10/31/00           20.98         0.46(2)      (0.60)         (0.14)       (0.12)        (1.19)         (1.31)           (1.45)
 10/31/99(1)        16.85         0.06(2)       4.79           4.85        (0.15)        (0.57)         (0.72)            4.13

 PRIME B
 10/31/02           11.11        (0.05)(2)     (1.71)         (1.76)       (0.13)           --          (0.13)           (1.89)
 10/31/01           19.37        (0.08)        (5.71)         (5.79)       (0.19)        (2.28)         (2.47)           (8.26)
 10/31/00           20.85         0.29(2)      (0.58)         (0.29)          --         (1.19)         (1.19)           (1.48)
 10/31/99(1)        16.85        (0.08)(2)      4.78           4.70        (0.13)        (0.57)         (0.70)            4.00




                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02      $    9.24          (15.75)%      $ 43,095            0.10%            1.42%           1.79%           110%
 10/31/01          11.16          (33.35)%        65,749            0.11%            1.34%           1.64%            60%
 10/31/00          19.44           (1.49)%       120,351            1.83%            1.32%           1.57%            50%
 10/31/99          20.86           29.04%         89,327            0.03%            1.48%           1.73%            45%
 10/31/98          16.75           13.64%         66,541            0.39%            1.48%           1.73%            49%

 RETAIL B
 10/31/02           9.16          (16.55)%         4,913           (0.94)%           2.46%           2.97%           110%
 10/31/01          11.04          (33.95)%         6,988           (0.89)%           2.34%           2.66%            60%
 10/31/00          19.28           (2.22)%         8,297            1.02%            2.14%           2.64%            50%
 10/31/99(1)       20.80           28.41%          2,189           (0.45)%           1.96%           2.70%            45%

 TRUST
 10/31/02           9.43          (15.26)%       374,119            0.58%            0.94%           1.21%           110%
 10/31/01          11.36          (33.00)%       524,704            0.55%            0.90%           1.16%            60%
 10/31/00          19.74           (1.08)%       912,555            2.28%            0.87%           1.12%            50%
 10/31/99          21.18           29.71%        501,776            0.54%            0.97%           1.22%            45%
 10/31/98          17.00           14.32%        345,692            0.91%            0.96%           1.21%            49%

 PRIME A
 10/31/02           9.28          (15.78)%             8           (0.11)%           1.63%           2.19%           110%
 10/31/01          11.19          (33.38)%             9            0.01%            1.44%           1.77%            60%
 10/31/00          19.53           (1.34)%            14            2.06%            1.10%           1.99%            50%
 10/31/99(1)       20.98           29.73%             12            0.34%            1.17%           2.03%            45%

 PRIME B
 10/31/02           9.22          (16.06)%            54           (0.45)%           1.97%           2.22%           110%
 10/31/01          11.11          (33.72)%           280           (0.46)%           1.91%           2.19%            60%
 10/31/00          19.37           (2.02)%           483            1.33%            1.83%           2.17%            50%
 10/31/99(1)       20.85           28.74%            458           (0.38)%           1.89%           2.27%            45%

--------------------------------------------------------
(1)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.05), $0.35(2), $(0.04)(2) and $0.03, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.15)(2), $(0.14), $0.11(2) and
     $(0.25)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.04(2), $0.04, $0.45(2), $0.06(2) and $0.10, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $0.41,
     $0.26(2) and $(0.09)(2), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $(0.13), $0.22(2) and $(0.16)(2), respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                  100-101

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund (previously, Pillar Equity Value Fund), Equity Growth Fund, Large Cap Growth Fund (previously, Pillar Equity Growth Fund), Growth Fund II, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund are authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). The Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). Currently, the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, Small Cap Value Fund and International Equity Fund offer all five series of authorized shares, the Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II offer all three series of authorized shares and the Equity Income Fund, Strategic Equity Fund, Equity Value Fund and Small Company Equity Fund offer only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 5.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 5.50% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares purchased prior to January 1, 2001 will automatically convert to Retail A Shares six years after the date of purchase, Retail B Shares purchased on or after January 1, 2001 will automatically convert to Retail A Shares eight years after the date of purchase, Retail B Shares issued in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization, and Prime B Shares will automatically convert to Prime A Shares eight years after the date of purchase. Prior to June 26, 2001, the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such conversion was in the best interest of the holders of BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investments in securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the last bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Investments in other investment companies are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  INCOME RECOGNITION: The Trust adopted the provisions of the American Institute of Certified Public Accountants' Audit and Accounting Guide for Investment Companies (the "Guide") effective November 1, 2001. The Guide requires investment companies to amortize premiums and discounts on fixed income securities and to adjust interest income by paydown gains and losses on mortgage- and asset-backed securities. Prior to November 1, 2001, the Funds did not amortize premiums and discounts on fixed income securities, however, interest income was adjusted by paydown gains and losses on mortgage-backed and asset-backed securities. Accordingly, those Funds affected recorded a cumulative effect adjustment to reflect the amortization of premiums and discounts and the adjustment of paydown gains and losses. The cumulative effect of this accounting change did not impact the net assets of the Fund, but resulted in reclassifications as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                       AT OCTOBER 31,
                                            2001                                    FOR THE YEAR ENDED OCTOBER 31, 2002
                          ----------------------------------------   ---------------------------------------------------------------
                              UNREALIZED                                NET INVESTMENT                              NET UNREALIZED
NAME OF FUND                 APPRECIATION              COST                 INCOME           NET REALIZED GAIN       DEPRECIATION
------------              -------------------  -------------------   -------------------   -------------------   -------------------
Asset Allocation Fund ....  $        586,321     $       (586,321)    $       (229,372)     $         387,227      $       (157,855)

  RESTRICTED SECURITY: At October 31, 2002, the Growth Fund II owned shares of a security that was purchased through a private offering and can only be sold with prior registration under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. In addition, the Fund's investment advisor has generally agreed to further restrictions on the disposition of this holding as set forth in the agreement entered into in connection with the purchase of the investment. The investment is valued in accordance with procedures approved by the Board of Trustees of the Trust. The acquisition date of the investment, along with its cost and market value at October 31, 2002, is as follows:

PREFERRED STOCK        AQUISITION DATE   COST      MARKET VALUE
---------------        ---------------   ----      ------------
Network Specialists,
  Series A ..........     04/19/00    $2,999,999      $3,942

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Equity Fund may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset. Otherwise, gains or losses are recognized on the settlement date.

  FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared and paid quarterly, with the exception of the Growth Fund II and International Equity Fund. The Growth Fund II declares and pays dividends semi-annually and the International Equity Fund declares and pays dividends annually. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  ORGANIZATION COSTS: The Strategic Equity Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operations.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES,
     DISTRIBUTION AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), a wholly-owned subsidiary of Columbia Management Group, Inc. ("CMG") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Large Cap Growth Fund, Growth Fund II, Small Cap Value Fund and Small Company Equity Fund. The Trust has been advised by the Investment Advisor that, effective August 1, 2001 and until further notice to the Board of Trustees of the Trust, it intends to waive advisory fees payable to it by each of the above Funds so that the advisory fees payable by each such Fund would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. (See Note 4.)

  The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the International Equity Fund at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of average daily net assets, plus 0.85% of average daily net assets in excess of $100 million.

  Prior to August 10, 2002, Oeschle International Advisors, LLC ("Oeschle") served as sub-advisor with respect to the International Equity Fund. Oeschle was paid fees for its services at an annual rate of 0.40% of the first $50 million of the Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million.

  Prior to August 27, 2001, Summit Bank Investment Management Division ("Summit"), a division of Summit Bank, and its successor, Fleet, provided investment advisory services to the Pillar Equity Value Fund and Pillar Equity Growth Fund, predecessor funds of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, respectively (collectively, the "Predecessor Pillar Funds"). (See Note 9.) Summit and Fleet were paid fees for their services at an annual rate of 0.75% of the average daily net assets of each Predecessor Pillar Fund.

  The Trust and Fleet (the "Administrator") are also parties to an administration agreement under which the Administrator provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. The Administrator has advised the Trust that effective November 15, 2002 the Administrator intends to limit the administration fee payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Prior to May 31, 2001, PFPC received administration fees at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 22, 2002, PFPC served as sub-administrator to the Trust pursuant to an agreement with the Administrator.

  In addition, the Administrator also provides custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, JPMorgan Chase Bank (formerly known as Chase Manhattan Bank), for its services.

  Prior to August 27, 2001, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Pillar Funds. The fees paid to SEI were based on the level of aggregate net assets of The Pillar Funds (other than two institutional money market funds).

  Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 1, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. As of July 22, 2002, Liberty Funds Services, Inc., an affiliate of Fleet, provides trans-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

fer agency services to the Fund pursuant to certain fee arrangements. Prior to July 22, 2002, transfer agency services were provided to the Funds by PFPC.

  Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

  Prior to August 27, 2001, SEI Investments Distribution Co. (the "SEI Distributor"), a wholly-owned subsidiary of SEI Investments Company, served as the exclusive distributor of shares of the Predecessor Pillar Funds. The Predecessor Pillar Funds had adopted a distribution plan for Class A Shares (the "Class A Plan"), which entitled the SEI Distributor to receive an annual distribution fee of up to 0.25% of the average daily net assets attributable to Class A Shares of each of the Predecessor Pillar Funds. The Predecessor Pillar Funds had also adopted a distribution and service plan for Class B Shares (the "Class B Plan"), which entitled the SEI Distributor to receive (i) an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds and (ii) service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to (i) Retail A Shares of each Fund except the Large Cap Value and Large Cap Growth Funds and (ii) Trust Shares of each Fund. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates), which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted a distribution plan (the "Distribution Plan") with respect to Retail A Shares of the Large Cap Value and Large Cap Growth Funds. Under the Distribution Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail A Shares of the Funds. Payments by the Trust under the Distribution Plan may not exceed the annual rate of 0.50% of the average daily net assets attributable to each Fund's Retail A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Distribution Plan to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of such Fund's outstanding Retail A Shares.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% of the average daily net assets attributable to Retail B Shares of the Fund owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Services Plan, Distribution Plan and 12b-1 Plan as follows:

                            SERVICES  DISTRIBUTION    12B-1 PLAN
                            --------  ------------    ----------
FUND                          PLAN        PLAN    SERVICES DISTRIBUTION
----                          ----        ----    -------- ------------
Asset Allocation Fund ..... $ 722,543     $--     $276,592  $612,887
Equity Income Fund ........   357,266      --       37,780    85,483
Growth and Income Fund ....   666,709      --      129,541   289,755
Strategic Equity Fund .....    24,133      --        7,391    16,471
Equity Value Fund .........   480,502      --       71,329   159,770
Large Cap Value Fund ......        --  21,853       51,432   113,090
Equity Growth Fund ........   872,400      --      252,213   557,660
Large Cap Growth Fund .....        --  10,177       61,899   135,536
Growth Fund II ............    94,009      --        2,747     6,108
Small Cap Value Fund ......   316,465      --       23,538    54,197
Small Company Equity Fund .   201,135      --       40,544    90,986
International Equity Fund .   151,816      --       19,100    41,966

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Funds. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Prime A Shares Plan to an annual rate of not more

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

than 0.25% (on an annualized basis) of the average daily net assets of each Fund's outstanding Prime A Shares.

  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Funds. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed the annual rate of 0.75% of the average daily net assets attributable to each Fund's outstanding Prime B Shares. The fees paid to institutions for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets attributable to Prime B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Prime A Shares Plan and Prime B Shares Plan as follows:

                     PRIME A SHARES PLAN     PRIME B SHARES PLAN
                     -------------------     -------------------
FUND                    DISTRIBUTION       SERVICES    DISTRIBUTION
----                    ------------       --------    ------------
Asset Allocation Fund ....  $  124          $854          $2,561
Growth and Income Fund ...      95           257             772
Equity Growth Fund .......   1,145           684           2,054
Small Cap Value Fund .....     426           604           1,813
International Equity Fund       24           648           1,948

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares and Prime B Shares of the Funds each bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. In addition, Trust Shares bear additional transfer agency fees in order to compensate Liberty Funds Services, Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 2002, transfer agent charges for each series were as follows:

FUND                             RETAIL A  RETAIL B     TRUST
----                             --------  --------     -----
Asset Allocation Fund .........  $424,576  $230,217   $455,684
Equity Income Fund ............   258,379    45,518     22,118
Growth and Income Fund ........   445,673   116,922    485,884
Strategic Equity Fund .........    24,947     9,044      1,997
Equity Value Fund .............   370,644    79,778    118,704
Large Cap Value Fund ..........    26,141    75,864      9,685
Equity Growth Fund ............   764,198   353,268    560,518
Large Cap Growth Fund .........    19,600   115,200      6,624
Growth Fund II ................    63,038     5,056      5,357
Small Cap Value Fund ..........   247,187    25,898    134,393
Small Company Equity Fund .....   251,712    65,483    417,854
International Equity Fund .....   257,270    57,281    369,459



FUND                              PRIME A   PRIME B
----                              -------   -------
Asset Allocation Fund .........      $175     $461
Growth and Income Fund ........       145      150
Equity Growth Fund ............       135      415
Small Cap Value Fund ..........       281      589
International Equity Fund .....        78      232

  For the period January 1, 2001 through August 27, 2001, the Predecessor Pillar Funds paid transfer agent fees, which are included in the transfer agent fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001 of $112,831 for the Large Cap Value Fund and $130,108 for the Large Cap Growth Fund.

  Certain officers of the Trust are officers of Fleet and its affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum, plus certain other fees for attending or participating in meetings, as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust, VIP and Galaxy II is also entitled to additional fees for his services in this capacity. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

  Pursuant to procedures adopted by the Board of Trustees and in accordance with the 1940 Act, certain Funds placed a portion of their portfolio transactions with Quick & Reilly Institutional Trading, a division of Fleet Securities, Inc., and Robertson Stephens Inc., affiliates of the Investment Advisor. The commissions paid to Quick & Reilly Institutional Trading and Robertson Stephens Inc. for the year ended October 31, 2002 were as follows:

FUND                COMMISSIONS    FUND              COMMISSIONS
----                -----------    ----              -----------
Asset Allocation Fund  $ 66,540    Large Cap Value Fund  $69,400
Equity Income Fund       37,625    Equity Growth Fund     17,500
Growth and Income Fund   15,787    Large Cap Growth Fund  33,750
Strategic Equity Fund       492    Growth Fund II            250
Equity Value Fund       356,701    Small Company
                                    Equity Fund            2,300

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  Fleet and/or its affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the year ended October 31, 2002, Fleet and/or its affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                 FEES         EXPENSES
FUND                            WAIVED       REIMBURSED
----                           --------     ------------
Asset Allocation Fund ......   $ 39,134        $101,098
Equity Income Fund .........      6,000          27,125
Growth and Income Fund .....    120,689          52,339
Strategic Equity Fund ......    107,652          17,505
Equity Value Fund ..........      6,000              --
Large Cap Value Fund .......      6,000          65,554
Equity Growth Fund .........    499,881         157,599
Large Cap Growth Fund ......      6,312          77,450
Growth Fund II .............      6,000          29,505
Small Cap Value Fund .......     71,947              --
Small Company Equity Fund ..      6,000          51,959
International Equity Fund ..  1,347,128         202,666

5.    SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of each Fund, other than the Large Cap Value and Large Cap Growth Funds, bear the expense of payments under the Services Plan, Retail A Shares of the Large Cap Value and Large Cap Growth Funds bear the expense of payments under the Distribution Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2002 were as follows:

                                                   PURCHASES                          SALES
                                        ------------------------------  -------------------------------
FUND                                    U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
-----                                   --------------- --------------  ---------------- --------------
Asset Allocation Fund ...............     $31,041,411    $179,570,193    $43,311,091      $225,421,848
Equity Income Fund ..................              --     144,430,949      1,992,188       199,269,814
Growth and Income Fund ..............              --      88,513,029             --       162,806,738
Strategic Equity Fund* ..............              --      35,779,317             --        32,509,417
Equity Value Fund ...................              --     415,120,762             --       373,438,862
Large Cap Value Fund ................              --      41,734,806             --       115,922,453
Equity Growth Fund ..................              --     511,702,398             --       566,898,965
Large Cap Growth Fund ...............              --      31,445,879             --        88,060,543
Growth Fund II ......................              --      26,682,035             --        61,865,867
Small Cap Value Fund ................              --     278,108,050             --       131,779,541
Small Company Equity Fund ...........              --     371,444,898             --       423,707,081
International Equity Fund ...........              --     576,715,644             --       672,969,502

*The Strategic Equity Fund had a redemption in kind on January 11, 2002 which resulted in a redemption out of the Fund of $93,827,039. The redemption is comprised of securities and cash in the amounts of $83,530,666 and $10,296,373, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  The aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis at October 31, 2002 for each Fund is as follows:

FUND                                              APPRECIATION   (DEPRECIATION)         NET          COST
-----                                             ------------   -------------    ------------  ------------
Asset Allocation Fund ........................    $ 36,602,532  $ (59,232,755)   $ (22,630,223) $ 457,325,331
Equity Income Fund ...........................       6,173,395    (36,441,483)     (30,268,088)   214,501,422
Growth and Income Fund .......................      79,196,371   (108,699,921)     (29,503,550)   581,877,016
Strategic Equity Fund ........................       1,583,782     (5,721,618)      (4,137,836)    32,934,532
Equity Value Fund ............................      22,188,695    (42,264,088)     (20,075,393)   332,218,579
Large Cap Value Fund .........................      13,259,399     (9,867,488)       3,391,911     88,658,257
Equity Growth Fund ...........................     171,437,674   (193,445,170)     (22,007,496) 1,025,760,164
Large Cap Growth Fund ........................      10,480,756    (22,492,274)     (12,011,518)   118,885,870
Growth Fund II ...............................      10,289,230    (11,368,770)      (1,079,540)    61,125,339
Small Cap Value Fund .........................      58,729,965   (141,283,743)     (82,553,778)   691,234,382
Small Company Equity Fund ....................      26,257,912    (56,266,152)     (30,008,240)   313,433,559
International Equity Fund ....................      10,322,720    (60,956,371)     (50,633,651)   478,546,929



7.   FOREIGN SECURITIES

  Each Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement dated as of December 29, 1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating funds at the end of each calendar quarter. For the year ended October 31, 2002, no borrowings have been made by the Funds against the line of credit.

9.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Balanced Fund were transferred to the Galaxy Asset Allocation Fund in exchange for 389,256 Retail A Shares, 1,384,061 Retail B Shares and 1,077,072 Trust Shares of the Galaxy Asset Allocation Fund, (ii) all of the assets and liabilities of the Pillar Equity Income Fund were transferred to the Galaxy Equity Income Fund in exchange for 733,077 Retail A Shares, 948,149 Retail B Shares and 4,215,665 Trust Shares of the Galaxy Equity Income Fund, (iii) all of the assets and liabilities of the Pillar Equity Value Fund were transferred to the Galaxy Large Cap Value Fund in exchange for 887,677 Retail A Shares, 1,703,345 Retail B Shares and 13,364,789 Trust Shares of the Galaxy Large Cap Value Fund, (iv) all of the assets and liabilities of the Pillar Equity Growth Fund were transferred to the Galaxy Large Cap Growth Fund in exchange for 656,856 Retail A Shares, 3,512,061 Retail B Shares and 21,601,576 Trust Shares of the Galaxy Large Cap Growth Fund, (v) all of the assets and liabilities of the Pillar Mid Cap Fund were transferred to the Galaxy Growth Fund II in exchange for 763,737 Trust Shares of the Galaxy Growth Fund II, and (vi) all of the assets and liabilities of the Pillar International Equity Fund were transferred to the Galaxy International Equity Fund in exchange for 44,686 Retail A Shares, 1,816,673 Retail B Shares and 176,305 Trust Shares of the Galaxy International Equity Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Pillar Equity Value Fund and Pillar Equity Growth Fund, respectively. Following the reorganization, the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund changed their fiscal year-ends from December 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share and Unrealized Appreciation (Depreciation) associated with the transaction:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                              GALAXY                   PILLAR               GALAXY
                                         ASSET ALLOCATION             BALANCED         ASSET ALLOCATION
                                                FUND                     FUND                FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    634,352,052         $      44,468,412    $     678,820,464
Shares Outstanding ....................        40,632,497                 3,730,745           43,482,886
Retail A/Class A Net Asset Value,
   per share ..........................  $          15.62         $           11.96    $           15.62
Retail B/Class B Net Asset Value,
   per share ..........................  $          15.58         $           11.95    $           15.61
Trust /Class I Net Asset Value,
   per share ..........................  $          15.61         $           11.89    $           15.61
Unrealized Appreciation ...............  $     37,679,167         $       6,132,274    $      43,811,441


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                          EQUITY INCOME             EQUITY INCOME        EQUITY INCOME
                                              FUND                      FUND                 FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    247,184,933         $      82,808,091    $     329,993,024
Shares Outstanding ....................        17,567,619                 6,171,704           23,464,510
Retail A/Class A Net Asset Value,
   per share ..........................  $          14.06         $           13.45    $           14.06
Retail B/Class B Net Asset Value,
   per share ..........................  $          14.09         $           13.42    $           14.09
Trust /Class I Net Asset Value,
   per share ..........................  $          13.80         $           13.38    $           13.80
Unrealized Appreciation ...............  $      7,813,228         $      25,624,703    $      33,437,931


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                             GROWTH                   MID CAP               GROWTH
                                             FUND II                    FUND                FUND II
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    106,506,748         $       7,302,648    $     113,809,396
Shares Outstanding ....................        11,162,530                   814,595           11,926,267
Trust /Class I Net Asset Value,
   per share ..........................  $           9.56         $            8.97    $            9.56
Unrealized Appreciation ...............  $      5,643,855         $         879,811    $       6,523,666


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                   PILLAR               GALAXY
                                          INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                           EQUITY FUND               EQUITY FUND         EQUITY FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    675,865,645         $      26,104,525    $     701,970,170
Shares Outstanding ....................        52,736,904                 2,763,496           54,774,568
Retail A/Class A Net Asset Value,
   per share ..........................  $          12.63         $            9.43    $           12.63
Retail B/Class B Net Asset Value,
   per share ..........................  $          12.52         $            9.20    $           12.52
Trust /Class I Net Asset Value,
   per share ..........................  $          12.85         $            9.48    $           12.85
Unrealized (Depreciation) .............  $   (173,325,940)        $      (3,523,990)   $    (176,849,930)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

10.  CAPITAL LOSS CARRYFORWARDS

  At October 31, 2002, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Asset Allocation Fund* .....   $   260,595       2007
                                   330,406       2008
                                27,180,898       2010
Equity Income Fund .........    20,104,156       2010
Growth and Income Fund .....     2,882,225       2010
Strategic Equity Fund ......     2,149,527       2010
Equity Value Fund ..........    69,017,603       2010
Equity Growth Fund .........    41,527,758       2009
                                99,339,708       2010
Large Cap Growth Fund ......    23,163,665       2009
                                40,515,627       2010
Growth Fund II .............     2,971,232       2009
                                   938,652       2010
Small Company Equity Fund ..     7,869,522       2009
                                93,115,978       2010
International Equity Fund* .     4,901,661       2008
                               104,830,434       2009
                               219,682,429       2010

* The availability of a portion of these capital loss carryforwards ($591,001 with respect to the Asset Allocation Fund and $4,901,661 with respect to the International Equity Fund), which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

11.  RECLASSIFICATION OF ACCOUNTS

  During the year ended October 31, 2002, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to differences in the treatment of net operating losses, use of tax equalization, real estate investment trust adjustments, non-taxable security gains realized on redemptions in kind, foreign currency transactions and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                            UNDISTRIBUTED
                                          (OVERDISTRIBUTED)    ACCUMULATED
                                           NET INVESTMENT      NET REALIZED
FUND                      PAID-IN CAPITAL      INCOME           GAIN (LOSS)
----                      ---------------    ----------         -----------
 Asset Allocation Fund ..   $  590,974      $ 1,106,757       $  (1,697,731)
 Equity Income Fund .....       29,902         (455,720)            425,818
 Growth and
   Income Fund ..........           --             (494)                494
 Strategic Equity Fund ..   14,889,661            2,215         (14,891,876)
 Equity Value Fund ......     (835,538)         834,619                 919
 Large Cap
   Value Fund ...........    3,700,419          (21,324)         (3,679,095)
 Equity Growth Fund .....          (80)              80                 --
 Large Cap
   Growth Fund ..........     (356,722)         356,722                 --
 Growth Fund II .........     (593,820)         591,934               1,886
 Small Cap
   Value Fund ...........    5,859,452         (259,911)         (5,599,541)
 Small Company
Equity Fund .............   (3,343,760)       3,343,760                 --
 International Equity
   Fund .................           --        3,141,556          (3,141,556)

12.  DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during 2002 and 2001 was as follows:

                       DISTRIBUTIONS PAID IN 2002     DISTRIBUTIONS PAID IN 2001
                       --------------------------     --------------------------
                         ORDINARY    LONG-TERM         ORDINARY      LONG-TERM
  FUND                    INCOME   CAPITAL GAINS        INCOME     CAPITAL GAINS
  ----                    ------   -------------        -------    -------------
Asset Allocation Fund   $ 8,939,420  $        --    $ 14,900,775    $ 31,247,196
Equity Income Fund        3,881,548   12,491,618       2,722,965      39,895,699
Growth and
  Income Fund.....        2,339,161   25,685,830       2,663,810      84,112,835
Strategic
  Equity Fund.....        1,124,772    3,641,153         804,393       3,267,229
Equity Value Fund.               --   10,519,279      33,292,000      37,101,858
Large Cap
  Value Fund......          820,011           --         629,289              --
Equity Growth Fund               --           --              --     217,923,248
Large Cap
  Growth Fund ....               --           --              --              --
Growth Fund II....               --           --              --      13,249,779
Small Cap
  Value Fund......        8,625,684   39,447,563      23,596,489      33,921,969
Small Company
  Equity Fund.....                --          --              --      83,869,391
International
  Equity Fund.....       12,204,413           --      28,943,986     106,021,821

  There are no significant differences between the distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED   UNREALIZED
                      CAPITAL LOSS     ORDINARY      LONG-TERM     APPRECIATION
  FUND                CARRYFORWARD      INCOME          GAIN      (DEPRECIATION)
  ----                ------------    ----------      --------   ---------------
Asset Allocation
  Fund ............  $(27,771,899)   $ 1,127,199     $    --      $ (22,630,223)
Equity Income
  Fund.............   (20,104,156)       450,951          --        (30,268,088)
Growth and
  Income Fund......    (2,882,225)       331,059          --        (29,503,550)
Strategic Equity
  Fund.............    (2,149,527)        34,488          --         (4,137,836)
Equity Value Fund     (69,017,603)            --          --        (20,075,393)
Large Cap
  Value Fund.......             --        50,443   8,703,497          3,391,911
Equity Growth
  Fund.............  (140,867,466)     1,833,250          --        (22,007,496)
Large Cap
  Growth Fund......   (63,679,292)            --          --        (12,011,518)
Growth Fund II.....    (3,909,884)            --          --         (1,079,518)
Small Cap
  Value Fund.......            --      8,399,286  23,626,660        (82,553,778)
Small Company
  Equity Fund......  (100,985,500)            --          --        (30,008,240)
International
  Equity Fund......  (329,414,524)     4,371,741          --        (50,583,638)

13.  TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2002, the Funds earned income from direct obligations of the U.S. Government as follows:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Asset Allocation Fund ...........       3.85%
Equity Income ...................       1.10%



  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

  During the fiscal year ended October 31, 2002, the Funds listed below designate the following amounts as long-term capital gains:

                                      LONG-TERM
FUND                                 GAINS PAID
----                                 ----------
Equity Income Fund ...............  $12,491,618
Growth and Income Fund ...........   25,686,377
Strategic Equity Fund ............    3,641,596
Equity Value Fund ................   10,519,279
Large Cap Value Fund .............   12,382,592
Small Cap Value Fund .............   43,783,945

  Of the ordinary income (including short-term capital gain) distributions made during the fiscal year ended October 31, 2002, the Funds qualified for the dividends received deduction available to corporate shareholders as follows:

                                    CORPORATE DIVIDENDS
FUND                                RECEIVED DEDUCTION
----                                ------------------
Asset Allocation Fund ............           33.41%
Equity Income Fund ...............          100.00%
Growth and Income Fund ...........          100.00%
Strategic Equity Fund ............          100.00%
Large Cap Value Fund .............          100.00%
Small Cap Value Fund .............           49.18%

  If the International Equity Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

  For the fiscal year ended October 31, 2002, the International Equity Fund derived $9,002,056 of gross income from foreign sources and paid foreign taxes of $1,030,095 (representing $0.2007 and $0.0230 per share, respectively).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

14.  TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

  The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-800-345-6611.


                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               ----------      -----------            -------------------       ----------        -------------------

INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.3  Chairman &      Since 4/2/86    Chairman & Director, Vicks Lithograph   52    Director, Utica First
Insurance              Trustee                         & Printing Corporation (book                  Company; Director, SBU Bank;
Age 69                                                 manufacturing).                               Director, Partners Trust
                                                                                                     Financial Group; Director,
                                                                                                     Monitor Life Insurance Company;
                                                                                                     Director, Commercial Travelers
                                                                                                     Mutual Insurance Company.


Louis DeThomasis         Trustee       Since 7/24/86   President, Saint Mary's University      52    None
Age 62                                                 of Minnesota.

Kenneth A. Froot5        Trustee       Since 12/5/00   Professor of Finance,                   52    None
Age 45                                                 Harvard University.

James M. Seed            Trustee       Since 5/26/88   President, The Astra Ventures,          52    Chairman and Director, Fischer
Age 61                                                 Incorporated (oil and gas exploration;        -Watt Gold Co.; Director, XSCI,
                                                       private equity).                              Inc.

INTERESTED TRUSTEE
------------------
John T. O'Neill6         Trustee       Since 2/25/88   Private Investor; Executive Vice        52    None
Age 58                                                 President and Chief Financial Officer,
                                                       Hasbro, Inc. (toy and game
                                                       manufacturer) until December 1999.

OFFICERS
--------
Keith T. Banks7         President      Since 9/5/02    Chief Investment Officer and Chief      N/A   N/A
590 Madison Avenue                                     Executive Officer, Columbia
36th Floor                                             Management Group, Inc., since
Mail Stop NY EH 30636A                                 August 2000; Managing Director and
New York, NY 10022                                     Head of U.S. Equity, J.P. Morgan
Age 46                                                 Investment Management, from
                                                       November 1996 to August 2000.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                        TERM OF OFFICE                                      FUND COMPLEX3
NAME, ADDRESS         POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1                 WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS          BY TRUSTEE         HELD BY TRUSTEE4
--------                 ----------      -----------            -------------------          ----------        -------------------

Joseph R. Palombo8      Vice President    Since 9/5/02      Chief Operating Officer, Columbia       N/A                   N/A
One Financial Center                                        Management Group, Inc., since
Boston, MA 02111                                            November 2001; Chief Operations
Age 48                                                      Officer of Mutual Funds, Liberty
                                                            Financial Companies, Inc., from
                                                            August 2000 to November 2001;
                                                            Executive Vice Pr esident, Stein
                                                            Roe & Farnham Incorporated, since
                                                            April 1999 and Director since
                                                            September 2000; Executive Vice
                                                            President and Director, Colonial
                                                            Management Associates, Inc.,
                                                            since April 1999; Executive Vice
                                                            President and Chief
                                                            Administrative Officer, Liberty
                                                            Funds Group, LLC, since April
                                                            1999; Trustee and Chairman of the
                                                            Board, the Stein Roe Family of
                                                            Funds, since October 2000;
                                                            Manager, Stein Roe Floating Rate
                                                            Limited Liability Company, since
                                                            October 2000; Vice President, the
                                                            Liberty Funds, from April 1999 to
                                                            August 2000; Chief Operating
                                                            Officer and Chief Compliance
                                                            Officer, Putnam Mutual Funds,
                                                            from December 1993 to March 1999.

Glen P. Martin9         Vice President      Since 9/5/02    Director, Strategy and Product           N/A                   N/A
One Financial Center                                        Management Division, and Senior Vice
Boston, MA  02111                                           President, Columbia Management
Age 43                                                      Group, Inc., since March 2002; Interim
                                                            Managing Director, Mutual Fund
                                                            Division, and Senior Vice
                                                            President, Fleet Asset
                                                            Management, from April 2001 to
                                                            March 2002; Director, Product
                                                            Development and Marketing and
                                                            Senior Vice President, Fleet
                                                            Investment Management, from 1999
                                                            to April 2001; Investment
                                                            Marketing Manager and Vice
                                                            President, Fleet Investment
                                                            Management, from 1997 to 1999.

Vicki L. Benjamin10    Chief Accounting     Since 9/5/02    Vice President, Liberty Funds Group,      N/A                   N/A
One Financial Center   Officer and Controller               LLC, since April 2001; Vice President,
Boston, MA 02111                                            Corporate Audit, State Street Bank and
Age 40                                                      Trust Company, from May 1998 to
                                                            April 2001; Senior Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1997 to May 1998; Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1994 to June 1997.

J. Kevin Connaughton11     Treasurer        Since 9/5/02    Senior Vice President, Liberty Funds      N/A                   N/A
One Financial Center                                        Group, LLC, since January 2001; Vice
Boston, MA 02111                                            President, Liberty Funds Group, LLC,
Age 37                                                      from April 2000 to January 2001; Vice
                                                            President, Colonial Management
                                                            Associates, Inc., from February 1998 to
                                                            October 2000; Senior Tax Manager,
                                                            Coopers & Lybrand, LLP, from April 1996
                                                            to January 1998.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               -----------     ------------           -------------------       ----------        -------------------

W. Bruce McConnel12     Secretary      Since 4/3/86        Partner of the law firm Drinker     N/A                   N/A
One Logan Square                                           Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 59


------------------------------------------------------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston,
       Massachusetts 02111, Attn: Glen P. Martin.
2.     Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with
       Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's
       Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment advisor, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (39 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios) and Galaxy Fund II (5 open-end investment company portfolios). In addition to
       Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund and Galaxy Fund II.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities
       Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National
       Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial
       Corporation.
7.     Mr. Banks also serves as President of The Galaxy VIP Fund, Galaxy Fund II and the Liberty Family of Funds ("Liberty
       Funds"). The Liberty Funds consist of 53 open-end and 9 closed-end investment company portfolios.
8.     Mr. Palombo also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
9.     Mr. Martin also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
10.    Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, Galaxy Fund II, the
       Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star
       Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
11.    Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds and the Liberty
       All-Star Funds.
12.    Mr. McConnel also serves as Secretary of The Galaxy VIP Fund and Galaxy Fund II.


15.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)


  In connection with the consolidation of its mutual fund operations, CMG proposed the reorganization of the Funds and certain other Galaxy portfolios into corresponding portfolios of other investment companies managed by Fleet and its affiliates. CMG proposed that the Funds be reorganized into corresponding portfolios of Liberty-Stein Roe Funds Investment Trust ("Liberty-Stein Roe"), Columbia Growth Fund, Inc. ("Columbia Growth") and Columbia Special Fund, Inc. ("Columbia Special" and, collectively with Liberty-Stein Roe and Columbia Growth, the "Liberty/Columbia Funds"). On June 17, 2002, Galaxy's Board of Trustees approved Agreements and Plans of Reorganization among Galaxy, CMG and each of Liberty-Stein Roe, Columbia Growth and Columbia Special. The Liberty/Columbia Funds' Boards of Trustees also approved the Agreements and Plans of Reorganization. At a special meeting of shareholders held on October 18, 2002, shareholders of the Funds approved the Agreements and Plans of Reorganization with respect to their respective Funds. The following were the results of the vote:

      FUND                        FOR             AGAINST        ABSTAIN
     ------                     -------          ---------      ---------
Galaxy Asset
  Allocation Fund ........   18,381,592.788     450,110.279   1,145,290.160
Galaxy Equity
  Income Fund ............   10,730,037.217     174,098.532     234,207.318
Galaxy Growth and
  Income Fund ............   40,861,006.730     503,720.690     690,585.638
Galaxy Strategic
  Equity Fund ............    2,219,734.900      16,529.385      21,485.313
Galaxy Equity
  Value Fund .............   16,841,790.405     230,919.006     291,608.154
Galaxy Equity
  Growth Fund ............   32,704,142.500     304,474.277     360,325.696
Galaxy Growth
  Fund II ................    6,646,480.159      64,869.369      62,772.369
Galaxy International
  Equity Fund ............   32,732,607.925     179,437.059     516,444.654
Galaxy Small Cap
  Value Fund .............   26,185,262.619     141,791.920     124,586.941
Galaxy Small Company
  Equity Fund ............   19,061,753.849     129,262.849     158,716.633
Galaxy Large Cap
  Value Fund .............    7,185,897.762      56,985.774      26,374.485
Galaxy Large Cap
  Growth Fund ............   15,177,968.127      87,851.494      12,772.000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

16. SUBSEQUENT EVENT - COMPLETION OF THE REORGANIZATION OF THE FUNDS (UNAUDITED)


  As of December 9, 2002, the reorganization of each Fund had been completed. In connection with the reorganization, the assets and liabilities of each Fund were transferred to corresponding portfolios of the Liberty/Columbia Funds as follows:

GALAXY FUND                          CORRESPONDING LIBERTY/COLUMBIA FUND
-----------                          -----------------------------------
Galaxy Asset Allocation Fund         Liberty Asset Allocation Fund
Galaxy Equity Income Fund            Liberty Strategic Equity Fund
Galaxy Growth and Income Fund        Liberty Large Cap Core Fund
Galaxy Strategic Equity Fund         Liberty Strategic Equity Fund
Galaxy Equity Value Fund             Liberty Equity Value Fund Galaxy
Large Cap Value Fund                 Liberty Large Cap Core Fund
Galaxy Equity Growth Fund            Liberty Equity Growth Fund
Galaxy Large Cap Growth Fund         Columbia Growth Fund
Galaxy Growth Fund II                Columbia Special Fund
Galaxy Small Cap Value Fund          Liberty Small Cap Fund
Galaxy Small Company Equity Fund     Liberty Small Company Equity Fund
Galaxy International Equity Fund     Liberty International Equity Fund

  Each of the Liberty Asset Allocation Fund, Liberty Equity Value Fund, Liberty Equity Growth Fund, Liberty International Equity Fund, Liberty Small Cap Fund and Liberty Small Company Equity Fund is continuing the business, including carrying forward the financial and performance history, of its corresponding Galaxy Fund following the reorganization. The Liberty Large Cap Core Fund and Liberty Strategic Equity Fund are continuing the business, including carrying forward the financial and performance history, of the Galaxy Growth and Income Fund and Galaxy Strategic Equity Fund, respectively.


  On November 18, 2002, the Galaxy Asset Allocation Fund changed its name to the Liberty Asset Allocation Fund and then acquired all the net assets of the Stein Roe Balanced Fund pursuant to a plan of reorganization approved by the Galaxy Asset Allocation Fund and the Stein Roe Balanced Fund shareholders on October 18, 2002. All assets of the Stein Roe Balanced Fund have been transferred to the Liberty Asset Allocation Fund in a tax-free exchange and shareholders of the Stein Roe Balanced Fund have received 9,749,490 shares of the Liberty Asset Allocation Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                 STEIN ROE              LIBERTY
                                          ASSET ALLOCATION FUND        BALANCED FUND     ASSET ALLOCATION FUND
                                          ---------------------      -----------------   ----------------------
Net Assets ...........................    $         441,389,479      $     127,523,327   $          568,912,806
Shares Outstanding ...................               33,733,620              6,018,995               43,483,110
Unrealized Appreciation (Depreciation)    $         (11,244,930)     $       8,458,670   $           (2,786,260)

  On November 18, 2002, the Liberty Equity Growth Fund acquired all the net assets of the Galaxy Equity Growth Fund pursuant to a plan of reorganization approved by the Galaxy Equity Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Growth Fund have been transferred to the Liberty Equity Growth Fund in a tax-free exchange and shareholders of the Galaxy Equity Growth Fund have received 61,868,864 shares of the Liberty Equity Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                 LIBERTY
                                             EQUITY GROWTH             EQUITY GROWTH          EQUITY GROWTH
                                                 FUND                      FUND                   FUND
                                             ---------------         -----------------       ----------------
Net Assets .............................     $            --         $   1,028,481,672       $  1,028,481,672
Shares Outstanding .....................                  --                61,868,864             61,868,864
Unrealized Appreciation ................     $            --         $      30,628,601       $     30,628,601

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  On November 18, 2002, the Liberty Small Cap Fund acquired all the net assets of the Galaxy Small Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Small Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Small Cap Value Fund have been transferred to the Liberty Small Cap Fund in a tax-free exchange and shareholders of the Galaxy Small Cap Value Fund have received 48,153,160 shares of the Liberty Small Cap Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL CAP FUND         SMALL CAP VALUE FUND     SMALL CAP FUND
                                             ---------------        --------------------     ----------------
Net Assets ............................      $            --        $        623,960,218     $     623,960,218
Shares Outstanding ....................                   --                  48,153,160            48,153,160
Unrealized (Depreciation) .............      $            --        $        (70,900,907)    $     (70,900,907)

On November 18, 2002, the Liberty Small Company Equity Fund acquired all the net assets of the Galaxy Small Company Equity Fund pursuant to a plan of reorganization approved by the Galaxy Small Company Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Small Company Equity Fund have been transferred to the Liberty Small Company Equity Fund in a tax-free exchange and shareholders of the Galaxy Small Company Equity Fund have received 24,202,949 shares of the Liberty Small Company Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL COMPANY             SMALL COMPANY         SMALL COMPANY
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets .............................     $            --        $        294,512,234     $    294,512,234
Shares Outstanding .....................                  --                  24,202,949           24,202,949
Unrealized (Depreciation) ..............     $            --        $        (16,396,104)    $    (16,396,104)

On November 18, 2002, the Liberty International Equity Fund acquired all the net assets of the Galaxy International Equity Fund pursuant to a plan of reorganization approved by the Galaxy International Equity Fund shareholders on October 18, 2002. All assets of the Galaxy International Equity Fund have been transferred to the Liberty International Equity Fund in a tax-free exchange and shareholders of the Galaxy International Equity Fund have received 44,747,739 shares of the Liberty International Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                LIBERTY
                                              INTERNATIONAL             INTERNATIONAL         INTERNATIONAL
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets ...............................   $            --        $        426,119,802     $    426,119,802
Shares Outstanding .......................                --                  44,747,739           44,747,739
Unrealized (Depreciation) ................   $            --        $        (37,562,272)    $    (37,562,272)

On November 25, 2002, the Galaxy Strategic Equity Fund changed its name to the Liberty Strategic Equity Fund and then acquired all the net assets of the Galaxy Equity Income Fund pursuant to a plan of reorganization approved by the Galaxy Equity Income Fund and Galaxy Strategic Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Income Fund have been transferred to the Liberty Strategic Equity Fund in a tax-free exchange and shareholders of the Galaxy Equity Income Fund have received 20,955,089 shares of the Liberty Strategic Equity Fund in exchange for their shares as follows:



                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   LIBERTY                 GALAXY                LIBERTY
                                            STRATEGIC EQUITY FUND    EQUITY INCOME FUND   STRATEGIC EQUITY FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $          30,204,471    $      188,556,383   $         218,760,854
Shares Outstanding ......................               3,357,398            18,058,510              24,312,487
Unrealized (Depreciation) ...............   $          (2,422,372)   $      (19,625,587)  $         (22,047,959)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

On November 25, 2002, the Liberty Equity Value Fund acquired all the net assets of the Galaxy Equity Value Fund pursuant to a plan of reorganization approved by the Galaxy Equity Value Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Value Fund have been transferred to the Liberty Equity Value Fund in a tax-free exchange and shareholders of the Galaxy Equity Value Fund have received 31,719,272 shares of the Liberty Equity Value Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                  LIBERTY                 GALAXY                LIBERTY
                                              EQUITY VALUE FUND      EQUITY VALUE FUND     EQUITY VALUE FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $                  --    $      321,534,976   $         321,534,976
Shares Outstanding ......................                      --            31,719,272              31,719,272
Unrealized (Depreciation) ...............   $                  --    $       (2,724,070)  $          (2,724,070)

On December 9, 2002, the Galaxy Growth and Income Fund changed its name to the Liberty Large Cap Core Fund and then acquired all the net assets of the Galaxy Large Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Growth and Income Fund and Galaxy Large Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Value Fund have been transferred to the Liberty Large Cap Core Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Value Fund have received 8,506,336 shares of the Liberty Large Cap Core Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                  GALAXY                LIBERTY
                                                 LARGE CAP               LARGE CAP             LARGE CAP
                                                 CORE FUND               VALUE FUND             CORE FUND
                                            ---------------------    ------------------      ----------------
Net Assets ...............................  $         560,578,780    $       88,215,757      $    648,794,537
Shares Outstanding .......................             54,028,560             9,528,591            62,534,896
Unrealized Appreciation (Depreciation) ...  $         (15,045,902)   $        3,841,144      $    (11,204,758)

On December 9, 2002, the Columbia Growth Fund acquired all the net assets of the Galaxy Large Cap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Large Cap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Growth Fund have been transferred to the Columbia Growth Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Growth Fund have received 4,941,065 shares of the Columbia Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   COLUMBIA               GALAXY                COLUMBIA
                                                 GROWTH FUND       LARGE CAP GROWTH FUND       GROWTH FUND
                                            ---------------------  ---------------------     ----------------
Net Assets ..............................   $         798,985,765  $         108,315,197     $    907,300,962
Shares Outstanding ......................              36,450,327             17,270,155           41,391,402
Unrealized Appreciation (Depreciation) ..   $          81,833,499  $          (8,049,749)    $     73,783,750

On December 9, 2002, the Columbia Special Fund acquired all the net assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have been transferred to the Columbia Special Fund in a tax-free exchange and shareholders of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have received 3,693,522, 13,391,313 and 1,926,436 shares, respectively, of the Columbia Special Fund in exchange for their shares as follows:

                                                                        BEFORE                                        AFTER
                                                                      ACQUISITION                                   ACQUISITION
                                           -------------------------------------------------------------------     -------------
                                               COLUMBIA           GALAXY     STEIN ROE CAPITAL     LIBERTY           COLUMBIA
                                               SPECIAL           GROWTH        OPPORTUNITIES     MIDCAP GROWTH        SPECIAL
                                                FUND             FUND II           FUND              FUND              FUND
                                           --------------     --------------   --------------    --------------    -------------
Net Assets .............................    $588,307,694      $ 56,786,294      $205,776,298     $  29,609,516      $880,479,802
Shares Outstanding .....................      38,277,702         7,611,425        11,563,174         3,621,177        57,288,973
Unrealized Appreciation ................    $ 33,929,976      $    419,666      $  4,912,798     $   1,312,196      $ 40,574,636

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund (twelve of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of October 31, 2002, and the related statements of operations for the year then ended, and for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, the statements of changes in net assets and the financial highlights for the year ended October 31, 2002 and for the period from January 1, 2001 to October 31, 2001, for the Galaxy Growth Fund II, the statements of changes in net assets and financial highlights for each of the two years in the period ended October 31, 2002, and the financial highlights for the period from June 1, 2000 to October 31, 2000, and for the remaining Funds, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth & Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the three years in the period ended May 31, 2000, for the Galaxy Growth Fund II, were audited by other auditors whose report dated July 17, 2000 expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended December 31, 2000, and the financial highlights for each of the four years in the period then ended, for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, were audited by other auditors whose report, dated February 15, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund portfolios of The Galaxy Fund at October 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

ERNST AND YOUNG LOGO ART


Boston, Massachusetts
December 12, 2002

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


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

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------


COMMON STOCKS - 60.64%

                  CONSUMER STAPLES - 13.15%

     80,300       Aetna, Inc................................... $  3,236,090
     50,000       Cardinal Health, Inc.........................    3,460,500
    120,200       Concord EFS, Inc.*...........................    1,716,456
     44,400       Forest Laboratories, Inc.*...................    4,350,756
     40,900       General Mills, Inc...........................    1,689,988
     70,000       Johnson & Johnson Co.........................    4,112,500
     59,500       Kraft Foods, Inc., Class A...................    2,350,250
    100,000       Medtronic, Inc...............................    4,480,000
    120,000       Merck & Co., Inc.............................    6,508,800
      8,529       Monsanto Co..................................      140,984
    103,300       PepsiCo, Inc.................................    4,555,530
    240,000       Pfizer, Inc..................................    7,624,800
     50,000       Pharmacia Corp...............................    2,150,000
     88,600       Philip Morris Cos., Inc......................    3,610,450
     50,000       Procter & Gamble Co..........................    4,422,500
     38,200       Wellpoint Health Networks, Inc.*.............    2,873,022
                                                                ------------
                                                                  57,282,626
                                                                ------------

                  FINANCE - 11.34%

    140,000       American International Group, Inc. ..........    8,757,000
     40,000       Bank of America Corp.........................    2,792,000
     97,400       Bank of New York Co., Inc....................    2,532,400
         53       Berkshire Hathaway, Inc., Class A* ..........    3,932,070
     57,000       Capital One Financial Corp...................    1,736,790
    249,000       Citigroup, Inc...............................    9,200,550
     50,000       Fannie Mae...................................    3,343,000
     60,700       Freddie Mac..................................    3,737,906
    160,000       JPMorgan Chase & Co..........................    3,320,000
     50,000       Merrill Lynch & Co., Inc.....................    1,897,500
     58,900       Radian Group, Inc............................    2,077,403
    119,700       Wells Fargo & Co.............................    6,041,259
                                                                ------------
                                                                  49,367,878
                                                                ------------

                  TECHNOLOGY - 8.07%

    120,000       Analog Devices, Inc.*........................    3,216,000
    240,000       Applied Materials, Inc.*.....................    3,607,200
    120,000       Dell Computer Corp.*.........................    3,433,200
     75,000       Electronic Data Systems Corp.................    1,129,500
    330,000       EMC Corp.*...................................    1,686,300
    100,000       First Data Corp..............................    3,494,000
     70,000       IBM Corp.....................................    5,525,800
    200,000       Intel Corp...................................    3,460,000
    120,000       Microsoft Corp.*.............................    6,416,400
    200,000       Texas Instruments, Inc.......................    3,172,000
                                                                ------------
                                                                  35,140,400
                                                                ------------

                  COMMUNICATIONS - 6.86%

    150,000       AOL Time Warner, Inc.*.......................    2,212,500
    350,000       Cisco Systems, Inc.*.........................    3,913,000
    160,000       Comcast Corp., Class A*......................    3,681,600
    123,100       Interpublic Group of Cos., Inc...............    1,473,507
    295,000       Liberty Media Corp., Class A*................    2,439,650


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

          1       Qwest Communications International, Inc. .... $          3
    140,000       SBC Communications, Inc......................    3,592,400
    148,400       Verizon Communications, Inc..................    5,603,584
    100,000       Viacom, Inc., Class B*.......................    4,461,000
    150,000       Walt Disney Co...............................    2,505,000
                                                                ------------
                                                                  29,882,244
                                                                ------------
                  INDEX FUNDS - 6.80%

    149,000       iShares MSCI EAFE Index Fund.................   14,728,650
    192,000       Midcap SPDR Trust Series 1...................   14,901,120
                                                                ------------
                                                                  29,629,770
                                                                ------------

                  INDUSTRIAL - 5.42%

     29,700       3M Co........................................    3,770,118
     45,000       Caterpillar, Inc.............................    1,838,250
     35,300       Emerson Electric Co..........................    1,700,754
    240,000       Flextronics International, Ltd.*.............    2,006,400
    250,000       General Electric Co..........................    6,312,500
     43,200       Illinois Tool Works, Inc.....................    2,652,480
     73,000       Raytheon Co..................................    2,153,500
     51,700       United Technologies Corp.....................    3,188,339
                                                                ------------
                                                                  23,622,341
                                                                ------------

                  ENERGY - 4.21%

     30,000       BP Plc, ADR..................................    1,153,500
     60,801       ConocoPhillips...............................    2,948,848
    155,840       Exxon Mobil Corp.............................    5,245,574
     80,000       Kerr-McGee Corp..............................    3,480,000
    100,000       Noble Corp.*.................................    3,232,000
     73,000       Smith International, Inc.*...................    2,281,980
                                                                ------------
                                                                  18,341,902
                                                                ------------

                  CONSUMER CYCLICAL - 3.59%

     96,000       CVS Corp.....................................    2,662,080
    180,000       Home Depot, Inc..............................    5,198,400
     48,500       Kohl's Corp.*................................    2,834,825
    131,000       McDonald's Corp..............................    2,372,410
     84,500       Target Corp..................................    2,545,140
                                                                ------------
                                                                  15,612,855
                                                                ------------

                  BASIC MATERIALS - 0.95%

     98,000       Georgia-Pacific Corp.........................    1,195,600
     49,000       International Paper Co.......................    1,711,570
     29,600       Nucor Corp...................................    1,247,344
                                                                ------------
                                                                   4,154,514
                                                                ------------

                  UTILITIES - 0.25%

    101,200       PG&E Corp.*..................................    1,098,020
                                                                ------------
                  TOTAL COMMON STOCKS .........................  264,132,550
                                                                ------------
                  (Cost $294,812,548)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.78%

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 7.62%

$ 2,388,119       6.12%, 10/01/08 , Pool # 380999.............. $  2,592,602
    259,099       6.00%, 01/01/09 , Pool # 269929..............      273,025
  1,555,000       6.38%, 06/15/09..............................    1,785,280
  1,000,000       7.25%, 01/15/10..............................    1,201,652
     92,013       6.50%, 03/01/11 , Pool # 343824..............       97,017
     98,781       6.00%, 06/01/14 , Pool # 484967..............      103,504
  1,083,634       6.00%, 06/01/14 , Pool # 499193..............    1,135,445
    437,096       6.00%, 06/01/14 , Pool # 500131..............      457,995
    731,503       7.00%, 03/01/15 , Pool # 535200..............      775,165
    464,961       7.50%, 06/01/15 , Pool # 540078..............      495,039
    322,673       7.50%, 08/01/15 , Pool # 548844..............      343,546
    228,157       7.50%, 09/01/15 , Pool # 552002..............      242,916
  1,864,995       5.50%, 05/01/16 , Pool # 357124..............    1,926,190
    101,255       7.00%, 07/01/16 , Pool # 253881..............      107,267
    115,829       6.50%, 01/01/26 , Pool # 303676..............      120,571
  1,250,000       6.25%, 05/15/29..............................    1,347,508
    202,440       8.00%, 12/01/29 , Pool # 535031..............      217,180
    473,522       8.00%, 04/01/30 , Pool # 526425..............      506,521
    286,758       8.00%, 04/01/30 , Pool # 531218..............      306,742
    166,021       8.00%, 04/01/30 , Pool # 534220..............      177,590
    101,441       8.00%, 04/01/30 , Pool # 537131..............      108,510
     73,266       8.00%, 05/01/30 , Pool # 534205..............       78,371
    500,000       7.25%, 05/15/30..............................      609,031
  1,459,670       7.00%, 02/01/31 , Pool # 567157..............    1,525,355
  1,074,298       7.50%, 02/01/31 , Pool # 595387..............    1,136,742
  2,280,207       6.00%, 07/01/31 , Pool # 594716..............    2,347,901
  3,300,616       7.00%, 07/01/31 , Pool # 596213..............    3,449,144
    306,549       7.50%, 07/01/31 , Pool # 253929..............      324,367
  5,571,083       6.50%, 08/01/31 , Pool # 595999..............    5,776,517
    152,097       8.00%, 08/01/31 , Pool # 593098..............      162,697
  3,333,486       6.50%, 10/01/31 , Pool # 254007..............    3,456,409
                                                                ------------
                                                                  33,187,799
                                                                ------------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 3.13%

    102,301       6.00%, 04/15/13 , Pool # 471839..............      108,087
    138,975       6.50%, 05/15/13 , Pool # 473566..............      147,010
     96,317       6.50%, 06/15/13 , Pool # 476470..............      101,886
    189,029       6.50%, 08/15/13 , Pool # 486453..............      199,957
     40,882       6.50%, 11/15/13 , Pool # 454228..............       43,246
    124,435       6.50%, 11/15/13 , Pool # 477529..............      131,629
    418,867       6.50%, 11/15/13 , Pool # 483663..............      443,083
    103,889       6.50%, 11/15/13 , Pool # 493623..............      109,895
  1,463,017       7.00%, 11/15/13 , Pool # 780921..............    1,562,685
    273,931       6.50%, 07/15/14 , Pool # 494014..............      289,426
    169,512       9.00%, 12/15/17 , Pool # 780201..............      188,476
     46,662       7.50%, 06/15/23 , Pool # 346618..............       49,972
    219,782       7.50%, 01/15/26 , Pool # 417191..............      234,617
    117,670       6.50%, 01/15/29 , Pool # 482909..............      122,818
  1,664,546       6.00%, 03/15/29 , Pool # 476986..............    1,728,007
    516,741       6.50%, 03/15/29 , Pool # 464613..............      539,349
    597,832       6.50%, 04/15/29 , Pool # 473682..............      623,987
    490,662       6.50%, 04/15/29 , Pool # 483349..............      512,128
  1,145,082       6.50%, 04/15/29 , Pool # 488234..............    1,195,180



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$ 1,392,669       6.50%, 05/15/29 , Pool # 487199..............  $ 1,453,599
    333,307       7.00%, 05/15/29 , Pool # 507929..............      350,493
    521,376       7.00%, 09/15/29 , Pool # 510394..............      548,259
    583,486       7.50%, 09/15/29 , Pool # 466164..............      621,047
    304,549       7.50%, 09/15/29 , Pool # 478707..............      324,154
     33,178       7.50%, 09/15/29 , Pool # 510409..............       35,313
    209,434       7.50%, 09/15/29 , Pool # 510424..............      222,916
    315,249       7.50%, 09/15/29 , Pool # 511482..............      335,544
     63,925       8.50%, 12/15/30 , Pool # 781222..............       69,159
    990,420       7.00%, 06/15/31 , Pool # 426776..............    1,040,560
    297,015       6.50%, 07/15/31 , Pool # 555841..............      309,731
                                                                ------------
                                                                  13,642,213
                                                                ------------

                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 2.57%

  1,800,000       6.25%, 07/15/04..............................    1,933,727
    500,000       6.70%, 01/09/07..............................      574,404
    500,000       5.75%, 03/15/09..............................      556,002
  1,725,000       5.88%, 03/21/11..............................    1,868,303
    300,000       6.00%, 06/15/11..............................      335,588
    114,767       7.50%, 07/01/15 , Pool # E80965, Gold .......      122,048
      6,585       7.50%, 08/01/15 , Pool # E81252, Gold .......        7,003
    271,310       8.00%, 09/01/15 , Pool # E00881, Gold .......      289,623
    171,445       6.50%, 07/01/16 , Pool # E00996, Gold .......      180,017
  1,576,812       6.00%, 11/01/28 , Pool # C00680, Gold .......    1,629,536
    317,923       7.00%, 04/01/29 , Pool # C00756, Gold .......      332,428
    359,719       7.50%, 01/01/30 , Pool # C35185, Gold .......      380,177
    150,000       6.75%, 03/15/31..............................      173,533
    174,471       7.00%, 06/01/31 , Pool # C01188, Gold .......      182,213
    227,781       6.50%, 07/01/31 , Pool # C55192, Gold .......      236,394
  2,287,900       7.00%, 08/01/31 , Pool # C01211, Gold .......    2,389,425
                                                                ------------
                                                                  11,190,421
                                                                ------------

                  U.S. TREASURY NOTES - 1.81%

    675,000       3.38%, 04/30/04..............................      693,697
    430,000       2.88%, 06/30/04..............................      439,184
  2,600,000       2.13%, 08/31/04..............................    2,623,600
  1,000,000       2.13%, 10/31/04..............................    1,007,109
    200,000       6.75%, 05/15/05..............................      223,813
  1,375,000       3.25%, 08/15/07..............................    1,407,066
    950,000       5.63%, 05/15/08..............................    1,075,388
    400,000       4.38%, 08/15/12..............................      415,375
                                                                ------------
                                                                   7,885,232
                                                                ------------

                  U.S. TREASURY BONDS - 1.33%

    300,000       12.00%, 08/15/13.............................      437,988
    950,000       7.50%, 11/15/16..............................    1,224,981
    720,000       8.88%, 08/15/17..............................    1,036,519
  1,150,000       8.13%, 08/15/19..............................    1,573,075
    850,000       7.88%, 02/15/21..............................    1,143,781
     90,000       5.25%, 02/15/29..............................       91,227
    250,000       5.38%, 02/15/31..............................      263,955
                                                                ------------
                                                                   5,771,526
                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                        VALUE
   ----------                                                    ----------

                  FEDERAL FARM CREDIT BANK - 0.26%

$ 1,000,000       6.00%, 01/07/08, MTN......................... $  1,123,227
                                                                ------------

                  FEDERAL HOME LOAN BANK - 0.06%

    250,000       5.80%, 09/02/08..............................      278,225
                                                                ------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS .................................   73,078,643
                                                                ------------
                  (Cost $68,764,519)

CORPORATE NOTES AND BONDS - 14.41%

  2,500,000       AIG SunAmerica Global Financing
                  Senior Note
                  5.20%, 05/10/04 (C)..........................    2,608,967
    500,000       Alcoa, Inc.
                  7.38%, 08/01/10   ...........................      587,288
    500,000       Amoco Co.
                  6.25%, 10/15/04   ...........................      538,099
    750,000       AOL Time Warner, Inc.
                  6.88%, 05/01/12   ...........................      742,446
    250,000       AOL Time Warner, Inc., Debenture
                  7.63%, 04/15/31   ...........................      227,272
    300,000       AT&T Corp., Senior Note
                  8.00%, 11/15/31   ...........................      287,437
    350,000       Atlantic Richfield Co.
                  5.90%, 04/15/09   ...........................      387,234
    675,000       Bae Systems Holdings, Inc.
                  6.40%, 12/15/11 (C)..........................      699,193
    450,000       Baker Hughes, Inc.
                  6.88%, 01/15/29   ...........................      481,415
    750,000       Bank One Corp.
                  7.88%, 08/01/10   ...........................      894,308
    425,000       Becton Dickinson & Co., Debenture
                  7.00%, 08/01/27   ...........................      476,110
    525,000       Becton Dickinson & Co., Debenture
                  6.70%, 08/01/28   ...........................      570,989
    250,000       Boeing Capital Corp.
                  5.80%, 01/15/13   ...........................      243,700
    250,000       Burlington Northern Railroad Co.
                  Series H
                  9.25%, 10/01/06   ...........................      294,994
    300,000       Burlington Northern Santa Fe Corp.
                  7.00%, 12/15/25   ...........................      323,248
    200,000       Burlington Northern Santa Fe Corp.
                  Debenture
                  6.88%, 02/15/16   ...........................      232,550
  1,750,000       Caterpillar Financial Services Corp.
                  6.88%, 08/01/04   ...........................    1,883,154
    220,000       Cendant Corp.
                  6.88%, 08/15/06 (C)..........................      219,079
    300,000       CitiCorp, Subordinated Note
                  Series F, MTN
                  6.38%, 11/15/08   ...........................      334,309
  1,000,000       Coastal Corp.
                  7.50%, 08/15/06   ...........................      780,717
    305,000       Coca-Cola Enterprises
                  6.95%, 11/15/26   ...........................      339,737



    PAR VALUE                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$ 2,300,000       Colgate-Palmolive Co., Series C, MTN
                  5.27%, 12/01/03   ........................... $  2,374,495
  1,400,000       Commercial Credit Corp.
                  6.50%, 08/01/04   ...........................    1,494,252
    625,000       Conagra Foods, Inc.
                  6.75%, 09/15/11   ...........................      706,539
    175,000       ConocoPhillips
                  3.63%, 10/15/07   ...........................      175,074
  1,500,000       Cox Communications, Inc.
                  7.75%, 11/01/10   ...........................    1,607,203
    250,000       Devon Financing Corp. ULC
                  7.88%, 09/30/31   ...........................      288,896
  1,000,000       Disney (Walt) Co.
                  7.30%, 02/08/05   ...........................    1,085,321
  1,000,000       Disney (Walt) Co., MTN
                  5.80%, 10/27/08   ...........................    1,052,959
  1,350,000       Dominion Resources, Inc., Series B
                  7.63%, 07/15/05   ...........................    1,459,283
  1,500,000       Emerson Electric Co.
                  5.85%, 03/15/09   ...........................    1,609,959
    265,000       First USA Bank, Subordinated Note
                  7.65%, 08/01/03   ...........................      276,246
    600,000       FirstEnergy Corp., Series A
                  5.50%, 11/15/06   ...........................      579,984
    500,000       Ford Motor Credit Co.
                  7.25%, 10/25/11   ...........................      437,581
  1,195,000       Ford Motor Credit Co., Senior Note
                  5.75%, 02/23/04   ...........................    1,178,057
  1,000,000       Gannett Co., Inc.
                  5.50%, 04/01/07   ...........................    1,086,709
    135,000       General Electric Capital Corp.
                  Series A, MTN
                  7.25%, 05/03/04   ...........................      145,239
    750,000       General Electric Capital Corp.
                  Series A, MTN
                  5.00%, 02/15/07   ...........................      785,709
    750,000       General Motors Acceptance Corp.
                  7.25%, 03/02/11   ...........................      706,703
    550,000       General Motors Acceptance Corp.
                  8.00%, 11/01/31   ...........................      492,358
  1,000,000       GTE North, Inc.
                  5.65%, 11/15/08   ...........................    1,024,578
    500,000       Heinz (H.J.) Co.
                  6.88%, 01/15/03   ...........................      504,421
    330,000       Hershey Foods Corp.
                  7.20%, 08/15/27   ...........................      381,882
    900,000       Household Finance Corp.
                  6.38%, 10/15/11   ...........................      774,414
  1,000,000       IBM Corp., Debenture
                  7.50%, 06/15/13   ...........................    1,209,837
    500,000       IBM Corp., Debenture
                  6.22%, 08/01/27   ...........................      534,584
    750,000       Illinois Tool Works, Inc.
                  5.75%, 03/01/09   ...........................      811,252
    100,000       Indiana Michigan Power, Series A
                  6.88%, 07/01/04   ...........................      100,328
    630,000       Indiana Michigan Power, Series C
                  6.13%, 12/15/06   ...........................      605,640
    300,000       JPMorgan Chase & Co.
                  5.35%, 03/01/07   ...........................      316,096


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       JPMorgan Chase & Co.
                  6.75%, 02/01/11   ........................... $    540,808
    200,000       Kellogg Co., Series B
                  6.60%, 04/01/11   ...........................      224,869
    275,000       Kellogg Co., Series B
                  7.45%, 04/01/31   ...........................      325,848
    225,000       Kerr-McGee Corp.
                  7.88%, 09/15/31   ...........................      264,889
    750,000       Marathon Oil Corp.
                  6.00%, 07/01/12   ...........................      795,317
    750,000       Marshall & Ilsley Bank, Subordinated Note
                  5.25%, 09/04/12   ...........................      770,099
    500,000       McDonald's Corp.
                  8.88%, 04/01/11   ...........................      639,333
    500,000       McDonald's Corp., Series E, MTN
                  6.50%, 08/01/07   ...........................      571,751
    500,000       Mead Corp.
                  6.84%, 03/01/37   ...........................      543,243
  1,000,000       Morgan Stanley Dean Witter & Co.
                  6.10%, 04/15/06   ...........................    1,074,548
  1,515,000       National Rural Utilities Cooperative
                  Finance Corp.
                  7.38%, 02/10/03   ...........................    1,533,160
    500,000       NBD Bancorp, Inc., Subordinated Note
                  7.13%, 05/15/07   ...........................      575,012
    250,000       Norfolk Southern Corp., Senior Note
                  7.25%, 02/15/31   ...........................      277,297
  1,000,000       Norfolk Southern Railway Co., Series I
                  5.95%, 04/01/08   ...........................    1,105,676
    250,000       Oncor Electric Delivery Corp.
                  6.38%, 05/01/12 (C)..........................      254,805
    545,000       Pepsi Bottling Group, Inc., Senior Note
                  Series B
                  7.00%, 03/01/29   ...........................      622,555
    160,000       Pepsi Bottling Holdings, Inc.
                  5.63%, 02/17/09 (C)..........................      172,613
    620,000       PepsiCo, Inc., MTN
                  5.75%, 01/15/08   ...........................      680,883
  1,000,000       Potomac Electric Power Co. First Mortgage
                  6.25%, 10/15/07   ...........................    1,102,222
    230,000       Sears Roebuck Acceptance Corp.
                  7.00%, 06/01/32   ...........................      192,319
    275,000       Southern Power Co., Senior Note
                  6.25%, 07/15/12 (C)..........................      288,481
  1,000,000       Southwest Airlines Co.
                  8.75%, 10/15/03   ...........................    1,054,955
  2,000,000       Sprint Corp.
                  9.50%, 04/01/03   ...........................    1,990,318
    300,000       SunTrust Bank of Central Florida
                  Subordinated Note
                  6.90%, 07/01/07   ...........................      343,384
    350,000       Sysco Corp.
                  4.75%, 07/30/05   ...........................      371,774
    250,000       Sysco Corp., Debenture
                  6.50%, 08/01/28   ...........................      267,454
    200,000       Tele-Communications, Inc., Debenture
                  9.80%, 02/01/12   ...........................      221,977
  1,000,000       Tele-Communications, Inc., Senior Note
                  7.25%, 08/01/05   ...........................      986,840


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$   500,000       Time Warner, Inc.
                  6.95%, 01/15/28   ........................... $    427,912
    600,000       TransAlta Corp., Yankee
                  6.75%, 07/15/12   ...........................      633,911
    230,000       U.S. Bank N.A., Subordinated Note
                  6.38%, 08/01/11   ...........................      254,895
  3,250,000       Unilever Capital Corp.
                  6.75%, 11/01/03   ...........................    3,407,596
    420,000       United Parcel Service, Debenture
                  8.38%, 04/01/30 (B)..........................      540,409
  1,000,000       Verizon Communications, Debenture
                  6.46%, 04/15/08   ...........................    1,064,250
    250,000       Vodafone Group, Plc
                  7.75%, 02/15/10   ...........................      286,202
    315,000       Wachovia Corp.
                  7.50%, 07/15/06   ...........................      356,934
  1,000,000       Weyerhaeuser Co.
                  6.00%, 08/01/06   ...........................    1,050,458
                                                                ------------
                  TOTAL CORPORATE NOTES AND BONDS .............   62,772,842
                                                                ------------
                  (Cost $59,773,929)

ASSET-BACKED SECURITIES - 3.24%

    500,000       Carco Auto Loan Master Trust
                  Series 1999-4, Class A
                  6.43%, 11/15/04   ...........................      500,797
  1,310,000       Chase Manhattan Auto Owner Trust
                  Series 2001-A, Class A-4
                  5.07%, 02/15/08   ...........................    1,384,525
  1,200,000       Chase Manhattan Auto Owner Trust
                  Series 2001-B, Class A-4
                  3.80%, 05/15/08   ...........................    1,238,412
  1,550,000       Chemical Master Credit Card Trust I
                  Series 1996-2, Class A
                  5.98%, 09/15/08   ...........................    1,700,272
  1,125,000       Citibank Credit Card Issuance Trust
                  Series 2002-A, Class A-1
                  4.95%, 02/09/09   ...........................    1,202,028
  2,375,000       Discover Card Master Trust I
                  Series 2001-6, Class A
                  5.75%, 12/15/08   ...........................    2,588,509
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2001-2, Class A-4
                  5.09%, 10/18/06   ...........................    1,044,681
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2002-3, Class A-3
                  3.00%, 05/18/06   ...........................    1,015,818
    900,000       MBNA Credit Card Master Trust
                  Series 2002-A1, Class A-1
                  4.95%, 06/15/09   ...........................      965,484
    259,470       Rural Housing Trust,
                  Series 1987-1, Class D, CMO
                  6.33%, 04/01/26   ...........................      267,985
    500,000       Toyota Auto Receivables Owner Trust
                  Series 2001-C, Class A-4
                  4.72%, 09/15/08   ...........................      524,165
  1,600,000       Wells Fargo Auto Trust
                  Series 2001-A, Class A-4
                  5.07%, 03/15/08   ...........................    1,671,496
                                                                ------------
                  TOTAL ASSET-BACKED SECURITIES ...............   14,104,172
                                                                ------------
                  (Cost $13,341,178)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

   PAR VALUE                                                       VALUE
   ----------                                                    ----------

FOREIGN BONDS - 1.25%

$ 1,000,000       Diageo Capital Plc, Yankee
                  6.13%, 08/15/05   ........................... $  1,086,706
    250,000       France Telecom
                  9.25%, 03/01/11 (B)..........................      276,318
    350,000       France Telecom
                  10.00%, 03/01/31 (B).........................      396,507
  1,720,000       Hydro-Quebec, Series JL
                  6.30%, 05/11/11   ...........................    1,927,712
    360,000       Province of Nova Scotia
                  5.75%, 02/27/12   ...........................      389,851
    250,000       Province of Ontario
                  6.00%, 02/21/06   ...........................      272,493
  1,000,000       Republic of Italy
                  3.63%, 09/14/07   ...........................    1,021,079
    100,000       Republic of South Africa
                  7.38%, 04/25/12   ...........................      105,500
                                                                ------------
                  TOTAL FOREIGN BONDS .........................    5,476,166
                                                                ------------
                  (Cost $5,029,134)

MUNICIPAL SECURITY - 0.14%

    500,000       New Jersey State, EDA
                  State Pension Funding Revenue
                  Series A, AMT
                  7.43%, 02/15/29
                  Insured: MBIA     ...........................      605,735
                                                                ------------
                  TOTAL MUNICIPAL SECURITY ....................      605,735
                                                                ------------
                  (Cost $543,478)


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.33%

$14,525,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $14,525,763
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $14,519,516
                  (Market Value $14,818,838)................... $ 14,525,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   14,525,000
                                                                ------------
                  (Cost $14,525,000)

TOTAL INVESTMENTS - 99.79%.....................................  434,695,108
                                                                ------------
(Cost $456,789,786)

NET OTHER ASSETS AND LIABILITIES - 0.21%.......................      895,098
                                                                ------------

NET ASSETS - 100.00%........................................... $435,590,206
                                                                ------------

----------------------------------------------------
*      Non-income producing security.
(A)    U.S. Dollar Denominated
(B)    Interest rate steps up periodically to maturity. The interest rate shown reflects the rate in effect on October 31, 2002.
(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. On October 31, 2002 these securities amounted to $4,243,138 or 0.97% of net assets.
ADR       American Depositary Receipt
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
CMO       Collateralized Mortgage Obligation
EDA       Economic Development Authority
MBIA      Municipal Bond Insurance Association
MSCI EAFE Morgan Stanley Capital International  Europe, Australasia, Far East
MTN       Medium Term Note
SPDR      Standard and Poor's Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 100.43%

                  FINANCE - 24.36%

     80,000       American International Group, Inc. .......... $  5,004,000
     36,000       Bank of America Corp.........................    2,512,800
     40,000       Chubb Corp...................................    2,256,400
    173,000       Citigroup, Inc...............................    6,392,350
    200,000       Equity Office Properties Trust, REIT ........    4,816,000
     75,000       Fannie Mae...................................    5,014,500
     75,000       JPMorgan Chase & Co..........................    1,556,250
     60,000       Lincoln National Corp........................    1,830,600
    200,000       Simon Property Group, Inc....................    6,830,000
     88,000       St. Paul Cos., Inc...........................    2,886,400
      7,474       Travelers Property Casualty Corp., Class A* .       99,778
     15,356       Travelers Property Casualty Corp., Class B* .      207,613
    225,000       U.S. Bancorp.................................    4,745,250
                                                                ------------
                                                                  44,151,941
                                                                ------------
                  CONSUMER STAPLES - 21.07%

     60,000       Abbott Laboratories..........................    2,512,200
    150,000       Aetna, Inc...................................    6,045,000
    150,000       Archer-Daniels-Midland Co....................    2,043,000
    100,000       Bristol-Myers Squibb Co......................    2,461,000
    200,000       ConAgra Foods, Inc...........................    4,850,000
     52,000       Heinz (H.J.) Co..............................    1,672,320
    140,000       Merck & Co., Inc.............................    7,593,600
    100,000       Pfizer, Inc..................................    3,177,000
    141,000       Safeway, Inc.*...............................    3,257,100
    200,000       Sara Lee Corp................................    4,566,000
                                                                ------------
                                                                  38,177,220
                                                                ------------
                  COMMUNICATIONS - 13.94%

    120,000       AOL Time Warner, Inc.*.......................    1,770,000
    380,000       AT&T Corp....................................    4,955,200
    128,000       BellSouth Corp...............................    3,347,200
     52,700       Interpublic Group of Cos., Inc...............      630,819
    130,000       Nokia OYJ, ADR...............................    2,160,600
    226,000       SBC Communications, Inc......................    5,799,160
    175,000       Verizon Communications, Inc..................    6,608,000
                                                                ------------
                                                                  25,270,979
                                                                ------------
                  ENERGY - 12.34%

     85,000       Baker Hughes, Inc............................    2,469,250
     50,000       BP Plc, ADR..................................    1,922,500
     42,000       ChevronTexaco Corp...........................    2,840,460
    140,310       ConocoPhillips...............................    6,805,035
    162,850       El Paso Corp.................................    1,262,088
    210,000       Exxon Mobil Corp.............................    7,068,600
                                                                ------------
                                                                  22,367,933
                                                                ------------
                  INDUSTRIAL - 9.28%

    105,000       Celestica, Inc.*.............................    1,449,000
     80,000       Eastman Kodak Co.............................    2,636,000
     40,000       Emerson Electric Co..........................    1,927,200
     80,000       Honeywell International, Inc.................    1,915,200
     52,000       Textron, Inc.................................    2,132,000
     50,000       United Technologies Corp.....................    3,083,500
    160,000       Waste Management, Inc........................    3,683,200
                                                                ------------
                                                                  16,826,100
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  UTILITIES - 6.52%

    100,000       Consolidated Edison, Inc..................... $  4,257,000
    100,000       Public Service Enterprise Group, Inc. .......    2,865,000
     85,000       TXU Corp.....................................    1,219,750
    150,000       WGL Holdings, Inc............................    3,469,500
                                                                ------------
                                                                  11,811,250
                                                                ------------
                  TECHNOLOGY - 4.71%

    100,000       Automatic Data Processing, Inc...............    4,253,000
     68,700       Computer Associates International, Inc. .....    1,020,881
    150,000       Electronic Data Systems Corp.................    2,259,000
    150,000       Xerox Corp.*.................................      996,000
                                                                ------------
                                                                   8,528,881
                                                                ------------
                  CONSUMER CYCLICAL - 4.17%

    255,000       Delphi Corp..................................    1,774,800
    200,000       McDonald's Corp..............................    3,622,000
    150,000       Office Depot, Inc.*..........................    2,158,500
                                                                ------------
                                                                   7,555,300
                                                                ------------
                  BASIC MATERIALS - 4.04%

     64,000       Akzo Nobel, ADR..............................    1,911,040
     25,000       Bowater, Inc.................................      847,250
     44,000       du Pont (E.I.) deNemours & Co................    1,815,000
     52,000       International Paper Co.......................    1,816,360
     22,000       Nucor Corp...................................      927,080
                                                                ------------
                                                                   7,316,730
                                                                ------------
                  TOTAL COMMON STOCKS .........................  182,006,334
                                                                ------------
                  (Cost $211,833,778)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 1.23%

$ 2,227,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $2,227,117
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $2,226,159
                  (Market Value $2,272,052)....................    2,227,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    2,227,000
                                                                ------------
                  (Cost $2,227,000)

TOTAL INVESTMENTS - 101.66%....................................  184,233,334
                                                                ------------
(Cost $214,060,778)

NET OTHER ASSETS AND LIABILITIES - (1.66)%.....................   (3,006,394)
                                                                ------------

NET ASSETS - 100.00%........................................... $181,226,940
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002


     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.61%

                  FINANCE - 22.06%

    244,200       ACE, Ltd..................................... $  7,509,150
    280,000       Aflac, Inc...................................    8,523,200
    166,850       American International Group, Inc. ..........   10,436,468
    250,000       Bank of America Corp.........................   17,450,000
    419,160       Bank One Corp................................   16,167,001
    105,400       CIGNA Corp...................................    3,809,156
    466,400       Citigroup, Inc...............................   17,233,480
    194,400       Countrywide Credit Industries, Inc. .........    9,780,264
    384,060       JPMorgan Chase & Co..........................    7,969,245
    255,000       Lincoln National Corp........................    7,780,050
    309,000       UnumProvident Corp...........................    6,340,680
    175,150       Wells Fargo & Co.............................    8,839,821
                                                                ------------
                                                                 121,838,515
                                                                ------------

                  CONSUMER STAPLES - 19.71%

    273,000       Anheuser-Busch Cos., Inc.....................   14,403,480
    219,000       Avery Dennison Corp..........................   13,630,560
    217,500       Bristol-Myers Squibb Co......................    5,352,675
    160,000       Guidant Corp.*...............................    4,731,200
    185,400       Johnson & Johnson Co.........................   10,892,250
    170,000       Medtronic, Inc...............................    7,616,000
    172,000       Merck & Co., Inc.............................    9,329,280
    240,950       PepsiCo, Inc.................................   10,625,895
    191,000       Pfizer, Inc..................................    6,068,070
    408,800       Pharmacia Corp...............................   17,578,400
    257,600       Wyeth........................................    8,629,600
                                                                ------------
                                                                 108,857,410
                                                                ------------

                  INDUSTRIAL - 11.03%

    132,500       3M Co........................................   16,819,550
    429,950       General Electric Co..........................   10,856,238
    324,700       Honeywell International, Inc.................    7,773,318
    190,000       Raytheon Co..................................    5,605,000
    214,700       United Technologies Corp.....................   13,240,549
    287,500       Waste Management, Inc........................    6,618,250
                                                                ------------
                                                                  60,912,905
                                                                ------------

                  TECHNOLOGY - 10.21%

    400,400       Avnet, Inc...................................    3,723,720
    400,000       BMC Software, Inc.*..........................    6,376,000
    191,500       Computer Sciences Corp.*.....................    6,183,535
    235,000       Electronic Data Systems Corp.................    3,539,100
    138,800       IBM Corp.....................................   10,956,872
    358,500       Microsoft Corp.*.............................   19,168,995
    404,600       Texas Instruments, Inc.......................    6,416,956
                                                                ------------
                                                                  56,365,178
                                                                ------------

                  ENERGY - 10.08%

    378,600       Baker Hughes, Inc............................   10,998,330
    270,000       BP Plc, ADR..................................   10,381,500
    123,300       ConocoPhillips...............................    5,980,050



     SHARES                                                        VALUE
   ----------                                                    ----------

                  ENERGY (CONTINUED)

    408,108       Exxon Mobil Corp.............................  $13,736,915
    139,550       Kerr-McGee Corp..............................    6,070,425
    386,000       Transocean Sedco Forex, Inc..................    8,484,280
                                                                ------------
                                                                  55,651,500
                                                                ------------

                  COMMUNICATIONS - 9.39%

    367,600       Disney (Walt) Co.............................    6,138,920
    398,000       Harris Corp..................................   10,499,240
    675,000       Motorola, Inc................................    6,189,750
     80,100       Omnicom Group, Inc...........................    4,616,163
    299,700       SBC Communications, Inc......................    7,690,302
    239,740       Verizon Communications, Inc..................    9,052,582
    172,100       Viacom, Inc., Class B*.......................    7,677,381
                                                                ------------
                                                                  51,864,338
                                                                ------------

                  CONSUMER CYCLICAL - 8.90%

    469,914       Ford Motor Co................................    3,975,472
    429,250       Lowe's Cos., Inc.............................   17,912,602
    352,950       McDonald's Corp..............................    6,391,925
    277,300       Sherwin-Williams Co..........................    7,584,155
    860,000       Staples, Inc.*...............................   13,261,200
                                                                ------------
                                                                  49,125,354
                                                                ------------

                  BASIC MATERIALS - 4.27%

    313,000       CenturyTel, Inc..............................    8,867,290
    396,400       Pall Corp....................................    6,885,468
    167,100       PPG Industries, Inc..........................    7,858,713
                                                                ------------
                                                                  23,611,471
                                                                ------------

                  TRANSPORTATION - 1.96%

    128,700       British Airways Plc, ADR.....................    2,657,655
    318,000       Burlington Northern Santa Fe Corp. ..........    8,182,140
                                                                ------------
                                                                  10,839,795
                                                                ------------
                  TOTAL COMMON STOCKS .........................  539,066,466
                                                                ------------
                  (Cost $568,403,195)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002


   PAR VALUE                                                       VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 2.41%

$13,307,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,307,699
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,301,976
                  Market Value $13,576,198).................... $ 13,307,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,307,000
                                                                ------------
                  (Cost $13,307,000)

TOTAL INVESTMENTS - 100.02%....................................  552,373,466
                                                                ------------
(Cost $581,710,195)

NET OTHER ASSETS AND LIABILITIES - (0.02)%.....................     (130,474)
                                                                ------------

NET ASSETS - 100.00%........................................... $552,242,992
                                                                ============

----------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 96.64%

                  FINANCE - 26.93%

     23,200       ACE, Ltd..................................... $    713,400
     12,600       AFLAC, Inc...................................      383,544
     16,800       American Express Co..........................      611,016
     14,000       American International Group, Inc.                 875,700
      6,090       Bank of America Corp.........................      425,082
      6,600       Chubb Corp...................................      372,306
     27,000       Citigroup, Inc...............................      997,650
     12,000       John Hancock Financial Services, Inc.              351,600
     13,000       JPMorgan Chase & Co..........................      269,750
     10,000       Lincoln National Corp........................      305,100
     13,000       MBIA, Inc....................................      567,450
     10,500       St. Paul Cos., Inc...........................      344,400
     19,166       Travelers Property Casualty Corp., Class A* .      255,866
      2,396       Travelers Property Casualty Corp., Class B* .       32,394
     25,000       UnumProvident Corp...........................      513,000
     18,900       Washington Mutual, Inc.......................      675,864
                                                                ------------
                                                                   7,694,122
                                                                ------------

                  CONSUMER STAPLES - 17.89%

     22,000       Aetna, Inc...................................      886,600
     24,000       Archer-Daniels-Midland Co....................      326,880
     18,100       Bristol-Myers Squibb Co......................      445,441
     40,000       ConAgra Foods, Inc...........................      970,000
      8,600       Heinz (H.J.) Co..............................      276,576
     18,500       Merck & Co., Inc.............................    1,003,440
     22,000       Safeway, Inc.*...............................      508,200
     30,400       Sara Lee Corp................................      694,032
                                                                ------------
                                                                   5,111,169
                                                                ------------

                  COMMUNICATIONS - 15.14%

     20,000       AOL Time Warner, Inc.*.......................      295,000
     54,000       AT&T Corp....................................      704,160
     19,000       BellSouth Corp...............................      496,850
      6,500       Gannett Co., Inc.............................      493,545
     26,400       Harte-Hanks, Inc.............................      503,712
      7,900       Interpublic Group of Cos., Inc...............       94,563
     22,900       Nokia OYJ, ADR...............................      380,598
     22,000       SBC Communications, Inc......................      564,520
     21,000       Verizon Communications, Inc..................      792,960
                                                                ------------
                                                                   4,325,908
                                                                ------------

                  ENERGY - 9.88%

     10,000       Anadarko Petroleum Corp......................      445,400
     14,000       Baker Hughes, Inc............................      406,700
      6,300       ChevronTexaco Corp...........................      426,069
     12,000       ConocoPhillips...............................      582,000
     20,600       El Paso Corp.................................      159,650
     26,000       Marathon Oil Corp............................      543,400
      8,000       Noble Corp.*.................................      258,560
                                                                ------------
                                                                   2,821,779
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  INDUSTRIAL - 9.06%

     16,000       Celestica, Inc.*.............................  $   220,800
      6,200       Emerson Electric Co..........................      298,716
     12,000       Honeywell International, Inc.................      287,280
     26,000       Sonoco Products Co...........................      611,000
     16,200       Textron, Inc.................................      664,200
     22,000       Waste Management, Inc........................      506,440
                                                                ------------
                                                                   2,588,436
                                                                ------------

                  CONSUMER CYCLICAL - 6.97%

     33,000       Delphi Corp..................................      229,680
     11,610       Grainger (W.W.), Inc.........................      562,621
     30,000       Matsushita Electric
                  Industrial Co., Ltd., ADR....................      313,500
     21,000       McDonald's Corp..............................      380,310
     35,000       Office Depot, Inc.*..........................      503,650
                                                                ------------
                                                                   1,989,761
                                                                ------------

                  TECHNOLOGY - 5.60%

     11,500       Computer Associates International, Inc.            170,890
     10,000       Computer Sciences Corp.*.....................      322,900
     15,050       Diebold, Inc.................................      536,532
     22,000       Electronic Data Systems Corp.................      331,320
     36,000       Xerox Corp.*.................................      239,040
                                                                ------------
                                                                   1,600,682
                                                                ------------

                  BASIC MATERIALS - 3.88%

     10,400       Akzo Nobel, ADR..............................      310,544
      4,400       Bowater, Inc.................................      149,116
      6,200       du Pont (E.I.) deNemours & Co................      255,750
      7,500       International Paper Co.......................      261,975
      3,100       Nucor Corp...................................      130,634
                                                                ------------
                                                                   1,108,019
                                                                ------------

                  UTILITIES - 1.29%

     18,000       Duke Energy Corp.............................      368,820
                                                                ------------
                  TOTAL COMMON STOCKS .........................   27,608,696
                                                                ------------
                  (Cost $31,745,419)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 4.16%

$ 1,188,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $1,188,062
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $1,187,551
                  Market Value $1,212,033...................... $  1,188,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    1,188,000
                                                                ------------
                  (Cost $1,188,000)

TOTAL INVESTMENTS - 100.80%....................................   28,796,696
                                                                ------------
(Cost $32,933,419)

NET OTHER ASSETS AND LIABILITIES - (0.80)%.....................     (229,450)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 28,567,246
                                                                ============

---------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 97.53%

                  FINANCE - 34.46%

     32,000       Allstate Corp. (The)......................... $  1,272,960
    120,000       American International Group, Inc. ..........    7,506,000
     97,300       Bank of America Corp.........................    6,791,540
     45,500       Bank One Corp................................    1,754,935
    199,700       Capital One Financial Corp...................    6,084,859
    314,265       Charter One Financial, Inc...................    9,515,944
    150,000       Citigroup, Inc...............................    5,542,500
     64,100       Comerica, Inc................................    2,798,606
     50,000       Fannie Mae...................................    3,343,000
     35,000       Freddie Mac..................................    2,155,300
     20,000       Goldman Sachs Group, Inc.....................    1,432,000
     69,700       GreenPoint Financial Corp....................    3,036,829
    171,200       Household International, Inc.................    4,067,712
    160,000       John Hancock Financial Services, Inc. .......    4,688,000
     98,500       MBIA, Inc....................................    4,299,525
    246,450       MBNA Corp....................................    5,005,400
    120,000       Merrill Lynch & Co., Inc.....................    4,554,000
    100,000       National City Corp...........................    2,713,000
    130,000       PNC Financial Services Group, Inc. ..........    5,285,800
     53,300       Radian Group, Inc............................    1,879,891
    300,000       U.S. Bancorp.................................    6,327,000
     50,000       Wachovia Corp................................    1,739,500
    144,500       Washington Mutual, Inc.......................    5,167,320
    180,000       Wells Fargo & Co.............................    9,084,600
                                                                ------------
                                                                 106,046,221
                                                                ------------

                  CONSUMER STAPLES - 20.33%

    250,700       Alpharma, Inc., Class A......................    2,376,636
     45,200       Anheuser-Busch Cos., Inc.....................    2,384,752
     50,000       Barr Laboratories, Inc.*.....................    2,941,500
    120,000       Beckman Coulter, Inc.........................    3,342,000
     96,300       Bristol-Myers Squibb Co......................    2,369,943
    200,100       Caremark Rx, Inc.*...........................    3,541,770
    478,200       Cendant Corp.*...............................    5,499,300
     90,000       Coca-Cola Co. (The)..........................    4,183,200
     29,000       Colgate-Palmolive Co.........................    1,594,420
    400,000       Concord EFS, Inc.*...........................    5,712,000
    151,300       Convergys Corp.*.............................    2,251,344
    341,300       Kroger Co.*..................................    5,064,892
    140,000       Laboratory Corp. of America Holdings* .......    3,374,000
    113,500       Merck & Co., Inc.............................    6,156,240
    156,100       Omnicare, Inc................................    3,392,053
     36,800       Procter & Gamble Co..........................    3,254,960
    130,000       Watson Pharmaceutical, Inc.*.................    3,573,700
     20,800       Wellpoint Health Networks, Inc.*.............    1,564,368
                                                                ------------
                                                                  62,577,078
                                                                ------------

                  CONSUMER CYCLICAL - 14.48%

    118,600       Barnes & Noble, Inc.*........................    2,502,460
    200,000       BJ's Wholesale Club, Inc.*...................    4,044,000
    100,000       Blockbuster, Inc., Class A...................    2,397,000
     85,000       Carnival Corp................................    2,220,200
     79,300       Centex Corp..................................    3,606,564
    200,000       Foot Locker, Inc.*...........................    1,960,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    100,000       Home Depot, Inc.............................. $  2,888,000
    180,600       Jones Apparel Group, Inc.*...................    6,255,984
     34,000       KB Home......................................    1,604,800
    261,600       Office Depot, Inc.*..........................    3,764,424
    330,000       Royal Carribean Cruises, Ltd.................    6,058,800
    255,800       TJX Cos., Inc................................    5,249,016
    200,000       Toys 'R' Us, Inc.*...........................    1,998,000
                                                                ------------
                                                                  44,549,248
                                                                ------------

                  INDUSTRIAL - 10.73%

     15,400       3M Co........................................    1,954,876
    120,000       Celestica, Inc.*.............................    1,656,000
     73,700       FedEx Corp...................................    3,920,103
    300,000       Flextronics International, Ltd.*.............    2,508,000
    212,900       Honeywell International, Inc.................    5,096,826
     26,000       Lockheed Martin Corp.........................    1,505,400
    149,500       Precision Castparts Corp.....................    2,901,795
    350,000       Smurfit-Stone Container Corp.*...............    4,553,500
     80,000       SPX Corp.*...................................    3,360,800
     90,000       United Technologies Corp.....................    5,550,300
                                                                ------------
                                                                  33,007,600
                                                                ------------

                  ENERGY - 7.55%

     79,800       Anadarko Petroleum Corp......................    3,554,292
    270,900       BJ Services Co.*.............................    8,216,397
    170,000       GlobalSantaFe Corp...........................    4,063,000
    100,000       Nabors Industries, Ltd.*.....................    3,497,000
     60,000       Noble Corp.*.................................    1,939,200
    120,000       Varco International, Inc.*...................    1,972,800
                                                                ------------
                                                                  23,242,689
                                                                ------------

                  TECHNOLOGY - 5.31%

     89,600       Affiliated Computer Services, Inc., Class A*     4,126,080
    122,500       Computer Sciences Corp.*.....................    3,955,525
     81,200       First Data Corp..............................    2,837,128
    156,555       Hewlett-Packard Co...........................    2,473,569
    196,200       IMS Health, Inc..............................    2,950,848
                                                                ------------
                                                                  16,343,150
                                                                ------------

                  UTILITIES - 2.40%

     40,000       Allegheny Energy, Inc........................      228,000
    500,000       TXU Corp.....................................    7,175,000
                                                                ------------
                                                                   7,403,000
                                                                ------------

                  COMMUNICATIONS - 1.61%

    162,100       Telefonos de Mexico SA, ADR..................    4,944,050
                                                                ------------

                  BASIC MATERIALS - 0.66%

     44,200       Sigma Aldrich Corp...........................    2,022,150
                                                                ------------
                  TOTAL COMMON STOCKS .........................  300,135,186
                                                                ------------
                  (Cost $318,073,486)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 3.90%

$12,008,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $12,008,630
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $12,003,466
                  (Market Value $12,250,919)................... $ 12,008,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   12,008,000
                                                                ------------
                  (Cost $12,008,000)

TOTAL INVESTMENTS - 101.43%....................................  312,143,186
                                                                ------------
(Cost $330,081,486)

NET OTHER ASSETS AND LIABILITIES - (1.43)%.....................   (4,399,770)
                                                                ------------

NET ASSETS - 100.00%........................................... $307,743,416
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 102.29%

                  FINANCE - 23.07%

     40,000       ACE, Ltd..................................... $  1,230,000
     34,000       AFLAC, Inc...................................    1,034,960
     45,000       American International Group, Inc............    2,814,750
     40,000       Bank of America Corp.........................    2,792,000
     85,000       Bank of New York Co., Inc....................    2,210,000
     18,400       CIGNA Corp...................................      664,976
     95,000       Citigroup, Inc...............................    3,510,250
     25,000       Lincoln National Corp........................      762,750
     50,000       Mellon Financial Corp........................    1,414,500
     85,000       JPMorgan Chase & Co..........................    1,763,750
     50,000       UnumProvident Corp...........................    1,026,000
     30,500       Wells Fargo & Co.............................    1,539,335
                                                                ------------
                                                                  20,763,271
                                                                ------------

                  CONSUMER STAPLES - 22.66%

     18,000       Anheuser-Busch Cos., Inc.....................      949,680
     47,000       Colgate-Palmolive Co.........................    2,584,060
     65,000       Gillette Co..................................    1,942,200
     30,000       Johnson & Johnson Co.........................    1,762,500
     48,000       Kimberly-Clark Corp..........................    2,472,000
     65,000       Merck & Co., Inc.............................    3,525,600
     23,000       PepsiCo, Inc.................................    1,014,300
     80,000       Pfizer, Inc..................................    2,541,600
     45,000       Pharmacia Corp...............................    1,935,000
     30,000       Tenet Healthcare Corp.*......................      862,500
     24,000       Wyeth........................................      804,000
                                                                ------------
                                                                  20,393,440
                                                                ------------

                  INDUSTRIAL - 15.66%

     16,500       3M Co........................................    2,094,510
     25,000       Deere & Co...................................    1,159,750
    105,000       General Electric Co..........................    2,651,250
     87,000       Masco Corp...................................    1,788,720
     30,000       Raytheon Co..................................      885,000
     28,000       Union Pacific Corp...........................    1,653,400
     45,000       United Technologies Corp.....................    2,775,150
     47,000       Waste Management, Inc........................    1,081,940
                                                                ------------
                                                                  14,089,720
                                                                ------------

                  COMMUNICATIONS - 15.39%

    100,000       BellSouth Corp...............................    2,615,000
     40,000       CenturyTel, Inc..............................    1,133,200
     62,300       Disney (Walt) Co.............................    1,040,410
     37,000       Gannett Co., Inc.............................    2,809,410
     30,000       Harris Corp..................................      791,400
     15,000       Omnicom Group, Inc...........................      864,450
     85,000       SBC Communications, Inc......................    2,181,100
     54,200       Viacom, Inc., Class B*.......................    2,417,862
                                                                ------------
                                                                  13,852,832
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY - 10.17%

     75,000       BMC Software, Inc.*.......................... $  1,195,500
     30,000       Electronic Data Systems Corp.................      451,800
     35,000       IBM Corp.....................................    2,762,900
     65,000       Microsoft Corp.*.............................    3,475,550
     80,000       Texas Instruments, Inc.......................    1,268,800
                                                                ------------
                                                                   9,154,550
                                                                ------------

                  ENERGY - 8.13%

     35,600       Baker Hughes, Inc............................    1,034,180
     47,000       BP Plc, ADR..................................    1,807,150
     20,450       ConocoPhillips...............................      991,825
     75,000       Exxon Mobil Corp.............................    2,524,500
     22,000       Kerr-McGee Corp..............................      957,000
                                                                ------------
                                                                   7,314,655
                                                                ------------

                  CONSUMER CYCLICAL - 5.06%

     70,000       CVS Corp.....................................    1,941,100
     30,000       Lowe's Cos., Inc.............................    1,251,900
     45,000       Target Corp..................................    1,355,400
                                                                ------------
                                                                   4,548,400
                                                                ------------

                  BASIC MATERIALS - 2.15%

     45,000       Alcoa, Inc...................................      992,700
     20,000       PPG Industries, Inc..........................      940,600
                                                                ------------
                                                                   1,933,300
                                                                ------------
                  TOTAL COMMON STOCKS .........................   92,050,168
                                                                ------------
                  (Cost $88,642,487)

TOTAL INVESTMENTS - 102.29%....................................   92,050,168
                                                                ------------
(Cost $88,642,487)

NET OTHER ASSETS AND LIABILITIES - (2.29)%.....................   (2,063,774)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 89,986,394
                                                                ============

------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 94.71%

                  CONSUMER STAPLES - 27.70%

    300,000       Abbott Laboratories..........................  $12,561,000
    300,000       Anheuser-Busch Cos., Inc.....................   15,828,000
    500,000       Baxter International, Inc....................   12,510,000
  1,000,000       Cendant Corp.*...............................   11,500,000
    200,000       Coca-Cola Co. (The)..........................    9,296,000
    550,000       Costco Wholesale Corp.*......................   18,661,500
    120,000       Forest Laboratories, Inc.*...................   11,758,800
    325,000       Johnson & Johnson Co.........................   19,093,750
    450,000       Kraft Foods, Inc.............................   17,775,000
    450,000       Medtronic, Inc...............................   20,160,000
    200,000       Merck & Co., Inc.............................   10,848,000
    450,000       PepsiCo, Inc.................................   19,845,000
    750,000       Pfizer, Inc..................................   23,827,500
    450,000       Pharmacia Corp...............................   19,350,000
    175,000       Procter & Gamble Co..........................   15,478,750
    200,000       Teva Pharmaceutical Industries, Ltd., ADR ...   15,486,000
    150,000       WellPoint Health Networks, Inc.*.............   11,281,500
    375,000       Wyeth........................................   12,562,500
                                                                ------------
                                                                 277,823,300
                                                                ------------

                  FINANCE - 19.05%

    350,000       American International Group, Inc. ..........   21,892,500
    250,000       Bank of America Corp.........................   17,450,000
    600,000       Citigroup, Inc...............................   22,170,000
    300,000       Fannie Mae...................................   20,058,000
    275,000       Goldman Sachs Group, Inc.....................   19,690,000
    450,000       JPMorgan Chase & Co..........................    9,337,500
    250,000       Marsh & McLennan Cos. Inc....................   11,677,500
    450,000       Mellon Financial Corp........................   12,730,500
    450,000       National City Corp...........................   12,208,500
  1,000,000       U.S. Bancorp.................................   21,090,000
    450,000       Wells Fargo & Co.............................   22,711,500
                                                                ------------
                                                                 191,016,000
                                                                ------------

                  INDUSTRIAL - 12.98%

    175,000       3M Co........................................   22,214,500
    450,000       Celestica, Inc. (CA)*........................    6,210,000
  1,000,000       Flextronics International, Ltd. (SI)* .......    8,360,000
  1,060,000       General Electric Co..........................   26,765,000
    210,000       Illinois Tool Works, Inc.....................   12,894,000
    180,000       L-3 Communications Holdings, Inc.* ..........    8,460,000
    250,000       Maxim Integrated Products, Inc.*.............    7,960,000
     75,000       Northrop Grumman Corp........................    7,734,750
    375,000       Raytheon Co..................................   11,062,500
    300,000       United Technologies Corp.....................   18,501,000
                                                                ------------
                                                                 130,161,750
                                                                ------------

                  TECHNOLOGY - 11.70%

    600,000       Applied Materials, Inc.*.....................    9,018,000
    500,000       Automatic Data Processing, Inc...............   21,265,000
    400,000       Electronic Data Systems Corp.................    6,024,000
    200,000       IBM Corp.....................................   15,788,000



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    300,000       Intel Corp................................... $  5,190,000
    900,000       Microsoft Corp.*.............................   48,123,000
    400,000       Teradyne, Inc.*..............................    4,844,000
    450,000       Texas Instruments, Inc.......................    7,137,000
                                                                ------------
                                                                 117,389,000
                                                                ------------

                  ENERGY - 9.10%

    350,000       Baker Hughes, Inc............................   10,167,500
    650,000       BP Plc, ADR..................................   24,992,500
    355,452       ConocoPhillips...............................   17,239,422
    200,000       Kerr-McGee Corp..............................    8,700,000
    600,000       National-Oilwell, Inc.*......................   12,510,000
    350,000       Noble Corp.*.................................   11,312,000
    250,200       Transocean Sedco Forex, Inc..................    5,499,396
    450,000       Williams Cos., Inc...........................      846,000
                                                                ------------
                                                                  91,266,818
                                                                ------------

                  CONSUMER CYCLICAL - 7.18%

    400,000       Bed, Bath & Beyond, Inc.*....................   14,184,000
    400,000       CVS Corp.....................................   11,092,000
    400,000       Home Depot, Inc..............................   11,552,000
    700,000       Office Depot, Inc.*..........................   10,073,000
    300,000       Target Corp..................................    9,036,000
    300,000       Wal-Mart Stores, Inc.........................   16,065,000
                                                                ------------
                                                                  72,002,000
                                                                ------------

                  COMMUNICATIONS - 7.00%

    850,000       American Tower Corp., Class A*...............    1,198,500
    750,000       Cisco Systems, Inc.*.........................    8,385,000
  1,000,000       Disney (Walt) Co.............................   16,700,000
  1,500,000       Liberty Media Corp., Series A*...............   12,405,000
    825,000       Nokia Corp., ADR.............................   13,711,500
    400,000       Viacom, Inc., Class B*.......................   17,844,000
                                                                ------------
                                                                  70,244,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................  949,902,868
                                                                ------------
                  (Cost $961,539,973)

CONVERTIBLE PREFERRED STOCK - 0.26%

    410,000       Williams Cos., 9.00%.........................    2,615,800
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK ...........    2,615,800
                                                                ------------
                  (Cost $10,250,220)

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

    PAR VALUE                                                      VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.11%

$51,234,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $51,236,690
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $51,214,657
                  Market Value $52,270,453).................... $   51,234,000
                                                                --------------
                  TOTAL REPURCHASE AGREEMENT ..................     51,234,000
                                                                --------------
                  (Cost $51,234,000)

TOTAL INVESTMENTS - 100.08%....................................  1,003,752,668
                                                                --------------
(Cost $1,023,024,193)

NET OTHER ASSETS AND LIABLILTIES - (0.08)%.....................       (839,680)
                                                                --------------

NET ASSETS - 100.00%........................................... $1,002,912,988
                                                                ==============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 87.91%

                  FINANCE - 24.64%

     90,000       American International Group, Inc. .......... $  5,629,500
      4,000       Capital One Financial Corp...................      121,880
    166,666       Citigroup, Inc...............................    6,158,308
     50,083       Freddie Mac..................................    3,084,111
    148,000       MBNA Corp....................................    3,005,880
    159,000       Mellon Financial Corp........................    4,498,110
     97,000       Morgan Stanley Dean Witter & Co..............    3,775,240
                                                                ------------
                                                                  26,273,029
                                                                ------------

                  CONSUMER CYCLICAL - 21.37%

      7,500       Apollo Group, Inc., Class A*.................      311,250
     90,000       Bed, Bath & Beyond, Inc.*....................    3,191,400
     26,500       Best Buy Co., Inc.*..........................      546,165
     40,000       Cintas Corp..................................    1,890,800
    128,000       CVS Corp.....................................    3,549,440
    145,000       Dollar Tree Stores, Inc.*....................    3,812,050
     50,000       Harley-Davidson, Inc.........................    2,615,000
     10,000       Home Depot, Inc..............................      288,800
     40,000       Kohl's Corp.*................................    2,338,000
    275,000       Staples, Inc.*...............................    4,240,500
                                                                ------------
                                                                  22,783,405
                                                                ------------

                  TECHNOLOGY - 18.10%

      7,000       Adobe Systems, Inc...........................      165,480
     80,000       Automatic Data Processing, Inc...............    3,402,400
      1,000       BEA Systems, Inc.*...........................        8,089
      1,000       Brocade Communications Systems, Inc.*                6,870
    135,000       Dell Computer Corp.*.........................    3,862,350
    156,000       Intel Corp...................................    2,698,800
     20,000       Intersil Corp., Class A*.....................      339,800
      8,000       Microsoft Corp.*.............................      427,760
    150,000       Network Appliance, Inc.*.....................    1,345,650
     60,000       Paychex, Inc.................................    1,729,200
      1,000       Siebel Systems, Inc.*........................        7,520
    152,000       Texas Instruments, Inc.......................    2,410,720
     65,595       Veritas Software Corp.*......................    1,000,324
    100,000       Xilinx, Inc.*................................    1,899,000
                                                                ------------
                                                                  19,303,963
                                                                ------------

                  CONSUMER STAPLES - 15.67%

     60,000       Concord EFS, Inc.*...........................      856,800
     10,000       Johnson & Johnson Co.........................      587,500
     80,000       Merck & Co., Inc.............................    4,339,200
     75,000       Pfizer, Inc..................................    2,382,750
    135,000       Pharmacia Corp...............................    5,805,000
     43,000       Quest Diagnostics, Inc.*.....................    2,744,690
                                                                ------------
                                                                  16,715,940
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 5.54%

      1,000       Check Point Software Technologies, Ltd.* .... $     13,790
    230,000       Cisco Systems, Inc.*.........................    2,571,400
    200,000       Nokia OYJ, ADR...............................    3,324,000
                                                                ------------
                                                                   5,909,190
                                                                ------------

                  INDUSTRIAL - 2.59%

     70,000       American Power Conversion Corp.*.............      904,400
     55,000       General Electric Co..........................    1,388,750
      7,682       Illinois Tool Works, Inc.....................      471,675
                                                                ------------
                                                                   2,764,825
                                                                ------------
                  TOTAL COMMON STOCKS .........................   93,750,352
                                                                ------------
                  (Cost $105,547,797)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 12.31%

$13,124,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $13,124,689
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $13,119,045
                  (Market Value $13,389,496)...................   13,124,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   13,124,000
                                                                ------------
                  (Cost $13,124,000)

TOTAL INVESTMENTS - 100.22%....................................  106,874,352
                                                                ------------
(Cost $118,671,797)

NET OTHER ASSETS AND LIABILITIES - (0.22)%.....................     (235,597)
                                                                ------------

NET ASSETS - 100.00%........................................... $106,638,755
                                                                ============

----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GROWTH FUND II

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 86.41%

                  CONSUMER CYCLICAL - 25.47%

     75,000       Alliance Atlantis Communications, Inc.
                  Class B (CA)*................................ $    754,500
     60,000       Bed, Bath & Beyond, Inc.*....................    2,127,600
     75,000       Cheesecake Factory (The), Inc.*..............    2,542,500
    100,000       Fastenal Co..................................    3,395,000
    100,000       P.F. Chang's China Bistro, Inc.*.............    3,450,000
    600,000       Wetherspoon (J.D.) Plc (UK)..................    2,651,834
                                                                ------------
                                                                  14,921,434
                                                                ------------

                  CONSUMER STAPLES - 17.70%

     25,000       Biovail Corp. (CA)*..........................      791,250
    100,000       Cendant Corp.*...............................    1,150,000
     50,000       Coca-Cola Enterprises, Inc...................    1,192,000
     40,000       Dean Foods Co.*..............................    1,499,600
     52,000       Endocare, Inc.*..............................      147,212
     83,800       Millennium Pharmaceuticals, Inc.* ...........      623,472
     25,700       Nexia Biotechnologies, Inc. (CA)* ...........       16,417
     36,100       SurModics, Inc.*.............................    1,235,342
     20,000       Teva Pharmaceutical Industries, Ltd., ADR ...    1,548,600
    104,700       Thoratec Corp.*..............................      931,830
     30,000       Zimmer Holdings, Inc.*.......................    1,236,600
                                                                ------------
                                                                  10,372,323
                                                                ------------

                  ENERGY - 12.83%

     45,000       Noble Corp.*.................................    1,454,400
    100,000       Ocean Energy, Inc............................    1,863,000
    150,000       PetroQuest Energy, Inc.*.....................      603,000
    117,500       Remington Oil & Gas Corp.*...................    1,809,500
    200,000       Ultra Petroleum Corp.*.......................    1,646,000
     75,000       Williams Cos., Inc...........................      141,000
                                                                ------------
                                                                   7,516,900
                                                                ------------

                  INDUSTRIAL - 12.80%

     30,000       Celestica, Inc. (CA)*........................      414,000
     43,000       Danaher Corp.................................    2,487,550
     35,000       DRS Technologies, Inc.*......................    1,159,900
     50,000       EDO Corp.....................................      837,500
     40,000       Flextronics International, Ltd. (SI)* .......      334,400
     20,000       L-3 Communications Holdings, Inc.* ..........      940,000
     45,000       Raytheon Co..................................    1,327,500
                                                                ------------
                                                                   7,500,850
                                                                ------------

                  FINANCE - 9.19%

     40,000       Fifth Third Bancorp..........................    2,540,000
     70,000       Midland (The) Co.............................    1,260,000
     75,000       U.S. Bancorp.................................    1,581,750
                                                                ------------
                                                                   5,381,750
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS - 4.65%

     50,000       Disney (Walt) Co............................. $    835,000
     40,000       EchoStar Communications Corp., Class A* .....      815,600
     60,000       Emulex Corp.*................................    1,077,000
                                                                ------------
                                                                   2,727,600
                                                                ------------

                  TECHNOLOGY - 3.77%

     30,000       Intersil Corp., Class A*.....................      509,700
     30,000       NetIQ Corp.*.................................      423,300
     50,000       SeaChange International, Inc.*...............      289,000
     25,000       Teradyne, Inc.*..............................      302,750
     45,000       Veritas Software Corp.*......................      686,250
                                                                ------------
                                                                   2,211,000
                                                                ------------
                  TOTAL COMMON STOCKS .........................   50,631,857
                                                                ------------
                  (Cost $48,642,991)

PREFERRED STOCK - 0.01%

    394,218       Network Specialists, Series A*(A)(B) ........        3,942
                                                                ------------
                  TOTAL PREFERRED STOCK .......................        3,942
                                                                ------------
                  (Cost $2,999,999)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 16.06%

$ 9,410,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $9,410,494
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362).....................    9,410,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    9,410,000
                                                                ------------
                  (Cost $9,410,000)

TOTAL INVESTMENTS - 102.48%....................................   60,045,799
                                                                ------------
(Cost $61,052,990)

NET OTHER ASSETS AND LIABILITIES - (2.48)%.....................   (1,454,647)
                                                                ------------

NET ASSETS - 100.00%........................................... $ 58,591,152
                                                                ============

--------------------------------------------------
*      Non-income producing security.
(A)    Restricted security (See Note 2).
(B) Represents fair value as determined in good faith under the direction of the Board of Trustees.
ADR    American Depositary Receipt
(CA)   Canadian Equity
(SI)   Singapore Equity
(UK)   United Kingdom Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 93.13%

                  INDUSTRIAL - 24.41%

    130,300       AGCO Corp.*.................................. $  3,309,620
    152,400       Airborne, Inc................................    1,964,436
    365,100       AirNet Systems, Inc.*........................    1,569,930
    352,700       Albany International Corp., Class A .........    7,473,713
    101,700       Analogic Corp................................    4,064,949
    149,500       Arkansas Best Corp.*.........................    4,477,525
    297,100       Armor Holdings, Inc.*........................    4,548,601
    393,800       Benchmark Electronics, Inc.*.................    8,765,988
    121,900       Calgon Carbon Corp...........................      510,761
     98,800       Capital Environmental Resource, Inc.* .......      385,320
    201,150       Chicago Bridge & Iron Co.....................    5,451,165
    261,600       CIRCOR International, Inc....................    3,623,160
     27,800       CLARCOR, Inc.................................      859,298
    172,700       CTB International Corp.*.....................    2,207,106
    199,400       Denison International Plc, ADR*..............    2,851,619
    246,900       Flowserve Corp.*.............................    2,893,668
    405,400       Gerber Scientific, Inc.*.....................    1,560,790
    166,600       GrafTech International, Ltd.*................      653,072
    276,300       Greif Brothers Corp., Class A................    7,015,257
    483,400       Gulfmark Offshore, Inc.*.....................    7,396,020
     42,888       Heartland Express, Inc.*.....................      841,891
     39,700       J.B. Hunt Transport Services, Inc.* .........    1,099,293
     47,710       K-Tron International, Inc.*..................      608,541
     44,600       Kaman Corp., Class A.........................      498,628
    164,300       Kansas City Southern Industries, Inc.* ......    2,300,200
    233,600       Keithley Instruments, Inc....................    2,055,680
    143,400       KEY Technology, Inc.*........................      752,850
    241,300       Ladish Co., Inc.*............................    1,795,272
    116,200       Layne Christensen Co.*.......................      935,410
    129,500       LeCroy Corp.*................................    1,376,585
    416,712       LSI Industries, Inc..........................    4,271,298
     39,000       Lydall, Inc.*................................      444,600
    277,600       NCI Building Systems, Inc.*..................    5,207,776
    198,000       Northwest Pipe Co.*..........................    3,148,200
     64,100       Offshore Logistics, Inc.*....................    1,376,227
     16,800       P.A.M. Transportation Services, Inc.* .......      351,960
    114,600       Pentair, Inc.................................    3,786,384
    185,600       Pioneer Standard Electronics, Inc. ..........    1,299,200
    237,300       Powell Industries, Inc.*.....................    3,727,983
    301,100       Rayovac Corp.*...............................    4,245,510
     69,900       Roadway Corp.................................    2,800,893
    163,100       Ryder System, Inc............................    3,743,145
    259,900       Sauer-Danfoss, Inc...........................    1,923,260
    261,800       Shaw Group (The), Inc.*......................    3,916,528
    202,400       Technitrol, Inc..............................    2,961,112
    289,844       Terex Corp.*.................................    3,379,581
    236,200       Tetra Tech, Inc.*............................    2,097,456
    177,900       Thomas Industries, Inc.......................    5,121,741
     51,600       USFreightways Corp...........................    1,449,960
    166,500       Valmont Industries, Inc......................    4,195,800
     63,100       Veridian Corp.*..............................    1,511,876
    150,300       Werner Enterprises, Inc......................    3,073,635
     87,100       Willis Lease Finance Corp.*..................      368,433
     88,207       Wood's (T.B.) Corp...........................      682,634
                                                                ------------
                                                                 148,931,540
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER STAPLES - 17.63%

    533,500       Beverly Enterprises, Inc.*...................  $ 1,195,040
    321,300       BioMarin Pharmaceutical, Inc.*...............    2,072,385
    115,400       Corn Products International, Inc. ...........    3,400,838
    291,700       Cornell Cos., Inc.*..........................    1,858,129
    200,600       CV Therapeutics, Inc.*.......................    4,814,400
    156,850       Datascope Corp...............................    3,893,174
     12,805       DaVita, Inc.*................................      306,936
    380,800       Delta & Pine Land Co.........................    7,299,936
     40,000       Dianon Systems, Inc.*........................    1,600,000
    197,000       Gartner, Inc., Class A*......................    1,576,000
    194,400       Health Management Systems, Inc.*.............      719,280
    452,226       ICN Pharmaceuticals, Inc.....................    3,776,087
     81,100       Ingles Markets, Inc., Class A................      915,619
     68,700       Interstate Bakeries Corp.....................    1,711,317
    368,300       Invacare Corp................................   11,638,280
    100,800       Jarden Corp.*................................    2,412,144
    929,384       kforce.com, Inc.*............................    2,723,095
    210,100       Lifecore Biomedical, Inc.*...................    1,365,650
    173,100       MPW Industrial Services Group, Inc.* ........      346,200
    154,600       Nashua Corp.*................................    1,097,660
    264,200       NCO Group, Inc.*.............................    3,627,466
    420,600       Nextera Enterprises, Inc., Class A* .........      218,712
    437,100       PRAECIS Pharmaceuticals, Inc.*...............    1,188,912
    152,500       Priority Healthcare Corp., Class B* .........    3,704,225
    371,900       PSS World Medical, Inc.*.....................    2,841,316
     47,210       RemedyTemp, Inc., Class A*...................      706,262
    111,700       Rent-A-Center, Inc.*.........................    4,953,895
    869,125       Res-Care, Inc.*..............................    3,580,795
    111,421       Respironics, Inc.*...........................    3,558,787
    223,200       Scios, Inc.*.................................    6,441,552
    248,700       Serologicals Corp.*..........................    2,394,981
    368,300       SOS Staffing Services, Inc.*.................      154,686
    423,000       Spherion Corp.*..............................    2,576,070
    535,500       Thoratec Corp.*..............................    4,765,950
    220,600       United Natural Foods, Inc.*..................    5,360,580
    260,000       West Pharmaceutical Services, Inc. ..........    4,986,800
    138,400       Westaff, Inc.*...............................      304,480
    135,300       Wild Oats Market, Inc.*......................    1,526,319
                                                                ------------
                                                                 107,613,958
                                                                ------------

                  CONSUMER CYCLICAL - 12.67%

    132,275       Applebee's International, Inc................    3,146,822
    138,850       Bassett Furniture Industries, Inc. ..........    1,814,769
    199,900       Buckle, Inc.*................................    3,648,175
    117,400       Callaway Golf Co.............................    1,436,976
    206,800       Casey's General Stores, Inc..................    2,421,628
     84,800       CEC Entertainment, Inc.*.....................    2,357,440
    437,000       Checkers Drive-In Restaurants, Inc.* ........    3,037,150
    105,800       Cooper Tire & Rubber Co......................    1,376,458
    249,300       Friendly Ice Cream Corp.*....................    1,590,534
    152,700       G & K Services, Inc., Class A................    4,904,877
    503,850       InterTAN, Inc.*..............................    3,577,335
    276,900       Jack in the Box, Inc.*.......................    6,005,961
    127,400       Kimball International, Inc., Class B ........    1,940,302
    154,700       Lithia Motors, Inc., Class A*................    2,520,063
    176,800       Mesa Air Group, Inc.*........................      974,168
    110,624       Midwest Express Holdings, Inc.*..............      723,481


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  CONSUMER CYCLICAL (CONTINUED)

    222,505       O'Charley's, Inc.*...........................  $ 4,383,348
     79,600       Oshkosh Truck Corp...........................    4,533,220
    246,900       Phillips-Van Heusen Corp.....................    3,338,088
     35,800       Proxymed, Inc.*..............................      414,206
    199,400       R & B, Inc.*.................................    1,764,690
     93,600       Rocky Shoes & Boots, Inc.*...................      463,320
    146,500       Ruby Tuesday, Inc............................    2,556,425
    280,350       Ryan's Family Steak Houses, Inc.* ...........    2,876,391
     93,700       Steak N Shake Co. (The)*.....................    1,029,763
    270,900       Tommy Hilfiger Corp.*........................    2,045,295
    140,300       Too, Inc.*...................................    3,549,590
    231,900       Topps Co. (The), Inc.*.......................    1,924,770
    347,100       Unifirst Corp................................    6,938,529
                                                                ------------
                                                                  77,293,774
                                                                ------------

                  FINANCE - 10.37%

    117,420       AmerUs Group Co..............................    3,369,954
     64,200       Annuity & Life Re (Holdings), Ltd. ..........      304,308
     42,000       BSB Bancorp, Inc.............................      850,920
    127,900       Corporate Office Properties
                  Trust, Inc., REIT ...........................    1,720,255
     54,200       Great American Financial Resources, Inc. ....      866,658
    109,598       Hanmi Financial Corp.*.......................    1,657,122
     99,250       Healthcare Realty Trust, Inc., REIT .........    3,072,780
    166,200       Horace Mann Educators Corp...................    2,494,662
    166,500       Innkeepers USA Trust, Inc., REIT.............    1,292,040
     54,000       Kilroy Realty Corp., REIT....................    1,162,080
    227,400       Matrix Bancorp, Inc.*........................    2,067,066
    277,825       Medical Office Properties, Inc.*.............    4,486,874
    215,400       Ohio Casualty Corp.*.........................    2,841,126
    180,900       Oriental Financial Group.....................    4,224,015
     77,100       Pacific Northwest Bancorp....................    1,892,805
    171,700       Phoenix Cos., Inc............................    1,553,885
     18,300       PICO Holdings, Inc.*.........................      190,704
    133,100       Presidential Life Corp.......................    1,637,130
    120,500       Reinsurance Group of America.................    3,312,545
    234,170       Republic Bancorp, Inc........................    2,882,867
    161,100       Selective Insurance Group, Inc...............    3,608,640
     55,900       Silicon Valley Bancshares*...................    1,050,361
     58,700       SL Green Realty Corp., REIT..................    1,712,866
    167,848       Superior Financial Corp......................    3,021,264
    111,900       Taylor Capital Group, Inc.*..................    1,941,465
     63,900       United Fire & Casualty Co....................    2,240,334
    138,900       Webster Financial Corp.......................    4,501,749
    277,200       Willow Grove Bancorp, Inc....................    3,312,540
                                                                ------------
                                                                  63,269,015
                                                                ------------

                  TECHNOLOGY - 6.36%

    250,400       Acxiom Corp.*................................    3,155,040
    481,400       Anadigics, Inc.*.............................    1,107,220
    224,900       Analysts International Corp.*................      404,820
    140,700       Asyst Technologies, Inc.*....................      844,200
    276,600       Caminus Corp.*...............................      691,500
    769,000       Computer Task Group, Inc.*...................    2,168,580
    140,100       Henry (Jack) & Associates....................    1,440,088
    349,200       Infinium Software, Inc.*.....................    2,399,004



     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

    192,800       infoUSA, Inc.*...............................  $   809,760
    123,100       Integral Systems, Inc.*......................    2,458,307
    118,700       Intergraph Corp.*............................    2,184,080
    320,100       Mapinfo Corp.*...............................    1,933,404
    316,900       Maxtor Corp.*................................    1,191,544
    300,215       MSC.Software Corp.*..........................    1,681,204
    234,650       Peak International, Ltd.*....................      922,174
    262,400       Pericom Semiconductor Corp.*.................    2,256,378
    306,500       Progress Software Corp.*.....................    3,825,120
     75,000       Rimage Corp.*................................      703,575
    150,000       Storage Technology Corp.*....................    2,652,000
    469,800       Sybase, Inc.*................................    6,018,138
                                                                ------------
                                                                  38,846,136
                                                                ------------

                  ENERGY - 5.97%

     49,700       3TEC Energy Corp.*...........................      636,160
    121,500       Atwood Oceanics, Inc.*.......................    3,620,700
    104,900       Cimarex Energy Co.*..........................    1,667,910
     70,300       Core Laboratories NV*........................      662,929
     49,100       Evergreen Resources, Inc.*...................    2,019,483
    163,000       Exco Resources, Inc.*........................    2,718,677
    258,500       Hanover Compressor Co.*......................    2,711,665
    193,400       Houston Exploration (The) Co.*...............    5,939,314
    531,000       Newpark Resources, Inc.*.....................    1,709,820
     66,100       Oceaneering International, Inc.*.............    1,830,970
     85,800       Patterson-UTI Energy, Inc.*..................    2,481,336
     35,200       Penn Virginia Corp...........................    1,129,920
    110,200       Pride International, Inc.*...................    1,529,576
    131,600       Remington Oil & Gas Corp.*...................    2,026,640
    166,600       Vintage Petroleum, Inc.......................    1,599,360
    173,050       XTO Energy, Inc..............................    4,161,852
                                                                ------------
                                                                  36,446,312
                                                                ------------

                  UTILITIES - 5.94%

     90,350       American States Water Co.....................    2,421,380
    163,850       Atmos Energy Corp............................    3,604,700
     99,650       Cascade Natural Gas Corp.....................    1,922,249
    116,700       Great Plains Energy, Inc.....................    2,631,585
    125,300       Idacorp, Inc.................................    3,259,053
    130,750       New Jersey Resources Corp....................    4,129,085
    146,700       Northwest Natural Gas Co.....................    4,398,066
    194,300       NUI Corp.....................................    2,417,092
     94,575       Philadelphia Suburban Corp...................    2,032,417
    100,500       South Jersey Industries, Inc.................    3,208,965
    276,500       Southwest Gas Corp...........................    6,215,720
                                                                ------------
                                                                  36,240,312
                                                                ------------

                  COMMUNICATIONS - 4.90%

    165,550       ADVO, Inc.*..................................    5,022,787
    225,600       APAC Customer Services, Inc.*................      570,768
    148,400       CT Communications, Inc.......................    2,114,700
    322,300       General Communication, Inc., Class A* .......    1,495,472
    285,800       Hypercom Corp.*..............................      628,760
    227,500       Journal Register Co.*........................    4,201,925


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    262,400       MasTec, Inc.*................................  $   679,616
    324,600       NMS Communications Corp.*....................      376,536
    426,500       Performance Technologies, Inc.*..............    1,441,570
    223,200       ProQuest Co.*................................    4,323,384
    122,200       Pulitzer, Inc................................    5,682,300
    168,100       Sinclair Broadcast Group, Inc.*..............    1,988,623
    137,400       Young Broadcasting, Inc., Class A* ..........    1,374,000
                                                                ------------
                                                                  29,900,441
                                                                ------------

                  BASIC MATERIALS - 4.88%

    112,400       Albemarle Corp...............................    3,160,688
    198,200       Buckeye Technologies, Inc.*..................    1,236,768
    114,400       Fuller (H.B.) Co.............................    3,256,968
    141,600       Glatfelter...................................    1,707,696
    194,800       Longview Fibre Co............................    1,324,640
    200,000       Louisiana-Pacific Corp.*.....................    1,348,000
    271,600       MacDermid, Inc...............................    5,453,728
    161,900       Olin Corp....................................    2,632,494
    103,700       Rayonier, Inc................................    4,374,066
    145,300       Reliance Steel & Aluminum Co.................    3,044,035
    122,200       Spartech Corp................................    2,230,150
                                                                ------------
                                                                  29,769,233
                                                                ------------
                  TOTAL COMMON STOCKS .........................  568,310,721
                                                                ------------
                  (Cost $650,572,095)

CONVERTIBLE PREFERRED STOCKS - 0.91%

    105,700       Exco Resources, Inc., 5.00%..................    1,831,253
    137,000       United Fire & Casualty Co.
                  Series A, 6.38%   ...........................    3,697,630
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS ..........    5,528,883
                                                                ------------
                  (Cost $5,644,700)



   PAR VALUE                                                        VALUE
   ----------                                                    ----------

REPURCHASE AGREEMENT - 5.71%

$34,841,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $34,842,829
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $9,406,447
                  Market Value $9,600,362)..................... $ 34,841,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   34,841,000
                                                                ------------
                  (Cost $34,841,000)

TOTAL INVESTMENTS - 99.75%.....................................  608,680,604
                                                                ------------
(Cost $691,057,795)

NET OTHER ASSETS AND LIABILITIES - 0.25%.......................    1,522,291
                                                                ------------

NET ASSETS - 100.00%........................................... $610,202,895
                                                                ============

-----------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 95.59%

                  CONSUMER STAPLES - 29.13%

     39,500       Accredo Health, Inc.*........................ $  1,828,060
    175,900       American Healthways, Inc.*...................    3,456,435
     91,400       American Italian Pasta Co., Class A* ........    3,148,730
    156,700       American Medical Systems Holdings, Inc.* ....    2,192,233
     83,700       American Pharmaceutical Partners, Inc.* .....    1,674,000
     49,800       Arbitron, Inc.*..............................    1,700,670
     94,200       Atrix Labs, Inc.*............................    1,722,070
     60,800       Cell Genesys, Inc.*..........................      636,576
     86,670       Charles River Associates, Inc.*..............    1,358,119
     63,600       Constellation Brands, Inc., Class A* ........    1,610,988
    107,900       Corporate Executives Board Co.*..............    3,581,201
     73,100       CV Therapeutics, Inc.*.......................    1,754,400
     25,010       Education Management, Corp.*.................      917,867
    222,400       Endocare, Inc.*..............................      629,614
    134,400       Enzon, Inc.*.................................    2,607,360
    206,800       First Horizon Pharmaceutical Corp.* .........      758,956
     85,060       FirstService Corp.*..........................    1,494,504
     50,950       Haemonetics Corp.*...........................    1,080,649
    356,300       Hooper Holmes, Inc...........................    2,369,395
     44,700       IDEXX Laboratories, Inc.*....................    1,542,150
    282,600       Integra LifeSciences Holdings Corp.* ........    3,905,532
     47,800       InterMune, Inc.*.............................    1,755,694
    148,490       Isis Pharmaceuticals, Inc.*..................    1,449,262
     68,300       Jarden Corp.*................................    1,634,419
     78,600       Kroll, Inc.*.................................    1,531,128
     39,870       LifePoint Hospitals, Inc.*...................    1,249,924
     97,600       Ligand Pharmaceuticals, Inc., Class B* ......      642,208
     76,500       Neopharm, Inc.*..............................    1,179,630
     49,300       Neurocrine Biosciences, Inc.*................    2,213,570
    128,600       Noven Pharmaceuticals, Inc.*.................    1,647,366
     72,300       Pain Therapeutics, Inc.*.....................      281,247
    107,900       Performance Food Group Co.*..................    4,012,801
    135,800       Province Healthcare Co.*.....................    1,772,190
     67,700       Respironics, Inc.*...........................    2,162,338
    127,900       Salix Pharmaceuticals, Ltd.*.................    1,048,780
     38,800       Scotts (The) Co., Class A*...................    1,846,880
    168,000       SICOR, Inc.*.................................    2,501,520
     53,000       SonoSite, Inc.*..............................      782,227
     61,800       SOURCECORP, Inc.*............................    1,417,074
    127,000       Sylvan Learning Systems, Inc.*...............    1,939,290
     65,900       Taro Pharmaceutical Industries, Ltd.* .......    2,290,025
    190,000       Telik, Inc.*.................................    2,802,500
    187,674       Thoratec Corp.*..............................    1,670,299
     84,400       Transkaryotic Therapies, Inc.*...............      982,416
    125,800       Wright Medical Group, Inc.*..................    2,165,144
     55,700       Zoll Medical Corp.*..........................    1,807,465
                                                                ------------
                                                                  82,754,906
                                                                ------------

                  CONSUMER CYCLICAL - 16.90%

     56,600       AFC Enterprises, Inc.*.......................    1,048,232
    506,450       American Classic Voyages Co.*................        2,532
     77,200       Ameristar Casinos, Inc.*.....................    1,003,523
     83,200       Bally Total Fitness Holding Corp.* ..........      565,760
     26,500       Beazer Homes USA, Inc.*......................    1,741,845
    232,000       Charming Shoppes, Inc.*......................    1,067,200


     SHARES                                                        VALUE
   ----------                                                    ----------
                  CONSUMER CYCLICAL (CONTINUED)

     66,600       Cost Plus, Inc.*.............................  $ 1,924,807
    163,700       Daisytek International Corp.*................    1,393,087
    187,600       Electronics Boutique Holdings Corp.* ........    4,727,708
    168,500       Extended Stay America, Inc.*.................    2,106,250
    112,500       Gart Sports Co.*.............................    2,094,750
    135,000       HOT Topic, Inc.*.............................    2,632,500
     26,000       Meritage, Corp.*.............................    1,040,000
    100,500       Mothers Work, Inc.*..........................    3,621,015
     73,400       Panera Bread Co., Class A*...................    2,385,500
    115,400       Petco Animal Supplies, Inc.*.................    2,891,924
     46,600       P.F. Chang's China Bistro, Inc.*.............    1,607,700
     27,900       Polaris Industries, Inc......................    1,757,421
     25,900       ScanSource, Inc.*............................    1,556,590
    222,700       Scientific Games Corp., Class A*.............    1,696,974
     14,000       SkyWest, Inc.................................      212,394
     84,200       Sonic Corp.*.................................    1,959,334
    158,100       Station Casinos, Inc.*.......................    2,844,219
    101,400       Too, Inc.*...................................    2,565,420
     79,400       United Stationers, Inc.*.....................    2,360,562
     74,000       Watsco, Inc..................................    1,184,000
                                                                ------------
                                                                  47,991,247
                                                                ------------

                  INDUSTRIAL - 15.07%

    115,400       Applied Films Corp.*.........................    1,636,372
    116,100       Armor Holdings, Inc.*........................    1,777,491
    483,500       Crown Cork & Seal Co., Inc...................    3,094,400
     63,575       CUNO, Inc.*..................................    1,975,911
    107,000       Cymer, Inc.*.................................    2,687,840
     31,600       DRS Technologies, Inc.*......................    1,047,224
    144,700       DSP Group, Inc.*.............................    2,069,355
    136,000       Genesee & Wyoming, Inc., Class A* ...........    2,978,400
     59,925       Graco, Inc...................................    1,638,949
    154,358       Heartland Express, Inc.*.....................    3,030,048
    327,827       HEICO Corp., Class A.........................    2,478,372
     65,300       Integrated Defense Technologies, Inc.* ......      916,159
     92,700       Itron, Inc.*.................................    2,029,203
    132,000       Maverick Tube Corp.*.........................    1,683,000
    123,900       Methode Electronics, Inc., Class A ..........    1,138,641
     98,800       MTC Technologies, Inc.*......................    2,419,612
    197,400       NS Group, Inc.*..............................    1,184,400
     51,700       Planar Systems, Inc.*........................      949,729
     64,700       Stericycle, Inc.*............................    2,154,510
     29,900       Triumph Group, Inc. *........................      736,138
     91,500       UTI Worldwide, Inc...........................    2,133,780
     83,200       Waste Connections, Inc.*.....................    3,043,456
                                                                ------------
                                                                  42,802,990
                                                                ------------

                  TECHNOLOGY - 13.45%

     57,800       Activision, Inc.*............................    1,184,900
     28,400       Anteon International Corp.*..................      653,200
    842,400       Atmel Corp.*.................................    1,406,808
    153,200       ATMI, Inc.*..................................    2,817,348
     35,900       BARRA, Inc.*.................................    1,288,451
     25,300       Cerner Corp.*................................      900,933
    450,600       Entegris, Inc.*..............................    3,879,666
     34,030       FactSet Research Systems, Inc................      930,720


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  TECHNOLOGY (CONTINUED)

     46,400       Fidelity National Information
                  Solutions, Inc.*  ........................... $    888,096
    169,100       Genesis Microchip, Inc.*.....................    1,981,852
     98,000       Henry (Jack) & Associates, Inc...............    1,007,342
     99,000       Hyperion Solutions Corp.*....................    2,673,000
     87,500       InterCept, Inc.*.............................    1,383,375
    107,700       Intersil Corp., Class A*.....................    1,829,823
     62,800       JDA Software Group, Inc.*....................      549,500
     99,500       Mercury Interactive Corp.*...................    2,623,815
     54,030       National Instruments Corp.*..................    1,550,121
    115,200       O2Micro International, Ltd.*.................      988,301
     79,400       Photon Dynamics, Inc.*.......................    1,703,924
    175,000       Photronics, Inc.*............................    2,124,500
    120,220       Pioneer Standard Electronics, Inc. ..........      841,540
     99,000       Power Intergrations, Inc.*...................    1,746,360
     86,500       Precise Software Solutions, Ltd.* ...........    1,003,400
    342,870       Secure Computing Corp.*......................    1,416,053
     79,600       SPSS, Inc.*..................................      845,352
                                                                ------------
                                                                  38,218,380
                                                                ------------

                  ENERGY - 8.47%

     69,200       Arch Coal, Inc...............................    1,201,312
     91,700       Brown (Tom), Inc.*...........................    2,191,630
     53,100       Evergreen Resources, Inc.*...................    2,184,003
    197,600       Global Industries, Ltd.*.....................      790,400
    195,000       Key Energy Services, Inc.*...................    1,741,350
     97,900       Patterson-UTI Energy, Inc.*..................    2,831,268
     44,200       Peabody Energy Corp..........................    1,138,150
    136,600       Remington Oil & Gas Corp.*...................    2,103,640
    124,400       Spinnaker Exploration Co.*...................    2,394,700
     82,620       St. Mary Land & Exploration Co...............    2,093,591
     52,600       Superior Energy Services, Inc.*..............      430,794
    238,700       Ultra Petroleum Corp.*.......................    1,964,501
     59,500       Western Gas Resources, Inc...................    1,970,045
     42,500       XTO Energy, Inc..............................    1,022,125
                                                                ------------
                                                                  24,057,509
                                                                ------------

                  FINANCE - 7.41%

     71,800       Boston Private Financial Holdings, Inc.          1,321,838
     82,700       Brown & Brown, Inc...........................    2,514,080
     83,400       East-West Bancorp, Inc.......................    2,877,300
     70,900       Hilb, Rogal & Hamilton Co....................    2,906,900
     66,700       Philadelphia Consolidated Holding Corp.* ....    2,235,784
      9,400       Platinum Underwriters Holdings, Ltd.* .......      235,940
     76,000       Prosperity Bancshares, Inc...................    1,426,520
     45,500       UCBH Holdings, Inc...........................    1,905,995
     83,100       W Holding Co., Inc...........................    1,476,687
     65,400       Webster Financial Corp.......................    2,119,614
     47,800       Westamerica Bancorp..........................    2,030,544
                                                                ------------
                                                                  21,051,202
                                                                ------------

                  COMMUNICATIONS - 5.16%

     52,100       Avocent Corp.*...............................    1,042,000
    105,300       FreeMarkets, Inc.*...........................      756,054
    111,600       Lin TV Corp., Class A*.......................    2,302,308



     SHARES                                                        VALUE
   ----------                                                    ----------

                  COMMUNICATIONS (CONTINUED)

    184,800       MatrixOne, Inc.*.............................  $   486,024
    266,200       Radio One, Inc., Class D*....................    4,440,216
     98,300       SafeNet, Inc.*...............................    1,636,695
    166,200       TriZetto Group, Inc.*........................    1,011,992
    179,100       webMethods, Inc.*............................    1,294,893
     83,700       Websense, Inc.*..............................    1,689,903
                                                                ------------
                                                                  14,660,085
                                                                ------------
                  TOTAL COMMON STOCKS .........................  271,536,319
                                                                ------------
                  (Cost $301,072,513)

   PAR VALUE
   ----------

REPURCHASE AGREEMENT - 4.19%

$11,889,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $11,889,624
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $11,884,511
                  Market Value $12,129,512)....................   11,889,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................   11,889,000
                                                                ------------
                  (Cost $11,889,000)

TOTAL INVESTMENTS - 99.78%.....................................  283,425,319
                                                                ------------
(Cost $312,961,513)

NET OTHER ASSETS AND LIABILITIES - 0.22%.......................      636,767
                                                                ------------

NET ASSETS - 100.00%........................................... $284,062,086
                                                                ============

---------------------------------------
*      Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

COMMON STOCKS - 99.97%

                  AUSTRALIA - 3.13%

  1,515,341       BHP Billiton, Ltd............................ $  8,149,795
    108,800       CSL, Ltd.....................................    1,068,845
  1,511,100       Foster's Group, Ltd..........................    3,983,817
                                                                ------------
                                                                  13,202,457
                                                                ------------

                  BRAZIL - 0.00%

      2,000       Companhia Vale de Rio Doce...................            0
                                                                ------------

                  DENMARK - 1.03%

    272,700       Danske Bank A/S..............................    4,342,449
                                                                ------------

                  FINLAND - 0.92%

    135,253       Stora Enso Oyj, Class R......................    1,406,416
     75,900       UPM-Kymmene Oyj..............................    2,461,674
                                                                ------------
                                                                   3,868,090
                                                                ------------

                  FRANCE - 8.95%

    138,846       Accor SA.....................................    4,929,468
     76,308       Aventis SA...................................    4,568,187
    164,500       JC Decaux SA.................................    1,767,556
     17,000       L'Air Liquide SA.............................    2,178,516
     32,300       L'Oreal SA...................................    2,405,459
    116,144       Sanofi-Synthelabo SA.........................    7,102,501
    163,711       Schneider Electric SA........................    7,587,545
     52,567       TotalFinaElf SA..............................    7,241,322
                                                                ------------
                                                                  37,780,554
                                                                ------------

                  GERMANY - 1.38%

    128,600       Schering AG..................................    5,843,081
                                                                ------------

                  HONG KONG - 2.94%

  2,677,500       China Mobile, Ltd.*..........................    6,574,364
  1,558,000       Hong Kong and China Gas Co., Ltd. ...........    2,047,608
    614,200       Hutchison Whampoa, Ltd.......................    3,780,129
                                                                ------------
                                                                  12,402,101
                                                                ------------

                  INDIA - 0.88%

    117,900       Dr. Reddy's Laboratories, Ltd., ADR .........    1,709,550
    165,000       Ranbaxy Laboratories, Ltd., GDR..............    1,996,500
                                                                ------------
                                                                   3,706,050
                                                                ------------

                  IRELAND - 2.13%

    600,000       Bank of Ireland..............................    6,654,981
    195,300       Irish Life & Permanent Plc...................    2,320,925
                                                                ------------
                                                                   8,975,906
                                                                ------------


     SHARES                                                        VALUE
   ----------                                                    ----------

                  ISRAEL - 2.12%

    139,800       Check Point Software Technologies, Ltd.* .... $  1,927,842
     90,800       Teva Pharmaceutical Industries, Ltd., ADR ...    7,030,644
                                                                ------------
                                                                   8,958,486
                                                                ------------

                  ITALY - 5.98%

  1,180,000       Autostrade - Concessioni e Costruzioni
                  Autostrade SpA...............................    9,757,668
    571,381       ENI SpA......................................    7,933,254
  2,014,500       UniCredito Italiano SpA......................    7,581,033
                                                                ------------
                                                                  25,271,955
                                                                ------------

                  JAPAN - 22.15%

     43,200       Aeon Credit Service Co., Ltd.................    1,491,648
    293,000       CANON, Inc...................................   10,810,564
    180,300       Honda Motor Co., Ltd.........................    6,461,042
    103,000       KAO Corp.....................................    2,354,168
     28,900       Keyence Corp.................................    4,784,186
    411,000       Marui Co., Ltd...............................    3,817,916
    662,000       Matsushita Electric Industrial Co., Ltd. ....    6,938,495
     41,000       Murata Manufacturing Co., Ltd................    1,937,781
    669,000       Nissan Motor Co., Ltd........................    5,138,756
      1,053       NTT Docomo, Inc..............................    1,942,581
    143,700       Pioneer Corp.................................    2,451,576
    139,000       Ricoh Co., Ltd...............................    2,484,856
     69,690       Rohm Co., Ltd................................    8,777,658
    103,500       Secom Co., Ltd...............................    3,658,226
    274,000       Seven-Eleven Japan Co., Ltd..................    7,738,717
     70,700       Shimamura Co., Ltd...........................    4,524,575
    232,500       Shin-Etsu Chemical Co., Ltd..................    7,173,928
     24,700       SMC Corp.....................................    1,955,739
    110,000       Takeda Chemical Industries, Ltd..............    4,570,385
    112,200       Tokyo Electron, Ltd..........................    4,524,411
                                                                ------------
                                                                  93,537,208
                                                                ------------
                  MEXICO - 2.76%

  4,577,000       Grupo Financiero BBVA Bancomer*.. ...........    3,607,235
  3,228,000       Wal-Mart de Mexico SA de CV, Series V .......    8,061,485
                                                                ------------
                                                                  11,668,720
                                                                ------------

                  NETHERLANDS - 6.38%

     51,689       Gucci Group NV, New York Registered
                  Shares*......................................    4,670,101
     99,046       Heineken NV..................................    3,979,417
    221,721       Koninklijke (Royal) Philips Electronics NV ..    3,974,321
    126,518       Unilever NV..................................    8,112,779
    231,913       VNU NV.......................................    6,226,330
                                                                ------------
                                                                  26,962,948
                                                                ------------

                  SOUTH KOREA - 5.95%

     74,039       Kookmin Bank, ADR............................    2,395,162
     44,890       Pacific Corp.................................    4,531,511


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002

     SHARES                                                        VALUE
   ----------                                                    ----------

                  SOUTH KOREA (CONTINUED)

     35,691       Samsung Electronics Co., Ltd................. $ 10,105,694
     22,800       Shinsegae Co., Ltd...........................    3,078,145
    249,287       SK Telecom Co., Ltd., ADR....................    5,003,190
                                                                ------------
                                                                  25,113,702
                                                                ------------

                  SPAIN - 4.55%

    434,500       Amadeus Global Travel Distribution SA,
                  Class A......................................    2,142,874
    121,200       Banco Popular Espanol SA.....................    5,189,982
     95,000       Industria de Diseno Textil SA................    2,135,635
  1,025,642       Telefonica SA*...............................    9,730,583
                                                                ------------
                                                                  19,199,074
                                                                ------------

                  SWITZERLAND - 3.57%

     11,200       Givaudan SA, Registered......................    4,688,827
     30,350       Nestle SA, Registered........................    6,507,140
    101,640       Novartis AG, Registered......................    3,876,420
                                                                ------------
                                                                  15,072,387
                                                                ------------

                  TAIWAN - 0.57%

    306,298       Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR*................    2,395,250
                                                                ------------

                  THAILAND - 1.79%

    452,700       Big C Supercenter PCL, Receipt*..............      213,411
  1,605,800       Land & House PCL, Receipt....................    2,671,780
    107,900       Siam Cement PCL, Receipt.....................    2,428,606
  3,656,200       Siam Commercial Bank PCL*....................    2,238,991
                                                                ------------
                                                                   7,552,788
                                                                ------------

                  UNITED KINGDOM - 22.79%

    643,399       BAA Plc......................................    5,742,655
    331,100       Barclays Plc.................................    2,289,592
    936,600       BP Plc.......................................    6,007,789
    516,600       British Sky Broadcasting Group Plc* .........    4,877,624
    553,800       Capita Group Plc.............................    1,940,786
    625,700       Diageo Plc...................................    7,053,048
    543,484       GlaxoSmithKline Plc..........................   10,373,451
    272,533       Imperial Tobacco Group Plc...................    4,263,790
  1,595,338       Kingfisher Plc...............................    5,578,365
  1,244,944       Marks & Spencer Group Plc....................    7,289,342
    207,800       Reckitt Benckiser Plc........................    3,771,206
    533,476       Reed Elsevier Plc............................    4,711,460
    356,745       Royal Bank of Scotland Group Plc.............    8,394,260
    387,200       Shire Pharmaceuticals Group Plc..............    3,119,746
  1,266,092       Smith & Nephew Plc...........................    7,527,063
    437,598       Standard Chartered Plc.......................    5,093,601
  1,070,200       Tesco Plc....................................    3,319,364
  3,019,500       Vodafone Group Plc...........................    4,853,930
                                                                ------------
                                                                  96,207,072
                                                                ------------
                  TOTAL COMMON STOCKS .........................  422,060,278
                                                                ------------
                  (Cost $471,946,417)

   PAR VALUE                                                        VALUE
   ----------                                                    ----------


REPURCHASE AGREEMENT - 1.39%

$ 5,853,000       Repurchase Agreement with:
                  Salomon Smith Barney, Inc.
                  1.89%, Due 11/01/2002, dated 10/31/2002
                  Repurchase Price $5,853,307
                  (Collateralized by U.S. Treasury Bill,
                  Bonds & Agency Obligations, 3.38% - 7.88%
                  Due 05/01/2003 - 05/15/2030;
                  Total Par $5,850,790
                  Market Value $5,971,405)..................... $  5,853,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT ..................    5,853,000
                                                                ------------
                  (Cost $5,853,000)

TOTAL INVESTMENTS - 101.36%....................................  427,913,278
                                                                ------------
(Cost $477,799,417)

NET OTHER ASSETS AND LIABILITIES - (1.36)%.....................   (5,724,019)
                                                                ------------

NET ASSETS - 100.00%........................................... $422,189,259
                                                                ============

-------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
PCL    Public Company Limited

                     INDUSTRY CONCENTRATION OF COMMON STOCKS
                         AS A PERCENTAGE OF NET ASSETS:

Consumer Staples                        24.48%
Consumer Cyclical                       22.82
Finance                                 12.68
Industrial                              11.65
Communications                          10.62
Technology                               7.63
Energy                                   4.08
Basic Materials                          3.71
Utilities                                2.30
                                        -----
Total                                   99.97%
                                        =====


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
     776,757       EURO     11/01/02    $ 769,650      $ 4,544
   7,662,149        THB     11/01/02      176,954          (42)
   6,956,421        THB     11/04/02      160,654          294
   7,074,673        THB     11/04/02      163,385          299
  12,781,677        THB     11/05/02      295,185          (73)
                                       ---------    ----------
                                      $ 1,565,828      $ 5,022
                                       =========    ==========

--------------------------------------------
EURO    European Monetary Unit
THB     Thai Baht

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

-------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

                                                  ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY   EQUITY VALUE
                                                        FUND            FUND          INCOME FUND        FUND             FUND
                                                   -------------   --------------   -------------   --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost........................   $ 442,264,786    $ 211,833,778   $ 568,403,195    $  31,745,419   $ 318,073,486
     Repurchase agreement.......................      14,525,000        2,227,000      13,307,000        1,188,000      12,008,000
     Net unrealized appreciation (depreciation).     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)    (17,938,300)
                                                   -------------   --------------   -------------   --------------   -------------
       Total investments at value...............     434,695,108      184,233,334     552,373,466       28,796,696     312,143,186
   Cash and foreign currency*...................             738              765             668              583              18
   Unrealized appreciation on open forward
     foreign currency contracts.................              --               --              --               --              --
   Receivable for investments sold..............         992,750        2,011,737              --          498,985      43,703,897
   Receivable for shares sold...................         149,048           59,938         575,795           77,106         638,219
   Interest and dividends receivables...........       2,097,127          513,825         773,439           59,792         138,081
   Tax reclaim receivable.......................              --               --              --               --              --
   Deferred organizational expense (Note 2).....              --               --              --            1,145              --
                                                   -------------   --------------   -------------   --------------   -------------
     Total Assets...............................     437,934,771      186,819,599     553,723,368       29,434,307     356,623,401
                                                   -------------   --------------   -------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased............       1,007,403        4,576,922              --          770,370      47,953,411
   Payable to custodian.........................              --               --              --               --              --
   Payable for shares repurchased...............         704,615          779,519         808,430           55,249         509,959
   Payable to Fleet and affiliates (Note 3).....         469,055          169,782         512,139           17,737         305,251
   Trustees' fees and expenses payable (Note 3).          17,937            9,325          19,385            2,023          14,787
   Accrued expenses and other payables..........         145,555           57,111         140,422           21,682          96,577
                                                   -------------   --------------   -------------   --------------   -------------
     Total Liabilities..........................       2,344,565        5,592,659       1,480,376          867,061      48,879,985
                                                   -------------   --------------   -------------   --------------   -------------
NET ASSETS......................................   $ 435,590,206    $ 181,226,940   $ 552,242,992    $  28,567,246   $ 307,743,416
                                                   =============   ==============   =============   ==============   =============


                                                        LARGE CAP      EQUITY GROWTH     LARGE CAP         GROWTH
                                                       VALUE FUND          FUND         GROWTH FUND        FUND II
                                                     --------------   -------------    --------------   -------------

ASSETS:
   Investments (Note 2):
     Investments at cost.........................    $   88,642,487   $  971,790,193   $  105,547,797   $  51,642,990
     Repurchase agreement........................                --       51,234,000       13,124,000       9,410,000
     Net unrealized appreciation (depreciation)..         3,407,681      (19,271,525)     (11,797,445)     (1,007,191)
                                                     --------------   --------------   --------------   -------------
       Total investments at value................        92,050,168    1,003,752,668      106,874,352      60,045,799
   Cash and foreign currency*....................                --              439              915              --
   Unrealized appreciation on open forward
     foreign currency contracts..................                --               --               --              --
   Receivable for investments sold...............                --        5,590,992               --          17,897
   Receivable for shares sold....................            24,513        1,677,428           85,766           2,118
   Interest and dividends receivables............           149,301        1,262,808           86,774          27,444
   Tax reclaim receivable........................                --               --               --              --
   Deferred organizational expense (Note 2)......                --               --               --              --
                                                     --------------   --------------   --------------   -------------
     Total Assets................................        92,223,982    1,012,284,335      107,047,807      60,093,258
                                                     --------------   --------------   --------------   -------------

LIABILITIES:
   Payable for investments purchased.............                --        5,351,803               --       1,193,955
   Payable to custodian..........................         1,696,527               --               --          10,967
   Payable for shares repurchased................           418,975        2,907,099          269,334         199,961
   Payable to Fleet and affiliates (Note 3)......            87,145          836,065           97,260          59,463
   Trustees' fees and expenses payable (Note 3)..               875           41,394              950           1,092
   Accrued expenses and other payables...........            34,066          234,986           41,508          36,668
                                                     --------------   --------------   --------------   -------------
     Total Liabilities...........................         2,237,588        9,371,347          409,052       1,502,106
                                                     --------------   --------------   --------------   -------------
NET ASSETS.......................................    $   89,986,394   $1,002,912,988   $  106,638,755   $  58,591,152
                                                     ==============   ==============   ==============   =============




                                                         SMALL CAP      SMALL COMPANY   INTERNATIONAL
                                                         VALUE FUND      EQUITY FUND     EQUITY FUND
                                                       --------------   -------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at cost.........................      $  656,216,795   $  301,072,513   $  471,946,417
     Repurchase agreement........................          34,841,000       11,889,000        5,853,000
     Net unrealized appreciation (depreciation)..         (82,377,191)     (29,536,194)     (49,886,139)
                                                       --------------   --------------   --------------
       Total investments at value................         608,680,604      283,425,319      427,913,278
   Cash and foreign currency*....................                  --              282          241,869
   Unrealized appreciation on open forward
     foreign currency contracts..................                  --               --            5,022
   Receivable for investments sold...............           2,496,216        4,910,748               --
   Receivable for shares sold....................           3,791,885        1,938,364        2,335,746
   Interest and dividends receivables............             254,553           53,333          707,973
   Tax reclaim receivable........................                  --               --          660,654
   Deferred organizational expense (Note 2)......                  --               --               --
                                                       --------------   --------------   --------------
     Total Assets................................         615,223,258      290,328,046      431,864,542
                                                       --------------   --------------   --------------

LIABILITIES:
   Payable for investments purchased.............             928,496        3,350,287        1,971,334
   Payable to custodian..........................                  15               --               --
   Payable for shares repurchased................           3,506,486        2,578,671        7,282,867
   Payable to Fleet and affiliates (Note 3)......             493,194          253,124          316,616
   Trustees' fees and expenses payable (Note 3)..              11,885           13,323           15,859
   Accrued expenses and other payables...........              80,287           70,555           88,607
                                                       --------------   --------------   --------------
     Total Liabilities...........................           5,020,363        6,265,960        9,675,283
                                                       --------------   --------------   --------------
NET ASSETS.......................................      $  610,202,895   $  284,062,086   $  422,189,259
                                                       ==============   ==============   ==============

-----------------------------------------------------------------------
* Cost and market value of foreign currency is $689 and $698, respectively, for the International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      54-55

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2002

                                                                 ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                       FUND            FUND          INCOME FUND        FUND
                                                                  -------------   --------------   -------------   --------------

NET ASSETS CONSIST OF:
   Par value (Note 5)..........................................   $      33,861    $      18,237   $      54,834   $        3,346
   Paid-in capital in excess of par value......................     484,842,913      231,135,186     584,254,701       34,818,425
   Undistributed (overdistributed) net investment income ......       1,115,554          445,761         319,232           32,838
   Accumulated net realized gain (loss) on investments sold ...     (28,307,444)     (20,544,800)     (3,049,046)      (2,150,640)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........     (22,094,678)     (29,827,444)    (29,336,729)      (4,136,723)
                                                                  -------------   --------------   -------------   --------------
TOTAL NET ASSETS...............................................   $ 435,590,206   $  181,226,940   $ 552,242,992   $   28,567,246
                                                                  =============   ==============   =============   ==============
Retail A Shares:
   Net Assets..................................................   $ 198,153,707   $   97,461,943   $ 180,269,346   $    6,578,110
   Shares of beneficial interest outstanding...................      15,395,458        9,804,996      17,934,124          769,853
   NET ASSET VALUE and redemption price per share .............   $       12.87   $         9.94   $       10.05   $         8.54
   Sales charge - 5.75% of offering price......................            0.79             0.61            0.61             0.52
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.66   $        10.55   $       10.66   $         9.06
                                                                  =============   ==============   =============   ==============
Retail B Shares:
   Net Assets..................................................   $  73,183,385   $   9,565,050    $  31,406,565   $    2,093,096
   Shares of beneficial interest outstanding...................       5,698,219          981,679       3,196,973          250,352
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.84   $        9.74    $        9.82   $         8.36
                                                                  =============   ==============   =============   ==============
Trust Shares:
   Net Assets..................................................   $ 163,934,204   $   74,199,947   $ 340,496,456   $   19,896,040
   Shares of beneficial interest outstanding...................      12,742,571        7,450,006      33,695,429        2,325,436
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................   $       12.87   $         9.96   $       10.11   $         8.56
                                                                  =============   ==============   =============   ==============
Prime A Shares:
   Net Assets..................................................   $      42,547   $           --   $      15,203   $           --
   Shares of beneficial interest outstanding...................           3,308               --           1,508               --
   NET ASSET VALUE and redemption price per share .............   $       12.86   $           --   $       10.08   $           --
   Sales charge - 5.50% of offering price......................            0.75               --            0.59               --
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share............................   $       13.61   $           --   $       10.67   $           --
                                                                  =============   ==============   =============   ==============
Prime B Shares:
   Net Assets..................................................   $     276,363   $           --   $      55,422   $           --
   Shares of beneficial interest outstanding...................          21,507               --           5,596               --
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*...............   $       12.85   $           --   $        9.90   $           --
                                                                  =============   ==============   =============   ==============



                                                                 EQUITY VALUE       LARGE CAP      EQUITY GROWTH      LARGE CAP
                                                                     FUND          VALUE FUND          FUND          GROWTH FUND
                                                                -------------    --------------   -------------    --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $      31,880    $        8,777   $       62,176   $       17,766
   Paid-in capital in excess of par value......................   396,812,995        77,832,146    1,163,918,405      189,846,811
   Undistributed (overdistributed) net investment income ......        (8,463)           50,063        1,807,369             (437)
   Accumulated net realized gain (loss) on investments sold ...   (71,154,696)        8,687,727     (143,603,437)     (71,427,940)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........   (17,938,300)        3,407,681      (19,271,525)     (11,797,445)
                                                                -------------    --------------   --------------   --------------
TOTAL NET ASSETS............................................... $ 307,743,416    $   89,986,394   $1,002,912,988   $  106,638,755
                                                                =============    ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $ 123,084,941    $    6,482,793   $  239,278,642   $    3,000,388
   Shares of beneficial interest outstanding...................    12,842,931           631,272       14,974,985          506,936
   NET ASSET VALUE and redemption price per share ............. $        9.58    $        10.27   $        15.98   $         5.92
   Sales charge - 5.75% of offering price......................          0.58              0.63             0.97             0.36
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $       10.16    $        10.90   $        16.95   $         6.28
                                                                =============    ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $  16,790,981    $   12,490,138   $   64,156,211   $   14,240,632
   Shares of beneficial interest outstanding...................     1,823,031         1,247,476        4,245,150        2,516,805
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        9.21    $        10.01   $        15.11   $         5.66
                                                                =============    ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $ 167,867,494    $   71,013,463   $  699,214,730   $   89,397,735
   Shares of beneficial interest outstanding...................    17,214,143         6,898,414       42,938,822       14,741,882
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        9.75    $        10.29   $        16.28   $         6.06
                                                                =============    ==============   ==============   ==============
Prime A Shares:
   Net Assets.................................................. $          --               N/A   $       56,357              N/A
   Shares of beneficial interest outstanding...................            --               N/A            3,509              N/A
   NET ASSET VALUE and redemption price per share ............. $          --               N/A   $        16.06              N/A
   Sales charge - 5.50% of offering price......................            --               N/A             0.93              N/A
                                                                -------------    --------------   --------------   --------------
   Maximum offering price per share............................ $          --               N/A   $        16.99              N/A
                                                                =============    ==============   ==============   ==============
Prime B Shares:
   Net Assets.................................................. $          --               N/A   $      207,048              N/A
   Shares of beneficial interest outstanding...................            --               N/A           13,299              N/A
                                                                -------------    --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $          --               N/A   $        15.57              N/A
                                                                =============    ==============   ==============   ==============



                                                                    GROWTH        SMALL CAP       SMALL COMPANY   INTERNATIONAL
                                                                    FUND II       VALUE FUND       EQUITY FUND     EQUITY FUND
                                                                -------------   --------------   -------------   --------------
NET ASSETS CONSIST OF:
   Par value (Note 5).......................................... $       7,966   $       48,043   $       24,416   $       44,859
   Paid-in capital in excess of par value......................    63,573,343      660,688,835      415,039,057      797,786,086
   Undistributed (overdistributed) net investment income ......          (755)          80,108           (7,647)       4,356,476
   Accumulated net realized gain (loss) on investments sold ...    (3,982,233)      31,763,100     (101,457,546)    (330,162,036)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts ..........   (1,007,169)      (82,377,191)     (29,536,194)     (49,836,126)
                                                                -------------   --------------   --------------   --------------
TOTAL NET ASSETS............................................... $  58,591,152   $  610,202,895   $  284,062,086   $  422,189,259
                                                                =============   ==============   ==============   ==============
Retail A Shares:
   Net Assets.................................................. $  27,016,250   $  115,467,941   $   57,537,226   $   43,095,134
   Shares of beneficial interest outstanding...................     3,692,137        9,198,976        5,123,038        4,661,489
   NET ASSET VALUE and redemption price per share ............. $        7.32   $        12.55   $        11.23   $         9.24
   Sales charge - 5.75% of offering price......................          0.45             0.77             0.69             0.56
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................ $        7.77   $        13.32   $        11.92   $         9.80
                                                                =============   ==============   ==============   ==============
Retail B Shares:
   Net Assets.................................................. $     787,216   $    9,045,530   $    9,147,933   $    4,913,328
   Shares of beneficial interest outstanding...................       109,567          740,173          858,983          536,213
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*............... $        7.18   $        12.22   $        10.65   $         9.16
                                                                =============   ==============   ==============   ==============
Trust Shares:
   Net Assets.................................................. $  30,787,686   $  485,197,258   $  217,376,927   $  374,118,890
   Shares of beneficial interest outstanding...................     4,164,759       38,063,865       18,434,003       39,654,810
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share................................ $        7.39   $        12.75   $        11.79   $         9.43
                                                                =============   ==============   ==============   ==============
Prime A Shares:
   Net Assets..................................................           N/A   $      209,739   $           --   $        7,637
   Shares of beneficial interest outstanding...................           N/A           16,589               --              823
   NET ASSET VALUE and redemption price per share .............           N/A   $        12.64   $           --   $         9.28
   Sales charge - 5.50% of offering price......................           N/A             0.74               --             0.54
                                                                -------------   --------------   --------------   --------------
   Maximum offering price per share............................           N/A   $        13.38   $           --   $         9.82
                                                                =============   ==============   ==============   ==============
Prime B Shares:
   Net Assets..................................................           N/A   $      282,427   $           --   $       54,270
   Shares of beneficial interest outstanding...................           N/A           22,939               --            5,883
                                                                -------------   --------------   --------------   --------------
   NET ASSET VALUE and offering price per share*...............           N/A   $        12.31   $           --   $         9.22
                                                                =============   ==============   ==============   ==============

---------------------------------------------------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      56-57

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                             ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                   FUND            FUND          INCOME FUND        FUND
                                                              -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)............................. ..........  $  13,809,087    $     160,576   $     630,439    $      85,226
   Dividends (Note 2)............................ ..........      3,434,457        6,299,661      10,561,404          652,334
   Other income.................................. ..........         21,086            6,672             625            1,872
   Less: foreign taxes withheld (Note 2)......... ..........         (2,349)         (13,426)        (41,400)          (1,397)
                                                              -------------   --------------   -------------   --------------
     Total investment income..................... ..........     17,262,281        6,453,483      11,151,068          738,035
                                                              -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................      4,134,599        1,876,853       5,469,675          381,107
   Administration fee (Note 3)..............................        362,029          164,327         479,056           33,150
   Custodian fee............................................         35,238           12,247          34,804            9,477
   Fund accounting fee (Note 3).............................        114,771           59,981          98,133           39,849
   Professional fees (Note 3)...............................         36,469           26,333          42,365           20,559
   Transfer agent fee (Note 3)..............................      1,111,113          326,015       1,048,774           35,988
   Shareholder services and 12b-1 fees (Note 3).............      1,615,561          480,529       1,087,129           47,995
   Trustees' fees and expenses (Note 3).....................          7,068            3,188           9,654              739
   Amortization of organization expense (Note 2)............             --               --              --            3,398
   Reports to shareholders..................................        359,227          130,952         303,960           19,722
   Registration fee.........................................         40,793           36,310          40,796           26,445
   Miscellaneous............................................         35,207           18,062          36,634            6,880
                                                              -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............      7,852,075        3,134,797       8,650,980          625,309
                                                              -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................       (140,232)         (33,125)       (173,028)        (125,157)
                                                              -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............      7,711,843        3,101,672       8,477,952          500,152
                                                              -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................      9,550,438        3,351,811       2,673,116          237,883
                                                              -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............    (26,364,880)     (20,288,561)     (2,843,956)      (2,006,252)
   Net realized gain on redemption in kind..................             --               --              --       14,893,056
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................             --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (54,121,169)     (25,863,448)   (132,810,615)      (7,411,274)
                                                              -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (80,486,049)     (46,152,009)   (135,654,571)       5,475,530
                                                              -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (70,935,611)   $ (42,800,198)  $(132,981,455)   $   5,713,413
                                                              =============   ==============   =============   ==============





                                                                EQUITY VALUE      LARGE CAP     EQUITY GROWTH     LARGE CAP
                                                                    FUND         VALUE FUND         FUND         GROWTH FUND
                                                               -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................   $     130,598   $       37,408   $     747,306    $     227,486
   Dividends (Note 2).......................................       3,699,639        2,332,304      14,786,428        1,092,183
   Other income.............................................         152,890           25,678         242,397          134,643
   Less: foreign taxes withheld (Note 2)....................          (3,394)         (13,700)       (142,153)         (10,643)
                                                               -------------   --------------   -------------   --------------
     Total investment income................................       3,979,733        2,381,690      15,633,978        1,443,669
                                                               -------------   --------------   -------------   --------------
EXPENSES:
   Investment advisory fee (Note 3).........................       2,892,338        1,029,025       9,319,653        1,196,828
   Administration fee (Note 3)..............................         253,397           90,041         816,305          104,487
   Custodian fee............................................          14,720           16,197          18,739            8,995
   Fund accounting fee (Note 3).............................          64,083           47,611         131,868           51,773
   Professional fees (Note 3)...............................          30,598           39,250          57,083           41,577
   Transfer agent fee (Note 3)..............................         569,126          111,690       1,678,534          141,424
   Shareholder services and 12b-1 fees (Note 3).............         711,601          186,375       1,686,156          207,612
   Trustees' fees and expenses (Note 3).....................           5,034            1,374          17,592            1,539
   Amortization of organization expense (Note 2)............              --               --              --               --
   Reports to shareholders..................................         226,943           61,757         623,576           68,496
   Registration fee.........................................          27,863           36,192          43,960           28,731
   Miscellaneous............................................          21,065           13,743          55,340           14,728
                                                               -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver.............       4,816,768        1,633,255      14,448,806        1,866,190
                                                               -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)....................          (6,000)         (71,554)       (657,480)         (83,762)
                                                               -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver.............       4,810,768        1,561,701      13,791,326        1,782,428
                                                               -------------   --------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)................................        (831,035)         819,989       1,842,652         (338,759)
                                                               -------------   --------------   -------------   --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............     (68,065,195)      14,638,039     (95,984,198)     (25,761,111)
   Net realized gain on redemption in kind..................              --               --              --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................              --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................     (16,740,050)     (33,924,374)   (145,463,165)      (5,329,283)
                                                               -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................     (84,805,245)     (19,286,335)   (241,447,363)     (31,090,394)
                                                               -------------   --------------   -------------   --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $ (85,636,280)  $  (18,466,346)  $(239,604,711)  $  (31,429,153)
                                                               =============   ==============   =============   ==============


                                                                 GROWTH        SMALL CAP       SMALL COMPANY     INTERNATIONAL
                                                                 FUND II       VALUE FUND       EQUITY FUND       EQUITY FUND
                                                              -------------   --------------   -------------     --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................  $     106,108   $    1,182,718   $      163,656    $      181,256
   Dividends (Note 2).......................................        252,492        5,683,538          923,215         9,002,056
   Other income.............................................         34,994          114,941          171,769             4,475
   Less: foreign taxes withheld (Note 2)....................         (3,918)          (8,662)          (2,192)       (1,030,095)
                                                              -------------   --------------   --------------    --------------
     Total investment income................................        389,676        6,972,535        1,256,448         8,157,692
                                                              -------------   --------------   --------------    --------------
EXPENSES:
   Investment advisory fee (Note 3).........................        633,593        4,740,793        2,956,401         4,760,395
   Administration fee (Note 3)..............................         55,464          415,406          256,803           352,551
   Custodian fee............................................          8,353           39,991           78,739           559,083
   Fund accounting fee (Note 3).............................         46,823          105,419           70,002           128,309
   Professional fees (Note 3)...............................         20,563           37,956           29,163            34,221
   Transfer agent fee (Note 3)..............................         73,451          408,348          735,049           684,320
   Shareholder services and 12b-1 fees (Note 3).............        102,864          397,043          332,665           215,502
   Trustees' fees and expenses (Note 3).....................          1,036            8,015            5,411             6,476
   Amortization of organization expense (Note 2)............             --               --               --                --
   Reports to shareholders..................................         48,604          159,631          136,755           150,673
   Registration fee.........................................         18,463           51,681           33,163            58,659
   Miscellaneous............................................          8,127           31,441           23,025            25,114
                                                              -------------   --------------   --------------    --------------
     Total expenses before reimbursement/waiver.............      1,017,341        6,395,724        4,657,176         6,975,303
                                                              -------------   --------------   --------------    --------------
     Less: reimbursement/waiver (Note 4)....................        (35,505)         (71,947)         (57,959)       (1,549,794)
                                                              -------------   --------------   --------------    --------------
     Total expenses net of reimbursement/waiver.............        981,836        6,323,777        4,599,217         5,425,509
                                                              -------------   --------------   --------------    --------------
NET INVESTMENT INCOME (LOSS)................................       (592,160)         648,758       (3,342,769)        2,732,183
                                                              -------------   --------------   --------------    --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold.............       (938,652)      37,781,019      (93,471,017)     (218,616,947)
   Net realized gain on redemption in kind..................             --               --               --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency.........................         (1,887)              --               --         3,141,555
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.....................    (13,264,537)     (69,887,913)      (2,618,304)      143,822,027
                                                              -------------   --------------   --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................    (14,205,076)      (32,106,894)    (96,089,321)      (71,653,365)
                                                              -------------   --------------   --------------    --------------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $ (14,797,236)   $ (31,458,136)  $  (99,432,090)   $  (68,921,182)
                                                              =============   ==============   ==============    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      58-59

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ASSET ALLOCATION FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,

                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  626,967,716        $  792,894,391
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           9,550,438            13,903,330
   Net realized gain (loss) on investments sold and redemption in kind..............         (26,364,880)            1,779,786
   Net change in unrealized (depreciation) on investments...........................         (54,121,169)         (131,821,300)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................         (70,935,611)         (116,138,184)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (4,182,650)           (6,945,190)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (14,552,577)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,182,650)          (21,497,767)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................            (903,651)           (1,476,505)
   Net realized gain on investments.................................................                  --            (4,250,364)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (903,651)           (5,726,869)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................          (3,849,053)           (6,073,932)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --           (11,508,401)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (3,849,053)          (17,582,333)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                (817)               (2,052)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                (5,350)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                (817)               (7,402)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................              (3,249)               (6,871)
   Net realized gain on investments.................................................                  --               (20,803)
                                                                                          --------------        --------------
     Total Distributions ...........................................................              (3,249)              (27,674)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A              (396,225)
   Distributions in excess of net investment income.................................                 N/A                    --
   Net realized gain on investments.................................................                 N/A              (909,701)
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A            (1,305,926)
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (8,939,420)          (46,147,971)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (111,502,479)           (3,640,520)
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................        (191,377,510)         (165,926,675)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  435,590,206        $  626,967,716
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $    1,115,554        $      (15,900)
                                                                                          ==============        ==============



                                                                                                   EQUITY INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  295,800,624        $ 298,963,495
                                                                                          --------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................           3,351,811            3,002,299
   Net realized gain (loss) on investments sold and redemption in kind..............         (20,288,561)          14,729,943
   Net change in unrealized (depreciation) on investments...........................         (25,863,448)         (64,626,750)
                                                                                          --------------        -------------
     Net increase (decrease) in net assets resulting from operations................         (42,800,198)         (46,894,508)
                                                                                          --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................          (1,305,944)          (1,421,171)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (6,990,920)         (25,103,583)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (8,296,864)         (26,524,754)
                                                                                          --------------        -------------
   RETAIL B SHARES:
   Net investment income ...........................................................             (30,662)              (6,081)
   Net realized gain on investments.................................................            (719,184)            (543,124)
                                                                                          --------------        -------------
     Total Distributions ...........................................................            (749,846)            (549,205)
                                                                                          --------------        -------------

  TRUST SHARES:
   Net investment income ...........................................................          (1,490,915)          (1,295,713)
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................          (5,835,541)         (14,248,992)
                                                                                          --------------        -------------
     Total Distributions ...........................................................          (7,326,456)         (15,544,705)
                                                                                          --------------        -------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                   --
   Distributions in excess of net investment income.................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                   --
   Net realized gain on investments.................................................                  --                   --
                                                                                          --------------        -------------
     Total Distributions ...........................................................                  --                   --
                                                                                          --------------        -------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                  N/A
   Distributions in excess of net investment income.................................                 N/A                  N/A
   Net realized gain on investments.................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions ...........................................................                 N/A                  N/A
                                                                                          --------------        -------------
     Total Distributions to shareholders............................................         (16,373,166)         (42,618,664)
                                                                                          --------------        -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (55,400,320)          86,350,301
                                                                                          --------------        -------------
   Net increase (decrease) in net assets............................................        (114,573,684)          (3,162,871)
                                                                                          --------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $  181,226,940        $ 295,800,624
                                                                                          ==============        =============
(A) Undistributed (overdistributed) net investment income...........................      $      445,761        $     377,191
                                                                                          ==============        =============



                                                                                                 GROWTH AND INCOME FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                 2001
                                                                                          -------------       ---------------

NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $ 768,866,020       $ 1,095,445,939
                                                                                          -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................          2,673,116             2,659,071
   Net realized gain (loss) on investments sold and redemption in kind..............         (2,843,956)           39,931,530
   Net change in unrealized (depreciation) on investments...........................       (132,810,615)         (189,931,026)
                                                                                          -------------       ---------------
     Net increase (decrease) in net assets resulting from operations................       (132,981,455)         (147,340,425)
                                                                                          -------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................           (264,222)             (235,448)
   Distributions in excess of net investment income.................................                 --                  (394)
   Net realized gain on investments.................................................         (8,851,728)          (16,777,149)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (9,115,950)          (17,012,991)
                                                                                          -------------       ---------------
   RETAIL B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................         (1,681,983)           (4,830,743)
                                                                                          -------------       ---------------

  TRUST SHARES:
   Net investment income ...........................................................         (2,074,328)           (2,181,328)
   Distributions in excess of net investment income.................................                 --                (3,648)
   Net realized gain on investments.................................................        (15,146,836)          (51,792,877)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................        (17,221,164)          (53,977,853)
                                                                                          -------------       ---------------
   PRIME A SHARES:
   Net investment income ...........................................................                (64)                 (315)
   Distributions in excess of net investment income.................................                 --                    (1)
   Net realized gain on investments.................................................             (2,049)              (12,164)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (2,113)              (12,480)
                                                                                          -------------       ---------------
   PRIME B SHARES:
   Net investment income ...........................................................                 --                    --
   Net realized gain on investments.................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................             (3,781)              (10,153)
                                                                                          -------------       ---------------
   BKB SHARES:
   Net investment income ...........................................................                N/A              (448,110)
   Distributions in excess of net investment income.................................                N/A                  (749)
   Net realized gain on investments.................................................                N/A           (10,483,566)
                                                                                          -------------       ---------------
     Total Distributions ...........................................................                N/A           (10,932,425)
                                                                                          -------------       ---------------
     Total Distributions to shareholders............................................        (28,024,991)          (86,776,645)
                                                                                          -------------       ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (55,616,582)          (92,462,849)
                                                                                          -------------       ---------------
   Net increase (decrease) in net assets............................................       (216,623,028)         (326,579,919)
                                                                                          -------------       ---------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $ 552,242,992       $   768,866,020
                                                                                          =============       ===============
(A) Undistributed (overdistributed) net investment income...........................      $     319,232       $       (14,776)
                                                                                          =============         =============




                                                                                                   STRATEGIC EQUITY FUND
                                                                                           -----------------------------------
                                                                                                        YEARS ENDED
                                                                                                        OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...............................................      $  113,594,701        $  103,617,266
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................             237,883               795,088
   Net realized gain (loss) on investments sold and redemption in kind..............          12,886,804             4,900,020
   Net change in unrealized (depreciation) on investments...........................          (7,411,274)           (7,266,203)
                                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations................           5,713,413            (1,571,095)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income............................................................             (14,787)              (24,364)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................            (321,990)             (272,087)
                                                                                          --------------        --------------
     Total Distributions ...........................................................            (336,777)             (296,451)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................             (92,957)              (49,633)
                                                                                          --------------        --------------
     Total Distributions ...........................................................             (92,957)              (49,633)
                                                                                          --------------        --------------

  TRUST SHARES:
   Net investment income ...........................................................            (270,326)             (780,029)
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................          (4,065,865)           (2,945,509)
                                                                                          --------------        --------------
     Total Distributions ...........................................................          (4,336,191)           (3,725,538)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income ...........................................................                  --                    --
   Distributions in excess of net investment income.................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income ...........................................................                  --                    --
   Net realized gain on investments.................................................                  --                    --
                                                                                          --------------        --------------
     Total Distributions ...........................................................                  --                    --
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income ...........................................................                 N/A                   N/A
   Distributions in excess of net investment income.................................                 N/A                   N/A
   Net realized gain on investments.................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions ...........................................................                 N/A                   N/A
                                                                                          --------------        --------------
     Total Distributions to shareholders............................................          (4,765,925)           (4,071,622)
                                                                                          --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         (85,974,943)           15,620,152
                                                                                          --------------        --------------
   Net increase (decrease) in net assets............................................         (85,027,455)            9,977,435
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..................................      $   28,567,246        $  113,594,701
                                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income...........................      $       32,838        $       77,853
                                                                                          ==============        ==============

--------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 70.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      60-61

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                    EQUITY VALUE FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  358,212,152        $  422,254,399
                                                                                          --------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................................          (831,035)             (282,497)
   Net realized gain (loss) on investments sold.......................................       (68,065,195)           13,619,668
   Net change in unrealized (depreciation) on investments.............................       (16,740,050)          (54,919,433)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (85,636,280)          (41,582,262)
                                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,986,255)          (37,734,664)
                                                                                          --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
     Total Distributions .............................................................          (732,810)           (5,160,776)
                                                                                          --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................................                --                    --
   Net realized gain on investments...................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (4,800,214)          (27,498,418)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments...................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions .............................................................                --                    --
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (10,519,279)          (70,393,858)
                                                                                          --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................................        45,686,823            47,933,873
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................       (50,468,736)          (64,042,247)
                                                                                          --------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)...................................    $  307,743,416        $  358,212,152
                                                                                          ==============        ==============

(A) Undistributed (overdistributed) net investment income.............................    $       (8,463)       $      (12,047)
                                                                                          ==============        ==============





                                                                                           LARGE CAP VALUE FUND
                                                                         ---------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM            YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO        DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001             2000
                                                                         --------------       ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  194,844,505        $ 290,702,569         $ 328,608,000
                                                                         --------------        -------------         -------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         819,989              700,698               878,000
   Net realized gain (loss) on investments sold........................      14,638,039           (1,164,324)           12,750,000
   Net change in unrealized (depreciation) on investments..............     (33,924,374)         (60,506,464)          (23,292,000)
                                                                         --------------        -------------         -------------
     Net (decrease) in net assets resulting from operations............     (18,466,346)         (60,970,090)           (9,664,000)
                                                                         --------------        -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................         (26,928)             (19,908)              (23,000)
   Net realized gain on investments....................................              --                   --              (940,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................         (26,928)             (19,908)             (963,000)
                                                                         --------------        -------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................              --                   --            (1,949,000)
                                                                         --------------        -------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................        (793,083)            (609,381)             (855,000)
   Net realized gain on investments....................................              --                   --           (13,566,000)
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................        (793,083)            (609,381)          (14,421,000)
                                                                         --------------        -------------         -------------
   PRIME A SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
   PRIME B SHARES:
   Net realized gain on investments....................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions ..............................................             N/A                  N/A                   N/A
                                                                         --------------        -------------         -------------
     Total Distributions to shareholders...............................        (820,011)            (629,289)          (17,333,000)
                                                                         --------------        -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................     (85,571,754)         (34,258,685)          (10,908,000)
                                                                         --------------        -------------         -------------
   Net (decrease) in net assets........................................    (104,858,111)         (95,858,064)          (37,905,000)
                                                                         --------------        -------------         -------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $   89,986,394        $ 194,844,505         $ 290,703,000
                                                                         ==============        =============         =============

(A) Undistributed (overdistributed) net investment income..............  $       50,063        $      71,409         $      (1,000)
                                                                         ==============        =============         =============


                                                                                    EQUITY GROWTH FUND
                                                                         --------------------------------------
                                                                                        YEARS ENDED
                                                                                        OCTOBER 31,
                                                                               2002                   2001
                                                                         ----------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD..................................  $  1,285,373,219        $1,969,754,905
                                                                         ----------------        --------------
(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)........................................         1,842,652            (1,397,342)
   Net realized gain (loss) on investments sold........................       (95,984,198)          (46,108,270)
   Net change in unrealized (depreciation) on investments..............      (145,463,165)         (532,258,353)
                                                                         ----------------        --------------
     Net (decrease) in net assets resulting from operations............      (239,604,711)         (579,763,965)
                                                                         ----------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --           (63,514,294)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (63,514,294)
                                                                         ----------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments....................................                --           (15,375,783)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --           (15,375,783)
                                                                         ----------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income ..............................................                --                    --
   Net realized gain on investments....................................                --          (138,966,079)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --          (138,966,079)
                                                                         ----------------        --------------
   PRIME A SHARES:
   Net realized gain on investments....................................                --               (15,978)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (15,978)
                                                                         ----------------        --------------
   PRIME B SHARES:
   Net realized gain on investments....................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions ..............................................                --               (51,114)
                                                                         ----------------        --------------
     Total Distributions to shareholders...............................                --          (217,923,248)
                                                                         ----------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................       (42,855,520)          113,305,527
                                                                         ----------------        --------------
   Net (decrease) in net assets........................................      (282,460,231)         (684,381,686)
                                                                         ----------------        --------------

NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................  $  1,002,912,988        $1,285,373,219
                                                                         ================        ==============

(A) Undistributed (overdistributed) net investment income..............  $      1,807,369        $      (35,363)
                                                                         ================        ==============

--------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 71 - 73.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      62-63

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           LARGE CAP GROWTH FUND
                                                                        ----------------------------------------------------------
                                                                          YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                          OCTOBER 31,       JANUARY 1, 2001 TO       DECEMBER 31,
                                                                             2002            OCTOBER 31, 2001            2000
                                                                        --------------        --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................         $ 189,102,108        $  310,508,814        $  318,293,000
                                                                        --------------        --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              (338,759)             (589,118)           (1,485,000)
   Net realized gain (loss) on investments sold and foreign currency       (25,761,111)           (2,762,950)           23,546,000
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (5,329,283)          (93,707,281)          (65,982,000)
                                                                        --------------        --------------        --------------
     Net increase (decrease) in net assets resulting from operations       (31,429,153)       (97,059,349)             (43,921,000)
                                                                        --------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --              (893,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --              (893,000)
                                                                        --------------        --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                    --                    --            (5,067,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions........................................                    --                    --            (5,067,000)
                                                                        --------------        --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                    --                    --                    --
   Net realized gain on investments.............................                    --                    --           (29,553,000)
   Distributions in excess of net realized gain on investments..                    --                    --                    --
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                    --                    --           (29,553,000)
                                                                        --------------        --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   N/A                   N/A                   N/A
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                   N/A                   N/A                   N/A
   Distributions in excess of net realized gain on investments..                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions .......................................                   N/A                   N/A                   N/A
                                                                        --------------        --------------        --------------
     Total Distributions to shareholders........................                    --                    --           (35,513,000)
                                                                        --------------        --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............           (51,034,200)          (24,347,357)           71,650,000
                                                                        --------------        --------------        --------------
   Net increase (decrease) in net assets........................           (82,463,353)         (121,406,706)           (7,784,000)
                                                                        --------------        --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............         $ 106,638,755        $  189,102,108        $  310,509,000
                                                                        ==============        ==============        ==============
(A) Undistributed (overdistributed) net investment income.......         $        (437)       $      (18,400)       $       (8,000)
                                                                        ==============        ==============        ==============

                                                                                   GROWTH FUND II
                                                                         -----------------------------------
                                                                                     YEARS ENDED
                                                                                     OCTOBER 31,
                                                                             2002                  2001
                                                                        ---------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD...........................        $    99,871,175        $ 151,620,932
                                                                        ---------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................               (592,160)            (578,313)
   Net realized gain (loss) on investments sold and foreign currency           (940,539)          (2,973,502)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....            (13,264,537)         (42,901,068)
                                                                        ---------------        -------------
     Net increase (decrease) in net assets resulting from operations        (14,797,236)         (46,452,883)
                                                                        ---------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --             (193,798)
   Distributions in excess of net realized gain on investments..                     --                   (9)
                                                                        ---------------        -------------
     Total Distributions........................................                     --             (193,807)
                                                                        ---------------        -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --              (70,593)
   Distributions in excess of net realized gain on investments..                     --                   (3)
                                                                        ---------------        -------------
     Total Distributions........................................                     --              (70,596)
                                                                        ---------------        -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                   --
   Net realized gain on investments.............................                     --           (7,919,239)
   Distributions in excess of net realized gain on investments..                     --                 (374)
                                                                        ---------------        -------------
     Total Distributions .......................................                     --           (7,919,613)
                                                                        ---------------        -------------
   PRIME A SHARES:
   Net investment income .......................................                    N/A                  N/A
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                    N/A                  N/A
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A                  N/A
                                                                        ---------------        -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A           (5,065,524)
   Distributions in excess of net realized gain on investments..                    N/A                 (239)
                                                                        ---------------        -------------
     Total Distributions .......................................                    N/A           (5,065,763)
                                                                        ---------------        -------------
     Total Distributions to shareholders........................                     --          (13,249,779)
                                                                        ---------------        -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (26,482,787)           7,952,905
                                                                        ---------------        -------------
   Net increase (decrease) in net assets........................            (41,280,023)         (51,749,757)
                                                                        ---------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $    58,591,152        $  99,871,175
                                                                        ===============        =============
(A) Undistributed (overdistributed) net investment income.......        $          (755)       $        (529)
                                                                        ===============        =============


                                                                               SMALL CAP VALUE FUND
                                                                       ------------------------------------
                                                                                    YEARS ENDED
                                                                                    OCTOBER 31,
                                                                            2002                  2001
                                                                       --------------        --------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................       $  531,489,622        $  423,356,265
                                                                       --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................              648,758             1,840,867
   Net realized gain (loss) on investments sold and foreign currency       37,781,019            53,226,917
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....          (69,887,913)           (2,778,817)
                                                                       --------------        --------------
     Net increase (decrease) in net assets resulting from operations      (31,458,136)           52,288,967
                                                                       --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                   --               (84,064)
   Net realized gain on investments.............................           (9,651,542)          (11,275,912)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................           (9,651,542)          (11,359,976)
                                                                       --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................             (532,460)             (380,522)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions........................................             (532,460)             (380,522)
                                                                       --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................             (445,097)           (2,033,130)
   Net realized gain on investments.............................          (37,414,810)          (43,697,192)
   Distributions in excess of net realized gain on investments..                   --                    --
                                                                       --------------        --------------
     Total Distributions .......................................          (37,859,907)          (45,730,322)
                                                                       --------------        --------------
   PRIME A SHARES:
   Net investment income .......................................                   --                  (513)
   Net realized gain on investments.............................              (12,287)              (24,661)
                                                                       --------------        --------------
     Total Distributions .......................................              (12,287)              (25,174)
                                                                       --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments.............................              (17,051)              (22,464)
                                                                       --------------        --------------
     Total Distributions .......................................              (17,051)              (22,464)
                                                                       --------------        --------------
   BKB SHARES:
   Net realized gain on investments.............................                  N/A                   N/A
   Distributions in excess of net realized gain on investments..                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions .......................................                  N/A                   N/A
                                                                       --------------        --------------
     Total Distributions to shareholders........................          (48,073,247)          (57,518,458)
                                                                       --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............          158,244,656           113,362,848
                                                                       --------------        --------------
   Net increase (decrease) in net assets........................           78,713,273           108,133,357
                                                                       --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............       $  610,202,895        $  531,489,622
                                                                       ==============        ==============
(A) Undistributed (overdistributed) net investment income.......       $       80,108        $      136,358
                                                                       ==============        ==============



                                                                               SMALL COMPANY EQUITY FUND
                                                                        ------------------------------------
                                                                                      YEARS ENDED
                                                                                      OCTOBER 31,
                                                                              2002                  2001
                                                                        ---------------         -------------
NET ASSETS AT BEGINNING OF THE PERIOD...........................        $    17,936,684         $ 566,942,273
                                                                        ---------------         -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).................................             (3,342,769)           (3,141,421)
   Net realized gain (loss) on investments sold and foreign currency        (93,471,017)           (7,837,951)
   Net change in unrealized (depreciation) on investments,
     foreign currency and forward foreign currency contracts....             (2,618,304)          (74,616,004)
                                                                        ---------------         -------------
     Net increase (decrease) in net assets resulting from operations        (99,432,090)          (85,595,376)
                                                                        ---------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (17,106,422)
   Distributions in excess of net realized gain on investments..                     --                  (430)
                                                                        ---------------         -------------
     Total Distributions........................................                     --           (17,106,852)
                                                                        ---------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments.............................                     --            (3,049,295)
   Distributions in excess of net realized gain on investments..                     --                   (77)
                                                                        ---------------         -------------
     Total Distributions........................................                     --            (3,049,372)
                                                                        ---------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --           (63,711,563)
   Distributions in excess of net realized gain on investments..                     --                (1,604)
                                                                        ---------------         -------------
     Total Distributions .......................................                     --           (63,713,167)
                                                                        ---------------         -------------
   PRIME A SHARES:
   Net investment income .......................................                     --                    --
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   PRIME B SHARES:
   Net realized gain on investments.............................                     --                    --
                                                                        ---------------         -------------
     Total Distributions .......................................                     --                    --
                                                                        ---------------         -------------
   BKB SHARES:
   Net realized gain on investments.............................                    N/A                   N/A
   Distributions in excess of net realized gain on investments..                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions .......................................                    N/A                   N/A
                                                                        ---------------         -------------
     Total Distributions to shareholders........................                     --           (83,869,391)
                                                                        ---------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..............            (34,442,508)           20,459,178
                                                                        ---------------         -------------
   Net increase (decrease) in net assets........................           (133,874,598)         (149,005,589)
                                                                        ---------------         -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)..............        $   284,062,086         $ 417,936,684
                                                                        ===============         =============
(A) Undistributed (overdistributed) net investment income.......        $        (7,647)        $      (8,638)
                                                                        ===============         =============

---------------------------------------------------------------------------------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 74 - 76.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      64-65

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                INTERNATIONAL EQUITY FUND
                                                                                          ------------------------------------
                                                                                                       YEARS ENDED
                                                                                                       OCTOBER 31,
                                                                                               2002                  2001
                                                                                          --------------        -------------
NET ASSETS AT BEGINNING OF THE PERIOD.................................................    $  597,731,521        $1,067,506,793
                                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..............................................................         2,732,183             3,879,012
   Net realized (loss) on investments sold, forward foreign currency contracts
     and foreign currency ............................................................      (215,475,392)          (98,430,135)
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts..........................       143,822,027          (210,194,962)
                                                                                          --------------        --------------
     Net (decrease) in net assets resulting from operations...........................       (68,921,182)         (304,746,085)
                                                                                          --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................................................        (1,161,415)           (1,684,989)
   Net realized gain on investments...................................................                --           (12,341,722)
                                                                                          --------------        --------------
     Total Distributions .............................................................        (1,161,415)          (14,026,711)
                                                                                          --------------        --------------
   RETAIL B SHARES:
   Net investment income .............................................................           (46,997)              (70,210)
   Net realized gain on investments...................................................                --              (987,868)
                                                                                          --------------        --------------
     Total Distributions .............................................................           (46,997)           (1,058,078)
                                                                                          --------------        --------------

   TRUST SHARES:
   Net investment income .............................................................       (10,992,572)          (16,835,007)
   Net realized gain on investments...................................................                --          (100,878,940)
                                                                                          --------------        --------------
     Total Distributions .............................................................       (10,992,572)         (117,713,947)
                                                                                          --------------        --------------
   PRIME A SHARES:
   Net investment income .............................................................              (158)                 (260)
   Net realized gain on investments...................................................                --                (1,655)
                                                                                          --------------        --------------
     Total Distributions .............................................................              (158)               (1,915)
                                                                                          --------------        --------------
   PRIME B SHARES:
   Net investment income .............................................................            (3,271)               (4,995)
   Net realized gain on investments...................................................                --               (56,692)
                                                                                          --------------        --------------
     Total Distributions .............................................................            (3,271)              (61,687)
                                                                                          --------------        --------------
   BKB SHARES:
   Net investment income .............................................................               N/A              (286,675)
   Net realized gain on investments...................................................               N/A            (1,816,794)
                                                                                          --------------        --------------
     Total Distributions .............................................................               N/A            (2,103,469)
                                                                                          --------------        --------------
     Total Distributions to shareholders..............................................       (12,204,413)         (134,965,807)
                                                                                          --------------        --------------
NET (DECREASE) FROM SHARE TRANSACTIONS(1).............................................       (94,416,667)          (30,063,380)
                                                                                          --------------        --------------
   Net (decrease) in net assets.......................................................      (175,542,262)         (469,775,272)
                                                                                          --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................................    $  422,189,259        $  597,731,521
                                                                                          ==============        ==============
(A) Undistributed net investment income...............................................    $    4,356,476        $   10,687,150
                                                                                          ==============        ==============

-----------------------------------------------
(1) For details on share transactions by series, see Statement of Changes in Net Assets - Capital Stock Activity on page 77.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         ASSET ALLOCATION FUND
                                                                  -----------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------   -------------------------------
                                                                      SHARES           DOLLARS          SHARES            DOLLARS
                                                                  --------------    -------------   --------------    -------------
Retail A Shares:
   Sold..........................................................      1,681,657    $  23,448,832        2,859,149    $  48,027,653
   Issued to shareholders in connection with acquisition (Note 9)             --               --          389,256        6,080,855
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --        1,210,607       19,482,815
   Issued to shareholders in reinvestment of dividends...........        287,807        4,060,095        1,253,777       21,107,073
   Repurchased...................................................     (5,963,835)     (82,540,616)      (6,103,993)    (100,598,755)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (3,994,371)   $ (55,031,689)        (391,204)   $  (5,900,359)
                                                                  ==============    =============   ==============    =============
Retail B Shares:
   Sold..........................................................        280,333    $   4,078,242        1,211,823    $  20,309,535
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,384,061       21,567,910
   Issued to shareholders in reinvestment of dividends...........         63,424          882,934          333,600        5,623,687
   Repurchased...................................................     (1,754,424)     (24,005,581)      (1,474,970)     (23,960,181)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,410,667)   $ (19,044,405)       1,454,514    $  23,540,951
                                                                  ==============    =============   ==============    =============
Trust Shares:
   Sold..........................................................      2,688,275    $  38,817,973        3,043,101    $  50,389,058
   Issued to shareholders in connection with acquisition (Note 9)             --               --        1,077,072       16,819,647
   Issued to shareholders in reinvestment of dividends...........        246,822        3,482,666          969,770       16,290,648
   Repurchased...................................................     (5,622,405)     (79,652,964)      (5,157,418)     (84,341,533)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,687,308)   $ (37,352,325)         (67,475)   $    (842,180)
                                                                  ==============    =============   ==============    =============
Prime A Shares:
   Sold..........................................................            153    $       1,942               --    $          --
   Issued to shareholders in reinvestment of dividends...........             46              643              421            7,161
   Repurchased...................................................           (877)         (12,593)          (6,350)        (112,229)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................           (678)   $     (10,008)          (5,929)   $    (105,068)
                                                                  ==============    =============   ==============    =============
Prime B Shares:
   Sold..........................................................            132    $       2,002              880    $      14,315
   Issued to shareholders in reinvestment of dividends...........            226            3,147            1,517           25,671
   Repurchased...................................................         (4,930)         (69,201)          (4,371)         (69,787)
                                                                  --------------    -------------   --------------    -------------
   Net increase (decrease) in shares outstanding.................         (4,572)   $     (64,052)          (1,974)   $     (29,801)
                                                                  ==============    =============   ==============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A           28,583    $     489,766
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A           74,743        1,273,752
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A       (1,210,607)     (19,482,815)
   Repurchased...................................................            N/A              N/A         (152,216)      (2,584,766)
                                                                  --------------    -------------   --------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A       (1,259,497)   $ (20,304,063)
                                                                  ==============    =============   ==============    =============





                                                                                          EQUITY INCOME FUND
                                                                  ---------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      1,114,155   $   13,882,061      2,102,098    $  31,169,812
   Issued to shareholders in connection with acquisition (Note 9)             --              --         733,077       10,309,154
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --              --              --               --
   Issued to shareholders in reinvestment of dividends...........        632,514       8,107,613       1,739,917       25,809,666
   Repurchased...................................................     (3,324,843)    (39,308,541)     (3,820,498)     (55,993,248)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,578,174)  $ (17,318,867)        754,594    $  11,295,384
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         23,379   $     297,649          77,024    $   1,134,077
   Issued to shareholders in connection with acquisition (Note 9)             --              --         948,149       13,085,882
   Issued to shareholders in reinvestment of dividends...........         58,192         736,762          37,274          544,114
   Repurchased...................................................       (262,836)     (2,989,858)       (126,335)      (1,764,678)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (181,265)  $  (1,955,447)        936,112    $  12,999,395
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................      1,129,925   $  13,846,387       1,163,833    $  16,735,357
   Issued to shareholders in connection with acquisition (Note 9)             --              --       4,215,665       59,413,056
   Issued to shareholders in reinvestment of dividends...........        364,862       4,715,314         626,392        9,329,939
   Repurchased...................................................     (4,393,508)    (54,687,707)     (1,621,655)     (23,422,830)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,898,721)  $ (36,126,006)      4,384,235    $  62,055,522
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A             N/A             N/A              N/A
   Repurchased...................................................            N/A             N/A             N/A              N/A
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A             N/A              N/A
                                                                  ==============   =============   =============    =============



                                                                                        GROWTH AND INCOME FUND
                                                                   ---------------------------------------------------------------
                                                                                         YEARS ENDED OCTOBER 31,
                                                                                 2002                             2001
                                                                   ------------------------------   ------------------------------
                                                                       SHARES          DOLLARS           SHARES          DOLLARS
                                                                   -------------    -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................      2,708,325    $  33,029,033       2,417,059    $  35,131,721
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --       8,244,790      118,837,612
   Issued to shareholders in reinvestment of dividends...........        675,947        8,936,751       1,160,649       16,812,314
   Repurchased...................................................     (5,908,323)     (70,008,875)     (4,642,681)     (66,366,743)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,524,051)   $ (28,043,091)      7,179,817    $ 104,414,904
                                                                   =============    =============   =============    =============
Retail B Shares:
   Sold..........................................................        162,505    $   1,998,005         499,029    $   7,153,100
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........        126,869        1,654,365         331,865        4,758,948
   Repurchased...................................................       (973,850)     (10,728,602)       (761,745)     (10,850,048)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (684,476)   $  (7,076,232)         69,149    $   1,062,000
                                                                   =============    =============   =============    =============
Trust Shares:
   Sold..........................................................      7,884,391    $ 100,632,122       3,819,691    $  55,468,386
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........      1,177,076       15,587,396       3,467,525       50,443,293
   Repurchased...................................................    (11,419,815)    (136,648,506)    (12,517,019)    (182,356,143)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (2,358,348)   $ (20,428,988)     (5,229,803)   $ (76,444,464)
                                                                   =============    =============   =============    =============
Prime A Shares:
   Sold..........................................................             10    $         128             559    $       7,957
   Issued to shareholders in reinvestment of dividends...........             35              466             606            8,801
   Repurchased...................................................         (3,221)         (40,839)         (5,980)         (86,157)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................         (3,176)   $     (40,245)         (4,815)   $     (69,399)
                                                                   =============    =============   =============    =============
Prime B Shares:
   Sold..........................................................             --    $          --             147    $       2,000
   Issued to shareholders in reinvestment of dividends...........            237            3,106             567            8,178
   Repurchased...................................................         (3,283)         (31,132)             --               --
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................         (3,046)   $     (28,026)            714    $      10,178
                                                                   =============    =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A         262,881    $   3,961,644
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A         725,932       10,554,032
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A      (8,212,654)    (118,837,612)
   Repurchased...................................................            N/A              N/A      (1,145,495)     (17,114,132)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A      (8,369,336)   $(121,436,068)
                                                                   =============    =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      68-69

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                        STRATEGIC EQUITY FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                               2001
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------
Retail A Shares:
   Sold.....................................................            184,929    $   1,956,588           264,265    $   3,634,086
   Issued to shareholders in reinvestment of dividends......             31,497          334,609            28,801          293,753
   Repurchased..............................................           (285,078)      (2,756,097)         (267,453)      (3,656,553)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            (68,652)   $    (464,900)           25,613    $     271,286
                                                                 ==============    =============    ==============    =============
Retail B Shares:
   Sold.....................................................             58,075    $     607,331           104,637    $   1,270,603
   Issued to shareholders in reinvestment of dividends......              8,802           92,335             4,929           49,633
   Repurchased..............................................            (48,228)        (449,690)          (27,848)        (455,687)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............             18,649    $     249,976            81,718    $     864,549
                                                                 ==============    =============    ==============    =============
Trust Shares:
   Sold.....................................................            985,895    $   9,952,015         1,293,445    $  14,299,867
   Issued to shareholders in reinvestment of dividends......            356,985        3,813,095           342,181        3,501,503
   Redemption in kind (Note 6)..............................         (8,728,097)     (93,827,039)               --               --
   Repurchased..............................................           (552,015)      (5,698,090)         (304,437)      (3,317,053)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (7,937,232)   $ (85,760,019)        1,331,189    $  14,484,317
                                                                 ==============    =============    ==============    =============




                                                                                         EQUITY VALUE FUND
                                                                 ---------------------------------------------------------------
                                                                                      YEARS ENDED OCTOBER 31,
                                                                              2002                             2001
                                                                 ------------------------------   ------------------------------
                                                                     SHARES           DOLLARS         SHARES          DOLLARS
                                                                 --------------   -------------   -------------    -------------
Retail A Shares:
   Sold.....................................................          1,461,025   $  18,997,313       2,642,352    $  37,099,468
   Issued to shareholders in reinvestment of dividends......            365,484       4,923,064       2,894,804       37,198,253
   Repurchased..............................................         (3,436,236)    (42,048,389)     (4,389,281)     (61,581,115)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............         (1,609,727)  $ (18,128,012)      1,147,875    $  12,716,606
                                                                 ==============   =============   =============    =============
Retail B Shares:
   Sold.....................................................            122,965   $   1,530,736         298,379    $   4,071,006
   Issued to shareholders in reinvestment of dividends......             56,061         730,490         410,327        5,141,394
   Repurchased..............................................           (485,678)     (5,357,577)       (405,795)      (5,623,251)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............           (306,652)  $  (3,096,351)        302,911    $   3,589,149
                                                                 ==============   =============   =============    =============
Trust Shares:
   Sold.....................................................          8,229,129   $ 103,359,201       2,891,310    $  39,946,927
   Issued to shareholders in reinvestment of dividends......            281,992       3,849,192       1,650,131       21,402,198
   Redemption in kind (Note 6)..............................                 --              --              --               --
   Repurchased..............................................         (3,316,907)    (40,297,207)     (2,124,380)     (29,721,007)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............          5,194,214   $  66,911,186       2,417,061    $  31,628,118
                                                                 ==============   =============   =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      70-71

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   LARGE CAP VALUE FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                2002                TO OCTOBER 31, 2001              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES      DOLLARS
                                                      -----------   -----------  -----------  -----------  ----------- ------------
Retail A/Class A Shares:
   Sold...............................................     46,247  $    579,520       78,013 $  1,157,590      125,000 $  2,209,000
   Issued to shareholders in reinvestment of dividends      2,087        25,840        1,513       19,451       57,000      951,000
   Repurchased........................................   (266,058)   (3,303,120)    (251,822)  (3,649,284)    (282,000)  (4,955,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net (decrease) in shares outstanding...............   (217,724) $ (2,697,760)    (172,296)$ (2,472,243)    (100,000)$ (1,795,000)
                                                      ===========  ============ ============ ============  =========== ============
Retail B/Class B Shares:
   Sold...............................................     17,586  $    203,425       51,953 $    767,854      426,000 $  7,384,000
   Issued to shareholders in reinvestment of dividends         --            --           --           --      118,000    1,931,000
   Repurchased........................................   (369,125)   (4,263,979)    (555,477)  (7,821,596)    (403,000)  (6,951,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......   (351,539) $ (4,060,554)    (503,524)$ (7,053,742)     141,000 $  2,364,000
                                                      ===========  ============ ============ ============  =========== ============
Trust/Class I Shares:
   Sold...............................................  1,001,793  $ 12,968,633    4,526,080 $ 57,459,066    1,475,000 $ 26,012,000
   Issued to shareholders in reinvestment of dividends     20,258       258,655       22,666      298,211       812,00   13,529,000
   Repurchased........................................ (7,083,639)  (92,040,728)  (6,289,121) (82,489,977)  (2,897,000) (51,018,000)
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding...... (6,061,588) $(78,813,440)  (1,740,375)$(24,732,700)    (610,000)$(11,477,000)
                                                      ===========  ============ ============ ============  =========== ============
Prime A Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============
Prime B Shares:
   Sold...............................................        N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased........................................        N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------ ------------ ------------  ----------- ------------
   Net increase (decrease) in shares outstanding......        N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============ ============ ============  =========== ============


                                                                             EQUITY GROWTH FUND
                                                      ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                   2002                             2001
                                                      ------------------------------   ------------------------------
                                                         SHARES           DOLLARS         SHARES          DOLLARS
                                                      --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold...............................................     3,309,526   $  62,313,532      10,011,248   $  224,465,114
   Issued to shareholders in reinvestment of dividends            --              --       2,386,682       62,411,946
   Repurchased........................................    (5,906,627)   (109,994,675)    (12,790,442)    (291,984,912)
                                                      --------------   -------------   -------------   --------------
   Net (decrease) in shares outstanding...............    (2,597,101)  $ (47,681,143)       (392,512)  $   (5,107,852)
                                                      ==============   =============   =============   ==============
Retail B/Class B Shares:
   Sold...............................................       402,662   $   7,699,620       1,257,990   $   30,066,768
   Issued to shareholders in reinvestment of dividends            --              --         606,518       15,235,587
   Repurchased........................................    (1,070,412)    (18,399,523)     (1,126,099)     (26,227,706)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......      (667,750)  $ (10,699,903)       738,409    $   19,074,649
                                                      ==============   =============   =============   ==============
Trust/Class I Shares:
   Sold...............................................    10,670,158   $ 208,441,606       8,513,337   $  205,814,820
   Issued to shareholders in reinvestment of dividends            --              --       4,275,798      113,017,574
   Repurchased........................................   (10,051,097)   (192,318,065)     (9,063,571)    (220,313,656)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       619,061   $  16,123,541       3,725,564   $   98,518,738
                                                      ==============   =============   =============   ==============
Prime A Shares:
   Sold...............................................           675   $      14,224          34,627   $      892,428
   Issued to shareholders in reinvestment of dividends            --              --             611           15,978
   Repurchased........................................       (31,158)       (561,125)         (5,651)        (137,373)
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......       (30,483)  $    (546,901)         29,587   $      771,033
                                                      ==============   =============   =============   ==============
Prime B Shares:
   Sold...............................................            76   $       1,377             151   $        3,500
   Issued to shareholders in reinvestment of dividends            --              --           1,764           45,459
   Repurchased........................................        (2,768)        (52,491)             --               --
                                                      --------------   -------------   -------------   --------------
   Net increase (decrease) in shares outstanding......        (2,692)  $     (51,114)          1,915   $       48,959
                                                      ==============   =============   =============   ==============





                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      72-73

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    LARGE CAP GROWTH FUND
                                                       -----------------------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,   PERIOD FROM JANUARY 1, 2001 YEAR ENDED DECEMBER 31,
                                                                 2002                TO OCTOBER 31, 2001              2000
                                                       ------------------------  ------------------------ -------------------------
                                                          SHARES      DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                       -----------  -----------  -----------  ----------- ------------  -----------
Retail A/Class A Shares:
   Sold.............................................       135,151 $  1,089,117      102,100  $   976,998      373,000  $ 5,362,000
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --       73,000      857,000
   Repurchased......................................      (250,000)  (1,898,501)    (188,835)  (1,719,512)    (117,000)  (1,660,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (114,849)$   (809,384)     (86,735) $  (742,514)     329,000  $ 4,559,000
                                                       =========== ============  =========== ============ ============  ===========
Retail B/Class B Shares:
   Sold.............................................        52,247 $    367,904      129,131  $ 1,243,527    2,245,000  $31,686,000
   Issued to shareholders in reinvestment of dividends          --           --           16          229      441,000    5,039,000
   Repurchased......................................      (844,236)  (5,478,256)    (835,456)  (7,254,233)    (362,000)  (4,918,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....      (791,989)$ (5,110,352)    (706,309) $(6,010,477)   2,324,000  $31,807,000
                                                       =========== ============  =========== ============ ============  ===========
Trust/Class I Shares:
   Sold.............................................       960,275 $  7,474,583      984,690  $ 9,770,730    2,749,000  $39,906,000
   Issued to shareholders in connection with
      acquisition (Note 9)..........................            --           --           --           --           --           --
   Issued to shareholders in reinvestment of dividends          --           --           --           --    2,408,000   28,940,000
   Repurchased......................................    (7,175,104) (52,589,047)  (2,980,698) (27,365,096)  (2,388,000) (33,562,000)
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....    (6,214,829)$(45,114,464)  (1,996,008)$(17,594,366)   2,769,000  $35,284,000
                                                       =========== ============  =========== ============ ============  ===========
Prime A Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase (decrease) in shares outstanding....           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
Prime B Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net increase in shares outstanding...............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========
BKB Shares:
   Sold.............................................           N/A          N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         N/A          N/A          N/A          N/A          N/A          N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................           N/A          N/A          N/A          N/A          N/A          N/A
   Repurchased......................................           N/A          N/A          N/A          N/A          N/A          N/A
                                                       ----------- ------------  ----------- ------------ ------------  -----------
   Net (decrease) in shares outstanding.............           N/A          N/A          N/A          N/A          N/A          N/A
                                                       =========== ============  =========== ============ ============  ===========


                                                                                GROWTH FUND II
                                                        ---------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                     2002                             2001
                                                       ------------------------------   ------------------------------
                                                           SHARES           DOLLARS         SHARES          DOLLARS
                                                       --------------   -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................          139,773   $   1,280,213       1,503,720    $  16,603,727
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................               --              --       4,049,227       41,333,928
   Issued to shareholders in reinvestment of dividends             --              --          16,153          183,666
   Repurchased......................................         (581,866)     (5,125,336)     (1,546,434)     (16,624,333)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....         (442,093)  $  (3,845,123)      4,022,666    $  41,496,988
                                                       ==============   =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................           26,068   $     236,288          83,415    $     877,470
   Issued to shareholders in reinvestment of dividends             --              --           6,226           70,596
   Repurchased......................................          (17,426)       (146,544)        (35,575)        (345,974)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....            8,642   $      89,744          54,066    $     602,092
                                                       ==============   =============   =============    =============
Trust/Class I Shares:
   Sold.............................................          822,508   $   7,868,855       1,727,971    $  18,078,281
   Issued to shareholders in connection with
      acquisition (Note 9)..........................               --              --         763,737        7,302,648
   Issued to shareholders in reinvestment of dividends             --              --         634,457        7,232,805
   Repurchased......................................       (3,359,684)    (30,596,263)     (2,573,462)     (25,939,825)
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....       (2,537,176)  $ (22,727,408)        552,703     $  6,673,909
                                                       ==============   =============   =============    =============
Prime A Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
Prime B Shares:
   Sold.............................................              N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends            N/A             N/A             N/A              N/A
   Repurchased......................................              N/A             N/A             N/A              N/A
                                                       --------------   -------------   -------------    -------------
   Net increase in shares outstanding...............              N/A             N/A             N/A              N/A
                                                       ==============   =============   =============    =============
BKB Shares:
   Sold.............................................              N/A             N/A         117,074    $   1,416,672
   Issued to shareholders in reinvestment of dividends            N/A             N/A         439,624        5,007,317
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................              N/A             N/A      (4,036,218)     (41,333,928)
   Repurchased......................................              N/A             N/A        (522,441)      (5,910,145)
                                                       --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding.............              N/A             N/A      (4,001,961)   $ (40,820,084)
                                                       ==============   =============   =============    =============



                                                                             SMALL CAP VALUE FUND
                                                       ---------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                                    2002                              2001
                                                       ------------------------------   ------------------------------
                                                          SHARES          DOLLARS           SHARES          DOLLARS
                                                       ------------     -------------   -------------    -------------
Retail A/Class A Shares:
   Sold.............................................      6,479,808     $  92,202,077       3,777,423    $  53,311,823
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................             --                --              --               --
   Issued to shareholders in reinvestment of dividends      665,372         9,395,064         898,744       11,293,714
   Repurchased......................................     (5,121,259)      (70,792,166)     (3,637,690)     (51,058,276)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      2,023,921     $  30,804,975       1,038,477    $  13,547,261
                                                       ============     =============   =============    =============
Retail B/Class B Shares:
   Sold.............................................        429,423     $   6,235,998         202,735    $   2,851,277
   Issued to shareholders in reinvestment of dividends       38,027           526,290          30,628          380,405
   Repurchased......................................       (111,919)       (1,509,331)        (49,611)       (684,865)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....        355,531     $   5,252,957         183,752    $   2,546,817
                                                       ============     =============   =============    =============
Trust/Class I Shares:
   Sold.............................................     19,254,421     $ 283,345,487      10,032,116    $ 143,056,098
   Issued to shareholders in connection with
      acquisition (Note 9)..........................             --                --              --               --
   Issued to shareholders in reinvestment of dividends    2,024,954        28,972,951       2,852,349       36,272,339
   Repurchased......................................    (13,389,656)     (190,309,137)     (5,849,853)     (82,070,594)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....      7,889,719     $ 122,009,301       7,034,612    $  97,257,843
                                                       ============     =============   =============    =============
Prime A Shares:
   Sold.............................................         11,215     $     157,443             651    $       9,047
   Issued to shareholders in reinvestment of dividends          683             9,710           1,735           21,966
   Repurchased......................................         (7,291)         (105,884)         (3,583)         (48,965)
                                                       ------------     -------------   -------------    -------------
   Net increase (decrease) in shares outstanding....          4,607     $      61,269          (1,197)   $     (17,952)
                                                       ============     =============   =============    =============
Prime B Shares:
   Sold.............................................          9,728     $     132,259           3,871    $      53,271
   Issued to shareholders in reinvestment of dividends        1,222            17,051           1,799           22,464
   Repurchased......................................         (2,347)          (33,156)         (3,282)         (46,856)
                                                       ------------     -------------   -------------    -------------
   Net increase in shares outstanding...............          8,603     $     116,154           2,388    $      28,879
                                                       ============     =============   =============    =============
BKB Shares:
   Sold.............................................            N/A               N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends          N/A               N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................            N/A               N/A             N/A              N/A
   Repurchased......................................            N/A               N/A             N/A              N/A
                                                       ------------     -------------   -------------    -------------
   Net (decrease) in shares outstanding.............            N/A               N/A             N/A              N/A
                                                       ============     =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      74-75

--------------------------------------------------------------------------------
GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       SMALL COMPANY EQUITY FUND
                                                                  ------------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2002                               2001
                                                                  -------------------------------    ------------------------------
                                                                      SHARES           DOLLARS           SHARES           DOLLARS
                                                                  --------------    -------------    --------------   -------------
Retail A Shares:
   Sold..........................................................      7,332,857    $ 103,731,584        40,482,347   $ 689,682,230
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         1,024,782      16,837,169
   Repurchased...................................................     (7,849,704)    (111,618,506)      (41,633,984)   (715,283,845)
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................       (516,847)   $  (7,886,922)         (126,855)  $  (8,764,446)
                                                                  ==============    =============    ==============   =============
Retail B Shares:
   Sold..........................................................        358,543    $   5,343,587           453,309   $   7,421,851
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --           190,789       3,020,198
   Repurchased...................................................       (561,965)      (7,654,692)         (479,347)     (7,858,471)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................       (203,422)   $  (2,311,105)          164,751   $   2,583,578
                                                                  ==============    =============    ==============   =============
Trust Shares:
   Sold..........................................................      5,263,829    $  81,621,271         7,947,905   $ 143,277,283
   Issued to shareholders in connection with acquisition (Note 9)             --               --                --              --
   Issued to shareholders in reinvestment of dividends...........             --               --         2,649,447      45,358,533
   Repurchased...................................................     (7,195,424)    (105,865,752)       (9,032,785)   (161,995,770)
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................     (1,931,595)   $ (24,244,481)        1,564,567   $  26,640,046
                                                                  ==============    =============    ==============   =============
Prime A Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
Prime B Shares:
   Sold..........................................................             --    $          --                --   $          --
   Issued to shareholders in reinvestment of dividends...........             --               --                --              --
   Repurchased...................................................             --               --                --              --
                                                                  --------------    -------------    --------------   -------------
   Net increase (decrease) in shares outstanding.................             --    $          --                --   $          --
                                                                  ==============    =============    ==============   =============
BKB Shares:
   Sold..........................................................            N/A              N/A               N/A             N/A
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A               N/A             N/A
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A              N/A               N/A             N/A
   Repurchased...................................................            N/A              N/A               N/A             N/A
                                                                  --------------    -------------    --------------   -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A               N/A             N/A
                                                                  ==============    =============    ==============   =============



                                                                                      INTERNATIONAL EQUITY FUND
                                                                  ---------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2002                             2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................     36,599,906   $ 393,268,992      32,169,655    $ 457,655,718
   Issued to shareholders in connection with acquisition (Note 9)             --              --          44,686          564,146
   Issued to shareholders due to conversion of
     BKB Shares into Retail AShares..............................             --              --         751,652        9,944,253
   Issued to shareholders in reinvestment of dividends...........         93,635       1,067,845         846,508       13,640,281
   Repurchased...................................................    (37,921,896)   (410,600,585)    (34,113,006)    (491,953,070)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................     (1,228,355)  $ (16,263,748)       (300,505)   $ (10,148,672)
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         29,664   $     335,436         107,868    $   1,629,545
   Issued to shareholders in connection with acquisition (Note 9)             --              --         176,305        2,207,507
   Issued to shareholders in reinvestment of dividends...........          4,075          46,346          65,833        1,052,540
   Repurchased...................................................       (130,389)     (1,400,567)       (147,402)      (2,081,802)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (96,650)  $  (1,018,785)        202,604    $   2,807,790
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................     51,501,696   $  59,110,349      54,591,893    $ 794,687,296
   Issued to shareholders in connection with acquisition (Note 9)             --              --       1,816,673       23,332,872
   Issued to shareholders in reinvestment of dividends...........        339,109       3,916,708       4,703,338       77,315,445
   Repurchased...................................................    (58,357,513)   (639,992,857)    (61,168,058)    (897,181,775)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (6,516,708)  $ (76,965,800)        (56,154)   $  (1,846,162)
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             43   $         500              --    $          --
   Issued to shareholders in reinvestment of dividends...........             14             158             118            1,915
   Repurchased...................................................            (79)           (773)             --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................            (22)  $        (115)            118    $       1,915
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --   $          --             125    $       2,100
   Issued to shareholders in reinvestment of dividends...........             79             904           1,055           16,937
   Repurchased...................................................        (19,410)       (169,123)           (933)         (13,493)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (19,331)  $    (168,219)            247    $       5,544
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A       2,516,461    $  41,608,701
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A         118,723        1,943,229
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail A Shares...............            N/A             N/A        (740,883)      (9,944,253)
   Repurchased...................................................            N/A             N/A      (3,203,149)     (54,491,472)
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A      (1,308,848)   $ (20,883,795)
                                                                  ==============   =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      76-77

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                        -------------------------------------  --------------------------------------
                                                         NET                                                                NET
                              NET                    REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS                INCREASE
                          ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET       FROM                    (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED     TOTAL        IN NET
                            OF PERIOD  INCOME(B)(C) INVESTMENTS(C) OPERATIONS     INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                    $  14.95      $  0.25      $ (2.09)     $  (1.84)    $  (0.24)     $    --     $  (0.24)     $  (2.08)
 10/31/01                       18.79         0.33(2)     (3.08)        (2.75)       (0.35)       (0.74)       (1.09)        (3.84)
 10/31/00                       17.74         0.37(2)      1.36          1.73        (0.37)       (0.31)       (0.68)         1.05
 10/31/99                       16.95         0.37         1.21          1.58        (0.36)       (0.43)       (0.79)         0.79
 10/31/98                       16.46         0.38         1.72          2.10        (0.40)       (1.21)       (1.61)         0.49

 RETAIL B
 10/31/02                       14.92         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.74         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.70         0.24(2)      1.36          1.60        (0.25)       (0.31)       (0.56)         1.04
 10/31/99                       16.92         0.25         1.21          1.46        (0.25)       (0.43)       (0.68)         0.78
 10/31/98                       16.43         0.29         1.71          2.00        (0.30)       (1.21)       (1.51)         0.49

 TRUST
 10/31/02                       14.94         0.29        (2.09)        (1.80)       (0.27)          --        (0.27)        (2.07)
 10/31/01                       18.78         0.37(2)     (3.08)        (2.71)       (0.39)       (0.74)       (1.13)        (3.84)
 10/31/00                       17.73         0.41(2)      1.36          1.77        (0.41)       (0.31)       (0.72)         1.05
 10/31/99                       16.96         0.40         1.20          1.60        (0.40)       (0.43)       (0.83)         0.77
 10/31/98                       16.47         0.42         1.71          2.13        (0.43)       (1.21)       (1.64)         0.49

 PRIME A
 10/31/02                       14.95         0.26        (2.12)        (1.86)       (0.23)          --        (0.23)        (2.09)
 10/31/01                       18.77         0.34(2)     (3.06)        (2.72)       (0.36)       (0.74)       (1.10)        (3.82)
 10/31/00                       17.73         0.39(2)      1.36          1.75        (0.40)       (0.31)       (0.71)         1.04
 10/31/99(1)                    16.95         0.44         1.17          1.61        (0.40)       (0.43)       (0.83)         0.78

 PRIME B
 10/31/02                       14.93         0.14        (2.08)        (1.94)       (0.14)          --        (0.14)        (2.08)
 10/31/01                       18.75         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.71         0.26(2)      1.35          1.61        (0.26)       (0.31)       (0.57)         1.04
 10/31/99(1)                    16.95         0.29         1.19          1.48        (0.29)       (0.43)       (0.72)         0.76



                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                              INCOME          EXPENSES        EXPENSES
                                             NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
           NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)       WAIVER(C)        WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $  12.87          (12.45)%      $198,154            1.76%            1.37%            1.38%          40%
 10/31/01        14.95          (15.18)%       289,882            2.01%            1.33%            1.34%          65%
 10/31/00        18.79            9.98%        371,590            2.01%            1.29%            1.29%          59%
 10/31/99        17.74            9.53%        389,077            2.11%            1.32%            1.32%         135%
 10/31/98        16.95           13.85%        323,498            2.43%            1.33%            1.33%         108%

 RETAIL B
 10/31/02        12.84          (13.08)%        73,183            1.04%            2.09%            2.12%          40%
 10/31/01        14.92          (15.72)%       106,074            1.33%            2.01%            2.02%          65%
 10/31/00        18.74            9.20%        105,980            1.31%            1.99%            1.99%          59%
 10/31/99        17.70            8.76%         91,199            1.43%            2.00%            2.00%         135%
 10/31/98        16.92           13.14%         57,876            1.77%            1.99%            1.99%         108%

 TRUST
 10/31/02        12.87          (12.23)%       163,934            2.01%            1.12%            1.15%          40%
 10/31/01        14.94          (14.94)%       230,562            2.23%            1.11%            1.11%          65%
 10/31/00        18.78           10.21%        290,970            2.21%            1.09%            1.09%          59%
 10/31/99        17.73            9.63%        269,851            2.31%            1.12%            1.12%         135%
 10/31/98        16.96           14.05%        218,666            2.63%            1.13%            1.13%         108%

 PRIME A
 10/31/02        12.86          (12.53)%            43            1.73%            1.40%            1.53%          40%
 10/31/01        14.95          (15.08)%            60            2.07%            1.26%            1.38%          65%
 10/31/00        18.77           10.15%            186            2.15%            1.15%            1.30%          59%
 10/31/99(1)     17.73            9.72%            238            2.27%            1.16%            1.29%         135%

 PRIME B
 10/31/02        12.85          (13.06)%           276            1.07%            2.06%            2.06%          40%
 10/31/01        14.93          (15.68)%           389            1.34%            1.99%            2.03%          65%
 10/31/00        18.75            9.29%            526            1.41%            1.89%            2.06%          59%
 10/31/99(1)     17.71            8.91%            519            1.53%            1.90%            2.08%         135%

---------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.24, $0.33(2), $0.37(2), $0.37 and $0.38, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.14, $0.22(2), $0.24(2), $0.25 and
     $0.29, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000,
     1999 and 1998 was $0.28, $0.37(2), $0.41(2), $0.40 and $0.42, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A
     Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.24, $0.33(2), $0.37(2) and $0.41,
     respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $0.14, $0.22(2), $0.23(2) and $0.26, respectively.
(C)  The Trust adopted the provisions of the AICPAAudit Guide for Investment Companies effective November 1, 2001. The effect of the changes for Retail A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is
     $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for Retail B Shares for the year ended October
     31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively. The effect of the changes for
     Trust Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2). The effect of the changes for Prime A Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively (Note 2). The effect of the changes for
     Prime B Shares for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and
     (0.05)%, respectively (Note 2).

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                    78-79

--------------------------------------------------------------------------------
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                          ---------------------------------------------  --------------------------------------

                                                   NET
                        NET                    REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                    ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET        FROM                      NET INCREASE
                      BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT    NET REALIZED       TOTAL   (DECREASE) IN NET
                      OF PERIOD    INCOME(B)    INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
                    ------------  -----------  -----------  -----------  -----------    ------------   -------------  ------------
 RETAIL A
 10/31/02              $12.92        $0.15       $(2.38)       $(2.23)      $(0.12)         $(0.63)      $(0.75)         $(2.98)
 10/31/01               17.77         0.13        (2.45)        (2.32)       (0.12)          (2.41)       (2.53)          (4.85)
 10/31/00               19.50         0.16(2)      1.22          1.38        (0.16)          (2.95)       (3.11)          (1.73)
 10/31/99               19.67         0.19         1.69          1.88        (0.20)          (1.85)       (2.05)          (0.17)
 10/31/98               18.82         0.25         2.43          2.68        (0.25)          (1.58)       (1.83)           0.85

 RETAIL B
 10/31/02               12.68         0.05        (2.33)        (2.28)       (0.03)          (0.63)       (0.66)          (2.94)
 10/31/01               17.50         0.04        (2.43)        (2.39)       (0.02)          (2.41)       (2.43)          (4.82)
 10/31/00               19.25         0.03(2)      1.21          1.24        (0.04)          (2.95)       (2.99)          (1.75)
 10/31/99(1)            19.48         0.11         1.62          1.73        (0.11)          (1.85)       (1.96)          (0.23)

 TRUST
 10/31/02               12.95         0.21        (2.40)        (2.19)       (0.17)          (0.63)       (0.80)          (2.99)
 10/31/01               17.80         0.18        (2.44)        (2.26)       (0.18)          (2.41)       (2.59)          (4.85)
 10/31/00               19.52         0.23(2)      1.22          1.45        (0.22)          (2.95)       (3.17)          (1.72)
 10/31/99               19.69         0.28         1.69          1.97        (0.29)          (1.85)       (2.14)          (0.17)
 10/31/98               18.84         0.34         2.42          2.76        (0.33)          (1.58)       (1.91)           0.85



                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           -------------------------------------------------

                                                             RATIO OF NET       RATIO OF        RATIO OF
                                                              INVESTMENT        OPERATING       OPERATING
                                                                INCOME          EXPENSES        EXPENSES
                                              NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
          NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
            END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
           ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 9.94          (18.53)%      $ 97,462            1.20%            1.38%            1.40%          59%
 10/31/01        12.92          (14.78)%       147,082            0.95%            1.34%            1.34%          62%
 10/31/00        17.77            8.45%        188,847            0.91%            1.33%            1.33%          51%
 10/31/99        19.50           10.14%        213,041            0.97%            1.33%            1.33%          38%
 10/31/98        19.67           15.23%        207,850            1.30%            1.34%            1.34%          46%

 RETAIL B
 10/31/02         9.74          (19.19)%         9,565            0.41%            2.17%            2.21%          59%
 10/31/01        12.68          (15.43)%        14,752            0.26%            2.03%            2.08%          62%
 10/31/00        17.50            7.71%          3,969            0.19%            2.04%            2.08%          51%
 10/31/99(1)     19.25            9.38%          3,213            0.33%            1.97%            2.23%          38%

 TRUST
 10/31/02         9.96          (18.15)%        74,200            1.64%            0.94%            0.95%          59%
 10/31/01        12.95          (14.45)%       133,967            1.37%            0.92%            0.92%          62%
 10/31/00        17.80            8.94%        106,148            1.32%            0.91%            0.91%          51%
 10/31/99        19.52           10.60%        120,179            1.39%            0.91%            0.91%          38%
 10/31/98        19.69           15.67%        127,367            1.72%            0.92%            0.92%          46%

-------------------------------------------
(1)  The Fund began issuing Retail B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.14, $0.13, $0.16(2), $0.19 and $0.25, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.05, $0.03, $0.03(2) and $0.08, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.21, $0.18,
     $0.23(2), $0.28 and $0.34, respectively.

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                     80-81

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------


                                         NET                               DISTRIBUTIONS
                NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET      OF NET       FROM                      NET INCREASE
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED       TOTAL   (DECREASE) IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME    CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
             ---------- -----------  -----------  -----------  ----------- -----------  ------------   ------------   -----------
 RETAIL A
 10/31/02       $12.70     $ 0.02(3)     $(2.22)      $(2.20)      $(0.01)      $--        $(0.44)        $(0.45)       $(2.65)
 10/31/01        16.37       0.02         (2.39)       (2.37)       (0.02)       --(2)      (1.28)         (1.30)        (3.67)
 10/31/00        15.98       0.02          1.33         1.35        (0.05)       --(2)      (0.91)         (0.96)         0.39
 10/31/99        14.87       0.08(3)       2.02         2.10        (0.08)       --         (0.91)         (0.99)         1.11
 10/31/98        16.24       0.12          1.32         1.44        (0.13)       --         (2.68)         (2.81)        (1.37)

 RETAIL B
 10/31/02        12.50      (0.06)(3)     (2.18)       (2.24)          --        --         (0.44)         (0.44)        (2.68)
 10/31/01        16.23      (0.09)        (2.36)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.90      (0.10)         1.34         1.24           --        --         (0.91)         (0.91)         0.33
 10/31/99        14.83      (0.04)(3)      2.02         1.98           --        --         (0.91)         (0.91)         1.07
 10/31/98        16.23         --(2)       1.31         1.31        (0.03)       --         (2.68)         (2.71)        (1.40)

 TRUST
 10/31/02        12.77       0.07(3)      (2.23)       (2.16)       (0.06)       --         (0.44)         (0.50)        (2.66)
 10/31/01        16.43       0.06         (2.39)       (2.33)       (0.05)       --(2)      (1.28)         (1.33)        (3.66)
 10/31/00        16.02       0.08          1.32         1.40        (0.08)       --(2)      (0.91)         (0.99)         0.41
 10/31/99        14.90       0.13(3)       2.02         2.15        (0.12)       --         (0.91)         (1.03)         1.12
 10/31/98        16.28       0.15          1.31         1.46        (0.16)       --         (2.68)         (2.84)        (1.38)

 PRIME A
 10/31/02        12.74       0.03(3)      (2.23)       (2.20)       (0.02)       --         (0.44)         (0.46)        (2.66)
 10/31/01        16.41       0.02         (2.38)       (2.36)       (0.03)       --(2)      (1.28)         (1.31)        (3.67)
 10/31/00        16.00       0.04          1.34         1.38        (0.06)       --         (0.91)         (0.97)         0.41
 10/31/99(1)     14.88       0.11(3)       2.03         2.14        (0.11)       --         (0.91)         (1.02)         1.12

 PRIME B
 10/31/02        12.59      (0.06)(3)     (2.19)       (2.25)          --        --         (0.44)         (0.44)        (2.69)
 10/31/01        16.32      (0.07)        (2.38)       (2.45)          --        --         (1.28)         (1.28)        (3.73)
 10/31/00        15.97      (0.07)         1.33         1.26           --        --         (0.91)         (0.91)         0.35
 10/31/99(1)     14.88      (0.01)(3)      2.03         2.02        (0.02)       --         (0.91)         (0.93)         1.09


                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                             INCOME (LOSS)      EXPENSES        EXPENSES
                                              NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)  (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02        $10.05          (18.16)%      $180,269            0.18%            1.35%            1.36%          13%
 10/31/01         12.70          (15.46)%       259,884            0.07%            1.34%            1.36%          19%
 10/31/00         16.37            9.06%        217,423            0.16%            1.28%            1.37%          42%
 10/31/99         15.98           14.56%        232,110            0.53%            1.28%            1.38%          20%
 10/31/98         14.87            9.93%        214,110            0.75%            1.28%            1.35%          38%

 RETAIL B
 10/31/02          9.82          (18.80)%        31,407           (0.55)%           2.08%            2.10%          13%
 10/31/01         12.50          (16.11)%        48,512           (0.64)%           2.05%            2.05%          19%
 10/31/00         16.23            8.35%         61,857           (0.60)%           2.04%            2.04%          42%
 10/31/99         15.90           13.72%         62,366           (0.22)%           2.03%            2.04%          20%
 10/31/98         14.83            9.09%         53,216            0.01%            2.02%            2.02%          38%

 TRUST
 10/31/02         10.11          (17.85)%       340,496            0.56%            0.97%            1.00%          13%
 10/31/01         12.77          (15.12)%       460,302            0.44%            0.97%            0.97%          19%
 10/31/00         16.43            9.38%        678,398            0.44%            1.00%            1.00%          42%
 10/31/99         16.02           14.85%        309,106            0.76%            1.05%            1.05%          20%
 10/31/98         14.90           10.10%        254,060            1.00%            1.03%            1.03%          38%

 PRIME A
 10/31/02         10.08          (18.14)%            15            0.25%            1.28%            1.52%          13%
 10/31/01         12.74          (15.34)%            60            0.22%            1.19%            1.22%          19%
 10/31/00         16.41            9.27%            156            0.30%            1.14%            1.24%          42%
 10/31/99(1)      16.00           14.81%            150            0.66%            1.15%            1.30%          20%

 PRIME B
 10/31/02          9.90          (18.75)%            55           (0.49)%           2.02%            2.04%          13%
 10/31/01         12.59          (15.95)%           109           (0.55)%           1.96%            2.00%          19%
 10/31/00         16.32            8.38%            129           (0.45)%           1.89%            2.07%          42%
 10/31/99(1)      15.97           13.98%            129           (0.09)%           1.90%            2.17%          20%

-------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime BShares on November 1, 1998.
(2)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $0.02(3), $0.02, $0.01, $0.07(3) and $0.10, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.07)(3), $(0.09), $(0.10), $(0.04)(3)
     and $0.00, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(3), $0.06, $0.08, $0.13(3) and $0.15, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.01(3), $0.02, $0.03 and $0.09(3),
     respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002, 2001, 2000 and
     1999 was $(0.06)(3), $(0.07), $(0.10) and $(0.05)(3), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    82-83

--------------------------------------------------------------------------------
STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------

                                                                              NET
                         NET           NET      REALIZED AND              DISTRIBUTIONS DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET       FROM                      NET INCREASE
                       BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED       TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                     ------------  -----------  -----------  -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02                 $10.02        $0.01(3)    $(1.08)(5)    $(1.07)      $(0.02)      $(0.39)      $(0.41)       $(1.48)
 10/31/01                  10.46         0.03(3)     (0.11)        (0.08)       (0.03)       (0.33)       (0.36)        (0.44)
 10/31/00                   9.89         0.04         1.75          1.79        (0.04)       (1.18)       (1.22)         0.57
 10/31/99                   9.62         0.04(3)      0.27          0.31        (0.03)       (0.01)       (0.04)         0.27
 10/31/98(1)               10.00           --(2)     (0.38)        (0.38)          --           --           --         (0.38)

 RETAIL B
 10/31/02                   9.87        (0.07)(3)    (1.05)(5)     (1.12)          --        (0.39)       (0.39)        (1.51)
 10/31/01                  10.37        (0.06)(3)    (0.11)        (0.17)          --        (0.33)       (0.33)        (0.50)
 10/31/00                   9.84        (0.04)        1.75          1.71           --(2)     (1.18)       (1.18)         0.53
 10/31/99                   9.61        (0.02)(3)     0.26          0.24           --        (0.01)       (0.01)         0.23
 10/31/98(1)               10.00        (0.02)       (0.37)        (0.39)          --           --           --         (0.39)

 TRUST
 10/31/02                  10.03         0.06(3)     (1.07)(5)     (1.01)       (0.07)       (0.39)       (0.46)        (1.47)
 10/31/01                  10.48         0.08(3)     (0.12)        (0.04)       (0.08)       (0.33)       (0.41)        (0.45)
 10/31/00                   9.90         0.08         1.76          1.84        (0.08)       (1.18)       (1.26)         0.58
 10/31/99                   9.63         0.09(3)      0.27          0.36        (0.08)       (0.01)       (0.09)         0.27
 10/31/98(1)               10.00         0.01        (0.37)        (0.36)       (0.01)          --        (0.01)        (0.37)



                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02       $ 8.54          (11.50)%        $ 6,578            0.05%            1.40%            1.69%           65%(4)
 10/31/01        10.02           (0.83)%          8,400            0.25%            1.24%            1.50%           81%
 10/31/00        10.46           21.09%           8,505            0.40%            1.20%            1.60%           81%
 10/31/99         9.89            3.25%           8,229            0.41%            1.19%            1.63%           79%
 10/31/98(1)      9.62           (3.75)%**        4,051            0.06%*           1.40%*           2.41%*          30%**

 RETAIL B
 10/31/02         8.36          (12.16)%          2,093           (0.72)%           2.17%            2.42%           65%(4)
 10/31/01         9.87           (1.71)%          2,286           (0.53)%           2.02%            2.26%           81%
 10/31/00        10.37           20.33%           1,555           (0.35)%           1.95%            2.35%           81%
 10/31/99         9.84            2.50%           1,348           (0.24)%           1.84%            2.40%           79%
 10/31/98(1)      9.61           (4.76)%**          583           (0.55)%*          2.01%*           3.05%*          30%**

 TRUST
 10/31/02         8.56          (11.07)%         19,896            0.63%            0.82%            1.06%           65%(4)
 10/31/01        10.03           (0.43)%        102,909            0.74%            0.75%            0.96%           81%
 10/31/00        10.48           21.69%          93,558            0.83%            0.78%            0.98%           81%
 10/31/99         9.90            3.64%          71,063            0.80%            0.80%            1.00%           79%
 10/31/98(1)      9.63           (3.62)%**       63,061            0.19%*           1.27%*           1.47%*          30%**

--------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 4, 1998.
(2)  Net investment income per share and distributions from net investment income were less than $0.005.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(4)  Portfolio turnover rate excludes securities delivered from processing redemptions in kind.
(5)  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.02)(3), $0.00(3), $0.00, $0.00(3) and $0.00, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.10)(3), $0.06(3), $(0.08), $(0.08)(3) and $(0.06), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000 and 1999 and the period ended October 31, 1998 was $0.04(3), $(0.08)(3), $0.06, $0.06(3) and $0.00, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     84-85

--------------------------------------------------------------------------------
EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                       -------------------------------------  -------------------------------------------------


                                        NET                               DISTRIBUTIONS
               NET         NET      REALIZED AND             DISTRIBUTIONS  IN EXCESS  DISTRIBUTIONS
           ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET     OF NET        FROM                      NET INCREASE
             BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT   INVESTMENT  INVESTMENT  NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      INCOME   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
            ---------- -----------  -----------  -----------  -----------  ---------- -------------  -------------    -----------
 RETAIL A
 10/31/02     $12.48     $(0.05)       $(2.50)      $(2.55)      $  --       $  --       $(0.35)       $(0.35)         $(2.90)
 10/31/01      17.05      (0.02)        (1.66)       (1.68)         --          --        (2.89)        (2.89)          (4.57)
 10/31/00      18.28      (0.02)         1.25         1.23       (0.01)         --(1)     (2.45)        (2.46)          (1.23)
 10/31/99      16.50      (0.03)         2.42         2.39          --          --        (0.61)        (0.61)           1.78
 10/31/98      18.21       0.03          1.50         1.53       (0.04)         --        (3.20)        (3.24)          (1.71)

 RETAIL B
 10/31/02      12.10      (0.19)        (2.35)       (2.54)         --          --        (0.35)        (0.35)          (2.89)
 10/31/01      16.73      (0.10)        (1.64)       (1.74)         --          --        (2.89)        (2.89)          (4.63)
 10/31/00      18.08      (0.15)         1.25         1.10          --          --        (2.45)        (2.45)          (1.35)
 10/31/99      16.44      (0.15)         2.40         2.25          --          --        (0.61)        (0.61)           1.64
 10/31/98      18.24      (0.08)         1.48         1.40          --          --        (3.20)        (3.20)          (1.80)

 TRUST
 10/31/02      12.65      (0.02)        (2.53)       (2.55)         --          --        (0.35)        (0.35)          (2.90)
 10/31/01      17.17       0.02         (1.65)       (1.63)         --          --        (2.89)        (2.89)          (4.52)
 10/31/00      18.35       0.04          1.25         1.29       (0.02)         --(1)     (2.45)        (2.47)          (1.18)
 10/31/99      16.51       0.03          2.42         2.45          --          --        (0.61)        (0.61)           1.84
 10/31/98      18.21       0.08          1.49         1.57       (0.07)         --        (3.20)        (3.27)          (1.70)


                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                         -------------------------------------------------

                                                           RATIO OF NET       RATIO OF        RATIO OF
                                                            INVESTMENT        OPERATING       OPERATING
                                                           INCOME (LOSS)      EXPENSES        EXPENSES
                                            NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
        NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
          END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
         ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02     $ 9.58          (21.31)%      $123,085           (0.38)%           1.41%            1.41%          99%
 10/31/01      12.48          (10.27)%       180,435           (0.17)%           1.39%            1.40%         127%
 10/31/00      17.05            7.83%        226,836           (0.10)%           1.36%            1.36%          72%
 10/31/99      18.28           14.63%        258,332           (0.16)%           1.37%            1.37%          75%
 10/31/98      16.50            9.88%        234,730            0.15%            1.37%            1.37%          82%

 RETAIL B
 10/31/02       9.21          (21.85)%        16,791           (1.15)%           2.18%            2.18%          99%
 10/31/01      12.10          (11.00)%        25,776           (0.91)%           2.13%            2.15%         127%
 10/31/00      16.73            7.12%         30,555           (0.83)%           2.09%            2.12%          72%
 10/31/99      18.08           13.81%         30,988           (0.87)%           2.08%            2.08%          75%
 10/31/98      16.44            9.07%         23,103           (0.54)%           2.06%            2.06%          82%

 TRUST
 10/31/02       9.75          (20.96)%       167,867            0.05%            0.98%            0.98%          99%
 10/31/01      12.65           (9.91)%       152,002            0.22%            1.00%            1.00%         127%
 10/31/00      17.17            8.22%        164,864            0.26%            1.00%            1.00%          72%
 10/31/99      18.35           15.04%        281,064            0.19%            1.02%            1.03%          75%
 10/31/98      16.51           10.27%        254,432            0.49%            1.03%            1.03%          82%

---------------------------------
(1) Distributions in excess of net investment income per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.05), $(0.02), $(0.02), $(0.03) and $0.03, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.19), $(0.10), $(0.15), $(0.15) and
     $(0.08), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.02), $0.02, $0.04, $0.03 and $0.08, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      86-87

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                           INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                        -------------------------------------  -------------------------------------------------

                                         NET                                DISTRIBUTIONS
                NET         NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS                 NET INCREASE
            ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM   FROM NET       OF NET         FROM                       (DECREASE)
              BEGINNING    INCOME   GAIN (LOSS) ON INVESTMENT  INVESTMENT     INVESTMENT   NET REALIZED      TOTAL         IN NET
              OF PERIOD   (LOSS)(B)   INVESTMENTS  OPERATIONS    INCOME        INCOME     CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
             ---------- -----------  ------------  ----------- -----------    ----------  -------------  -------------   -----------
 RETAIL A
 10/31/02      $12.65      $0.05        $(2.39)     $(2.34)     $(0.04)          $ --         $   --       $(0.04)       $(2.38)
 10/31/01(1)    16.32       0.02         (3.67)      (3.65)      (0.02)            --             --        (0.02)        (3.67)
 12/31/00       17.87       0.03         (0.59)      (0.56)      (0.02)            --          (0.97)       (0.99)        (1.55)
 12/31/99       15.91       0.04          2.15        2.19       (0.04)            --          (0.19)       (0.23)         1.96
 12/31/98       12.90       0.11          3.36        3.47       (0.09)            --          (0.37)       (0.46)         3.01
 12/31/97       13.35       0.15          3.20        3.35       (0.14)            --          (3.66)       (3.80)        (0.45)

 RETAIL B
 10/31/02       12.39      (0.08)        (2.30)      (2.38)         --             --             --           --         (2.38)
 10/31/01(1)    16.06      (0.07)        (3.60)      (3.67)         --             --             --           --         (3.67)
 12/31/00       17.71      (0.09)        (0.59)      (0.68)         --             --          (0.97)       (0.97)        (1.65)
 12/31/99       15.85      (0.07)         2.12        2.05          --             --          (0.19)       (0.19)         1.86
 12/31/98       12.87       0.03          3.33        3.36       (0.01)            --          (0.37)       (0.38)         2.98
 12/31/97(2)    14.81       0.04          1.73        1.77       (0.05)            --          (3.66)       (3.71)        (1.94)

 TRUST
 10/31/02       12.68       0.11         (2.41)      (2.30)      (0.09)            --             --        (0.09)        (2.39)
 10/31/01(1)    16.34       0.05         (3.67)      (3.62)      (0.04)            --             --        (0.04)        (3.66)
 12/31/00       17.89       0.07         (0.59)      (0.52)      (0.06)            --          (0.97)       (1.03)        (1.55)
 12/31/99       15.91       0.08          2.16        2.24       (0.07)            --          (0.19)       (0.26)         1.98
 12/31/98       12.89       0.14          3.37        3.51       (0.12)            --          (0.37)       (0.49)         3.02
 12/31/97       13.35       0.18          3.20        3.38       (0.18)            --          (3.66)       (3.84)        (0.46)



                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               -------------------------------------------------

                                                                 RATIO OF NET       RATIO OF        RATIO OF
                                                                  INVESTMENT        OPERATING       OPERATING
                                                                 INCOME (LOSS)      EXPENSES        EXPENSES
                                                  NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
              NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
               ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02          $10.27          (18.56)%        $ 6,483            0.37%            1.36%            1.52%          31%
 10/31/01(1)        12.65          (22.40)%**       10,738            0.20%*           1.24%*           1.33%*         15%**
 12/31/00           16.32           (3.14)%         16,669            0.16%            1.25%            1.32%          22%
 12/31/99           17.87           13.77%          20,025            0.22%            1.19%            1.31%          19%
 12/31/98           15.91           27.18%          18,546            0.58%            1.05%            1.32%          20%
 12/31/97           12.90           25.51%          13,923            0.98%            1.05%            1.31%          80%

 RETAIL B
 10/31/02           10.01          (19.21)%         12,490           (0.41)%           2.14%            2.35%          31%
 10/31/01(1)        12.39          (22.85)%**       19,810           (0.55)%*          1.99%*           2.10%*         15%**
 12/31/00           16.06           (3.92)%         33,757           (0.59)%           2.00%            2.08%          22%
 12/31/99           17.71           12.95%          34,744           (0.55)%           1.95%            2.06%          19%
 12/31/98           15.85           26.33%          19,577           (0.18)%           1.80%            2.07%          20%
 12/31/97(2)        12.87           19.17%*          5,072            0.09%*           1.80%*           2.07%*         80%

 TRUST
 10/31/02           10.29          (18.28)%         71,013            0.77%            0.96%            0.98%          31%
 10/31/01(1)        12.68          (22.18)%**      164,296            0.47%*           0.97%*           1.05%*         15%**
 12/31/00           16.34           (2.94)%        240,277            0.41%            1.00%            1.08%          22%
 12/31/99           17.89           14.12%         273,839            0.46%            0.94%            1.06%          19%
 12/31/98           15.91           27.58%         242,669            0.83%            0.80%            1.07%          20%
 12/31/97           12.89           25.71%         242,881            1.26%            0.80%            1.06%          80%

-----------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on April 1, 1992 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail BShares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Value Fund.
(2)  The Predecessor Pillar Fund began issuing Class B Shares on May 12, 1997.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 was $0.03 and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002 and 2001 was
     $(0.12) and $(0.09), respectively. Net investment income per share before reimbursement/waiver of fees by the
     Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31,
     2002 and 2001 was $0.11 and $0.04, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   88-89

--------------------------------------------------------------------------------
EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------  ---------------------------------------------------

                                                         NET                                DISTRIBUTIONS
                              NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS DISTRIBUTIONS
                          ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET      FROM NET
                            BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT    REALIZED       TOTAL
                            OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME    CAPITAL GAINS DISTRIBUTIONS
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------  -----------
 RETAIL A
 10/31/02                      $19.70       $(0.02)(2)   $(3.70)       $(3.72)     $ --         $ --         $    --        $   --
 10/31/01                       32.31        (0.07)       (8.91)        (8.98)       --           --           (3.63)        (3.63)
 10/31/00                       28.99        (0.10)(2)     5.14          5.04        --           --           (1.72)        (1.72)
 10/31/99                       24.47        (0.06)        6.48          6.42        --           --           (1.90)        (1.90)
 10/31/98                       25.14         0.01         3.19          3.20     (0.03)          --(3)        (3.84)        (3.87)

 RETAIL B
 10/31/02                       18.79        (0.17)(2)    (3.51)        (3.68)       --           --              --            --
 10/31/01                       31.22        (0.21)       (8.59)        (8.80)       --           --           (3.63)        (3.63)
 10/31/00                       28.27        (0.35)(2)     5.02          4.67        --           --           (1.72)        (1.72)
 10/31/99                       24.07        (0.20)        6.30          6.10        --           --           (1.90)        (1.90)
 10/31/98                       24.91        (0.16)(2)     3.16          3.00        --           --(3)        (3.84)        (3.84)

 TRUST
 10/31/02                       19.99         0.07(2)     (3.78)        (3.71)       --           --              --            --
 10/31/01                       32.61         0.02        (9.01)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       29.15         0.01(2)      5.18          5.19     (0.01)          --           (1.72)        (1.73)
 10/31/99                       24.52         0.03         6.50          6.53        --           --           (1.90)        (1.90)
 10/31/98                       25.17         0.09         3.20          3.29     (0.09)       (0.01)          (3.84)        (3.94)

 PRIME A
 10/31/02                       19.74         0.03(2)     (3.71)        (3.68)       --           --              --            --
 10/31/01                       32.31        (0.02)       (8.92)        (8.94)       --           --           (3.63)        (3.63)
 10/31/00                       28.95        (0.05)(2)     5.13          5.08        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.01)        6.37          6.36        --           --           (1.90)        (1.90)

 PRIME B
 10/31/02                       19.32        (0.14)(2)    (3.61)        (3.75)       --           --              --            --
 10/31/01                       31.94        (0.19)       (8.80)        (8.99)       --           --           (3.63)        (3.63)
 10/31/00                       28.84        (0.29)(2)     5.11          4.82        --           --           (1.72)        (1.72)
 10/31/99(1)                    24.49        (0.10)        6.35          6.25        --           --           (1.90)        (1.90)




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -------------------------------------------------

                                                                            RATIO OF NET      RATIO OF         RATIO OF
                                                                             INVESTMENT       OPERATING        OPERATING
                                                                            INCOME (LOSS)     EXPENSES         EXPENSES
        NET INCREASE                                        NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
      (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
         ASSET VALUE      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
       --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
RETAIL A
10/31/02     (3.72)         $ 15.98          (18.88)%      $  239,279          (0.08)%          1.34%            1.41%
10/31/01    (12.61)           19.70          (30.57)%         346,214          (0.28)%          1.31%            1.33%
10/31/00      3.32            32.31           18.18%          580,417          (0.33)%          1.28%            1.28%
10/31/99      4.52            28.99           27.55%          443,639          (0.25)%          1.34%            1.34%
10/31/98     (0.67)           24.47           14.73%          312,951           0.02%           1.34%            1.34%

RETAIL B
10/31/02     (3.68)           15.11          (19.49)%          64,156          (0.92)%          2.18%            2.25%
10/31/01    (12.43)           18.79          (31.16)%          92,292          (1.08)%          2.11%            2.13%
10/31/00      2.95            31.22           17.29%          130,347          (1.11)%          2.07%            2.09%
10/31/99      4.20            28.27           26.63%           71,525          (0.96)%          2.05%            2.08%
10/31/98     (0.84)           24.07           13.98%           34,693          (0.68)%          2.04%            2.04%

TRUST
10/31/02     (3.71)           16.28          (18.51)%         699,215           0.35%           0.91%            0.96%
10/31/01    (12.62)           19.99          (30.29)%         845,887           0.10%           0.93%            0.94%
10/31/00      3.46            32.61           18.63%        1,258,399           0.04%           0.91%            0.91%
10/31/99      4.63            29.15           28.07%        1,041,378           0.15%           0.94%            0.94%
10/31/98     (0.65)           24.52           15.17%          815,756           0.40%           0.96%            0.96%

PRIME A
10/31/02     (3.68)           16.06          (18.64)%              56           0.14%           1.12%            1.17%
10/31/01    (12.57)           19.74          (30.43)%             671          (0.10)%          1.13%            1.16%
10/31/00      3.36            32.31           18.36%              142          (0.17)%          1.12%            1.23%
10/31/99(1)   4.46            28.95           27.30%              107          (0.05)%          1.14%            1.28%

PRIME B
10/31/02     (3.75)           15.57          (19.41)%             207          (0.73)%          1.99%            2.04%
10/31/01    (12.62)           19.32          (31.00)%             309          (0.92)%          1.95%            1.98%
10/31/00      3.10            31.94           17.48%              450          (0.92)%          1.87%            2.02%
10/31/99(1)   4.35            28.84           26.79%              246          (0.78)%          1.87%            2.19%


             PORTFOLIO
           TURNOVER RATE
          --------------
RETAIL A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

RETAIL B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

TRUST
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99         53%
10/31/98         60%

PRIME A
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

PRIME B
10/31/02         43%
10/31/01         48%
10/31/00         54%
10/31/99(1)      53%

-----------------------------------------------------
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(3)  Net investment income per share and distributions in excess of net investment income per share were less than
     $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.08), $(0.10)(2), $(0.06) and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.18)(2), $(0.21), $(0.35)(2), $(0.21)
     and $(0.16)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.06(2), $0.02, $0.01(2), $0.03 and $0.09, respectively. Net investment income (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $0.02(2), $(0.03), $(0.09)(2) and
     $(0.04), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended October 31, 2002,
     2001, 2000 and 1999 was $(0.15)(2), $(0.20), $(0.34)(2) and $(0.14), respectively.






                         SEE NOTES TO FINANCIAL STATEMENTS.

                                      90-91

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                             -------------------------------------  ------------------------------------

                                              NET
                     NET          NET     REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                 ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM     FROM NET       FROM                         NET INCREASE
                   BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT    INVESTMENT  NET REALIZED        TOTAL     (DECREASE) IN NET
                   OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS      INCOME    CAPITAL GAINS   DISTRIBUTIONS     ASSET VALUE
                  ----------  ---------   -----------   -----------   -----------   ----------     -------------  -----------------
 RETAIL A
 10/31/02           $   7.50   $  (0.04)(4) $   (1.54)    $  (1.58)    $  --         $   --            $   --        $ (1.58)
 10/31/01(1)           11.11      (0.03)(4)     (3.58)       (3.61)       --             --                --          (3.61)
 12/31/00              14.15         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.52      (0.07)         5.30         5.23        --          (2.60)            (2.60)          2.63
 12/31/98               9.25         --          2.73         2.73        --          (0.46)            (0.46)          2.27
 12/31/97(2)           10.00      (0.01)         1.24         1.23        --          (1.98)            (1.98)         (0.75)

 RETAIL B
 10/31/02               7.23      (0.09)(4)     (1.48)       (1.57)       --             --                --          (1.57)
 10/31/01(1)           10.76      (0.09)(4)     (3.44)       (3.53)       --             --                --          (3.53)
 12/31/00              13.86      (0.05)        (1.64)       (1.69)       --          (1.41)            (1.41)         (3.10)
 12/31/99              11.41      (0.10)         5.15         5.05        --          (2.60)            (2.60)          2.45
 12/31/98               9.18      (0.03)         2.72         2.69        --          (0.46)            (0.46)          2.23
 12/31/97(3)           10.41      (0.02)         0.77         0.75        --          (1.98)            (1.98)         (1.23)

 TRUST
 10/31/02               7.66         --(4)      (1.60)       (1.60)       --             --                --          (1.60)
 10/31/01(1)           11.30      (0.01)(4)     (3.63)       (3.64)       --             --                --          (3.64)
 12/31/00              14.34         --         (1.63)       (1.63)       --          (1.41)            (1.41)         (3.04)
 12/31/99              11.61      (0.04)         5.37         5.33        --          (2.60)            (2.60)          2.73
 12/31/98               9.24         --          2.83         2.83        --          (0.46)            (0.46)          2.37
 12/31/97(2)           10.00       0.01          1.22         1.23     (0.01)         (1.98)            (1.99)         (0.76)

                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
             NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------    -------------  ---------------- --------------  --------------   -------------
 RETAIL A
 10/31/02       $   5.92          (21.07)%         $ 3,000          (0.51)%           1.41%            1.68%          22%
 10/31/01(1)        7.50          (32.49)%**         4,665          (0.42)%*          1.26%*           1.36%*         39%**
 12/31/00          11.11          (12.02)%           7,869          (0.55)%           1.25%            1.33%          80%
 12/31/99          14.15           49.12%            5,376          (0.56)%           1.19%            1.31%          65%
 12/31/98          11.52           30.69%            3,634          (0.41)%           1.05%            1.32%          88%
 12/31/97(2)        9.25           14.13%*             432          (0.28)%*          1.05%*           1.32%*        115%

 RETAIL B
 10/31/02           5.66          (21.71)%          14,241          (1.29)%           2.19%            2.45%          22%
 10/31/01(1)        7.23          (32.81)%**        23,925          (1.16)%*          2.00%*           2.14%*         39%**
 12/31/00          10.76          (12.71)%          43,206          (1.30)%           2.00%            2.08%          80%
 12/31/99          13.86           47.97%           23,446          (1.32)%           1.97%            2.07%          65%
 12/31/98          11.41           30.47%            6,061          (1.16)%           1.80%            2.08%          88%
 12/31/97(3)        9.18           13.01%*             357          (1.08)%*          1.80%*           2.09%*        115%

 TRUST
 10/31/02           6.06          (20.89)%          89,398          (0.04)%           0.94%            0.96%          22%
 10/31/01(1)        7.66          (32.21)%**       160,512          (0.14)%*          0.98%*           1.06%*         39%**
 12/31/00          11.30          (11.86)%         259,434          (0.31)%           1.00%            1.07%          80%
 12/31/99          14.34           49.62%          289,471          (0.31)%           0.94%            1.06%          65%
 12/31/98          11.61           31.81%          199,975          (0.15)%           0.80%            1.06%          88%
 12/31/97(2)        9.24           14.17%*         177,801           0.07%*           0.80%*           1.07%*        115%

----------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on February 3, 1997 as a separate portfolio (the "Predecessor Pillar Fund") of The
     Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust.
     Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares,
     Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail BShares and Trust
     Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares,
     respectively, of the Galaxy Large Cap Growth Fund.
(2)  The Predecessor Pillar Fund began offering Class AShares and Class I Shares on February 3, 1997.
(3)  The Predecessor Pillar Fund began offering Class B Shares on May 21, 1997.
(4)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002 and 2001 was $(0.06)(4) and
     $(0.04)(4), respectively. Net investment (loss) per share before reimbursement/ waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2002,
     2001 was $(0.11)(4) and $(0.11)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended
     October 31, 2002 and 2001 was $(0.00)(4) and $(0.02)(4), respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS.

                                      92-93

--------------------------------------------------------------------------------
GROWTH FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                 -------------------------------------  ---------------------------------------------------


                                                  NET
                       NET           NET      REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS   DISTRIBUTIONS
                   ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET     FROM NET      IN EXCESS OF
                     BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED      NET REALIZED        TOTAL
                     OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   CAPITAL GAINS    DISTRIBUTIONS
                   ------------  -----------  -----------  -----------  -----------  ------------    -------------    -------------
 RETAIL A
 10/31/02           $   9.10     $  (0.09)    $  (1.69)     $  (1.78)    $  --         $    --          $--             $   --
 10/31/01              14.68        (0.07)(3)    (4.23)        (4.30)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.04)(3)     1.25          1.21        --              --           --                 --

 RETAIL B
 10/31/02               9.02        (0.15)       (1.69)        (1.84)       --              --           --                 --
 10/31/01              14.68        (0.15)(3)    (4.23)        (4.38)       --           (1.28)          --(4)           (1.28)
 10/31/00(1)           13.47        (0.03)(3)     1.24          1.21        --              --           --                 --

 TRUST
 10/31/02               9.15        (0.05)       (1.71)        (1.76)       --              --           --                 --
 10/31/01              14.71        (0.04)(3)    (4.24)        (4.28)       --           (1.28)          --(4)           (1.28)
 10/31/00(2)           12.72        (0.02)(3)     2.01          1.99        --              --           --                 --
 05/31/00              12.06        (0.06)        8.72          8.66        --           (8.00)          --              (8.00)
 05/31/99              12.93        (0.08)       (0.41)        (0.49)       --           (0.38)          --              (0.38)
 05/31/98              12.20        (0.05)        1.59          1.54        --           (0.81)          --              (0.81)



                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                               ------------------------------------------------

                                                                                 RATIO OF NET      RATIO OF         RATIO OF
                                                                                  INVESTMENT       OPERATING        OPERATING
                                                                                 INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                       NET ASSETS,        INCLUDING       INCLUDING        EXCLUDING
          (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE     END OF PERIOD    TOTAL RETURN(A)  (IN 000S)           WAIVER          WAIVER           WAIVER
             --------------  ---------------  --------------   --------------  ---------------- --------------   --------------
 RETAIL A
 10/31/02      $  (1.78)        $   7.32          (19.56)%     $27,016             (0.93)%          1.39%             1.45%
 10/31/01         (5.58)            9.10          (30.96)%      37,611             (0.75)%          1.22%             1.45%
 10/31/00(1)       1.21            14.68            8.91%**      1,638             (0.65)%*         1.23%*            1.35%*

 RETAIL B
 10/31/02         (1.84)            7.18          (20.40)%         787             (1.85)%          2.31%             2.48%
 10/31/01         (5.66)            9.02          (31.46)%         911             (1.45)%          1.92%             2.46%
 10/31/00(1)       1.21            14.68            8.76%**        688             (1.29)%*         1.87%*            2.25%*

 TRUST
 10/31/02         (1.76)            7.39          (19.23)%      30,788             (0.52)%          0.98%             1.01%
 10/31/01         (5.56)            9.15          (30.79)%      61,350             (0.40)%          0.87%             1.00%
 10/31/00(2)       1.99            14.71           15.64%**     90,451             (0.30)%*         0.88%*            0.99%*
 05/31/00          0.66            12.72           65.97%      185,556             (0.33)%          0.88%             1.13%
 05/31/99         (0.87)           12.06           (3.54)%     185,476             (0.39)%          0.93%             1.18%
 05/31/98          0.73            12.93           12.64%      257,550             (0.35)%          0.91%             1.16%


                  PORTFOLIO
                TURNOVER RATE
                --------------
 RETAIL A
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 RETAIL B
 10/31/02            34%
 10/31/01            51%
 10/31/00(1)         28%**

 TRUST
 10/31/02            34%
 10/31/01            51%
 10/31/00(2)         28%**
 05/31/00            79%
 05/31/99            61%
 05/31/98            49%

--------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares and Retail B Shares on June 26, 2000.
(2)  The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the
     Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of the
     Trust. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for
     Trust Shares or BKBShares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who
     purchased their shares through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with
     BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKBShares converted into Retail AShares.
(3)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(4)  Distributions in excess of net realized capital gains per share were less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001 and the period ended
     October 31, 2000 was $(0.09), $(0.10)(3) and $(0.04)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.16), $(0.21)(3) and
     $(0.03)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001 and the period ended October 31, 2000 was $(0.06), $(0.06)(3) and $(0.02)(3), respectively.





                      SEE NOTES TO FINANCIAL STATEMENTS.

                                     94-95

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                               -------------------------------------  ---------------------------------------------------

                                                NET                                DISTRIBUTIONS
                     NET           NET      REALIZED AND             DISTRIBUTIONS   IN EXCESS   DISTRIBUTIONS
                 ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET        FROM NET
                   BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                   OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME      CAPITAL GAINS   DISTRIBUTIONS
                 ------------  -----------  -----------  -----------  -----------  ------------   -------------   -------------
 RETAIL A
 10/31/02           $  13.96     $  (0.03)(1) $  (0.07)     $  (0.10)      $   --      $ --        $  (1.31)       $  (1.31)
 10/31/01              14.25           --(1)(3)   1.59          1.59        (0.01)       --           (1.87)          (1.88)
 10/31/00              12.98         0.01(1)      2.63          2.64        (0.01)       --           (1.36)          (1.37)
 10/31/99              13.53         0.02         0.73          0.75        (0.03)       --           (1.27)          (1.30)
 10/31/98              18.29         0.08        (2.08)        (2.00)       (0.08)       --           (2.68)          (2.76)

 RETAIL B
 10/31/02              13.72        (0.14)(1)    (0.05)        (0.19)          --        --           (1.31)          (1.31)
 10/31/01              14.13        (0.11)(1)     1.57          1.46           --        --           (1.87)          (1.87)
 10/31/00              12.96        (0.10)(1)     2.63          2.53           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.04)        0.68          0.64           --        --           (1.27)          (1.27)

 TRUST
 10/31/02              14.11         0.03(1)     (0.07)        (0.04)       (0.01)       --           (1.31)          (1.32)
 10/31/01              14.38         0.07(1)      1.60          1.67        (0.07)       --           (1.87)          (1.94)
 10/31/00              13.07         0.08(1)      2.65          2.73        (0.06)       --           (1.36)          (1.42)
 10/31/99              13.61         0.05         0.74          0.79        (0.06)       --           (1.27)          (1.33)
 10/31/98              18.37         0.11        (2.06)        (1.95)       (0.13)       --           (2.68)          (2.81)

 PRIME A
 10/31/02              14.05        (0.03)(1)    (0.07)        (0.10)          --        --           (1.31)          (1.31)
 10/31/01              14.33         0.02(1)      1.61          1.63        (0.04)       --           (1.87)          (1.91)
 10/31/00              13.04         0.05(1)      2.64          2.69        (0.04)       --           (1.36)          (1.40)
 10/31/99(2)           13.59         0.03         0.73          0.76        (0.04)       --           (1.27)          (1.31)

 PRIME B
 10/31/02              13.82        (0.14)(1)    (0.06)        (0.20)          --        --           (1.31)          (1.31)
 10/31/01              14.19        (0.10)(1)     1.60          1.50           --        --           (1.87)          (1.87)
 10/31/00              12.98        (0.05)(1)     2.62          2.57           --        --           (1.36)          (1.36)
 10/31/99(2)           13.59        (0.05)        0.71          0.66           --        --           (1.27)          (1.27)


                                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------

                                                                                  RATIO OF NET      RATIO OF         RATIO OF
                                                                                   INVESTMENT       OPERATING        OPERATING
                                                                                  INCOME (LOSS)     EXPENSES         EXPENSES
             NET INCREASE                                         NET ASSETS,       INCLUDING       INCLUDING        EXCLUDING
           (DECREASE) IN NET   NET ASSET VALUE,                  END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/   REIMBURSEMENT/
              ASSET VALUE       END OF PERIOD   TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER           WAIVER
             --------------    ---------------  --------------   --------------  ---------------- --------------  ----------------
 RETAIL A
 10/31/02     $  (1.41)          $  12.55           (1.75)%        $115,468           (0.23)%          1.33%            1.34%
 10/31/01        (0.29)             13.96           12.66%          100,159           (0.02)%          1.42%            1.42%
 10/31/00         1.27              14.25           21.96%           87,457            0.08%           1.44%            1.55%
 10/31/99        (0.55)             12.98            5.68%           80,870            0.13%           1.31%            1.59%
 10/31/98        (4.76)             13.53          (12.52)%          87,781            0.38%           1.31%            1.45%

 RETAIL B
 10/31/02        (1.50)             12.22           (2.49)%           9,046           (1.02)%          2.12%            2.13%
 10/31/01        (0.41)             13.72           11.73%            5,278           (0.80)%          2.21%            2.21%
 10/31/00         1.17              14.13           21.06%            2,838           (0.71)%          2.23%            2.41%
 10/31/99(2)     (0.63)             12.96            4.80%            1,637           (0.66)%          2.10%            2.88%

 TRUST
 10/31/02        (1.36)             12.75           (1.26)%         485,197            0.20%           0.90%            0.91%
 10/31/01        (0.27)             14.11           13.20%          425,687            0.48%           0.92%            0.92%
 10/31/00         1.31              14.38           22.62%          332,703            0.58%           0.94%            0.94%
 10/31/99        (0.54)             13.07            6.02%          255,268            0.47%           0.97%            0.97%
 10/31/98        (4.76)             13.61          (12.07)%         202,385            0.73%           0.96%            0.96%

 PRIME A
 10/31/02        (1.41)             12.64           (1.73)%             210           (0.19)%          1.29%            1.30%
 10/31/01        (0.28)             14.05           12.87%              168            0.17%           1.23%            1.27%
 10/31/00         1.29              14.33           22.26%              189            0.36%           1.16%            1.32%
 10/31/99(2)     (0.55)             13.04            5.80%              175            0.26%           1.18%            1.40%

 PRIME B
 10/31/02        (1.51)             12.31           (2.55)%             282           (1.02)%          2.12%            2.13%
 10/31/01        (0.37)             13.82           11.91%              198           (0.68)%          2.08%            2.15%
 10/31/00         1.21              14.19           21.46%              170           (0.41)%          1.93%            2.46%
 10/31/99(2)     (0.61)             12.98            4.96%              190           (0.49)%          1.93%            2.49%

                PORTFOLIO
              TURNOVER RATE
             --------------
 RETAIL A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 RETAIL B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 TRUST
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99          42%
 10/31/98          33%

 PRIME A
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%

 PRIME B
 10/31/02          23%
 10/31/01          46%
 10/31/00          43%
 10/31/99(2)       42%


------------------------------------------------------------
(1)  The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.
(2)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(3)  Net investment income per share was less than $0.005.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(1), $0.00(1), $0.00(1), $(0.02) and $0.05, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $0.07(1), $(0.12)(1) and
     $(0.09), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.03(1), $(0.11)(1), $0.08(1), $0.05 and $0.11, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.03)(1),
     $0.02(1), $0.03(1) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.14)(1), $(0.11)(1), $(0.13)(1) and $(0.10), respectively.






                     SEE NOTES TO FINANCIAL STATEMENTS.

                                  96-97

--------------------------------------------------------------------------------
SMALL COMPANY EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                         -------------------------------------  --------------------------------------

                                          NET
               NET                    REALIZED AND                  DISTRIBUTIONS   DISTRIBUTIONS
           ASSET VALUE,      NET       UNREALIZED      TOTAL FROM       FROM        IN EXCESS OF                    NET INCREASE
             BEGINNING   INVESTMENT  GAIN (LOSS) ON    INVESTMENT    NET REALIZED    NET REALIZED      TOTAL     (DECREASE) IN NET
             OF PERIOD    (LOSS)(B)    INVESTMENTS     OPERATIONS   CAPITAL GAINS   CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
           ------------  -----------  -----------     -----------  --------------  --------------- -------------    -----------
 RETAIL A
 10/31/02   $  14.95     $  (0.16)(2) $  (3.56)       $  (3.72)       $    --            $--         $   --          $   (3.72)
 10/31/01      21.75        (0.17)       (3.23)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.66        (0.22)        6.31            6.09             --             --             --               6.09
 10/31/99      13.63        (0.23)        2.26            2.03             --             --             --               2.03
 10/31/98      20.94        (0.19)       (4.86)          (5.05)         (2.26)            --          (2.26)             (7.31)

 RETAIL B
 10/31/02      14.30        (0.27)(2)    (3.38)          (3.65)            --             --             --              (3.65)
 10/31/01      21.10        (0.25)       (3.15)          (3.40)         (3.40)            --(1)       (3.40)             (6.80)
 10/31/00      15.31        (0.37)        6.16            5.79             --             --             --               5.79
 10/31/99      13.39        (0.34)        2.26            1.92             --             --             --               1.92
 10/31/98      20.73        (0.30)       (4.78)          (5.08)         (2.26)            --          (2.26)             (7.34)

 TRUST
 10/31/02      15.63        (0.11)(2)    (3.73)          (3.84)            --             --             --              (3.84)
 10/31/01      22.48        (0.10)       (3.35)          (3.45)         (3.40)            --(1)       (3.40)             (6.85)
 10/31/00      16.13        (0.12)        6.47            6.35             --             --             --               6.35
 10/31/99      13.96        (0.16)        2.33            2.17             --             --             --               2.17
 10/31/98      21.32        (0.14)       (4.96)          (5.10)         (2.26)            --          (2.26)             (7.36)



                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------

                                                            RATIO OF NET       RATIO OF        RATIO OF
                                                             INVESTMENT        OPERATING       OPERATING
                                                               LOSS           EXPENSES        EXPENSES
                                             NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
         NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
           END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
          ---------------  --------------   -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02   $   11.23          (24.88)%       $57,537           (1.14)%           1.46%            1.49%          96%
 10/31/01       14.95          (17.03)%        84,332           (0.91)%           1.42%            1.42%          75%
 10/31/00       21.75           38.89%        125,427           (0.99)%           1.44%            1.44%          91%
 10/31/99       15.66           14.89%         87,921           (1.41)%           1.53%            1.54%         105%
 10/31/98       13.63          (26.26)%        95,831           (1.13)%           1.46%            1.47%          78%

 RETAIL B
 10/31/02       10.65          (25.52)%         9,148           (1.97)%           2.29%            2.32%          96%
 10/31/01       14.30          (17.66)%        15,190           (1.74)%           2.25%            2.25%          75%
 10/31/00       21.10           37.82%         18,936           (1.79)%           2.24%            2.25%          91%
 10/31/99       15.31           14.34%         12,212           (2.04)%           2.16%            2.32%         105%
 10/31/98       13.39          (26.72)%        12,565           (1.78)%           2.11%            2.16%          78%

 TRUST
 10/31/02       11.79          (24.62)%       217,377           (0.72)%           1.04%            1.05%          96%
 10/31/01       15.63          (16.63)%       318,414           (0.52)%           1.03%            1.03%          75%
 10/31/00       22.48           39.43%        422,579           (0.58)%           1.03%            1.03%          91%
 10/31/99       16.13           15.54%        233,326           (1.00)%           1.12%            1.12%         105%
 10/31/98       13.96          (26.00)%       222,675           (0.76)%           1.09%            1.09%          78%

----------------------------------------------------
(1)  Distributions in excess of net realized capital gains per share were less than $0.005.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B)  Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was
     $(0.17)(2), $(0.17), $(0.22), $(0.23) and $(0.19), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B
     Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $(0.27)(2), $(0.25), $(0.38), $(0.37)
     and $(0.30), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $(0.11)(2), $(0.10), $(0.12), $(0.16) and $(0.14), respectively.


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                     98-99

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                              -------------------------------------     -----------------------------------------


                                                NET
                    NET          NET       REALIZED AND               DISTRIBUTIONS  DISTRIBUTIONS
                ASSET VALUE,  INVESTMENT    UNREALIZED     TOTAL FROM    FROM NET        FROM                        NET INCREASE
                  BEGINNING     INCOME    GAIN (LOSS) ON   INVESTMENT   INVESTMENT    NET REALIZED     TOTAL      (DECREASE) IN NET
                  OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS    ASSET VALUE
                ------------  -----------   -----------    -----------  -----------  -------------  -------------    -----------
 RETAIL A
 10/31/02        $  11.16     $   0.01(2)   $  (1.73)      $  (1.72)    $  (0.20)      $    --       $  (0.20)        $  (1.92)
 10/31/01           19.44         0.03         (5.75)         (5.72)       (0.28)        (2.28)         (2.56)           (8.28)
 10/31/00           20.86         0.41(2)      (0.59)         (0.18)       (0.05)        (1.19)         (1.24)           (1.42)
 10/31/99           16.75         0.01(2)       4.72           4.73        (0.05)        (0.57)         (0.62)            4.11
 10/31/98           15.18         0.07          1.93           2.00        (0.07)        (0.36)         (0.43)            1.57

 RETAIL B
 10/31/02           11.04        (0.10)(2)     (1.70)         (1.80)       (0.08)           --          (0.08)           (1.88)
 10/31/01           19.28        (0.10)        (5.72)         (5.82)       (0.14)        (2.28)         (2.42)           (8.24)
 10/31/00           20.80         0.22(2)      (0.55)         (0.33)          --         (1.19)         (1.19)           (1.52)
 10/31/99(1)        16.85        (0.09)(2)      4.74           4.65        (0.13)        (0.57)         (0.70)            3.95

 TRUST
 10/31/02           11.36         0.06(2)      (1.74)         (1.68)       (0.25)           --          (0.25)           (1.93)
 10/31/01           19.74         0.07         (5.82)         (5.75)       (0.35)        (2.28)         (2.63)           (8.38)
 10/31/00           21.18         0.51(2)      (0.60)         (0.09)       (0.16)        (1.19)         (1.35)           (1.44)
 10/31/99           17.00         0.10(2)       4.80           4.90        (0.15)        (0.57)         (0.72)            4.18
 10/31/98           15.33         0.14          1.98           2.12        (0.09)        (0.36)         (0.45)            1.67

 PRIME A
 10/31/02           11.19        (0.01)(2)     (1.72)         (1.73)       (0.18)           --          (0.18)           (1.91)
 10/31/01           19.53        (0.02)        (5.73)         (5.75)       (0.31)        (2.28)         (2.59)           (8.34)
 10/31/00           20.98         0.46(2)      (0.60)         (0.14)       (0.12)        (1.19)         (1.31)           (1.45)
 10/31/99(1)        16.85         0.06(2)       4.79           4.85        (0.15)        (0.57)         (0.72)            4.13

 PRIME B
 10/31/02           11.11        (0.05)(2)     (1.71)         (1.76)       (0.13)           --          (0.13)           (1.89)
 10/31/01           19.37        (0.08)        (5.71)         (5.79)       (0.19)        (2.28)         (2.47)           (8.26)
 10/31/00           20.85         0.29(2)      (0.58)         (0.29)          --         (1.19)         (1.19)           (1.48)
 10/31/99(1)        16.85        (0.08)(2)      4.78           4.70        (0.13)        (0.57)         (0.70)            4.00




                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------

                                                               RATIO OF NET       RATIO OF        RATIO OF
                                                                INVESTMENT        OPERATING       OPERATING
                                                               INCOME (LOSS)      EXPENSES        EXPENSES
                                                NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
            NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
              END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
             ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
 RETAIL A
 10/31/02      $    9.24          (15.75)%      $ 43,095            0.10%            1.42%           1.79%           110%
 10/31/01          11.16          (33.35)%        65,749            0.11%            1.34%           1.64%            60%
 10/31/00          19.44           (1.49)%       120,351            1.83%            1.32%           1.57%            50%
 10/31/99          20.86           29.04%         89,327            0.03%            1.48%           1.73%            45%
 10/31/98          16.75           13.64%         66,541            0.39%            1.48%           1.73%            49%

 RETAIL B
 10/31/02           9.16          (16.55)%         4,913           (0.94)%           2.46%           2.97%           110%
 10/31/01          11.04          (33.95)%         6,988           (0.89)%           2.34%           2.66%            60%
 10/31/00          19.28           (2.22)%         8,297            1.02%            2.14%           2.64%            50%
 10/31/99(1)       20.80           28.41%          2,189           (0.45)%           1.96%           2.70%            45%

 TRUST
 10/31/02           9.43          (15.26)%       374,119            0.58%            0.94%           1.21%           110%
 10/31/01          11.36          (33.00)%       524,704            0.55%            0.90%           1.16%            60%
 10/31/00          19.74           (1.08)%       912,555            2.28%            0.87%           1.12%            50%
 10/31/99          21.18           29.71%        501,776            0.54%            0.97%           1.22%            45%
 10/31/98          17.00           14.32%        345,692            0.91%            0.96%           1.21%            49%

 PRIME A
 10/31/02           9.28          (15.78)%             8           (0.11)%           1.63%           2.19%           110%
 10/31/01          11.19          (33.38)%             9            0.01%            1.44%           1.77%            60%
 10/31/00          19.53           (1.34)%            14            2.06%            1.10%           1.99%            50%
 10/31/99(1)       20.98           29.73%             12            0.34%            1.17%           2.03%            45%

 PRIME B
 10/31/02           9.22          (16.06)%            54           (0.45)%           1.97%           2.22%           110%
 10/31/01          11.11          (33.72)%           280           (0.46)%           1.91%           2.19%            60%
 10/31/00          19.37           (2.02)%           483            1.33%            1.83%           2.17%            50%
 10/31/99(1)       20.85           28.74%            458           (0.38)%           1.89%           2.27%            45%

--------------------------------------------------------
(1)  The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(2)  The selected per share data was calculated using the weighted average shares outstanding method for the year.
(A)  Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B)  Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and
     1998 was $(0.03)(2), $(0.05), $0.35(2), $(0.04)(2) and $0.03, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
     Retail B Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.15)(2), $(0.14), $0.11(2) and
     $(0.25)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment
     Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001,
     2000, 1999 and 1998 was $0.04(2), $0.04, $0.45(2), $0.06(2) and $0.10, respectively. Net investment income (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
     Administrator for Prime A Shares for the years ended October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $0.41,
     $0.26(2) and $(0.09)(2), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the years ended
     October 31, 2002, 2001, 2000 and 1999 was $(0.07)(2), $(0.13), $0.22(2) and $(0.16)(2), respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                  100-101

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund (previously, Pillar Equity Value Fund), Equity Growth Fund, Large Cap Growth Fund (previously, Pillar Equity Growth Fund), Growth Fund II, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Small Cap Value Fund, Small Company Equity Fund and International Equity Fund are authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). The Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). Currently, the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, Small Cap Value Fund and International Equity Fund offer all five series of authorized shares, the Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II offer all three series of authorized shares and the Equity Income Fund, Strategic Equity Fund, Equity Value Fund and Small Company Equity Fund offer only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 5.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 5.50% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares purchased prior to January 1, 2001 will automatically convert to Retail A Shares six years after the date of purchase, Retail B Shares purchased on or after January 1, 2001 will automatically convert to Retail A Shares eight years after the date of purchase, Retail B Shares issued in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization, and Prime B Shares will automatically convert to Prime A Shares eight years after the date of purchase. Prior to June 26, 2001, the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such conversion was in the best interest of the holders of BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investments in securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the last bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Investments in other investment companies are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  INCOME RECOGNITION: The Trust adopted the provisions of the American Institute of Certified Public Accountants' Audit and Accounting Guide for Investment Companies (the "Guide") effective November 1, 2001. The Guide requires investment companies to amortize premiums and discounts on fixed income securities and to adjust interest income by paydown gains and losses on mortgage- and asset-backed securities. Prior to November 1, 2001, the Funds did not amortize premiums and discounts on fixed income securities, however, interest income was adjusted by paydown gains and losses on mortgage-backed and asset-backed securities. Accordingly, those Funds affected recorded a cumulative effect adjustment to reflect the amortization of premiums and discounts and the adjustment of paydown gains and losses. The cumulative effect of this accounting change did not impact the net assets of the Fund, but resulted in reclassifications as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                       AT OCTOBER 31,
                                            2001                                    FOR THE YEAR ENDED OCTOBER 31, 2002
                          ----------------------------------------   ---------------------------------------------------------------
                              UNREALIZED                                NET INVESTMENT                              NET UNREALIZED
NAME OF FUND                 APPRECIATION              COST                 INCOME           NET REALIZED GAIN       DEPRECIATION
------------              -------------------  -------------------   -------------------   -------------------   -------------------
Asset Allocation Fund ....  $        586,321     $       (586,321)    $       (229,372)     $         387,227      $       (157,855)

  RESTRICTED SECURITY: At October 31, 2002, the Growth Fund II owned shares of a security that was purchased through a private offering and can only be sold with prior registration under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. In addition, the Fund's investment advisor has generally agreed to further restrictions on the disposition of this holding as set forth in the agreement entered into in connection with the purchase of the investment. The investment is valued in accordance with procedures approved by the Board of Trustees of the Trust. The acquisition date of the investment, along with its cost and market value at October 31, 2002, is as follows:

PREFERRED STOCK        AQUISITION DATE   COST      MARKET VALUE
---------------        ---------------   ----      ------------
Network Specialists,
  Series A ..........     04/19/00    $2,999,999      $3,942

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Equity Fund may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset. Otherwise, gains or losses are recognized on the settlement date.

  FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared and paid quarterly, with the exception of the Growth Fund II and International Equity Fund. The Growth Fund II declares and pays dividends semi-annually and the International Equity Fund declares and pays dividends annually. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  ORGANIZATION COSTS: The Strategic Equity Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operations.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES,
     DISTRIBUTION AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), a wholly-owned subsidiary of Columbia Management Group, Inc. ("CMG") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Large Cap Growth Fund, Growth Fund II, Small Cap Value Fund and Small Company Equity Fund. The Trust has been advised by the Investment Advisor that, effective August 1, 2001 and until further notice to the Board of Trustees of the Trust, it intends to waive advisory fees payable to it by each of the above Funds so that the advisory fees payable by each such Fund would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. (See Note 4.)

  The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the International Equity Fund at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of average daily net assets, plus 0.85% of average daily net assets in excess of $100 million.

  Prior to August 10, 2002, Oeschle International Advisors, LLC ("Oeschle") served as sub-advisor with respect to the International Equity Fund. Oeschle was paid fees for its services at an annual rate of 0.40% of the first $50 million of the Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million.

  Prior to August 27, 2001, Summit Bank Investment Management Division ("Summit"), a division of Summit Bank, and its successor, Fleet, provided investment advisory services to the Pillar Equity Value Fund and Pillar Equity Growth Fund, predecessor funds of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, respectively (collectively, the "Predecessor Pillar Funds"). (See Note 9.) Summit and Fleet were paid fees for their services at an annual rate of 0.75% of the average daily net assets of each Predecessor Pillar Fund.

  The Trust and Fleet (the "Administrator") are also parties to an administration agreement under which the Administrator provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. The Administrator has advised the Trust that effective November 15, 2002 the Administrator intends to limit the administration fee payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Prior to May 31, 2001, PFPC received administration fees at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 22, 2002, PFPC served as sub-administrator to the Trust pursuant to an agreement with the Administrator.

  In addition, the Administrator also provides custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, JPMorgan Chase Bank (formerly known as Chase Manhattan Bank), for its services.

  Prior to August 27, 2001, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Pillar Funds. The fees paid to SEI were based on the level of aggregate net assets of The Pillar Funds (other than two institutional money market funds).

  Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 1, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. As of July 22, 2002, Liberty Funds Services, Inc., an affiliate of Fleet, provides trans-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

fer agency services to the Fund pursuant to certain fee arrangements. Prior to July 22, 2002, transfer agency services were provided to the Funds by PFPC.

  Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

  Prior to August 27, 2001, SEI Investments Distribution Co. (the "SEI Distributor"), a wholly-owned subsidiary of SEI Investments Company, served as the exclusive distributor of shares of the Predecessor Pillar Funds. The Predecessor Pillar Funds had adopted a distribution plan for Class A Shares (the "Class A Plan"), which entitled the SEI Distributor to receive an annual distribution fee of up to 0.25% of the average daily net assets attributable to Class A Shares of each of the Predecessor Pillar Funds. The Predecessor Pillar Funds had also adopted a distribution and service plan for Class B Shares (the "Class B Plan"), which entitled the SEI Distributor to receive (i) an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds and (ii) service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to (i) Retail A Shares of each Fund except the Large Cap Value and Large Cap Growth Funds and (ii) Trust Shares of each Fund. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates), which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted a distribution plan (the "Distribution Plan") with respect to Retail A Shares of the Large Cap Value and Large Cap Growth Funds. Under the Distribution Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail A Shares of the Funds. Payments by the Trust under the Distribution Plan may not exceed the annual rate of 0.50% of the average daily net assets attributable to each Fund's Retail A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Distribution Plan to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of such Fund's outstanding Retail A Shares.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% of the average daily net assets attributable to Retail B Shares of the Fund owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Services Plan, Distribution Plan and 12b-1 Plan as follows:

                            SERVICES  DISTRIBUTION    12B-1 PLAN
                            --------  ------------    ----------
FUND                          PLAN        PLAN    SERVICES DISTRIBUTION
----                          ----        ----    -------- ------------
Asset Allocation Fund ..... $ 722,543     $--     $276,592  $612,887
Equity Income Fund ........   357,266      --       37,780    85,483
Growth and Income Fund ....   666,709      --      129,541   289,755
Strategic Equity Fund .....    24,133      --        7,391    16,471
Equity Value Fund .........   480,502      --       71,329   159,770
Large Cap Value Fund ......        --  21,853       51,432   113,090
Equity Growth Fund ........   872,400      --      252,213   557,660
Large Cap Growth Fund .....        --  10,177       61,899   135,536
Growth Fund II ............    94,009      --        2,747     6,108
Small Cap Value Fund ......   316,465      --       23,538    54,197
Small Company Equity Fund .   201,135      --       40,544    90,986
International Equity Fund .   151,816      --       19,100    41,966

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Funds. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Prime A Shares Plan to an annual rate of not more

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

than 0.25% (on an annualized basis) of the average daily net assets of each Fund's outstanding Prime A Shares.

  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Funds. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed the annual rate of 0.75% of the average daily net assets attributable to each Fund's outstanding Prime B Shares. The fees paid to institutions for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets attributable to Prime B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 2002, the Funds paid fees under the Prime A Shares Plan and Prime B Shares Plan as follows:

                     PRIME A SHARES PLAN     PRIME B SHARES PLAN
                     -------------------     -------------------
FUND                    DISTRIBUTION       SERVICES    DISTRIBUTION
----                    ------------       --------    ------------
Asset Allocation Fund ....  $  124          $854          $2,561
Growth and Income Fund ...      95           257             772
Equity Growth Fund .......   1,145           684           2,054
Small Cap Value Fund .....     426           604           1,813
International Equity Fund       24           648           1,948

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares and Prime B Shares of the Funds each bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. In addition, Trust Shares bear additional transfer agency fees in order to compensate Liberty Funds Services, Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 2002, transfer agent charges for each series were as follows:

FUND                             RETAIL A  RETAIL B     TRUST
----                             --------  --------     -----
Asset Allocation Fund .........  $424,576  $230,217   $455,684
Equity Income Fund ............   258,379    45,518     22,118
Growth and Income Fund ........   445,673   116,922    485,884
Strategic Equity Fund .........    24,947     9,044      1,997
Equity Value Fund .............   370,644    79,778    118,704
Large Cap Value Fund ..........    26,141    75,864      9,685
Equity Growth Fund ............   764,198   353,268    560,518
Large Cap Growth Fund .........    19,600   115,200      6,624
Growth Fund II ................    63,038     5,056      5,357
Small Cap Value Fund ..........   247,187    25,898    134,393
Small Company Equity Fund .....   251,712    65,483    417,854
International Equity Fund .....   257,270    57,281    369,459



FUND                              PRIME A   PRIME B
----                              -------   -------
Asset Allocation Fund .........      $175     $461
Growth and Income Fund ........       145      150
Equity Growth Fund ............       135      415
Small Cap Value Fund ..........       281      589
International Equity Fund .....        78      232

  For the period January 1, 2001 through August 27, 2001, the Predecessor Pillar Funds paid transfer agent fees, which are included in the transfer agent fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001 of $112,831 for the Large Cap Value Fund and $130,108 for the Large Cap Growth Fund.

  Certain officers of the Trust are officers of Fleet and its affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum, plus certain other fees for attending or participating in meetings, as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust, VIP and Galaxy II is also entitled to additional fees for his services in this capacity. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

  Pursuant to procedures adopted by the Board of Trustees and in accordance with the 1940 Act, certain Funds placed a portion of their portfolio transactions with Quick & Reilly Institutional Trading, a division of Fleet Securities, Inc., and Robertson Stephens Inc., affiliates of the Investment Advisor. The commissions paid to Quick & Reilly Institutional Trading and Robertson Stephens Inc. for the year ended October 31, 2002 were as follows:

FUND                COMMISSIONS    FUND              COMMISSIONS
----                -----------    ----              -----------
Asset Allocation Fund  $ 66,540    Large Cap Value Fund  $69,400
Equity Income Fund       37,625    Equity Growth Fund     17,500
Growth and Income Fund   15,787    Large Cap Growth Fund  33,750
Strategic Equity Fund       492    Growth Fund II            250
Equity Value Fund       356,701    Small Company
                                    Equity Fund            2,300

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  Fleet and/or its affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the year ended October 31, 2002, Fleet and/or its affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                 FEES         EXPENSES
FUND                            WAIVED       REIMBURSED
----                           --------     ------------
Asset Allocation Fund ......   $ 39,134        $101,098
Equity Income Fund .........      6,000          27,125
Growth and Income Fund .....    120,689          52,339
Strategic Equity Fund ......    107,652          17,505
Equity Value Fund ..........      6,000              --
Large Cap Value Fund .......      6,000          65,554
Equity Growth Fund .........    499,881         157,599
Large Cap Growth Fund ......      6,312          77,450
Growth Fund II .............      6,000          29,505
Small Cap Value Fund .......     71,947              --
Small Company Equity Fund ..      6,000          51,959
International Equity Fund ..  1,347,128         202,666

5.    SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of each Fund, other than the Large Cap Value and Large Cap Growth Funds, bear the expense of payments under the Services Plan, Retail A Shares of the Large Cap Value and Large Cap Growth Funds bear the expense of payments under the Distribution Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2002 were as follows:

                                                   PURCHASES                          SALES
                                        ------------------------------  -------------------------------
FUND                                    U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
-----                                   --------------- --------------  ---------------- --------------
Asset Allocation Fund ...............     $31,041,411    $179,570,193    $43,311,091      $225,421,848
Equity Income Fund ..................              --     144,430,949      1,992,188       199,269,814
Growth and Income Fund ..............              --      88,513,029             --       162,806,738
Strategic Equity Fund* ..............              --      35,779,317             --        32,509,417
Equity Value Fund ...................              --     415,120,762             --       373,438,862
Large Cap Value Fund ................              --      41,734,806             --       115,922,453
Equity Growth Fund ..................              --     511,702,398             --       566,898,965
Large Cap Growth Fund ...............              --      31,445,879             --        88,060,543
Growth Fund II ......................              --      26,682,035             --        61,865,867
Small Cap Value Fund ................              --     278,108,050             --       131,779,541
Small Company Equity Fund ...........              --     371,444,898             --       423,707,081
International Equity Fund ...........              --     576,715,644             --       672,969,502

*The Strategic Equity Fund had a redemption in kind on January 11, 2002 which resulted in a redemption out of the Fund of $93,827,039. The redemption is comprised of securities and cash in the amounts of $83,530,666 and $10,296,373, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  The aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis at October 31, 2002 for each Fund is as follows:

FUND                                              APPRECIATION   (DEPRECIATION)         NET          COST
-----                                             ------------   -------------    ------------  ------------
Asset Allocation Fund ........................    $ 36,602,532  $ (59,232,755)   $ (22,630,223) $ 457,325,331
Equity Income Fund ...........................       6,173,395    (36,441,483)     (30,268,088)   214,501,422
Growth and Income Fund .......................      79,196,371   (108,699,921)     (29,503,550)   581,877,016
Strategic Equity Fund ........................       1,583,782     (5,721,618)      (4,137,836)    32,934,532
Equity Value Fund ............................      22,188,695    (42,264,088)     (20,075,393)   332,218,579
Large Cap Value Fund .........................      13,259,399     (9,867,488)       3,391,911     88,658,257
Equity Growth Fund ...........................     171,437,674   (193,445,170)     (22,007,496) 1,025,760,164
Large Cap Growth Fund ........................      10,480,756    (22,492,274)     (12,011,518)   118,885,870
Growth Fund II ...............................      10,289,230    (11,368,770)      (1,079,540)    61,125,339
Small Cap Value Fund .........................      58,729,965   (141,283,743)     (82,553,778)   691,234,382
Small Company Equity Fund ....................      26,257,912    (56,266,152)     (30,008,240)   313,433,559
International Equity Fund ....................      10,322,720    (60,956,371)     (50,633,651)   478,546,929



7.   FOREIGN SECURITIES

  Each Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement dated as of December 29, 1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating funds at the end of each calendar quarter. For the year ended October 31, 2002, no borrowings have been made by the Funds against the line of credit.

9.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Balanced Fund were transferred to the Galaxy Asset Allocation Fund in exchange for 389,256 Retail A Shares, 1,384,061 Retail B Shares and 1,077,072 Trust Shares of the Galaxy Asset Allocation Fund, (ii) all of the assets and liabilities of the Pillar Equity Income Fund were transferred to the Galaxy Equity Income Fund in exchange for 733,077 Retail A Shares, 948,149 Retail B Shares and 4,215,665 Trust Shares of the Galaxy Equity Income Fund, (iii) all of the assets and liabilities of the Pillar Equity Value Fund were transferred to the Galaxy Large Cap Value Fund in exchange for 887,677 Retail A Shares, 1,703,345 Retail B Shares and 13,364,789 Trust Shares of the Galaxy Large Cap Value Fund, (iv) all of the assets and liabilities of the Pillar Equity Growth Fund were transferred to the Galaxy Large Cap Growth Fund in exchange for 656,856 Retail A Shares, 3,512,061 Retail B Shares and 21,601,576 Trust Shares of the Galaxy Large Cap Growth Fund, (v) all of the assets and liabilities of the Pillar Mid Cap Fund were transferred to the Galaxy Growth Fund II in exchange for 763,737 Trust Shares of the Galaxy Growth Fund II, and (vi) all of the assets and liabilities of the Pillar International Equity Fund were transferred to the Galaxy International Equity Fund in exchange for 44,686 Retail A Shares, 1,816,673 Retail B Shares and 176,305 Trust Shares of the Galaxy International Equity Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Pillar Equity Value Fund and Pillar Equity Growth Fund, respectively. Following the reorganization, the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund changed their fiscal year-ends from December 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share and Unrealized Appreciation (Depreciation) associated with the transaction:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                              GALAXY                   PILLAR               GALAXY
                                         ASSET ALLOCATION             BALANCED         ASSET ALLOCATION
                                                FUND                     FUND                FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    634,352,052         $      44,468,412    $     678,820,464
Shares Outstanding ....................        40,632,497                 3,730,745           43,482,886
Retail A/Class A Net Asset Value,
   per share ..........................  $          15.62         $           11.96    $           15.62
Retail B/Class B Net Asset Value,
   per share ..........................  $          15.58         $           11.95    $           15.61
Trust /Class I Net Asset Value,
   per share ..........................  $          15.61         $           11.89    $           15.61
Unrealized Appreciation ...............  $     37,679,167         $       6,132,274    $      43,811,441


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                          EQUITY INCOME             EQUITY INCOME        EQUITY INCOME
                                              FUND                      FUND                 FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    247,184,933         $      82,808,091    $     329,993,024
Shares Outstanding ....................        17,567,619                 6,171,704           23,464,510
Retail A/Class A Net Asset Value,
   per share ..........................  $          14.06         $           13.45    $           14.06
Retail B/Class B Net Asset Value,
   per share ..........................  $          14.09         $           13.42    $           14.09
Trust /Class I Net Asset Value,
   per share ..........................  $          13.80         $           13.38    $           13.80
Unrealized Appreciation ...............  $      7,813,228         $      25,624,703    $      33,437,931


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                    PILLAR               GALAXY
                                             GROWTH                   MID CAP               GROWTH
                                             FUND II                    FUND                FUND II
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    106,506,748         $       7,302,648    $     113,809,396
Shares Outstanding ....................        11,162,530                   814,595           11,926,267
Trust /Class I Net Asset Value,
   per share ..........................  $           9.56         $            8.97    $            9.56
Unrealized Appreciation ...............  $      5,643,855         $         879,811    $       6,523,666


                                                          BEFORE                             AFTER
                                                       ACQUISITION                       ACQUISITION
                                          -----------------------------------------    ----------------
                                             GALAXY                   PILLAR               GALAXY
                                          INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                           EQUITY FUND               EQUITY FUND         EQUITY FUND
                                         ----------------         -----------------    -----------------
Net Assets ............................  $    675,865,645         $      26,104,525    $     701,970,170
Shares Outstanding ....................        52,736,904                 2,763,496           54,774,568
Retail A/Class A Net Asset Value,
   per share ..........................  $          12.63         $            9.43    $           12.63
Retail B/Class B Net Asset Value,
   per share ..........................  $          12.52         $            9.20    $           12.52
Trust /Class I Net Asset Value,
   per share ..........................  $          12.85         $            9.48    $           12.85
Unrealized (Depreciation) .............  $   (173,325,940)        $      (3,523,990)   $    (176,849,930)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

10.  CAPITAL LOSS CARRYFORWARDS

  At October 31, 2002, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Asset Allocation Fund* .....   $   260,595       2007
                                   330,406       2008
                                27,180,898       2010
Equity Income Fund .........    20,104,156       2010
Growth and Income Fund .....     2,882,225       2010
Strategic Equity Fund ......     2,149,527       2010
Equity Value Fund ..........    69,017,603       2010
Equity Growth Fund .........    41,527,758       2009
                                99,339,708       2010
Large Cap Growth Fund ......    23,163,665       2009
                                40,515,627       2010
Growth Fund II .............     2,971,232       2009
                                   938,652       2010
Small Company Equity Fund ..     7,869,522       2009
                                93,115,978       2010
International Equity Fund* .     4,901,661       2008
                               104,830,434       2009
                               219,682,429       2010

* The availability of a portion of these capital loss carryforwards ($591,001 with respect to the Asset Allocation Fund and $4,901,661 with respect to the International Equity Fund), which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

11.  RECLASSIFICATION OF ACCOUNTS

  During the year ended October 31, 2002, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to differences in the treatment of net operating losses, use of tax equalization, real estate investment trust adjustments, non-taxable security gains realized on redemptions in kind, foreign currency transactions and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                            UNDISTRIBUTED
                                          (OVERDISTRIBUTED)    ACCUMULATED
                                           NET INVESTMENT      NET REALIZED
FUND                      PAID-IN CAPITAL      INCOME           GAIN (LOSS)
----                      ---------------    ----------         -----------
 Asset Allocation Fund ..   $  590,974      $ 1,106,757       $  (1,697,731)
 Equity Income Fund .....       29,902         (455,720)            425,818
 Growth and
   Income Fund ..........           --             (494)                494
 Strategic Equity Fund ..   14,889,661            2,215         (14,891,876)
 Equity Value Fund ......     (835,538)         834,619                 919
 Large Cap
   Value Fund ...........    3,700,419          (21,324)         (3,679,095)
 Equity Growth Fund .....          (80)              80                 --
 Large Cap
   Growth Fund ..........     (356,722)         356,722                 --
 Growth Fund II .........     (593,820)         591,934               1,886
 Small Cap
   Value Fund ...........    5,859,452         (259,911)         (5,599,541)
 Small Company
Equity Fund .............   (3,343,760)       3,343,760                 --
 International Equity
   Fund .................           --        3,141,556          (3,141,556)

12.  DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during 2002 and 2001 was as follows:

                       DISTRIBUTIONS PAID IN 2002     DISTRIBUTIONS PAID IN 2001
                       --------------------------     --------------------------
                         ORDINARY    LONG-TERM         ORDINARY      LONG-TERM
  FUND                    INCOME   CAPITAL GAINS        INCOME     CAPITAL GAINS
  ----                    ------   -------------        -------    -------------
Asset Allocation Fund   $ 8,939,420  $        --    $ 14,900,775    $ 31,247,196
Equity Income Fund        3,881,548   12,491,618       2,722,965      39,895,699
Growth and
  Income Fund.....        2,339,161   25,685,830       2,663,810      84,112,835
Strategic
  Equity Fund.....        1,124,772    3,641,153         804,393       3,267,229
Equity Value Fund.               --   10,519,279      33,292,000      37,101,858
Large Cap
  Value Fund......          820,011           --         629,289              --
Equity Growth Fund               --           --              --     217,923,248
Large Cap
  Growth Fund ....               --           --              --              --
Growth Fund II....               --           --              --      13,249,779
Small Cap
  Value Fund......        8,625,684   39,447,563      23,596,489      33,921,969
Small Company
  Equity Fund.....                --          --              --      83,869,391
International
  Equity Fund.....       12,204,413           --      28,943,986     106,021,821

  There are no significant differences between the distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED   UNREALIZED
                      CAPITAL LOSS     ORDINARY      LONG-TERM     APPRECIATION
  FUND                CARRYFORWARD      INCOME          GAIN      (DEPRECIATION)
  ----                ------------    ----------      --------   ---------------
Asset Allocation
  Fund ............  $(27,771,899)   $ 1,127,199     $    --      $ (22,630,223)
Equity Income
  Fund.............   (20,104,156)       450,951          --        (30,268,088)
Growth and
  Income Fund......    (2,882,225)       331,059          --        (29,503,550)
Strategic Equity
  Fund.............    (2,149,527)        34,488          --         (4,137,836)
Equity Value Fund     (69,017,603)            --          --        (20,075,393)
Large Cap
  Value Fund.......             --        50,443   8,703,497          3,391,911
Equity Growth
  Fund.............  (140,867,466)     1,833,250          --        (22,007,496)
Large Cap
  Growth Fund......   (63,679,292)            --          --        (12,011,518)
Growth Fund II.....    (3,909,884)            --          --         (1,079,518)
Small Cap
  Value Fund.......            --      8,399,286  23,626,660        (82,553,778)
Small Company
  Equity Fund......  (100,985,500)            --          --        (30,008,240)
International
  Equity Fund......  (329,414,524)     4,371,741          --        (50,583,638)

13.  TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2002, the Funds earned income from direct obligations of the U.S. Government as follows:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Asset Allocation Fund ...........       3.85%
Equity Income ...................       1.10%



  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

  During the fiscal year ended October 31, 2002, the Funds listed below designate the following amounts as long-term capital gains:

                                      LONG-TERM
FUND                                 GAINS PAID
----                                 ----------
Equity Income Fund ...............  $12,491,618
Growth and Income Fund ...........   25,686,377
Strategic Equity Fund ............    3,641,596
Equity Value Fund ................   10,519,279
Large Cap Value Fund .............   12,382,592
Small Cap Value Fund .............   43,783,945

  Of the ordinary income (including short-term capital gain) distributions made during the fiscal year ended October 31, 2002, the Funds qualified for the dividends received deduction available to corporate shareholders as follows:

                                    CORPORATE DIVIDENDS
FUND                                RECEIVED DEDUCTION
----                                ------------------
Asset Allocation Fund ............           33.41%
Equity Income Fund ...............          100.00%
Growth and Income Fund ...........          100.00%
Strategic Equity Fund ............          100.00%
Large Cap Value Fund .............          100.00%
Small Cap Value Fund .............           49.18%

  If the International Equity Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

  For the fiscal year ended October 31, 2002, the International Equity Fund derived $9,002,056 of gross income from foreign sources and paid foreign taxes of $1,030,095 (representing $0.2007 and $0.0230 per share, respectively).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

14.  TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

  The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-800-345-6611.


                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               ----------      -----------            -------------------       ----------        -------------------

INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.3  Chairman &      Since 4/2/86    Chairman & Director, Vicks Lithograph   52    Director, Utica First
Insurance              Trustee                         & Printing Corporation (book                  Company; Director, SBU Bank;
Age 69                                                 manufacturing).                               Director, Partners Trust
                                                                                                     Financial Group; Director,
                                                                                                     Monitor Life Insurance Company;
                                                                                                     Director, Commercial Travelers
                                                                                                     Mutual Insurance Company.


Louis DeThomasis         Trustee       Since 7/24/86   President, Saint Mary's University      52    None
Age 62                                                 of Minnesota.

Kenneth A. Froot5        Trustee       Since 12/5/00   Professor of Finance,                   52    None
Age 45                                                 Harvard University.

James M. Seed            Trustee       Since 5/26/88   President, The Astra Ventures,          52    Chairman and Director, Fischer
Age 61                                                 Incorporated (oil and gas exploration;        -Watt Gold Co.; Director, XSCI,
                                                       private equity).                              Inc.

INTERESTED TRUSTEE
------------------
John T. O'Neill6         Trustee       Since 2/25/88   Private Investor; Executive Vice        52    None
Age 58                                                 President and Chief Financial Officer,
                                                       Hasbro, Inc. (toy and game
                                                       manufacturer) until December 1999.

OFFICERS
--------
Keith T. Banks7         President      Since 9/5/02    Chief Investment Officer and Chief      N/A   N/A
590 Madison Avenue                                     Executive Officer, Columbia
36th Floor                                             Management Group, Inc., since
Mail Stop NY EH 30636A                                 August 2000; Managing Director and
New York, NY 10022                                     Head of U.S. Equity, J.P. Morgan
Age 46                                                 Investment Management, from
                                                       November 1996 to August 2000.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                        TERM OF OFFICE                                      FUND COMPLEX3
NAME, ADDRESS         POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1                 WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS          BY TRUSTEE         HELD BY TRUSTEE4
--------                 ----------      -----------            -------------------          ----------        -------------------

Joseph R. Palombo8      Vice President    Since 9/5/02      Chief Operating Officer, Columbia       N/A                   N/A
One Financial Center                                        Management Group, Inc., since
Boston, MA 02111                                            November 2001; Chief Operations
Age 48                                                      Officer of Mutual Funds, Liberty
                                                            Financial Companies, Inc., from
                                                            August 2000 to November 2001;
                                                            Executive Vice Pr esident, Stein
                                                            Roe & Farnham Incorporated, since
                                                            April 1999 and Director since
                                                            September 2000; Executive Vice
                                                            President and Director, Colonial
                                                            Management Associates, Inc.,
                                                            since April 1999; Executive Vice
                                                            President and Chief
                                                            Administrative Officer, Liberty
                                                            Funds Group, LLC, since April
                                                            1999; Trustee and Chairman of the
                                                            Board, the Stein Roe Family of
                                                            Funds, since October 2000;
                                                            Manager, Stein Roe Floating Rate
                                                            Limited Liability Company, since
                                                            October 2000; Vice President, the
                                                            Liberty Funds, from April 1999 to
                                                            August 2000; Chief Operating
                                                            Officer and Chief Compliance
                                                            Officer, Putnam Mutual Funds,
                                                            from December 1993 to March 1999.

Glen P. Martin9         Vice President      Since 9/5/02    Director, Strategy and Product           N/A                   N/A
One Financial Center                                        Management Division, and Senior Vice
Boston, MA  02111                                           President, Columbia Management
Age 43                                                      Group, Inc., since March 2002; Interim
                                                            Managing Director, Mutual Fund
                                                            Division, and Senior Vice
                                                            President, Fleet Asset
                                                            Management, from April 2001 to
                                                            March 2002; Director, Product
                                                            Development and Marketing and
                                                            Senior Vice President, Fleet
                                                            Investment Management, from 1999
                                                            to April 2001; Investment
                                                            Marketing Manager and Vice
                                                            President, Fleet Investment
                                                            Management, from 1997 to 1999.

Vicki L. Benjamin10    Chief Accounting     Since 9/5/02    Vice President, Liberty Funds Group,      N/A                   N/A
One Financial Center   Officer and Controller               LLC, since April 2001; Vice President,
Boston, MA 02111                                            Corporate Audit, State Street Bank and
Age 40                                                      Trust Company, from May 1998 to
                                                            April 2001; Senior Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1997 to May 1998; Audit Manager,
                                                            Coopers & Lybrand, LLP, from July
                                                            1994 to June 1997.

J. Kevin Connaughton11     Treasurer        Since 9/5/02    Senior Vice President, Liberty Funds      N/A                   N/A
One Financial Center                                        Group, LLC, since January 2001; Vice
Boston, MA 02111                                            President, Liberty Funds Group, LLC,
Age 37                                                      from April 2000 to January 2001; Vice
                                                            President, Colonial Management
                                                            Associates, Inc., from February 1998 to
                                                            October 2000; Senior Tax Manager,
                                                            Coopers & Lybrand, LLP, from April 1996
                                                            to January 1998.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX3
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE1               WITH GALAXY     TIME SERVED2           DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE4
--------               -----------     ------------           -------------------       ----------        -------------------

W. Bruce McConnel12     Secretary      Since 4/3/86        Partner of the law firm Drinker     N/A                   N/A
One Logan Square                                           Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 59


------------------------------------------------------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston,
       Massachusetts 02111, Attn: Glen P. Martin.
2.     Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with
       Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's
       Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment advisor, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (39 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios) and Galaxy Fund II (5 open-end investment company portfolios). In addition to
       Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund and Galaxy Fund II.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities
       Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National
       Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial
       Corporation.
7.     Mr. Banks also serves as President of The Galaxy VIP Fund, Galaxy Fund II and the Liberty Family of Funds ("Liberty
       Funds"). The Liberty Funds consist of 53 open-end and 9 closed-end investment company portfolios.
8.     Mr. Palombo also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
9.     Mr. Martin also serves as Vice President of The Galaxy VIP Fund and Galaxy Fund II.
10.    Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, Galaxy Fund II, the
       Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star
       Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
11.    Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, Galaxy Fund II, the Liberty Funds and the Liberty
       All-Star Funds.
12.    Mr. McConnel also serves as Secretary of The Galaxy VIP Fund and Galaxy Fund II.


15.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)


  In connection with the consolidation of its mutual fund operations, CMG proposed the reorganization of the Funds and certain other Galaxy portfolios into corresponding portfolios of other investment companies managed by Fleet and its affiliates. CMG proposed that the Funds be reorganized into corresponding portfolios of Liberty-Stein Roe Funds Investment Trust ("Liberty-Stein Roe"), Columbia Growth Fund, Inc. ("Columbia Growth") and Columbia Special Fund, Inc. ("Columbia Special" and, collectively with Liberty-Stein Roe and Columbia Growth, the "Liberty/Columbia Funds"). On June 17, 2002, Galaxy's Board of Trustees approved Agreements and Plans of Reorganization among Galaxy, CMG and each of Liberty-Stein Roe, Columbia Growth and Columbia Special. The Liberty/Columbia Funds' Boards of Trustees also approved the Agreements and Plans of Reorganization. At a special meeting of shareholders held on October 18, 2002, shareholders of the Funds approved the Agreements and Plans of Reorganization with respect to their respective Funds. The following were the results of the vote:

      FUND                        FOR             AGAINST        ABSTAIN
     ------                     -------          ---------      ---------
Galaxy Asset
  Allocation Fund ........   18,381,592.788     450,110.279   1,145,290.160
Galaxy Equity
  Income Fund ............   10,730,037.217     174,098.532     234,207.318
Galaxy Growth and
  Income Fund ............   40,861,006.730     503,720.690     690,585.638
Galaxy Strategic
  Equity Fund ............    2,219,734.900      16,529.385      21,485.313
Galaxy Equity
  Value Fund .............   16,841,790.405     230,919.006     291,608.154
Galaxy Equity
  Growth Fund ............   32,704,142.500     304,474.277     360,325.696
Galaxy Growth
  Fund II ................    6,646,480.159      64,869.369      62,772.369
Galaxy International
  Equity Fund ............   32,732,607.925     179,437.059     516,444.654
Galaxy Small Cap
  Value Fund .............   26,185,262.619     141,791.920     124,586.941
Galaxy Small Company
  Equity Fund ............   19,061,753.849     129,262.849     158,716.633
Galaxy Large Cap
  Value Fund .............    7,185,897.762      56,985.774      26,374.485
Galaxy Large Cap
  Growth Fund ............   15,177,968.127      87,851.494      12,772.000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

16. SUBSEQUENT EVENT - COMPLETION OF THE REORGANIZATION OF THE FUNDS (UNAUDITED)


  As of December 9, 2002, the reorganization of each Fund had been completed. In connection with the reorganization, the assets and liabilities of each Fund were transferred to corresponding portfolios of the Liberty/Columbia Funds as follows:

GALAXY FUND                          CORRESPONDING LIBERTY/COLUMBIA FUND
-----------                          -----------------------------------
Galaxy Asset Allocation Fund         Liberty Asset Allocation Fund
Galaxy Equity Income Fund            Liberty Strategic Equity Fund
Galaxy Growth and Income Fund        Liberty Large Cap Core Fund
Galaxy Strategic Equity Fund         Liberty Strategic Equity Fund
Galaxy Equity Value Fund             Liberty Equity Value Fund Galaxy
Large Cap Value Fund                 Liberty Large Cap Core Fund
Galaxy Equity Growth Fund            Liberty Equity Growth Fund
Galaxy Large Cap Growth Fund         Columbia Growth Fund
Galaxy Growth Fund II                Columbia Special Fund
Galaxy Small Cap Value Fund          Liberty Small Cap Fund
Galaxy Small Company Equity Fund     Liberty Small Company Equity Fund
Galaxy International Equity Fund     Liberty International Equity Fund

  Each of the Liberty Asset Allocation Fund, Liberty Equity Value Fund, Liberty Equity Growth Fund, Liberty International Equity Fund, Liberty Small Cap Fund and Liberty Small Company Equity Fund is continuing the business, including carrying forward the financial and performance history, of its corresponding Galaxy Fund following the reorganization. The Liberty Large Cap Core Fund and Liberty Strategic Equity Fund are continuing the business, including carrying forward the financial and performance history, of the Galaxy Growth and Income Fund and Galaxy Strategic Equity Fund, respectively.


  On November 18, 2002, the Galaxy Asset Allocation Fund changed its name to the Liberty Asset Allocation Fund and then acquired all the net assets of the Stein Roe Balanced Fund pursuant to a plan of reorganization approved by the Galaxy Asset Allocation Fund and the Stein Roe Balanced Fund shareholders on October 18, 2002. All assets of the Stein Roe Balanced Fund have been transferred to the Liberty Asset Allocation Fund in a tax-free exchange and shareholders of the Stein Roe Balanced Fund have received 9,749,490 shares of the Liberty Asset Allocation Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                 STEIN ROE              LIBERTY
                                          ASSET ALLOCATION FUND        BALANCED FUND     ASSET ALLOCATION FUND
                                          ---------------------      -----------------   ----------------------
Net Assets ...........................    $         441,389,479      $     127,523,327   $          568,912,806
Shares Outstanding ...................               33,733,620              6,018,995               43,483,110
Unrealized Appreciation (Depreciation)    $         (11,244,930)     $       8,458,670   $           (2,786,260)

  On November 18, 2002, the Liberty Equity Growth Fund acquired all the net assets of the Galaxy Equity Growth Fund pursuant to a plan of reorganization approved by the Galaxy Equity Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Growth Fund have been transferred to the Liberty Equity Growth Fund in a tax-free exchange and shareholders of the Galaxy Equity Growth Fund have received 61,868,864 shares of the Liberty Equity Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                 LIBERTY
                                             EQUITY GROWTH             EQUITY GROWTH          EQUITY GROWTH
                                                 FUND                      FUND                   FUND
                                             ---------------         -----------------       ----------------
Net Assets .............................     $            --         $   1,028,481,672       $  1,028,481,672
Shares Outstanding .....................                  --                61,868,864             61,868,864
Unrealized Appreciation ................     $            --         $      30,628,601       $     30,628,601

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  On November 18, 2002, the Liberty Small Cap Fund acquired all the net assets of the Galaxy Small Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Small Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Small Cap Value Fund have been transferred to the Liberty Small Cap Fund in a tax-free exchange and shareholders of the Galaxy Small Cap Value Fund have received 48,153,160 shares of the Liberty Small Cap Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL CAP FUND         SMALL CAP VALUE FUND     SMALL CAP FUND
                                             ---------------        --------------------     ----------------
Net Assets ............................      $            --        $        623,960,218     $     623,960,218
Shares Outstanding ....................                   --                  48,153,160            48,153,160
Unrealized (Depreciation) .............      $            --        $        (70,900,907)    $     (70,900,907)

On November 18, 2002, the Liberty Small Company Equity Fund acquired all the net assets of the Galaxy Small Company Equity Fund pursuant to a plan of reorganization approved by the Galaxy Small Company Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Small Company Equity Fund have been transferred to the Liberty Small Company Equity Fund in a tax-free exchange and shareholders of the Galaxy Small Company Equity Fund have received 24,202,949 shares of the Liberty Small Company Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                    GALAXY                LIBERTY
                                             SMALL COMPANY             SMALL COMPANY         SMALL COMPANY
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets .............................     $            --        $        294,512,234     $    294,512,234
Shares Outstanding .....................                  --                  24,202,949           24,202,949
Unrealized (Depreciation) ..............     $            --        $        (16,396,104)    $    (16,396,104)

On November 18, 2002, the Liberty International Equity Fund acquired all the net assets of the Galaxy International Equity Fund pursuant to a plan of reorganization approved by the Galaxy International Equity Fund shareholders on October 18, 2002. All assets of the Galaxy International Equity Fund have been transferred to the Liberty International Equity Fund in a tax-free exchange and shareholders of the Galaxy International Equity Fund have received 44,747,739 shares of the Liberty International Equity Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                LIBERTY                   GALAXY                LIBERTY
                                              INTERNATIONAL             INTERNATIONAL         INTERNATIONAL
                                               EQUITY FUND               EQUITY FUND           EQUITY FUND
                                             ---------------        --------------------     ----------------
Net Assets ...............................   $            --        $        426,119,802     $    426,119,802
Shares Outstanding .......................                --                  44,747,739           44,747,739
Unrealized (Depreciation) ................   $            --        $        (37,562,272)    $    (37,562,272)

On November 25, 2002, the Galaxy Strategic Equity Fund changed its name to the Liberty Strategic Equity Fund and then acquired all the net assets of the Galaxy Equity Income Fund pursuant to a plan of reorganization approved by the Galaxy Equity Income Fund and Galaxy Strategic Equity Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Income Fund have been transferred to the Liberty Strategic Equity Fund in a tax-free exchange and shareholders of the Galaxy Equity Income Fund have received 20,955,089 shares of the Liberty Strategic Equity Fund in exchange for their shares as follows:



                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   LIBERTY                 GALAXY                LIBERTY
                                            STRATEGIC EQUITY FUND    EQUITY INCOME FUND   STRATEGIC EQUITY FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $          30,204,471    $      188,556,383   $         218,760,854
Shares Outstanding ......................               3,357,398            18,058,510              24,312,487
Unrealized (Depreciation) ...............   $          (2,422,372)   $      (19,625,587)  $         (22,047,959)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

On November 25, 2002, the Liberty Equity Value Fund acquired all the net assets of the Galaxy Equity Value Fund pursuant to a plan of reorganization approved by the Galaxy Equity Value Fund shareholders on October 18, 2002. All assets of the Galaxy Equity Value Fund have been transferred to the Liberty Equity Value Fund in a tax-free exchange and shareholders of the Galaxy Equity Value Fund have received 31,719,272 shares of the Liberty Equity Value Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                  LIBERTY                 GALAXY                LIBERTY
                                              EQUITY VALUE FUND      EQUITY VALUE FUND     EQUITY VALUE FUND
                                            ---------------------    ------------------   ---------------------
Net Assets ..............................   $                  --    $      321,534,976   $         321,534,976
Shares Outstanding ......................                      --            31,719,272              31,719,272
Unrealized (Depreciation) ...............   $                  --    $       (2,724,070)  $          (2,724,070)

On December 9, 2002, the Galaxy Growth and Income Fund changed its name to the Liberty Large Cap Core Fund and then acquired all the net assets of the Galaxy Large Cap Value Fund pursuant to a plan of reorganization approved by the Galaxy Growth and Income Fund and Galaxy Large Cap Value Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Value Fund have been transferred to the Liberty Large Cap Core Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Value Fund have received 8,506,336 shares of the Liberty Large Cap Core Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                 LIBERTY                  GALAXY                LIBERTY
                                                 LARGE CAP               LARGE CAP             LARGE CAP
                                                 CORE FUND               VALUE FUND             CORE FUND
                                            ---------------------    ------------------      ----------------
Net Assets ...............................  $         560,578,780    $       88,215,757      $    648,794,537
Shares Outstanding .......................             54,028,560             9,528,591            62,534,896
Unrealized Appreciation (Depreciation) ...  $         (15,045,902)   $        3,841,144      $    (11,204,758)

On December 9, 2002, the Columbia Growth Fund acquired all the net assets of the Galaxy Large Cap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Large Cap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Large Cap Growth Fund have been transferred to the Columbia Growth Fund in a tax-free exchange and shareholders of the Galaxy Large Cap Growth Fund have received 4,941,065 shares of the Columbia Growth Fund in exchange for their shares as follows:


                                                             BEFORE                               AFTER
                                                          ACQUISITION                         ACQUISITION
                                             -----------------------------------------       ----------------
                                                   COLUMBIA               GALAXY                COLUMBIA
                                                 GROWTH FUND       LARGE CAP GROWTH FUND       GROWTH FUND
                                            ---------------------  ---------------------     ----------------
Net Assets ..............................   $         798,985,765  $         108,315,197     $    907,300,962
Shares Outstanding ......................              36,450,327             17,270,155           41,391,402
Unrealized Appreciation (Depreciation) ..   $          81,833,499  $          (8,049,749)    $     73,783,750

On December 9, 2002, the Columbia Special Fund acquired all the net assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund pursuant to a plan of reorganization approved by the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund shareholders on October 18, 2002. All assets of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have been transferred to the Columbia Special Fund in a tax-free exchange and shareholders of the Galaxy Growth Fund II, the Stein Roe Capital Opportunities Fund and the Liberty Midcap Growth Fund have received 3,693,522, 13,391,313 and 1,926,436 shares, respectively, of the Columbia Special Fund in exchange for their shares as follows:

                                                                        BEFORE                                        AFTER
                                                                      ACQUISITION                                   ACQUISITION
                                           -------------------------------------------------------------------     -------------
                                               COLUMBIA           GALAXY     STEIN ROE CAPITAL     LIBERTY           COLUMBIA
                                               SPECIAL           GROWTH        OPPORTUNITIES     MIDCAP GROWTH        SPECIAL
                                                FUND             FUND II           FUND              FUND              FUND
                                           --------------     --------------   --------------    --------------    -------------
Net Assets .............................    $588,307,694      $ 56,786,294      $205,776,298     $  29,609,516      $880,479,802
Shares Outstanding .....................      38,277,702         7,611,425        11,563,174         3,621,177        57,288,973
Unrealized Appreciation ................    $ 33,929,976      $    419,666      $  4,912,798     $   1,312,196      $ 40,574,636

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund (twelve of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of October 31, 2002, and the related statements of operations for the year then ended, and for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, the statements of changes in net assets and the financial highlights for the year ended October 31, 2002 and for the period from January 1, 2001 to October 31, 2001, for the Galaxy Growth Fund II, the statements of changes in net assets and financial highlights for each of the two years in the period ended October 31, 2002, and the financial highlights for the period from June 1, 2000 to October 31, 2000, and for the remaining Funds, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 for the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth & Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the three years in the period ended May 31, 2000, for the Galaxy Growth Fund II, were audited by other auditors whose report dated July 17, 2000 expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended December 31, 2000, and the financial highlights for each of the four years in the period then ended, for the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, were audited by other auditors whose report, dated February 15, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Large Cap Value Fund, Galaxy Equity Growth Fund, Galaxy Large Cap Growth Fund, Galaxy Growth Fund II, Galaxy Small Cap Value Fund, Galaxy Small Company Equity Fund and Galaxy International Equity Fund portfolios of The Galaxy Fund at October 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

ERNST AND YOUNG LOGO ART


Boston, Massachusetts
December 12, 2002

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


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

[GRAPHIC OMITTED-GALAXY LOGO]


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AEQU (01/01/03) 02/2867